                CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE

                                   PROSPECTUS



                                 APRIL 28, 2008

        CORPORATE OWNED FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
              METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
               ISSUED BY: METLIFE INSURANCE COMPANY OF CONNECTICUT

This prospectus describes information you should know before you purchase Corporate Owned Variable Universal Life Insurance (the Policy), a flexible premium variable life insurance policy issued by MetLife Insurance Company of Connecticut (We, or the Company). Please be aware that this is a prospectus, which highlights many Policy provisions and communicates the Policy's primary features. SOME POLICY FEATURES MAY NOT BE AVAILABLE IN SOME STATES AND THERE MAY BE VARIATIONS IN YOUR POLICY FROM DESCRIPTIONS CONTAINED IN THIS PROSPECTUS BECAUSE OF DIFFERENCES IN STATE LAW THAT AFFECT THE POLICIES. Please consult your Policy for the provisions that apply in your state. We use certain terms throughout this prospectus, which are defined in APPENDIX A. The language of the Policy itself determines your rights and obligations under the Policy. Please keep this prospectus for future reference.

As a LIFE INSURANCE POLICY, the Policy is a contract between you and the Company. The Policy is designed for corporations and employers to provide insurance protection on the life of Insured employees and to build Contract Value. The Policy has a MINIMUM TARGET PREMIUM OF $100,000 PER CASE. You agree to make sufficient Premium Payments to the Company and the Company agrees to pay a Death Benefit to your Beneficiary after the death of the Named Insured (INSURED). Premium Payments are flexible in both frequency and amount.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. Variable life insurance policies are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency. Replacing any existing life insurance policy with this Policy may not be to your advantage.

You can build Contract Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in Mutual Funds (THE FUNDS). A fixed rate option (THE FIXED ACCOUNT) is also available. Except for amounts in the Fixed Account, the value of your Policy will vary based on the performance of the Funds you select.

Investment Options that invest in the following Funds are available for Policies purchased on or after April 28, 2008:

AIM VARIABLE INSURANCE FUNDS -- SERIES I
  AIM V.I. Global Real Estate Fund
  AIM V.I. International Growth Fund
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
  Global Technology Portfolio -- Class B
  Intermediate Bond Portfolio -- Class A
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. -- CLASS I
  American Century VP Ultra(R) Fund
  American Century VP Vista(SM) Fund
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
  American Funds Bond Fund
  American Funds Global Growth Fund
  American Funds Global Small Capitalization Fund
  American Funds Growth Fund
  American Funds Growth-Income Fund
  American Funds High-Income Bond Fund
  American Funds International Fund
  American Funds New World Fund
  American Funds U.S. Government/AAA Rated Securities Fund
DELAWARE VIP TRUST -- STANDARD CLASS
  Delaware VIP Small Cap Value Series
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL SHARES
  Appreciation Portfolio
  Developing Leaders Portfolio
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  Contrafund(R) Portfolio -- Service Class 2
  Equity-Income Portfolio -- Initial Class
  Freedom 2010 Portfolio -- Initial Class
  Freedom 2015 Portfolio -- Initial Class
  Freedom 2020 Portfolio -- Initial Class
  Freedom 2025 Portfolio -- Initial Class
  Freedom 2030 Portfolio -- Initial Class
  Growth & Income Portfolio -- Service Class 2
  High Income Portfolio -- Initial Class
  Index 500 Portfolio -- Initial Class
  Investment Grade Bond Portfolio -- Service Class
  Mid Cap Portfolio -- Service Class 2
  Overseas Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  Templeton Developing Markets Securities Fund -- Class 2
  Templeton Foreign Securities Fund -- Class 2
  Templeton Global Income Securities Fund -- Class 1
JANUS ASPEN SERIES -- SERVICE SHARES
  Global Life Sciences Portfolio
  Global Technology Portfolio
  International Growth Portfolio
  Mid Cap Growth Portfolio
  Mid Cap Value Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class I Legg Mason Partners Variable Appreciation Portfolio -- Class I
  Legg Mason Partners Variable Capital and Income Portfolio -- Class I Legg Mason Partners Variable Equity Index Portfolio -- Class I
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I Legg Mason Partners Variable Investors Portfolio -- Class I
  Legg Mason Partners Variable Large Cap Growth Portfolio -- Class I Legg Mason Partners Variable Social Awareness Portfolio

LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
  Legg Mason Partners Variable Global High Yield Bond Portfolio Legg Mason Partners Variable Strategic Bond Portfolio
MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio -- Class A
  BlackRock Large Cap Core Portfolio -- Class E
  Clarion Global Real Estate Portfolio -- Class A
  Harris Oakmark International Portfolio -- Class A
  Janus Forty Portfolio -- Class A
  Lazard Mid Cap Portfolio -- Class A
  Loomis Sayles Global Markets Portfolio -- Class A
  Lord Abbett Bond Debenture Portfolio -- Class A
  Lord Abbett Growth and Income Portfolio -- Class B
  Lord Abbett Mid Cap Value Portfolio -- Class B
  Met/AIM Capital Appreciation Portfolio -- Class A
  PIMCO Inflation Protected Bond Portfolio -- Class A
  Pioneer Fund Portfolio -- Class A
  Pioneer Strategic Income Portfolio -- Class A
  T. Rowe Price Mid Cap Growth Portfolio -- Class A
  Van Kampen Mid Cap Growth Portfolio -- Class A
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth Portfolio -- Class D
  BlackRock Bond Income Portfolio -- Class A
  BlackRock Large Cap Value Portfolio -- Class B
  BlackRock Money Market Portfolio -- Class A
  Davis Venture Value Portfolio -- Class A
  FI Large Cap Portfolio -- Class A
  FI Mid Cap Opportunities Portfolio -- Class A
  FI Value Leaders Portfolio -- Class D
  Jennison Growth Portfolio -- Class A
  Julius Baer International Stock Portfolio -- Class A
  Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A MetLife Aggressive Allocation Portfolio -- Class B
  MetLife Conservative Allocation Portfolio -- Class B
  MetLife Conservative to Moderate Allocation Portfolio -- Class B MetLife Mid Cap Stock Index Portfolio -- Class A
  MetLife Moderate Allocation Portfolio -- Class B
  MetLife Moderate to Aggressive Allocation Portfolio -- Class B MetLife Stock Index Portfolio -- Class A
  MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio -- Class A
  Morgan Stanley EAFE(R) Index Portfolio -- Class A
  Oppenheimer Global Equity Portfolio -- Class B
  Russell 2000(R) Index Portfolio -- Class A
  Western Asset Management U.S. Government Portfolio -- Class A OPPENHEIMER VARIABLE ACCOUNT FUNDS -- NON-SERVICE SHARES
  Oppenheimer Main Street Small Cap Fund(R)/VA
PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS
  Low Duration Portfolio
  Total Return Portfolio
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
  Pioneer Emerging Markets VCT Portfolio
  Pioneer Mid Cap Value VCT Portfolio
PUTNAM VARIABLE TRUST -- CLASS IB
  Putnam VT International Growth and Income Fund
ROYCE CAPITAL FUND
  Royce Micro-Cap Portfolio
  Royce Small-Cap Portfolio
THE MERGER FUND VL
  The Merger Fund VL
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio -- Class II
  Government Portfolio -- Class I

Certain Funds have been subject to a merger, substitution or other change. Please see Appendix B -- "Additional Information Regarding Funds" for more information.

                                TABLE OF CONTENTS






                                                                          PAGE
                                                                          ----
SUMMARY OF PRINCIPAL POLICY BENEFITS AND RISKS..........................     3
Policy Summary..........................................................     3
Principal Policy Benefits...............................................     3
Principal Policy Risks..................................................     5
Fund Company Risks......................................................     6
FEE TABLES..............................................................     7
Transaction Fees........................................................     7
Periodic Charges Other Than Fund Operating Expenses.....................     8
Charges for Optional Riders.............................................     9
Fund Charges and Expenses...............................................    10
DESCRIPTION OF THE COMPANY, SEPARATE ACCOUNT AND FUNDS..................    15
The Insurance Company...................................................    15
The Separate Account and its Investment Options.........................    15
The Funds...............................................................    16
Voting Rights...........................................................    25
Conflicts of Interest...................................................    25
The Fixed Account.......................................................    25
POLICY CHARGES AND DEDUCTIONS...........................................    26
Charges Against Premium.................................................    26
Charges Against Contract Value..........................................    27
Charges Against the Separate Account....................................    27
Fund Charges............................................................    28
Modification, Reserved Rights and Other Charges.........................    28
POLICY DESCRIPTION......................................................    28
Applying for a Policy...................................................    28
Right to Cancel (free look period)......................................    29
When Coverage Begins....................................................    29
Income Tax Free 'Section 1035' Exchanges................................    30
Ownership/Policy Rights.................................................    30
PREMIUMS................................................................    31
Amount, Frequency and Duration of Premium Payments......................    31
Allocation of Premium Payments..........................................    32
VALUES UNDER YOUR POLICY................................................    32
Contract Value..........................................................    32
Investment Option Valuation.............................................    33
Fixed Account Valuation.................................................    34
Loan Account Valuation..................................................    34
TRANSFER................................................................    34
Transfers of Contract Value.............................................    34
Transfer of Contract Value from the Fixed Account to the Investment
  Options...............................................................    37
Transfer of Contract Value from the Investment Options to the Fixed
  Account...............................................................    37
Dollar-Cost Averaging (DCA Program).....................................    37
Portfolio Rebalancing...................................................    37
DEATH BENEFIT...........................................................    38
Death Benefit Examples..................................................    39
Changing the Death Benefit Option.......................................    39
Paying the Death Benefit and Payment Options............................    40
BENEFITS AT MATURITY....................................................    40
OTHER BENEFITS..........................................................    40
Exchange Option.........................................................    40
Insured Term Rider (Supplemental Insurance Benefits)....................    41
Cash Value Enhancement Rider............................................    41
POLICY SURRENDERS.......................................................    41
Full Surrender..........................................................    41
Partial Surrender.......................................................    42
POLICY LOANS............................................................    42
Loan Conditions.........................................................    42
Effects of Loans........................................................    43
LAPSE AND REINSTATEMENT.................................................    43
Lapse...................................................................    43
Grace Period............................................................    43
Reinstatement...........................................................    44
FEDERAL TAX CONSIDERATIONS..............................................    44
Potential Benefits of Life Insurance....................................    44
Tax Status of the Policy................................................    45
Tax Treatment of Policy Benefits........................................    46
OTHER TAX CONSIDERATIONS................................................    48
Insurable Interest......................................................    48
The Company's Income Taxes..............................................    49
Alternative Minimum Tax.................................................    49
DISTRIBUTION & COMPENSATION.............................................    49
Distribution............................................................    49
Compensation............................................................    49
OTHER POLICY INFORMATION................................................    51
Valuation and Payment...................................................    51
Suspension of Valuation and Postponement of Payment.....................    52
Policy Statements.......................................................    52
Limits on Right to Contest and Suicide Exclusion........................    52
Misstatement as to Sex and Age..........................................    53
Policy Changes..........................................................    53
Restrictions on Financial Transactions..................................    53
LEGAL PROCEEDINGS.......................................................    53
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...........................    53
FINANCIAL STATEMENTS....................................................    54
APPENDIX A: GLOSSARY OF TERMS USED THROUGHOUT THIS PROSPECTUS...........   A-1
APPENDIX B: ADDITIONAL INFORMATION REGARDING FUNDS......................   B-1
APPENDIX C: TARGET PREMIUM PER $1,000 OF STATED AMOUNT..................   C-1
APPENDIX D: CASH VALUE ACCUMULATION TEST FACTORS........................   D-1
APPENDIX E: HYPOTHETICAL ILLUSTRATIONS..................................   E-1

                 SUMMARY OF PRINCIPAL POLICY BENEFITS AND RISKS

--------------------------------------------------------------------------------

This section provides a SUMMARY of the Policy and the principal policy benefits and risks. YOU SHOULD READ THE ENTIRE PROSPECTUS BEFORE PURCHASING THE POLICY. IMPORTANT DETAILS REGARDING THE POLICY ARE CONTAINED IN OTHER SECTIONS OF THIS PROSPECTUS.

                                 POLICY SUMMARY

The Policy is both an insurance product and a security. The Policy is first and foremost a life insurance policy with death benefits, contract values, and other features traditionally associated with life insurance. To provide these benefits to you, we deduct amounts from your Premium Payments and Policy assets to pay insurance costs, sales and Policy expenses. The Policy is a security because the Contract Value and, under certain circumstances, the Amount Insured and Death Benefit may increase and decrease based on the performance of the Investment Options you select.

                            PRINCIPAL POLICY BENEFITS

     -    Death Benefit

          We will pay your Beneficiary a Death Benefit after the death of the Insured while this Policy is in effect. There are two primary amounts involved in determining the Death Benefit under this Policy. First, when you apply for your Policy you will state the amount of life insurance coverage (THE STATED AMOUNT) that you wish to purchase on the Insured. Second, for a Policy to qualify as life insurance under federal tax law, it must provide a minimum amount of insurance in relation to the Contract Value of your Policy (THE MINIMUM AMOUNT INSURED). Generally, the Contract Value of your Policy is the sum of the values in the Investment Options and the Fixed Account, plus your Loan Account Value.

          In addition to choosing the Stated Amount, you must also choose a Death Benefit option. There are three Death Benefit options available:

          - OPTION 1 -- LEVEL OPTION: the Death Benefit will be the greater of (i) the Stated Amount or (ii) the Minimum Amount Insured on the Insured's date of death.

          - OPTION 2 -- VARIABLE OPTION: the Death Benefit will be the greater of (i) the Stated Amount plus the Contract Value of the Policy or (ii) the Minimum Amount Insured on the Insured's date of death.

          - OPTION 3 -- ANNUAL INCREASE OPTION: the Death Benefit will be the greater of:

               1. (a) plus (b) where: (a) is the Stated Amount as of the Insured's date of death; and (b) is the greater of zero and the lesser of (i) and (ii) where (i) is the Option 3 maximum increase shown on the Policy Summary and (ii) is the total Premium Payments less any partial surrenders accumulated at the interest rate shown on the Policy Summary; OR

               2.   the Minimum Amount Insured on the Insured's date of death.

          The Death Benefit may be increased or decreased by changes in the Stated Amount, surrenders and Outstanding Loans and charges.

     -    Policy Surrenders (Withdrawals)

          You may withdraw some or all of your money from your Policy.

     -    Policy Loans

          You may borrow against your Policy using your Policy as collateral.

     -    The Investment Options and the Corresponding Funds

          You may select from a wide variety of Investment Options. Each Investment Option invests directly in a professionally managed Fund. You may transfer Contract Value among any of the Investment Options and the Fixed Account while continuing to defer current income taxes.

     -    The Fixed Account

          You may allocate Premium Payments and transfer Contract Value to the Fixed Account. The Fixed Account is credited interest at an effective annual rate guaranteed to be at least 3%. Transfers of Contract Value into or out of the Fixed Account are permitted subject to certain restrictions.

     -    Flexible Premium Payments

          After you make the initial Premium Payment, you may choose the amount and frequency of future Premium Payments, within certain limits.

     -    Tax-Free Death Benefit

          Your Beneficiary may receive the Death Benefit free of income tax, and with properly structured ownership you can also avoid estate tax on the Death Benefit.

     -    Right to Cancel Period

          We urge you to examine your Policy closely. When you receive your Policy, the Right to Cancel Period begins. This period is at least ten
          (10) days, or more if required by state law. If, for any reason, you are not satisfied, you may return the Policy to us during the Right to Cancel Period for a refund.

     -    Dollar-Cost Averaging

          Under this program, you invest the same amount of money at regular intervals, so you are buying more units when the market is down and fewer units when the market is high. The potential benefit is to lower your average cost per unit.

     -    Portfolio Rebalancing

          This program can help prevent a structured investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages for the Investment Options you most recently selected to shift. Under this program, you may instruct us to automatically reallocate values in your Policy periodically to help keep your investments properly aligned with your investment strategy.

     -    Exchange Option

          During the first two Policy Years you can transfer all Contract Value in the Investment Options to the Fixed Account (subject to state law).

     -    Personalized Illustrations

          You may request personalized illustrations for the Policy that reflect the Insured's age, sex, underwriting classification, the specified insurance benefits and the premium requested. These hypothetical illustrations may help you to understand how the Contract Value and Death Benefit can change over time and how the investment performance of the Funds impact the Contract Value and the Death Benefit. The illustrations may also help you compare the Policy to other life insurance policies. Personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or Contract Value. We have included an example of such an illustration as Appendix E to this prospectus.

                             PRINCIPAL POLICY RISKS

     -    Poor Fund Performance (Investment Risk)

          The value of your Policy is tied to the investment performance of the Funds and allocation percentages you choose. If those Funds perform poorly, the value of your Policy will decrease. Since we continue to deduct charges from the Contract Value, if investment results are too low, the Cash Surrender Value of your Policy may fall to zero, even if you send us your Planned Premium Payments (as illustrated). In that case, the Policy will, after a grace period, terminate without value and insurance coverage will no longer be in effect.

     -    Tax Risks

          We believe, but do not guarantee, that the Policy should be considered a life insurance policy under federal tax law. If the Policy was determined not to be a life insurance policy for federal tax purposes, you may be considered to be in constructive receipt of Contract Value, with adverse tax consequences, and all or a part of the proceeds paid under the Policy may be taxable to the Beneficiary. There is also a possibility that even if your Policy is treated as life insurance for federal tax purposes, it could be treated as a modified endowment contract (MEC) under federal tax laws (usually if your Premium Payments in the first seven policy years or less exceed certain limits). If your Policy is a MEC, partial surrenders, collateral assignments and Policy loans could incur taxes, and any distributions or deemed distributions could incur the additional 10% tax on early withdrawals. Finally, tax laws and regulations impacting this Policy and your tax status are always subject to change.

     -    Policy Lapse

          There is a risk that if partial surrenders, loans, and monthly deductions reduce your Cash Surrender Value to too low an amount and/or if the investment experience of your selected Investment Options is unfavorable, then your Policy could lapse. If your Policy lapses, then the Policy and all rights and benefits under it will terminate.

     -    Policy Withdrawal Limitations

          The minimum partial surrender amount is $500. Surrenders will reduce the Death Benefit, the Amount Insured and the Contract Value of the Policy. Federal income taxes and a penalty tax may apply to partial surrenders.

     -    Effects of Policy Loans

          A Policy loan, whether or not repaid, will affect your Policy's Contract Value over time because we transfer the amount of the loan from the Investment Options and the Fixed Account to the Loan Account and hold it as collateral. As a result, the loan collateral does not participate in the investment results of the Investment Options or the interest credited to the Fixed Account. A Policy loan also reduces the Death Benefit proceeds and could make it more likely that a Policy will lapse.

     -    Credit Risk

          The Death Benefit guarantees, rider guarantees and the Fixed Account obligations depend on the Company's financial ability to fulfill their obligations. You should review the Company's financial statements, which are available upon request and are attached to the Statement of Additional Information.

     -    Increase in Current Fees and Expenses

          Certain Policy fees and expenses are currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

     -    Flexible Premium Payments

          Even if you send us your Planned Premium (as illustrated) your Policy may still lapse if poor investment performance and/or certain Policy transactions substantially reduce your Contract Value.

     -    Policy is Not Suited for Short-Term Investment

          We designed the Policy to meet long-term financial goals. You should not purchase this Policy to meet any short-term investment goals or if you think you will surrender all or part of your Policy in the short-term.

                               FUND COMPANY RISKS

A comprehensive discussion of the risks of each Fund may be found in each Fund Company's prospectus.

Each Fund has its own goal, investment objective and investment strategies that affect the risks associated with investing in that Fund.

A Fund always carries investment risks although some types carry more risk than others. Generally, the higher the potential return, the higher the risk of loss. Before you decide which Funds to choose, you should consider whether the goals and risks of a Fund are a good fit for your investment plan.

There is no assurance that any of the Funds will achieve their stated investment objective.

                                   FEE TABLES

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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy or surrender the Policy. The tables disclose the Maximum Guaranteed Charge, the Current Charge and where the amount of a charge depends on the Insured's characteristics, such as age or rating classification, the charge for a Sample Insured.

                                TRANSACTION FEES



                            WHEN WE DEDUCT THE
         CHARGE                   CHARGE                                AMOUNT DEDUCTED(1)



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Front-End Sales Expense  Upon receipt of each     Current Charge:          7% of premium payments up to the
Charge(2)                Premium Payment                                   Target Premium in Policy Years 1 -- 7
                                                                           and 3.5% thereafter; plus 0% on
                                                                           premiums received in excess of the
                                                                           Target Premium in all Policy Years

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       9% OF PREMIUM PAYMENT UP TO THE
                                                                           TARGET PREMIUM IN ALL POLICY YEARS
                                                                           AND 5% ON PREMIUM PAYMENTS IN EXCESS
                                                                           OF THE TARGET PREMIUM IN ALL POLICY
                                                                           YEARS.



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Surrender Charge         When you fully or        Current Charge:          No charge
                         partially surrender
                         your Policy.

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       NO CHARGE



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Transfer Charge          When you transfer        Current Charge:          No charge
                         Contract Value among
                         the Investment Options

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       UP TO SIX FREE TRANSFERS A YEAR; $10
                                                                           PER TRANSFER THEREAFTER



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Dollar-Cost Averaging    When you make a          Current Charge:          No charge
(DCA Program)            transfer under the DCA
                         Program

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       UP TO SIX FREE TRANSFERS A YEAR; $10
                                                                           PER TRANSFER THEREAFTER(3)



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Illustrations            When you request an      Current Charge:          No charge
                         illustration after the
                         Policy is issued

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       $15 PER ILLUSTRATION



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(1) Current and Guaranteed charges may vary in certain states but will not exceed the Guaranteed charges shown above. The rates may vary depending on age, gender, policy duration and the amount of insurance coverage. These rates may not be representative of the charge that a particular policy owner would pay. To obtain information on the rates/charges that would apply to you, please contact your agent or registered representative.
(2) The current and guaranteed charges for the Front-End Sales Expense Charge includes the Premium Tax Charge and the Federal Deferred Acquisition Cost Charge. See "Policy Charges and Deductions" for more information.
(3) For DCA Program purposes only, a transfer consists of all transfers occurring on the same day pursuant to your direction on the DCA authorization form.

The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund expenses.

               PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES



                            WHEN WE DEDUCT THE
         CHARGE                   CHARGE                                  AMOUNT DEDUCTED



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Cost of Insurance        Monthly on the           POLICIES WITH AN ISSUE DATE BEFORE 1/1/09:
Charge (COI)(1)          Deduction Day

                                                  --------------------------------------------------------------
                                                  Current Charge:          Rates per $1000 of Insurance Risk for
                                                                           First Year of Coverage:
                                                                           Minimum: $0.0243(2)
                                                                           Maximum: $36.7685(3)

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       RATES PER $1000 OF INSURANCE RISK FOR
                                                                           FIRST YEAR OF COVERAGE:
                                                                           MINIMUM: $0.0884(4)
                                                                           MAXIMUM: $45.0595(3)

                                                  --------------------------------------------------------------
                                                  Sample Charge for a 46   Rates per $1000 of Insurance Risk for
                                                  year-old male non-       First Year of Coverage:
                                                  smoker (guaranteed       Current: $0.1091
                                                  issue)                   Guaranteed: $0.4277

                                                  POLICIES WITH AN ISSUE DATE ON OR AFTER 1/1/09 (IF AVAILABLE
                                                  IN YOUR STATE):

                                                  --------------------------------------------------------------
                                                  Current Charge:          Rates per $1000 of Insurance Risk for
                                                                           First Year of Coverage:
                                                                           Minimum: $0.024(5)
                                                                           Maximum: $31.940(3)

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       RATES PER $1000 OF INSURANCE RISK FOR
                                                                           FIRST YEAR OF COVERAGE:
                                                                           MINIMUM: $0.039(4)
                                                                           MAXIMUM: $31.940(3)

                                                  --------------------------------------------------------------
                                                  Sample Charge for a 46   Rates per $1000 of Insurance Risk for
                                                  year-old male non-       First Year of Coverage:
                                                  smoker (guaranteed       Current: $0.109
                                                  issue)                   Guaranteed: $0.252



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Policy Administrative    Monthly on the           Current Charge:          $5.00
Expense Charges          Deduction Date

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       $5.00



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Mortality and Expense    Daily from the unloaned  Current Charge:          0.45% on an annual basis of the
Risk (M&E) Charge(6)     portion of the Contract                           amounts in the Investment Options for
                         Value invested in the                             Policy Years 1-4, 0.25% for Policy
                         Separate Account                                  Years 5-20 and 0.05% thereafter

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       0.75% ON AN ANNUAL BASIS FOR ALL
                                                                           POLICY YEARS



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Cost of Policy Loans(7)  In arrears, at the end   Current Charge:          0.60% on an annual basis of the loan
                         of each Policy Year                               amount for the first ten (10) Policy
                         from the Loan Account                             Years, 0.40% for Policy Years eleven
                                                                           (11) to twenty (20), and 0.25%
                                                                           thereafter.

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       1.00% ON AN ANNUAL BASIS OF THE LOAN
                                                                           AMOUNT FOR ALL POLICY YEARS



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(1) The current cost of insurance charges shown are for the underwriting and risk class identified in the footnotes below while the Guaranteed charges are based on the 1980 Commissioners Standard Ordinary Mortality Tables for Policies with an Issue Date before 1/1/09 and on the 2001 Commissioners Standard Ordinary Mortality Tables for Policies with an Issue Date on or after 1/1/09. The cost of insurance rates listed do not reflect the addition of any "flat extras." Flat extras account for adverse risks that, if applied, would increase the cost of insurance rates shown above.
(2)   Sample charge for a female preferred non-smoker age 25.
(3) Sample charge for a male sub-standard smoker age 80 (fully underwritten) -- Table 10.

(4)   Sample charge for a female age 20 (any underwriting class).
(5)   Sample charge for a female preferred non-smoker age 23.
(6) We are waiving the following amounts of the Mortality and Expense Risk Charge on the Subaccounts investing in the following Funds:

          METROPOLITAN SERIES
            FUND, INC.
            Western Asset
               Management U.S.
               Government
               Portfolio            0.15% or, if greater, an amount, if any, equal to the fund expenses that are in excess of 0.68%
          MET INVESTORS SERIES
            TRUST
            BlackRock High Yield
               Portfolio            0.11%
            Harris Oakmark
               International
               Portfolio            an amount equal to the fund expenses that are in excess of 0.90%
            Loomis Sayles Global
               Markets Portfolio    an amount equal to the fund expenses that are in excess of 0.85%
            Lord Abbett Growth and
               Income Portfolio     an amount equal to the fund expenses that are in excess of 0.87%
            Lord Abbett Mid-Cap
               Value Portfolio      an amount equal to the fund expenses that are in excess of 1.12%
            MetLife Stock Index
               Portfolio            an amount equal to the fund expenses that are in excess of 0.265%
            MFS Research
               International
               Portfolio            an amount equal to the fund expenses that are in excess of 1.18%
            PIMCO Inflation
               Protected Bond
               Portfolio            an amount equal to the fund expenses that are in excess of 0.65%
            Third Avenue Small Cap
               Value Portfolio      an amount equal to the fund expenses that are in excess of 1.10%


(7) The Policy Loan cost reflects the difference between the loan interest rate charged and the loan interest rate credited (see the Policy Loans section for more information).

                           CHARGES FOR OPTIONAL RIDERS



                            WHEN WE DEDUCT THE
         CHARGE                   CHARGE                                  AMOUNT DEDUCTED



----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Insured Term Rider       Monthly on the           POLICIES WITH AN ISSUE DATE BEFORE 1/1/09:
(Cost of Insurance)      Deduction Day

                                                  --------------------------------------------------------------
                                                  Current Charge:          Rates per $1000 of Insurance Risk for
                                                                           First Year of Coverage:
                                                                           Minimum: $0.0243(1)
                                                                           Maximum: $36.7685(2)

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       RATES PER $1000 OF INSURANCE RISK FOR
                                                                           FIRST YEAR OF COVERAGE:
                                                                           MINIMUM: $0.0884(3)
                                                                           MAXIMUM: $45.0595(2)

                                                  --------------------------------------------------------------
                                                  Sample Charge for a 46   Rates per $1000 of Insurance Risk for
                                                  year-old male non-       First Year of Coverage:
                                                  smoker (guaranteed       Current: $0.1091
                                                  issue)                   Guaranteed: $0.4277

                                                  POLICIES WITH AN ISSUE DATE ON OR AFTER 1/1/09 (IF AVAILABLE
                                                  IN YOUR STATE):

                                                  --------------------------------------------------------------
                                                  Current Charge:          Rates per $1000 of Insurance Risk for
                                                                           First Year of Coverage:
                                                                           Minimum: $0.024(4)
                                                                           Maximum: $31.940(2)

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       RATES PER $1000 OF INSURANCE RISK FOR
                                                                           FIRST YEAR OF COVERAGE:
                                                                           MINIMUM: $0.039(3)
                                                                           MAXIMUM: $31.940(2)

                                                  --------------------------------------------------------------
                                                  Sample Charge for a 46   Rates per $1000 of Insurance Risk for
                                                  year-old male non-       First Year of Coverage:
                                                  smoker (guaranteed       Current: $0.109
                                                  issue)                   Guaranteed: $0.252

                            WHEN WE DEDUCT THE
         CHARGE                   CHARGE                                  AMOUNT DEDUCTED



----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Cash Value Enhancement   Not applicable           Current Charge:          No Charge
Rider

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       NO CHARGE



----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------


---------
(1)   Sample charge for a female preferred non-smoker age 25.
(2) Sample charge for a male sub-standard smoker age 80 (fully underwritten) -- Table 10.
(3)   Sample charge for a female age 20 (any underwriting class).
(4)   Sample charge for a female preferred non-smoker age 23.

                            FUND CHARGES AND EXPENSES

The next tables describe the Fund fees and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.

The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2007. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2007, unless otherwise noted. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES

                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including management
  fees, distribution and/or service (12b-1) fees, and other expenses)     0.10%      5.66%


FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
FUND                                  FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
----                              ---------- ------------ -------- ------------------ --------- --------------- ---------------
AIM VARIABLE INSURANCE
  FUNDS -- SERIES I
  AIM V.I. Global Real Estate
     Fund........................    0.75%         --       0.38%           --          1.13%          --          1.13%(1)
  AIM V.I. International Growth
     Fund........................    0.71%         --       0.36%         0.01%         1.08%        0.01%         1.07%(2)
ALLIANCEBERNSTEIN VARIABLE
  PRODUCTS SERIES FUND, INC.
  Global Technology
     Portfolio -- Class B........    0.75%       0.25%      0.17%           --          1.17%          --          1.17%
  Intermediate Bond
     Portfolio -- Class A........    0.45%         --       0.33%           --          0.78%          --          0.78%
AMERICAN CENTURY VARIABLE
  PORTFOLIOS, INC. -- CLASS I
  American Century VP Ultra(R)
     Fund........................    1.00%         --       0.01%           --          1.01%          --          1.01%
  American Century VP Vista(SM)
     Fund........................    1.00%         --       0.01%           --          1.01%          --          1.01%
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Bond Fund.......    0.40%       0.25%      0.01%           --          0.66%          --          0.66%
  American Funds Global Growth
     Fund........................    0.53%       0.25%      0.02%           --          0.80%          --          0.80%
  American Funds Global Small
     Capitalization Fund.........    0.70%       0.25%      0.03%           --          0.98%          --          0.98%
  American Funds Growth Fund.....    0.32%       0.25%      0.01%           --          0.58%          --          0.58%

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
FUND                                  FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
----                              ---------- ------------ -------- ------------------ --------- --------------- ---------------
  American Funds Growth-Income
     Fund........................    0.26%       0.25%      0.01%           --          0.52%          --          0.52%
  American Funds High-Income Bond
     Fund........................    0.47%       0.25%      0.01%           --          0.73%          --          0.73%
  American Funds International
     Fund........................    0.49%       0.25%      0.03%           --          0.77%          --          0.77%
  American Funds New World Fund..    0.76%       0.25%      0.06%           --          1.07%          --          1.07%
  American Funds U.S.
     Government/AAA Rated
     Securities Fund.............    0.45%       0.25%      0.01%           --          0.71%          --          0.71%
DELAWARE VIP TRUST -- STANDARD
  CLASS
  Delaware VIP Small Cap Value
     Series......................    0.71%         --       0.10%           --          0.81%          --          0.81%
DREYFUS VARIABLE INVESTMENT
  FUND -- INITIAL SHARES
  Appreciation Portfolio.........    0.75%         --       0.05%           --          0.80%          --          0.80%
  Developing Leaders Portfolio...    0.75%         --       0.06%           --          0.81%          --          0.81%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R)
     Portfolio -- Service Class
     2...........................    0.56%       0.25%      0.09%           --          0.90%          --          0.90%
  Equity-Income
     Portfolio -- Initial Class..    0.46%         --       0.09%           --          0.55%          --          0.55%
  Freedom 2010
     Portfolio -- Initial Class..      --          --         --          0.56%         0.56%          --          0.56%(3)
  Freedom 2015
     Portfolio -- Initial Class..      --          --         --          0.59%         0.59%          --          0.59%(3)
  Freedom 2020
     Portfolio -- Initial Class..      --          --         --          0.62%         0.62%          --          0.62%(3)
  Freedom 2025
     Portfolio -- Initial Class..      --          --         --          0.63%         0.63%          --          0.63%(3)
  Freedom 2030
     Portfolio -- Initial Class..      --          --         --          0.66%         0.66%          --          0.66%(3)
  Growth & Income
     Portfolio -- Service Class
     2...........................    0.46%       0.25%      0.12%           --          0.83%          --          0.83%
  High Income
     Portfolio -- Initial Class..    0.57%         --       0.11%           --          0.68%          --          0.68%
  Index 500 Portfolio -- Initial
     Class.......................    0.10%         --         --            --          0.10%          --          0.10%
  Investment Grade Bond
     Portfolio -- Service Class..    0.32%       0.10%      0.11%           --          0.53%          --          0.53%
  Mid Cap Portfolio -- Service
     Class 2.....................    0.56%       0.25%      0.10%           --          0.91%          --          0.91%
  Overseas Portfolio -- Service
     Class 2.....................    0.71%       0.25%      0.14%           --          1.10%          --          1.10%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  Franklin Small-Mid Cap Growth
     Securities Fund -- Class
     2+..........................    0.47%       0.25%      0.28%         0.01%         1.01%        0.01%         1.00%(4)
  Templeton Developing Markets
     Securities Fund -- Class 2..    1.23%       0.25%      0.25%           --          1.73%          --          1.73%
  Templeton Foreign Securities
     Fund -- Class 2.............    0.63%       0.25%      0.14%         0.02%         1.04%        0.02%         1.02%(4)
  Templeton Global Income
     Securities Fund -- Class 1..    0.50%         --       0.14%           --          0.64%          --          0.64%
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Global Life Sciences
     Portfolio...................    0.64%       0.25%      0.45%           --          1.34%          --          1.34%
  Global Technology Portfolio....    0.64%       0.25%      0.18%         0.01%         1.08%          --          1.08%
  International Growth
     Portfolio...................    0.64%       0.25%      0.06%           --          0.95%          --          0.95%
  Mid Cap Growth Portfolio.......    0.64%       0.25%      0.04%           --          0.93%          --          0.93%
  Mid Cap Value Portfolio........    0.60%       0.25%      0.41%         0.01%         1.27%          --          1.27%(5)
  Worldwide Growth Portfolio+....    0.65%       0.25%      0.02%           --          0.92%          --          0.92%(6)
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I++......    0.75%         --       0.07%           --          0.82%          --          0.82%(7)
  Legg Mason Partners Variable
     Appreciation
     Portfolio -- Class I........    0.69%         --       0.11%         0.01%         0.81%          --          0.81%(7)
  Legg Mason Partners Variable
     Capital and Income
     Portfolio -- Class I........    0.75%         --       0.13%           --          0.88%          --          0.88%
  Legg Mason Partners Variable
     Equity Index
     Portfolio -- Class I........    0.31%         --       0.08%           --          0.39%          --          0.39%(7)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
FUND                                  FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
----                              ---------- ------------ -------- ------------------ --------- --------------- ---------------
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I........    0.75%         --       0.08%           --          0.83%          --          0.83%(7)
  Legg Mason Partners Variable
     International All Cap
     Opportunity Portfolio+++....    0.85%         --       0.26%           --          1.11%          --          1.11%(7)
  Legg Mason Partners Variable
     Investors Portfolio -- Class
     I...........................    0.62%         --       0.14%           --          0.76%          --          0.76%(7)
  Legg Mason Partners Variable
     Large Cap Growth
     Portfolio -- Class I++......    0.75%         --       0.15%           --          0.90%          --          0.90%(8)
  Legg Mason Partners Variable
     Social Awareness
     Portfolio++.................    0.67%         --       0.38%           --          1.05%          --          1.05%(7)
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
  Legg Mason Partners Variable
     Global High Yield Bond
     Portfolio...................    0.80%         --       0.41%           --          1.21%          --          1.21%(7)
  Legg Mason Partners Variable
     Strategic Bond Portfolio....    0.65%         --       0.25%           --          0.90%          --          0.90%(7)
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class A........    0.60%         --       0.13%           --          0.73%          --          0.73%
  BlackRock Large Cap Core
     Portfolio -- Class E........    0.58%       0.15%      0.06%           --          0.79%          --          0.79%
  Clarion Global Real Estate
     Portfolio -- Class A........    0.61%         --       0.04%           --          0.65%          --          0.65%
  Harris Oakmark International
     Portfolio -- Class A........    0.77%         --       0.09%           --          0.86%          --          0.86%
  Janus Forty Portfolio -- Class
     A...........................    0.65%         --       0.05%           --          0.70%          --          0.70%
  Lazard Mid Cap
     Portfolio -- Class A........    0.69%         --       0.07%           --          0.76%          --          0.76%
  Loomis Sayles Global Markets
     Portfolio -- Class A........    0.68%         --       0.06%           --          0.74%          --          0.74%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........    0.49%         --       0.05%           --          0.54%          --          0.54%
  Lord Abbett Growth and Income
     Portfolio -- Class B........    0.49%       0.25%      0.03%           --          0.77%          --          0.77%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........    0.67%       0.25%      0.09%           --          1.01%          --          1.01%
  Met/AIM Capital Appreciation
     Portfolio -- Class A........    0.76%         --       0.10%           --          0.86%          --          0.86%
  Met/AIM Small Cap Growth
     Portfolio -- Class A+.......    0.86%         --       0.06%           --          0.92%          --          0.92%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A+.......    1.00%         --       0.25%           --          1.25%          --          1.25%
  MFS(R) Research International
     Portfolio -- Class B+.......    0.70%       0.25%      0.09%           --          1.04%          --          1.04%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........    0.50%         --       0.05%           --          0.55%          --          0.55%
  Pioneer Fund Portfolio -- Class
     A...........................    0.75%         --       0.23%           --          0.98%          --          0.98%(9)
  Pioneer Strategic Income
     Portfolio -- Class A........    0.60%         --       0.09%           --          0.69%          --          0.69%(10)
  T. Rowe Price Mid Cap Growth
     Portfolio -- Class A........    0.75%         --       0.05%           --          0.80%          --          0.80%
  Third Avenue Small Cap Value
     Portfolio -- Class B+.......    0.73%       0.25%      0.03%           --          1.01%          --          1.01%
  Van Kampen Mid Cap Growth
     Portfolio -- Class A........    0.70%         --       0.17%           --          0.87%          --          0.87%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D........    0.71%       0.10%      0.05%           --          0.86%          --          0.86%

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
FUND                                  FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
----                              ---------- ------------ -------- ------------------ --------- --------------- ---------------
  BlackRock Bond Income
     Portfolio -- Class A........    0.38%         --       0.06%           --          0.44%        0.01%         0.43%(11)
  BlackRock Diversified
     Portfolio -- Class A+.......    0.44%         --       0.06%           --          0.50%          --          0.50%
  BlackRock Large Cap Value
     Portfolio -- Class B........    0.68%       0.25%      0.06%           --          0.99%          --          0.99%
  BlackRock Money Market
     Portfolio -- Class A........    0.33%         --       0.07%           --          0.40%        0.01%         0.39%(12)
  Capital Guardian U.S. Equity
     Portfolio -- Class A+.......    0.66%         --       0.05%           --          0.71%          --          0.71%
  Davis Venture Value
     Portfolio -- Class A........    0.69%         --       0.04%           --          0.73%          --          0.73%
  FI Large Cap Portfolio -- Class
     A...........................    0.77%         --       0.07%           --          0.84%          --          0.84%
  FI Mid Cap Opportunities
     Portfolio -- Class A........    0.68%         --       0.05%           --          0.73%          --          0.73%
  FI Value Leaders
     Portfolio -- Class D........    0.64%       0.10%      0.07%           --          0.81%          --          0.81%
  Jennison Growth
     Portfolio -- Class A........    0.63%         --       0.04%           --          0.67%          --          0.67%
  Julius Baer International Stock
     Portfolio -- Class A........    0.84%         --       0.12%           --          0.96%        0.04%         0.92%(13)
  Lehman Brothers(R) Aggregate
     Bond Index
     Portfolio -- Class A........    0.25%         --       0.05%           --          0.30%        0.01%         0.29%(14)
  MetLife Aggressive Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.04%         0.73%         1.12%        0.04%         1.08%(15)
  MetLife Conservative Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.05%         0.59%         0.99%        0.05%         0.94%(15)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.01%         0.64%         1.00%        0.01%         0.99%(15)
  MetLife Mid Cap Stock Index
     Portfolio -- Class A........    0.25%         --       0.07%         0.01%         0.33%        0.01%         0.32%(16)
  MetLife Moderate Allocation
     Portfolio -- Class B........    0.08%       0.25%      0.01%         0.67%         1.01%          --          1.01%(15)
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........    0.08%       0.25%      0.01%         0.70%         1.04%          --          1.04%(15)
  MetLife Stock Index
     Portfolio -- Class A........    0.25%         --       0.04%           --          0.29%        0.01%         0.28%(16)
  MFS(R) Total Return
     Portfolio -- Class F........    0.53%       0.20%      0.05%           --          0.78%          --          0.78%
  MFS(R) Value Portfolio -- Class
     A...........................    0.72%         --       0.05%           --          0.77%        0.07%         0.70%(17)
  Morgan Stanley EAFE(R) Index
     Portfolio -- Class A........    0.30%         --       0.12%         0.01%         0.43%        0.01%         0.42%(18)
  Oppenheimer Global Equity
     Portfolio -- Class B........    0.51%       0.25%      0.10%           --          0.86%          --          0.86%
  Russell 2000(R) Index
     Portfolio -- Class A........    0.25%         --       0.07%         0.01%         0.33%        0.01%         0.32%(16)
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B+.......    0.60%       0.25%      0.07%           --          0.92%          --          0.92%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........    0.49%         --       0.05%           --          0.54%          --          0.54%
OPPENHEIMER VARIABLE ACCOUNT
  FUNDS -- NON-SERVICE SHARES
  Oppenheimer Main Street Small
     Cap Fund(R)/VA..............    0.70%         --       0.03%           --          0.73%          --          0.73%
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
  Low Duration Portfolio.........    0.25%         --       0.40%           --          0.65%          --          0.65%
  Total Return Portfolio.........    0.25%         --       0.58%           --          0.83%          --          0.83%
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
  Pioneer Emerging Markets VCT
     Portfolio...................    1.15%       0.25%      0.24%           --          1.64%          --          1.64%
  Pioneer Mid Cap Value VCT
     Portfolio...................    0.65%       0.25%      0.06%           --          0.96%          --          0.96%
PUTNAM VARIABLE TRUST -- CLASS IB
  Putnam VT Discovery Growth
     Fund+.......................    0.70%       0.25%      0.45%           --          1.40%        0.32%         1.08%(19)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
FUND                                  FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
----                              ---------- ------------ -------- ------------------ --------- --------------- ---------------
  Putnam VT International Growth
     and Income Fund.............    0.80%       0.25%      0.15%           --          1.20%        0.03%         1.17%(19)
ROYCE CAPITAL FUND
  Royce Micro-Cap Portfolio......    1.25%         --       0.06%           --          1.31%          --          1.31%
  Royce Small-Cap Portfolio......    1.00%         --       0.08%           --          1.08%          --          1.08%
THE MERGER FUND VL
  The Merger Fund VL.............    1.25%         --       4.41%           --          5.66%        4.26%         1.40%(20)
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio -- Class
     II..........................    0.56%       0.25%      0.03%           --          0.84%          --          0.84%
  Government Portfolio -- Class
     I...........................    0.50%         --       0.12%           --          0.62%          --          0.62%


---------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
+     Not available under all Policies. Availability depends on Policy Issue
      Date.
++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2007.
(1) Management Fees have been restated to reflect a new fee schedule that became effective July 1, 2007.
(2) Effective July 1, 2007, AIM contractually agreed to waive 100% of the advisory fee AIM receives from affiliated money market funds on investments by the fund in such affiliated money market funds. The Fee Waiver reflects this agreement, which is in effect through at least April 30, 2009.
(3) The Portfolio purchases Initial Class shares of underlying Fidelity funds. As an investor in an underlying Fidelity fund, the Portfolio will bear its pro rata share of the fees and expenses of the underlying Fidelity fund.
(4) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is the "acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.
(5) The Portfolio pays an investment advisory fee rate that adjusts up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.64%, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate commenced February 2007, and may increase or decrease the Management Fee. The Portfolio has entered into an agreement with Janus Capital to limit certain expenses. Because a fee waiver will have a positive effect upon the Portfolio's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.
(6) The Portfolio pays an investment advisory fee rate that adjusts up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.60%, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate commenced February 2007, and may increase or decrease the Management Fee.
(7) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.
(8) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward. Due to contractual waivers and/or reimbursements in place through March 1, 2009, the Portfolio's actual total net operating expenses, excluding brokerage, taxes, interest and extraordinary expenses, are not expected to exceed 0.78% prior to that date.
(9) Other Expenses have been Restated to reflect change in Transfer Agent fee schedule as if fees had been in effect during the previous fiscal year.
(10) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the preceding fiscal year.
(11) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the amounts over $1 billion but less than $2 billion.
(12) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.
(13) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.81% for the first $500 million of the Portfolio's average daily net assets and 0.78% for the next $500 million.

(14) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.244%.
(15) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Metropolitan Series Fund, Inc. and the Met Investors Series Trust. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the net operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% for the Class A shares, 0.35% for the Class B shares and 0.25% for the Class E shares.
(16) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.243%.
(17) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.
(18) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.293%.
(19) Net Total Annual Operating Expenses reflect Putnam Management's contractual agreement to limit fund expenses through April 30, 2009.
(20) The Adviser has contractually agreed to absorb expenses of the Fund and/or waive fees due to the Adviser in order to ensure that total Fund operating expenses, excluding dividends on short positions and interest expense, on an annual basis do not exceed 1.40%. This contract expires July 1, 2013.


                           DESCRIPTION OF THE COMPANY,

                           SEPARATE ACCOUNT AND FUNDS

--------------------------------------------------------------------------------

                              THE INSURANCE COMPANY

METLIFE INSURANCE COMPANY OF CONNECTICUT is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, 185 Asylum Street, Hartford, Connecticut 06103-3415.

                 THE SEPARATE ACCOUNT AND ITS INVESTMENT OPTIONS

Under Connecticut law, MetLife Insurance Company of Connecticut sponsors a separate account: the MetLife of CT Fund UL III for Variable Life Insurance ("FUND UL III"). Separate accounts are primarily designed to keep policy assets separate from other company assets. Premium Payments that you invest in the Investment Options are deposited in Fund UL III. The income, gains, and losses are credited to, or charged against Fund UL III without regard to the income, gains or losses from any other Investment Option or from any other business of the Company.

The MetLife of CT Fund UL III for Variable Life Insurance was established on January 15, 1999 under the laws of Connecticut and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "separate account."

Fund UL III is divided into the various Investment Options to which you allocate your Premium Payments. Each Investment Option uses its assets to purchase shares of a corresponding Fund of the same name. Fund UL III purchases shares of the Funds at net asset value (i.e., without a sales charge) and receives all dividends and capital gains distributions from each Fund, and reinvests in additional shares of that Fund. Finally, the assets of Fund UL III may not be used to pay any liabilities of the Company other than those arising from the Policies, and the Company is obligated to pay all amounts promised to Policy Owners under the Policy.

                                    THE FUNDS

The Funds offered through this Policy are listed below. From time to time we may make new Funds available. Some Funds may not be available in certain states. Each Fund is a portfolio of an open-end, management investment company that is registered under the Investment Company Act of 1940. These Funds are not publicly traded and are offered only through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Fund.

We select the Funds offered through this Policy based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure and brand recognition, performance and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser or subadviser is one of our affiliates or whether the Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Funds periodically and may remove a Fund or limit its availability to new Premiums and/or transfers of Contract Value if we determine the Fund no longer meets one or more of the criteria and/or if the Fund has not attracted significant allocations from Policy Owners. In some cases, we have included Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Funds.

WE DO NOT PROVIDE INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR POLICY RESULTING FROM PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

If investment in the Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Policy, or for any other reason in our sole discretion, we may substitute another Fund or Funds without your consent. The substituted Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premiums, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Funds to allocation of Premiums or Contract Value, or both, at any time in our sole discretion.

In certain circumstances, the Company's ability to remove or replace a Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove a Fund, which in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Funds advised by Legg Mason affiliates in seeking to make a substitution for a Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company (now MetLife Insurance Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predated the acquisition.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory LLC) or subadviser of a Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Policies and, in the Company's role as an intermediary, with respect to the Funds. These payments may be derived, in whole or in part, from the advisory fees deducted from Fund assets. Policy Owners, through their indirect investment in the Funds, bear the costs of these advisory fees. See the Funds' prospectus for more information. The amount of the payments we receive is based on a percentage of assets of the Funds attributable to the Policies and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of a Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Policies and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Policies.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Funds. The Company will benefit accordingly from assets allocated to the Funds to the extent they result in profits to the advisers. (See "Fund Fees and Expenses" for information on the management fees paid by the Funds and the Fund's Statement of Additional Information for information on the management fees paid by the advisers to the subadvisers.)

Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Fund's prospectus. (See "Fund Fees and Expenses" and "Distribution and Compensation.") The payments are deducted from the assets of the Funds and are paid to us or our distributor, MetLife Investors Distribution Company. These payments decrease the Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Distribution and Compensation.")

Each Fund has different investment objectives and risks. The Fund prospectuses contain more detailed information on each Fund's investment strategy, investment advisers and its fees. YOU MAY OBTAIN A FUND PROSPECTUS BY CALLING 1-732-602-6400 OR THROUGH YOUR REGISTERED REPRESENTATIVE. We do not guarantee the investment results of the Funds.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
AIM VARIABLE INSURANCE
  FUNDS -- SERIES I
AIM V.I. Global Real Estate Fund   To achieve high total return       Invesco Aim Advisors, Inc.
                                   through growth of capital and      Subadvisers: Invesco Trimark
                                   current income.                    Investment Management Inc.;
                                                                      Invesco Global Asset Management
                                                                      (N.A.), Inc.; Invesco
                                                                      Institutional (N.A.), Inc.;
                                                                      Invesco Senior Secured
                                                                      Management, Inc.; Invesco Hong
                                                                      Kong Limited; Invesco Asset
                                                                      Management Limited; Invesco Asset
                                                                      Management (Japan) Limited;
                                                                      Invesco Asset Management
                                                                      Deutschland, GmbH; and Invesco
                                                                      Australia Limited
AIM V.I. International Growth      Seeks long-term growth of          Invesco Aim Advisors, Inc.
  Fund                             capital.                           Subadvisers: Invesco Trimark
                                                                      Investment Management Inc.;
                                                                      Invesco Global Asset Management
                                                                      (N.A.), Inc.; Invesco
                                                                      Institutional (N.A.), Inc.;
                                                                      Invesco Senior Secured
                                                                      Management, Inc.; Invesco Hong
                                                                      Kong Limited; Invesco Asset
                                                                      Management Limited; Invesco Asset
                                                                      Management (Japan) Limited;
                                                                      Invesco Asset Management
                                                                      Deutschland, GmbH; and Invesco
                                                                      Australia Limited

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
ALLIANCEBERNSTEIN VARIABLE
  PRODUCTS SERIES FUND, INC.
Global Technology                  Seeks long-term growth of          AllianceBernstein L.P.
  Portfolio -- Class B             capital.
Intermediate Bond                  To generate income and price       AllianceBernstein L.P.
  Portfolio -- Class A             appreciation without assuming
                                   what the Advisor considers undue
                                   risk.
AMERICAN CENTURY VARIABLE
  PORTFOLIOS, INC. -- CLASS I
American Century VP Ultra(R) Fund  Seeks long-term capital growth.    American Century Investment
                                                                      Management, Inc.
American Century VP Vista(SM)      Seeks long-term capital growth.    American Century Investment
  Fund                                                                Management, Inc.
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Bond Fund           Seeks to maximize current income   Capital Research and Management
                                   and preserve capital by investing  Company
                                   primarily in fixed-income
                                   securities.
American Funds Global Growth Fund  Seeks capital appreciation         Capital Research and Management
                                   through stocks.                    Company
American Funds Global Small        Seeks capital appreciation         Capital Research and Management
  Capitalization Fund              through stocks.                    Company
American Funds Growth Fund         Seeks capital appreciation         Capital Research and Management
                                   through stocks.                    Company
American Funds Growth-Income Fund  Seeks both capital appreciation    Capital Research and Management
                                   and income.                        Company
American Funds High-Income Bond    Seeks to provide a high level of   Capital Research and Management
  Fund                             current income with capital        Company
                                   appreciation as a secondary goal.
American Funds International Fund  Seeks growth of capital over time  Capital Research and Management
                                   by investing primarily in common   Company
                                   stocks of companies based outside
                                   the United States.
American Funds New World Fund      Seeks to provide long-term growth  Capital Research and Management of capital by investing primarily  Company
                                   in stocks of companies with
                                   significant exposure to countries
                                   with developing economies and/or
                                   markets.
American Funds U.S.                Seeks to provide a high level of   Capital Research and Management
  Government/AAA Rated Securities  current income and preservation    Company
  Fund                             of capital.
DELAWARE VIP TRUST -- STANDARD
  CLASS
Delaware VIP Small Cap Value       Seeks capital appreciation.        Delaware Management Company
  Series
DREYFUS VARIABLE INVESTMENT
  FUND -- INITIAL SHARES
Appreciation Portfolio             Seeks long-term capital growth     The Dreyfus Corporation
                                   consistent with the preservation   Subadviser: Fayez Sarofim & Co.
                                   of capital. Its secondary goal is
                                   current income.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Developing Leaders Portfolio       Seeks capital growth.              The Dreyfus Corporation
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
Contrafund(R)                      Seeks long-term capital            Fidelity Management & Research
  Portfolio -- Service Class 2     appreciation.                      Company
Equity-Income                      Seeks reasonable income. The fund  Fidelity Management & Research
  Portfolio -- Initial Class       will also consider the potential   Company
                                   for capital appreciation. The
                                   fund's goal is to achieve a yield
                                   which exceeds the composite yield
                                   on the securities comprising the
                                   Standard & Poor's 500SM Index
                                   (S&P 500(R)).
Freedom 2010 Portfolio -- Initial  Seeks high total return with a     Fidelity Management & Research
  Class                            secondary objective of principal   Company
                                   preservation as the fund
                                   approaches its target date and
                                   beyond.
Freedom 2015 Portfolio -- Initial  Seeks high total return with a     Fidelity Management & Research
  Class                            secondary objective of principal   Company
                                   preservation as the fund
                                   approaches its target date and
                                   beyond.
Freedom 2020 Portfolio -- Initial  Seeks high total return with a     Fidelity Management & Research
  Class                            secondary objective of principal   Company
                                   preservation as the fund
                                   approaches its target date and
                                   beyond.
Freedom 2025 Portfolio -- Initial  Seeks high total return with a     Fidelity Management & Research
  Class                            secondary objective of principal   Company
                                   preservation as the fund
                                   approaches its target date and
                                   beyond.
Freedom 2030 Portfolio -- Initial  Seeks high total return with a     Fidelity Management & Research
  Class                            secondary objective of principal   Company
                                   preservation as the fund
                                   approaches its target date and
                                   beyond.
Growth & Income                    Seeks high total return through a  Fidelity Management & Research
  Portfolio -- Service Class 2     combination of current income and  Company
                                   capital appreciation.
High Income Portfolio -- Initial   Seeks a high level of current      Fidelity Management & Research
  Class                            income, while also considering     Company
                                   growth of capital.
Index 500 Portfolio -- Initial     Seeks investment results that      Fidelity Management & Research
  Class                            correspond to the total return of  Company
                                   common stocks publicly traded in   Subadviser: Geode Capital
                                   the United States, as represented  Management
                                   by the S&P 500.
Investment Grade Bond              Seeks as high a level of current   Fidelity Management & Research
  Portfolio -- Service Class       income as is consistent with the   Company
                                   preservation of capital.
Mid Cap Portfolio -- Service       Seeks long-term growth of          Fidelity Management & Research
  Class 2                          capital.                           Company
Overseas Portfolio -- Service      Seeks long-term growth of          Fidelity Management & Research
  Class 2                          capital.                           Company

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
Franklin Small-Mid Cap Growth      Seeks long-term capital growth.    Franklin Advisers, Inc.
  Securities Fund -- Class 2+
Templeton Developing Markets       Seeks long-term capital            Templeton Asset Management Ltd.
  Securities Fund -- Class 2       appreciation.
Templeton Foreign Securities       Seeks long-term capital growth.    Templeton Investment Counsel, LLC
  Fund -- Class 2                                                     Subadviser: Franklin Templeton
                                                                      Investment Management Limited
Templeton Global Income            Seeks high current income,         Franklin Advisers, Inc.
  Securities Fund -- Class 1       consistent with preservation of
                                   capital, with capital
                                   appreciation as a secondary
                                   consideration.
JANUS ASPEN SERIES -- SERVICE
  SHARES
Global Life Sciences Portfolio     Seeks long-term growth of          Janus Capital Management LLC
                                   capital.
Global Technology Portfolio        Seeks long-term capital growth.    Janus Capital Management LLC
International Growth Portfolio     Seeks long-term growth of          Janus Capital Management LLC
                                   capital.
Mid Cap Growth Portfolio           Seeks long-term growth of          Janus Capital Management LLC
                                   capital.
Mid Cap Value Portfolio            Seeks capital appreciation.        Janus Capital Management LLC
Worldwide Growth Portfolio+        Seeks long-term growth of capital  Janus Capital Management LLC in a manner consistent with the
                                   preservation of capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason Partners Variable       Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                   LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class  capital.                           LLC
  I                                                                   Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks total return (that is, a     Legg Mason Partners Fund Advisor,
  Capital and Income               combination of income and long-    LLC
  Portfolio -- Class I             term capital appreciation).        Subadvisers: Western Asset
                                                                      Management Company; ClearBridge
                                                                      Advisors, LLC; Western Asset
                                                                      Management Company Limited
Legg Mason Partners Variable       Seeks investment results that,     Legg Mason Partners Fund Advisor,
  Equity Index Portfolio -- Class  before expenses, correspond to     LLC
  I                                the price and yield performance    Subadviser: Batterymarch
                                   of the S&P 500(R) Index.           Financial Management, Inc.
Legg Mason Partners Variable       Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
  Fundamental Value                Current income is a secondary      LLC
  Portfolio -- Class I             consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks total return on assets from  Legg Mason Partners Fund Advisor,
  International All Cap            growth of capital and income.      LLC
  Opportunity Portfolio+                                              Subadviser: Global Currents
                                                                      Investment Management, LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Investors Portfolio -- Class I   capital. Current income is a       LLC
                                   secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Large Cap Growth                 capital.                           LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks capital appreciation and     Legg Mason Partners Fund Advisor,
  Social Awareness Portfolio       retention of net investment        LLC
                                   income.                            Subadviser: Legg Mason Investment
                                                                      Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
Legg Mason Partners Variable       Seeks to maximize total return,    Legg Mason Partners Fund Advisor,
  Global High Yield Bond           consistent with the preservation   LLC
  Portfolio                        of capital.                        Subadvisers: Western Asset
                                                                      Management Company; Western Asset
                                                                      Management Company Limited
Legg Mason Partners Variable       Seeks to maximize total return,    Legg Mason Partners Fund Advisor,
  Strategic Bond Portfolio         consistent with the preservation   LLC
                                   of capital.                        Subadvisers: Western Asset
                                                                      Management Company; Western Asset
                                                                      Management Company Limited
MET INVESTORS SERIES TRUST
BlackRock High Yield               Seeks to maximize total return,    Met Investors Advisory, LLC
  Portfolio -- Class A             consistent with income generation  Subadviser: BlackRock Financial
                                   and prudent investment             Management, Inc.
                                   management.
BlackRock Large Cap Core           Seeks long-term capital growth.    Met Investors Advisory, LLC
  Portfolio -- Class E                                                Subadviser: BlackRock Advisors,
                                                                      LLC
Clarion Global Real Estate         Seeks to provide total return      Met Investors Advisory, LLC
  Portfolio -- Class A             through investment in real estate  Subadviser: ING Clarion Real
                                   securities, emphasizing both       Estate Securities, L.P.
                                   capital appreciation and current
                                   income.
Harris Oakmark International       Seeks long-term capital            Met Investors Advisory, LLC
  Portfolio -- Class A             appreciation.                      Subadviser: Harris Associates
                                                                      L.P.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.        Met Investors Advisory, LLC
                                                                      Subadviser: Janus Capital
                                                                      Management LLC
Lazard Mid Cap Portfolio -- Class  Seeks long-term growth of          Met Investors Advisory, LLC
  A                                capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
Loomis Sayles Global Markets       Seeks high total investment        Met Investors Advisory, LLC
  Portfolio -- Class A             return through a combination of    Subadviser: Loomis, Sayles &
                                   capital appreciation and income.   Company, L.P.
Lord Abbett Bond Debenture         Seeks high current income and the  Met Investors Advisory, LLC
  Portfolio -- Class A             opportunity for capital            Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high     LLC
                                   total return.
Lord Abbett Growth and Income      Seeks long-term growth of capital  Met Investors Advisory, LLC
  Portfolio -- Class B             and income without excessive       Subadviser: Lord, Abbett & Co.
                                   fluctuation in market value.       LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Lord Abbett Mid Cap Value          Seeks capital appreciation         Met Investors Advisory, LLC
  Portfolio -- Class B             through investments primarily in   Subadviser: Lord, Abbett & Co.
                                   equity securities which are        LLC
                                   believed to be undervalued in the
                                   marketplace.
Met/AIM Capital Appreciation       Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class A                                                Subadviser: Invesco Aim Capital
                                                                      Management, Inc.
Met/AIM Small Cap Growth           Seeks long-term growth of          Met Investors Advisory, LLC
  Portfolio -- Class A+            capital.                           Subadviser: Invesco Aim Capital
                                                                      Management, Inc.
MFS(R) Emerging Markets Equity     Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class A+                                               Subadviser: Massachusetts
                                                                      Financial Services Company
MFS(R) Research International      Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class B+                                               Subadviser: Massachusetts
                                                                      Financial Services Company
PIMCO Inflation Protected Bond     Seeks to provide maximum real      Met Investors Advisory, LLC
  Portfolio -- Class A             return, consistent with            Subadviser: Pacific Investment
                                   preservation of capital and        Management Company LLC
                                   prudent investment management.
Pioneer Fund Portfolio -- Class A  Seeks reasonable income and        Met Investors Advisory, LLC
                                   capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
Pioneer Strategic Income           Seeks a high level of current      Met Investors Advisory, LLC
  Portfolio -- Class A             income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
T. Rowe Price Mid Cap Growth       Seeks long-term growth of          Met Investors Advisory, LLC
  Portfolio -- Class A             capital.                           Subadviser: T. Rowe Price
                                                                      Associates, Inc.
Third Avenue Small Cap Value       Seeks long-term capital            Met Investors Advisory, LLC
  Portfolio -- Class B+            appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC
Van Kampen Mid Cap Growth          Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class A                                                Subadviser: Morgan Stanley
                                                                      Investment Management, Inc.
                                                                      (d/b/a Van Kampen)
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth        Seeks maximum capital              MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC
BlackRock Bond Income              Seeks a competitive total return   MetLife Advisers, LLC
  Portfolio -- Class A             primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC
BlackRock Diversified              Seeks high total return while      MetLife Advisers, LLC
  Portfolio -- Class A+            attempting to limit investment     Subadviser: BlackRock Advisors,
                                   risk and preserve capital.         LLC
BlackRock Large Cap Value          Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class B             capital.                           Subadviser: BlackRock Advisors,
                                                                      LLC
BlackRock Money Market             Seeks a high level of current      MetLife Advisers, LLC
  Portfolio -- Class A             income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Capital Guardian U.S. Equity       Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class A+            capital.                           Subadviser: Capital Guardian
                                                                      Trust Company
Davis Venture Value                Seeks growth of capital.           MetLife Advisers, LLC
  Portfolio -- Class A                                                Subadviser: Davis Selected
                                                                      Advisers, L.P.
FI Large Cap Portfolio -- Class A  Seeks long-term growth of          MetLife Advisers, LLC
                                   capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
FI Mid Cap Opportunities           Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class A             capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
FI Value Leaders                   Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class D             capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
Jennison Growth                    Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class A             capital.                           Subadviser: Jennison Associates
                                                                      LLC
Julius Baer International Stock    Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class A             capital.                           Subadviser: Julius Baer
                                                                      Investment Management LLC
Lehman Brothers(R) Aggregate Bond  Seeks to equal the performance of  MetLife Advisers, LLC
  Index Portfolio -- Class A       the Lehman Brothers(R) Aggregate   Subadviser: MetLife Investment
                                   Bond Index.                        Advisors Company, LLC
MetLife Aggressive Allocation      Seeks growth of capital.           MetLife Advisers, LLC
  Portfolio -- Class B
MetLife Conservative Allocation    Seeks high level of current        MetLife Advisers, LLC
  Portfolio -- Class B             income, with growth of capital as
                                   a secondary objective.
MetLife Conservative to Moderate   Seeks high total return in the     MetLife Advisers, LLC
  Allocation Portfolio -- Class B  form of income and growth of capital, with a greater emphasis
                                   on income.
MetLife Mid Cap Stock Index        Seeks to equal the performance of  MetLife Advisers, LLC
  Portfolio -- Class A             the Standard & Poor's Mid Cap      Subadviser: MetLife Investment
                                   400(R) Composite Stock Price       Advisors Company, LLC
                                   Index.
MetLife Moderate Allocation        Seeks a balance between a high     MetLife Advisers, LLC
  Portfolio -- Class B             level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
MetLife Moderate to Aggressive     Seeks growth of capital.           MetLife Advisers, LLC
  Allocation Portfolio -- Class B
MetLife Stock Index                Seeks to equal the performance of  MetLife Advisers, LLC
  Portfolio -- Class A             the Standard & Poor's 500(R)       Subadviser: MetLife Investment
                                   Composite Stock Price Index.       Advisors Company, LLC
MFS(R) Total Return                Seeks a favorable total return     MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
MFS(R) Value Portfolio -- Class A  Seeks capital appreciation and     MetLife Advisers, LLC
                                   reasonable income.                 Subadviser: Massachusetts
                                                                      Financial Services Company

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Morgan Stanley EAFE(R) Index       Seeks to equal the performance of  MetLife Advisers, LLC
  Portfolio -- Class A             the MSCI EAFE(R) Index.            Subadviser: MetLife Investment
                                                                      Advisors Company, LLC
Oppenheimer Global Equity          Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: OppenheimerFunds,
                                                                      Inc.
Russell 2000(R) Index              Seeks to equal the return of the   MetLife Advisers, LLC
  Portfolio -- Class A             Russell 2000(R) Index.             Subadviser: MetLife Investment
                                                                      Advisors Company, LLC
T. Rowe Price Large Cap Growth     Seeks long-term growth of capital  MetLife Advisers, LLC
  Portfolio -- Class B+            and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.
Western Asset Management U.S.      Seeks to maximize total return     MetLife Advisers, LLC
  Government Portfolio -- Class A  consistent with preservation of    Subadviser: Western Asset
                                   capital and maintenance of         Management Company
                                   liquidity.
OPPENHEIMER VARIABLE ACCOUNT
  FUNDS -- NON-SERVICE SHARES
Oppenheimer Main Street Small Cap  Seeks capital appreciation to      OppenheimerFunds, Inc.
  Fund(R)/VA                       make your investment grow. It
                                   emphasizes investments in common
                                   stocks of companies with small
                                   market capitalizations.
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
Low Duration Portfolio             Seeks maximum total return,        Pacific Investment Management
                                   consistent with preservation of    Company LLC
                                   capital and prudent investment
                                   management.
Total Return Portfolio             Seeks maximum total return,        Pacific Investment Management
                                   consistent with preservation of    Company LLC
                                   capital and prudent investment
                                   management.
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
Pioneer Emerging Markets VCT       Seeks long-term growth of          Pioneer Investment Management,
  Portfolio                        capital.                           Inc.
Pioneer Mid Cap Value VCT          Seeks capital appreciation by      Pioneer Investment Management,
  Portfolio                        investing in a diversified         Inc.
                                   portfolio of securities
                                   consisting primarily of common
                                   stocks.
PUTNAM VARIABLE TRUST -- CLASS IB
Putnam VT Discovery Growth Fund+   Seeks long-term growth of          Putnam Investment Management, LLC
                                   capital.
Putnam VT International Growth     Seeks capital growth. Current      Putnam Investment Management, LLC
  and Income Fund                  income is a secondary objective.   Subadviser: Putnam Investment
                                                                      Limited
ROYCE CAPITAL FUND
Royce Micro-Cap Portfolio          Seeks long-term growth of          Royce & Associates, LLC
                                   capital.
Royce Small-Cap Portfolio          Seeks long-term growth of          Royce & Associates, LLC
                                   capital.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
THE MERGER FUND VL
The Merger Fund VL                 Seeks to achieve capital growth    Westchester Capital Management,
                                   by engaging in merger arbitrage.   Inc.
VAN KAMPEN LIFE INVESTMENT TRUST
Comstock Portfolio -- Class II     Seeks capital growth and income    Van Kampen Asset Management
                                   through investments in equity
                                   securities, including common
                                   stocks, preferred stocks and
                                   securities convertible into
                                   common and preferred stocks.
Government Portfolio -- Class I    Seeks to provide investors with    Van Kampen Asset Management
                                   high current return consistent
                                   with preservation of capital.


---------
+     Not available under all Policies. Availability depends on Policy Issue
      Date.


                                  VOTING RIGHTS

The Company is the legal owner of Fund shares. However, we believe that when a Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain instructions on how to vote Fund shares from Policy Owners who have chosen the corresponding Investment Option. Accordingly, we will send you proxy materials and voting instructions. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Policy Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Policy Owners may control the outcome of the vote.

Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual or semi-annual report to Policy Owners.

                              CONFLICTS OF INTEREST

The Funds may also be available to separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to qualified plans. Due to differences in redemption rates, tax treatment or other considerations, the interests of various shareholders participating in a Fund could conflict. Each will be monitored for the existence of any material conflicts by its Board of Directors to determine what action, if any, should be taken. The prospectuses for the Funds have more details.

                                THE FIXED ACCOUNT
                      (MAY NOT BE AVAILABLE IN ALL STATES)

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the General Account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

You may allocate some of your Net Premium Payments and transfer some of your Contract Value to the Fixed Account, subject to certain restrictions. (See "Transfers.") We credit the portion of Contract Value allocated to the Fixed Account with interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined at our sole discretion and declared at the beginning of each calendar quarter and guaranteed only for that quarter. The interest rate will be included in your quarterly statements.

Under the Fixed Account, which is part of the Company's General Account, we assume the risk of investment gain or loss and guarantee a specified interest rate. The investment gain or loss of the Separate Account, the Investment Options or the Funds does not affect the Fixed Account portion of the Policy Owner's Contract Value. The Fixed Account will not share in the investment performance of our General Account. See the Transfers section for information on restrictions on transfers into and out of the Fixed Account.

                          POLICY CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

We deduct the charges described below. The charges are for services and benefits we provide, costs and expenses we incur, and risks we assume under the Policies. The amount of a charge may not exactly correspond to the costs associated with providing the services or benefits indicated by the designated charge. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expense charges.

The SERVICES AND BENEFITS we provide include:

     - the ability for you to make withdrawals and surrenders under the Policies;

     -    the ability for you to obtain a loan under the Policies;

     -    the Death Benefit paid on the death of the Insured;

     - making available a variety of Investment Options and related programs (including dollar-cost averaging and portfolio rebalancing);

     - administration of the various elective options available under the Policies; and

     -    the distribution of various reports to Policy Owners.

The COSTS AND EXPENSES we incur include:

     - expenses associated with underwriting applications and increases in the Stated Amount;

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Policies;

     - sales and marketing expenses including commission payments to your sales agent; and

     -    other costs of doing business.

RISKS we assume include:

     - that the Insured may live for a shorter period of time than estimated resulting in the payment of greater Death Benefits than expected; and

     - that the costs of providing the services and benefits under the Policies will exceed the charges deducted.

                             CHARGES AGAINST PREMIUM

We deduct certain charges from each Premium Payment you make before we allocate that Premium Payment (NET PREMIUM PAYMENT) among the Investment Options and the Fixed Account.

     - Front-End Sales Expense Charge: We deduct a front-end sales charge from each Premium Payment received. This charge helps us defray our costs for sales and marketing expenses, including commission payments to your sales agent. The Sales Expense Charge is summarized in the chart below.

                 SALES EXPENSE CHARGES ON A      SALES EXPENSE CHARGES ON A
                        CURRENT BASIS                 GUARANTEED BASIS
                ----------------------------    ----------------------------
                UP TO TARGET    ABOVE TARGET    UP TO TARGET    ABOVE TARGET
POLICY YEARS       PREMIUM         PREMIUM         PREMIUM         PREMIUM
------------    ------------    ------------    ------------    ------------
Years 1 -- 7          7%             0%              9%              5%
  Years 8+          3.5%             0%              9%              5%


Currently, 2.25% of the Sales Expense Charge is designed to compensate the Company for STATE PREMIUM TAXES owed by the Company associated with the receipt of Premium Payments, which cost is borne by the Policy Owner. These taxes vary from state to state and currently range from 0.75% to 3.50%. Because there is a range of premium taxes, a Policy Owner may pay a premium charge that is higher or lower than the premium tax actually assessed or not assessed against the Company in his or her jurisdiction. Likewise, 1.25% of the Sales Expense Charge (up to Target Premium) is designed to compensate us for FEDERAL TAXES (federal deferred acquisition cost charge) associated with the receipt of Premium Payments, which cost is borne by the Policy Owner.

                         CHARGES AGAINST CONTRACT VALUE

MONTHLY DEDUCTION AMOUNT: Several charges are combined in the Monthly Deduction Amount, which we deduct pro rata from each of the Investment Option's values attributable to the Policy and the Fixed Account. We deduct the amount on the first day of each Policy Month (the DEDUCTION DATE). The dollar amount of the Monthly Deduction Amount will vary from month to month. The Monthly Deduction Amount consists of (1) the Cost of Insurance Charge, (2) the Policy Administrative Expense Charge, and (3) charges for any Riders . These are described below.

     - COST OF INSURANCE CHARGE: The cost of insurance charge is the primary charge under your Policy for the life insurance protection (Coverage Amount) we provide you. THE COVERAGE AMOUNT IS EQUAL TO THE AMOUNT INSURED LESS THE CONTRACT VALUE. Like other policy charges, we may profit from the cost of insurance charge and may use these profits for any lawful purpose such as the payment of distribution and administrative expenses. The amount of the cost of insurance charge depends on: (1) the amount of life insurance coverage; (2) the Contract Value of your Policy on the date of the deduction; and (3) the current cost per dollar for insurance coverage.

     - There are maximum or GUARANTEED COST OF INSURANCE RATES associated with your Policy that are shown on the Policy Summary page of your Policy. For Policies with an Issue Date before January 1, 2009, the guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables or the 1980 Commissioners Ordinary Mortality Table B, which are used for unisex cost of insurance rates. For Policies with an Issue Date on or after January 1, 2009, the guaranteed rates are based on the 2001 Commissioners Standard Ordinary Mortality Tables ("2001 CSO Tables"). Unisex guaranteed cost of insurance rates are based on the 2001 CSO Table weighted 80% male, 20% female. The rates are also based on the age, gender and risk class of the Insured.

     - The CURRENT COST OF INSURANCE RATES are based on the age, risk class and gender (unless unisex rates are required) of the Insured, as well as the method of underwriting we use in connection with processing your application for a Policy (See "Applying for a Policy"). The current rates are less than or equal to the guaranteed rates and they will never exceed the guaranteed rates in the future. We will base any future changes in these rates only on our future expectations as to mortality, expenses and persistency. Nothing in the Policy will be affected by our actual mortality and expenses experienced under Policies issued. We will determine the current rates for the initial base Stated Amount and for each increase to the Stated Amount at the start of each Policy Year and will guarantee them for that Policy Year. Any change that we make in the current rates will be on a uniform basis for Insureds of the same age, sex, duration and rate class.

     - POLICY ADMINISTRATIVE EXPENSE CHARGE: A $5.00 fee. (current and guaranteed)

     - CHARGES FOR RIDERS: The Company will include a supplemental benefits charge in the Monthly Deduction Amount if you have elected any Riders for which there is a charge. The amount of this charge will vary depending upon the actual Rider selected.

     -    SURRENDER CHARGES: There is no surrender charge.

                      CHARGES AGAINST THE SEPARATE ACCOUNT
             (NOT ASSESSED ON CONTRACT VALUES IN THE FIXED ACCOUNT)

MORTALITY AND EXPENSE RISK CHARGE: We deduct a daily charge for mortality and expense risks from the assets in the Investment Options. The mortality risk assumed under the Policies is that the Insured may not live as long as expected. The expense risk charge assumed is that the expenses incurred in issuing and administering the Policies may be greater than expected. In addition, a portion of the mortality and expense risk charge may be used to pay sales commissions and expenses.

                M&E CHARGE ON A     M&E CHARGE ON A
                 CURRENT BASIS     GUARANTEED BASIS
POLICY YEARS        (ANNUAL)           (ANNUAL)
------------    ---------------    ----------------
   1 -- 4            0.45%               0.75%
   5 -- 20           0.25%               0.75%
21 and after         0.05%               0.75%


                                  FUND CHARGES

Fund charges are not direct charges under the Policy. When you allocate money to the Investment Options, the Separate Account purchases shares of the corresponding Funds at net asset value. The net asset value reflects investment advisory fees and other expenses already deducted from the Funds. See the "Fee Tables" section in this prospectus and the Fund company prospectuses for information on the Fund charges.

                 MODIFICATION, RESERVED RIGHTS AND OTHER CHARGES

We may offer the Policy in arrangements where an employer or trustee will own a group of Policies on the lives of certain employees, or in other situations where groups of Policies will be purchased at one time. We may modify (increase, decrease or eliminate) the mortality and expense risk charge, front-end sales charges and monthly policy administrative expense charges in such arrangements to reflect the increased or decreased sales expenses, administrative costs and/or mortality and expense risks we expect to incur as a result of sales to a particular group. We will not modify these charges in ways that will be unfairly discriminatory to any person.

We reserve the right to charge for transfers, Dollar Cost Averaging, illustrative reports and to charge the assets of each Investment Option for a reserve of any income taxes payable by the Company on the assets attributable to that Investment Option.

                               POLICY DESCRIPTION

--------------------------------------------------------------------------------

The Policy is both an insurance product and a security. The Policy is first and foremost a life insurance policy with death benefits, contract values and other features traditionally associated with life insurance. The Policy is a security because the Contract Value and, under certain circumstances, the Amount Insured and Death Benefit may increase or decrease to reflect the performance of the Funds and/or the Fixed Account that you direct your Net Premium Payments to. The Policy is non-participating, which means the Company will not pay dividends on the Policy.

                              APPLYING FOR A POLICY

To purchase a Policy, an APPLICATION on the Insured must be submitted to us with information that includes:

     -    Requested Stated Amount (minimum of $50,000)

     -    Death Benefit Option

     -    Beneficiary

     -    Investment Option selections, and

     -    Rider selections.

Policies generally will be issued only on the life of an Insured between the ages of 20-80. We will then follow certain underwriting procedures designed to determine the insurability of the proposed Insured and may require medical examinations and additional information about the proposed Insured before the application is approved. There are three types of underwriting available under the Policy. We decide which type to use based on the total number of eligible possible Insureds within the eligible group for whom a Policy could be purchased and the percentage of those Insureds for whom a Policy is actually purchased. The three types of underwriting are:

     - Guaranteed Issue -- requires the least evidence of insurability and rating classification.

     - Simplified Underwriting -- requires more evidence of insurability and rating classification.

     - Full Underwriting -- requires the most evidence of insurability and rating classification.

An Insured who qualifies for standard or preferred risk classification under full underwriting may pay higher cost of insurance rates if simplified underwriting or guaranteed issue is applied.

A Policy will be issued only after the underwriting process is completed to our satisfaction (ISSUE DATE). The POLICY DATE (shown on the Policy Summary) is the date we use to determine all future transactions on the Policy (e.g., deduction dates, policy years). If you pay your initial premium with your application, we will deposit that premium in a non-interest bearing account during the underwriting period.

We reserve the right to reject an application for any reason subject to the requirements imposed by law in the jurisdiction where the requested insurance Policy was to be issued and delivered. If the application is declined or cancelled, the full amount paid with the application will be refunded. We may apply increased charges for the underwriting classification of a proposed Insured. Beginning January 1, 2009, the Policies may not be available in all states.

                       RIGHT TO CANCEL (FREE LOOK PERIOD)

An applicant may cancel the Policy by returning it via mail or personal delivery to the Company at our Administrative Office or to the agent who sold the Policy. The Policy must be returned by the latest of

     (1)  10 days after delivery of the Policy to the Policy Owner, or

     (2)  45 days of completion of the Policy application, or

     (3) 10 days after the Notice of Right to Cancel has been mailed or delivered to the Applicant whichever is latest, or

     (4)  later if required by state law.

Depending on state law, we will refund either:

     (1)  All Premium Payments less any Outstanding Loans, or

     (2) The Contract Value of the Policy on the date we received the returned Policy, plus any charges and expenses that were deducted, less any Outstanding Loans.

During the Right to Cancel period, we allocate Net Premium Payments to the BlackRock Money Market Portfolio or equivalent money market portfolio unless you purchase a Policy in a state that permits us to refund Contract Value. If you purchase the Policy in a state that permits us to refund Contract Value, we will invest your Net Premium Payments in the Investment Options you select during the Right to Cancel period.

                              WHEN COVERAGE BEGINS

Except as stated in the Temporary Insurance Agreement, no insurance will take effect prior to the later of the Issue Date or the Policy Date shown on the Policy Summary. Insurance issued will take effect on the later of the Issue Date of the Policy Date shown on the Policy Summary if, on the later of the Policy Date or the Issue Date, the health and other conditions relating to insurability remain complete and true as described in the application.

You may request a Policy Date of up to twelve months prior to the Issue Date for the purpose of preserving a younger Age, or other reasons, subject to our administrative procedures and state laws (a "back-dated policy"). In many but not all cases, a younger Age will result in a smaller Planned Premium and lower cost of insurance charges. However, we will deduct the Monthly Deduction Amount under the Policy beginning on the Policy Date even though insurance coverage will not be effective until the Issue Date of the Policy.

                    INCOME TAX FREE 'SECTION 1035' EXCHANGES

You can generally exchange one life insurance policy for another in a 'tax-free exchange' under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for
Section 1035 treatment, you may have to pay federal income tax on the gain and potentially an early withdrawal or other penalty on the exchange. You should not exchange an existing life insurance policy for this one unless you determine, after knowing all the facts and consultation with a tax adviser, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).

                             OWNERSHIP/POLICY RIGHTS

The POLICY OWNER is the person who has the right to exercise all of the rights and options under the Policy, and to make changes to the Policy while the Insured is alive. Usually, the person who is buying the Policy is also the Policy Owner. However, in some instances, the Policy Owner can be an entity such as a trust or someone other than the person who is buying the Policy. In either situation, the Policy Owner may exercise certain rights that are described below. Some changes to the Policy require additional underwriting approval.

     -    Assigning the Policy

          The Policy Owner may assign the Policy as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment. Assigning the Policy may have tax consequences. See "Tax Treatment of Policy Benefits." You should consult a tax adviser before assigning the Policy.

     -    Receiving the Maturity Benefit

          If the Insured is living on the Maturity Date, we will pay you the Contract Value of the Policy as of the Maturity Date, less any:

          1.   Outstanding Loan;

          2.   Monthly Deduction Amount due but not paid; and

          3. Amount payable to an assignee under a collateral assignment of the Policy.

          Upon maturity, insurance ends and we have no further obligation under the Policy.

     -    Changing or Revoking a Beneficiary

          The BENEFICIARY is named in the Policy application and is the person who receives the Death Benefit when the Insured dies. More than one Beneficiary may be named and you may make your Beneficiary designation irrevocable. When the Insured dies, if no Beneficiary is alive, the Death Benefit will be paid to you, if you are alive, otherwise to your estate.

          Unless you irrevocably named the Beneficiary, you may name a new Beneficiary while the Insured is living and while your Policy is in force by writing us at our Administrative Office. Subject to our receipt of the change, any change in beneficiary will be effective on the date you sign the notice of change regardless of whether the Insured has died at the time we receive the notice; however, we will have no further responsibility if we made any payment before we receive the notice of change.

     -    Decreases in the Stated Amount of Insurance

          You may request a decrease in the Stated Amount after the first Policy Year, provided that the Stated Amount after any decrease is not less than the minimum amount of $50,000. For purposes of determining the Cost of Insurance charge, a decrease will reduce the Stated Amount in the following order:

          1.   against the most recent increase in the Stated Amount;

          2.   to other increases in the reverse order in which they occurred;
               and

          3.   to the initial Stated Amount.

          A decrease in Stated Amount in a substantially funded Policy may cause a cash distribution that is included in your gross income.

          We will send you a supplemental Policy Summary reflecting any change. We reserve the right to limit the number of decreases to the Stated Amount to one each Policy Year.

     -    Changing the Death Benefit Option

          After the first Policy Year, if the Insured is still alive you may change the Death Benefit Option by sending a written request to the Company at our Administrative Office. The Stated Amount will be adjusted so the Coverage Amount remains level. There is no other direct consequence of changing a Death Benefit option, except as described under "Tax Treatment of Policy Benefits." However, the change could affect future values of the Coverage Amount. The Cost of Insurance Charge, which is based on the Coverage Amount, may be different in the future. The following changes in Death Benefit Options are permissible: Options 1-2, Options 2-1 and Options 3-1.

          If the option is changed from Option 1 to Option 2, the Stated Amount will be reduced by the amount of the Contract Value at the time of the change. If the option is changed from Option 2 to Option 1, the Stated Amount will be increased by the amount of the Contract Value at the time of the option change. If the option is changed from Option 3 to Option 1, the Stated Amount will be increased by the amount of accumulated premiums paid at the time of the option change.

          It is not permitted to change from Option 3 to Option 2, from Option 1 to Option 3 and from Option 2 to Option 3.

     - Increases in the Stated Amount (requires additional underwriting approval)

          You may request an increase to the Stated Amount after the first Policy Year and prior to the Policy Anniversary on which the Insured is age 80. We will not allow a requested increase to the Stated Amount for less than the Minimum Increase Amount shown on your Policy Summary page. The increase will be effective on the date shown on the supplemental Policy Summary that we will send you. We will require you to submit a new application and evidence of insurability in consideration of the attained age of the Insured at the time the increase is requested. The effective date of any increase in Stated Amount will generally be the Deduction Date next following either the date of a new application or, if different, the date requested by the applicant.

          We reserve the right to limit the number of increases to the Stated Amount to one each Policy Year.

Written requests for changes should be sent to our Administrative Office. Some of these Policy changes may have tax consequences. You should consult a tax adviser before requesting any of these changes.

                                    PREMIUMS

--------------------------------------------------------------------------------

               AMOUNT, FREQUENCY AND DURATION OF PREMIUM PAYMENTS

The Policy allows you to choose the amount and frequency (e.g., monthly, semi-annually, annually) of your Premium Payments within certain guidelines (PLANNED PREMIUM). The amount of your Premium Payment will vary based on factors including: the age, sex and rating classification of the Insured. The minimum initial premium we will accept is the amount necessary to pay the Monthly Deduction Amount due.

Prior to the Maturity Date, you may request a change in the amount and frequency of your Planned Premium Payments and also make unscheduled Premium Payments as long as receipt of such payments or change would not disqualify the Policy as life insurance under applicable federal tax laws. We reserve the right to require evidence of insurability before we accept any additional Premium Payment that would increase insurance coverage.

You may make Premium Payments by:

     - mailing a check, payable to MetLife Insurance Company of Connecticut, to: MetLife Insurance Company of Connecticut, Specialized Benefit Resources, at our Administrative Office;

     - by direct checking account deductions (you must complete a pre-authorization collection form) (this method of premium payment is not currently available); or

     -    by wire transfer.

If you send your Premium Payments or transaction requests to an address other than the one we have designated for receipt of such Premium Payments or requests, we may return the Premium Payment to you, or there may be a delay in applying the Premium Payment or transaction to your Policy.

We do not accept Premium Payments made in cash or by money orders. The form in which we receive a Premium Payment may determine how soon subsequent disbursement requests may be fulfilled. See "Other Policy Information -- Payment and Suspension of Valuation."

If you do not make your Planned Premium Payment on schedule, your policy may lapse. In addition, even if you make your Planned Premiums on schedule, your Policy may lapse if the Cash Surrender Value of the Policy is insufficient to cover the Monthly Deduction Amount. In either of these cases, before your Policy lapses your Policy will be in default and a GRACE PERIOD will begin. Thirty days after the default happens we will send you a lapse notice stating the amount due to keep the Policy in effect and the date by which you must pay it. If the Insured dies during the Grace Period before you have paid the required premium, we will still pay the Death Benefit under the Policy although we will reduce the Death Benefit proceeds by any Monthly Deduction Amount due and the amount of any Outstanding Loans. If the required Premium Payment is not paid within 31 days (subject to state law) after the notice is sent, the Policy will lapse.

                         ALLOCATION OF PREMIUM PAYMENTS

During the underwriting period, any Net Premium Payments we receive will be placed in a non-interest bearing account. On the Policy Date we will allocate your Net Premium Payments to the Investment Options and Fixed Account in the percentages you indicate on the application (premium allocation instructions). However, if state law requires us to return Premium Payments if you exercise your right to cancel the Policy during the Right to Cancel period, then, we will allocate your Net Premium Payments to the BlackRock Money Market Portfolio or equivalent money market portfolio from the Policy Date until the end of the Right to Cancel period, and thereafter to the Investment Options and Fixed Account you selected.

Any allocation must be at least 5% and must be a whole percentage. We are not currently enforcing these restrictions but reserve the right to do so in the future.

You may change your Premium Payment allocation instructions upon written request to us (or any other notification we deem satisfactory) at our Administrative Office. Any allocation change will be effective on the date we record the change. Any future Premium Payments will be allocated in accordance with the new allocation, unless we receive contrary written instructions.

Unless underwriting is required, we will process a Premium Payment or other transaction as of the next computed Accumulation Unit Value of an Investment Option following our receipt of the Premium Payment or other transaction request in good order.

                            VALUES UNDER YOUR POLICY

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                                 CONTRACT VALUE

Each Policy has a CONTRACT VALUE that is used as the basis for determining Policy benefits and charges. On each business day your Policy has a Contract Value, which we use to determine how much money is available to you for loans, surrenders and in some cases the Death Benefit.

A Policy's Contract Value is the sum of the values held in the Investment Options, the Fixed Account and the Loan Account. A Policy's Contract Value will change daily, has no guaranteed minimum value and may be more or less than the Premiums paid. We calculate the Policy's Contract Value each day the New York Stock Exchange is open for trading (a VALUATION DATE). The period between successive Valuation Dates is called a VALUATION PERIOD.

The Contract Value will increase or decrease depending on the investment performance of the Investment Options, the Premium Payments you make, the fees and charges we deduct and any Policy transactions (loans, withdrawals, surrenders) you make.

                           INVESTMENT OPTION VALUATION

The value of each Investment Option is measured in ACCUMULATION UNITS. We value each Investment Option on each Valuation Date. Every time you allocate or transfer money to or from an Investment Option we convert that dollar amount into units. The value of an Accumulation Unit for each Investment Option is initially set at $1.00 and may vary among Investment Options and from one Valuation Period to the next. We determine each Investment Option's Accumulation Unit Value (AUV) on each Valuation Date by multiplying the value on the immediately preceding Valuation Date by the corresponding NET INVESTMENT FACTOR (see below) for the Valuation Period just ended. For example, to calculate Monday's Valuation Date price, we would multiply Friday's Accumulation Unit Value by Monday's Net Investment Factor.

The Net Investment Factor is simply an index we use to measure the investment performance of an Investment Option from one Valuation Period to the next. Each Investment Option has a Net Investment Factor for each Valuation Period that may be greater or less than one. Therefore, the value of an Accumulation Unit (and the value of the Investment Option) may increase or decrease.

                                                                            a
We determine the NET INVESTMENT FACTOR for any Valuation Period using    ------    - c
  the following equation:                                                   b


A is:

     1. the net asset value per share of the Fund held in the Investment Option as of the Valuation Date; plus

     2. the per-share amount of any dividend or capital gain distribution on shares of the Fund held by the Investment Option if the ex-dividend date occurs in the Valuation Period just ended; plus or minus

     3. a per-share charge or credit, as we may determine on the Valuation Date for tax reserves; and

B is:

     1. the net asset value per share of the Fund held in the Investment Option as of the last prior Valuation Date; plus or minus

     2. the per-share or per-unit charge or credit for tax reserves as of the end of the last prior Valuation Date; and

C is the applicable Investment Option deduction for the Valuation Period.

The Accumulation Unit Value may increase or decrease. The number of Accumulation Units credited to your Policy will not change as a result of the Investment Option's investment experience. The Separate Account will redeem Fund shares at their net asset value, to the extent necessary to make payments under the Policy.

Net Premium Payments will be credited to your Policy based on the Accumulation Unit Value next determined of the applicable Investment Option after we receive the Premium Payment in good order.

Transfers between Investment Options will result in the addition or reduction of Accumulation Units having a total value equal to the dollar amount being transferred to or from a particular Investment Option. The number of Accumulation Units will be determined by dividing the amount transferred by the Accumulation Unit Value of the Investment Options involved as of the next Valuation Date after we receive your request for transfer at our Administrative Office.

                             FIXED ACCOUNT VALUATION

The Fixed Account value on the Policy Date is equal to the portion of the initial Net Premium Payment allocated to the Fixed Account. The Fixed Account value on each subsequent day is equal to the Fixed Account value on the preceding day, plus:

     a. Net Premium Payments allocated to the Fixed Account since the preceding day

     b. Amounts transferred to the Fixed Account from the Investment Options and the Loan Account since the preceding day

     c.   Interest credited to the Fixed Account since the preceding day,

     minus:

     d. Amounts transferred out of the Fixed Account to the Investment Options and the Loan Account since the preceding day

     e. Amounts transferred out of the Fixed Account to pay applicable Deduction Amount charges (the portion of the Deduction Amount charged will be based upon the proportion of the Fixed Account value relative to the CONTRACT VALUE) since the preceding day

     f. Any transfer charges that have been deducted from the Fixed Account since the preceding day

     g. Any surrender amounts that have been deducted from the Fixed Account since the preceding day

     h. Any Stated Amount decrease charges that have been deducted from the Fixed Account since the preceding day.

                             LOAN ACCOUNT VALUATION

When you borrow money from us using the Policy as collateral for the loan, we transfer an amount equal to the loan from the Investment Options (pro-rata) to the Loan Account as collateral for that loan. Loan amounts will be transferred from the Fixed Account only if insufficient amounts are available in the Investment Options. You may borrow up to 100% of the Policy's Cash Surrender Value. The value in the Loan Account is charged a fixed rate of interest declared by us that will not exceed 5.00%. We charge this interest in arrears at the end of each Policy Year. In addition, the value in the Loan Account will be credited, in arrears, with a fixed rate of interest declared by us that will be at least 4% annually. Currently, we credit the value in the Loan Account 4.40% in Policy Years 1-10, 4.60% in Policy Years 11-20, and 4.75% in Policy Years 21 and later.

When we determine a Policy's Contract Value, the value in the Loan Account (i.e., the amount we transferred from the Investment Options and the Fixed Account to secure the loan, adjusted for any repayments or additional Policy loans) and the result of any interest charged or credited on such amount, is added together with the values in the Investment Options and the Fixed Account.

                                    TRANSFERS

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                           TRANSFERS OF CONTRACT VALUE

Generally, you may transfer Contract Value among the Investment Options. Transfer requests received at our Administrative Office or Andesa Services, Inc. that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET.

Frequent requests from Policy Owners to transfer Contract Value may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Funds and may disrupt Fund management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Funds, which in turn adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g. beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds (i.e. AIM V.I. Global Real Estate Fund, AIM V.I. International Growth Fund, AllianceBernstein Global Technology Portfolio, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds High-Income Bond Fund, American Funds International Fund, American Funds New World Fund, Delaware Variable Investment Fund Developing Leaders Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Overseas Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Global Income Securities Fund, Janus Aspen Global Life Sciences Portfolio, Janus Aspen Global Technology Portfolio, Janus Aspen International Growth Portfolio, Janus Aspen Worldwide Growth Portfolio, Legg Mason Partners Variable Global High Yield Bond Portfolio, Legg Mason Partners Variable International All Cap Opportunity Portfolio, Legg Mason Partners Variable Strategic Bond Portfolio, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Loomis Sales Global Markets Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Julius Baer International Stock Portfolio, Morgan Stanley EAFE(R) Index Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000(R) Index Portfolio, Oppenheimer Main Street Small Cap Fund(R)/VA, Pioneer Emerging Markets VCT Portfolio, Putnam VT International Growth and Income Fund, Royce Microcap Portfolio and Royce Small Cap Portfolio -the "Monitored Funds") and we monitor transfer activity in those Monitored Funds. In addition, as described below, we intend to treat all American Funds Insurance Series portfolios, that is, American Funds Global Growth Fund, American Funds Growth Fund and American Funds Growth-Income Fund ("American Funds portfolios") as Monitored Funds. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Funds within given periods of time. For example, we currently monitor transfer activity to determine if for each category of international, small-cap and high-yield Funds, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving any Fund in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

We do not believe that other Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Funds. We may change the Monitored Funds at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Funds, we rely on the underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

American Funds Monitoring Policy. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Funds under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Funds, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Although we do not have the operational or systems capability at this time to impose the American Funds monitoring policy and/or to treat all of the American Funds portfolios as Monitored Funds under our policy, we intend to do so in the future.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Funds that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Policy Owners or other persons who have an interest in the Policies, we will exercise our contractual right to revise, suspend or eliminate transfer privileges, including limiting the acceptable mode of requesting transfers, and thereafter will only accept transfer requests via regular U.S. mail (and overnight delivery services) and will reject transfer requests requested via facsimile, telephone or Internet. This restriction will apply to all Policies within a 'plan' (i.e. arrangements where an employer or trustee will own a group of Policies on the lives of certain employees or in other instances, where a group of Policies will be purchased at one time) unless the employer, trustee or other administrator has the ability to apply a transfer restriction meeting our requirements to individual Policies. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Policy Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or

     - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate market timing in any Fund and there are no arrangements in place to permit any policy owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Funds, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Policy Owners, and to execute instructions from the Fund to restrict or prohibit further allocations or transfers by specific Policy Owners who violate the frequent trading policies established by the Fund.

In addition, Policy Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Funds are generally "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds. If a Fund believes that an omnibus order reflects one or more transfer requests from Policy Owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single policy owner). You should read the Fund prospectuses for more details.

We reserve the right to limit the number of free transfers among the Investment Options to six in any Policy Year and to charge a $10 transfer fee for each additional transfer that we allow. We also reserve the right to limit the number of transfers between the Fixed Account and the Separate Account to two in any Policy Year. See below for additional restrictions involving transfers between the Fixed Account and the Separate Account.

   TRANSFER OF CONTRACT VALUE FROM THE FIXED ACCOUNT TO THE INVESTMENT OPTIONS

Transfers from the Fixed Account must be made within 30 days after your Policy Anniversary or semi-anniversary. We reserve the right to limit the amount transferred from the Fixed Account to the Investment Options to 25% of the Contract Value in the Fixed Account. We are not currently enforcing these restrictions but reserve the right to do so in the future.

   TRANSFER OF CONTRACT VALUE FROM THE INVESTMENT OPTIONS TO THE FIXED ACCOUNT

Transfers to the Fixed Account may not be made prior to the first Policy Anniversary or within 12 months of any prior transfer. We reserve the right to restrict the amount transferred to the Fixed Account to 20% of the portion of the Contract Value attributable to the Investment Options at the end of the prior Valuation Period. We reserve the right to refuse transfers to the Fixed Account if the Fixed Account is greater than or equal to 30% of the Contract Value. We are not currently enforcing these restrictions but reserve the right to do so in the future.

                       DOLLAR-COST AVERAGING (DCA PROGRAM)

You may establish automated transfers of CONTRACT VALUE on a monthly or quarterly basis from any Investment Option to any other available Investment Option by completing our DCA authorization form or through other written request acceptable to us. You must have a minimum of $1000 of CONTRACT VALUE to enroll in the DCA Program. The minimum automated transfer amount is $100.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. Automated transfers are subject to all of the other provisions and terms of the Policy. The Company reserves the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

Before transferring any part of the CONTRACT VALUE, you should consider the risks involved in switching between Investment Options available under this Policy. Dollar-Cost Averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

The Fixed Account is not eligible for participation in the Dollar-Cost Averaging program.

                              PORTFOLIO REBALANCING

This program can help prevent a structured investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages for the Investment Options you most recently selected to shift. Under this program, you may instruct us to periodically, and automatically, reallocate values in your Policy to return your allocation percentages for the Investment Options to the allocation percentages you originally selected. You may participate in the Portfolio Rebalancing Program by completing our rebalancing form.

                                  DEATH BENEFIT

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The Death Benefit under the Policy is the amount paid to the Beneficiary upon the death of the Insured. The Death Benefit will be the Amount Insured at the time of death minus any unpaid Monthly Deduction Amount, any Outstanding Loans, and any amount payable to an assignee under a collateral assignment of the Policy.

You may elect one of three Death Benefit options. As long as the Policy remains in effect, the Company guarantees that the Death Benefit under any option will be at least the current Stated Amount of the Policy less any Outstanding Loan and unpaid Monthly Deduction Amount. The Amount Insured under any option may vary with the Contract Value of the Policy. Under Option 1 (the "LEVEL OPTION"), the Amount Insured will be equal to the Stated Amount of the Policy or, if greater, a specified multiple of Contract Value (the "MINIMUM AMOUNT INSURED"). Under Option 2 (the "VARIABLE OPTION"), the Amount Insured will be equal to the Stated Amount of the Policy plus the Contract Value (determined as of the date of the Insured's death) or, if greater, the Minimum Amount Insured. Under Option 3 (the "ANNUAL INCREASE OPTION"), the Amount Insured will be equal to (a) plus
(b) where: (a) is the Stated Amount of the Policy and (b) is the greater of zero and the lesser of (i) and (ii) where (i) is the Option 3 maximum increase shown on the Policy Summary and (ii) is the total Premium Payments less partial surrenders accumulated at the interest rate shown on the Policy Summary; or if greater, the Minimum Amount Insured.

The Minimum Amount Insured is the amount required to qualify the Policy as a life insurance policy under the current federal tax law. Under that law, the Minimum Amount Insured equals a stated percentage of the Policy's Contract Value determined as of the first day of each Policy Month. The percentages differ according to the attained age of the Insured and the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") selected by you at the time of application. (Cash Value Accumulation Test or Guideline Premium Cash Value Corridor Test). The Minimum Amount Insured is set forth in the Policy and may change as federal income tax laws or regulations change. The following is a schedule of the applicable percentages for the Guideline Premium Cash Value Corridor Test. For attained ages not shown, the applicable percentages will decrease evenly:

ATTAINED AGE OF
    INSURED        PERCENTAGE
---------------    ----------
      0-40             250
       45              215
       50              185
       55              150
       60              130
       65              120
       70              115
       75              105
      95+              100


Federal tax law imposes another cash funding limitation on cash value life insurance policies that may increase the Minimum Amount Insured shown above. This limitation, known as the "guideline premium limitation," generally applies during the early years of variable universal life insurance policies.

In the Cash Value Accumulation Test, the factors at the end of a Policy Year are set forth in APPENDIX D.

The investment performance of the Funds, expenses and deduction of charges all impact Contract Value. In some circumstances, the Death Benefit may vary with the amount of the Contract Value. Under Death Benefit Option 1, the Death Benefit will vary with the Contract Value whenever the Contract Value multiplied by the applicable Minimum Amount Insured percentage set forth in Section 7702 of the Code is greater than the Stated Amount. Under Death Benefit Option 2, the Death Benefit will always vary with the Contract Value because the Death Benefit is equal to the Stated Amount of the Policy plus the Contract Value as of the date of the Insured's death (or if greater, the Minimum Amount Insured as of the date of the Insured's death). Under Death Benefit Option 3, the Death Benefit will vary with the Contract Value whenever the Contract Value multiplied by the applicable Minimum Amount Insured percentage set forth in Section 7702 of the Code is greater than the Stated Amount plus Premium Payments paid, minus partial surrenders, accumulated at the specified interest rate. Finally, if the investment performance of the Funds is too low and the Contract Value of your Policy falls below the amount necessary to pay the Monthly Deduction Amount due and you do not send us sufficient Premium Payments, your Policy may lapse and no coverage will be in effect.

                             DEATH BENEFIT EXAMPLES

The following examples demonstrate the relationship between the Death Benefit, the Cash Surrender Value and the Minimum Amount Insured under the various Death Benefit Options. The examples assume an Insured of age 40, a Minimum Amount Insured of 250% of Contract Value (assuming the preceding table is controlling as to Minimum Amount Insured), and no Outstanding Loan.

                         OPTION 1 -- LEVEL DEATH BENEFIT

In the following examples of an Option 1 Level Death Benefit, the Death Benefit under the Policy is generally equal to the Stated Amount of $50,000. Since the Policy is designed to qualify as a life insurance policy, the Death Benefit cannot be less than the Minimum Amount Insured (or, in this example, 250% of the Contract Value).

EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). Since the Death Benefit in the Policy is the greater of the Stated Amount ($50,000) or the Minimum Amount Insured ($25,000), the Death Benefit would be $50,000.

EXAMPLE TWO. If the Contract Value of the Policy equals $40,000, the Minimum Amount Insured would be $100,000 ($40,000 x 250%). The resulting Death Benefit would be $100,000 since the Death Benefit is the greater of the Stated Amount ($50,000) or the Minimum Amount Insured ($100,000).

                       OPTION 2 -- VARIABLE DEATH BENEFIT

In the following examples of an Option 2 Variable Death Benefit, the Death Benefit varies with the investment experience of the applicable Investment Options and will generally be equal to the Stated Amount plus the Contract Value of the Policy (determined on the date of the Insured's death). The Death Benefit cannot, however, be less than the Minimum Amount Insured (or, in this example, 250% of the Contract Value).

EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). The Death Benefit ($60,000) would be equal to the Stated Amount ($50,000) plus the Contract Value ($10,000), unless the Minimum Amount Insured ($25,000) was greater.

EXAMPLE TWO. If the Contract Value of the Policy equals $60,000, then the Minimum Amount Insured would be $150,000 ($60,000 x 250%). The resulting Death Benefit would be $150,000 because the Minimum Amount Insured ($150,000) is greater than the Stated Amount plus the Contract Value ($50,000 + $60,000 = $110,000).

                       OPTION 3 -- ANNUAL INCREASE OPTION

In the following examples of an Option 3 Annual Increase Option, the Death Benefit is generally equal to the Stated Amount of $50,000 plus Premium Payments paid minus partial surrenders, accumulated at the specified interest rates.

EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). The Death Benefit ($52,650) would be equal to the Stated Amount ($50,000) plus Premium Payments ($2,500) aggregated at 6.00% for one year, unless the Minimum Amount Insured ($25,000) was greater.

EXAMPLE TWO. If the Contract Value of the Policy equals $40,000, the Minimum Amount Insured would be $100,000 ($40,000 x 250%). The Death Benefit would be $100,000 since the Minimum Amount Insured is greater than the Stated Amount plus Premium Payments aggregated at 6.00% for one year ($52,650).

                        CHANGING THE DEATH BENEFIT OPTION

After the first Policy Year, if the Insured is alive you may change the Death Benefit Option by sending a written request to the Company. The following changes in Death Benefit Options are permissible:

     Option 1 -- 2

     Option 2 -- 1

     Option 3 -- 1

It is not permitted to change from Option 3 to 2, Option 1 to 3, and Option 2 to 3.

If the Option is changed from Option 1 to Option 2, the Stated Amount will be reduced by the amount of the Contract Value at the time of the change. If the Option is changed from Option 2 to Option 1, the Stated Amount will be increased by the amount of the Contract Value at the time of the Option change. Such an increase in Stated Amount will not require evidence of insurability. If the Option is changed from Option 3 to Option 1, the Stated Amount will be increased by the amount of accumulated premiums paid at the time of the option change. There are no other direct consequences of changing a Death Benefit option, except as described under "Tax Treatment of Policy Benefits." However, the change could affect future values of Net Amount At Risk. The cost of insurance charge which is based on the Net Amount At Risk may be different in the future.

                  PAYING THE DEATH BENEFIT AND PAYMENT OPTIONS

Death Benefits are payable within seven days after we receive satisfactory proof of the Insured's death at our Administrative Office. The amount of Death Benefit paid may be adjusted to reflect any unpaid Monthly Deduction Amount, any Outstanding Loan, any material misstatements in the Policy application as to age or sex of the Insured, and any amounts payable to an assignee under a collateral assignment of the Policy. If no Beneficiary is living when the Insured has died, the Death Benefit will be paid to the Policy Owner, if living, otherwise, the Death Benefit will be paid to the Policy Owner's estate.

Subject to state law, if the Insured commits suicide within two years following the Issue Date, limits on the amount of Death Benefit paid will apply (See "Limits on Right to Contest and Suicide Exclusion"). In addition, if the Insured dies during the 61-day period after the Company gives notice to the Policy Owner that the Cash Surrender Value of the Policy is insufficient to meet the Monthly Deduction Amount due against the Contract Value of the Policy, then the Death Benefit actually paid to the Policy Owner's Beneficiary will be reduced by the amount of the Deduction Amount that is due and unpaid. (See "Contract Value" for effects of partial surrenders on Death Benefits.)

We will pay policy proceeds in a lump sum. We may defer payment of proceeds which exceed the Contract Value for up to six months from the date of the request for the payment. The amount of the Death Benefit that exceeds the Contract Value is paid from the Company's General Account. Death Benefit amounts paid from the General Account are subject to the claims paying ability of the Company.

We will make any other arrangements for periodic payments as may be agreed upon. If any periodic payment due any payee is less than $50, we may make payments less often. If we have declared a higher rate under an option on the date the first payment under an option is due, we will base the payments on the higher rate.

                              BENEFITS AT MATURITY

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If your Policy is in effect on the Maturity Date, we will pay the Policy's Contract Value less any Outstanding Loan, any unpaid Monthly Deduction Amount and any amounts payable to an assignee under a collateral assignment of the Policy. We will then have no further obligations under the Policy.

                                 OTHER BENEFITS

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                                 EXCHANGE OPTION

Once the Policy is in effect, during the first 24 months you may choose to irrevocably transfer all Contract Value in the Investment Options to the Fixed Account (subject to state law). Upon election of this option, no future transfers to the Investment Options will be permitted. All future Premium Payments will be allocated to the Fixed Account. No evidence of insurability is required to exercise this option. Cost of insurance rates will be based on the same risk classification as those of the former Policy. Any Outstanding Loan must be repaid before we will make an exchange.

              INSURED TERM RIDER (SUPPLEMENTAL INSURANCE BENEFITS)

You may choose to purchase the Insured Term Rider as an addition to the Policy.

Combining a policy and a rider, sometimes known as "blending," may be more economical than adding another policy or increasing face amount of the base policy. Depending on your circumstances, it may, conversely, be more economical to provide an amount of insurance coverage through a base policy alone. Many life insurance policies have some flexibility in structuring the face amount, the death benefit, and premium payments in targeting the contract values based on your particular needs.

Under certain circumstances, combining a Policy with an Insured Term Rider may result in a combined face amount equal to the face amount of a single Policy. Adding a rider or riders may also affect the amount of premium you can pay on your Policy and still have it qualify as life insurance.

Combining a Policy with an Insured Term Rider may lower costs and may improve accumulated value accrual for the same amount of death benefit. However, in general, your Policy is being used to informally fund certain executive benefits. Adding an Insured Term Rider does not necessarily reduce the cost of offering benefits to your executives.

Ultimately, individual needs and objectives vary, and they may change through time. It is important that you consider your goals and options carefully. You choose the proportion of your Policy's face amount that is made up of base Policy and Insured Term Rider. You should discuss your insurance needs and financial objectives with your registered representative before purchasing any life insurance product. Your registered representative can provide you with additional illustrations showing the effects of different proportions of Policy and rider coverage to help you make your decision. You should also consider a periodic review of your coverage with your registered representative.

We will provide you with illustrations based on different sets of assumptions upon your request. You can request such illustrations at any time. Illustrations may help you understand how your policy values would vary over time based on different assumptions.

                          CASH VALUE ENHANCEMENT RIDER

You also may choose to add the Cash Value Enhancement Rider to the Policy. There is no charge for the Rider. The Rider provides a benefit called the Cash Value Enhancement. The Cash Value Enhancement benefit is an amount in addition to the Cash Surrender Value that the Company may pay you if you surrender the Policy during a certain time frame set forth in the Rider. The maximum amount of the benefit for each Policy Year is set forth on a schedule in the Rider, and is a percentage of cumulative premiums paid less partial surrenders. The payment of the benefit is NOT guaranteed and may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions in pricing. The benefit will not be payable if the Policy has been assigned or is being exchanged in connection with a tax-exempt change under Section 1035.

                                POLICY SURRENDERS

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You may withdraw all or a portion of the Cash Surrender Value from the Policy on any day that the Company is open for business. Withdrawing all or a portion of the Cash Surrender Value may have tax consequences. (See "Tax Treatment of Policy Benefits.")

                                 FULL SURRENDER

You may surrender the Policy and receive its Cash Surrender Value. (You may request a surrender without the Beneficiary's consent provided the Beneficiary has not been designated as irrevocable. If so, you will need the Beneficiary's consent.) The Cash Surrender Value will be determined as of the date we receive the written request at our Administrative Office. The Cash Surrender Value is the Contract Value, minus any Outstanding Loans. We will pay you within seven
(7) days after we receive your request in good order. The Policy will terminate on the date we receive your request in good order.

                                PARTIAL SURRENDER

You may request a partial surrender of the Policy. The minimum amount is $500. The amount paid to you will be the net amount requested. We will deduct the net amount surrendered pro rata from all your selected Investment Options and the Fixed Account, unless you give us other written instructions. When you request a partial surrender, the portion of the Contract Value deducted from the Fixed Account is based on the proportion of the Fixed Account value relative to the Contract Value of the Policy as of the date we receive your request. A deduction greater than this proportionate amount is not permitted. We will pay you within seven days after we receive your request in good order at our Administrative Office.

In addition to reducing the Policy's Contract Value and Amount Insured, partial surrenders will reduce the Death Benefit payable under the Policy. We will reduce the Stated Amount by the amount necessary to prevent any increase in the Coverage Amount. We may require you to return the Policy to record this reduction.

You may request a partial surrender only after the first Policy Year. While we are not currently enforcing this restriction, we reserve our right to do so in the future.

                                  POLICY LOANS

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While the Policy is in force, you may borrow money using the Policy as the sole security (collateral) for the loan. A loan that is taken from, or secured by, a Policy may have tax consequences. (See "Federal Tax Considerations.")

                                 LOAN CONDITIONS

     - You may borrow up to 100% of the Policy's Cash Surrender Value as of the date we receive the written loan request in good order. We charge you interest on the amount of the loan.

     - The loan request must be at least $500, except where state law requires a different minimum.

     - To secure the loan, we transfer an amount equal to the loan from the Investment Options (pro-rata by assets) to the Loan Account. Loan amounts will be transferred from the Fixed Account only when insufficient amounts are available in the Investment Options.

     - We charge interest on the outstanding amount of your loan(s), and you must pay this interest in arrears at the end of each Policy Year. The annual effective loan interest rate charged is 5.00%. Interest not paid when due will be added to the amount of the loan. We will transfer an amount equal to the unpaid loan interest from the Investment Options to the Loan Account as security for the loan. If you have an Outstanding Loan and request a second loan, we will add the amount of Outstanding Loan to the loan request.

     - Amounts in the Loan Account are guaranteed to earn interest at a rate of at least 4% per year in arrears. Currently, the annual effective loan interest rate credited is 4.40% in years 1-10, 4.60% in years 11-20 and 4.75% in years 21 and later.

     - We normally pay the amount of the loan within seven (7) days of our receipt of the written loan request. We may postpone the payment of the loans under certain conditions.

     - You may repay all or a part of your Outstanding Loans at any time while the Insured is alive by sending the repayment to our Administrative Office.

     - Unless you request otherwise, we will apply any payment that we receive while there is a loan on the Policy as follows: first, towards repayment of any loan interest due; next, towards repayment of the loan principal; and last, as a Premium Payment to the Policy.

     - As you repay the loan, we deduct the amount of the repayment from the Loan Account and credit the payment to the Investment Options based on which Investment Option(s) you took the loan from. Also, we will deduct the amount of the repayment from the Loan Account and credit the repayment to the Fixed Account based on the proportion of the Fixed Account value relative to the Policy's Contract Value as of the date we receive the loan request.

     - We will deduct any unpaid loan amount, including interest you owe, from your Contract Value when you surrender the Policy and from the Death Benefit proceeds if they become payable.

     - If any unpaid loan amount, including any interest you owe, equals or exceeds the Contract Value, causing the Cash Surrender Value of your Policy to become zero, then your Policy will enter a 31-day grace period, subject to state law. (See "Lapse and Reinstatement.")

                                EFFECTS OF LOANS

A loan affects the Policy, because we reduce the Death Benefit proceeds and Cash Surrender Value under the Policy by any Outstanding Loan amount. Repaying the loan causes the Death Benefit proceeds and Cash Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan amount in the Loan Account. The amount is not affected by the performance of the Investment Options and may not be credited with the same interest rates currently accruing on amounts allocated to the Fixed Account. Amounts transferred from an Investment Option to the Loan Account will affect the value that was in that Investment Option because we credit such amounts with an interest rate we declare, rather than with a rate of return reflecting the investment results of that Investment Option.

There are risks involved in taking a loan, a few of which include an increased potential for the Policy to lapse if projected earnings, taking into account Outstanding Loans, are not achieved. A loan may have tax consequences. (See "Tax Treatment of Policy Benefits.") You should consult a tax adviser before taking out a loan.

We will notify you (and any assignee of record) if the sum of your loans plus interest you owe on the loans is more than the Cash Surrender Value. If you do not submit a sufficient payment within 31 days from the date of the notice, your Policy may lapse.

                             LAPSE AND REINSTATEMENT

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                                      LAPSE

Generally, if on any Deduction Date, the Cash Surrender Value of your Policy is too low to cover the Monthly Deduction Amount, your Policy will be in default and a grace period will begin. Thirty days after the default happens, we will send you a lapse notice to your last known address that the Policy may terminate. The notice will state the amount due to keep the Policy in effect and the date by which you must pay the amount due. Generally, the amount due to keep the Policy in effect will be all Monthly Deduction Amounts past due plus premium at least equal to the following three Monthly Deduction Amounts and the amount to repay or restore any Outstanding Loans.

                                  GRACE PERIOD

After the lapse notice is sent, if you do not pay the required amount within 31 days (subject to state law) the Policy will terminate without value, insurance coverage will no longer be in effect, and you will receive no benefits.

As long as there is an Outstanding Loan, we will treat that portion of any sufficient payment received during the grace period that is less than or equal to the amount of the Outstanding Loan as a repayment of the Outstanding Loan and not as an additional Premium Payment unless you request otherwise. Accordingly, we will transfer the assumed loan repayment amount from the Contract Value held in our Loan Account to the Investment Options and/or Fixed Account, thereby increasing the Cash Surrender Value and potentially preventing a lapse.

If the Insured dies during the Grace Period before you have paid the required premium, the Death Benefit will still be payable to the Beneficiary, although we will reduce the amount of the Death Benefit proceeds by the Monthly Deduction Amount due plus the amount of any Outstanding Loan.

                                  REINSTATEMENT

You may reinstate the Policy within three (3) years from the date on which the Monthly Deduction Amount was last paid if:

     (1) the Policy was not surrendered for cash and it is before the Maturity Date;

     (2)  you furnish us with acceptable evidence of insurability;

     (3)  you pay all past due Monthly Deduction Amounts;

     (4) you pay Premium Payments equaling the next three Monthly Deduction Amounts (subject to state law); and

     (5)  you pay the amount of any Outstanding Loan.

Upon reinstatement, the Policy's Contract Value, prior to applying any premiums or loan repayments will be the Contract Value at the end of the Grace Period. The effective date of the reinstated policy will be the Deduction Date on or following the date the application for reinstatement is approved by us. Unless it is specified otherwise, all amounts will be allocated based on the Fund allocation factors in effect at the start of the Grace Period.

                           FEDERAL TAX CONSIDERATIONS

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The effect of federal income taxes on the economic benefits provided under the Policy depends on a variety of factors, including but not limited to the tax status of the Policy Owner and the tax treatment of the Policy (whether it is a modified endowment contract). This tax treatment is highly complex. The following SUMMARY PROVIDES A GENERAL DESCRIPTION OF THE MATERIAL FEDERAL TAX CONSEQUENCES to the Policy Owner and Beneficiary of buying, holding and exchanging rights under the Policy. This discussion is only a brief general summary and does not purport to be complete or cover all situations and is not intended as tax or legal advice. This discussion is based upon the Company's understanding of the federal income tax laws as currently interpreted by the U.S. Treasury ("Treasury") and the Internal Revenue Service ("IRS"). The Company cannot guarantee that those laws or interpretations will remain unchanged.

IT SHOULD BE UNDERSTOOD THAT THIS IS NOT AN EXHAUSTIVE DISCUSSION OF ALL TAX QUESTIONS THAT MIGHT ARISE UNDER THE POLICIES. NO ATTEMPT HAS BEEN MADE TO ADDRESS ANY FEDERAL ESTATE TAX OR STATE AND LOCAL TAX CONSIDERATIONS THAT MAY ARISE IN CONNECTION WITH A POLICY. FOR COMPLETE INFORMATION, A QUALIFIED TAX OR LEGAL ADVISER SHOULD BE CONSULTED.

IRS Circular 230 Notice: The tax information contained herein is not intended to (and cannot) be used by anyone to avoid IRS penalties. It is intended to support the sale of the Policy. You should seek tax advice based on your particular circumstances from an independent tax adviser.

                      POTENTIAL BENEFITS OF LIFE INSURANCE

Life insurance, including the Policy, is a unique financial instrument with a number of potential tax advantages including:

     - INCOME TAX-FREE DEATH BENEFITS (e.g., the Death Benefit under the Policy, including the portion attributable to the increase in value based on the Investment Options, may pass to your Beneficiary free of income taxes if the requirements of IRC Section 101 are satisfied.)

     - INCOME TAX-FREE GROWTH OF CONTRACT VALUE (e.g., within the Policy, any increase in value based on the Investment Options may be tax-deferred until withdrawn, and as mentioned above, will not be subject to federal income taxes if paid as a Death Benefit.)

     - INCOME TAX-FREE ACCESS TO CONTRACT VALUE THROUGH LOANS AND/OR WITHDRAWALS (e.g., under certain circumstances, such as where you adhere to certain premium limits, a Policy Owner may access cash from the Policy through a withdrawal, up to the tax basis, or a loan without facing tax consequences.)

Whether and how these benefits may be utilized is largely governed by Sections 7702, 7702A, 817 and 101 of the Internal Revenue Code ("IRC" or the "CODE"). These federal tax laws were passed to ensure that the tax advantages of life insurance are not abused.

In sum, these federal tax laws, among numerous other things, establish the following:

     -    A definition of a life insurance contract.

     -    Diversification requirements for separate account assets.

     - Limitations on policy owner's control over the assets in a separate account.

     - Guidelines to determine the maximum amount of premium that may be paid into a policy.

     -    Limitations on withdrawals from a policy.

     - Qualification testing for all life insurance policies that have cash value features.

                            TAX STATUS OF THE POLICY

DEFINITION OF LIFE INSURANCE

In order for this Policy to offer some or all of the tax advantages described above, it must meet the definition of a life insurance contract under SECTION 7702 of the Code. Complying with either the cash value accumulation test or the guideline premium cash value corridor test set forth in IRC Section 7702 will satisfy this definition. Guidance as to how IRC Section 7702 is to be applied, however, is limited. If a Policy were determined not to be a life insurance contract for purposes of IRC Section 7702, such Policy would not provide the tax advantages normally described above. The insurance proceeds payable upon death of the insured under a Policy will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued.

The Company believes that it is reasonable to conclude that the Policy meets the IRC Section 7702 definition of a life insurance contract. The Company reserves the right to make changes in the Policy if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes.

DIVERSIFICATION

In addition to meeting the definition of a life insurance contract in IRC
Section 7702, to qualify as life insurance for federal income tax purposes, separate account investments (or the investments of a Fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must also be "adequately diversified" pursuant to SECTION 817(H) of the IRC.

The Separate Account, through the Funds, intends to comply with these requirements. Although the Company does not control the Funds, the Company intends to monitor the investments of the Funds to ensure compliance with the diversification requirements.

If Fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the Fund may fail the diversification requirement of Section 817(h) of the Code, which could have adverse tax consequences for variable policy contract owners, including losing the benefit of tax deferral.

INVESTOR CONTROL

In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their policy or contract rather than the insurance company. In those circumstances, a proportionate share of the income and gains from the separate account assets would be includable in the variable contract owner's gross income each year.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets IF THE CONTRACT OWNER POSSESSES INCIDENTS OF OWNERSHIP IN THOSE SEPARATE ACCOUNT ASSETS, such as the ability to exercise investment control over the assets. While we believe that the Policy does not give the Policy Owner investment control over the Separate Account assets, we reserve the right to modify the Policy as necessary to prevent a Policy Owner from being treated as the owner of the Separate Account assets supporting the Policy.

                        TAX TREATMENT OF POLICY BENEFITS

The remaining tax discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.

IN GENERAL

The Company believes that the DEATH BENEFIT UNDER THE POLICY WILL BE EXCLUDABLE FROM THE GROSS INCOME OF THE BENEFICIARY under IRC Section 101(a)(1), unless the Policy has been transferred for value and no exception to the transfer for value rules set forth in IRC Section 101 (a)(2) applies.

In the case of employer-owned life insurance as defined in IRC Section 101(j), the amount excludable from gross income is limited to premiums paid unless the policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated or recently employed. There are also exceptions for policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the policy. These rules apply to policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the death benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of Death Benefits, it is advisable to consult tax counsel.

In addition, the Policy Owner will generally not be deemed to be in constructive receipt of the Contract Value, including increments thereof, until there is a distribution. (See discussion of "Modified Endowment Contracts" below.) Depending on the circumstances, the exchange of one life insurance policy for another, a change in the policy's face amount, a change in the policy's death benefit option, a payment of an increased level of premiums, a policy loan, a partial or full surrender, a lapse with outstanding indebtedness, a change in ownership, or an assignment of the policy may have federal income tax consequences. In addition, such actions may have federal gift and estate, as well as state and local tax consequences that will depend upon the financial situation and other circumstances of each owner or beneficiary. You should consult your tax or legal adviser for further advice on all tax issues.

THE TAX CONSEQUENCES OF DISTRIBUTION FROM, AND LOANS TAKEN FROM OR SECURED BY, A POLICY DEPEND ON WHETHER THE POLICY IS CLASSIFIED AS A "MODIFIED ENDOWMENT CONTRACT."

MODIFIED ENDOWMENT CONTRACTS (MEC)

Special tax considerations apply to "Modified Endowment Contracts" (MEC). A MEC is defined under tax law as ANY POLICY THAT SATISFIES THE PRESENT DEFINITION OF A LIFE INSURANCE CONTRACT FOR FEDERAL TAX PURPOSES BUT WHICH FAILS TO SATISFY A 7-PAY TEST AS SET FORTH IN THE IRC SECTION 7702A. A contract fails to satisfy the 7-pay test if the cumulative amount of premiums paid under the contract at any time during the first seven contract years exceeds the sum of the net level premiums that would have been paid on or before such time had the contract provided for paid-up future benefits after the payment of seven level annual premiums. If a material change in the contract occurs either during the first seven contract years, or later, a new seven-year testing period is begun to determine whether the policy constitutes a MEC. A decrease to the Stated Amount of the Policy may cause a retest under the 7-pay test and could cause your Policy to become a MEC. Tax regulations or other guidance will be needed to fully define those transactions that are material changes.

Any POLICY ISSUED IN EXCHANGE FOR A MEC will be subject to the tax treatment accorded to MECs. However, the Company believes that any policy received in exchange for a life insurance contract that is not a MEC will generally not be treated as a MEC if the face amount of the policy is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the policy to become a MEC.

LOANS AND PARTIAL WITHDRAWALS from, as well as collateral assignments of, policies that are MECs will be treated as distributions to the policy owner for tax purposes. All pre-death distributions (including loans, partial withdrawals and collateral assignments) from MECs will be included in gross income on an income-first basis to the extent of any income in the policy (the contract value less the policy owner's investment in the policy) immediately before the distribution.

The law also imposes an additional 10% TAX ON PRE-DEATH DISTRIBUTIONS (including loans, collateral assignments, partial withdrawals and full surrenders) FROM MECS to the extent they are included in income, unless a specific exception to the penalty applies. The penalty does not apply to amounts which are distributed on or after the date on which the taxpayer attains age 59 1/2, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC (and therefore not taxable at the time of the distribution) could later become taxable as a distribution from a MEC if due to subsequent changes to the Policy, it later becomes a MEC.

For purpose of applying the MEC rules, all MECs that are issued by the Company (or its affiliates) to the same owner during any calendar year will be treated as one MEC contract for purposes of determining the amount includable in the owner's gross income at the time of a distribution from any such contract.

The death benefit of a MEC remains excludable from the gross income of the beneficiary to the extent described above in "Tax Treatment of Policy Benefits." Furthermore, no part of the investment growth of the Contract Value of a MEC is includable in the gross income of the owner unless the contract matures, is distributed or partially surrendered, is pledged, collaterally assigned, or borrowed against, or otherwise terminates with income in the contract prior to death. A full surrender of the MEC after age 59 1/2 will have the same tax consequences as life insurance policies generally as described above in the section entitled "Tax Treatment of Policy Benefits."

Due to the complexity of the MEC tax rules, a policy owner should consult a qualified tax or legal adviser as to the potential MEC consequences before taking any actions with respect to the Policy.

DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

Distributions from a policy that is not classified as a MEC are generally TREATED AS FIRST RECOVERING THE INVESTMENT IN THE POLICY (DESCRIBED BELOW) AND THEN, ONLY AFTER THE RETURN OF ALL SUCH INVESTMENT IN THE POLICY, AS DISTRIBUTING TAXABLE INCOME. An exception to this general rule occurs in the cases of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the policy in the first 15 years after the policy is issued and as a result of that action, a cash distribution to the owner is made by the Company in order for the policy to continue complying with the IRC
Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in IRC Section 7702.

Loans from, or secured by, a policy that is not a MEC are generally not treated as taxable distributions. Instead, such loans are generally treated as indebtedness of the owner. However, the tax consequences of some Policy loans are uncertain. You should consult a tax or legal adviser as to those consequences. Upon a full surrender or lapse of a policy that is not a MEC, or when benefits are paid at such a policy's maturity date, if the amount received plus the amount of indebtedness exceeds the total investment in the policy, the excess generally will be treated as ordinary income subject to tax.

Finally, neither distributions (including distributions upon surrender or lapse) nor loans from or secured by, a policy that is not a MEC, are subject to the 10 percent additional tax previously referred to above regardless of when they are made. Certain changes to the policy may cause the policy to become a MEC. Therefore, a policy owner should consult a tax or legal advisor before effecting any change to a policy that is not a modified endowment contract.

TREATMENT OF LOAN INTEREST

If there is any borrowing under which the Policy is pledged as security or otherwise serves as collateral, the interest paid on loans will generally not be tax deductible.

INVESTMENT IN THE POLICY

Investment in the policy means (i) the aggregate amount of any premiums or other consideration paid for a policy, minus (ii) the aggregate amount received under the Policy which is excluded from the gross income of the owner (except that the amount of any loan from, or secured by, a policy that is a MEC, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a policy that is a MEC to the extent that such amount is included in the gross income of the owner.

BUSINESS USES OF POLICY

Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. In the case of a business owned Policy, the provisions of IRC Section 101(j) may limit the amount of the Death Benefit excludable from gross income unless a specified exception applies and a notice and consent requirement is satisfied, as discussed above. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax or legal adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has recently issued new guidelines on split dollar arrangements. Furthermore there have been recent proposals to restrict the tax advantages of corporate owned life insurance that are currently under considerations by Congress. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax or legal adviser.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to policy owners since the Company is the owner of the assets from which the tax benefits are derived.

                            OTHER TAX CONSIDERATIONS

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The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each Policy Owner or Beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

                               INSURABLE INTEREST

The Policy Owner must have an insurable interest in the life of the Insured in order for the Policy to be valid under applicable state law and for the Policy to be treated as a life insurance policy for federal income tax purposes. State laws on this subject vary widely, but typically require that the Policy Owner have a lawful and substantial economic interest in the continued life of the person insured, which interest must exist at the time the insurance is procured, but not necessarily at the time of the Insured's death. If no recognized insurable interest exists in a given situation, the Policy may be deemed void as against public policy under the state law and not entitled to treatment as a life insurance contract for federal income tax purposes. It is the responsibility of the Policy Owner, not the Company, to determine the existence of insurable interest in the life of the Insured under applicable state law.

                           THE COMPANY'S INCOME TAXES

The Company is taxed as a life insurance company under federal income tax law. Presently, the Company does not expect to incur any income tax on the earnings or the realized capital gains retained to meet the Company's obligations under the Policy. Based on these expectations, no charge is being made currently to the income of the Separate Account for federal income taxes that may be attributable to the Separate Account. However, the Company may assess a charge against the Investment Options for federal income taxes in the event that the Company incurs income or other tax liability attributable to the Separate Account under future tax law.

Under present laws, the Company may incur state and local taxes in certain states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes (including such taxes), if any, attributable to the Separate Account.

                             ALTERNATIVE MINIMUM TAX

Please consult your tax or legal adviser for alternative minimum tax rules as they may impact your Policy.

                           DISTRIBUTION & COMPENSATION

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                                  DISTRIBUTION

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Company has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Policies (e.g., commissions payable to retail broker-dealers who sell the Policies). MLIDC does not retain any fees under the Policies; however, MLIDC may receive 12b-1 fees from the Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Policies but are exempt from registration. Applications for the Policy are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products. The Company intends to offer the Policy in all jurisdictions where it is licensed to do business and where the Policy is approved. The Policies are offered on a continuous basis.

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the Funds of the American Funds Insurance Series available under the Policy for services it provides in marketing the Fund's shares in connection with the Policy.

                                  COMPENSATION

Broker-dealers having selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Policies. Registered representatives who solicit sales of the Policy typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

Compensation paid on the Policies, as well as other incentives or payments, are not assessed as an additional direct charge to Policy owners or the Separate Account. Instead, you indirectly pay for sales and distribution expenses through overall charges and fees assessed under your Policy. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Policy may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or MLIDC may receive from the Funds.

Compensation is a factor in setting pricing under the Policies, and as disclosed in the "Modifications, Reserved Rights and Other Charges" sub-section of this prospectus, the Company has the ability to customize pricing in relation to the compensation payable to distributors for particular cases and the payments anticipated to be received for providing administrative, marketing and other support and services to the Funds.

We generally pay compensation as a percentage of Premium Payments invested in the Policy ("commissions"). In addition, we pay periodic asset-based commission based on all or a portion of the Contract Value. To the extent permitted by FINRA rules and other applicable laws and regulations, MLIDC may pay or allow other promotional incentives or payments in the form of cash or other compensation. The amount and timing of overall compensation, which includes both commissions and the additional compensation as outlined above, may vary depending on the selling and other agreements in place. The additional compensation or reimbursement we pay to certain broker-dealers may be paid in the form of flat fees. However, these payments may be represented as a percentage of expected premium payments. When these additional payments are taken into account, the amount of overall compensation, including both commissions and additional compensation as outlined below, is not expected to exceed 40% of the premium paid in the first Contract Year or 15% of premiums paid in Contract Years 2-4. After Contract Year 4, the maximum compensation will not exceed 10% of premiums paid plus 0.50% of the current Contract Value. The preceding expected maximum overall compensation rates are based on the assumption that the broker-dealers who have selling agreements with MLIDC will have clients that make a certain minimum amount of premium payments over the course of the year. If this assumption proves to be inaccurate, the actual overall compensation rates may be higher than the preceding expected maximum overall compensation rates.

SALE OF VARIABLE LIFE POLICIES BY ENTITIES HAVING OTHER CONTRACTUAL RELATIONSHIPS WITH THE COMPANY. The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more of the Funds which may be offered under the Policies. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers LLC and Met Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Policies.

SALE OF VARIABLE LIFE INSURANCE BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Policies through retail broker-dealers that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Policies is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Policies; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other product issued by non-affiliates.

MetLife registered representatives receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor in determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

PREFERRED DISTRIBUTION ARRANGEMENTS. The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on: aggregate, net or anticipated sales of the Policies; total assets attributable to sales of the Policies by registered representatives of the broker-dealer firm; the length of time that a Policy owner has owned the Policy; meeting certain sales thresholds; and/or actual or anticipated overhead expenses incurred by the broker-dealer firms in offering the Policies and other variable insurance products offered by the Company or its affiliates. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representative to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc., as well as with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates New England Securities Corporation, MetLife Securities, Inc. and Walnut Street Securities, Inc. See the Statement of Additional Information -- "UNDERWRITING AND DISTRIBUTION AGREEMENTS" for a list of the broker-dealer firms that received such compensation during 2007, as well as the range of additional compensation paid.

                            OTHER POLICY INFORMATION

--------------------------------------------------------------------------------

                              VALUATION AND PAYMENT

You may send your written requests for payment to our Administrative Office. We ordinarily pay any proceeds, loan amounts, or surrender or partial surrender proceeds in a lump sum within seven days after receipt at our Administrative Office of all the documents required for such a payment. Other than the Death Benefit proceeds, which we determine as of the date of the Insured's death, the amount we pay is as of the end of the Valuation Period during which our Administrative Office receives all required documents. We may pay our Death Benefit proceeds in a lump sum or under an optional payment plan.

               SUSPENSION OF VALUATION AND POSTPONEMENT OF PAYMENT

We reserve the right to suspend valuation and postpone payment of any surrender, partial surrender, policy loan, or death benefit proceeds that involves a determination of Contract Value in the Separate Account in any case whenever:

     (1) the New York Stock Exchange or any stock exchange in which an Investment Option invests is closed (except for customary weekend and holiday closings) or trading on the New York Stock Exchange or other stock exchange is restricted as determined by the SEC or equivalent authority; or

     (2) the SEC has determined that a state of emergency exists so that valuation of the assets in an Investment Option or disposal of securities is not reasonably practicable.

Allocations and transfers to, and deductions and transfers from, an Investment Option may be postponed as described in (1) and (2) above. We reserve the right to suspend or postpone the date of any payment of any benefit or values (including the payments of cash surrenders and policy loans) for up to six months when Contract Value is being withdrawn from the Fixed Account.

We may also withhold payment of proceeds, loan amounts, or surrenders or partial surrender proceeds if any portion of those proceeds would be derived from a Policy Owner's check or pre-authorized checking account deduction that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Policy Owner's check or pre-authorized checking account deduction has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Policy Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

                                POLICY STATEMENTS

We will maintain all records relating to the Separate Account, the Investment Options and the Fixed Account. At least once each Policy Year, we will send you a statement showing:

     -    the Contract Value, Stated Amount and Amount Insured;

     -    the date and amount of each Premium Payment;

     -    the date and amount of each Monthly Deduction;

     - the amount of any Outstanding Loan as of the date of the statement, and the amount of any loan interest charged on the Loan Account;

     -    the date and amount of any partial surrenders;

     -    the annualized cost of any Riders purchased under the Policy; and

     - a reconciliation since the last report of any change in Contract Value and Cash Surrender Value.

We will also send any other reports required by any applicable state or federal laws or regulations.

                LIMITS ON RIGHT TO CONTEST AND SUICIDE EXCLUSION

The Company may not contest the validity of the Policy after it has been in effect during the Insured's lifetime for two years from the Issue Date. Subject to state law, if the Policy is reinstated, the two-year period will be measured from the date of reinstatement. Each requested increase in Stated Amount is contestable for two years from its effective date (subject to state law). In addition, if the Insured commits suicide during the two-year period following issue while sane or insane (subject to state law) the Death Benefit will be limited to the premiums paid less (i) the amount of any partial surrender and
(ii) the amount of any Outstanding Loan. During the two-year period following an increase, the portion of the Death Benefit attributable to the increase in the case of suicide will be limited to an amount equal to the Deduction Amount paid for such increase (subject to state law) and if the policy is reinstated, the two year period will be measured from the date of reinstatement.

                         MISSTATEMENT AS TO SEX AND AGE

If there has been a misstatement with regard to sex or age, benefits payable will be adjusted to what the Policy would have provided with the corrected information. You may file proof of age at any time at our Administrative Office.

                                 POLICY CHANGES

At any time, we may make such changes to your Policy as are necessary to assure compliance with the definition of life insurance prescribed in the Code. We may amend your Policy to conform with any law or regulation issued by any government agency to which it is subject. Only our officers have the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms. Each endorsement, amendment, or rider must be signed by an officer of the Company to be valid. As required by law, we will notify you of any Policy changes.

Once the Policy is issued, you may make certain changes. Some of these changes will not require additional underwriting approval; some changes will. Certain requests must be made in writing, as indicated below:

WRITTEN CHANGES REQUIRING UNDERWRITING APPROVAL:

     -    increases in the Stated Amount of insurance

WRITTEN CHANGES NOT REQUIRING UNDERWRITING APPROVAL:

     -    decreases in the Stated Amount of insurance

     -    changing the Death Benefit option

     -    changes to the way your Premiums Payments are allocated

     -    changing the Beneficiary (unless irrevocably named)

Written requests for changes may be sent to the Company at our Administrative Office.

                     RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Policy Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Policy to government regulators.

                                LEGAL PROCEEDINGS

--------------------------------------------------------------------------------

In the ordinary course of business, the Company, similar to other insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect on the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the applicable Policy.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

The financial statements of each of the Investment Options of MetLife of CT Fund UL III for Variable Life Insurance included in this Prospectus have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The financial statements of the Separate Account, MetLife of CT Fund UL III for Variable Life Insurance, are attached to this prospectus. The financial statements of the Company are in the Statement of Additional Information. The financial statements of the Company should be considered only as bearing upon its ability to meet its obligations under the Policies.

                                   APPENDIX A

--------------------------------------------------------------------------------

                GLOSSARY OF TERMS USED THROUGHOUT THIS PROSPECTUS

ACCUMULATION UNIT -- a standard of measurement used to calculate the value of the Investment Options.

ADMINISTRATIVE OFFICE -- the administrative office of the Company located at Specialized Benefit Resources, 485-B Rt. One South, 4(th) Floor, Iselin, NJ 08830, or other location designated by the Company in writing.

AGE -- the Insured's age as of his or her last birthday on the Policy Date.

AMOUNT INSURED -- Under Option 1, the Amount Insured will be equal to the Stated Amount of the Policy or, if greater, a specified multiple of Contract Value (the "Minimum Amount Insured"). Under Option 2 the Amount Insured will be equal to the Stated Amount of the Policy plus the Contract Value (determined as of the date of the Insured's death) or, if greater, the Minimum Amount Insured. Under Option 3, the Amount Insured will generally be equal to the Stated Amount of the Policy, plus Premium Payments minus any partial surrender accumulated at the interest rate shown on the Policy Summary; or, if greater, the Minimum Amount Insured.

ANDESA SERVICES, INC. -- the third party administrator for this product, located at 3435 Winchester Road, Suite 401, Allentown, PA, 18104-2351.

BENEFICIARY (IES) -- the person(s) named to receive the Death Benefit of this Policy after the death of the Insured.

CASE -- a grouping of one or more Policies connected by a non-arbitrary factor. Every Policy issued will be part of a Case. Each Case will have one Policy Owner.

CASH SURRENDER VALUE -- the Contract Value less any Outstanding Loans.

CODE -- the Internal Revenue Code.

COMPANY (ISSUING COMPANY) -- MetLife Insurance Company of Connecticut

CONTRACT VALUE -- the sum of the accumulated value held in the Investment Options plus the Loan Account value and the Fixed Account value attributable to the Policy.

COST OF INSURANCE CHARGE -- a charge that reflects the anticipated mortality of the Insured.

COVERAGE AMOUNT -- the Amount Insured less the Contract Value.

DEATH BENEFIT -- the amount payable to the Beneficiary if this Policy is in force upon the death of the Insured.

DEDUCTION DATE (OR DAY) -- the day in each Policy Month on which the Monthly Deduction Amount is deducted from the Policy's Contract Value.

FIXED ACCOUNT -- part of the General Account of the Company.

FUND -- see Mutual Fund.

GENERAL ACCOUNT -- an account that consists of the Company's assets other than those held in any separate account.

HOME OFFICE -- the home office of the Company located at One Cityplace, 185 Asylum Street, Hartford, Connecticut 06103-3415.

INITIAL PREMIUM PAYMENT -- the first Premium Payment made under the Policy.

INSURANCE COMPANY -- MetLife Insurance Company of Connecticut.

INSURANCE RISK -- is equal to the Coverage Amount.

INSURED -- the person whose life is insured under the Policy.

INVESTMENT OPTIONS -- the segments of the Separate Account to which you may allocate Premium Payments or Contract Value. Each Investment Option invests directly in a corresponding Mutual Fund.

INVESTMENT OPTION DEDUCTION -- the charge we deduct from each Investment Option to cover our mortality and expenses risk charges and administrative charges. It is shown on the Policy Summary.

ISSUE DATE -- the date on which the Company issues the Policy for delivery to the Policy Owner.

ISSUING COMPANY -- MetLife Insurance Company of Connecticut.

LOAN ACCOUNT -- an account in the Company's General Account to which we transfer the amount of any Policy Loan, and to which we credit a fixed rate of interest.

MATURITY BENEFIT -- an amount equal to the Policy's Contract Value, less any Outstanding Loan or unpaid Monthly Deduction Amount or amounts payable to an assignee, payable to the Policy Owner if the Insured is living on the Maturity Date.

MATURITY DATE -- the anniversary of the Policy Date on which the Insured is age 100.

MINIMUM AMOUNT INSURED -- the amount of Death Benefit required for this Policy to qualify as life insurance under federal tax law. It is a stated percentage of Contract Value determined as of the first day of the Policy Month and is shown in the Policy Summary.

MONTHLY DEDUCTION AMOUNT -- the amount of charges deducted from the Policy's Contract Value, which includes cost of insurance charges, administrative charges, and any charges for benefits associated with any Rider(s).

MUTUAL FUND (OR FUND) -- a registered open-end management investment company or a series thereof that corresponds to an Investment Option. Each Investment Option invests directly in a Mutual Fund of the same name.

NET AMOUNT AT RISK (Coverage Amount) -- the Death Benefit minus the Contract Value at the beginning of each Policy Month.

NET PREMIUM PAYMENT -- the amount of each Premium Payment, minus the deduction of any sales expense charges, Premium Taxes or Deferred Acquisition Cost Charges as shown on the Policy Summary.

OUTSTANDING LOAN -- the amount owed the Company as a result of policy loans including both principal and accrued interest.

PLANNED PREMIUM -- the amount of premium which the Policy Owner chooses to pay to the Company on a scheduled basis, and for which the Company will bill the Policy Owner.

POLICY --Corporate Owned Variable Universal Life Insurance, a corporate owned variable flexible premium life insurance policy.

POLICY ANNIVERSARY -- an anniversary of the Policy Date.

POLICY DATE -- the date from which we begin charging the Monthly Deduction Amount and used to determine administrative transactions on the Policy (e.g. Deduction Days, Policy Years) -- shown on the Policy Summary.

POLICY MONTH -- twelve one-month periods during the Policy Year, each of which begins on the Policy Date or the Deduction Day.

POLICY OWNER(S) (YOU, YOUR OR OWNER) -- the person(s) having rights to benefits under the Policy during the lifetime of the Insured; the Policy Owner may or may not be the Insured.

POLICY YEARS -- each successive twelve-month period; the first beginning with the Policy Date.

PREMIUM PAYMENT -- the amounts you send us to be applied to your Policy.

RIDERS -- supplemental insurance benefits offered under the Policy.

SEPARATE ACCOUNT -- assets set aside by the Company, the investment performance of which is kept separate from that of other assets of the Company.

STATED AMOUNT -- the amount selected by the Policy Owner used to determine the Death Benefit, which may be increased or decreased as described in the Policy.

UNDERWRITING PERIOD -- the time period from when we receive a completed application until the Issue Date.

VALUATION DATE -- a day on which the Separate Account is valued. A Valuation Date is any day on which the New York Stock Exchange is open for trading. The value of Accumulation Units will be determined as of the close of trading on the New York Stock Exchange.

VALUATION PERIOD -- the period between the close of business on successive Valuation Dates.

WE, US, OUR -- MetLife Insurance Company of Connecticut.

YOU, YOUR -- the owner(s) of the Policy.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------

                     ADDITIONAL INFORMATION REGARDING FUNDS

Some of the Funds listed below were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Funds, and, where applicable, the former name and new name of the trust of which the Fund is part.

FUND NAME CHANGES

                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Neuberger Berman Real Estate                   Clarion Global Real Estate
     Portfolio -- Class A                           Portfolio -- Class A


FUND MERGERS/REORGANIZATIONS
The following former Funds were merged with and into the new Funds.

                 FORMER FUND                                      NEW FUND
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Batterymarch Mid-Cap Stock                     Lazard Mid Cap Portfolio -- Class A
     Portfolio -- Class A


FUND SUBSTITUTIONS
The following new Funds were substituted for the former Funds.

                 FORMER FUND                                      NEW FUND
---------------------------------------------  ---------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST      METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Government        Western Asset Management U.S. Government
     Portfolio -- Class I                           Portfolio -- Class A

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

                   TARGET PREMIUM PER $1,000 OF STATED AMOUNT

      ALL UNDERWRITING CLASSES STANDARD AND PREFERRED SMOKER AND NON-SMOKER

                  FOR POLICIES WITH AN ISSUE DATE BEFORE 1/1/09

AGE       MALE        FEMALE       UNISEX
---    ---------    ---------    ---------
 20     25.49885     21.35312     24.67777
 21     26.25533     22.05852     25.42278
 22     27.04281     22.79038     26.19845
 23     27.86586     23.54970     27.00937
 24     28.72917     24.33773     27.85695
 25     29.63486     25.15422     28.74463
 26     30.58643     26.00205     29.67441
 27     31.58335     26.88113     30.64690
 28     32.62452     27.79141     31.66258
 29     33.71079     28.73438     32.72066
 30     34.84316     29.71150     33.82174
 31     36.02088     30.72326     34.96677
 32     37.24380     31.77143     36.15529
 33     38.51130     32.85823     37.38654
 34     39.82501     33.98300     38.66183
 35     41.18470     35.14808     39.98270
 36     42.59063     36.35310     41.34755
 37     44.04142     37.59596     42.75638
 38     45.53736     38.87592     44.20922
 39     47.07884     40.19069     45.70492
 40     48.66485     41.53957     47.24193
 41     50.29448     42.92135     48.82045
 42     51.96862     44.33684     50.44101
 43     53.68801     45.78699     52.10416
 44     55.45241     47.27608     53.81251
 45     57.26368     48.80417     55.56579
 46     59.12431     50.37449     57.36606
 47     61.03580     51.99103     59.21574
 48     63.00258     53.65371     61.11856
 49     65.02827     55.36365     63.07747
 50     67.11449     57.12257     65.09434
 51     69.26320     58.93024     67.16829
 52     71.47047     60.78640     69.29887
 53     73.73607     62.68726     71.48414
 54     76.05516     64.63067     73.71929
 55     78.42689     66.61974     76.00345
 56     80.85354     68.65902     78.34017
 57     83.34160     70.75893     80.73560

AGE       MALE        FEMALE       UNISEX
---    ---------    ---------    ---------
 58     85.90006     72.93427     83.20014
 59     88.53960     75.19989     85.74576
 60     91.26869     77.56483     88.37912
 61     94.09169     80.03119     91.10324
 62     97.00755     82.59477     93.91915
 63    100.01297     85.23864     96.81869
 64    103.10493     87.94870     99.79450
 65    106.28342     90.71791    102.84656
 66    109.56101     93.55528    105.98510
 67    112.96034     96.48236    109.23156
 68    116.51614     99.53950    112.62104
 69    120.26554    102.77254    116.19089
 70    124.23658    106.21512    119.96965
 71    128.44465    109.89099    123.97439
 72    132.88796    113.80393    128.20151
 73    137.54435    117.93734    132.63054
 74    142.38323    122.27404    137.23573
 75    147.39278    126.80803    142.00609
 76    152.58944    131.55967    146.95678
 77    158.02373    136.57999    152.13912
 78    163.78802    141.95257    157.64536
 79    169.99253    147.77602    163.58178
 80    176.72991    154.13846    170.04077

                   TARGET PREMIUM PER $1,000 OF STATED AMOUNT

      ALL UNDERWRITING CLASSES STANDARD AND PREFERRED SMOKER AND NON-SMOKER

               FOR POLICIES WITH AN ISSUE DATE ON OR AFTER 1/1/09

                          (IF AVAILABLE IN YOUR STATE)

AGE       MALE        FEMALE       UNISEX
---    ---------    ---------    ---------
 20     20.75046     17.76811     20.15660
 21     21.43931     18.41151     20.83692
 22     22.15540     19.07822     21.54229
 23     22.89985     19.77061     22.27547
 24     23.67203     20.49002     23.03759
 25     24.47303     21.23587     23.82807
 26     25.30237     22.00956     24.64648
 27     26.15803     22.81058     25.49061
 28     27.04391     23.64019     26.36478
 29     27.96810     24.49974     27.27515
 30     28.93223     25.39050     28.22519
 31     29.93846     26.31420     29.21513
 32     30.98879     27.26929     30.24699
 33     32.08244     28.25862     31.31966
 34     33.21998     29.28066     32.43372
 35     34.40231     30.33542     33.58984
 36     35.62875     31.42269     34.78864
 37     36.89887     32.54581     36.02937
 38     38.21380     33.70666     37.31331
 39     39.57333     34.90869     38.64156
 40     40.98082     36.15456     40.01542
 41     42.43483     37.44393     41.43655
 42     43.93497     38.77792     42.90320
 43     45.47934     40.15795     44.41354
 44     47.06408     41.58437     45.96532
 45     48.68721     43.05748     47.55816
 46     50.35153     44.57635     49.19205
 47     52.05909     46.14015     50.86933
 48     53.82129     47.74978     52.60081
 49     55.65264     49.40329     54.39601
 50     57.55331     51.10045     56.25603
 51     59.52395     52.84293     58.18077
 52     61.56006     54.62786     60.16500
 53     63.65497     56.45561     62.20607
 54     65.80535     58.32662     64.29880
 55     68.00239     60.24140     66.43654
 56     70.24448     62.19765     68.61843
 57     72.53540     64.19326     70.84671
 58     74.89684     66.22932     73.13829
 59     77.34745     68.30904     75.50944
 60     79.88828     70.43886     77.96041

AGE       MALE        FEMALE       UNISEX
---    ---------    ---------    ---------
 61     82.50695     72.62267     80.48453
 62     85.18613     74.86294     83.06646
 63     87.90817     77.16453     85.69409
 64     90.67166     79.53113     88.36535
 65     93.48089     81.96817     91.08574
 66     96.35338     84.48046     93.86943
 67     99.31975     87.07340     96.74203
 68    102.40600     89.75142     99.72414
 69    105.64164     92.52270    102.84177
 70    109.04977     95.39222    106.11045
 71    112.63969     98.36063    109.53631
 72    116.38886    101.42742    113.10176
 73    120.28963    104.60168    116.80131
 74    124.39784    107.89189    120.67888
 75    128.76831    111.31764    124.77812
 76    133.45523    114.90649    129.14242
 77    138.49658    118.69317    133.80624
 78    143.89584    122.71355    138.77520
 79    149.64681    127.01309    144.04965
 80    155.77273    131.63730    149.65179

                                   APPENDIX D

--------------------------------------------------------------------------------

                      CASH VALUE ACCUMULATION TEST FACTORS

                  FOR POLICIES WITH AN ISSUE DATE BEFORE 1/1/09

ATTAINED AGE      MALE       FEMALE      UNISEX
------------    --------    --------    --------
     20         650.382%    752.585%    652.354%
     21         631.595%    728.564%    633.208%
     22         613.140%    705.215%    614.420%
     23         594.964%    682.528%    595.936%
     24         577.030%    660.486%    577.772%
     25         559.356%    639.105%    559.912%
     26         541.942%    618.334%    542.370%
     27         524.848%    598.185%    525.182%
     28         508.131%    578.667%    508.379%
     29         491.793%    559.756%    492.001%
     30         475.888%    541.434%    476.063%
     31         460.427%    523.698%    460.573%
     32         445.428%    506.528%    445.551%
     33         430.905%    489.902%    431.013%
     34         416.851%    473.833%    416.951%
     35         403.270%    458.298%    403.356%
     36         390.162%    443.304%    390.241%
     37         377.531%    428.865%    377.601%
     38         365.369%    414.977%    365.429%
     39         353.664%    401.642%    353.723%
     40         342.412%    388.845%    342.478%
     41         331.603%    376.570%    331.677%
     42         321.219%    364.789%    321.303%
     43         311.242%    353.475%    311.338%
     44         301.660%    342.586%    301.758%
     45         292.453%    332.107%    292.551%
     46         283.601%    322.011%    283.699%
     47         275.092%    312.271%    275.185%
     48         266.906%    302.881%    266.992%
     49         259.029%    293.830%    259.107%
     50         251.455%    285.103%    251.520%
     51         244.174%    276.692%    244.229%
     52         237.189%    268.587%    237.227%
     53         230.493%    260.787%    230.511%
     54         224.084%    253.281%    224.084%
     55         217.953%    246.049%    217.953%
     56         212.086%    239.072%    212.086%
     57         206.467%    232.323%    206.467%
     58         201.081%    225.780%    201.081%
     59         195.912%    219.426%    195.912%
     60         190.952%    213.258%    190.952%

ATTAINED AGE      MALE       FEMALE      UNISEX
------------    --------    --------    --------
     61         186.198%    207.286%    186.198%
     62         181.649%    201.522%    181.649%
     63         177.304%    195.985%    177.304%
     64         173.162%    190.686%    173.162%
     65         169.217%    185.621%    169.217%
     66         165.459%    180.774%    165.459%
     67         161.873%    176.122%    161.873%
     68         158.445%    171.640%    158.445%
     69         155.165%    167.310%    155.165%
     70         152.031%    163.129%    152.031%
     71         149.042%    159.103%    149.042%
     72         146.204%    155.248%    146.204%
     73         143.525%    151.581%    143.525%
     74         141.009%    148.115%    141.009%
     75         144.354%    144.850%    144.354%
     76         142.053%    142.053%    142.053%
     77         139.890%    139.890%    139.890%
     78         137.843%    137.843%    137.843%
     79         135.897%    135.897%    135.897%
     80         134.309%    134.309%    134.309%
     81         132.542%    132.542%    132.542%
     82         130.872%    130.872%    130.872%
     83         129.306%    129.306%    129.306%
     84         127.850%    127.850%    127.850%
     85         121.504%    121.504%    121.504%
     86         120.301%    120.301%    120.301%
     87         119.177%    119.177%    119.177%
     88         118.113%    118.113%    118.113%
     89         117.090%    117.090%    117.090%
     90         116.088%    116.088%    116.088%
     91         115.082%    115.082%    115.082%
     92         114.047%    114.047%    114.047%
     93         112.952%    112.952%    112.952%
     94         111.772%    111.772%    111.772%
     95         110.499%    110.499%    110.499%
     96         109.159%    109.159%    109.159%
     97         107.842%    107.842%    107.842%
     98         106.841%    106.841%    106.841%
     99         105.914%    105.914%    105.914%

                      CASH VALUE ACCUMULATION TEST FACTORS

               FOR POLICIES WITH AN ISSUE DATE ON OR AFTER 1/1/09

                          (IF AVAILABLE IN YOUR STATE)

ATTAINED AGE      MALE       FEMALE      UNISEX
------------    --------    --------    --------
     20         796.856%    902.894%    796.856%
     21         770.878%    871.381%    770.878%
     22         745.677%    840.968%    745.677%
     23         721.181%    811.562%    721.181%
     24         697.376%    783.122%    697.376%
     25         674.290%    755.675%    674.290%
     26         651.938%    729.176%    651.938%
     27         630.362%    703.635%    630.362%
     28         609.463%    679.010%    609.463%
     29         589.127%    655.262%    589.127%
     30         569.320%    632.357%    569.320%
     31         550.066%    610.257%    550.066%
     32         531.358%    588.984%    531.358%
     33         513.231%    568.474%    513.231%
     34         495.687%    548.742%    495.687%
     35         478.726%    529.769%    478.726%
     36         462.344%    511.538%    462.344%
     37         446.549%    493.984%    446.549%
     38         431.325%    477.072%    431.325%
     39         416.657%    460.756%    416.657%
     40         402.531%    445.006%    402.531%
     41         388.928%    429.826%    388.928%
     42         375.852%    415.200%    375.852%
     43         363.297%    401.115%    363.297%
     44         351.258%    387.562%    351.258%
     45         339.716%    374.532%    339.716%
     46         328.651%    362.023%    328.651%
     47         318.032%    350.027%    318.032%
     48         307.803%    338.525%    307.803%
     49         297.926%    327.511%    297.926%
     50         288.403%    316.969%    288.403%
     51         279.237%    306.875%    279.237%
     52         270.441%    297.224%    270.441%
     53         262.012%    287.995%    262.012%
     54         253.952%    279.168%    253.952%
     55         246.259%    270.721%    246.259%
     56         238.921%    262.644%    238.921%
     57         231.917%    254.922%    231.917%
     58         225.204%    247.535%    225.204%
     59         218.752%    240.457%    218.752%
     60         212.561%    233.663%    212.561%

ATTAINED AGE      MALE       FEMALE      UNISEX
------------    --------    --------    --------
     61         206.635%    227.134%    206.635%
     62         200.988%    220.859%    200.988%
     63         195.616%    214.823%    195.616%
     64         190.506%    209.017%    190.506%
     65         185.637%    203.431%    185.637%
     66         180.985%    198.056%    180.985%
     67         176.526%    192.887%    176.526%
     68         172.243%    187.918%    172.243%
     69         168.122%    183.143%    168.122%
     70         164.158%    178.556%    164.158%
     71         160.357%    174.158%    160.357%
     72         156.733%    169.949%    156.733%
     73         153.291%    165.919%    153.291%
     74         150.012%    162.063%    150.012%
     75         146.885%    158.372%    146.885%
     76         155.141%    155.141%    155.141%
     77         152.556%    152.556%    152.556%
     78         150.067%    150.067%    150.067%
     79         147.665%    147.665%    147.665%
     80         145.630%    145.630%    145.630%
     81         143.404%    143.404%    143.404%
     82         141.307%    141.307%    141.307%
     83         139.321%    139.321%    139.321%
     84         137.428%    137.428%    137.428%
     85         130.271%    130.271%    130.271%
     86         128.604%    128.604%    128.604%
     87         127.012%    127.012%    127.012%
     88         125.528%    125.528%    125.528%
     89         124.135%    124.135%    124.135%
     90         122.791%    122.791%    122.791%
     91         121.378%    121.378%    121.378%
     92         119.851%    119.851%    119.851%
     93         118.274%    118.274%    118.274%
     94         116.681%    116.681%    116.681%
     95         115.085%    115.085%    115.085%
     96         113.438%    113.438%    113.438%
     97         111.634%    111.634%    111.634%
     98         109.478%    109.478%    109.478%
     99         106.779%    106.779%    106.779%

                                   APPENDIX E

--------------------------------------------------------------------------------

                           HYPOTHETICAL ILLUSTRATIONS

The tables in this Appendix are hypothetical illustrations that are intended to illustrate how the Policy's Contract Value, Cash Surrender Value and Death Benefit change over time based on a representative Insured's age and rating classification as well as a representative Premium Payment pattern. Each illustration assumes that all Premium Payments are invested in the Investment Options and corresponding Funds, and none is invested in the Fixed Account. Each illustration assumes gross rates of returns for the Funds, before deduction of Fund charges, of 0%, 6% and 10%. Each illustration shows Death Benefit Option 1, the Level Option.

The first and second table (one for Policies with an Issue Date before 1/1/09 and one for Policies with an Issue Date on or after 1/1/09) assume that the maximum Guaranteed Cost of Insurance Rates and Policy Administrative Expense charge allowable under the Policy are charged in all years. These tables also reflect the deduction of an arithmetic average of Fund expenses and the maximum guaranteed (i) Front-End Sales Expense Charges and (ii) Mortality and Expense Risk Charge.

The third and fourth tables (one for Policies with an Issue Date before 1/1/09 and one for Policies with an Issue Date after 1/1/09) assume that the current Cost of Insurance Rates and Policy Administrative Expense charge are charged in all years. These tables also reflect the deduction of an arithmetic average of Fund expenses and the maximum guaranteed (i) Front-End Sales Expense Charges and
(ii) Mortality and Expense Risk Charge.

The Cost of Insurance Rates charged varies by age, sex and underwriting classification. The Policy Administrative Expense Charge is a flat dollar amount. Both charges are deducted monthly on a pro rata basis from each of the Investment Options.

The Mortality and Expense risk charge is deducted daily from the unloaned portion of the Cash Value.

The values also reflect the deduction from Premium Payments of the Front-End Sales Expense Charge.

The charge for Fund expenses reflected in the illustrations assumes that Cash Value is allocated equally among all Investment Options and is an arithmetic average of investment advisory fees and other expenses charged by each of the available Funds during the most recent calendar year. The Fund expenses used do not reflect any expense reimbursement or fee waiver arrangements that may be in effect (and may be shown in the prospectus -- Fund Charges and Expenses). If the expense reimbursement or fee waiver arrangements were reflected, values shown in the illustrations may be higher. The actual charges under a Policy for expenses of the Funds will vary from year to year and will depend on the actual allocation of Cash Value and may be higher or lower than those illustrated.

After deduction of the Fund expenses and Mortality and Expense Risk Charge, the illustrated gross annual investment rates of return of 0%, 6% and 10% correspond to approximate net annual rates of -1.33%, 4.67% and 8.67%, respectively, on a current basis, and to approximate net annual rates of -1.53%, 4.47%, and 8.47%, respectively, on a guaranteed basis. These approximate net annual rates of return do not reflect the deduction of the cost of Insurance Charge and the Policy Administrative Expense Charge.

The illustrations do not reflect any charges for federal income taxes against the Separate Account since the Company is not currently deducting such charges from Fund UL III. However, such charges may be made in the future, and in that event, the gross annual investment rates of return would have to exceed 0%, 6% and 10% by an amount sufficient to cover the tax charges in order to produce the Death Benefits, Contract Values and Cash Surrender Values illustrated.

Policy values would be different (either higher or lower) from the illustrated amounts in certain circumstances. For example, illustrated amounts would be different where actual gross rates of return averaged 0%, 6%, or 10%, but (i) the rates of return varied above and below these averages during the period,
(ii) Premium Payments were paid in other amounts or at other than annual intervals, or (iii) cash values were allocated differently among individual Investment Options with varying rates of return. They would also differ if a policy loan or partial withdrawal were made during the period of time illustrated, if the Insured were female or in another rating classification, if a different Death Benefit Option had been selected, or if the Policies were issued in situations where distinctions between male and female Insureds are not permitted. If actual gross rates of return on the Funds are higher or lower than those assumed in these illustrations, and/or if the actual current charges are higher or lower than those assumed in these illustrations, the actual results (Death Benefit, Contract Value, and Cash Surrender Value) will differ from the illustrated results.

Where required by law or upon request, the Company, through its agent, will provide you a personalized illustration based upon the proposed Insured's age, sex, underwriting classification, the specified insurance benefits, and the premium requested. The illustration will show the weighted average Fund expenses, arithmetic average Fund expenses and/or the actual Fund expenses depending on what you request. An explanation of how the Fund expenses are calculated will appear on the illustration. The hypothetical gross annual investment return assumed in such an illustration would not exceed 10%.

                CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE
                 FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE POLICY
                           LEVEL DEATH BENEFIT OPTION
HYPOTHETICAL ILLUSTRATION WITH GUARANTEED CHARGES FOR POLICIES WITH AN ISSUE
                             DATE BEFORE 01/01/2009

MALE ISSUE AGE 46                                                                  TOTAL FACE AMOUNT:            492,752
GUARANTEED ISSUE, NON-SMOKER                                                       BASE FACE AMOUNT:             492,752
ANNUAL PREMIUM: $23,220                                                            TERM FACE AMOUNT:                   0



      ANNUAL       TOTAL                   0%                          6%                            10%
     PREMIUM     PREMIUMS     CONTRACT SURRENDER   DEATH  CONTRACT SURRENDER   DEATH   CONTRACT   SURRENDER    DEATH
YEAR  OUTLAY WITH 5% INTEREST   VALUE    VALUE    BENEFIT   VALUE    VALUE    BENEFIT    VALUE      VALUE     BENEFIT
---- ------- ---------------- -------- --------- -------- -------- --------- -------- ---------- ---------- ----------
  1  $23,220       $24,381     $17,580   $17,580 $492,752  $18,727   $18,727 $492,752    $19,492    $19,492   $492,752
  2  $23,220       $49,981     $34,777   $34,777 $492,752  $38,182   $38,182 $492,752    $40,530    $40,530   $492,752
  3  $23,220       $76,861     $51,595   $51,595 $492,752  $58,403   $58,403 $492,752    $63,257    $63,257   $492,752
  4  $23,220      $105,085     $68,033   $68,033 $492,752  $79,427   $79,427 $492,752    $87,824    $87,824   $492,752
  5  $23,220      $134,720     $84,088   $84,088 $492,752 $101,293  $101,293 $492,752   $114,404   $114,404   $492,752
  6  $23,220      $165,837     $99,748   $99,748 $492,752 $124,037  $124,037 $492,752   $143,177   $143,177   $492,752
  7  $23,220      $198,510    $115,010  $115,010 $492,752 $147,706  $147,706 $492,752   $174,360   $174,360   $492,752
  8       $0      $208,436    $109,575  $109,575 $492,752 $150,829  $150,829 $492,752   $185,843   $185,843   $492,752
  9       $0      $218,858    $103,841  $103,841 $492,752 $153,808  $153,808 $492,752   $198,122   $198,122   $492,752
 10       $0      $229,800     $97,770   $97,770 $492,752 $156,617  $156,617 $492,752   $211,274   $211,274   $492,752
 15       $0      $293,290     $60,989   $60,989 $492,752 $167,093  $167,093 $492,752   $292,745   $292,745   $545,085
 20       $0      $374,321      $6,007    $6,007 $492,752 $165,922  $165,922 $492,752   $401,715   $401,715   $664,671
 25       $0      $477,739          $0        $0       $0 $138,619  $138,619 $492,752   $542,817   $542,817   $809,025
 30       $0      $609,729          $0        $0       $0  $46,694   $46,694 $492,752   $716,550   $716,550 $1,017,884
 35       $0      $778,186          $0        $0       $0       $0        $0       $0   $905,854   $905,854 $1,200,640
 40       $0      $993,184          $0        $0       $0       $0        $0       $0 $1,114,670 $1,114,670 $1,340,964
 45       $0    $1,267,583          $0        $0       $0       $0        $0       $0 $1,377,034 $1,377,034 $1,584,725
 50       $0    $1,617,793          $0        $0       $0       $0        $0       $0 $1,685,699 $1,685,699 $1,840,093
 54       $0    $1,966,437          $0        $0       $0       $0        $0       $0 $1,794,904 $1,794,904 $1,917,698


These hypothetical rates of returns are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 10% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

                CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE
                 FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE POLICY
                           LEVEL DEATH BENEFIT OPTION
HYPOTHETICAL ILLUSTRATION WITH GUARANTEED CHARGES FOR POLICIES WITH AN ISSUE
                                DATE ON OR AFTER
                                   01/01/2009

MALE ISSUE AGE 46                                                                  TOTAL FACE AMOUNT:            561,182
GUARANTEED ISSUE, NON-SMOKER                                                       BASE FACE AMOUNT:             561,182
ANNUAL PREMIUM: $23,220                                                            TERM FACE AMOUNT:                   0



      ANNUAL       TOTAL                   0%                          6%                            10%
     PREMIUM     PREMIUMS     CONTRACT SURRENDER   DEATH  CONTRACT SURRENDER   DEATH   CONTRACT   SURRENDER    DEATH
YEAR  OUTLAY WITH 5% INTEREST   VALUE    VALUE    BENEFIT   VALUE    VALUE    BENEFIT    VALUE      VALUE     BENEFIT
---- ------- ---------------- -------- --------- -------- -------- --------- -------- ---------- ---------- ----------
  1  $23,220       $24,381     $18,358   $18,358 $561,182  $19,528   $19,528 $561,182    $20,310    $20,310   $561,182
  2  $23,220       $49,981     $36,357   $36,357 $561,182  $39,855   $39,855 $561,182    $42,267    $42,267   $561,182
  3  $23,220       $76,861     $54,036   $54,036 $561,182  $61,053   $61,053 $561,182    $66,051    $66,051   $561,182
  4  $23,220      $105,085     $71,380   $71,380 $561,182  $83,144   $83,144 $561,182    $91,806    $91,806   $561,182
  5  $23,220      $134,720     $88,376   $88,376 $561,182 $106,159  $106,159 $561,182   $119,693   $119,693   $561,182
  6  $23,220      $165,837    $105,004  $105,004 $561,182 $130,118  $130,118 $561,182   $149,879   $149,879   $561,182
  7  $23,220      $198,510    $121,239  $121,239 $561,182 $155,046  $155,046 $561,182   $182,555   $182,555   $561,182
  8       $0      $208,436    $116,866  $116,866 $561,182 $159,549  $159,549 $561,182   $195,685   $195,685   $561,182
  9       $0      $218,858    $112,266  $112,266 $561,182 $164,019  $164,019 $561,182   $209,756   $209,756   $561,182
 10       $0      $229,800    $107,405  $107,405 $561,182 $168,430  $168,430 $561,182   $224,844   $224,844   $561,182
 15       $0      $293,290     $78,673   $78,673 $561,182 $189,454  $189,454 $561,182   $317,886   $317,886   $656,866
 20       $0      $374,321     $36,504   $36,504 $561,182 $204,671  $204,671 $561,182   $443,506   $443,506   $802,681
 25       $0      $477,739          $0        $0       $0 $207,597  $207,597 $561,182   $611,038   $611,038   $979,841
 30       $0      $609,729          $0        $0       $0 $181,942  $181,942 $561,182   $830,136   $830,136 $1,287,878
 35       $0      $778,186          $0        $0       $0  $79,982   $79,982 $561,182 $1,068,400 $1,068,400 $1,532,132
 40       $0      $993,184          $0        $0       $0       $0        $0       $0 $1,316,270 $1,316,270 $1,692,772
 45       $0    $1,267,583          $0        $0       $0       $0        $0       $0 $1,585,325 $1,585,325 $1,924,242
 50       $0    $1,617,793          $0        $0       $0       $0        $0       $0 $1,878,696 $1,878,696 $2,131,147
 54       $0    $1,966,437          $0        $0       $0       $0        $0       $0 $2,036,813 $2,036,813 $2,229,864


These hypothetical rates of returns are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 10% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

                CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE
                 FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE POLICY
                           LEVEL DEATH BENEFIT OPTION
HYPOTHETICAL ILLUSTRATION WITH CURRENT CHARGES FOR POLICIES WITH AN ISSUE DATE
                                BEFORE 01/01/2009

MALE ISSUE AGE 46                                                                  TOTAL FACE AMOUNT:            492,752
GUARANTEED ISSUE, NON-SMOKER                                                       BASE FACE AMOUNT:             492,752
ANNUAL PREMIUM: $23,220                                                            TERM FACE AMOUNT:                   0



      ANNUAL       TOTAL                   0%                          6%                            10%
     PREMIUM     PREMIUMS     CONTRACT SURRENDER   DEATH  CONTRACT SURRENDER   DEATH   CONTRACT   SURRENDER    DEATH
YEAR  OUTLAY WITH 5% INTEREST   VALUE    VALUE    BENEFIT   VALUE    VALUE    BENEFIT    VALUE      VALUE     BENEFIT
---- ------- ---------------- -------- --------- -------- -------- --------- -------- ---------- ---------- ----------
  1  $23,220       $24,381     $20,637   $20,637 $492,752  $21,912   $21,912 $492,752    $22,762    $22,762   $492,752
  2  $23,220       $49,981     $39,973   $39,973 $492,752  $43,795   $43,795 $492,752    $46,429    $46,429   $492,752
  3  $23,220       $76,861     $58,919   $58,919 $492,752  $66,577   $66,577 $492,752    $72,034    $72,034   $492,752
  4  $23,220      $105,085     $77,550   $77,550 $492,752  $90,382   $90,382 $492,752    $99,832    $99,832   $492,752
  5  $23,220      $134,720     $96,066   $96,066 $492,752 $115,486  $115,486 $492,752   $130,274   $130,274   $492,752
  6  $23,220      $165,837    $114,415  $114,415 $492,752 $141,896  $141,896 $492,752   $163,533   $163,533   $492,752
  7  $23,220      $198,510    $132,568  $132,568 $492,752 $169,656  $169,656 $492,752   $199,853   $199,853   $492,752
  8       $0      $208,436    $128,901  $128,901 $492,752 $175,930  $175,930 $492,752   $215,763   $215,763   $492,752
  9       $0      $218,858    $125,106  $125,106 $492,752 $182,418  $182,418 $492,752   $233,047   $233,047   $507,933
 10       $0      $229,800    $121,201  $121,201 $492,752 $189,154  $189,154 $492,752   $251,729   $251,729   $533,883
 15       $0      $293,290     $98,879   $98,879 $492,752 $226,443  $226,443 $492,752   $369,460   $369,460   $687,927
 20       $0      $374,321     $67,471   $67,471 $492,752 $269,211  $269,211 $492,752   $538,200   $538,200   $890,497
 25       $0      $477,739     $25,669   $25,669 $492,752 $324,796  $324,796 $492,752   $790,027   $790,027 $1,177,471
 30       $0      $609,729          $0        $0       $0 $394,733  $394,733 $560,732 $1,158,265 $1,158,265 $1,645,356
 35       $0      $778,186          $0        $0       $0 $472,926  $472,926 $626,828 $1,673,548 $1,673,548 $2,218,160
 40       $0      $993,184          $0        $0       $0 $559,524  $559,524 $673,116 $2,387,725 $2,387,725 $2,872,467
 45       $0    $1,267,583          $0        $0       $0 $661,740  $661,740 $761,547 $3,405,287 $3,405,287 $3,918,889
 50       $0    $1,617,793          $0        $0       $0 $782,894  $782,894 $854,599 $4,857,924 $4,857,924 $5,302,864
 54       $0    $1,966,437          $0        $0       $0 $836,819  $836,819 $894,068 $5,596,121 $5,596,121 $5,978,966


These hypothetical rates of returns are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 10% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

                CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE
                 FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE POLICY
                           LEVEL DEATH BENEFIT OPTION
HYPOTHETICAL ILLUSTRATION WITH CURRENT CHARGES FOR POLICIES WITH AN ISSUE DATE
                                   ON OR AFTER
                                   01/01/2009

MALE ISSUE AGE 46                                                                  TOTAL FACE AMOUNT:            561,182
GUARANTEED ISSUE, NON-SMOKER                                                       BASE FACE AMOUNT:             561,182
ANNUAL PREMIUM: $23,220                                                            TERM FACE AMOUNT:                   0



      ANNUAL       TOTAL                   0%                          6%                            10%
     PREMIUM     PREMIUMS     CONTRACT SURRENDER   DEATH  CONTRACT SURRENDER   DEATH   CONTRACT   SURRENDER    DEATH
YEAR  OUTLAY WITH 5% INTEREST   VALUE    VALUE    BENEFIT   VALUE    VALUE    BENEFIT    VALUE      VALUE     BENEFIT
---- ------- ---------------- -------- --------- -------- -------- --------- -------- ---------- ---------- ----------
  1  $23,220       $24,381     $20,548   $20,548 $561,182  $21,820   $21,820 $561,182    $22,668    $22,668   $561,182
  2  $23,220       $49,981     $39,848   $39,848 $561,182  $43,660   $43,660 $561,182    $46,287    $46,287   $561,182
  3  $23,220       $76,861     $58,869   $58,869 $561,182  $66,507   $66,507 $561,182    $71,949    $71,949   $561,182
  4  $23,220      $105,085     $77,596   $77,596 $561,182  $90,398   $90,398 $561,182    $99,825    $99,825   $561,182
  5  $23,220      $134,720     $96,214   $96,214 $561,182 $115,593  $115,593 $561,182   $130,346   $130,346   $561,182
  6  $23,220      $165,837    $114,538  $114,538 $561,182 $141,967  $141,967 $561,182   $163,557   $163,557   $561,182
  7  $23,220      $198,510    $132,545  $132,545 $561,182 $169,566  $169,566 $561,182   $199,697   $199,697   $561,182
  8       $0      $208,436    $128,764  $128,764 $561,182 $175,688  $175,688 $561,182   $215,418   $215,418   $561,182
  9       $0      $218,858    $124,737  $124,737 $561,182 $181,898  $181,898 $561,182   $232,392   $232,392   $572,287
 10       $0      $229,800    $120,430  $120,430 $561,182 $188,181  $188,181 $561,182   $250,602   $250,602   $598,739
 15       $0      $293,290     $95,321   $95,321 $561,182 $221,928  $221,928 $561,182   $364,279   $364,279   $752,729
 20       $0      $374,321     $59,458   $59,458 $561,182 $257,991  $257,991 $561,182   $524,608   $524,608   $949,463
 25       $0      $477,739     $11,154   $11,154 $561,182 $301,954  $301,954 $561,182   $761,052   $761,052 $1,220,399
 30       $0      $609,729          $0        $0       $0 $355,290  $355,290 $561,182 $1,105,268 $1,105,268 $1,714,719
 35       $0      $778,186          $0        $0       $0 $416,549  $416,549 $597,350 $1,563,855 $1,563,855 $2,242,637
 40       $0      $993,184          $0        $0       $0 $479,488  $479,488 $616,639 $2,171,003 $2,171,003 $2,791,990
 45       $0    $1,267,583          $0        $0       $0 $548,952  $548,952 $666,309 $2,997,456 $2,997,456 $3,638,264
 50       $0    $1,617,793          $0        $0       $0 $627,912  $627,912 $712,288 $4,134,611 $4,134,611 $4,690,202
 54       $0    $1,966,437          $0        $0       $0 $661,102  $661,102 $723,762 $4,691,660 $4,691,660 $5,136,340


These hypothetical rates of returns are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 10% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

To learn more about the Policy, you should read the Statement of Additional Information (SAI) dated the same date as this prospectus, which is incorporated by reference into this prospectus. For a free copy of the SAI or for other Policy inquiries please contact us by writing to MetLife Insurance Company of Connecticut, Specialized Benefit Resources, 485-B Rt. One South, 4(th) Floor, Iselin, NJ 08830 or by calling us at 1-888-458-2654.

To obtain free copies of personalized illustrations of Death Benefits, Cash Surrender Values, and Contract Values please contact your agent or registered representative.

The SAI and additional information about the Registrant can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the Securities and Exchange Commission (the "SEC") at 202-942-8090. Reports and other information about the Registrant, including the SAI, are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549.

Investment Company Act File Numbers: 811-09215

Book 49                                                                     5/08

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policy Owners of
MetLife of CT Fund UL III for Variable Life Insurance and the Board of Directors of MetLife Insurance Company of Connecticut:

We have audited the accompanying statements of assets and liabilities of MetLife of CT Fund UL III for Variable Life Insurance (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Investment Options listed in Appendix A as of December 31, 2007, and the related statements of operations for the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. We have also audited the statements of operations for the periods presented in the year ended December 31, 2007, and the statements of changes in net assets for each of the periods presented in the two years then ended for each of the individual Investment Options listed in Appendix B. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the Separate Account included in Note 5 for the periods in the two years ended December 31, 2004, were audited by other auditors whose report, dated March 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Investment Options constituting the Separate Account of the Company as of December 31, 2007, the results of their operations for the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 24, 2008

                                   APPENDIX A

AIM V.I. International Growth Investment Option (Series I)
American Century VP Ultra Investment Option (Class I)
American Funds Global Growth Investment Option (Class 2)
American Funds Growth Investment Option (Class 2)
American Funds Growth-Income Investment Option (Class 2)
Delaware VIP Small Cap Value Investment Option (Standard Class)
Dreyfus VIF Appreciation Investment Option (Initial Shares)
Dreyfus VIF Developing Leaders Investment Option (Initial Shares)
Fidelity VIP Contrafund Investment Option (Initial Class)
Fidelity VIP Contrafund Investment Option (Service Class 2)
Fidelity VIP Growth & Income Investment Option (Service Class 2)
Fidelity VIP Mid Cap Investment Option (Service Class 2)
Fidelity VIP Overseas Investment Option (Service Class 2)
FTVIPT Franklin Small-Mid Cap Growth Securities Investment Option (Class 2) FTVIPT Templeton Developing Markets Securities Investment Option (Class 2) FTVIPT Templeton Foreign Securities Investment Option (Class 2)
FTVIPT Templeton Global Income Securities Investment Option (Class 1)
Janus Aspen Global Technology Investment Option (Service Shares)
Janus Aspen Worldwide Growth Investment Option (Service Shares)
LMPVET Aggressive Growth Investment Option (Class I)
LMPVET Appreciation Investment Option (Class I)
LMPVET Equity Index Investment Option (Class I)
LMPVET Fundamental Value Investment Option (Class I)
LMPVET International All Cap Opportunity Investment Option
LMPVET Investors Investment Option (Class I)
LMPVET Large Cap Growth Investment Option (Class I)
LMPVET Social Awareness Stock Investment Option
LMPVET Capital and Income Investment Option (Class I)
LMPVIT Global High Yield Bond Investment Option (Class I)
LMPVIT Government Investment Option (Class I)
LMPVIT Strategic Bond Investment Option (Class I)
MIST Batterymarch Mid-Cap Stock Investment Option (Class A)
MIST BlackRock High Yield Investment Option (Class A)
MIST BlackRock Large - Cap Core Investment Option (Class E)
MIST Harris Oakmark International Investment Option (Class A)
MIST Janus Forty Investment Option (Class A)
MIST Loomis Sayles Global Markets Investment Option (Class A)
MIST Lord Abbett Bond Debenture Investment Option (Class A)
MIST Lord Abbett Growth and Income Investment Option (Class B)
MIST Lord Abbett Mid-Cap Value Investment Option (Class B)
MIST Met/AIM Capital Appreciation Investment Option (Class A)
MIST Met/AIM Small Cap Growth Investment Option (Class A)
MIST MFS Emerging Markets Equity Investment Option (Class A)
MIST MFS Research International Investment Option (Class B)
MIST Neuberger Berman Real Estate Investment Option (Class A)
MIST PIMCO Inflation Protected Bond Investment Option (Class A)
MIST Pioneer Fund Investment Option (Class A)
MIST Third Avenue Small Cap Value Investment Option (Class B)
MSF BlackRock Aggressive Growth Investment Option (Class D)
MSF BlackRock Bond Income Investment Option (Class A)
MSF BlackRock Diversified Investment Option (Class A)
MSF BlackRock Money Market Investment Option (Class A)
MSF Capital Guardian U.S. Equity Investment Option (Class A)
MSF FI Large Cap Investment Option (Class A)
MSF FI Value Leaders Investment Option (Class D)
MSF MetLife Aggressive Allocation Investment Option (Class B)
MSF MetLife Conservative Allocation Investment Option (Class B)
MSF MetLife Conservative to Moderate Allocation Investment Option (Class B)

                            APPENDIX A

MSF MetLife Moderate Allocation Investment Option (Class B)
MSF MetLife Moderate to Aggressive Allocation Investment Option (Class B) MSF MetLife Stock Index Investment Option (Class A)
MSF MFS Total Return Investment Option (Class F)
MSF Oppenheimer Global Equity Investment Option (Class B)
MSF Russell 2000 Index Investment Option (Class A)
MSF T. Rowe Price Large Cap Growth Investment Option (Class B)
MSF Western Asset Management U.S. Government Investment Option (Class A) PIMCO VIT Low Duration Investment Option
PIMCO VIT Total Return Investment Option (Administrative Class)
Pioneer Mid Cap Value VCT Investment Option (Class II)
Putnam VT Discovery Growth Investment Option (Class IB)
Royce Micro Cap Investment Option
Royce Small Cap Investment Option
Vanguard VIF Diversified Value Investment Option
Vanguard VIF Equity Index Investment Option
Vanguard VIF International Investment Option
Vanguard VIF Mid-Cap Index Investment Option
Vanguard VIF Short-Term Investment-Grade Investment Option
Vanguard VIF Small Company Growth Investment Option
The Merger Fund VL Investment Option

                                   APPENDIX B

Credit Suisse Trust Emerging Markets Investment Option
Dreyfus Stock Index Investment Option (Initial Shares)
DWS VIT Small Cap Index Investment Option (Class A)
Fidelity VIP Asset Manager SM Investment Option (Initial Class)
FTVIP Templeton Global Asset Allocation Investment Option (Class 1) LMPVPI All Cap Investment Option (Class I)
LMPVPI Total Return Investment Option (Class I)
Lord Abbett Growth and Income Investment Option (Class VC)
Lord Abbett Mid-Cap Value Investment Option (Class VC)
MIST BlackRock Large-Cap Core Investment Option (Class A)
MSF Western Asset Management High Yield Bond Investment Option (Class A) Morgan Stanley UIF Emerging Markets Equity Investment Option (Class I) PIMCO VIT Real Return Investment Option (Administrative Class)
Putnam VT International Equity Investment Option (Class IB)
Putnam VT Small Cap Value Investment Option (Class IB)

              METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                    AIM V.I.        AMERICAN CENTURY     AMERICAN FUNDS     AMERICAN FUNDS
                              INTERNATIONAL GROWTH      VP ULTRA         GLOBAL GROWTH          GROWTH
                                INVESTMENT OPTION   INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION
                                   (SERIES I)           (CLASS I)          (CLASS 2)          (CLASS 2)
                              --------------------  -----------------  -----------------  -----------------
ASSETS:
   Investments at fair value       $55,472,664          $3,608,218        $15,120,888        $72,797,737
                                   -----------          ----------        -----------        -----------
         Total Assets               55,472,664           3,608,218         15,120,888         72,797,737
                                   -----------          ----------        -----------        -----------
LIABILITIES:
   Other payables
      Insurance charges                    809                  60                268              1,129
   Due to MetLife Insurance
      Company of Connecticut            16,495                  --                 --                 --
                                   -----------          ----------        -----------        -----------
         Total Liabilities              17,304                  60                268              1,129
                                   -----------          ----------        -----------        -----------
NET ASSETS                         $55,455,360          $3,608,158        $15,120,620        $72,796,608
                                   ===========          ==========        ===========        ===========

   The accompanying notes are an integral part of these financial statements.

                                AMERICAN FUNDS      DELAWARE VIP       DREYFUS VIF         DREYFUS VIF
                                GROWTH-INCOME     SMALL CAP VALUE      APPRECIATION    DEVELOPING LEADERS
                              INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION   INVESTMENT OPTION
                                  (CLASS 2)       (STANDARD CLASS)   (INITIAL SHARES)   (INITIAL SHARES)
                              -----------------  -----------------  -----------------  ------------------
ASSETS:
   Investments at fair value     $50,782,118        $13,710,702         $4,065,047         $2,151,429
                                 -----------        -----------         ----------         ----------
         Total Assets             50,782,118         13,710,702          4,065,047          2,151,429
                                 -----------        -----------         ----------         ----------
LIABILITIES:
   Other payables
      Insurance charges                  776                218                 75                 37
   Due to MetLife Insurance
      Company of Connecticut              --                 --                 --                 --
                                 -----------        -----------         ----------         ----------
         Total Liabilities               776                218                 75                 37
                                 -----------        -----------         ----------         ----------
NET ASSETS                       $50,781,342        $13,710,484         $4,064,972         $2,151,392
                                 ===========        ===========         ==========         ==========

   The accompanying notes are an integral part of these financial statements.

                                 FIDELITY VIP      FIDELITY VIP     FIDELITY VIP GROWTH
                                  CONTRAFUND        CONTRAFUND            & INCOME
                              INVESTMENT OPTION  INVESTMENT OPTION   INVESTMENT OPTION
                               (INITIAL CLASS)   (SERVICE CLASS 2)   (SERVICE CLASS 2)
                              -----------------  -----------------  -------------------
ASSETS:
   Investments at fair value     $18,489,821        $45,244,272          $7,694,219
                                 -----------        -----------          ----------
         Total Assets             18,489,821         45,244,272           7,694,219
                                 -----------        -----------          ----------
LIABILITIES:
   Other payables
      Insurance charges                  382                691                 127
   Due to MetLife Insurance
      Company of Connecticut              --                 --                  --
                                 -----------        -----------          ----------
         Total Liabilities               382                691                 127
                                 -----------        -----------          ----------
NET ASSETS                       $18,489,439        $45,243,581          $7,694,092
                                 ===========        ===========          ==========

                                                                         FTVIPT FRANKLIN
                                 FIDELITY VIP                             SMALL-MID CAP
                                   MID CAP       FIDELITY VIP OVERSEAS  GROWTH SECURITIES
                              INVESTMENT OPTION   INVESTMENT OPTION     INVESTMENT OPTION
                              (SERVICE CLASS 2)   (SERVICE CLASS 2)         (CLASS 2)
                              -----------------  ---------------------  -----------------
ASSETS:
   Investments at fair value     $65,398,645          $31,198,652          $11,375,124
                                 -----------          -----------          -----------
         Total Assets             65,398,645           31,198,652           11,375,124
                                 -----------          -----------          -----------
LIABILITIES:
   Other payables
      Insurance charges                1,147                  483                  178
   Due to MetLife Insurance
      Company of Connecticut              --                   --                6,908
                                 -----------          -----------          -----------
         Total Liabilities             1,147                  483                7,086
                                 -----------          -----------          -----------
NET ASSETS                       $65,397,498          $31,198,169          $11,368,038
                                 ===========          ===========          ===========

   The accompanying notes are an integral part of these financial statements.

                               FTVIPT TEMPLETON                        FTVIPT TEMPLETON
                              DEVELOPING MARKETS   FTVIPT TEMPLETON     GLOBAL INCOME    JANUS ASPEN GLOBAL
                                  SECURITIES      FOREIGN SECURITIES      SECURITIES         TECHNOLOGY
                              INVESTMENT OPTION    INVESTMENT OPTION  INVESTMENT OPTION   INVESTMENT OPTION
                                  (CLASS 2)            (CLASS 2)          (CLASS 1)       (SERVICE SHARES)
                              ------------------  ------------------  -----------------  ------------------
ASSETS:
   Investments at fair value      $47,052,771         $18,433,510         $10,292,107        $1,627,203
                                  -----------         -----------         -----------        ----------
         Total Assets              47,052,771          18,433,510          10,292,107         1,627,203
                                  -----------         -----------         -----------        ----------
LIABILITIES:
   Other payables
      Insurance charges                   738                 315                 195                28
   Due to MetLife Insurance
      Company of Connecticut               --                  --                  --                --
                                  -----------         -----------         -----------        ----------
         Total Liabilities                738                 315                 195                28
                                  -----------         -----------         -----------        ----------
 NET ASSETS                       $47,052,033         $18,433,195         $10,291,912        $1,627,175
                                  ===========         ===========         ===========        ==========

   The accompanying notes are an integral part of these financial statements.


                                 JANUS ASPEN     LMPVET AGGRESSIVE        LMPVET
                              WORLDWIDE GROWTH        GROWTH           APPRECIATION
                              INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION
                              (SERVICE SHARES)       (CLASS I)          (CLASS I)
                              -----------------  -----------------  -----------------
ASSETS:
   Investments at fair value      $2,320,739        $5,824,853           $42,990
                                  ----------        ----------           -------
         Total Assets              2,320,739         5,824,853            42,990
                                  ----------        ----------           -------
LIABILITIES:
   Other payables
      Insurance charges                   42                98                 1
   Due to MetLife Insurance
      Company of Connecticut              --                --                --
                                  ----------        ----------           -------
         Total Liabilities                42                98                 1
                                  ----------        ----------           -------
NET ASSETS                        $2,320,697        $5,824,755           $42,989
                                  ==========        ==========           =======

                                LMPVET EQUITY         LMPVET                LMPVET
                                    INDEX        FUNDAMENTAL VALUE  INTERNATIONAL ALL CAP
                              INVESTMENT OPTION  INVESTMENT OPTION       OPPORTUNITY
                                  (CLASS I)          (CLASS I)        INVESTMENT OPTION
                              -----------------  -----------------  ---------------------
ASSETS:
   Investments at fair value      $26,013,263        $4,704,464            $988,014
                                  -----------        ----------            --------
         Total Assets              26,013,263         4,704,464             988,014
                                  -----------        ----------            --------
LIABILITIES:
   Other payables
      Insurance charges                   464                80                  19
   Due to MetLife Insurance
      Company of Connecticut               --                --                  --
                                  -----------        ----------            --------
         Total Liabilities                464                80                  19
                                  -----------        ----------            --------
 NET ASSETS                       $26,012,799        $4,704,384            $987,995
                                  ===========        ==========            ========

   The accompanying notes are an integral part of these financial statements.

                                                 LMPVET LARGE CAP                        LMPVET CAPITAL
                              LMPVET INVESTORS        GROWTH          LMPVET SOCIAL        AND INCOME
                              INVESTMENT OPTION  INVESTMENT OPTION   AWARENESS STOCK   INVESTMENT OPTION
                                  (CLASS I)          (CLASS I)      INVESTMENT OPTION      (CLASS I)
                              -----------------  -----------------  -----------------  -----------------
ASSETS:
   Investments at fair value     $7,237,328          $8,324,738         $2,124,937         $1,663,153
                                 ----------          ----------         ----------         ----------
         Total Assets             7,237,328           8,324,738          2,124,937          1,663,153
                                 ----------          ----------         ----------         ----------
LIABILITIES:
   Other payables
      Insurance charges                 132                 158                 35                 29
   Due to MetLife Insurance
      Company of Connecticut             --                  --                 --                 --
                                 ----------          ----------         ----------         ----------
         Total Liabilities              132                 158                 35                 29
                                 ----------          ----------         ----------         ----------
NET ASSETS                       $7,237,196          $8,324,580         $2,124,902         $1,663,124
                                 ==========          ==========         ==========         ==========

   The accompanying notes are an integral part of these financial statements.

                              LMPVIT GLOBAL HIGH                      LMPVIT STRATEGIC
                                  YIELD BOND      LMPVIT GOVERNMENT        BOND
                               INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION
                                   (CLASS I)          (CLASS I)          (CLASS I)
                              ------------------  -----------------  -----------------
ASSETS:
   Investments at fair value      $15,660,358          $695,778          $4,977,586
                                  -----------          --------          ----------
         Total Assets              15,660,358           695,778           4,977,586
                                  -----------          --------          ----------
LIABILITIES:
   Other payables
      Insurance charges                   322                13                  84
   Due to MetLife Insurance
      Company of Connecticut               --                --                  --
                                  -----------          --------          ----------
         Total Liabilities                322                13                  84
                                  -----------          --------          ----------
NET ASSETS                        $15,660,036          $695,765          $4,977,502
                                  ===========          ========          ==========

                              MIST BATTERYMARCH   MIST BLACKROCK     MIST BLACKROCK
                                MID-CAP STOCK       HIGH YIELD       LARGE-CAP CORE
                              INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION
                                  (CLASS A)          (CLASS A)          (CLASS E)
                              -----------------  -----------------  -----------------
ASSETS:
   Investments at fair value      $5,787,085        $18,755,742         $9,442,861
                                  ----------        -----------         ----------
         Total Assets              5,787,085         18,755,742          9,442,861
                                  ----------        -----------         ----------
LIABILITIES:
   Other payables
      Insurance charges                  100                129                192
   Due to MetLife Insurance
      Company of Connecticut              --                 --                 --
                                  ----------        -----------         ----------
         Total Liabilities               100                129                192
                                  ----------        -----------         ----------
NET ASSETS                        $5,786,985        $18,755,613         $9,442,669
                                  ==========        ===========         ==========

   The accompanying notes are an integral part of these financial statements.

                                 MIST HARRIS
                                   OAKMARK                          MIST LOOMIS SAYLES   MIST LORD ABBETT
                                INTERNATIONAL     MIST JANUS FORTY    GLOBAL MARKETS      BOND DEBENTURE
                              INVESTMENT OPTION  INVESTMENT OPTION   INVESTMENT OPTION  INVESTMENT OPTION
                                  (CLASS A)          (CLASS A)           (CLASS A)          (CLASS A)
                              -----------------  -----------------  ------------------  -----------------
ASSETS:
   Investments at fair value     $23,645,314        $15,475,618         $9,893,850          $2,030,142
                                 -----------        -----------         ----------          ----------
         Total Assets             23,645,314         15,475,618          9,893,850           2,030,142
                                 -----------        -----------         ----------          ----------
LIABILITIES:
   Other payables
      Insurance charges                  343                287                201                  35
   Due to MetLife Insurance
      Company of Connecticut              --                 --                 --                  --
                                 -----------        -----------         ----------          ----------
         Total Liabilities               343                287                201                  35
                                 -----------        -----------         ----------          ----------
NET ASSETS                       $23,644,971        $15,475,331         $9,893,649          $2,030,107
                                 ===========        ===========         ==========          ==========

   The accompanying notes are an integral part of these financial statements.

                               MIST LORD ABBETT  MIST LORD ABBETT       MIST MET/AIM
                              GROWTH AND INCOME    MID-CAP VALUE    CAPITAL APPRECIATION
                              INVESTMENT OPTION  INVESTMENT OPTION    INVESTMENT OPTION
                                  (CLASS B)          (CLASS B)            (CLASS A)
                              -----------------  -----------------  --------------------
ASSETS:
   Investments at fair value     $14,525,717        $31,478,495          $2,144,517
                                 -----------        -----------          ----------
         Total Assets             14,525,717         31,478,495           2,144,517
                                 -----------        -----------          ----------
LIABILITIES:
   Other payables
      Insurance charges                  208                480                  42
   Due to MetLife Insurance
      Company of Connecticut              --                 --                  --
                                 -----------        -----------          ----------
         Total Liabilities               208                480                  42
                                 -----------        -----------          ----------
NET ASSETS                       $14,525,509        $31,478,015          $2,144,475
                                 ===========        ===========          ==========

                              MIST MET/AIM SMALL  MIST MFS EMERGING   MIST MFS RESEARCH
                                  CAP GROWTH       MARKETS EQUITY       INTERNATIONAL
                               INVESTMENT OPTION  INVESTMENT OPTION   INVESTMENT OPTION
                                   (CLASS A)          (CLASS A)           (CLASS B)
                              ------------------  -----------------   -----------------
ASSETS:
   Investments at fair value       $457,906           $7,220,045          $7,961,710
                                   --------           ----------          ----------
         Total Assets               457,906            7,220,045           7,961,710
                                   --------           ----------          ----------
LIABILITIES:
   Other payables
      Insurance charges                   8                  128                 135
   Due to MetLife Insurance
      Company of Connecticut             --                   --                  --
                                   --------           ----------          ----------
         Total Liabilities                8                  128                 135
                                   --------           ----------          ----------
NET ASSETS                         $457,898           $7,219,917          $7,961,575
                                   ========           ==========          ==========

   The accompanying notes are an integral part of these financial statements.

                                                       MIST PIMCO
                                MIST NEUBERGER    INFLATION PROTECTED                     MIST THIRD AVENUE
                              BERMAN REAL ESTATE          BOND         MIST PIONEER FUND   SMALL CAP VALUE
                              INVESTMENT OPTION    INVESTMENT OPTION   INVESTMENT OPTION  INVESTMENT OPTION
                                  (CLASS A)            (CLASS A)           (CLASS A)          (CLASS B)
                              ------------------  -------------------  -----------------  -----------------
ASSETS:
   Investments at fair value      $40,028,471         $32,068,243           $53,279           $26,073,946
                                  -----------         -----------           -------           -----------
         Total Assets              40,028,471          32,068,243            53,279            26,073,946
                                  -----------         -----------           -------           -----------
LIABILITIES:
   Other payables
      Insurance charges                   668                 523                 2                   485
   Due to MetLife Insurance
      Company of Connecticut               --                  --                --                    --
                                  -----------         -----------           -------           -----------
         Total Liabilities                668                 523                 2                   485
                                  -----------         -----------           -------           -----------
NET ASSETS                        $40,027,803         $32,067,720           $53,277           $26,073,461
                                  ===========         ===========           =======           ===========

   The accompanying notes are an integral part of these financial statements.


                                MSF BLACKROCK      MSF BLACKROCK      MSF BLACKROCK
                              AGGRESSIVE GROWTH     BOND INCOME        DIVERSIFIED
                              INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION
                                  (CLASS D)          (CLASS A)          (CLASS A)
                              -----------------  -----------------  -----------------
ASSETS:
   Investments at fair value      $9,301,797        $10,493,568         $3,809,699
                                  ----------        -----------         ----------
         Total Assets              9,301,797         10,493,568          3,809,699
                                  ----------        -----------         ----------
LIABILITIES:
   Other payables
      Insurance charges                  166                182                 77
   Due to MetLife Insurance
      Company of Connecticut              --                 --                 --
                                  ----------        -----------         ----------
         Total Liabilities               166                182                 77
                                  ----------        -----------         ----------
NET ASSETS                        $9,301,631        $10,493,386         $3,809,622
                                  ==========        ===========         ==========

                                MSF BLACKROCK        MSF CAPITAL
                                 MONEY MARKET    GUARDIAN U.S. EQUITY   MSF FI LARGE CAP
                              INVESTMENT OPTION   INVESTMENT OPTION    INVESTMENT OPTION
                                  (CLASS A)           (CLASS A)            (CLASS A)
                              -----------------  --------------------  -----------------
ASSETS:
   Investments at fair value     $181,029,762         $2,351,297           $2,352,255
                                 ------------         ----------           ----------
         Total Assets             181,029,762          2,351,297            2,352,255
                                 ------------         ----------           ----------
LIABILITIES:
   Other payables
      Insurance charges                 3,206                 41                   44
   Due to MetLife Insurance
      Company of Connecticut               --                 --                   --
                                 ------------         ----------           ----------
         Total Liabilities              3,206                 41                   44
                                 ------------         ----------           ----------
NET ASSETS                       $181,026,556         $2,351,256           $2,352,211
                                 ============         ==========           ==========

   The accompanying notes are an integral part of these financial statements.

                                                                           MSF METLIFE         MSF METLIFE
                                 MSF FI VALUE         MSF METLIFE         CONSERVATIVE       CONSERVATIVE TO
                                   LEADERS       AGGRESSIVE ALLOCATION     ALLOCATION      MODERATE ALLOCATION
                              INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION   INVESTMENT OPTION
                                  (CLASS D)            (CLASS B)            (CLASS B)           (CLASS B)
                              -----------------  ---------------------  -----------------  -------------------
ASSETS:
   Investments at fair value     $17,017,124          $6,807,647           $2,043,031           $8,102,044
                                 -----------          ----------           ----------           ----------
         Total Assets             17,017,124           6,807,647            2,043,031            8,102,044
                                 -----------          ----------           ----------           ----------
LIABILITIES:
   Other payables
      Insurance charges                  321                  98                   40                  116
   Due to MetLife Insurance
      Company of Connecticut              --                  --                   --                   --
                                 -----------          ----------           ----------           ----------
         Total Liabilities               321                  98                   40                  116
                                 -----------          ----------           ----------           ----------
NET ASSETS                       $17,016,803          $6,807,549           $2,042,991           $8,101,928
                                 ===========          ==========           ==========           ==========

   The accompanying notes are an integral part of these financial statements.

                                                        MSF METLIFE
                                  MSF METLIFE           MODERATE TO       MSF METLIFE STOCK
                              MODERATE ALLOCATION  AGGRESSIVE ALLOCATION        INDEX
                               INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                   (CLASS B)             (CLASS B)            (CLASS A)
                              -------------------  ---------------------  -----------------
ASSETS:
   Investments at fair value      $12,802,702            $1,850,612           $76,909,909
                                  -----------            ----------           -----------
         Total Assets              12,802,702             1,850,612            76,909,909
                                  -----------            ----------           -----------
LIABILITIES:
   Other payables
      Insurance charges                   174                    39                   972
   Due to MetLife Insurance
      Company of Connecticut               --                    --                    --
                                  -----------            ----------           -----------
         Total Liabilities                174                    39                   972
                                  -----------            ----------           -----------
NET ASSETS                        $12,802,528            $1,850,573           $76,908,937
                                  ===========            ==========           ===========


                                MSF MFS TOTAL     MSF OPPENHEIMER   MSF RUSSELL 2000
                                   RETURN          GLOBAL EQUITY          INDEX
                              INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION
                                  (CLASS F)          (CLASS B)          (CLASS A)
                              -----------------  -----------------  -----------------
ASSETS:
   Investments at fair value     $37,564,166        $1,099,909         $28,667,922
                                 -----------        ----------         -----------
         Total Assets             37,564,166         1,099,909          28,667,922
                                 -----------        ----------         -----------
LIABILITIES:
   Other payables
      Insurance charges                  638                19                 428
   Due to MetLife Insurance
      Company of Connecticut              --                --                  --
                                 -----------        ----------         -----------
         Total Liabilities               638                19                 428
                                 -----------        ----------         -----------
NET ASSETS                       $37,563,528        $1,099,890         $28,667,494
                                 ===========        ==========         ===========

   The accompanying notes are an integral part of these financial statements.

                                                 MSF WESTERN ASSET
                              MSF T. ROWE PRICE      MANAGEMENT                            PIMCO VIT TOTAL
                               LARGE CAP GROWTH   U.S. GOVERNMENT     PIMCO VIT LOW            RETURN
                              INVESTMENT OPTION  INVESTMENT OPTION       DURATION        INVESTMENT OPTION
                                  (CLASS B)          (CLASS A)      INVESTMENT OPTION  (ADMINISTRATIVE CLASS)
                              -----------------  -----------------  -----------------  ----------------------
ASSETS:
   Investments at fair value      $3,046,864         $23,801,394        $17,613,496           $140,177,180
                                  ----------         -----------        -----------           ------------
         Total Assets              3,046,864          23,801,394         17,613,496            140,177,180
                                  ----------         -----------        -----------           ------------
LIABILITIES:
   Other payables
      Insurance charges                   51                  86                271                  2,182
   Due to MetLife Insurance
      Company of Connecticut              --                  --                 --                     --
                                  ----------         -----------        -----------           ------------
         Total Liabilities                51                  86                271                  2,182
                                  ----------         -----------        -----------           ------------
NET ASSETS                        $3,046,813         $23,801,308        $17,613,225           $140,174,998
                                  ==========         ===========        ===========           ============

   The accompanying notes are an integral part of these financial statements.

                               PIONEER MID CAP   PUTNAM VT DISCOVERY
                                  VALUE VCT             GROWTH
                              INVESTMENT OPTION   INVESTMENT OPTION    ROYCE MICRO CAP
                                  (CLASS II)          (CLASS IB)      INVESTMENT OPTION
                              -----------------  -------------------  -----------------
ASSETS:
   Investments at fair value      $4,920,982            $329,409          $6,343,280
                                  ----------            --------          ----------
         Total Assets              4,920,982             329,409           6,343,280
                                  ----------            --------          ----------
LIABILITIES:
   Other payables
      Insurance charges                   88                   6                  84
   Due to MetLife Insurance
      Company of Connecticut              --                  --                  --
                                  ----------            --------          ----------
         Total Liabilities                88                   6                  84
                                  ----------            --------          ----------
NET ASSETS                        $4,920,894            $329,403          $6,343,196
                                  ==========            ========          ==========

                                                   VANGUARD VIF     VANGUARD VIF EQUITY
                               ROYCE SMALL CAP   DIVERSIFIED VALUE         INDEX
                              INVESTMENT OPTION  INVESTMENT OPTION   INVESTMENT OPTION
                              -----------------  -----------------  -------------------
ASSETS:
   Investments at fair value      $6,094,542         $18,863,252         $26,263,799
                                  ----------         -----------         -----------
         Total Assets              6,094,542          18,863,252          26,263,799
                                  ----------         -----------         -----------
LIABILITIES:
   Other payables
      Insurance charges                  101                 397                 556
   Due to MetLife Insurance
      Company of Connecticut              --                  --                  --
                                  ----------         -----------         -----------
         Total Liabilities               101                 397                 556
                                  ----------         -----------         -----------
NET ASSETS                        $6,094,441         $18,862,855         $26,263,243
                                  ==========         ===========         ===========

   The accompanying notes are an integral part of these financial statements.

                                                                       VANGUARD VIF
                                 VANGUARD VIF       VANGUARD VIF        SHORT-TERM      VANGUARD VIF SMALL
                                INTERNATIONAL      MID-CAP INDEX     INVESTMENT-GRADE     COMPANY GROWTH
                              INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION   INVESTMENT OPTION
                              -----------------  -----------------  -----------------  -------------------
ASSETS:
   Investments at fair value       $907,738         $15,960,796          $227,718           $4,011,778
                                   --------         -----------          --------           ----------
         Total Assets               907,738          15,960,796           227,718            4,011,778
                                   --------         -----------          --------           ----------
LIABILITIES:
   Other payables
      Insurance charges                  18                 329                 8                   83
   Due to MetLife Insurance
      Company of Connecticut             --                  --                --                   --
                                   --------         -----------          --------           ----------
         Total Liabilities               18                 329                 8                   83
                                   --------         -----------          --------           ----------
NET ASSETS                         $907,720         $15,960,467          $227,710           $4,011,695
                                   ========         ===========          ========           ==========

   The accompanying notes are an integral part of these financial statements.

                              THE MERGER FUND VL
                               INVESTMENT OPTION
                              ------------------
ASSETS:
   Investments at fair value      $106,792
                                  --------
         Total Assets              106,792
                                  --------
LIABILITIES:
   Other payables
      Insurance charges                  1
   Due to MetLife Insurance
      Company of Connecticut            --
                                  --------
         Total Liabilities               1
                                  --------
NET ASSETS                        $106,791
                                  ========

   The accompanying notes are an integral part of these financial statements.

             METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2007

                                             AIM V.I. INTERNATIONAL   AMERICAN CENTURY    AMERICAN FUNDS     AMERICAN FUNDS
                                                     GROWTH               VP ULTRA        GLOBAL GROWTH          GROWTH
                                                INVESTMENT OPTION    INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION
                                                   (SERIES I)            (CLASS I)          (CLASS 2)          (CLASS 2)
                                             ----------------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                    $  219,514             $     --         $   527,675        $   567,882
                                                   ----------             --------         -----------        -----------
EXPENSES:
      Mortality and expense risk
         charges                                       57,753                7,087              46,047            147,008
                                                   ----------             --------         -----------        -----------
            Net investment income (loss)              161,761               (7,087)            481,628            420,874
                                                   ----------             --------         -----------        -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                          --                   --           1,041,083          5,299,081
      Realized gains (losses) on sale of
         investments                                1,257,313              163,603           3,237,101          5,992,874
                                                   ----------             --------         -----------        -----------
            Net realized gains (losses)             1,257,313              163,603           4,278,184         11,291,955
                                                   ----------             --------         -----------        -----------
      Change in unrealized gains (losses)
         on investments                               836,287              514,556          (1,486,743)        (1,732,357)
                                                   ----------             --------         -----------        -----------
      Net increase (decrease) in net assets
         resulting from operations                 $2,255,361             $671,072         $ 3,273,069        $ 9,980,472
                                                   ==========             ========         ===========        ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                              AMERICAN FUNDS                           DELAWARE VIP SMALL
                                               GROWTH-INCOME     CREDIT SUISSE TRUST       CAP VALUE
                                             INVESTMENT OPTION    EMERGING MARKETS     INVESTMENT OPTION
                                                 (CLASS 2)      INVESTMENT OPTION (a)   (STANDARD CLASS)
                                             -----------------  ---------------------  ------------------
INVESTMENT INCOME:
      Dividends                                 $   737,777           $       --          $    54,949
                                                -----------           ----------          -----------
EXPENSES:
      Mortality and expense risk
         charges                                     72,557                2,604               27,491
                                                -----------           ----------          -----------
            Net investment income (loss)            665,220               (2,604)              27,458
                                                -----------           ----------          -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 1,145,939                   --              872,974
      Realized gains (losses) on sale of
         investments                              2,429,654            1,078,385              (33,987)
                                                -----------           ----------          -----------
            Net realized gains (losses)           3,575,593            1,078,385              838,987
                                                -----------           ----------          -----------
      Change in unrealized gains (losses)
         on investments                          (3,065,386)            (861,085)          (2,242,480)
                                                -----------           ----------          -----------
      Net increase (decrease) in net assets
         resulting from operations              $ 1,175,427           $  214,696          $(1,376,035)
                                                ===========           ==========          ===========

                                                                      DREYFUS VIF        DREYFUS VIF
                                              DREYFUS STOCK INDEX    APPRECIATION     DEVELOPING LEADERS
                                               INVESTMENT OPTION   INVESTMENT OPTION  INVESTMENT OPTION
                                             (INITIAL SHARES) (a)  (INITIAL SHARES)    (INITIAL SHARES)
                                             --------------------  -----------------  ------------------
INVESTMENT INCOME:
      Dividends                                   $   257,768         $   387,801         $    22,424
                                                  -----------         -----------         -----------
EXPENSES:
      Mortality and expense risk
         charges                                       33,870              37,384              10,889
                                                  -----------         -----------         -----------
            Net investment income (loss)              223,898             350,417              11,535
                                                  -----------         -----------         -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                          --                  --             392,054
      Realized gains (losses) on sale of
         investments                               12,127,499           3,339,271             520,454
                                                  -----------         -----------         -----------
            Net realized gains (losses)            12,127,499           3,339,271             912,508
                                                  -----------         -----------         -----------
      Change in unrealized gains (losses)
         on investments                            (8,716,781)         (2,378,252)         (1,338,853)
                                                  -----------         -----------         -----------
      Net increase (decrease) in net assets
         resulting from operations                $ 3,634,616         $ 1,311,436         $  (414,810)
                                                  ===========         ===========         ===========

   The accompanying notes are an integral part of these financial statements.

                                                  DWS VIT        FIDELITY VIP ASSET    FIDELITY VIP        FIDELITY VIP
                                              SMALL CAP INDEX        MANAGER SM         CONTRAFUND          CONTRAFUND
                                             INVESTMENT OPTION   INVESTMENT OPTION   INVESTMENT OPTION  INVESTMENT OPTION
                                               (CLASS A) (a)    (INITIAL CLASS) (a)   (INITIAL CLASS)   (SERVICE CLASS 2)
                                             -----------------  -------------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                 $   241,218          $ 117,046          $   165,563        $   320,699
                                                -----------          ---------          -----------        -----------
EXPENSES:
      Mortality and expense risk
         charges                                     16,386              3,029               37,614             77,854
                                                -----------          ---------          -----------        -----------
            Net investment income (loss)            224,832            114,017              127,949            242,845
                                                -----------          ---------          -----------        -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 1,767,742            107,055            4,410,648         10,957,808
      Realized gains (losses) on sale of
         investments                              4,004,171            232,764              682,748          1,328,591
                                                -----------          ---------          -----------        -----------
            Net realized gains (losses)           5,771,913            339,819            5,093,396         12,286,399
                                                -----------          ---------          -----------        -----------
      Change in unrealized gains (losses)
         on investments                          (4,498,858)          (254,382)          (2,100,054)        (5,832,475)
                                                -----------          ---------          -----------        -----------
      Net increase (decrease) in net assets
         resulting from operations              $ 1,497,887          $ 199,454          $ 3,121,291        $ 6,696,769
                                                ===========          =========          ===========        ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             FIDELITY VIP GROWTH     FIDELITY VIP
                                                  & INCOME             MID CAP       FIDELITY VIP OVERSEAS
                                              INVESTMENT OPTION   INVESTMENT OPTION    INVESTMENT OPTION
                                              (SERVICE CLASS 2)   (SERVICE CLASS 2)    (SERVICE CLASS 2)
                                             -------------------  -----------------  ---------------------
INVESTMENT INCOME:
      Dividends                                   $ 119,658           $  274,657           $  772,582
                                                  ---------           ----------           ----------
EXPENSES:
      Mortality and expense risk
         charges                                     16,815              127,686               49,642
                                                  ---------           ----------           ----------
            Net investment income (loss)            102,843              146,971              722,940
                                                  ---------           ----------           ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   381,277            4,346,615            1,433,612
      Realized gains (losses) on sale of
         investments                                616,961            2,596,338              544,398
                                                  ---------           ----------           ----------
            Net realized gains (losses)             998,238            6,942,953            1,978,010
                                                  ---------           ----------           ----------
      Change in unrealized gains (losses)
         on investments                            (141,304)           2,430,556            1,101,545
                                                  ---------           ----------           ----------
      Net increase (decrease) in net assets
         resulting from operations                $ 959,777           $9,520,480           $3,802,495
                                                  =========           ==========           ==========

                                                    FTVIP        FTVIPT FRANKLIN    FTVIPT TEMPLETON
                                              TEMPLETON GLOBAL    SMALL-MID CAP    DEVELOPING MARKETS
                                              ASSET ALLOCATION  GROWTH SECURITIES      SECURITIES
                                             INVESTMENT OPTION  INVESTMENT OPTION   INVESTMENT OPTION
                                               (CLASS 1) (a)        (CLASS 2)           (CLASS 2)
                                             -----------------  -----------------  ------------------
INVESTMENT INCOME:
      Dividends                                  $      --          $       --         $  794,920
                                                 ---------          ----------         ----------
EXPENSES:
      Mortality and expense risk
         charges                                     3,789              22,188             72,460
                                                 ---------          ----------         ----------
            Net investment income (loss)            (3,789)            (22,188)           722,460
                                                 ---------          ----------         ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --             800,465          2,731,451
      Realized gains (losses) on sale of
         investments                               557,939           1,351,676          3,511,763
                                                 ---------          ----------         ----------
            Net realized gains (losses)            557,939           2,152,141          6,243,214
                                                 ---------          ----------         ----------
      Change in unrealized gains (losses)
         on investments                           (244,459)           (690,312)         2,286,092
                                                 ---------          ----------         ----------
      Net increase (decrease) in net assets
         resulting from operations               $ 309,691          $1,439,641         $9,251,766
                                                 =========          ==========         ==========

   The accompanying notes are an integral part of these financial statements.

                                                                 FTVIPT TEMPLETON
                                              FTVIPT TEMPLETON     GLOBAL INCOME    JANUS ASPEN GLOBAL      JANUS ASPEN
                                             FOREIGN SECURITIES      SECURITIES         TECHNOLOGY       WORLDWIDE GROWTH
                                              INVESTMENT OPTION  INVESTMENT OPTION   INVESTMENT OPTION   INVESTMENT OPTION
                                                  (CLASS 2)          (CLASS 1)       (SERVICE SHARES)    (SERVICE SHARES)
                                             ------------------  -----------------  ------------------  ------------------
INVESTMENT INCOME:
      Dividends                                  $   310,796          $195,184           $  5,175            $ 12,927
                                                 -----------          --------           --------            --------
EXPENSES:
      Mortality and expense risk
         charges                                      41,220            16,609              3,627               5,127
                                                 -----------          --------           --------            --------
            Net investment income (loss)             269,576           178,575              1,548               7,800
                                                 -----------          --------           --------            --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    708,887                --                 --                  --
      Realized gains (losses) on sale of
         investments                               4,657,820           (47,978)           375,045             202,767
                                                 -----------          --------           --------            --------
            Net realized gains (losses)            5,366,707           (47,978)           375,045             202,767
                                                 -----------          --------           --------            --------
      Change in unrealized gains (losses)
         on investments                           (2,220,549)          226,395            (43,025)            (13,743)
                                                 -----------          --------           --------            --------
      Net increase (decrease) in net assets
         resulting from operations               $ 3,415,734          $356,992           $333,568            $196,824
                                                 ===========          ========           ========            ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             LMPVET AGGRESSIVE        LMPVET         LMPVET EQUITY
                                                   GROWTH          APPRECIATION          INDEX
                                             INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION
                                                 (CLASS I)          (CLASS I)          (CLASS I)
                                             -----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                   $     --            $   439         $   486,143
                                                  ---------           -------         -----------
EXPENSES:
      Mortality and expense risk
         charges                                     13,324                24              59,917
                                                  ---------           -------         -----------
            Net investment income (loss)            (13,324)              415             426,226
                                                  ---------           -------         -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    33,710             3,162           1,215,659
      Realized gains (losses) on sale of
         investments                                378,636                (7)          1,974,227
                                                  ---------           -------         -----------
            Net realized gains (losses)             412,346             3,155           3,189,886
                                                  ---------           -------         -----------
      Change in unrealized gains (losses)
         on investments                            (284,944)           (4,710)         (2,293,350)
                                                  ---------           -------         -----------
      Net increase (decrease) in net assets
         resulting from operations                $ 114,078           $(1,140)        $ 1,322,762
                                                  =========           =======         ===========

                                                   LMPVET               LMPVET
                                             FUNDAMENTAL VALUE  INTERNATIONAL ALL CAP   LMPVET INVESTORS
                                             INVESTMENT OPTION       OPPORTUNITY       INVESTMENT OPTION
                                                 (CLASS I)        INVESTMENT OPTION        (CLASS I)
                                             -----------------  ---------------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $  60,833            $   9,411            $  92,184
                                                 ---------            ---------            ---------
EXPENSES:
      Mortality and expense risk
         charges                                    15,874                2,502               16,682
                                                 ---------            ---------            ---------
            Net investment income (loss)            44,959                6,909               75,502
                                                 ---------            ---------            ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  258,645              492,754              194,682
      Realized gains (losses) on sale of
         investments                               473,744               42,806              475,394
                                                 ---------            ---------            ---------
            Net realized gains (losses)            732,389              535,560              670,076
                                                 ---------            ---------            ---------
      Change in unrealized gains (losses)
         on investments                           (751,679)            (474,683)            (437,140)
                                                 ---------            ---------            ---------
      Net increase (decrease) in net assets
         resulting from operations               $  25,669            $  67,786            $ 308,438
                                                 =========            =========            =========

   The accompanying notes are an integral part of these financial statements.

                                              LMPVET LARGE CAP                                          LMPVET CAPITAL
                                                   GROWTH         LMPVET SOCIAL      LMPVPI ALL CAP       AND INCOME
                                             INVESTMENT OPTION   AWARENESS STOCK   INVESTMENT OPTION  INVESTMENT OPTION
                                                 (CLASS I)      INVESTMENT OPTION    (CLASS I) (a)      (CLASS I) (b)
                                             -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $  3,526          $  28,361          $   30,190          $  23,191
                                                 --------          ---------          ----------          ---------
EXPENSES:
      Mortality and expense risk
         charges                                   18,111              4,059               8,095              2,676
                                                 --------          ---------          ----------          ---------
            Net investment income (loss)          (14,585)            24,302              22,095             20,515
                                                 --------          ---------          ----------          ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --            328,921             523,387            266,669
      Realized gains (losses) on sale of
         investments                              291,389            100,810             863,643              6,320
                                                 --------          ---------          ----------          ---------
            Net realized gains (losses)           291,389            429,731           1,387,030            272,989
                                                 --------          ---------          ----------          ---------
      Change in unrealized gains (losses)
         on investments                           112,891           (238,456)           (864,468)          (273,454)
                                                 --------          ---------          ----------          ---------
      Net increase (decrease) in net assets
         resulting from operations               $389,695          $ 215,577          $  544,657          $  20,050
                                                 ========          =========          ==========          =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                               LMPVIT GLOBAL                        LMPVIT STRATEGIC
                                              HIGH YIELD BOND   LMPVIT GOVERNMENT         BOND
                                             INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION
                                                 (CLASS I)          (CLASS I)          (CLASS I)
                                             -----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                 $1,162,319           $ 37,324          $ 242,742
                                                ----------           --------          ---------
EXPENSES:
      Mortality and expense risk
         charges                                    43,534              1,587             10,672
                                                ----------           --------          ---------
            Net investment income (loss)         1,118,785             35,737            232,070
                                                ----------           --------          ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   77,244                 --                 --
      Realized gains (losses) on sale of
         investments                               225,218             16,409            (17,747)
                                                ----------           --------          ---------
            Net realized gains (losses)            302,462             16,409            (17,747)
                                                ----------           --------          ---------
      Change in unrealized gains (losses)
         on investments                           (962,511)           (21,551)          (130,762)
                                                ----------           --------          ---------
      Net increase (decrease) in net assets
         resulting from operations              $  458,736           $ 30,595          $  83,561
                                                ==========           ========          =========

                                                   LMPVPI       LORD ABBETT GROWTH     LORD ABBETT
                                                TOTAL RETURN        AND INCOME        MID-CAP VALUE
                                             INVESTMENT OPTION  INVESTMENT OPTION   INVESTMENT OPTION
                                               (CLASS I) (a)      (CLASS VC) (a)      (CLASS VC) (a)
                                             -----------------  ------------------  -----------------
INVESTMENT INCOME:
      Dividends                                   $ 13,898          $      --         $       --
                                                  --------          ---------         ----------
EXPENSES:
      Mortality and expense risk
         charges                                       732              3,447             12,285
                                                  --------          ---------         ----------
            Net investment income (loss)            13,166             (3,447)           (12,285)
                                                  --------          ---------         ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   10,872                 --                 --
      Realized gains (losses) on sale of
         investments                                59,591            569,744          2,514,760
                                                  --------          ---------         ----------
            Net realized gains (losses)             70,463            569,744          2,514,760
                                                  --------          ---------         ----------
      Change in unrealized gains (losses)
         on investments                            (40,631)          (334,733)          (796,797)
                                                  --------          ---------         ----------
      Net increase (decrease) in net assets
         resulting from operations                $ 42,998          $ 231,564         $1,705,678
                                                  ========          =========         ==========

   The accompanying notes are an integral part of these financial statements.

                                             MIST BATTERYMARCH    MIST BLACKROCK     MIST BLACKROCK     MIST BLACKROCK
                                               MID-CAP STOCK        HIGH YIELD       LARGE-CAP CORE     LARGE-CAP CORE
                                             INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION
                                                 (CLASS A)        (CLASS A) (b)      (CLASS E) (b)      (CLASS A) (a)
                                             -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $  20,693          $      --           $    --           $  7,192
                                                 ---------          ---------           -------           --------
EXPENSES:
      Mortality and expense risk
         charges                                    16,696             10,825             7,821                666
                                                 ---------          ---------           -------           --------
            Net investment income (loss)             3,997            (10,825)           (7,821)             6,526
                                                 ---------          ---------           -------           --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  825,098                 --                --             62,655
      Realized gains (losses) on sale of
         investments                                47,930            (48,061)           25,947             42,377
                                                 ---------          ---------           -------           --------
            Net realized gains (losses)            873,028            (48,061)           25,947            105,032
                                                 ---------          ---------           -------           --------
      Change in unrealized gains (losses)
         on investments                           (124,645)          (306,919)           10,007            (54,909)
                                                 ---------          ---------           -------           --------
      Net increase (decrease) in net assets
         resulting from operations               $ 752,380          $(365,805)          $28,133           $ 56,649
                                                 =========          =========           =======           ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                MIST HARRIS
                                                  OAKMARK                          MIST LOOMIS SAYLES
                                               INTERNATIONAL     MIST JANUS FORTY    GLOBAL MARKETS
                                             INVESTMENT OPTION  INVESTMENT OPTION   INVESTMENT OPTION
                                                 (CLASS A)          (CLASS A)         (CLASS A) (b)
                                             -----------------  -----------------  ------------------
INVESTMENT INCOME:
      Dividends                                 $   137,442        $   19,483          $      --
                                                -----------        ----------          ---------
EXPENSES:
      Mortality and expense risk
         charges                                     40,370            28,619             11,158
                                                -----------        ----------          ---------
            Net investment income (loss)             97,072            (9,136)           (11,158)
                                                -----------        ----------          ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 1,179,304         1,873,502                 --
      Realized gains (losses) on sale of
         investments                               (174,594)          287,748           (403,331)
                                                -----------        ----------          ---------
            Net realized gains (losses)           1,004,710         2,161,250           (403,331)
                                                -----------        ----------          ---------
      Change in unrealized gains (losses)
         on investments                          (2,508,938)        1,308,212            865,956
                                                -----------        ----------          ---------
      Net increase (decrease) in net assets
         resulting from operations              $(1,407,156)       $3,460,326          $ 451,467
                                                ===========        ==========          =========

                                              MIST LORD ABBETT   MIST LORD ABBETT   MIST LORD ABBETT
                                               BOND DEBENTURE   GROWTH AND INCOME    MID-CAP VALUE
                                             INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION
                                                 (CLASS A)          (CLASS B)          (CLASS B)
                                             -----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $ 409,036          $  85,077         $    82,911
                                                 ---------          ---------         -----------
EXPENSES:
      Mortality and expense risk
         charges                                    11,145             23,139              49,442
                                                 ---------          ---------         -----------
            Net investment income (loss)           397,891             61,938              33,469
                                                 ---------          ---------         -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    9,433            437,160           1,748,056
      Realized gains (losses) on sale of
         investments                               142,099            129,680            (269,559)
                                                 ---------          ---------         -----------
            Net realized gains (losses)            151,532            566,840           1,478,497
                                                 ---------          ---------         -----------
      Change in unrealized gains (losses)
         on investments                           (256,798)          (325,220)         (3,736,719)
                                                 ---------          ---------         -----------
      Net increase (decrease) in net assets
         resulting from operations               $ 292,625          $ 303,558         $(2,224,753)
                                                 =========          =========         ===========

   The accompanying notes are an integral part of these financial statements.

                                                 MIST MET/AIM         MIST MET/AIM    MIST MFS EMERGING  MIST MFS RESEARCH
                                             CAPITAL APPRECIATION   SMALL CAP GROWTH    MARKETS EQUITY     INTERNATIONAL
                                               INVESTMENT OPTION   INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION
                                                   (CLASS A)           (CLASS A)        (CLASS A) (b)      (CLASS B) (b)
                                             --------------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                    $  2,473             $     --          $       --          $    --
                                                   --------             --------          ----------         --------
EXPENSES:
      Mortality and expense risk
         charges                                      6,199                  801               9,528           10,659
                                                   --------             --------          ----------         --------
            Net investment income (loss)             (3,726)                (801)             (9,528)         (10,659)
                                                   --------             --------          ----------         --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     6,788                3,588                  --               --
      Realized gains (losses) on sale of
         investments                                (53,832)              65,267             250,580           38,652
                                                   --------             --------          ----------         --------
            Net realized gains (losses)             (47,044)              68,855             250,580           38,652
                                                   --------             --------          ----------         --------
      Change in unrealized gains (losses)
         on investments                             344,428              (11,743)          1,282,745          390,136
                                                   --------             --------          ----------         --------
      Net increase (decrease) in net assets
         resulting from operations                 $293,658             $ 56,311          $1,523,797         $418,129
                                                   ========             ========          ==========         ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                      MIST PIMCO
                                               MIST NEUBERGER    INFLATION PROTECTED
                                             BERMAN REAL ESTATE         BOND          MIST PIONEER FUND
                                              INVESTMENT OPTION   INVESTMENT OPTION   INVESTMENT OPTION
                                                  (CLASS A)         (CLASS A) (b)         (CLASS A)
                                             ------------------  -------------------  -----------------
INVESTMENT INCOME:
      Dividends                                 $    769,273          $       --           $  560
                                                ------------          ----------           ------
EXPENSES:
      Mortality and expense risk
         charges                                     135,003              51,504              230
                                                ------------          ----------           ------
            Net investment income (loss)             634,270             (51,504)             330
                                                ------------          ----------           ------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  6,164,403                  --               --
      Realized gains (losses) on sale of
         investments                              (1,514,911)            (18,311)           5,807
                                                ------------          ----------           ------
            Net realized gains (losses)            4,649,492             (18,311)           5,807
                                                ------------          ----------           ------
      Change in unrealized gains (losses)
         on investments                          (15,240,973)          2,204,576              333
                                                ------------          ----------           ------
      Net increase (decrease) in net assets
         resulting from operations              $ (9,957,211)         $2,134,761           $6,470
                                                ============          ==========           ======


                                             MIST THIRD AVENUE    MSF BLACKROCK      MSF BLACKROCK
                                              SMALL CAP VALUE   AGGRESSIVE GROWTH        BOND
                                             INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION
                                               (CLASS B) (b)        (CLASS D)          (CLASS A)
                                             -----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                 $        --         $       --          $317,820
                                                -----------         ----------          --------
EXPENSES:
      Mortality and expense risk
         charges                                     47,177             17,999            20,828
                                                -----------         ----------          --------
            Net investment income (loss)            (47,177)           (17,999)          296,992
                                                -----------         ----------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --                 --                --
      Realized gains (losses) on sale of
         investments                               (555,147)           163,046            32,342
                                                -----------         ----------          --------
            Net realized gains (losses)            (555,147)           163,046            32,342
                                                -----------         ----------          --------
      Change in unrealized gains (losses)
         on investments                          (1,992,793)         1,369,910           265,348
                                                -----------         ----------          --------
      Net increase (decrease) in net assets
         resulting from operations              $(2,595,117)        $1,514,957          $594,682
                                                ===========         ==========          ========

   The accompanying notes are an integral part of these financial statements.

                                               MSF BLACKROCK      MSF BLACKROCK         MSF CAPITAL
                                                DIVERSIFIED        MONEY MARKET    GUARDIAN U.S. EQUITY   MSF FI LARGE CAP
                                             INVESTMENT OPTION  INVESTMENT OPTION    INVESTMENT OPTION   INVESTMENT OPTION
                                               (CLASS A) (b)        (CLASS A)            (CLASS A)           (CLASS A)
                                             -----------------  -----------------  --------------------  -----------------
INVESTMENT INCOME:
      Dividends                                   $    --           $7,611,946          $  13,163             $  4,400
                                                  -------           ----------          ---------             --------
EXPENSES:
      Mortality and expense risk
         charges                                    6,630              332,856              5,211                5,915
                                                  -------           ----------          ---------             --------
            Net investment income (loss)           (6,630)           7,279,090              7,952               (1,515)
                                                  -------           ----------          ---------             --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --                   --            163,735              182,528
      Realized gains (losses) on sale of
         investments                               13,480                   --             22,645               29,037
                                                  -------           ----------          ---------             --------
            Net realized gains (losses)            13,480                   --            186,380              211,565
                                                  -------           ----------          ---------             --------
      Change in unrealized gains (losses)
         on investments                            51,977                   --           (185,318)             (95,713)
                                                  -------           ----------          ---------             --------
      Net increase (decrease) in net assets
         resulting from operations                $58,827           $7,279,090          $   9,014             $114,337
                                                  =======           ==========          =========             ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                                          MSF METLIFE
                                                MSF FI VALUE         MSF METLIFE         CONSERVATIVE
                                                  LEADERS       AGGRESSIVE ALLOCATION     ALLOCATION
                                             INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                                 (CLASS D)            (CLASS B)            (CLASS B)
                                             -----------------  ---------------------  -----------------
INVESTMENT INCOME:
      Dividends                                 $   131,874            $ 3,573             $      --
                                                -----------            -------             ---------
EXPENSES:
      Mortality and expense risk
         charges                                     38,150              9,493                 5,971
                                                -----------            -------             ---------
            Net investment income (loss)             93,724             (5,920)               (5,971)
                                                -----------            -------             ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 1,427,715             10,272                 1,092
      Realized gains (losses) on sale of
         investments                                172,247             69,784               240,789
                                                -----------            -------             ---------
            Net realized gains (losses)           1,599,962             80,056               241,881
                                                -----------            -------             ---------
      Change in unrealized gains (losses)
         on investments                          (1,108,149)            (4,090)             (185,094)
                                                -----------            -------             ---------
      Net increase (decrease) in net assets
         resulting from operations              $   585,537            $70,046             $  50,816
                                                ===========            =======             =========

                                                MSF METLIFE                                MSF METLIFE
                                              CONSERVATIVE TO        MSF METLIFE           MODERATE TO
                                             MODERATE ALLOCATION MODERATE ALLOCATION  AGGRESSIVE ALLOCATION
                                              INVESTMENT OPTION   INVESTMENT OPTION     INVESTMENT OPTION
                                                  (CLASS B)           (CLASS B)             (CLASS B)
                                             ------------------- -------------------  ---------------------
INVESTMENT INCOME:
      Dividends                                   $      --            $  1,031              $   267
                                                  ---------            --------              -------
EXPENSES:
      Mortality and expense risk
         charges                                     13,665              21,014                2,560
                                                  ---------            --------              -------
            Net investment income (loss)            (13,665)            (19,983)              (2,293)
                                                  ---------            --------              -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    11,823              18,566                1,067
      Realized gains (losses) on sale of
         investments                                591,664               4,500               29,413
                                                  ---------            --------              -------
            Net realized gains (losses)             603,487              23,066               30,480
                                                  ---------            --------              -------
      Change in unrealized gains (losses)
         on investments                            (413,513)            144,960               (7,962)
                                                  ---------            --------              -------
      Net increase (decrease) in net assets
         resulting from operations                $ 176,309            $148,043              $20,225
                                                  =========            ========              =======

   The accompanying notes are an integral part of these financial statements.

                                                MSF METLIFE       MSF MFS TOTAL     MSF OPPENHEIMER    MSF RUSSELL 2000
                                                STOCK INDEX           RETURN         GLOBAL EQUITY          INDEX
                                             INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION
                                               (CLASS A) (b)        (CLASS F)          (CLASS B)        (CLASS A) (b)
                                             -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                   $      --        $   745,707          $ 11,509          $        --
                                                  ---------        -----------          --------          -----------
EXPENSES:
      Mortality and expense risk
         charges                                     81,140             82,791             2,471               37,825
                                                  ---------        -----------          --------          -----------
            Net investment income (loss)            (81,140)           662,916             9,038              (37,825)
                                                  ---------        -----------          --------          -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --          1,258,188            19,083                   --
      Realized gains (losses) on sale of
         investments                                 58,048          1,226,558            65,830             (172,080)
                                                  ---------        -----------          --------          -----------
            Net realized gains (losses)              58,048          2,484,746            84,913             (172,080)
                                                  ---------        -----------          --------          -----------
      Change in unrealized gains (losses)
         on investments                            (531,203)        (1,472,329)          (17,814)          (1,974,665)
                                                  ---------        -----------          --------          -----------
      Net increase (decrease) in net assets
         resulting from operations                $(554,295)       $ 1,675,333          $ 76,137          $(2,184,570)
                                                  =========        ===========          ========         ============

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                MSF WESTERN ASSET  MSF WESTERN ASSET  MORGAN STANLEY UIF
                                             MSF T. ROWE PRICE   MANAGEMENT HIGH     MANAGEMENT U.S    EMERGING MARKETS
                                              LARGE CAP GROWTH     YIELD BOND          GOVERNMENT           EQUITY
                                             INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION   INVESTMENT OPTION
                                                 (CLASS B)        (CLASS A) (a)        (CLASS A)         (CLASS I) (a)
                                             -----------------  -----------------  -----------------  ------------------
INVESTMENT INCOME:
      Dividends                                   $  3,828         $ 1,967,743          $535,051            $      --
                                                 ---------         -----------          --------         ------------
EXPENSES:
      Mortality and expense risk
         charges                                     5,761              10,798            10,604                  933
                                                  --------         -----------          --------            ---------
            Net investment income (loss)            (1,933)          1,956,945           524,447                 (933)
                                                  --------         -----------          --------            ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   17,658             168,716                --                   --
      Realized gains (losses) on sale of
         investments                               195,319            (311,721)           66,439              366,479
                                                  --------         -----------          --------            ---------
            Net realized gains (losses)            212,977            (143,005)           66,439              366,479
                                                  --------         -----------          --------            ---------
      Change in unrealized gains (losses)
         on investments                            (48,211)         (1,068,568)          370,980             (230,310)
                                                  --------         -----------          --------            ---------
      Net increase (decrease) in net assets
         resulting from operations                $162,833         $   745,372          $961,866            $ 135,236
                                                  ========         ===========          ========            =========


                                                                         PIMCO VIT
                                               PIMCO VIT LOW            REAL RETURN
                                                  DURATION           INVESTMENT OPTION
                                             INVESTMENT OPTION  (ADMINISTRATIVE CLASS) (a)
                                             -----------------  --------------------------
INVESTMENT INCOME:
      Dividends                                  $1,193,940             $   767,185
                                                 ----------             -----------
EXPENSES:
      Mortality and expense risk
         charges                                     53,357                  33,346
                                                 ----------             -----------
            Net investment income (loss)          1,140,583                 733,839
                                                 ----------             -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --                      --
      Realized gains (losses) on sale of
         investments                                (24,671)             (2,209,876)
                                                 ----------             -----------
            Net realized gains (losses)             (24,671)             (2,209,876)
                                                 ----------             -----------
      Change in unrealized gains (losses)
         on investments                             368,924               2,726,285
                                                 ----------             -----------
      Net increase (decrease) in net assets
         resulting from operations               $1,484,836             $ 1,250,248
                                                 ==========             ===========

   The accompanying notes are an integral part of these financial statements.

                                                    PIMCO VIT         PIONEER MID CAP   PUTNAM VT DISCOVERY        PUTNAM VT
                                                  TOTAL RETURN           VALUE VCT            GROWTH         INTERNATIONAL EQUITY
                                                INVESTMENT OPTION    INVESTMENT OPTION   INVESTMENT OPTION     INVESTMENT OPTION
                                             (ADMINISTRATIVE CLASS)      (CLASS II)          (CLASS IB)         (CLASS IB) (a)
                                             ----------------------  -----------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends                                    $ 6,670,548           $  51,784            $    --            $   221,329
                                                   -----------           ---------            -------            -----------
EXPENSES:
      Mortality and expense risk
         charges                                       273,067              15,137                685                  4,985
                                                   -----------           ---------            -------            -----------
            Net investment income (loss)             6,397,481              36,647               (685)               216,344
                                                   -----------           ---------            -------            -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                           --             925,333             23,854                958,126
      Realized gains (losses) on sale of
         investments                                  (938,637)           (373,131)             8,376                812,963
                                                   -----------           ---------            -------            -----------
            Net realized gains (losses)               (938,637)            552,202             32,230              1,771,089
                                                   -----------           ---------            -------            -----------
      Change in unrealized gains (losses)
         on investments                              5,415,631            (179,802)            (7,085)            (1,350,606)
                                                   -----------           ---------            -------            -----------
      Net increase (decrease) in net assets
         resulting from operations                 $10,874,475           $ 409,047            $24,460            $   636,827
                                                   ===========           =========            =======            ===========

(a) For the period January 1, 2007 to April 27, 2007.

(b) For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                 PUTNAM VT
                                              SMALL CAP VALUE
                                             INVESTMENT OPTION   ROYCE MICRO CAP    ROYCE SMALL CAP
                                               (CLASS IB) (a)   INVESTMENT OPTION  INVESTMENT OPTION
                                             -----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                 $   219,605         $   96,642         $   3,292
                                                -----------         ----------         ---------
EXPENSES:
      Mortality and expense risk
         charges                                     26,954             24,304            13,018
                                                -----------         ----------         ---------
            Net investment income (loss)            192,651             72,338            (9,726)
                                                -----------         ----------         ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 4,392,097            550,689           286,382
      Realized gains (losses) on sale of
         investments                              3,248,086          1,316,168            73,106
                                                -----------         ----------         ---------
            Net realized gains (losses)           7,640,183          1,866,857           359,488
                                                -----------         ----------         ---------
      Change in unrealized gains (losses)
         on investments                          (5,024,482)          (707,530)         (621,157)
                                                -----------         ----------         ---------
      Net increase (decrease) in net assets
         resulting from operations              $ 2,808,352         $1,231,665         $(271,395)
                                                ===========         ==========         =========

                                                VANGUARD VIF    VANGUARD VIF EQUITY     VANGUARD VIF
                                             DIVERSIFIED VALUE        INDEX            INTERNATIONAL
                                             INVESTMENT OPTION   INVESTMENT OPTION   INVESTMENT OPTION
                                             -----------------  -------------------  -----------------
INVESTMENT INCOME:
      Dividends                                 $   393,757          $  417,548           $ 8,592
                                                -----------          ----------           -------
EXPENSES:
      Mortality and expense risk
         charges                                     53,383              67,995             1,688
                                                -----------          ----------           -------
            Net investment income (loss)            340,374             349,553             6,904
                                                -----------          ----------           -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   673,197           1,039,428            19,332
      Realized gains (losses) on sale of
         investments                              1,249,223             947,247             4,575
                                                -----------          ----------           -------
            Net realized gains (losses)           1,922,420           1,986,675            23,907
                                                -----------          ----------           -------
      Change in unrealized gains (losses)
         on investments                          (1,063,651)           (734,640)           63,813
                                                -----------          ----------           -------
      Net increase (decrease) in net assets
         resulting from operations              $ 1,199,143          $1,601,588           $94,624
                                                ===========          ==========           =======

   The accompanying notes are an integral part of these financial statements.

                                                                   VANGUARD VIF
                                               VANGUARD VIF         SHORT-TERM     VANGUARD VIF SMALL
                                               MID-CAP INDEX     INVESTMENT-GRADE    COMPANY GROWTH    THE MERGER FUND VL
                                             INVESTMENT OPTION  INVESTMENT OPTION   INVESTMENT OPTION   INVESTMENT OPTION
                                             -----------------  -----------------  ------------------  ------------------
INVESTMENT INCOME:
      Dividends                                  $  211,508            $  353           $  11,735             $    --
                                                 ----------            ------           ---------             -------
EXPENSES:
      Mortality and expense risk
         charges                                     40,057               176               9,158                 457
                                                 ----------            ------           ---------             -------
            Net investment income (loss)            171,451               177               2,577                (457)
                                                 ----------            ------           ---------             -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 1,781,547                --             207,159              16,584
      Realized gains (losses) on sale of
         investments                                 59,915                 2            (199,262)             (8,017)
                                                 ----------            ------           ---------             -------
            Net realized gains (losses)           1,841,462                 2               7,897               8,567
                                                 ----------            ------           ---------             -------
      Change in unrealized gains (losses)
            on investments                         (345,109)            1,478            (165,661)             (9,461)
                                                 ----------            ------           ---------             -------
      Net increase (decrease) in net assets
         resulting from operations               $1,667,804            $1,657           $(155,187)            $(1,351)
                                                 ==========            ======           =========             =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                     This page is intentionally left blank.

              METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                    AIM V.I. INTERNATIONAL GROWTH  AMERICAN CENTURY VP ULTRA  AMERICAN FUNDS GLOBAL GROWTH
                                          INVESTMENT OPTION            INVESTMENT OPTION            INVESTMENT OPTION
                                              (SERIES I)                   (CLASS I)                    (CLASS 2)
                                    -----------------------------  -------------------------  ----------------------------
                                          2007        2006             2007         2006           2007          2006
                                    -------------  --------------  -----------  ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   161,761  $   121,406     $    (7,087) $    (9,727)   $    481,628  $    91,460
   Net realized gain (loss)             1,257,313       53,136         163,603       92,276       4,278,184      413,621
   Change in unrealized gains
      (losses) on investments             836,287    1,933,406         514,556     (287,357)     (1,486,743)   2,191,474
                                      -----------  -----------     -----------  -----------    ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                2,255,361    2,107,948         671,072     (204,808)      3,273,069    2,696,555
                                      -----------  -----------     -----------  -----------    ------------  -----------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                  581,441      981,512              --           --       1,031,394      814,537
   Transfers from other funding
      options                          48,149,555   11,932,471          96,342      244,209       6,825,558    9,216,917
   Growth rate intra-fund
      transfers in                           (328)     470,102              --           --            (474)     973,377
   Policy surrenders                   (3,036,945)     (53,863)        (43,018)     (76,455)     (2,721,612)    (546,231)
   Transfers to other funding
      options                          (7,851,527)    (869,956)     (1,467,546)  (1,361,178)    (14,546,941)  (2,013,388)
   Growth rate intra-fund
      transfers out                           328     (470,103)             --           --             474     (973,378)
   Other receipts (payments)              (13,335)      (1,988)             --      (30,659)        (20,218)     (13,138)
                                      -----------  -----------     -----------  -----------    ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from policy transactions      37,829,189   11,988,175      (1,414,222)  (1,224,083)     (9,431,819)   7,458,696
                                      -----------  -----------     -----------  -----------    ------------  -----------
      Net increase (decrease)
         in net assets                 40,084,550   14,096,123        (743,150)  (1,428,891)     (6,158,750)  10,155,251
NET ASSETS:
   Beginning of period                 15,370,810    1,274,687       4,351,308    5,780,199      21,279,370   11,124,119
                                      -----------  -----------     -----------  -----------    ------------  -----------
   End of period                      $55,455,360  $15,370,810     $ 3,608,158  $ 4,351,308    $ 15,120,620  $21,279,370
                                      ===========  ===========     ===========  ===========    ============  ===========


(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                       AMERICAN FUNDS GROWTH    AMERICAN FUNDS GROWTH-INCOME
                                         INVESTMENT OPTION            INVESTMENT OPTION
                                             (CLASS 2)                    (CLASS 2)
                                    --------------------------  ----------------------------
                                        2007          2006           2007          2006
                                    ------------  ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $    420,874  $    434,514   $    665,220  $    545,878
   Net realized gain (loss)           11,291,955     4,342,017      3,575,593     3,036,298
   Change in unrealized gains
      (losses) on investments         (1,732,357)      942,184     (3,065,386)    2,166,725
                                    ------------  ------------   ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations               9,980,472     5,718,715      1,175,427     5,748,901
                                    ------------  ------------   ------------  ------------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners               5,030,878     8,606,443      3,189,013     6,810,140
   Transfers from other funding
      options                         15,472,997    37,744,712     25,205,640    28,831,330
   Growth rate intra-fund
      transfers in                            --       508,577             --         9,800
   Policy surrenders                  (1,767,158)   (7,379,385)    (1,068,871)   (6,644,821)
   Transfers to other funding
      options                        (32,743,608)  (25,313,668)   (18,227,315)  (30,030,361)
   Growth rate intra-fund
      transfers out                           --      (508,577)            --        (9,800)
   Other receipts (payments)            (652,108)      (87,717)      (538,816)      (28,201)
                                    ------------  ------------   ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from policy transactions    (14,658,999)   13,570,385      8,559,651    (1,061,913)
                                    ------------  ------------   ------------  ------------
      Net increase (decrease)
         in net assets                (4,678,527)   19,289,100      9,735,078     4,686,988
NET ASSETS:
   Beginning of period                77,475,135    58,186,035     41,046,264    36,359,276
                                    ------------  ------------   ------------  ------------
   End of period                    $ 72,796,608  $ 77,475,135   $ 50,781,342  $ 41,046,264
                                    ============  ============   ============  ============

                                    CREDIT SUISSE TRUST EMERGING  DELAWARE VIP SMALL CAP VALUE
                                              MARKETS                  INVESTMENT OPTION
                                         INVESTMENT OPTION             (STANDARD CLASS)
                                    ----------------------------  ----------------------------
                                       2007 (a)       2006              2007         2006
                                    ------------  --------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (2,604) $    (12,304)     $    27,458  $     2,890
   Net realized gain (loss)            1,078,385    11,043,637          838,987      635,045
   Change in unrealized gains
      (losses) on investments           (861,085)   (4,273,658)      (2,242,480)     487,965
                                     -----------  ------------      -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 214,696     6,757,675       (1,376,035)   1,125,900
                                     -----------  ------------      -----------  -----------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                  33,277       831,552        1,859,758    2,321,107
   Transfers from other funding
      options                            543,900    17,959,577        6,758,302    3,990,888
   Growth rate intra-fund
      transfers in                            --        28,724               --       17,966
   Policy surrenders                     (17,428)     (244,293)        (263,548)    (160,923)
   Transfers to other funding
      options                         (4,411,312)  (46,202,634)      (3,750,113)  (2,018,248)
   Growth rate intra-fund
      transfers out                           --       (28,713)              --      (17,966)
   Other receipts (payments)              (3,894)       (5,200)         (50,850)          --
                                     -----------  ------------      -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from policy transactions     (3,855,457)  (27,660,987)       4,553,549    4,132,824
                                     ---------    ------------      -----------  -----------
      Net increase (decrease)
         in net assets                (3,640,761)  (20,903,312)       3,177,514    5,258,724
NET ASSETS:
   Beginning of period                 3,640,761    24,544,073       10,532,970    5,274,246
                                     -----------  ------------      -----------  -----------
   End of period                     $        --  $  3,640,761      $13,710,484  $10,532,970
                                     ===========  ============      ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                       DREYFUS STOCK INDEX       DREYFUS VIF APPRECIATION   DREYFUS VIF DEVELOPING LEADERS
                                        INVESTMENT OPTION            INVESTMENT OPTION             INVESTMENT OPTION
                                        (INITIAL SHARES)             (INITIAL SHARES)              (INITIAL SHARES)
                                    --------------------------  --------------------------  ------------------------------
                                       2007 (a)        2006          2007          2006           2007            2006
                                    ------------  ------------  ------------  ------------    ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $    223,898  $    657,571  $    350,417  $     21,088    $     11,535  $     50,698
   Net realized gain (loss)           12,127,499       591,702     3,339,271       273,655         912,508     2,655,154
   Change in unrealized gains
      (losses) on investments         (8,716,781)    5,459,217    (2,378,252)    2,672,926      (1,338,853)   (3,218,930)
                                    ------------  ------------  ------------  ------------    ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations               3,634,616     6,708,490     1,311,436     2,967,669        (414,810)     (513,078)
                                    ------------  ------------  ------------  ------------    ------------  ------------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners               1,770,499     4,148,671     1,338,368     1,862,618         379,082       484,838
   Transfers from other funding
      options                         13,439,913    21,432,476     1,561,502    21,901,561         440,915    10,233,021
   Growth rate intra-fund
      transfers in                            --    16,331,306       (13,669)   20,055,136              --        23,628
   Policy surrenders                    (523,552)   (2,020,476)  (10,603,029)     (325,354)        (63,295)     (247,758)
   Transfers to other funding
      options                        (73,931,786)   (4,614,972)  (15,514,187)   (4,234,331)    (13,136,512)  (19,879,187)
   Growth rate intra-fund
      transfers out                           --   (16,330,784)       13,675   (20,055,151)             --       (23,628)
   Other receipts (payments)                  --      (174,617)      (57,156)      (46,206)         (3,598)      (10,786)
                                    ------------  ------------  ------------  ------------    ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from policy transactions    (59,244,926)   18,771,604   (23,274,496)   19,158,273     (12,383,408)   (9,419,872)
                                    ------------  ------------  ------------  ------------    ------------  ------------
      Net increase (decrease)
         in net assets               (55,610,310)   25,480,094   (21,963,060)   22,125,942     (12,798,218)   (9,932,950)
NET ASSETS:
   Beginning of period                55,610,310    30,130,216    26,028,032     3,902,090      14,949,610    24,882,560
                                    ------------  ------------  ------------  ------------    ------------  ------------
   End of period                    $         --  $ 55,610,310  $  4,064,972  $ 26,028,032    $  2,151,392  $ 14,949,610
                                    ============  ============  ============  ============    ============  ============

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     DWS VIT SMALL CAP INDEX    FIDELITY VIP ASSET MANAGER SM
                                        INVESTMENT OPTION             INVESTMENT OPTION
                                           (CLASS A)                   (INITIAL CLASS)
                                    --------------------------  -----------------------------
                                       2007 (a)       2006           2007 (a)      2006
                                    ------------  ------------    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $    224,832  $    191,003    $   114,017  $    65,602
   Net realized gain (loss)            5,771,913     6,274,698        339,819       23,857
   Change in unrealized gains
      (losses) on investments         (4,498,858)     (225,416)      (254,382)     119,274
                                    ------------  ------------    -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations               1,497,887     6,240,285        199,454      208,733
                                    ------------  ------------    -----------  -----------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                 291,286     1,425,521        177,940      455,686
   Transfers from other funding
      options                          3,536,157    19,618,543        266,127    1,176,215
   Growth rate intra-fund
      transfers in                            --        18,694             --      256,518
   Policy surrenders                     (93,763)   (1,017,312)       (13,250)    (129,051)
   Transfers to other funding
      options                        (32,911,865)  (31,371,331)    (4,298,911)    (746,842)
   Growth rate intra-fund
      transfers out                           --       (18,688)            --     (256,518)
   Other receipts (payments)              (5,368)      (30,453)            --           --
                                    ------------  ------------    -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from policy transactions    (29,183,553)  (11,375,026)    (3,868,094)     756,008
                                    ------------  ------------    -----------  -----------
      Net increase (decrease)
         in net assets               (27,685,666)   (5,134,741)    (3,668,640)     964,741
NET ASSETS:
   Beginning of period                27,685,666    32,820,407      3,668,640    2,703,899
                                    ------------  ------------    -----------  -----------
   End of period                    $         --  $ 27,685,666    $        --  $ 3,668,640
                                    ============  ============    ===========  ===========
                                      FIDELITY VIP CONTRAFUND      FIDELITY VIP CONTRAFUND
                                         INVESTMENT OPTION            INVESTMENT OPTION
                                          (INITIAL CLASS)             (SERVICE CLASS 2)
                                    ---------------------------  --------------------------
                                        2007          2006 (b)        2007        2006
                                    ------------   ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $    127,949   $     82,825  $    242,845  $    251,008
   Net realized gain (loss)            5,093,396        982,109    12,286,399     3,903,406
   Change in unrealized gains
      (losses) on investments         (2,100,054)      (622,275)   (5,832,475)     (508,371)
                                    ------------   ------------  ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations               3,121,291        442,659     6,696,769     3,646,043
                                    ------------   ------------  ------------  ------------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                 286,684        731,814     2,838,426     3,014,778
   Transfers from other funding
      options                         10,238,025     14,980,870    12,771,261    21,127,578
   Growth rate intra-fund
      transfers in                        (7,236)    11,021,675            --        21,690
   Policy surrenders                  (6,453,770)       (57,021)     (849,207)     (750,057)
   Transfers to other funding
      options                         (2,272,124)    (2,475,681)  (14,128,504)   (7,893,525)
   Growth rate intra-fund
      transfers out                        7,239    (11,021,683)           --       (21,689)
   Other receipts (payments)             (34,444)       (18,859)      (25,861)      (14,532)
                                    ------------   ------------  ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from policy transactions      1,764,374     13,161,115       606,115    15,484,243
                                    ------------   ------------  ------------  ------------
      Net increase (decrease)
         in net assets                 4,885,665     13,603,774     7,302,884    19,130,286
NET ASSETS:
   Beginning of period                13,603,774             --    37,940,697    18,810,411
                                    ------------   ------------  ------------  ------------
   End of period                    $ 18,489,439   $ 13,603,774  $ 45,243,581  $ 37,940,697
                                    ============   ============  ============  ============

   The accompanying notes are an integral part of these financial statements.

                                     FIDELITY VIP GROWTH & INCOME     FIDELITY VIP MID CAP      FIDELITY VIP OVERSEAS
                                           INVESTMENT OPTION           INVESTMENT OPTION          INVESTMENT OPTION
                                           (SERVICE CLASS 2)           (SERVICE CLASS 2)          (SERVICE CLASS 2)
                                     ----------------------------  --------------------------  ------------------------
                                          2007           2006          2007          2006          2007         2006
                                     -------------  -------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   102,843    $    46,796   $    146,971  $    (47,087) $   722,940  $    77,908
   Net realized gain (loss)               998,238        261,645      6,942,953     3,527,964    1,978,010      946,077
   Change in unrealized gains
      (losses) on investments            (141,304)     1,235,377      2,430,556    (1,066,759)   1,101,545    1,925,940
                                      -----------    -----------   ------------  ------------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                  959,777      1,543,818      9,520,480     2,414,118    3,802,495    2,949,925
                                      -----------    -----------   ------------  ------------  -----------  -----------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                       --          6,649      2,516,162     4,940,268      872,585    1,652,898
   Transfers from other funding
      options                             282,398      3,693,681     36,380,411    45,685,738   10,611,330    7,223,326
   Growth rate intra-fund
      transfers in                             --             --        (10,617)   16,949,364           --       26,858
   Policy surrenders                     (110,096)       (97,432)    (8,098,523)   (6,512,266)    (237,448)    (144,974)
   Transfers to other funding
      options                          (6,853,915)    (1,297,614)   (22,848,033)  (21,121,861)  (3,851,705)  (6,189,003)
   Growth rate intra-fund
      transfers out                            --             --         10,621   (16,949,375)          --      (26,858)
   Other receipts (payments)                   --             --        (55,770)      (95,797)      (4,593)          --
                                      -----------    -----------   ------------  ------------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from policy transactions      (6,681,613)     2,305,284      7,894,251    22,896,071    7,390,169    2,542,247
                                      -----------    -----------   ------------  ------------  -----------  -----------
      Net increase (decrease)
         in net assets                 (5,721,836)     3,849,102     17,414,731    25,310,189   11,192,664    5,492,172
NET ASSETS:
   Beginning of period                 13,415,928      9,566,826     47,982,767    22,672,578   20,005,505   14,513,333
                                      -----------    -----------   ------------  ------------  -----------  -----------
   End of period                      $ 7,694,092    $13,415,928   $ 65,397,498  $ 47,982,767  $31,198,169  $20,005,505
                                      ===========    ===========   ============  ============  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     FTVIP TEMPLETON GLOBAL ASSET  FTVIPT FRANKLIN SMALL-MID CAP
                                              ALLOCATION                 GROWTH SECURITIES
                                           INVESTMENT OPTION             INVESTMENT OPTION
                                               (CLASS 1)                     (CLASS 2)
                                     ----------------------------  -----------------------------
                                        2007 (a)      2006 (b)          2007           2006
                                     -------------  -------------  -------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $    (3,789) $   35,112      $   (22,188)  $    (27,196)
   Net realized gain (loss)                557,939      32,671        2,152,141      2,428,320
   Change in unrealized gains
      (losses) on investments             (244,459)    244,459         (690,312)      (637,562)
                                       -----------  ----------      -----------   ------------
      Net increase (decrease)
         in net assets resulting
         from operations                   309,691     312,242        1,439,641      1,763,562
                                       -----------  ----------      -----------   ------------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                   196,997      25,777          790,664      2,232,752
   Transfers from other funding
      options                            1,308,446   3,988,982        2,371,301      4,034,800
   Growth rate intra-fund
      transfers in                            (265)    395,554               --         18,492
   Policy surrenders                       (12,051)     (8,543)        (359,210)      (763,036)
   Transfers to other funding
      options                           (5,963,503)   (150,108)      (6,084,586)   (14,227,842)
   Growth rate intra-fund
      transfers out                            265    (395,555)              --        (18,489)
   Other receipts (payments)                (6,522)     (1,407)        (177,997)        (2,242)
                                       -----------  ----------      -----------   ------------
      Net increase (decrease)
         in net assets resulting
         from policy transactions       (4,476,633)  3,854,700       (3,459,828)    (8,725,565)
                                       -----------  ----------      -----------   ------------
      Net increase (decrease)
         in net assets                  (4,166,942)  4,166,942       (2,020,187)    (6,962,003)
NET ASSETS:
   Beginning of period                   4,166,942          --       13,388,225     20,350,228
                                       -----------  ----------      -----------   ------------
   End of period                       $        --  $4,166,942      $11,368,038   $ 13,388,225
                                       ===========  ==========      ===========   ============

                                     FTVIPT TEMPLETON DEVELOPING   FTVIPT TEMPLETON FOREIGN
                                          MARKETS SECURITIES              SECURITIES
                                          INVESTMENT OPTION           INVESTMENT OPTION
                                              (CLASS 2)                   (CLASS 2)
                                     ---------------------------  --------------------------
                                          2007         2006            2007         2006
                                     ------------  -------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    722,460  $    306,955   $    269,576  $    287,250
   Net realized gain (loss)             6,243,214     1,655,933      5,366,707     1,692,074
   Change in unrealized gains
      (losses) on investments           2,286,092     5,468,216     (2,220,549)    2,784,729
                                     ------------  ------------   ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations                9,251,766     7,431,104      3,415,734     4,764,053
                                     ------------  ------------   ------------  ------------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                1,552,117     2,472,232      2,436,329     3,563,699
   Transfers from other funding
      options                          17,470,830    15,603,609      5,840,170     6,830,768
   Growth rate intra-fund
      transfers in                             --        41,203             --       158,682
   Policy surrenders                     (378,877)     (406,480)      (311,667)     (882,025)
   Transfers to other funding
      options                         (17,117,161)  (12,097,456)   (20,343,118)  (11,169,209)
   Growth rate intra-fund
      transfers out                            --       (41,203)            --      (158,682)
   Other receipts (payments)              (11,060)      (73,992)      (360,065)       (8,724)
                                     ------------  ------------   ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from policy transactions       1,515,849     5,497,913    (12,738,351)   (1,665,491)
                                     ------------  ------------   ------------  ------------
      Net increase (decrease)
         in net assets                 10,767,615    12,929,017     (9,322,617)    3,098,562
NET ASSETS:
   Beginning of period                 36,284,418    23,355,401     27,755,812    24,657,250
                                     ------------  ------------   ------------  ------------
   End of period                     $ 47,052,033  $ 36,284,418   $ 18,433,195  $ 27,755,812
                                     ============  ============   ============  ============

   The accompanying notes are an integral part of these financial statements.

                                     FTVIPT TEMPLETON GLOBAL
                                        INCOME SECURITIES     JANUS ASPEN GLOBAL TECHNOLOGY  JANUS ASPEN WORLDWIDE GROWTH
                                        INVESTMENT OPTION           INVESTMENT OPTION             INVESTMENT OPTION
                                            (CLASS 1)                (SERVICE SHARES)              (SERVICE SHARES)
                                    ------------------------  -----------------------------  ----------------------------
                                        2007         2006           2007         2006              2007        2006
                                    -----------  -----------    -----------  -----------       -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $   178,575  $    57,914    $     1,548  $    (3,530)      $     7,800  $   26,788
   Net realized gain (loss)             (47,978)      11,878        375,045      257,561           202,767      88,726
   Change in unrealized gains
      (losses) on investments           226,395      209,863        (43,025)     (94,808)          (13,743)    230,218
                                    -----------  -----------    -----------  -----------       -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                356,992      279,655        333,568      159,223           196,824     345,732
                                    -----------  -----------    -----------  -----------       -----------  ----------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                327,381      155,703        236,778      188,178           152,452     174,304
   Transfers from other funding
      options                         8,337,110    4,269,094      3,210,523    1,556,670           967,603     905,221
   Growth rate intra-fund
      transfers in                         (111)     189,827             --       15,856                --          33
   Policy surrenders                 (1,718,497)     (58,478)       (21,810)     (27,494)          (35,005)    (37,132)
   Transfers to other funding
      options                        (1,281,721)  (1,306,164)    (3,757,615)  (2,187,722)       (1,148,641)   (894,438)
   Growth rate intra-fund
      transfers out                         111     (189,827)            --      (15,856)               --         (33)
   Other receipts (payments)            (14,182)        (856)        (2,299)      (3,601)           (1,970)     (7,215)
                                    -----------  -----------    -----------  -----------       -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from policy transactions     5,650,091    3,059,299       (334,423)    (473,969)          (65,561)    140,740
                                    -----------  -----------    -----------  -----------       -----------  ----------
      Net increase (decrease)
         in net assets                6,007,083    3,338,954           (855)    (314,746)          131,263     486,472
NET ASSETS:
   Beginning of period                4,284,829      945,875      1,628,030    1,942,776         2,189,434   1,702,962
                                    -----------  -----------    -----------  -----------       -----------  ----------
   End of period                    $10,291,912  $ 4,284,829    $ 1,627,175  $ 1,628,030       $ 2,320,697  $2,189,434
                                    ===========  ===========    ===========  ===========       ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                    LMPVET AGGRESSIVE GROWTH  LMPVET APPRECIATION
                                       INVESTMENT OPTION       INVESTMENT OPTION
                                           (CLASS I)               (CLASS I)
                                    ------------------------  -------------------
                                        2007         2006          2007   2006
                                    -----------  -----------     -------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $   (13,324) $   (11,958)    $   415  $ --
   Net realized gain (loss)             412,346      430,086       3,155    --
   Change in unrealized gains
      (losses) on investments          (284,944)      93,221      (4,710)   --
                                    -----------  -----------     -------  ----
      Net increase (decrease)
         in net assets resulting
         from operations                114,078      511,349      (1,140)   --
                                    -----------  -----------     -------  ----
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                575,791    1,056,346          --    --
   Transfers from other funding
      options                         1,986,201    3,981,906      46,486    --
   Growth rate intra-fund
      transfers in                           --       15,996          --    --
   Policy surrenders                   (245,600)  (1,071,505)        (88)   --
   Transfers to other funding
      options                        (3,149,399)  (3,381,204)     (2,269)   --
   Growth rate intra-fund
      transfers out                          --      (15,996)         --    --
   Other receipts (payments)             (1,640)          --          --    --
                                    -----------  -----------     -------  ----
      Net increase (decrease)
         in net assets resulting
         from policy transactions      (834,647)     585,543      44,129    --
                                    -----------  -----------     -------  ----
      Net increase (decrease)
         in net assets                 (720,569)   1,096,892      42,989    --
NET ASSETS:
   Beginning of period                6,545,324    5,448,432          --    --
                                    -----------  -----------     -------  ----
   End of period                    $ 5,824,755  $ 6,545,324     $42,989  $ --
                                    ===========  ===========     =======  ====

                                       LMPVET EQUITY INDEX     LMPVET FUNDAMENTAL VALUE
                                        INVESTMENT OPTION         INVESTMENT OPTION
                                            (CLASS I)                 (CLASS I)
                                    -------------------------  ------------------------
                                        2007         2006          2007         2006
                                    -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $   426,226  $    320,741  $    44,959  $    64,764
   Net realized gain (loss)           3,189,886     8,862,231      732,389      335,303
   Change in unrealized gains
      (losses) on investments        (2,293,350)   (3,788,241)    (751,679)     344,640
                                    -----------  ------------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations              1,322,762     5,394,731       25,669      744,707
                                    -----------  ------------  -----------  -----------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners              1,266,279     1,993,915      247,304      188,626
   Transfers from other funding
      options                         7,420,811    29,238,856   11,635,998    1,121,972
   Growth rate intra-fund
      transfers in                           --       379,789           --       22,355
   Policy surrenders                 (1,592,656)   (5,932,994)  (4,923,420)     (90,047)
   Transfers to other funding
      options                        (9,850,524)  (77,511,671)  (7,213,360)  (2,137,932)
   Growth rate intra-fund
      transfers out                          --      (379,779)          --      (22,355)
   Other receipts (payments)            (16,765)     (183,340)      (6,776)     (17,901)
                                    -----------  ------------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from policy transactions    (2,772,855)  (52,395,224)    (260,254)    (935,282)
                                    -----------  ------------  -----------  -----------
      Net increase (decrease)
         in net assets               (1,450,093)  (47,000,493)    (234,585)    (190,575)
NET ASSETS:
   Beginning of period               27,462,892    74,463,385    4,938,969    5,129,544
                                    -----------  ------------  -----------  -----------
   End of period                    $26,012,799  $ 27,462,892  $ 4,704,384  $ 4,938,969
                                    ===========  ============  ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                    LMPVET INTERNATIONAL ALL CAP       LMPVET INVESTORS      LMPVET LARGE CAP GROWTH
                                             OPPORTUNITY              INVESTMENT OPTION         INVESTMENT OPTION
                                          INVESTMENT OPTION                (CLASS I)                 (CLASS I)
                                    ----------------------------  -------------------------  ------------------------
                                           2007       2006            2007         2006          2007         2006
                                        ---------  ---------      -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $   6,909  $  17,685      $    75,502  $    107,505  $   (14,585) $    (7,606)
   Net realized gain (loss)               535,560     57,495          670,076     5,283,539      291,389      283,307
   Change in unrealized gains
      (losses) on investments            (474,683)    16,271         (437,140)   (2,600,283)     112,891      (58,484)
                                        ---------  ---------      -----------  ------------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                   67,786     91,451          308,438     2,790,761      389,695      217,217
                                        ---------  ---------      -----------  ------------  -----------  -----------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                   52,910     68,384          264,326       413,675      788,742    1,276,365
   Transfers from other funding
      options                             307,369    709,397        1,268,768     8,594,259    2,551,629    3,119,652
   Growth rate intra-fund
      transfers in                             --     25,854               --        27,421           --      179,591
   Policy surrenders                       (9,771)   (15,365)         (89,776)     (175,206)    (128,715)    (951,106)
   Transfers to other funding
      options                            (390,386)  (239,626)      (2,177,338)  (34,817,535)  (2,650,618)  (5,339,355)
   Growth rate intra-fund
      transfers out                            --    (25,854)              --       (27,416)          --     (179,591)
   Other receipts (payments)               (2,885)        --           (5,827)      (18,594)      (4,421)          --
                                        ---------  ---------      -----------  ------------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from policy transactions         (42,763)   522,790         (739,847)  (26,003,396)     556,617   (1,894,444)
                                        ---------  ---------      -----------  ------------  -----------  -----------
      Net increase (decrease)
         in net assets                     25,023    614,241         (431,409)  (23,212,635)     946,312   (1,677,227)
NET ASSETS:
   Beginning of period                    962,972    348,731        7,668,605    30,881,240    7,378,268    9,055,495
                                        ---------  ---------      -----------  ------------  -----------  -----------
   End of period                        $ 987,995  $ 962,972      $ 7,237,196  $  7,668,605  $ 8,324,580  $ 7,378,268
                                        =========  =========      ===========  ============  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                         LMPVPI ALL CAP
                                    LMPVET SOCIAL AWARENESS STOCK      INVESTMENT OPTION
                                            INVESTMENT OPTION              (CLASS I)
                                    -----------------------------  -------------------------
                                          2007        2006           2007 (a)        2006
                                       ----------  ----------      ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $   24,302  $    6,659      $     22,095  $   114,696
   Net realized gain (loss)               429,731      32,290         1,387,030    1,265,322
   Change in unrealized gains
      (losses) on investments            (238,456)    100,141          (864,468)      96,068
                                       ----------  ----------      ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                  215,577     139,090           544,657    1,476,086
                                       ----------  ----------      ------------  -----------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                   47,821      99,602           396,744      997,658
   Transfers from other funding
      options                             388,449     337,093           403,321    7,321,187
   Growth rate intra-fund
      transfers in                             --          --            (5,345)   7,967,940
   Policy surrenders                      (20,639)    (22,707)          (29,922)    (253,903)
   Transfers to other funding
      options                            (631,647)   (407,539)      (11,854,141)  (6,640,572)
   Growth rate intra-fund
      transfers out                            --          --             5,347   (7,967,944)
   Other receipts (payments)                 (530)     (8,156)          (21,350)     (22,142)
                                       ----------  ----------      ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from policy transactions        (216,546)     (1,707)      (11,105,346)   1,402,224
                                       ----------  ----------      ------------  -----------
      Net increase (decrease)
         in net assets                       (969)    137,383       (10,560,689)   2,878,310
NET ASSETS:
   Beginning of period                  2,125,871   1,988,488        10,560,689    7,682,379
                                       ----------  ----------      ------------  -----------
   End of period                       $2,124,902  $2,125,871      $         --  $10,560,689
                                       ==========  ==========      ============  ===========

                                    LMPVET CAPITAL AND INCOME  LMPVIT GLOBAL HIGH YIELD BOND
                                        INVESTMENT OPTION            INVESTMENT OPTION
                                            (CLASS I)                    (CLASS I)
                                    -------------------------  -----------------------------
                                          2007 (c)   2006           2007        2006 (b)
                                        -----------  ----       ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $    20,515   $--       $  1,118,785  $  1,110,185
   Net realized gain (loss)                 272,989    --            302,462       182,387
   Change in unrealized gains
      (losses) on investments              (273,454)   --           (962,511)      (18,355)
                                        -----------   ---       ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations                     20,050    --            458,736     1,274,217
                                        -----------   ---       ------------  ------------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                     23,816    --            450,256     1,225,897
   Transfers from other funding
      options                             2,641,626    --         10,173,837    19,567,840
   Growth rate intra-fund
      transfers in                               --    --            (12,491)   19,429,093
   Policy surrenders                        (19,415)   --        (12,176,347)      (89,247)
   Transfers to other funding
      options                            (1,002,065)   --         (3,193,269)   (1,953,099)
   Growth rate intra-fund
      transfers out                              --    --             12,496   (19,429,106)
   Other receipts (payments)                   (888)   --            (48,881)      (29,896)
                                        -----------   ---       ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from policy transactions         1,643,074    --         (4,794,399)   18,721,482
                                        -----------   ---       ------------  ------------
      Net increase (decrease)
         in net assets                    1,663,124    --         (4,335,663)   19,995,699
NET ASSETS:
   Beginning of period                           --    --         19,995,699            --
                                        -----------   ---       ------------  ------------
   End of period                        $ 1,663,124   $--       $ 15,660,036  $ 19,995,699
                                        ===========   ===       ============  ============

   The accompanying notes are an integral part of these financial statements.


                                       LMPVIT GOVERNMENT     LMPVIT STRATEGIC BOND     LMPVPI TOTAL RETURN
                                       INVESTMENT OPTION       INVESTMENT OPTION        INVESTMENT OPTION
                                           (CLASS I)               (CLASS I)                (CLASS I)
                                    ---------------------  ------------------------  ----------------------
                                       2007        2006        2007        2006        2007 (a)      2006
                                    ----------  ---------  -----------  -----------  -----------  ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $   35,737  $   5,696  $   232,070  $   230,718  $    13,166  $  14,427
   Net realized gain (loss)             16,409       (780)     (17,747)      32,761       70,463     35,360
   Change in unrealized gains
      (losses) on investments          (21,551)     4,190     (130,762)      54,889      (40,631)    32,803
                                    ----------  ---------  -----------  -----------  -----------  ---------
      Net increase (decrease)
         in net assets resulting
         from operations                30,595      9,106       83,561      318,368       42,998     82,590
                                    ----------  ---------  -----------  -----------  -----------  ---------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                74,808      8,750      284,386    1,006,881      126,768    226,688
   Transfers from other funding
      options                        1,426,972    341,965    2,021,063    3,548,115      894,068    761,495
   Growth rate intra-fund
      transfers in                          --         --           --       15,264           --         36
   Policy surrenders                   (11,476)    (3,322)     (38,207)  (2,812,669)      (3,837)   (26,019)
   Transfers to other funding
      options                         (976,146)  (398,718)  (2,046,527)  (1,313,296)  (1,949,914)  (643,452)
   Growth rate intra-fund
      transfers out                         --         --           --      (15,264)          --        (36)
   Other receipts (payments)            (1,042)        --       (5,961)          --           --         --
                                    ----------  ---------  -----------  -----------  -----------  ---------
      Net increase (decrease)
         in net assets resulting
         from policy transactions      513,116    (51,325)     214,754      429,031     (932,915)   318,712
                                    ----------  ---------  -----------  -----------  -----------  ---------
      Net increase (decrease)
         in net assets                 543,711    (42,219)     298,315      747,399     (889,917)   401,302
NET ASSETS:
   Beginning of period                 152,054    194,273    4,679,187    3,931,788      889,917    488,615
                                    ----------  ---------  -----------  -----------  -----------  ---------
   End of period                    $  695,765  $ 152,054  $ 4,977,502  $ 4,679,187  $        --  $ 889,917
                                    ==========  =========  ===========  ===========  ===========  =========

(a) For the period January 1, 2007 to April 27, 2007.

(b) For the period May 1, 2006 to December 31, 2006.

(c) For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.


                                    LORD ABBETT GROWTH AND INCOME   LORD ABBETT MID-CAP VALUE
                                            INVESTMENT OPTION           INVESTMENT OPTION
                                              (CLASS VC)                  (CLASS VC)
                                    -----------------------------  --------------------------
                                        2007 (a)       2006           2007 (a)       2006
                                      ----------   -----------     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $    (3,447) $    44,570      $   (12,285) $     33,337
   Net realized gain (loss)               569,744      314,069        2,514,760     2,717,043
   Change in unrealized gains
      (losses) on investments            (334,733)     326,447         (796,797)       41,940
                                      -----------  -----------      -----------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations                  231,564      685,086        1,705,678     2,792,320
                                      -----------  -----------     ------------  ------------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                   22,687      550,789        1,070,080     3,759,807
   Transfers from other funding
      options                           1,272,865    2,788,579        1,181,568     8,345,202
   Growth rate intra-fund
      transfers in                             --        1,273               --       296,327
   Policy surrenders                      (18,183)    (155,460)         (72,836)     (298,231)
   Transfers to other funding
      options                          (6,221,402)  (2,257,724)     (19,428,356)  (14,529,614)
   Growth rate intra-fund
      transfers out                            --       (1,273)              --      (296,327)
   Other receipts (payments)                   --       (1,880)              --        (5,496)
                                      -----------  -----------     ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from policy transactions      (4,944,033)     924,304      (17,249,544)   (2,728,332)
                                      ----------   -----------     ------------  ------------
      Net increase (decrease)
         in net assets                 (4,712,469)   1,609,390      (15,543,866)       63,988
NET ASSETS:
   Beginning of period                  4,712,469    3,103,079       15,543,866    15,479,878
                                      -----------  -----------     ------------  ------------
   End of period                      $        --  $ 4,712,469     $         --  $ 15,543,866
                                      ===========  ===========     ============  ============

                                         MIST BATTERYMARCH
                                           MID-CAP STOCK        MIST BLACKROCK HIGH YIELD
                                         INVESTMENT OPTION           INVESTMENT OPTION
                                             (CLASS A)                  (CLASS A)
                                    --------------------------  -------------------------
                                        2007        2006 (b)          2007 (c)   2006
                                    ------------  ------------      -----------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $      3,997  $    (16,801)     $   (10,825)  $--
   Net realized gain (loss)              873,028        54,633          (48,061)   --
   Change in unrealized gains
      (losses) on investments           (124,645)     (410,683)        (306,919)   --
                                    ------------  ------------      -----------   ---
      Net increase (decrease)
         in net assets resulting
         from operations                 752,380      (372,851)        (365,805)   --
                                    ------------  ------------      -----------   ---
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                 526,148       183,111        1,060,054    --
   Transfers from other funding
      options                          1,180,223    40,036,248       23,724,429    --
   Growth rate intra-fund
      transfers in                            --         1,867               --    --
   Policy surrenders                    (104,886)   (1,030,703)         (87,554)   --
   Transfers to other funding
      options                        (11,298,989)  (24,075,424)      (5,562,512)   --
   Growth rate intra-fund
      transfers out                           --        (1,864)              --    --
   Other receipts (payments)              (7,738)         (537)         (12,999)   --
                                    ------------  ------------      -----------   ---
      Net increase (decrease)
         in net assets resulting
         from policy transactions     (9,705,242)   15,112,698       19,121,418    --
                                    ------------  ------------      -----------   ---
      Net increase (decrease)
         in net assets                (8,952,862)   14,739,847       18,755,613    --
NET ASSETS:
   Beginning of period                14,739,847            --               --    --
                                    ------------  ------------      -----------   ---
   End of period                    $  5,786,985  $ 14,739,847      $18,755,613   $--
                                    ============  ============      ===========   ===


   The accompanying notes are an integral part of these financial statements.

                                                                                                     MIST HARRIS OAKMARK
                                    MIST BLACKROCK LARGE-CAP CORE  MIST BLACKROCK LARGE-CAP CORE        INTERNATIONAL
                                          INVESTMENT OPTION              INVESTMENT OPTION            INVESTMENT OPTION
                                             (CLASS E)                       (CLASS A)                    (CLASS A)
                                    -----------------------------  -----------------------------  ------------------------
                                       2007 (c)       2006            2007 (a)       2006            2007        2006 (b)
                                    -------------  --------------  -------------  --------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (7,821)       $--         $     6,526     $   (1,179)   $    97,072  $   (12,842)
   Net realized gain (loss)               25,947         --             105,032          1,971      1,004,710       59,591
   Change in unrealized gains
      (losses) on investments             10,007         --             (54,909)        54,904     (2,508,938)   1,131,444
                                     -----------        ---         -----------     ----------    -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                  28,133         --              56,649         55,696     (1,407,156)   1,178,193
                                     -----------        ---         -----------     ----------    -----------  -----------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                  35,780         --              43,021         91,176      2,061,687      519,711
   Transfers from other funding
      options                         14,195,384         --             203,030      1,153,811     17,667,518   17,972,724
   Growth rate intra-fund
      transfers in                            --         --                  --             --             --          271
   Policy surrenders                     (36,258)        --              (2,577)        (6,326)    (2,627,062)    (642,214)
   Transfers to other funding
      options                         (4,778,421)        --          (1,144,031)      (450,449)    (4,318,637)  (6,740,240)
   Growth rate intra-fund
      transfers out                           --         --                  --             --             --         (270)
   Other receipts (payments)              (1,949)        --                  --             --        (16,106)      (3,448)
                                     -----------        ---         -----------     ----------    -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from policy transactions      9,414,536         --            (900,557)       788,212     12,767,400   11,106,534
                                     -----------        ---         -----------     ----------    -----------  -----------
      Net increase (decrease)
         in net assets                 9,442,669         --            (843,908)       843,908     11,360,244   12,284,727
NET ASSETS:
   Beginning of period                        --         --             843,908             --     12,284,727           --
                                     -----------        ---         -----------     ----------    -----------  -----------
   End of period                     $ 9,442,669        $--         $        --     $  843,908    $23,644,971  $12,284,727
                                     ===========        ===         ===========     ==========    ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                               MIST LOOMIS SAYLES GLOBAL
                                         MIST JANUS FORTY               MARKETS
                                        INVESTMENT OPTION          INVESTMENT OPTION
                                            (CLASS A)                  (CLASS A)
                                    -------------------------  -------------------------
                                        2007       2006 (b)     2007 (c)        2006
                                    -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $    (9,136) $    (21,206) $   (11,158)      $--
   Net realized gain (loss)           2,161,250      (541,474)    (403,331)       --
   Change in unrealized gains
      (losses) on investments         1,308,212       531,570      865,956        --
                                    -----------  ------------  -----------       ---
      Net increase (decrease)
         in net assets resulting
         from operations              3,460,326       (31,110)     451,467        --
                                    -----------  ------------  -----------       ---
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                621,454     1,024,240       29,857        --
   Transfers from other funding
      options                         5,945,232    27,452,431   11,221,673        --
   Growth rate intra-fund
      transfers in                           --       710,825           --        --
   Policy surrenders                   (542,253)   (1,154,023)    (996,796)       --
   Transfers to other funding
      options                        (6,663,542)  (14,610,844)    (807,054)       --
   Growth rate intra-fund
      transfers out                          --      (710,822)          --        --
   Other receipts (payments)             (8,162)      (18,421)      (5,498)       --
                                    -----------  ------------  -----------       ---
      Net increase (decrease)
         in net assets resulting
         from policy transactions      (647,271)   12,693,386    9,442,182        --
                                    -----------  ------------  -----------       ---
      Net increase (decrease)
         in net assets                2,813,055    12,662,276    9,893,649        --
NET ASSETS:
   Beginning of period               12,662,276            --           --        --
                                    -----------  ------------  -----------       ---
   End of period                    $15,475,331  $ 12,662,276  $ 9,893,649       $--
                                    ===========  ============  ===========       ===

                                                                     MIST LORD ABBETT GROWTH AND
                                    MIST LORD ABBETT BOND DEBENTURE            INCOME
                                           INVESTMENT OPTION              INVESTMENT OPTION
                                                (CLASS A)                     (CLASS B)
                                    -------------------------------  ---------------------------
                                         2007           2006 (b)         2007        2006 (b)
                                    ---------------  --------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   397,891    $    (9,063)     $    61,938  $    (3,544)
   Net realized gain (loss)               151,532         12,182          566,840       (2,183)
   Change in unrealized gains
      (losses) on investments            (256,798)       331,766         (325,220)     473,116
                                      -----------    -----------      -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                  292,625        334,885          303,558      467,389
                                      -----------    -----------      -----------  -----------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                  330,363        326,448          745,357       12,674
   Transfers from other funding
      options                           1,410,257      8,678,627        9,840,010    8,622,169
   Growth rate intra-fund
      transfers in                         (2,664)     4,170,703               --           --
   Policy surrenders                   (2,679,764)       (59,154)        (100,719)    (209,428)
   Transfers to other funding
      options                          (4,018,853)    (2,559,726)      (3,720,767)  (1,427,971)
   Growth rate intra-fund
      transfers out                         2,665     (4,170,706)              --           --
   Other receipts (payments)              (18,946)        (6,653)          (5,276)      (1,487)
                                      -----------    -----------      -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from policy transactions      (4,976,942)     6,379,539        6,758,605    6,995,957
                                      -----------    -----------      -----------  -----------
      Net increase (decrease)
         in net assets                 (4,684,317)     6,714,424        7,062,163    7,463,346
NET ASSETS:
   Beginning of period                  6,714,424             --        7,463,346           --
                                      -----------    -----------      -----------  -----------
   End of period                      $ 2,030,107    $ 6,714,424      $14,525,509  $ 7,463,346
                                      ===========    ===========      ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                                                      MIST MET/AIM CAPITAL
                                    MIST LORD ABBETT MID-CAP VALUE         APPRECIATION        MIST MET/AIM SMALL CAP GROWTH
                                            INVESTMENT OPTION           INVESTMENT OPTION            INVESTMENT OPTION
                                                (CLASS B)                   (CLASS A)                    (CLASS A)
                                    ------------------------------  -------------------------  -------------------------------
                                           2007       2006 (b)          2007       2006 (b)            2007     2006 (b)
                                       -----------  -----------     -----------  ------------      -----------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $    33,469  $    (1,094)    $    (3,726) $     (1,430)     $      (801) $   (275)
   Net realized gain (loss)              1,478,497       71,689         (47,044)      214,471           68,855     1,810
   Change in unrealized gains
      (losses) on investments           (3,736,719)     (19,145)        344,428      (339,868)         (11,743)   11,451
                                       -----------  -----------     -----------  ------------      -----------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                (2,224,753)      51,450         293,658      (126,827)          56,311    12,986
                                       -----------  -----------     -----------  ------------      -----------  --------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                 1,571,168           --         167,008        51,832           22,846        --
   Transfers from other funding
      options                           29,517,241   11,103,069         387,731    17,297,229        1,677,538   259,322
   Growth rate intra-fund
      transfers in                              --           --              --         2,380               --        --
   Policy surrenders                      (189,040)      (1,740)       (206,762)     (247,212)          (3,566)   (1,208)
   Transfers to other funding
      options                           (6,783,563)  (1,560,868)     (1,268,205)  (14,194,901)      (1,539,878)  (26,079)
   Growth rate intra-fund
      transfers out                             --           --              --        (2,376)              --        --
   Other receipts (payments)                (4,949)          --          (4,154)       (4,926)            (374)       --
                                       -----------  -----------     -----------  ------------      -----------  --------
      Net increase (decrease)
         in net assets resulting
         from policy transactions       24,110,857    9,540,461        (924,382)    2,902,026          156,566   232,035
                                       -----------  -----------     -----------  ------------      -----------  --------
      Net increase (decrease)
         in net assets                  21,886,104    9,591,911        (630,724)    2,775,199          212,877   245,021
NET ASSETS:
   Beginning of period                   9,591,911           --       2,775,199            --          245,021        --
                                       -----------  -----------     -----------  ------------      -----------  --------
   End of period                       $31,478,015  $ 9,591,911     $ 2,144,475  $  2,775,199      $   457,898  $245,021
                                       ===========  ===========     ===========  ============      ===========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                    MIST MFS EMERGING  MIST MFS RESEARCH  MIST NEUBERGER BERMAN REAL  MIST PIMCO INFLATION PROTECTED
                                      MARKETS EQUITY     INTERNATIONAL              ESTATE                       BOND
                                    INVESTMENT OPTION  INVESTMENT OPTION      INVESTMENT OPTION            INVESTMENT OPTION
                                        (CLASS A)          (CLASS B)              (CLASS A)                    (CLASS A)
                                    -----------------  -----------------  --------------------------  ------------------------------
                                      2007 (c)   2006    2007 (c)   2006      2007        2006 (b)              2007 (c)   2006
                                    -----------  ----  -----------  ----  ------------  ------------         ------------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $    (9,528)  $--  $   (10,659)  $--  $    634,270  $    (81,508)        $    (51,504)  $--
   Net realized gain (loss)             250,580    --       38,652    --     4,649,492       187,714              (18,311)   --
   Change in unrealized gains
      (losses) on investments         1,282,745    --      390,136    --   (15,240,973)   11,479,947            2,204,576    --
                                    -----------   ---  -----------   ---  ------------  ------------         ------------   ---
      Net increase (decrease)
         in net assets resulting
         from operations              1,523,797    --      418,129    --    (9,957,211)   11,586,153            2,134,761    --
                                    -----------   ---  -----------   ---  ------------  ------------         ------------   ---
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                337,609    --      107,946    --     2,706,192     2,791,308              210,507    --
   Transfers from other funding
      options                         8,090,396    --    8,835,500    --    16,896,795    79,776,878           53,565,523    --
   Growth rate intra-fund
      transfers in                           --    --           --    --       (17,543)   21,283,729                   --    --
   Policy surrenders                   (178,975)   --      (75,234)   --    (5,638,314)     (569,132)          (6,697,219)   --
   Transfers to other funding
      options                        (2,541,905)   --   (1,320,531)   --   (34,762,020)  (22,671,890)         (17,130,160)   --
   Growth rate intra-fund
      transfers out                          --    --           --    --        17,550   (21,283,743)                  --    --
   Other receipts (payments)            (11,005)   --       (4,235)   --       (90,125)      (40,824)             (15,692)   --
                                    -----------   ---  -----------   ---  ------------  ------------         ------------   ---
      Net increase (decrease)
         in net assets resulting
         from policy transactions     5,696,120    --    7,543,446    --   (20,887,465)   59,286,326           29,932,959    --
                                    -----------   ---  -----------   ---  ------------  ------------         ------------   ---
      Net increase (decrease)
         in net assets                7,219,917    --    7,961,575    --   (30,844,676)   70,872,479           32,067,720    --
NET ASSETS:
   Beginning of period                       --    --           --    --    70,872,479            --                   --    --
                                    -----------   ---  -----------   ---  ------------  ------------         ------------   ---
   End of period                    $ 7,219,917   $--  $ 7,961,575   $--  $ 40,027,803  $ 70,872,479         $ 32,067,720   $--
                                    ===========   ===  ===========   ===  ============  ============         ============   ===

   The accompanying notes are an integral part of these financial statements.

                                                          MIST THIRD AVENUE SMALL CAP
                                      MIST PIONEER FUND              VALUE             MSF BLACKROCK AGGRESSIVE GROWTH
                                      INVESTMENT OPTION        INVESTMENT OPTION              INVESTMENT OPTION
                                          (CLASS A)                (CLASS B)                      (CLASS D)
                                    --------------------  ---------------------------  -------------------------------
                                       2007     2006 (b)        2007 (c)    2006              2007        2006 (b)
                                    ---------  ---------      ------------  ----          -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $     330  $    (35)      $    (47,177)  $--          $   (17,999) $    (12,797)
   Net realized gain (loss)             5,807         7           (555,147)   --              163,046       (46,330)
   Change in unrealized gains
      (losses) on investments             333     2,073         (1,992,793)   --            1,369,910       (61,015)
                                    ---------  --------       ------------   ---          -----------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations                6,470     2,045         (2,595,117)   --            1,514,957      (120,142)
                                    ---------  --------       ------------   ---          -----------  ------------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                  552     4,932            276,488    --              433,886       266,156
   Transfers from other funding
      options                          71,264   118,892         47,089,132    --            2,006,387    31,768,362
   Growth rate intra-fund
      transfers in                         --        --                 --    --                   --         3,781
   Policy surrenders                     (741)     (162)        (3,543,886)   --             (142,910)      (94,607)
   Transfers to other funding
      options                        (149,975)       --        (15,131,977)   --           (2,118,936)  (24,191,376)
   Growth rate intra-fund
      transfers out                        --        --                 --    --                   --        (3,775)
   Other receipts (payments)               --        --            (21,179)   --               (6,430)      (13,722)
                                    ---------  --------       ------------   ---          -----------  ------------
      Net increase (decrease)
         in net assets resulting
         from policy transactions     (78,900)  123,662         28,668,578    --              171,997     7,734,819
                                    ---------  --------       ------------   ---          -----------  ------------
      Net increase (decrease)
         in net assets                (72,430)  125,707         26,073,461    --            1,686,954     7,614,677
NET ASSETS:
   Beginning of period                125,707        --                 --    --            7,614,677            --
                                    ---------  --------       ------------   ---          -----------  ------------
   End of period                    $  53,277  $125,707       $ 26,073,461   $--          $ 9,301,631  $  7,614,677
                                    =========  ========       ============   ===          ===========  ============

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                    MSF BLACKROCK BOND INCOME  MSF BLACKROCK DIVERSIFIED
                                        INVESTMENT OPTION          INVESTMENT OPTION
                                            (CLASS A)                  (CLASS A)
                                    -------------------------  -------------------------
                                        2007        2006 (b)          2007 (c)  2006
                                    -----------  ------------       ----------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $   296,992  $    (16,822)      $   (6,630)  $--
   Net realized gain (loss)              32,342       120,988           13,480    --
   Change in unrealized gains
      (losses) on investments           265,348       411,815           51,977    --
                                    -----------  ------------       ----------   ---
      Net increase (decrease)
         in net assets resulting
         from operations                594,682       515,981           58,827    --
                                    -----------  ------------       ----------   ---
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                292,285       173,988          290,222    --
   Transfers from other funding
      options                         1,802,157    28,722,728        4,291,546    --
   Growth rate intra-fund
      transfers in                           --          (619)              --    --
   Policy surrenders                   (227,510)   (2,984,690)         (51,248)   --
   Transfers to other funding
      options                          (861,295)  (17,497,448)        (776,999)   --
   Growth rate intra-fund
      transfers out                          --           624               --    --
   Other receipts (payments)             (8,306)      (29,191)          (2,726)   --
                                    -----------  ------------       ----------   ---
      Net increase (decrease)
         in net assets resulting
         from policy transactions       997,331     8,385,392        3,750,795    --
                                    -----------  ------------       ----------   ---
      Net increase (decrease)
         in net assets                1,592,013     8,901,373        3,809,622    --
NET ASSETS:
   Beginning of period                8,901,373            --               --    --
                                    -----------  ------------       ----------   ---
   End of period                    $10,493,386  $  8,901,373       $3,809,622   $--
                                    ===========  ============       ==========   ===

                                     MSF BLACKROCK MONEY MARKET   MSF CAPITAL GUARDIAN U.S. EQUITY
                                          INVESTMENT OPTION               INVESTMENT OPTION
                                              (CLASS A)                       (CLASS A)
                                    ----------------------------  --------------------------------
                                         2007         2006 (b)            2007      2006 (b)
                                    -------------  -------------       ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $   7,279,090  $   3,694,350       $    7,952  $   (3,511)
   Net realized gain (loss)                    --             --          186,380      (7,139)
   Change in unrealized gains
      (losses) on investments                  --             --         (185,318)     96,069
                                    -------------  -------------       ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                7,279,090      3,694,350            9,014      85,419
                                    -------------  -------------       ----------  ----------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners               55,935,917     26,829,967           63,699      13,744
   Transfers from other funding
      options                         115,140,953    217,033,060          538,464   2,856,708
   Growth rate intra-fund
      transfers in                             --        249,921               --          --
   Policy surrenders                   (4,944,788)   (15,307,900)         (28,097)    (21,435)
   Transfers to other funding
      options                        (110,286,366)  (114,317,434)        (806,842)   (358,570)
   Growth rate intra-fund
      transfers out                            --       (249,901)              --          --
   Other receipts (payments)              (13,740)       (16,573)            (848)         --
                                    -------------  -------------       ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from policy transactions      55,831,976    114,221,140         (233,624)  2,490,447
                                    -------------  -------------       ----------  ----------
      Net increase (decrease)
         in net assets                 63,111,066    117,915,490         (224,610)  2,575,866
NET ASSETS:
   Beginning of period                117,915,490             --        2,575,866          --
                                    -------------  -------------       ----------  ----------
   End of period                    $ 181,026,556  $ 117,915,490       $2,351,256  $2,575,866
                                    =============  =============       ==========  ==========

   The accompanying notes are an integral part of these financial statements.


                                         MSF FI LARGE CAP         MSF FI VALUE LEADERS    MSF METLIFE AGGRESSIVE ALLOCATION
                                        INVESTMENT OPTION           INVESTMENT OPTION             INVESTMENT OPTION
                                            (CLASS A)                   (CLASS D)                     (CLASS B)
                                    -------------------------  -------------------------  ---------------------------------
                                        2007        2006 (b)       2007        2006 (b)           2007       2006 (b)
                                    -----------  ------------  -----------  ------------       ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $    (1,515) $     (7,191) $    93,724  $    (37,682)      $   (5,920) $   (1,042)
   Net realized gain (loss)             211,565      (335,761)   1,599,962       266,862           80,056      (2,766)
   Change in unrealized gains
      (losses) on investments           (95,713)       76,013   (1,108,149)      650,886           (4,090)    128,062
                                    -----------  ------------  -----------  ------------       ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                114,337      (266,939)     585,537       880,066           70,046     124,254
                                    -----------  ------------  -----------  ------------       ----------  ----------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                332,805       172,063    1,656,540       688,771          190,061      58,210
   Transfers from other funding
      options                           801,887    35,793,294    4,511,023    54,001,840        6,163,415   1,320,899
   Growth rate intra-fund
      transfers in                           --         5,845           --       330,675             (206)    304,641
   Policy surrenders                   (401,213)     (567,409)    (221,367)     (203,631)        (259,358)     (5,042)
   Transfers to other funding
      options                        (1,016,526)  (32,594,912)  (7,317,042)  (37,543,189)        (702,038)   (151,223)
   Growth rate intra-fund
      transfers out                          --        (5,838)          --      (330,668)             206    (304,642)
   Other receipts (payments)            (11,339)       (3,844)     (10,885)      (10,867)          (1,282)       (392)
                                    -----------  ------------  -----------  ------------       ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from policy transactions      (294,386)    2,799,199   (1,381,731)   16,932,931        5,390,798   1,222,451
                                    -----------  ------------  -----------  ------------       ----------  ----------
      Net increase (decrease)
         in net assets                 (180,049)    2,532,260     (796,194)   17,812,997        5,460,844   1,346,705
NET ASSETS:
   Beginning of period                2,532,260            --   17,812,997            --        1,346,705          --
                                    -----------  ------------  -----------  ------------       ----------  ----------
   End of period                    $ 2,352,211  $  2,532,260  $17,016,803  $ 17,812,997       $6,807,549  $1,346,705
                                    ===========  ============  ===========  ============       ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                    MSF METLIFE CONSERVATIVE  MSF METLIFE CONSERVATIVE TO
                                           ALLOCATION             MODERATE ALLOCATION
                                        INVESTMENT OPTION          INVESTMENT OPTION
                                            (CLASS B)                  (CLASS B)
                                    ------------------------  ---------------------------
                                        2007       2006 (b)        2007       2006 (b)
                                    -----------  ----------    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $    (5,971) $   (3,019)   $   (13,665) $    (6,227)
   Net realized gain (loss)             241,881      18,742        603,487        1,767
   Change in unrealized gains
      (losses) on investments          (185,094)    232,905       (413,513)     735,632
                                    -----------  ----------    -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 50,816     248,628        176,309      731,172
                                    -----------  ----------    -----------  -----------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                 74,686      28,149         32,171        2,864
   Transfers from other funding
      options                         2,747,670   5,124,570      3,591,603    9,731,292
   Growth rate intra-fund
      transfers in                           --          --            (29)      44,795
   Policy surrenders                   (845,139)     (6,018)      (462,962)      (6,126)
   Transfers to other funding
      options                        (4,924,595)   (453,066)    (5,665,118)     (26,434)
   Growth rate intra-fund
      transfers out                          --          --             29      (44,796)
   Other receipts (payments)             (2,710)         --         (2,300)        (542)
                                    -----------  ----------    -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from policy transactions    (2,950,088)  4,693,635     (2,506,606)   9,701,053
                                    -----------  ----------    -----------  -----------
      Net increase (decrease)
         in net assets               (2,899,272)  4,942,263     (2,330,297)  10,432,225
NET ASSETS:
   Beginning of period                4,942,263          --     10,432,225           --
                                    -----------  ----------    -----------  -----------
   End of period                    $ 2,042,991  $4,942,263    $ 8,101,928  $10,432,225
                                    ===========  ==========    ===========  ===========


                                    MSF METLIFE MODERATE ALLOCATION  MSF METLIFE MODERATE TO
                                           INVESTMENT OPTION          AGGRESSIVE ALLOCATION
                                               (CLASS B)                INVESTMENT OPTION
                                    -------------------------------  -----------------------
                                            2007      2006 (b)           2007      2006 (b)
                                        -----------  ----------       ----------  ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $   (19,983) $   (1,476)      $   (2,293) $   (267)
   Net realized gain (loss)                  23,066         344           30,480     2,192
   Change in unrealized gains
      (losses) on investments               144,960     146,921           (7,962)   20,326
                                        -----------  ----------       ----------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                    148,043     145,789           20,225    22,251
                                        -----------  ----------       ----------  --------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                    152,209      31,937           19,816        --
   Transfers from other funding
      options                            13,064,575   2,193,855        1,740,558   591,345
   Growth rate intra-fund
      transfers in                               --          --               --        --
   Policy surrenders                       (571,804)     (9,742)        (273,434)     (802)
   Transfers to other funding
      options                            (2,344,377)     (4,977)        (176,938)  (90,706)
   Growth rate intra-fund
      transfers out                              --          --               --        --
   Other receipts (payments)                 (2,980)         --           (1,742)       --
                                        -----------  ----------       ----------  --------
      Net increase (decrease)
         in net assets resulting
         from policy transactions        10,297,623   2,211,073        1,308,260   499,837
                                        -----------  ----------       ----------  --------
      Net increase (decrease)
         in net assets                   10,445,666   2,356,862        1,328,485   522,088
NET ASSETS:
   Beginning of period                    2,356,862          --          522,088        --
                                        -----------  ----------       ----------  --------
   End of period                        $12,802,528  $2,356,862       $1,850,573  $522,088
                                        ===========  ==========       ==========  ========

   The accompanying notes are an integral part of these financial statements.

                                    MSF METLIFE STOCK INDEX     MSF MFS TOTAL RETURN     MSF OPPENHEIMER GLOBAL EQUITY
                                       INVESTMENT OPTION          INVESTMENT OPTION            INVESTMENT OPTION
                                           (CLASS A)                  (CLASS F)                    (CLASS B)
                                    -----------------------  --------------------------  -----------------------------
                                         2007 (c)    2006        2007        2006 (b)           2007      2006 (b)
                                       -----------   ----    ------------  ------------      ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $   (81,140)   $--    $    662,916  $    (62,470)     $    9,038  $   (1,497)
   Net realized gain (loss)                 58,048     --       2,484,746       (79,315)         84,913      (2,822)
   Change in unrealized gains
      (losses) on investments             (531,203)    --      (1,472,329)    3,329,262         (17,814)     85,235
                                       -----------    ---    ------------  ------------      ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  (554,295)    --       1,675,333     3,187,477          76,137      80,916
                                       -----------    ---    ------------  ------------      ----------  ----------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                   490,184     --       1,513,353     2,576,683         166,370      39,744
   Transfers from other funding
      options                           85,679,461     --       3,701,776    88,332,720         600,516   1,381,208
   Growth rate intra-fund
      transfers in                              --     --              --          (256)             --          --
   Policy surrenders                      (359,289)    --        (706,913)     (891,458)        (13,390)     (9,218)
   Transfers to other funding
      options                           (8,340,363)    --     (13,915,943)  (47,759,967)       (942,153)   (278,665)
   Growth rate intra-fund
      transfers out                             --     --              --           262              --          --
   Other receipts (payments)                (6,761)    --        (133,292)      (16,247)         (1,575)         --
                                       -----------    ---    ------------  ------------      ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from policy transactions       77,463,232     --      (9,541,019)   42,241,737        (190,232)  1,133,069
                                       -----------    ---    ------------  ------------      ----------  ----------
      Net increase (decrease)
         in net assets                  76,908,937     --      (7,865,686)   45,429,214        (114,095)  1,213,985
NET ASSETS:
   Beginning of period                          --     --      45,429,214            --       1,213,985          --
                                       -----------    ---    ------------  ------------      ----------  ----------
   End of period                       $76,908,937    $--    $ 37,563,528  $ 45,429,214      $1,099,890  $1,213,985
                                       ===========    ===    ============  ============      ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                MSF T. ROWE PRICE
                                    MSF RUSSELL 2000 INDEX      LARGE CAP GROWTH
                                       INVESTMENT OPTION        INVESTMENT OPTION
                                           (CLASS A)                (CLASS B)
                                    ----------------------  ------------------------
                                        2007 (c)   2006        2007       2006 (b)
                                      -----------  -----    ----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   (37,825)  $--     $   (1,933) $     (5,514)
   Net realized gain (loss)              (172,080)   --        212,977        20,844
   Change in unrealized gains
      (losses) on investments          (1,974,665)   --        (48,211)      252,605
                                      -----------   ---     ----------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations               (2,184,570)   --        162,833       267,935
                                      -----------   ---     ----------  ------------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                  270,831    --        185,809       158,958
   Transfers from other funding
      options                          34,899,154    --      2,230,808    29,471,967
   Growth rate intra-fund
      transfers in                             --    --             --         2,243
   Policy surrenders                   (1,329,533)   --       (107,236)      (97,848)
   Transfers to other funding
      options                          (2,985,228)   --      2,800,516)  (26,412,234)
   Growth rate intra-fund
      transfers out                            --    --             --        (2,235)
   Other receipts (payments)               (3,160)   --        (13,036)         (635)
                                      -----------   ---     ----------  ------------
      Net increase (decrease)
         in net assets resulting
         from policy transactions      30,852,064    --       (504,171)    3,120,216
                                      -----------   ---     ----------  ------------
      Net increase (decrease)
         in net assets                 28,667,494    --       (341,338)    3,388,151
NET ASSETS:
   Beginning of period                         --    --      3,388,151            --
                                      -----------   ---     ----------  ------------
   End of period                      $28,667,494   $--     $3,046,813  $  3,388,151
                                      ===========   ===     ==========  ============

                                    MSF WESTERN ASSET MANAGEMENT  MSF WESTERN ASSET MANAGEMENT
                                           HIGH YIELD BOND               U.S. GOVERNMENT
                                          INVESTMENT OPTION             INVESTMENT OPTION
                                              (CLASS A)                     (CLASS A)
                                    ----------------------------  ----------------------------
                                       2007 (a)      2006 (b)           2007       2006 (b)
                                    ------------  --------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  1,956,945  $    (26,232)    $   524,447  $     (7,456)
   Net realized gain (loss)              (143,005)       74,066          66,439       133,088
   Change in unrealized gains
      (losses) on investments          (1,068,568)    1,068,568         370,980       624,969
                                     ------------  ------------     -----------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations                  745,372     1,116,402         961,866       750,601
                                     ------------  ------------     -----------  ------------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                1,029,188       741,744         848,449       310,567
   Transfers from other funding
      options                           2,737,293    46,638,859       5,684,125    41,778,790
   Growth rate intra-fund
      transfers in                            (59)       90,459              --          (456)
   Policy surrenders                     (149,783)   (3,270,915)       (237,946)   (5,731,156)
   Transfers to other funding
      options                         (20,682,889)  (28,872,445)     (3,025,083)  (17,214,169)
   Growth rate intra-fund
      transfers out                            59       (90,454)             --           459
   Other receipts (payments)               (5,680)      (27,151)        (10,589)     (314,150)
                                     ------------  ------------     -----------  ------------
      Net increase (decrease)
         in net assets resulting
         from policy transactions     (17,071,871)   15,210,097       3,258,956    18,829,885
                                     ------------  ------------     -----------  ------------
      Net increase (decrease)
         in net assets                (16,326,499)   16,326,499       4,220,822    19,580,486
NET ASSETS:
   Beginning of period                 16,326,499            --      19,580,486            --
                                     ------------  ------------     -----------  ------------
   End of period                     $         --  $ 16,326,499     $23,801,308  $ 19,580,486
                                     ============  ============     ===========  ============

   The accompanying notes are an integral part of these financial statements.

                                    MORGAN STANLEY UIF EMERGING
                                           MARKETS EQUITY                                       PIMCO VIT REAL RETURN
                                         INVESTMENT OPTION         PIMCO VIT LOW DURATION        INVESTMENT OPTION
                                             (CLASS I)               INVESTMENT OPTION         (ADMINISTRATIVE CLASS)
                                    ---------------------------  --------------------------  --------------------------
                                        2007 (a)       2006          2007          2006         2007 (a)       2006
                                    --------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $      (933)   $    8,727   $  1,140,583  $    906,897  $    733,839  $  1,796,387
   Net realized gain (loss)              366,479        42,277        (24,671)       (6,397)   (2,209,876)      501,365
   Change in unrealized gains
      (losses) on investments           (230,310)      229,991        368,924        96,108     2,726,285    (2,574,737)
                                     -----------    ----------   ------------  ------------  ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations                 135,236       280,995      1,484,836       996,608     1,250,248      (276,985)
                                     -----------    ----------   ------------  ------------  ------------  ------------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                 273,728         4,430      1,807,093     2,563,765       990,410    39,873,583
   Transfers from other funding
      options                            437,487     2,011,779     13,614,798    25,850,714     3,641,200    18,652,630
   Growth rate intra-fund
      transfers in                            --            --         (9,014)   14,914,790        (7,620)   12,766,029
   Policy surrenders                      (4,945)     (304,422)    (8,698,917)     (558,566)     (477,406)     (609,599)
   Transfers to other funding
      options                         (1,989,412)     (851,681)   (23,652,432)   (2,743,547)  (53,916,617)  (42,035,323)
   Growth rate intra-fund
      transfers out                           --            --          9,017   (14,914,801)        7,623   (12,766,038)
   Other receipts (payments)                  --            --       (101,718)      (22,395)     (197,400)      (28,089)
                                     -----------    ----------   ------------  ------------  ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from policy transactions     (1,283,142)      860,106    (17,031,173)   25,089,960   (49,959,810)   15,853,193
                                     -----------    ----------   ------------  ------------  ------------  ------------
      Net increase (decrease)
         in net assets                (1,147,906)    1,141,101    (15,546,337)   26,086,568   (48,709,562)   15,576,208
NET ASSETS:
   Beginning of period                 1,147,906         6,805     33,159,562     7,072,994    48,709,562    33,133,354
                                     -----------    ----------   ------------  ------------  ------------  ------------
   End of period                     $        --    $1,147,906   $ 17,613,225  $ 33,159,562  $         --  $ 48,709,562
                                     ===========    ==========   ============  ============  ============  ============

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.


                                      PIMCO VIT TOTAL RETURN    PIONEER MID CAP VALUE VCT
                                        INVESTMENT OPTION          INVESTMENT OPTION
                                      (ADMINISTRATIVE CLASS)           (CLASS II)
                                    --------------------------  -------------------------
                                        2007          2006          2007         2006
                                    ------------  ------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $  6,397,481  $  5,082,803  $    36,647  $    (18,025)
   Net realized gain (loss)             (938,637)     (867,938)     552,202     1,738,705
   Change in unrealized gains
      (losses) on investments          5,415,631       (33,058)    (179,802)   (1,056,207)
                                    ------------  ------------  -----------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations              10,874,475     4,181,807      409,047       664,473
                                    ------------  ------------  -----------  ------------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners               4,694,730    12,556,117      604,337     1,035,067
   Transfers from other funding
      options                         42,782,319    62,486,934    4,443,396     4,747,690
   Growth rate intra-fund
      transfers in                        (8,308)   20,734,800          (30)       74,625
   Policy surrenders                 (10,768,929)   (4,541,150)  (1,346,219)     (597,142)
   Transfers to other funding
      options                        (47,032,600)  (63,421,563)  (5,491,008)  (11,688,673)
   Growth rate intra-fund
      transfers out                        8,311   (20,734,639)          30       (74,625)
   Other receipts (payments)            (275,539)     (241,393)      (7,716)       (4,225)
                                    ------------  ------------  -----------  ------------
      Net increase (decrease)
         in net assets resulting
         from policy transactions    (10,600,016)    6,839,106   (1,797,210)   (6,507,283)
                                    ------------  ------------  -----------  ------------
      Net increase (decrease)
         in net assets                   274,459    11,020,913   (1,388,163)   (5,842,810)
NET ASSETS:
   Beginning of period               139,900,539   128,879,626    6,309,057    12,151,867
                                    ------------  ------------  -----------  ------------
   End of period                    $140,174,998  $139,900,539  $ 4,920,894  $  6,309,057
                                    ============  ============  ===========  ============


                                    PUTNAM VT DISCOVERY GROWTH  PUTNAM VT INTERNATIONAL EQUITY
                                        INVESTMENT OPTION              INVESTMENT OPTION
                                           (CLASS IB)                     (CLASS IB)
                                    --------------------------  ------------------------------
                                         2007         2006          2007 (a)         2006
                                    ------------  ------------  -------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $    (685)   $    (581)    $   216,344    $    154,278
   Net realized gain (loss)              32,230       64,097       1,771,089       8,129,542
   Change in unrealized gains
      (losses) on investments            (7,085)     (22,199)     (1,350,606)     (2,633,126)
                                      ---------    ---------     -----------    ------------
      Net increase (decrease)
         in net assets resulting
         from operations                 24,460       41,317         636,827       5,650,694
                                      ---------    ---------     -----------    ------------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                 41,643       58,843          74,611       1,064,411
   Transfers from other funding
      options                           115,918      369,553       1,123,378      13,433,378
   Growth rate intra-fund
      transfers in                           --          718            (355)        512,519
   Policy surrenders                     (2,535)     (11,044)        (31,930)       (175,128)
   Transfers to other funding
      options                          (123,895)    (557,346)     (8,824,815)    (36,562,124)
   Growth rate intra-fund
      transfers out                          --         (718)            355        (512,511)
   Other receipts (payments)             (1,245)          --          (4,456)        (10,854)
                                      ---------    ---------     -----------    ------------
      Net increase (decrease)
         in net assets resulting
         from policy transactions        29,886     (139,994)     (7,663,212)    (22,250,309)
                                      ---------    ---------     -----------    ------------
      Net increase (decrease)
         in net assets                   54,346      (98,677)     (7,026,385)    (16,599,615)
NET ASSETS:
   Beginning of period                  275,057      373,734       7,026,385      23,626,000
                                      ---------    ---------     -----------    ------------
   End of period                      $ 329,403    $ 275,057     $        --    $  7,026,385
                                      =========    =========     ===========    ============

   The accompanying notes are an integral part of these financial statements.

                                     PUTNAM VT SMALL CAP VALUE
                                         INVESTMENT OPTION           ROYCE MICRO CAP            ROYCE SMALL CAP
                                            (CLASS IB)              INVESTMENT OPTION          INVESTMENT OPTION
                                    ------------  ------------  ------------  -----------  -----------  -----------
                                       2007 (a)       2006          2007        2006 (b)       2007         2006
                                    ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $    192,651  $     49,071  $     72,338   $    5,923  $    (9,726)  $   (4,362)
   Net realized gain (loss)            7,640,183     6,406,224     1,866,857      296,719      359,488      267,364
   Change in unrealized gains
      (losses) on investments         (5,024,482)     (381,979)     (707,530)     346,943     (621,157)     233,575
                                    ------------  ------------  ------------   ----------  -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from operations               2,808,352     6,073,316     1,231,665      649,585     (271,395)     496,577
                                    ------------  ------------  ------------   ----------  -----------   ----------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners               1,455,914     4,998,558       243,081       11,301      135,702      699,617
   Transfers from other funding
      options                          2,396,304    18,371,058    13,968,812    4,999,015    3,375,803    4,960,720
   Growth rate intra-fund
      transfers in                       (12,812)   19,729,782            --           --           --           --
   Policy surrenders                    (119,752)     (883,604)      (87,554)      (5,688)    (382,974)    (175,861)
   Transfers to other funding
      options                        (46,732,370)  (23,907,512)  (14,472,062)    (194,074)  (2,502,320)    (541,195)
   Growth rate intra-fund
      transfers out                       12,816   (19,729,788)           --           --           --           --
   Other receipts (payments)            (211,364)      (32,563)         (885)          --       (1,083)          --
                                    ------------  ------------  ------------   ----------  -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from policy transactions    (43,211,264)   (1,454,069)     (348,608)   4,810,554      625,128    4,943,281
                                    ------------  ------------  ------------   ----------  -----------   ----------
      Net increase (decrease)
         in net assets               (40,402,912)    4,619,247       883,057    5,460,139      353,733    5,439,858
NET ASSETS:
   Beginning of period                40,402,912    35,783,665     5,460,139           --    5,740,708      300,850
                                    ------------  ------------  ------------   ----------  -----------   ----------
   End of period                    $         --  $ 40,402,912  $  6,343,196   $5,460,139  $ 6,094,441   $5,740,708
                                    ============  ============  ============   ==========  ===========   ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                    VANGUARD VIF DIVERSIFIED VALUE  VANGUARD VIF EQUITY INDEX
                                           INVESTMENT OPTION            INVESTMENT OPTION
                                    ------------------------------  ------------  ------------
                                          2007           2006           2007          2006
                                      ------------  ------------    ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $    340,374  $    (23,739)   $    349,553  $    (39,890)
   Net realized gain (loss)              1,922,420        21,846       1,986,675       122,193
   Change in unrealized gains
      (losses) on investments           (1,063,651)    1,879,118        (734,640)    2,344,862
                                      ------------  ------------    ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations                 1,199,143     1,877,225       1,601,588     2,427,165
                                      ------------  ------------    ------------  ------------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                   329,478       856,409         601,131     1,648,372
   Transfers from other funding
      options                            6,901,979    17,039,978       6,396,294    26,434,410
   Growth rate intra-fund
      transfers in                          (9,208)   13,248,699         (17,305)   25,384,535
   Policy surrenders                    (4,765,232)      (74,935)     (5,882,638)     (124,826)
   Transfers to other funding
      options                           (4,222,358)     (229,795)     (4,306,275)   (2,640,225)
   Growth rate intra-fund
      transfers out                          9,212   (13,248,709)         17,311   (25,384,552)
   Other receipts (payments)               (51,975)      (22,909)        (64,232)      (40,694)
                                      ------------  ------------    ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from policy transactions       (1,808,104)   17,568,738      (3,255,714)   25,277,020
                                      ------------  ------------    ------------  ------------
      Net increase (decrease)
         in net assets                    (608,961)   19,445,963      (1,654,126)   27,704,185
NET ASSETS:
   Beginning of period                  19,471,816        25,853      27,917,369       213,184
                                      ------------  ------------    ------------  ------------
   End of period                      $ 18,862,855  $ 19,471,816    $ 26,263,243  $ 27,917,369
                                      ============  ============    ============  ============

                                    VANGUARD VIF INTERNATIONAL  VANGUARD VIF MID-CAP INDEX
                                        INVESTMENT OPTION           INVESTMENT OPTION
                                    ------------  ------------  --------------------------
                                          2007     2006 (b)         2007        2006 (b)
                                       ---------  ---------     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $   6,904  $     (67)    $    171,451  $    (26,952)
   Net realized gain (loss)               23,907         22        1,841,462      (208,927)
   Change in unrealized gains
      (losses) on investments             63,813      9,468         (345,109)      569,625
                                       ---------  ---------     ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations                  94,624      9,423        1,667,804       333,746
                                       ---------  ---------     ------------  ------------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                   1,105      9,864          472,269     1,254,539
   Transfers from other funding
      options                            633,234    218,678        4,776,953    19,973,795
   Growth rate intra-fund
      transfers in                            --         --          (12,898)   18,966,322
   Policy surrenders                      (5,517)      (317)      (3,787,872)      (78,940)
   Transfers to other funding
      options                            (53,374)        --       (3,605,162)   (4,978,190)
   Growth rate intra-fund
      transfers out                           --         --           12,903   (18,966,335)
   Other receipts (payments)                  --         --          (40,463)      (28,004)
                                       ---------  ---------     ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from policy transactions        575,448    228,225       (2,184,270)   16,143,187
                                       ---------  ---------     ------------  ------------
      Net increase (decrease)
         in net assets                   670,072    237,648         (516,466)   16,476,933
NET ASSETS:
   Beginning of period                   237,648         --       16,476,933            --
                                       ---------  ---------     ------------  ------------
   End of period                       $ 907,720  $ 237,648     $ 15,960,467  $ 16,476,933
                                       =========  =========     ============  ============

   The accompanying notes are an integral part of these financial statements.

                                    VANGUARD VIF SHORT-TERM  VANGUARD VIF SMALL COMPANY
                                        INVESTMENT-GRADE               GROWTH             THE MERGER FUND VL
                                       INVESTMENT OPTION          INVESTMENT OPTION        INVESTMENT OPTION
                                    -----------------------  --------------------------  -------------------
                                        2007       2006           2007      2006 (b)        2007    2006 (b)
                                      --------  ---------      ----------  ----------     --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $    177  $     144      $    2,577  $   (1,624)    $   (457)  $   (168)
   Net realized gain (loss)                  2        480           7,897       8,021        8,567     17,795
   Change in unrealized gains
      (losses) on investments            1,478          4        (165,661)    110,504       (9,461)    (9,305)
                                      --------  ---------      ----------  ----------     --------   --------
      Net increase (decrease)
         in net assets resulting
         from operations                 1,657        628        (155,187)    116,901       (1,351)     8,322
                                      --------  ---------      ----------  ----------     --------   --------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                    --         --          17,088      22,914      117,191         --
   Transfers from other funding
      options                          228,052    180,480       3,891,533   1,382,900      244,361    229,158
   Growth rate intra-fund
      transfers in                          --         --            (223)    345,132           --         --
   Policy surrenders                      (439)       (95)       (546,701)     (4,817)      (1,819)      (701)
   Transfers to other funding
      options                           (3,707)  (182,461)       (606,998)    (99,887)     416,202) ( (71,644)
   Growth rate intra-fund
      transfers out                         --         --             223    (345,133)          --         --
   Other receipts (payments)                --         --          (4,636)     (1,414)        (524)        --
                                      --------  ---------      ----------  ----------     --------   --------
      Net increase (decrease)
         in net assets resulting
         from policy transactions      223,906     (2,076)      2,750,286   1,299,695      (56,993)   156,813
                                      --------  ---------      ----------  ----------     --------   --------
   Net increase (decrease)
      in net assets                    225,563     (1,448)      2,595,099   1,416,596      (58,344)   165,135
NET ASSETS:
   Beginning of period                   2,147      3,595       1,416,596          --      165,135         --
                                      --------  ---------      ----------  ----------     --------   --------
   End of period                      $227,710  $   2,147      $4,011,695  $1,416,596     $106,791   $165,135
                                      ========  =========      ==========  ==========     ========   ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                        NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Fund UL III for Variable Life Insurance (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on January 15, 1999 to support operations of the Company with respect to certain variable life insurance policies (the "Policies"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Connecticut Department of Insurance.

The Separate Account is divided into Investment Options, each of which is treated as an individual accounting entity for financial reporting purposes. Each Investment Option invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts") which are presented below:

AIM Variable Insurance Funds ("AIM V.I.")
American Century Variable Portfolios, Inc. ("American Century VP") American Funds Insurance Series ("American Funds")
Delaware VIP Trust ("Delaware VIP")
Dreyfus Variable Investment Fund ("Dreyfus VIF")
Fidelity Variable Insurance Products Funds ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Met Investors Series Trust ("MIST")
Metropolitan Series Fund, Inc. ("MSF")
PIMCO Variable Insurance Trust ("PIMCO VIT")
Pioneer Variable Contracts Trust ("Pioneer VCT")
Putnam Variable Trust ("Putnam VT")
Royce Capital Fund ("Royce")
Vanguard Variable Insurance Fund ("Vanguard VIF")
The Merger Fund VL

The assets of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business the Company may conduct.

Premium payments applied to the Separate Account are invested in one or more Investment Options in accordance with the selection made by the policy owner. The following Investment Options were available for investment as of December 31, 2007 (the share class indicated in parentheses is that of the portfolio, series, or fund in which the Investment Option invests):

AIM V.I. International Growth Investment Option (Series I)
American Century VP Ultra Investment Option (Class I)
American Funds Global Growth Investment Option (Class 2)
American Funds Growth Investment Option (Class 2)
American Funds Growth-Income Investment Option (Class 2)
Delaware VIP Small Cap Value Investment Option (Standard Class)
Dreyfus VIF Appreciation Investment Option (Initial Shares)
Dreyfus VIF Developing Leaders Investment Option (Initial Shares)
Fidelity VIP Contrafund Investment Option (Initial Class)
Fidelity VIP Contrafund Investment Option (Service Class 2)
Fidelity VIP Growth & Income Investment Option (Service Class 2)
Fidelity VIP Mid Cap Investment Option (Service Class 2)
Fidelity VIP Overseas Investment Option (Service Class 2)
FTVIPT Franklin Small-Mid Cap Growth Securities Investment Option (Class 2)

FTVIPT Templeton Developing Markets Securities Investment Option (Class 2) FTVIPT Templeton Foreign Securities Investment Option (Class 2)
FTVIPT Templeton Global Income Securities Investment Option (Class 1)
Janus Aspen Global Technology Investment Option (Service Shares)
Janus Aspen Worldwide Growth Investment Option (Service Shares)
LMPVET Aggressive Growth Investment Option (Class I)
LMPVET Appreciation Investment Option (Class I)
LMPVET Equity Index Investment Option (Class I)
LMPVET Fundamental Value Investment Option (Class I)
LMPVET International All Cap Opportunity Investment Option
LMPVET Investors Investment Option (Class I)
LMPVET Large Cap Growth Investment Option (Class I)
LMPVET Social Awareness Stock Investment Option
LMPVET Capital and Income Investment Option (Class I)
LMPVIT Global High Yield Bond Investment Option (Class I)
LMPVIT Government Investment Option (Class I)
LMPVIT Strategic Bond Investment Option (Class I)
MIST Batterymarch Mid-Cap Stock Investment Option (Class A)
MIST BlackRock High Yield Investment Option (Class A)
MIST BlackRock Large-Cap Core Investment Option (Class E)
MIST Harris Oakmark International Investment Option (Class A)
MIST Janus Forty Investment Option (Class A)
MIST Loomis Sayles Global Markets Investment Option (Class A)
MIST Lord Abbett Bond Debenture Investment Option (Class A)
MIST Lord Abbett Growth and Income Investment Option (Class B)
MIST Lord Abbett Mid-Cap Value Investment Option (Class B)
MIST Met/AIM Capital Appreciation Investment Option (Class A)
MIST Met/AIM Small Cap Growth Investment Option (Class A)
MIST MFS Emerging Markets Equity Investment Option (Class A)
MIST MFS Research International Investment Option (Class B)
MIST Neuberger Berman Real Estate Investment Option (Class A)
MIST PIMCO Inflation Protected Bond Investment Option (Class A)
MIST Pioneer Fund Investment Option (Class A)
MIST Pioneer Strategic Income Investment Option (Class A)*
MIST Third Avenue Small Cap Value Investment Option (Class B)
MSF BlackRock Aggressive Growth Investment Option (Class D)
MSF BlackRock Bond Income Investment Option (Class A)
MSF BlackRock Diversified Investment Option (Class A)
MSF BlackRock Money Market Investment Option (Class A)
MSF Capital Guardian U.S. Equity Investment Option (Class A)
MSF FI Large Cap Investment Option (Class A)
MSF FI Value Leaders Investment Option (Class D)
MSF MetLife Aggressive Allocation Investment Option (Class B)
MSF MetLife Conservative Allocation Investment Option (Class B)
MSF MetLife Conservative to Moderate Allocation Investment Option (Class B) MSF MetLife Moderate Allocation Investment Option (Class B)
MSF MetLife Moderate to Aggressive Allocation Investment Option (Class B) MSF MetLife Stock Index Investment Option (Class A)
MSF MFS Total Return Investment Option (Class F)

MSF Oppenheimer Global Equity Investment Option (Class B)
MSF Russell 2000 Index Investment Option (Class A)
MSF T. Rowe Price Large Cap Growth Investment Option (Class B)
MSF Western Asset Management U.S. Government Investment Option (Class A) PIMCO VIT Low Duration Investment Option
PIMCO VIT Total Return Investment Option (Administrative Class)
Pioneer Mid Cap Value VCT Investment Option (Class II)
Putnam VT Discovery Growth Investment Option (Class IB)
Royce Micro Cap Investment Option
Royce Small Cap Investment Option
Vanguard VIF Diversified Value Investment Option
Vanguard VIF Equity Index Investment Option
Vanguard VIF International Investment Option
Vanguard VIF Mid-Cap Index Investment Option
Vanguard VIF Short-Term Investment-Grade Investment Option
Vanguard VIF Small Company Growth Investment Option
Vanguard Total Stock Market Index Investment Option*
The Merger Fund VL Investment Option

*    This Investment Option had no net assets as of December 31, 2007.

The following Investment Options ceased operations during the year ended December 31, 2007:

Credit Suisse Emerging Markets Investment Option
Dreyfus Stock Index Investment Option
DWS VIT Small Cap Index VIP Investment Option
Fidelity VIP Asset ManagerSM Investment Option
FTVIP Templeton Global Asset Allocation Investment Option
LMPVPI All Cap Investment Option
LMPVPI Total Return Investment Option
Lord Abbett Growth and Income Investment Option
Lord Abbett Mid-Cap Value Investment Option
MSF Western Asset Management High Yield Bond Investment Option
Morgan Stanley UIF Emerging Markets Equity Investment Option
PIMCO VIT Real Return Investment Option
Putnam VT International Equity Investment Option
Putnam VT Small Cap Value Investment Option

The operations of the Investment Options were affected by the following changes that occurred during the year ended December 31, 2007:

NAME CHANGES:

OLD NAME                                             NEW NAME
---------------------------------------------------  --------------------------------------------------
Legg Mason Partners Variable International All Cap   Legg Mason Partners Variable International All Cap
   Growth Portfolio                                     Opportunity Portfolio
Legg Mason Partners Variable Social Awareness Stock  Legg Mason Partners Variable Social Awareness
   Portfolio                                            Portfolio
Janus Capital Appreciation Portfolio                 Janus Forty Portfolio
Legg Mason Partners Variable Multiple Discipline     Legg Mason Partners Variable Capital and Income
   Portfolio - Balanced All Cap Growth and Value        Portfolio

MERGERS:

OLD NAME                                             NEW NAME
---------------------------------------------------  --------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio       Legg Mason Partners Variable Fundamental Value Portfolio
Western Asset Management High Yield Bond Portfolio   BlackRock High Yield Portfolio
Legg Mason Partners Variable Total Return Portfolio  Legg Mason Partners Variable Multiple Discipline
                                                        Portfolio - Balanced All Cap Growth and Value

SUBSTITUTIONS:

OLD NAME                                        NEW NAME
----------------------------------------------  ----------------------------------------
Credit Suisse Emerging Markets Portfolio        MFS Emerging Markets Equity Portfolio
UIF Emerging Markets Equity Portfolio           MFS Emerging Markets Equity Portfolio
Dreyfus Stock Index Fund                        MetLife Stock Index Portfolio
Lord Abbett Series Growth and Income Portfolio  Lord Abbett Growth and Income Portfolio
Putnam VT International Equity Fund             MFS Research International Portfolio
DWS Small Cap Index VIP                         Russell 2000 Index Portfolio
Fidelity VIP Asset ManagerSM Portfolio          BlackRock Diversified Portfolio
Putnam VT Small Cap Value Fund                  Third Avenue Small Cap Value Portfolio
Lord Abbett Series Mid-Cap Value Portfolio      Lord Abbett Mid-Cap Value Portfolio
PIMCO VIT Real Return Portfolio                 PIMCO Inflation Protected Bond Portfolio
Templeton Global Asset Allocation Portfolio     Loomis Sayles Global Markets Portfolio

PORTFOLIO SHARE CLASS EXCHANGE:

OLD PORTFOLIO                                 NEW PORTFOLIO
--------------------------------------------  --------------------------------------------
BlackRock Large-Cap Core Portfolio (Class A)  BlackRock Large-Cap Core Portfolio (Class E)

This report is prepared for the general information of policy owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund which collectively contain all the pertinent information, including additional information on charges and expenses.

2.   SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable life separate accounts registered as unit investment trusts.

VALUATION OF INVESTMENTS

Investments are reported at fair value and are based on the net asset value per share as determined by the underlying assets of the portfolio, series, or fund of the Trusts, which value their investment securities at fair value. Changes in fair value are recorded in the statement of operations.

SECURITY TRANSACTIONS

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

FEDERAL INCOME TAXES

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Policies. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.

PREMIUM PAYMENTS

The Company deducts a sales charge and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain Policies, the Company also deducts a federal income tax charge before amounts are allocated to the Separate Account. The federal income tax charge is imposed in connection with certain Policies to recover a portion of the federal income tax adjustment attributable to policy acquisition expenses. Net premiums are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus.

NET TRANSFERS

The policy owner has the opportunity to transfer funds between Investment Options within the Separate Account or the fixed account, which is an investment option in the Company's general account.

OTHER RECEIPTS (PAYMENTS)

Included in "other receipts (payments)" in the statements of changes in net assets are primarily contract benefits which have been re-deposited with the Company and distributions for payouts.

USE OF ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

Effective January 1, 2007, the Company adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 had no impact on the financial statements of the Separate Account.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require additional fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with certain exceptions. The Company believes the adoption of SFAS 157 will have no material impact on the financial statements of the Separate Account.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charge is an asset-based charge assessed through a daily reduction in unit values which is recorded as an expense in the accompanying statement of operations:

     MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges assessed against the Policies.

     The table below represents the range of effective annual rates for the respective charge for the year ended December 31, 2007:

     Mortality and Expense Risk                                    0.05% - 0.50%

     The above referenced charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular policy.

Policy charges are assessed on a monthly basis. These charges generally include: cost of insurance ("COI") charges, administrative charges, a policy fee, and charges for benefits provided by rider. The COI charge is the primary charge under the policy for the death benefit provided by the Company. An administrative charge of $5 is assessed monthly. These charges are assessed through the redemption of units and are recorded as policy charges in the accompanying statements of changes in net assets.

Certain investments in the various portfolios, series or funds of the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are indirect affiliates of the Company.

4. STATEMENT OF INVESTMENTS

                                                                                       FOR THE YEAR ENDED
                                                        AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                        -----------------------  -----------------------------
                                                                      MARKET        COST OF        PROCEEDS
                                                          SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                        ---------  -----------   -------------  --------------
AIM V.I. International Growth Investment Option
   (Series I) (Cost $52,573,578)                        1,649,499   55,456,169     48,213,699     10,222,107
American Century VP Ultra Investment Option
   (Class I) (Cost $2,780,175)                            296,973    3,608,218         96,057      1,517,353
American Funds Global Growth Investment Option
   (Class 2) (Cost $12,384,336)                           604,836   15,120,888      8,303,610     16,212,697
American Funds Growth Investment Option
   (Class 2) (Cost $49,076,266)                         1,091,093   72,797,737     22,755,436     31,694,111
American Funds Growth-Income Investment Option
   (Class 2) (Cost $62,362,977)                         1,201,659   50,782,118     28,408,265     18,037,045
Credit Suisse Trust Emerging Markets Investment Option
   (Cost $0) (a)                                               --           --        519,497      4,377,601
Delaware VIP Small Cap Value Investment Option
   (Standard Class) (Cost $15,205,031)                    478,559   13,710,702      9,203,008      3,748,927
Dreyfus Stock Index Investment Option
   (Initial Shares) (Cost $0) (a)                              --           --     13,976,929     72,998,485
Dreyfus VIF Appreciation Investment Option
   (Initial Shares) (Cost $3,528,148)                      90,616    4,065,047      2,839,534     25,763,886
Dreyfus VIF Developing Leaders Investment Option
   (Initial Shares) (Cost $2,551,178)                      66,525    2,151,429      1,490,598     13,470,545
DWS VIT Small Cap Index Investment Option
   (Class A) (Cost $0) (a)                                     --           --      5,334,543     32,525,802
Fidelity VIP Asset Manager SM Investment Option
   (Initial Class) (Cost $0) (a)                               --           --        649,605      4,296,675
Fidelity VIP Contrafund Investment Option
   (Initial Class) (Cost $21,212,150)                     662,718   18,489,821     23,573,556     17,270,389
Fidelity VIP Contrafund Investment Option
   (Service Class 2) (Cost $48,294,691)                 1,647,643   45,244,272     23,655,876     11,848,800
Fidelity VIP Growth & Income Investment Option
   (Service Class 2) (Cost $6,712,078)                    459,082    7,694,219        782,981      6,980,483
Fidelity VIP Mid Cap Investment Option
   (Service Class 2) (Cost $59,931,387)                 1,835,494   65,398,645     48,880,187     36,491,779
Fidelity VIP Overseas Investment Option
   (Service Class 2) (Cost $25,799,518)                 1,241,985   31,198,652     13,015,567      3,468,569
FTVIP Templeton Global Asset Allocation
   Investment Option (Class 1) (Cost $0) (a)                   --           --      1,470,081      5,950,558
FTVIPT Franklin Small-Mid Cap Growth Securities
   Investment Option (Class 2) (Cost $9,921,308)          496,513   11,375,124      3,984,634      6,659,221
FTVIPT Templeton Developing Markets Securities
   Investment Option (Class 2) (Cost $35,792,374)       2,940,799   47,052,771     19,683,361     14,713,245
FTVIPT Templeton Foreign Securities Investment Option
   (Class 2) (Cost $14,599,965)                           910,297   18,433,510      7,538,471     19,298,294
FTVIPT Templeton Global Income Securities
   Investment Option (Class 1) (Cost $9,892,895)          605,418   10,292,107     20,867,685     15,038,877
Janus Aspen Global Technology Investment Option
   (Service Shares) (Cost $1,492,268)                     314,132    1,627,203      3,162,529      3,495,394
Janus Aspen Worldwide Growth Investment Option
   (Service Shares) (Cost $1,974,937)                      66,250    2,320,739        995,856      1,053,600
LMPVET Aggressive Growth Investment Option
   (Class I) (Cost $5,256,706)                            357,134    5,824,853      2,079,136      2,893,373
LMPVET Appreciation Investment Option
   (Class I) (Cost $47,700)                                 1,631       42,990         50,087          2,380
LMPVET Equity Index Investment Option
   (Class I) (Cost $24,045,029)                           775,127   26,013,263     11,933,317     13,064,147

                                                                                       FOR THE YEAR ENDED
                                                        AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                        -----------------------  -----------------------------
                                                                      MARKET        COST OF        PROCEEDS
                                                         SHARES      VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                        ---------  -----------   -------------  --------------
LMPVET Fundamental Value Investment Option
   (Class I) (Cost $4,981,384)                            216,896    4,704,464     11,909,553     11,866,178
LMPVET International All Cap Opportunity
   Investment Option (Cost $1,399,590)                    110,393      988,014        837,398        380,492
LMPVET Investors Investment Option
   (Class I) (Cost $6,269,410)                            438,095    7,237,328      1,980,115      2,449,739
LMPVET Large Cap Growth Investment Option
   (Class I) (Cost $7,454,808)                            501,490    8,324,738      2,948,921      2,406,823
LMPVET Social Awareness Stock Investment Option
   (Cost $2,084,352)                                       85,270    2,124,937        771,721        635,032
LMPVPI All Cap Investment Option
   (Class I) (Cost $0) (a)                                     --           --      1,240,709     11,800,714
LMPVET Capital and Income Investment Option
   (Class I) (Cost $1,936,607) (b)                        134,017    1,663,153      2,896,340        966,053
LMPVIT Global High Yield Bond Investment Option
   (Class I) (Cost $16,641,224)                         1,730,426   15,660,358     18,426,861     22,025,184
LMPVIT Government Investment Option
   (Class I) (Cost $721,275)                               65,393      695,778      1,526,049        977,186
LMPVIT Strategic Bond Investment Option
   (Class I) (Cost $5,229,860)                            501,267    4,977,586      2,509,162      2,062,306
LMPVPI Total Return Investment Option
   (Class I) (Cost $0) (a)                                     --           --      1,023,398      1,932,287
Lord Abbett Growth and Income Investment Option
   (Class VC) (Cost $0) (a)                                    --           --      1,131,643      6,079,175
Lord Abbett Mid-Cap Value Investment Option
   (Class VC) (Cost $0) (a)                                    --           --      2,050,048     19,312,072
MIST Batterymarch Mid-Cap Stock Investment Option
   (Class A) (Cost $6,322,413)                            320,437    5,787,085      2,336,219     11,212,429
MIST BlackRock High Yield Investment Option
   (Class A) (Cost $19,062,660) (b)                     2,276,182   18,755,742     23,900,327      4,789,606
MIST BlackRock Large-Cap Core Investment Option
   (Class E) (Cost $9,432,853) (b)                        853,014    9,442,861     14,225,501      4,818,595
MIST BlackRock Large-Cap Core Investment Option
   (Class A) (Cost $0) (a)                                     --           --        311,898      1,143,284
MIST Harris Oakmark International Investment Option
   (Class A) (Cost $25,022,807)                         1,369,155   23,645,314     20,506,258      6,462,267
MIST Janus Forty Investment Option
   (Class A) (Cost $13,635,836)                           184,651   15,475,618      7,640,427      6,423,200
MIST Loomis Sayles Global Markets Investment Option
   (Class A) (Cost $9,027,894) (b)                        745,019    9,893,850     23,337,948     13,906,723
MIST Lord Abbett Bond Debenture Investment Option
   (Class A) (Cost $1,955,175)                            160,740    2,030,142      2,074,124      6,643,795
MIST Lord Abbett Growth and Income Investment Option
   (Class B) (Cost $14,377,821)                           506,299   14,525,717     10,492,558      3,234,715
MIST Lord Abbett Mid-Cap Value Investment Option
   (Class B) (Cost $35,234,360)                         1,615,939   31,478,495     32,327,670      6,434,893
MIST Met/AIM Capital Appreciation Investment Option
   (Class A) (Cost $2,139,957)                            177,526    2,144,517        477,105      1,398,420
MIST Met/AIM Small Cap Growth Investment Option
   (Class A) (Cost $458,198)                               30,815      457,906      1,702,985      1,543,626
MIST MFS Emerging Markets Equity Investment Option
   (Class A) (Cost $5,937,299) (b)                        502,089    7,220,045      8,067,580      2,380,860
MIST MFS Research International Investment Option
   (Class B) (Cost $7,571,573) (b)                        555,985    7,961,710      8,860,691      1,327,770

                                                                                         FOR THE YEAR ENDED
                                                         AS OF DECEMBER 31, 2007         DECEMBER 31, 2007
                                                        ------------------------  -----------------------------
                                                                      MARKET         COST OF        PROCEEDS
                                                           SHARES    VALUE ($)    PURCHASES ($)  FROM SALES ($)
                                                        ----------  -----------   -------------  --------------
MIST Neuberger Berman Real Estate Investment Option
   (Class A) (Cost $43,789,497)                           2,842,931   40,028,471    34,335,737     48,424,714
MIST PIMCO Inflation Protected Bond Investment Option
   (Class A) (Cost $29,863,667) (b)                       2,925,935   32,068,243    53,076,238     23,194,259
MIST Pioneer Fund Investment Option
   (Class A) (Cost $50,873)                                   3,498       53,279        72,368        150,938
MIST Third Avenue Small Cap Value Investment Option
   (Class B) (Cost $28,066,740) (b)                       1,662,879   26,073,946    54,641,274     26,019,387
MSF BlackRock Aggressive Growth Investment Option
   (Class D) (Cost $7,992,901)                              324,557    9,301,797     2,179,440      2,025,366
MSF BlackRock Bond Income Investment Option
   (Class A) (Cost $9,816,406)                               93,936   10,493,568     2,131,630        837,226
MSF BlackRock Diversified Investment Option
   (Class A) (Cost $3,757,722) (b)                          209,554    3,809,699     4,558,289        814,047
MSF BlackRock Money Market Investment Option
   (Class A) (Cost $181,029,762)                          1,810,297  181,029,762   162,869,283     99,756,433
MSF Capital Guardian U.S. Equity Investment Option
   (Class A) (Cost $2,440,546)                              189,011    2,351,297       742,305        804,231
MSF FI Large Cap Investment Option
   (Class A) (Cost $2,371,955)                              160,454    2,352,255     1,707,503      1,820,862
MSF FI Value Leaders Investment Option
   (Class D) (Cost $17,474,387)                              86,920   17,017,124     6,700,676      6,560,864
MSF MetLife Aggressive Allocation Investment Option
   (Class B) (Cost $6,683,675)                              539,861    6,807,647     8,021,196      2,625,961
MSF MetLife Conservative Allocation Investment Option
   (Class B) (Cost $1,995,221)                              183,726    2,043,031    18,905,400     21,860,373
MSF MetLife Conservative to Moderate Allocation
   Investment Option (Class B) (Cost $7,779,923)            702,692    8,102,044    18,766,076     21,274,499
MSF MetLife Moderate Allocation Investment Option
   (Class B) (Cost $12,510,822)                           1,070,460   12,802,702    31,510,465     21,214,111
MSF MetLife Moderate to Aggressive Allocation
   Investment Option (Class B) (Cost $ 1,838,247)           149,484    1,850,612     1,761,193        454,128
MSF MetLife Stock Index Investment Option
   (Class A) (Cost $77,441,112) (b)                       2,078,646   76,909,909    83,614,210      6,231,146
MSF MFS Total Return Investment Option
   (Class F) (Cost $35,707,234)                             244,797   37,564,166     7,209,987     14,829,777
MSF Oppenheimer Global Equity Investment Option
   (Class B) (Cost $1,032,488)                               63,068    1,099,909       661,797        823,903
MSF Russell 2000 Index Investment Option
   (Class A) (Cost $30,642,587) (b)                       2,021,715   28,667,922    34,865,372      4,050,705
MSF T. Rowe Price Large Cap Growth Investment Option
   (Class B) (Cost $2,842,469)                              185,784    3,046,864     2,190,794      2,679,228
MSF Western Asset Management High Yield Bond
   Investment Option (Class A) (Cost $0) (a)                     --           --     5,539,327     20,485,711
MSF Western Asset Management U.S. Government
   Investment Option (Class A) (Cost $22,805,444)         1,905,636   23,801,394     6,685,874      2,902,441
Morgan Stanley UIF Emerging Markets Equity
   Investment Option (Class I) (a)                               --           --       702,752      1,986,841
PIMCO VIT Low Duration Investment Option
   (Cost $17,251,625)                                     1,710,067   17,613,496    15,386,129     31,276,840
PIMCO VIT Real Return Investment Option
   (Administrative Class) (Cost $0) (a)                          --           --     4,668,078     53,894,597
PIMCO VIT Total Return Investment Option
   (Administrative Class) (Cost $136,804,510)            13,363,266  140,177,180    48,947,611     53,149,516

                                                                                        FOR THE YEAR ENDED
                                                         AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                        ------------------------  -----------------------------
                                                                       MARKET        COST OF        PROCEEDS
                                                            SHARES    VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                          ---------  ----------   -------------  --------------
Pioneer Mid Cap Value VCT Investment Option
   (Class II) (Cost $5,523,559)                             257,239   4,920,982      5,328,239      6,163,455
Putnam VT Discovery Growth Investment Option
   (Class IB) (Cost $315,184)                                55,456     329,409        175,422        122,365
Putnam VT International Equity Investment Option
   (Class IB) (Cost $0) (a)                                      --          --      2,292,802      8,781,623
Putnam VT Small Cap Value Investment Option
   (Class IB) (Cost $0) (a)                                      --          --      7,793,960     46,420,943
Royce Micro Cap Investment Option
   (Cost $6,703,868)                                        470,919   6,343,280     14,455,976     14,181,519
Royce Small Cap Investment Option
   (Cost $6,483,298)                                        611,902   6,094,542      3,681,834      2,780,012
Vanguard VIF Diversified Value Investment Option
   (Cost $18,047,588)                                     1,155,129  18,863,252     10,849,472     11,643,877
Vanguard VIF Equity Index Investment Option
   (Cost $24,648,042)                                       889,093  26,263,799      8,556,792     10,423,355
Vanguard VIF International Investment Option
   (Cost $834,457)                                           38,076     907,738        662,222         60,522
Vanguard VIF Mid-Cap Index Investment Option
   (Cost $15,736,280)                                       859,031  15,960,796     17,664,726     17,895,896
Vanguard VIF Short-Term Investment-Grade
   Investment Option (Cost $226,223)                         21,144     227,718        228,143          4,052
Vanguard VIF Small Company Growth Investment Option
   (Cost $4,066,935)                                        221,035   4,011,778     27,587,161     24,627,076
The Merger Fund VL Investment Option
   (Cost $125,558)                                           10,722     106,792        372,824        413,691

(a) For the period January 1, 2007 to April 27, 2007.

(b) For the period April 30, 2007 to December 31, 2007.

5. FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Policies, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the five years in the period ended December 31, 2007:

                                                       AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                               --------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                UNITS     LOWEST TO   NET ASSETS    INCOME        LOWEST TO         LOWEST TO
                                                (000s)   HIGHEST ($)    ($000s)    RATIO (%)     HIGHEST (%)       HIGHEST (%)
                                               ------- -------------- ---------- ------------- ---------------- -----------------
AIM V.I. International Growth             2007  31,576  1.753 - 1.760    55,455       0.67        0.10 - 0.25        4.02 - 14.53
   Investment Option (Series I)           2006  10,023  1.527 - 1.535    15,371       1.89        0.15 - 0.45       16.64 - 27.96
                                          2005   1,064  1.196 - 1.198     1,275       0.84        0.20 - 0.45        0.76 - 13.45

American Century VP Ultra                 2007   3,035          1.189     3,608         --               0.20               20.83
   Investment Option (Class I)            2006   4,421          0.984     4,351         --               0.20              (3.53)
                                          2005   5,669          1.020     5,780         --               0.20                2.00
                                          2004   6,852          1.000     6,852         --               0.20               10.50
                                          2003   6,255          0.905     5,663         --               0.20               24.66

American Funds Global Growth              2007   7,358  2.025 - 2.057    15,121       2.45        0.20 - 0.45       14.33 - 14.66
   Investment Option (Class 2)            2006  11,867  1.772 - 1.794    21,279       0.84        0.20 - 0.45       19.89 - 20.25
                                          2005   7,454  1.478 - 1.496    11,124       0.69        0.15 - 0.45       13.60 - 13.94
                                          2004   6,003  1.301 - 1.313     7,871       0.40        0.15 - 0.45       10.99 - 13.21
                                          2003   3,611  1.152 - 1.158     4,181       0.41        0.20 - 0.45        0.26 - 34.97

American Funds Growth                     2007  44,052  1.627 - 1.661    72,797       0.72        0.10 - 0.45       11.90 - 12.23
   Investment Option (Class 2)            2006  52,553  1.454 - 1.480    77,475       0.83        0.10 - 0.45        9.74 - 10.12
                                          2005  43,428  1.325 - 1.344    58,186       0.77        0.10 - 0.45      (0.22) - 16.09
                                          2004  29,768  1.146 - 1.156    34,379       0.24        0.15 - 0.45       12.02 - 12.35
                                          2003  13,618  1.023 - 1.029    14,000       0.15        0.15 - 0.45        0.10 - 36.22

American Funds Growth-Income              2007  33,212  1.505 - 1.537    50,781       1.78        0.10 - 0.45         4.59 - 4.91
   Investment Option (Class 2)            2006  28,115  1.439 - 1.465    41,046       1.52        0.10 - 0.45       14.66 - 15.08
                                          2005  28,652  1.255 - 1.273    36,359       1.39        0.10 - 0.45       (0.31) - 5.66
                                          2004  21,268  1.191 - 1.202    25,533       1.75        0.15 - 0.45        2.91 - 10.19
                                          2003   6,149  1.084 - 1.089     6,695       1.49        0.20 - 0.45       31.87 - 32.16

Credit Suisse Trust Emerging              2007      --  1.606 - 2.206        --         --        0.20 - 0.45         5.13 - 5.24
   Markets Investment Option (a)          2006   2,197  1.526 - 2.097     3,641       0.12        0.20 - 0.45       31.91 - 32.24
                                          2005  21,058  1.154 - 1.586    24,544       0.67        0.20 - 0.45       27.40 - 27.65
                                          2004  15,850  0.904 - 1.243    14,648       0.33        0.20 - 0.45       24.37 - 24.69
                                          2003   7,545  0.725 - 0.997     5,683         --        0.20 - 0.45       42.30 - 42.72

Delaware VIP Small Cap Value              2007   5,508  1.982 - 2.584    13,710       0.39        0.10 - 0.45    (12.96) - (6.78)
   Investment Option (Standard Class)     2006   3,804  2.650 - 2.772    10,533       0.24        0.20 - 0.45       15.67 - 15.93
                                          2005   2,207  2.291 - 2.391     5,274       0.27        0.20 - 0.45         8.94 - 9.23
                                          2004      35  2.103 - 2.189        76         --        0.20 - 0.45       18.59 - 21.21

Dreyfus Stock Index Investment Option     2007      --  1.715 - 1.741        --       0.42        0.15 - 0.45         5.67 - 5.80
   (Initial Shares) (a)                   2006  33,827  1.624 - 1.646    55,610       1.75        0.15 - 0.45       12.51 - 15.23
                                          2005  21,154  1.412 - 1.425    30,130       1.67        0.20 - 0.45         4.21 - 4.55
                                          2004  16,586  1.355 - 1.363    22,612       2.01        0.20 - 0.45       10.16 - 10.37
                                          2003   9,504  1.230 - 1.235    11,735       1.50        0.20 - 0.45        0.24 - 28.11

Dreyfus VIF Appreciation                  2007   3,283  1.217 - 1.268     4,065       2.51        0.20 - 0.45         6.67 - 6.94
   Investment Option (Initial Shares)     2006  22,045  1.138 - 1.187    26,028       0.36        0.20 - 0.45       15.96 - 16.24
                                          2005   3,961  0.979 - 1.022     3,902       0.02        0.20 - 0.45         3.91 - 4.18
                                          2004   6,687  0.940 - 0.981     6,302       1.73        0.20 - 0.45         4.63 - 4.91
                                          2003   9,741  0.896 - 0.936     8,771       1.72        0.20 - 0.45       10.38 - 20.92

                                                       AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                               --------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                UNITS     LOWEST TO   NET ASSETS    INCOME        LOWEST TO         LOWEST TO
                                                (000s)   HIGHEST ($)    ($000s)    RATIO (%)     HIGHEST (%)       HIGHEST (%)
                                               ------- -------------- ---------- ------------- ---------------- -----------------
Dreyfus VIF Developing Leaders            2007   1,987  1.043 - 1.371     2,151      0.43         0.20 - 0.45   (11.49) - (11.23)
   Investment Option (Initial Shares)     2006  12,612  1.175 - 1.545    14,950      0.48         0.15 - 0.45         3.32 - 3.62
                                          2005  20,962  1.134 - 1.493    24,883        --         0.15 - 0.45         5.36 - 5.65
                                          2004  19,453  1.074 - 1.414    21,633      0.20         0.15 - 0.45       10.77 - 11.21
                                          2003  20,307  0.967 - 1.273    20,400      0.04         0.15 - 0.45       31.15 - 31.51

DWS VIT Small Cap Index                   2007      --  1.508 - 2.034        --      0.87         0.15 - 0.45         5.37 - 5.51
   Investment Option (Class A) (a)        2006  18,032  1.430 - 1.929    27,686      0.85         0.15 - 0.45       16.98 - 17.27
                                          2005  25,978  1.220 - 1.646    32,820      0.72         0.15 - 0.45         3.77 - 4.10
                                          2004  28,096  1.172 - 1.582    34,267      0.43         0.15 - 0.45       15.13 - 17.45
                                          2003  18,430  0.998 - 1.347    18,941      0.83         0.20 - 0.45       45.85 - 46.12

Fidelity VIP Asset Manager SM             2007      --  1.177 - 1.282        --      3.01         0.20 - 0.45         5.07 - 5.18
   Investment Option (Initial Class) (a)  2006   3,048  1.119 - 1.219     3,669      2.35         0.20 - 0.45         6.84 - 7.08
                                          2005   2,417  1.045 - 1.139     2,704      2.96         0.20 - 0.45         3.59 - 3.88
                                          2004   3,610  1.006 - 1.097     3,789      2.23         0.20 - 0.45         5.03 - 5.23
                                          2003   2,600  0.956 - 1.043     2,660      2.92         0.20 - 0.45        2.25 - 17.73

Fidelity VIP Contrafund                   2007  12,341          1.498    18,489      1.10                0.25               17.31
   Investment Option (Initial Class)      2006  10,651  1.277 - 1.278    13,604      0.84         0.20 - 0.25         2.73 - 8.59

Fidelity VIP Contrafund                   2007  26,163  1.602 - 1.916    45,244      0.76         0.15 - 0.45       16.76 - 17.11
   Investment Option (Service Class 2)    2006  25,667  1.372 - 1.636    37,941      1.08         0.15 - 0.45       10.91 - 11.29
                                          2005  15,004  1.237 - 1.470    18,810      0.11         0.15 - 0.45       16.15 - 16.48
                                          2004   9,276  1.065 - 1.262     9,991      0.16         0.15 - 0.45       14.64 - 14.94
                                          2003   5,190  0.929 - 1.098     5,010      0.24         0.15 - 0.45        0.21 - 27.97

Fidelity VIP Growth & Income              2007   6,032  1.275 - 1.277     7,694      1.42         0.15 - 0.20       11.55 - 11.72
   Investment Option (Service Class 2)    2006  11,740          1.143    13,416      0.63         0.15 - 0.20       11.84 - 12.72
                                          2005   9,431          1.014     9,567        --                0.20              (1.17)

Fidelity VIP Mid Cap Investment Option    2007  26,881  2.398 - 2.439    65,397      0.46         0.10 - 0.45        5.39 - 15.10
   (Service Class 2)                      2006  22,674  2.089 - 2.119    47,983      0.11         0.20 - 0.45       11.89 - 12.18
                                          2005  12,010  1.867 - 1.889    22,673        --         0.20 - 0.45       17.50 - 17.84
                                          2004   6,111  1.589 - 1.603     9,798        --         0.20 - 0.45       24.14 - 24.40
                                          2003   3,166  1.280 - 1.289     4,081      0.26         0.20 - 0.45      (0.54) - 38.01

Fidelity VIP Overseas Investment Option   2007  17,231  1.793 - 1.813    31,198      2.91         0.15 - 0.45       16.50 - 16.89
   (Service Class 2)                      2006  12,909  1.539 - 1.551    20,006      0.62         0.15 - 0.45       17.21 - 17.59
                                          2005  11,009  1.313 - 1.319    14,513      0.35         0.15 - 0.45       10.93 - 20.68
                                          2004   3,341  1.111 - 1.112     3,714        --         0.20 - 0.25       16.34 - 19.06

FTVIP Templeton Global Asset
   Allocation Investment Option           2007      --  1.312 - 1.314        --        --         0.20 - 0.25         6.23 - 6.31
   (Class 1) (a)                          2006   3,375  1.235 - 1.236     4,167      2.00         0.20 - 0.25        7.48 - 11.97

FTVIPT Franklin Small-Mid Cap Growth      2007  11,243  0.951 - 1.289    11,368        --         0.10 - 0.45       10.84 - 11.12
   Securities Investment Option (Class 2) 2006  14,001  0.858 - 1.160    13,388        --         0.10 - 0.45         8.20 - 8.61
                                          2005  24,072  0.793 - 1.068    20,350        --         0.10 - 0.45       (0.19) - 4.68
                                          2004  19,247  0.761 - 1.019    15,778        --         0.15 - 0.45       11.09 - 11.37
                                          2003  14,731  0.685 - 0.915    11,094        --         0.15 - 0.45       36.45 - 37.03

                                                       AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                               --------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                UNITS     LOWEST TO   NET ASSETS    INCOME        LOWEST TO         LOWEST TO
                                                (000s)   HIGHEST ($)    ($000s)    RATIO (%)     HIGHEST (%)       HIGHEST (%)
                                               ------- -------------- ---------- ------------- ---------------- -----------------
FTVIPT Templeton Developing Markets       2007  12,114  3.837 - 3.891    47,052       2.09        0.15 - 0.45       28.20 - 28.59
   Securities Investment Option (Class 2) 2006  12,009  2.993 - 3.026    36,284       1.19        0.15 - 0.45       27.52 - 27.90
                                          2005   9,884  2.347 - 2.366    23,355       0.76        0.15 - 0.45       26.86 - 27.20
                                          2004   1,316  1.850 - 1.860     2,445       2.38        0.15 - 0.45       18.70 - 24.45
                                          2003     257  1.490 - 1.493       384         --        0.20 - 0.45        1.43 - 28.15

FTVIPT Templeton Foreign Securities       2007   9,673  1.879 - 1.918    18,433       1.39        0.10 - 0.45       14.92 - 15.33
   Investment Option (Class 2)            2006  16,747  1.635 - 1.663    27,756       1.31        0.10 - 0.45       20.93 - 21.39
                                          2005  18,041  1.352 - 1.370    24,657       1.10        0.10 - 0.45      (0.15) - 10.06
                                          2004  13,747  1.233 - 1.243    17,075       0.93        0.15 - 0.45       15.74 - 18.29
                                          2003   1,240  1.045 - 1.050     1,301       1.61        0.20 - 0.45        1.16 - 28.36

FTVIPT Templeton Global Income            2007   7,255  1.407 - 1.420    10,292       2.71        0.20 - 0.45       10.79 - 11.04
   Securities Investment Option (Class 1) 2006   3,353  1.270 - 1.279     4,285       2.75        0.20 - 0.45       12.59 - 12.89
                                          2005     836  1.128 - 1.133       946       7.33        0.20 - 0.45     (3.08) - (2.67)
                                          2004     125          1.169       146         --               0.20                7.25

Janus Aspen Global Technology             2007   3,055  0.523 - 0.533     1,627       0.29        0.20 - 0.45       21.06 - 21.51
   Investment Option (Service Shares)     2006   3,711  0.432 - 0.439     1,628         --        0.20 - 0.45         7.37 - 7.60
                                          2005   4,765  0.402 - 0.408     1,943         --        0.20 - 0.45       11.05 - 11.51
                                          2004   3,235  0.362 - 0.366     1,185         --        0.20 - 0.45         0.00 - 0.27
                                          2003   2,359  0.362 - 0.365       861         --        0.20 - 0.45        0.55 - 46.00

Janus Aspen Worldwide Growth              2007   2,895  0.800 - 0.803     2,321       0.55        0.20 - 0.25         9.10 - 9.14
   Investment Option (Service Shares)     2006   2,980  0.723 - 0.736     2,189       1.63        0.20 - 0.45       17.37 - 17.76
                                          2005   2,727  0.616 - 0.868     1,703       1.27        0.15 - 0.45         5.12 - 5.47
                                          2004   3,408  0.586 - 0.823     2,021       0.62        0.15 - 0.45         4.09 - 4.31
                                          2003   9,305  0.563 - 0.789     6,100       0.83        0.15 - 0.45        8.68 - 33.33

LMPVET Aggressive Growth                  2007   3,941  1.455 - 1.478     5,825         --        0.20 - 0.45         1.04 - 1.30
   Investment Option (Class I)            2006   4,487  1.440 - 1.459     6,545         --        0.20 - 0.45         8.27 - 8.58
                                          2005   4,055  1.330 - 1.344     5,448         --        0.20 - 0.45       11.11 - 11.44
                                          2004   1,825  1.197 - 1.206     2,201         --        0.20 - 0.45         9.52 - 9.74
                                          2003   1,053  1.093 - 1.099     1,157         --        0.20 - 0.45        0.00 - 34.19

LMPVET Appreciation Investment Option
   (Class I)                              2007      34          1.273        43       1.01               0.25              (2.60)

LMPVET Equity Index Investment Option     2007  23,721  1.057 - 1.199    26,013       1.75        0.20 - 0.45         4.71 - 4.97
   (Class I)                              2006  26,356  1.007 - 1.215    27,463       0.80        0.15 - 0.45       14.90 - 15.28
                                          2005  80,403  0.875 - 1.054    74,463       1.41        0.15 - 0.45         4.03 - 4.36
                                          2004  91,860  0.839 - 1.010    80,455       1.74        0.15 - 0.45       10.05 - 10.39
                                          2003  78,889  0.760 - 0.915    63,484       1.49        0.15 - 0.45       27.57 - 27.81

LMPVET Fundamental Value                  2007   2,763  1.677 - 1.703     4,704       0.84        0.20 - 0.45         0.84 - 1.07
   Investment. Option (Class I)           2006   2,932  1.663 - 1.685     4,939       1.58        0.20 - 0.45       16.29 - 16.53
                                          2005   3,551  1.430 - 1.446     5,130       0.99        0.20 - 0.45         4.30 - 4.63
                                          2004   3,388  1.371 - 1.382     4,681       0.66        0.20 - 0.45         7.70 - 7.97
                                          2003   2,908  1.273 - 1.280     3,720       0.86        0.20 - 0.45       38.07 - 38.38

LMPVET International All Cap              2007     975  0.854 - 1.124       988       0.88        0.20 - 0.45         5.84 - 6.09
   Opportunity Investment Option          2006   1,007  0.805 - 1.060       963       5.36        0.20 - 0.45       25.30 - 25.59
                                          2005     427  0.641 - 0.844       349       0.59        0.20 - 0.45       11.20 - 11.49
                                          2004   2,875  0.575 - 0.757     1,773       1.04        0.20 - 0.45       17.37 - 17.59
                                          2003   1,505  0.489 - 0.644       934       0.99        0.20 - 0.45        1.42 - 27.34

                                                       AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                               --------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                UNITS     LOWEST TO   NET ASSETS    INCOME        LOWEST TO         LOWEST TO
                                                (000s)   HIGHEST ($)    ($000s)    RATIO (%)     HIGHEST (%)       HIGHEST (%)
                                               ------- -------------- ---------- ------------- ---------------- -----------------
LMPVET Investors Investment Option        2007  4,491   1.551 - 1.712     7,237       1.23        0.20 - 0.45         3.44 - 3.75
   (Class I)                              2006  4,952   1.318 - 1.652     7,669       0.71        0.15 - 0.45       17.72 - 18.10
                                          2005 25,475   1.116 - 1.400    30,881       1.30        0.15 - 0.45         6.06 - 6.39
                                          2004 24,028   1.049 - 1.318    27,970       1.61        0.15 - 0.45        9.86 - 10.19
                                          2003 20,015   0.952 - 1.197    21,352       1.85        0.15 - 0.45       31.74 - 32.22

LMPVET Large Cap Growth                   2007  7,946   0.936 - 1.141     8,325       0.04        0.20 - 0.45         4.86 - 5.06
   Investment Option (Class I)            2006  7,481   0.891 - 1.086     7,378       0.14        0.20 - 0.45         4.08 - 4.45
                                          2005  9,676   0.853 - 1.041     9,055       0.11        0.20 - 0.45         4.79 - 5.05
                                          2004 12,356   0.812 - 0.992    10,955       0.42        0.20 - 0.45       (0.10) - 0.12
                                          2003  6,011   0.811 - 0.991     5,001       0.03        0.20 - 0.45       46.94 - 47.25

LMPVET Social Awareness Stock             2007  2,020   1.052 - 1.098     2,125       1.40        0.20 - 0.25       10.69 - 10.74
   Investment Option                      2006  2,235   0.950 - 0.992     2,126       0.52        0.20 - 0.45         7.23 - 7.47
                                          2005  2,249   0.884 - 0.924     1,988       0.75        0.20 - 0.45         3.87 - 4.17
                                          2004  2,201   0.849 - 0.887     1,868       0.80        0.20 - 0.45         5.78 - 6.13
                                          2003  1,615   0.800 - 0.837     1,293       0.88        0.20 - 0.45        0.00 - 28.62

LMPVPI All Cap Investment Option          2007     --   1.602 - 1.915        --       0.29        0.20 - 0.45         5.30 - 5.39
   (Class I) (a)                          2006  5,985   1.520 - 1.817    10,561       1.51        0.20 - 0.45       17.60 - 17.92
                                          2005  5,928   1.289 - 1.542     7,682       0.96        0.20 - 0.45         3.54 - 3.78
                                          2004  5,893   1.242 - 1.486     7,405       0.61        0.20 - 0.45         7.84 - 8.09
                                          2003  4,890   1.149 - 1.375     5,797       0.34        0.20 - 0.45       38.34 - 38.77

LMPVET Capital and Income
   Investment Option (Class I) (b)        2007  1,111   1.494 - 1.511     1,663       1.23        0.20 - 0.25         1.00 - 1.01

LMPVIT Global High Yield Bond             2007 13,822           1.133    15,660       6.68               0.25              (0.35)
   Investment Option (Class I)            2006 17,593   1.137 - 1.138    19,996       5.93        0.20 - 0.25         6.95 - 7.47

LMPVIT Government Investment Option       2007    625   1.104 - 1.114       696       4.84        0.20 - 0.45         2.30 - 2.68
   (Class I)                              2006    140           1.089       152       2.83               0.20         3.91 - 4.00
                                          2005    185    1.048 - 1.50       194       7.60        0.10 - 0.20         1.35 - 1.45

LMPVIT Strategic Bond Investment Option   2007  3,109   1.596 - 1.657     4,978       4.68        0.20 - 0.45         1.50 - 1.79
   (Class I)                              2006  2,971   1.568 - 1.628     4,679       4.17        0.20 - 0.45         4.56 - 4.85
                                          2005  2,547   1.381 - 1.554     3,932       4.33        0.15 - 0.45         2.06 - 2.37
                                          2004  3,279   1.349 - 1.521     4,896       4.99        0.15 - 0.45         6.14 - 6.47
                                          2003  2,916   1.267 - 1.429     4,098       5.77        0.15 - 0.45        3.48 - 12.98

LMPVPI Total Return Investment Option     2007     --   1.479 - 1.496        --       1.32        0.20 - 0.25         3.31 - 3.35
   (Class I) (a)                          2006    619   1.428 - 1.448       890       2.31        0.20 - 0.45       12.00 - 12.32
                                          2005    382   1.274 - 1.290       489       2.14        0.20 - 0.45         2.91 - 3.07
                                          2004    343   1.236 - 1.252       425       1.83        0.20 - 0.45         8.21 - 8.61
                                          2003    282   1.138 - 1.154       321       1.40        0.20 - 0.45        0.35 - 15.65

Lord Abbett Growth and Income             2007     --   1.758 - 1.776        --         --        0.20 - 0.45         4.33 - 4.41
   Investment Option (Class VC) (a)       2006  2,772   1.685 - 1.701     4,712       1.18        0.20 - 0.45       16.69 - 17.07
                                          2005  2,136   1.444 - 1.453     3,103       1.17        0.20 - 0.45         2.85 - 3.05
                                          2004  1,082   1.404 - 1.410     1,525       1.07        0.20 - 0.45       12.14 - 12.44
                                          2003     28   1.252 - 1.254        35       0.64        0.20 - 0.45        0.32 - 17.20

                                                       AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                               --------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                UNITS     LOWEST TO   NET ASSETS    INCOME        LOWEST TO         LOWEST TO
                                                (000s)   HIGHEST ($)    ($000s)    RATIO (%)     HIGHEST (%)       HIGHEST (%)
                                               ------- -------------- ---------- ------------- ---------------- -----------------
Lord Abbett Mid-Cap Value                 2007      --  2.084 - 2.105        --         --        0.20 - 0.45       10.62 - 10.70
   Investment Option (Class VC) (a)       2006   8,183  1.884 - 1.905    15,544       0.40        0.15 - 0.45       11.74 - 15.52
                                          2005   9,127  1.686 - 1.698    15,480       0.56        0.20 - 0.45         7.73 - 8.02
                                          2004   4,301  1.565 - 1.572     6,755       0.62        0.20 - 0.45       23.42 - 23.80
                                          2003      25  1.268 - 1.269        31       0.52        0.25 - 0.45         0.24 - 8.84

MIST Batterymarch Mid-Cap Stock           2007   3,459  1.640 - 2.060     5,787       0.26        0.20 - 0.45         5.57 - 5.81
   Investment Option (Class A)            2006   9,431  1.550 - 1.947    14,740         --        0.20 - 0.45     (4.00) - (3.85)

MIST BlackRock High Yield
   Investment Option (Class A) (b)        2007  10,497  1.689 - 1.855    18,756         --        0.04 - 0.34     (1.94) - (1.69)

MIST BlackRock Large - Cap Core
   Investment Option (Class E) (b)        2007   8,261  0.920 - 1.169     9,443         --        0.20 - 0.45         0.70 - 0.88

MIST BlackRock Large-Cap Core             2007      --  0.912 - 1.160        --       0.77        0.20 - 0.45         5.25 - 5.36
   Investment Option (Class A) (a)        2006     905  0.866 - 1.101       844         --        0.20 - 0.45         6.69 - 6.91

MIST Harris Oakmark International         2007  17,976  1.217 - 1.519    23,645       0.62        0.09 - 0.44     (7.55) - (1.02)
   Investment Option (Class A)            2006   9,828  1.230 - 1.269    12,285         --        0.16 - 0.41       11.00 - 11.31

MIST Janus Forty Investment Option        2007  16,612  0.823 - 1.344    15,475       0.15        0.20 - 0.45       29.89 - 30.23
   (Class A)                              2006  17,823  0.632 - 1.032    12,662         --        0.20 - 0.45         3.25 - 3.44

MIST Loomis Sayles Global Markets
   Investment Option (Class A) (b)        2007   6,255  1.582 - 1.584     9,894         --        0.20 - 0.25       20.55 - 20.58

MIST Lord Abbett Bond Debenture           2007   1,307  1.534 - 1.760     2,030       8.65        0.20 - 0.45         6.39 - 6.68
   Investment Option (Class A)            2006   4,173  1.438 - 1.652     6,714         --        0.20 - 0.45         5.58 - 5.76

MIST Lord Abbett Growth and Income        2007  10,590  1.350 - 1.374    14,526       0.64        0.15 - 0.45         3.29 - 3.62
   Investment Option (Class B)            2006   5,631  1.307 - 1.326     7,463         --        0.15 - 0.45         8.29 - 8.96

MIST Lord Abbett Mid-Cap Value            2007  28,967  1.082 - 1.088    31,478       0.31        0.10 - 0.45       (9.56) - 0.46
   Investment Option (Class B)            2006   8,862          1.082     9,592         --        0.15 - 0.20        1.41 - 15.35

MIST Met/AIM Capital Appreciation         2007   2,024  0.757 - 1.240     2,144       0.09        0.20 - 0.45       11.42 - 11.65
   Investment Option (Class A)            2006   2,877  0.678 - 1.111     2,775       0.12        0.20 - 0.45     (0.45) - (0.27)

MIST Met/AIM Small Cap Growth             2007     308          1.485       458         --               0.20               11.24
   Investment Option (Class A)            2006     184          1.335       245         --               0.20                8.27

MIST MFS Emerging Markets Equity
   Investment Option (Class A) (b)        2007   3,321  2.030 - 2.788     7,220         --        0.20 - 0.45       26.23 - 26.40

MIST MFS Research International
   Investment Option (Class B) (b)        2007   4,573  1.713 - 1.742     7,962         --        0.20 - 0.45         5.29 - 5.51

MIST Neuberger Berman Real Estate         2007  13,852  2.353 - 3.134    40,028       1.21        0.10 - 0.45   (17.27) - (14.93)
   Investment Option (Class A)            2006  19,986  2.766 - 3.685    70,872         --        0.15 - 0.45       22.64 - 22.88

MIST PIMCO Inflation Protected Bond
   Investment Option (Class A) (b)        2007  24,800  1.278 - 1.299    32,068         --        0.10 - 0.45         7.12 - 7.36

                                                       AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                               --------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                UNITS     LOWEST TO   NET ASSETS    INCOME        LOWEST TO         LOWEST TO
                                                (000s)   HIGHEST ($)    ($000s)    RATIO (%)     HIGHEST (%)       HIGHEST (%)
                                               ------- -------------- ---------- ------------- ---------------- -----------------
MIST Pioneer Fund Investment Option       2007      48          1.114        53       0.61               0.25                4.80
   (Class A)                              2006     118          1.063       126         --               0.25               11.66

MIST Third Avenue Small Cap Value
   Investment Option (Class B) (b)        2007  12,584  1.952 - 2.075    26,073         --        0.10 - 0.45     (9.33) - (9.12)

MSF BlackRock Aggressive Growth           2007  11,829  0.720 - 1.118     9,302         --        0.20 - 0.45       19.96 - 20.20
   Investment Option (Class D)            2006  11,630  0.599 - 0.931     7,615         --        0.20 - 0.45     (1.71) - (1.48)

MSF BlackRock Bond Income                 2007   7,808  1.323 - 1.345    10,493       3.21        0.20 - 0.45         5.84 - 6.09
   Investment Option (Class A)            2006   7,024  1.250 - 1.268     8,901         --        0.20 - 0.45         4.69 - 4.88

MSF BlackRock Diversified
   Investment Option (Class A) (b)        2007   2,962  1.192 - 1.298     3,810         --        0.20 - 0.45         1.11 - 1.27

MSF BlackRock Money Market                2007 143,562  1.176 - 1.284   181,027       4.93        0.15 - 0.45         4.56 - 4.91
   Investment Option (Class A)            2006  97,923  1.121 - 1.225   117,915       3.27        0.15 - 0.45         2.09 - 3.20

MSF Capital Guardian U.S. Equity          2007   3,758  0.607 - 0.834     2,351       0.53        0.20 - 0.45     (0.48) - (0.33)
   Investment Option (Class A)            2006   4,169  0.609 - 0.837     2,576         --        0.20 - 0.45         3.64 - 3.75

MSF FI Large Cap Investment Option        2007   2,730  0.788 - 1.022     2,352       0.16        0.20 - 0.45         3.50 - 3.68
   (Class A)                              2006   3,110  0.760 - 1.042     2,532         --        0.15 - 0.45         2.21 - 2.36

MSF FI Value Leaders Investment Option    2007  11,271  1.449 - 1.565    17,017       0.78        0.20 - 0.45         3.64 - 3.87
   (Class D)                              2006  12,363  1.395 - 1.507    17,813         --        0.20 - 0.45         3.34 - 3.56

MSF MetLife Aggressive Allocation         2007   5,147  1.320 - 1.324     6,808       0.06        0.15 - 0.25         3.04 - 3.12
   Investment Option (Class B)            2006   1,050  1.281 - 1.284     1,347         --        0.15 - 0.25        6.92 - 13.83

MSF MetLife Conservative Allocation       2007   1,760  1.161 - 1.164     2,043         --        0.15 - 0.25         5.35 - 5.43
   Investment Option (Class B)            2006   4,478  1.102 - 1.104     4,942         --        0.15 - 0.25         2.23 - 5.44

MSF MetLife Conservative to Moderate      2007   6,733  1.201 - 1.204     8,102         --        0.15 - 0.25         4.52 - 4.60
   Allocation Investment Option (Class B) 2006   9,068  1.149 - 1.151    10,432         --        0.15 - 0.25         5.60 - 7.57

MSF MetLife Moderate Allocation           2007  10,244  1.247 - 1.250    12,803       0.01        0.15 - 0.25         4.09 - 4.17
   Investment Option (Class B)            2006   1,966  1.198 - 1.200     2,357         --        0.15 - 0.25         5.09 - 9.69

MSF MetLife Moderate to Aggressive        2007   1,458  1.269 - 1.271     1,851       0.03        0.20 - 0.25         3.59 - 3.67
   Allocation Investment Option (Class B) 2006     426  1.225 - 1.226       522         --        0.20 - 0.25        4.26 - 11.15

MSF MetLife Stock Index
   Investment Option (Class A) (b)        2007  44,521  1.702 - 1.730    76,909         --        0.13 - 0.43     (0.82) - (0.63)

MSF MFS Total Return Investment Option    2007  21,883  1.713 - 1.741    37,564       1.86        0.20 - 0.45         3.76 - 3.94
   (Class F)                              2006  27,517  1.385 - 1.676    45,429         --        0.15 - 0.45         7.70 - 7.95

MSF Oppenheimer Global Equity             2007     736          1.495     1,100       0.92               0.20                6.10
   Investment Option (Class B)            2006     861  1.407 - 1.409     1,214         --        0.19 - 0.24         6.42 - 6.43

MSF Russell 2000 Index Investment Option
   (Class A) (b)                          2007  18,889  1.402 - 1.890    28,667         --        0.15 - 0.45     (7.19) - (6.98)

                                                       AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                               --------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                UNITS     LOWEST TO   NET ASSETS    INCOME        LOWEST TO         LOWEST TO
                                                (000s)   HIGHEST ($)    ($000s)    RATIO (%)     HIGHEST (%)       HIGHEST (%)
                                               ------- -------------- ---------- ------------- ---------------- -----------------
MSF T. Rowe Price Large Cap Growth        2007   2,807  1.068 - 1.086     3,047       0.13        0.20 - 0.45         8.65 - 8.93
   Investment Option (Class B)            2006   3,400  0.983 - 0.997     3,388         --        0.20 - 0.45         8.02 - 8.13

MSF Western Asset Management High
   Yield Bond Investment Option           2007      --  1.718 - 1.888        --      11.37        0.15 - 0.45         4.20 - 4.31
   (Class A) (a)                          2006   9,348  1.647 - 1.811    16,326         --        0.15 - 0.45         7.08 - 7.30

MSF Western Asset Management U.S.         2007  15,127  1.417 - 1.597    23,801       2.48        0.05 - 0.30         4.04 - 4.81
   Government Investment Option (Class A) 2006  12,848  1.510 - 1.532    19,580         --        0.05 - 0.30         4.28 - 4.46

Morgan Stanley UIF Emerging Markets       2007      --          2.016        --         --               0.20                7.98
   Equity Investment Option (Class I) (a) 2006     615  1.865 - 1.867     1,148       1.69        0.20 - 0.25       36.63 - 36.88
                                          2005       5          1.364         7         --               0.20                6.07

PIMCO VIT Low Duration                    2007  15,490  1.126 - 1.139    17,613       4.76        0.15 - 0.45         6.83 - 7.25
   Investment Option                      2006  31,275  1.054 - 1.062    33,160       4.31        0.15 - 0.45         2.12 - 3.82
                                          2005   6,919  1.018 - 1.022     7,073       2.90        0.20 - 0.45         0.79 - 0.89
                                          2004   2,317          1.014     2,350       0.52               0.20                0.40

PIMCO VIT Real Return Investment Option   2007      --  1.193 - 1.210        --       1.55        0.10 - 0.45         2.40 - 2.56
   (Administrative Class) (a)             2006  41,440  1.165 - 1.180    48,710       4.29        0.10 - 0.45         0.26 - 0.60
                                          2005  28,316  1.162 - 1.173    33,133       2.80        0.10 - 0.45       (0.26) - 1.92
                                          2004  18,765  1.143 - 1.149    21,547       1.02        0.15 - 0.45         2.50 - 8.71
                                          2003     232  1.054 - 1.056       245       0.29        0.20 - 0.45         0.00 - 6.56

PIMCO VIT Total Return Investment Option  2007  96,209  1.437 - 1.461   140,175       4.80        0.10 - 0.45         8.29 - 8.61
   (Administrative Class)                 2006 104,174  1.327 - 1.346   139,901       4.41        0.10 - 0.45         3.35 - 3.73
                                          2005  99,384  1.284 - 1.299   128,880       3.41        0.10 - 0.45       (0.31) - 2.31
                                          2004 100,032  1.256 - 1.270   126,939       1.90        0.15 - 0.45         4.48 - 4.75
                                          2003  62,072  1.199 - 1.214    75,254       2.78        0.15 - 0.45         4.51 - 4.90

Pioneer Mid Cap Value VCT                 2007   2,793  1.738 - 1.764     4,921       0.75        0.20 - 0.45         4.83 - 5.13
   Investment Option (Class II)           2006   3,764  1.658 - 1.682     6,309         --        0.15 - 0.45       11.80 - 12.13
                                          2005   8,112  1.483 - 1.500    12,152       0.23        0.15 - 0.45         7.15 - 7.45
                                          2004   4,014  1.384 - 1.396     5,595       0.26        0.15 - 0.45       14.43 - 21.53
                                          2003     944  1.142 - 1.147     1,083       0.25        0.20 - 0.45        0.09 - 32.60

Putnam VT Discovery Growth                2007     307  1.056 - 1.074       329         --        0.20 - 0.45        9.77 - 10.04
   Investment Option (Class IB)           2006     282  0.962 - 0.976       275         --        0.20 - 0.45       10.57 - 10.91
                                          2005     425  0.870 - 0.880       374         --        0.20 - 0.45         6.75 - 7.06
                                          2004     502  0.815 - 0.822       412         --        0.20 - 0.45         7.10 - 7.32
                                          2003     447  0.761 - 0.766       342         --        0.20 - 0.45      (0.26) - 31.84

Putnam VT International Equity            2007      --  1.627 - 1.651        --       2.93        0.20 - 0.45         8.68 - 8.76
   Investment Option (Class IB) (a)       2006   4,629  1.497 - 1.518     7,026       1.34        0.20 - 0.45       27.19 - 27.46
                                          2005  19,833  1.177 - 1.191    23,626       1.33        0.20 - 0.45       11.67 - 11.96
                                          2004  13,701  1.054 - 1.064    14,576       1.43        0.20 - 0.45       15.70 - 16.03
                                          2003  15,130  0.911 - 0.917    13,878       0.57        0.20 - 0.45        1.66 - 28.25

Putnam VT Small Cap Value                 2007      --  2.148 - 2.285        --       0.55        0.10 - 0.45         7.19 - 7.29
   Investment Option (Class IB) (a)       2006  19,153  2.002 - 2.130    40,403       0.33        0.10 - 0.45       16.73 - 17.21
                                          2005  19,820  1.704 - 1.820    35,784       0.17        0.10 - 0.45       (0.23) - 6.87
                                          2004  17,673  1.595 - 1.703    29,863       0.33        0.15 - 0.45       15.25 - 25.96
                                          2003  10,280  1.343 - 1.352    13,895       0.27        0.20 - 0.45       48.89 - 49.28

                                                       AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                               --------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                UNITS     LOWEST TO   NET ASSETS    INCOME        LOWEST TO         LOWEST TO
                                                (000s)   HIGHEST ($)    ($000s)    RATIO (%)     HIGHEST (%)       HIGHEST (%)
                                               ------- -------------- ---------- ------------- ---------------- -----------------
Royce Micro Cap Investment Option         2007   4,128  1.535 - 1.537     6,343       0.72        0.15 - 0.20         3.78 - 3.79
                                          2006   3,688  1.479 - 1.481     5,460       0.28        0.15 - 0.20       14.10 - 20.83
                                          2005      --          1.224        --         --               0.20               10.77

Royce Small Cap Investment Option         2007   4,791  1.270 - 1.272     6,094       0.05        0.20 - 0.25     (2.38) - (2.30)
                                          2006   4,408  1.301 - 1.302     5,741       0.09        0.20 - 0.25        1.80 - 15.32
                                          2005     266          1.129       301         --               0.20                0.27

Vanguard VIF Diversified Value            2007  10,524  1.777 - 1.793    18,863       1.87        0.25 - 0.45         3.43 - 3.70
   Investment Option                      2006  11,262  1.718 - 1.732    19,472       0.02        0.20 - 0.45       11.67 - 18.32
                                          2005      18          1.452        26         --               0.45              (1.22)

Vanguard VIF Equity Index                 2007  17,279  1.507 - 1.520    26,263       1.56        0.25 - 0.45         4.87 - 5.12
   Investment Option                      2006  19,304  1.437 - 1.449    27,917       0.01        0.20 - 0.45        9.77 - 15.24
                                          2005     171          1.247       213         --               0.45                1.63

Vanguard VIF International                2007     542          1.675       908       1.27               0.25               17.13
   Investment Option                      2006     166          1.430       238         --               0.25               19.07

Vanguard VIF Mid-Cap Index                2007  11,874          1.344    15,960       1.32               0.25                5.83
   Investment Option                      2006  12,978  1.270 - 1.271    16,477         --        0.20 - 0.25         3.84 - 9.39

Vanguard VIF Short-Term                   2007     198          1.148       228       0.89               0.45                5.51
   Investment-Grade Investment Option     2006       2          1.088         2       2.08               0.45                4.41
                                          2005       3          1.042         4         --               0.45                0.48

Vanguard VIF Small Company Growth         2007   2,713  1.479 - 1.482     4,012       0.32        0.20 - 0.25         3.50 - 3.56
   Investment Option                      2006     991  1.429 - 1.431     1,417         --        0.20 - 0.25       (1.78) - 3.85

The Merger Fund VL Investment Option      2007      87          1.222       107         --               0.20                1.83
                                          2006     138          1.200       165         --               0.20                8.70

(1) The Company sells a number of variable life products which have unique combinations of features and fees that are charged against the policy owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Option from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policy owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Investment Option invests.

(3) These amounts represent the annualized policy expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual policy total returns are not within the ranges presented.

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

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6. SCHEDULES OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                   AIM V.I. INTERNATIONAL GROWTH  AMERICAN CENTURY VP ULTRA  AMERICAN FUNDS GLOBAL GROWTH
                                         INVESTMENT OPTION            INVESTMENT OPTION            INVESTMENT OPTION
                                            (SERIES I)                    (CLASS I)                    (CLASS 2)
                                   -----------------------------  -------------------------  ----------------------------
                                         2007        2006             2007         2006             2007        2006
                                      ----------  ----------       ----------  -----------      ----------  ----------
Units beginning of year               10,023,431   1,063,811        4,421,032   5,669,118       11,866,818   7,454,459
Units issued and transferred
   from other funding options         27,945,724  10,002,278           90,294     256,143        4,110,165   6,614,662
Units redeemed and transferred to
   other funding options              (6,393,378) (1,042,658)      (1,475,969) (1,504,229)      (8,618,514) (2,202,303)
                                      ----------  ----------       ----------  ----------       ----------  ----------
Units end of year                     31,575,777  10,023,431        3,035,357   4,421,032        7,358,469  11,866,818
                                      ==========  ==========       ==========  ==========       ==========  ==========

                                   DELAWARE VIP SMALL CAP VALUE     DREYFUS STOCK INDEX    DREYFUS VIF APPRECIATION
                                        INVESTMENT OPTION            INVESTMENT OPTION         INVESTMENT OPTION
                                         (STANDARD CLASS)            (INITIAL SHARES)          (INITIAL SHARES)
                                   ----------------------------  ------------------------  ------------------------
                                          2007       2006          2007 (a)       2006         2007         2006
                                      ----------  ---------      -----------  -----------  -----------  -----------
Units beginning of year                3,803,732  2,206,940       33,827,335   21,153,835   22,045,488    3,961,249
Units issued and transferred
   from other funding options          3,171,080  2,462,639        9,172,769   28,423,068    2,416,275   42,693,564
Units redeemed and transferred to
   other funding options              (1,467,147)  (865,847)     (43,000,104) (15,749,568) (21,179,007) (24,609,325)
                                      ----------  ---------      -----------  -----------  -----------  -----------
Units end of year                      5,507,665  3,803,732               --   33,827,335    3,282,756   22,045,488
                                      ==========  =========      ===========  ===========  ===========  ===========


                                   FIDELITY VIP CONTRAFUND  FIDELITY VIP CONTRAFUND  FIDELITY VIP GROWTH & INCOME
                                      INVESTMENT OPTION        INVESTMENT OPTION           INVESTMENT OPTION
                                       (INITIAL CLASS)         (SERVICE CLASS 2)           (SERVICE CLASS 2)
                                   -----------------------  -----------------------  ----------------------------
                                      2007         2006        2007        2006            2007        2006
                                   ----------  -----------  ----------  -----------     -------  -------------
Units beginning of year            10,651,181           --  25,666,834  15,003,501      11,740,284   9,431,000
Units issued and transferred
   from other funding options       7,697,099   22,077,142  10,142,799  17,249,353         239,781   3,621,831
Units redeemed and transferred to
   other funding options           (6,006,793) (11,425,961) (9,646,894) (6,586,020)     (5,947,678) (1,312,547)
                                   ----------  -----------  ----------  ----------      ----------  ----------
Units end of year                  12,341,487   10,651,181  26,162,739  25,666,834       6,032,387  11,740,284
                                   ==========  ===========  ==========  ==========      ==========  ==========

                                       FTVIPT FRANKLIN
                                        SMALL-MID CAP       FTVIPT TEMPLETON DEVELOPING      FTVIPT TEMPLETON
                                      GROWTH SECURITIES         MARKETS SECURITIES          FOREIGN SECURITIES
                                      INVESTMENT OPTION          INVESTMENT OPTION          INVESTMENT OPTION
                                          (CLASS 2)                  (CLASS 2)                  (CLASS 2)
                                   -----------------------  ---------------------------  -----------------------
                                      2007         2006          2007        2006            2007        2006
                                   ----------  -----------    ----------  ----------     -----------  ----------
Units beginning of year            14,001,194   24,072,492    12,009,404   9,883,511      16,746,659  18,040,869
Units issued and transferred
   from other funding options       3,326,249    7,232,467     5,539,424   6,976,336       4,738,809   7,111,197
Units redeemed and transferred to
   other funding options           (6,084,288) (17,303,765)   (5,434,366) (4,850,443)    (11,812,798) (8,405,407)
                                   ----------  -----------    ----------  ----------     -----------  ----------
Units end of year                  11,243,155   14,001,194    12,114,462  12,009,404       9,672,670  16,746,659
                                   ==========  ===========    ==========  ==========     ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

                                     AMERICAN FUNDS GROWTH   AMERICAN FUNDS GROWTH-INCOME  CREDIT SUISSE TRUST EMERGING
                                       INVESTMENT OPTION           INVESTMENT OPTION                  MARKETS
                                           (CLASS 2)                   (CLASS 2)                 INVESTMENT OPTION
                                   ------------------------  ----------------------------  ----------------------------
                                        2007         2006           2007         2006          2007 (a)       2006
                                   -----------  -----------    -----------  -----------      ----------  -----------
Units beginning of year             52,552,658   43,428,155     28,115,420   28,651,542       2,196,904   21,057,883
Units issued and transferred
   from other funding options       13,108,230   33,592,016     18,012,203   27,006,920         331,379   14,124,052
Units redeemed and transferred to
   other funding options           (21,608,407) (24,467,513)   (12,915,748) (27,543,042)     (2,528,283) (32,985,031)
                                   -----------  -----------    -----------  -----------      ----------  -----------
Units end of year                   44,052,481   52,552,658     33,211,875   28,115,420              --    2,196,904
                                   ===========  ===========    ===========  ===========      ==========  ===========

                                   DREYFUS VIF DEVELOPING LEADERS   DWS VIT SMALL CAP INDEX  FIDELITY VIP ASSET MANAGER SM
                                          INVESTMENT OPTION            INVESTMENT OPTION           INVESTMENT OPTION
                                          (INITIAL SHARES)                 (CLASS A)                (INITIAL CLASS)
                                   ------------------------------  ------------------------  -----------------------------
                                          2007         2006          2007 (a)       2006          2007 (a)      2006
                                      -----------  -----------     -----------  -----------      ----------  ---------
Units beginning of year                12,612,359   20,962,247      18,031,913   25,978,028       3,048,299  2,417,203
Units issued and transferred
   from other funding options             694,396    8,934,568       2,412,988   15,053,943         361,914  1,628,474
Units redeemed and transferred to
   other funding options              (11,319,771) (17,284,456)    (20,444,901) (23,000,058)     (3,410,213)  (997,378)
                                      -----------  -----------     -----------  -----------      ----------  ---------
Units end of year                       1,986,984   12,612,359              --   18,031,913              --  3,048,299
                                      ===========  ===========     ===========  ===========      ==========  =========

                                                                                     FTVIP TEMPLETON GLOBAL
                                     FIDELITY VIP MID CAP     FIDELITY VIP OVERSEAS     ASSET ALLOCATION
                                       INVESTMENT OPTION        INVESTMENT OPTION       INVESTMENT OPTION
                                       (SERVICE CLASS 2)        (SERVICE CLASS 2)           (CLASS 1)
                                   ------------------------  ----------------------  ----------------------
                                       2007         2006        2007        2006      2007 (a)      2006
                                   -----------  -----------  ----------  ----------  ----------  ----------
Units beginning of year             22,673,521   12,009,948  12,909,259  11,009,148   3,374,783         --
Units issued and transferred
   from other funding options       17,279,834   32,921,033   6,811,960   6,453,610   1,212,289  3,868,206
Units redeemed and transferred to
   other funding options           (13,072,396) (22,257,460) (2,490,334) (4,553,499) (4,587,072)  (493,423)
                                   -----------  -----------  ----------  ----------  ----------  ---------
Units end of year                   26,880,959   22,673,521  17,230,885  12,909,259          --  3,374,783
                                   ===========  ===========  ==========  ==========  ==========  =========

                                   FTVIPT TEMPLETON GLOBAL
                                      INCOME SECURITIES     JANUS ASPEN GLOBAL TECHNOLOGY  JANUS ASPEN WORLDWIDE GROWTH
                                      INVESTMENT OPTION           INVESTMENT OPTION              INVESTMENT OPTION
                                          (CLASS 1)                (SERVICE SHARES)               (SERVICE SHARES)
                                   -----------------------  -----------------------------  ----------------------------
                                      2007        2006            2007        2006               2007        2006
                                   ----------  ----------      ----------  ----------         ----------  ----------
Units beginning of year             3,352,892     835,723       3,710,951   4,764,842          2,979,742   2,727,102
Units issued and transferred
   from other funding options       6,134,758   3,788,001       6,874,392   4,169,997          1,400,131   1,664,018
Units redeemed and transferred to
   other funding options           (2,232,322) (1,270,832)     (7,530,839) (5,223,888)        (1,485,199) (1,411,378)
                                   ----------  ----------      ----------  ----------         ----------  ----------
Units end of year                   7,255,328   3,352,892       3,054,504   3,710,951          2,894,674   2,979,742
                                   ==========  ==========      ==========  ==========         ==========  ==========

                                   LMPVET AGGRESSIVE GROWTH  LMPVET APPRECIATION     LMPVET EQUITY INDEX
                                       INVESTMENT OPTION      INVESTMENT OPTION       INVESTMENT OPTION
                                           (CLASS I)              (CLASS I)               (CLASS I)
                                   ------------------------  -------------------  -------------------------
                                       2007        2006           2007   2006         2007         2006
                                    ----------  ----------       ------  ----     -----------  -----------
Units beginning of year              4,486,576   4,054,819           --    --      26,356,275   80,402,534
Units issued and transferred
   from other funding options        1,724,036   3,655,595       35,569    --       8,131,536   32,722,981
Units redeemed and transferred to
   other funding options            (2,270,026) (3,223,838)      (1,806)   --     (10,766,635) (86,769,240)
                                    ----------  ----------       ------   ---     -----------  -----------
Units end of year                    3,940,586   4,486,576       33,763    --      23,721,176   26,356,275
                                    ==========  ==========       ======   ===     ===========  ===========

                                   LMPVET LARGE CAP GROWTH                                      LMPVPI ALL CAP
                                      INVESTMENT OPTION     LMPVET SOCIAL AWARENESS STOCK     INVESTMENT OPTION
                                          (CLASS I)               INVESTMENT OPTION               (CLASS I)
                                   -----------------------  -----------------------------  -----------------------
                                      2007        2006            2007        2006          2007 (a)       2006
                                   ----------  ----------       ---------  ---------       ----------  -----------
Units beginning of year             7,480,827   9,675,698       2,235,404  2,249,007        5,984,935    5,927,589
Units issued and transferred
   from other funding options       3,411,580   5,218,321         442,461    479,472          474,386   10,585,930
Units redeemed and transferred to
   other funding options           (2,946,787) (7,413,192)       (658,298)  (493,075)      (6,459,321) (10,528,584)
                                   ----------  ----------       ---------  ---------       ----------  -----------
Units end of year                   7,945,620   7,480,827       2,019,567  2,235,404               --    5,984,935
                                   ==========  ==========       =========  =========       ==========  ===========

                                    LMPVIT STRATEGIC BOND   LMPVPI TOTAL RETURN   LORD ABBETT GROWTH AND INCOME
                                      INVESTMENT OPTION      INVESTMENT OPTION          INVESTMENT OPTION
                                          (CLASS I)              (CLASS I)                  (CLASS VC)
                                   ----------------------- ---------------------  -----------------------------
                                      2007        2006      2007 (a)     2006         2007 (a)      2006
                                   ----------  ----------  ----------  --------      ----------  ----------
Units beginning of year             2,971,179   2,547,493     618,994   381,759       2,771,537   2,135,507
Units issued and transferred
   from other funding options       1,448,355   3,037,048     703,249   739,530         755,727   2,141,587
Units redeemed and transferred to
   other funding options           (1,310,789) (2,613,362) (1,322,243) (502,295)     (3,527,264) (1,505,557)
                                   ----------  ----------  ----------  --------      ----------  ----------
Units end of year                   3,108,745   2,971,179          --   618,994              --   2,771,537
                                   ==========  ==========  ==========  ========      ==========  ==========

                                     MIST BLACKROCK        MIST BLACKROCK
                                     LARGE-CAP CORE        LARGE-CAP CORE          MIST HARRIS OAKMARK
                                   INVESTMENT OPTION     INVESTMENT OPTION   INTERNATIONAL INVESTMENT OPTION
                                       (CLASS E)             (CLASS A)                  (CLASS A)
                                   -----------------  ---------------------- -------------------------------
                                     2007 (b)   2006   2007 (a)      2006           2007        2006
                                    ----------  ----  ----------  ---------      ----------  ----------
Units beginning of year                     --    --     904,781         --       9,827,544          --
Units issued and transferred
   from other funding options       12,368,822    --     236,900  1,353,772      13,713,613  16,387,655
Units redeemed and transferred to
   other funding options            (4,108,227)   --  (1,141,681)  (448,991)     (5,565,466) (6,560,111)
                                    ----------   ---  ----------  ---------      ----------  ----------
Units end of year                    8,260,595    --          --    904,781      17,975,691   9,827,544
                                    ==========   ===  ==========  =========      ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

                                   LMPVET FUNDAMENTAL VALUE   LMPVET INTERNATIONAL      LMPVET INVESTORS
                                       INVESTMENT OPTION       ALL CAP OPPORTUNITY     INVESTMENT OPTION
                                           (CLASS I)            INVESTMENT OPTION          (CLASS I)
                                   ------------------------  --------------------- ------------------------
                                       2007        2006        2007       2006        2007         2006
                                    ----------  ----------   ---------  ---------  ----------  -----------
Units beginning of year              2,932,147   3,550,693   1,007,220    427,269   4,952,272   25,474,639
Units issued and transferred
   from other funding options        6,722,603     871,428     377,208    896,355     967,552    6,972,099
Units redeemed and transferred to
   other funding options            (6,891,412) (1,489,974)   (409,852)  (316,404) (1,428,536) (27,494,466)
                                    ----------  ----------   ---------  ---------  ----------  -----------
Units end of year                    2,763,338   2,932,147     974,576  1,007,220   4,491,288    4,952,272
                                    ==========  ==========   =========  =========  ==========  ===========

                                   LMPVET CAPITAL AND INCOME  LMPVIT GLOBAL HIGH YIELD BOND    LMPVIT GOVERNMENT
                                       INVESTMENT OPTION           INVESTMENT OPTION           INVESTMENT OPTION
                                            (CLASS I)                   (CLASS I)                  (CLASS I)
                                   -------------------------  -----------------------------  --------------------
                                         2007 (b)  2006             2007         2006          2007       2006
                                        ---------  ----         -----------  -----------     ---------  --------
Units beginning of year                        --    --          17,593,279           --       139,645   185,366
Units issued and transferred
   from other funding options           1,794,030    --           9,477,534   37,830,796     1,372,296   330,594
Units redeemed and transferred to
   other funding options                 (682,815)   --         (13,248,707) (20,237,517)     (887,019) (376,315)
                                        ---------   ---         -----------  -----------     ---------  --------
Units end of year                       1,111,215    --          13,822,106   17,593,279       624,922   139,645
                                        =========   ===         ===========  ===========     =========  ========

                                                                  MIST BATTERYMARCH
                                   LORD ABBETT MID-CAP VALUE        MID-CAP STOCK      MIST BLACKROCK HIGH YIELD
                                       INVESTMENT OPTION          INVESTMENT OPTION        INVESTMENT OPTION
                                           (CLASS VC)                 (CLASS A)                (CLASS A)
                                   -------------------------  ------------------------ -------------------------
                                     2007 (a)      2006          2007         2006           2007 (b)   2006
                                    ----------  ----------    ----------  -----------       ----------  ----
Units beginning of year              8,183,226   9,126,608     9,431,096           --               --    --
Units issued and transferred
   from other funding options        1,131,395   7,267,810     1,005,090   24,942,292       13,684,395    --
Units redeemed and transferred to
   other funding options            (9,314,621) (8,211,192)   (6,977,521) (15,511,196)      (3,187,171)   --
                                    ----------  ----------    ----------  -----------       ----------   ---
Units end of year                           --   8,183,226     3,458,665    9,431,096       10,497,224    --
                                    ==========  ==========    ==========  ===========       ==========   ===

                                                            MIST LOOMIS SAYLES     MIST LORD ABBETT
                                        MIST JANUS FORTY      GLOBAL MARKETS         BOND DEBENTURE
                                       INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                           (CLASS A)             (CLASS A)             (CLASS A)
                                   ------------------------ ------------------  -----------------------
                                      2007         2006       2007 (b)   2006      2007        2006
                                   ----------  -----------   ----------  ----   ----------  ----------
Units beginning of year            17,823,011           --           --    --    4,172,978          --
Units issued and transferred
   from other funding options       8,615,178   43,070,983    7,552,179    --    1,118,262   9,175,755
Units redeemed and transferred to
   other funding options           (9,826,597) (25,247,972)  (1,296,940)   --   (3,984,192) (5,002,777)
                                   ----------  -----------   ----------   ---   ----------  ----------
Units end of year                  16,611,592   17,823,011    6,255,239    --    1,307,048   4,172,978
                                   ==========  ===========   ==========   ===   ==========  ==========

                                      MIST LORD ABBETT        MIST LORD ABBETT           MIST MET/AIM
                                      GROWTH AND INCOME         MID-CAP VALUE        CAPITAL APPRECIATION
                                      INVESTMENT OPTION       INVESTMENT OPTION        INVESTMENT OPTION
                                          (CLASS B)               (CLASS B)                (CLASS A)
                                   ----------------------  ----------------------  -----------------------
                                       2007        2006       2007        2006        2007         2006
                                   ----------  ----------  ----------  ----------  ----------  -----------
Units beginning of year             5,631,229          --   8,861,872          --   2,876,941           --
Units issued and transferred
   from other funding options       7,743,579   6,977,729  26,154,038  10,451,977     724,911   23,083,066
Units redeemed and transferred to
   other funding options           (2,784,825) (1,346,500) (6,049,124) (1,590,105) (1,577,875) (20,206,125)
                                   ----------  ----------  ----------  ----------  ----------  -----------
Units end of year                  10,589,983   5,631,229  28,966,786   8,861,872   2,023,977    2,876,941
                                   ==========  ==========  ==========  ==========  ==========  ===========

                                        MIST NEUBERGER              MIST PIMCO
                                      BERMAN REAL ESTATE     INFLATION PROTECTED BOND  MIST PIONEER FUND
                                       INVESTMENT OPTION         INVESTMENT OPTION     INVESTMENT OPTION
                                           (CLASS A)                 (CLASS A)              (CLASS A)
                                   ------------------------  ------------------------  -----------------
                                       2007         2006          2007 (b)    2006       2007     2006
                                   -----------  -----------      -----------  ----     --------  -------
Units beginning of year             19,986,349         --                 --    --      118,220       --
Units issued and transferred
   from other funding options        5,867,565   35,141,988       44,618,211    --       66,905  118,375
Units redeemed and transferred to
   other funding options           (12,001,683) (15,155,639)     (19,817,815)   --     (137,290)    (155)
                                   -----------  -----------      -----------   ---     --------  -------
Units end of year                   13,852,231   19,986,349       24,800,396    --       47,835  118,220
                                   ===========  ===========      ===========   ===     ========= =======

                                                                                              MSF CAPITAL
                                   MSF BLACKROCK DIVERSIFIED  MSF BLACKROCK MONEY MARKET   GUARDIAN U.S.EQUITY
                                       INVESTMENT OPTION           INVESTMENT OPTION        INVESTMENT OPTION
                                           (CLASS A)                   (CLASS A)                (CLASS A)
                                   -------------------------  --------------------------  ---------------------
                                         2007 (b)   2006          2007         2006         2007       2006
                                        ---------   ----      -----------  ------------  ----------  ---------
Units beginning of year                      --       --       97,923,083            --   4,168,943         --
Units issued and transferred
   from other funding options           3,615,390     --      142,085,046   210,047,351     891,371  4,814,861
Units redeemed and transferred to
   other funding options                 (653,188)    --      (96,445,725) (112,124,268) (1,302,599)  (645,918)
                                        ---------   ----      -----------  ------------  ----------  ---------
Units end of year                       2,962,202     --      143,562,404    97,923,083   3,757,715  4,168,943
                                        =========   ====      ===========  ============  ==========  =========

                                         MSF METLIFE        MSF METLIFE CONSERVATIVE TO       MSF METLIFE
                                   CONSERVATIVE ALLOCATION      MODERATE ALLOCATION       MODERATE ALLOCATION
                                      INVESTMENT OPTION          INVESTMENT OPTION         INVESTMENT OPTION
                                          (CLASS B)                  (CLASS B)                 (CLASS B)
                                   -----------------------  ---------------------------  ---------------------
                                      2007        2006            2007        2006          2007        2006
                                   ----------  ---------       ----------  ---------     ----------  ---------
Units beginning of year             4,478,240         --        9,068,317         --      1,965,704         --
Units issued and transferred
   from other funding options       2,460,138  4,893,764        2,955,760  9,139,665     10,616,086  1,978,570
Units redeemed and transferred to
   other funding options           (5,178,632)  (415,524)      (5,291,046)   (71,348)    (2,337,344)   (12,866)
                                   ----------  ---------       ----------  ---------     ----------  ---------
Units end of year                   1,759,746  4,478,240        6,733,031  9,068,317     10,244,446  1,965,704
                                   ==========  =========       ==========  =========     ==========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

                                       MIST MET/AIM            MIST MFS                 MIST MFS
                                     SMALL CAP GROWTH   EMERGING MARKETS EQUITY  RESEARCH INTERNATIONAL
                                    INVESTMENT OPTION      INVESTMENT OPTION        INVESTMENT OPTION
                                        (CLASS A)              (CLASS A)                (CLASS B)
                                   -------------------  -----------------------  ----------------------
                                      2007       2006       2007 (b)   2006           2007 (b)  2006
                                   ----------  -------     ----------  ----          ---------  ----
Units beginning of year               183,500       --             --    --                 --    --
Units issued and transferred
   from other funding options       1,128,563  205,784      4,778,350    --          5,396,668    --
Units redeemed and transferred to
   other funding options           (1,003,622) (22,284)    (1,457,541)   --           (823,704)   --
                                   ----------  -------     ----------   ---          ---------   ---
Units end of year                     308,441  183,500      3,320,809    --          4,572,964    --
                                   ==========  =======     ==========   ===          =========   ===

                                   MIST THIRD AVENUE       MSF BLACKROCK            MSF BLACKROCK
                                    SMALL CAP VALUE      AGGRESSIVE GROWTH           BOND INCOME
                                   INVESTMENT OPTION     INVESTMENT OPTION       INVESTMENT OPTION
                                       (CLASS B)             (CLASS D)                (CLASS A)
                                   -----------------  -----------------------  ----------------------
                                    2007 (b)   2006      2007        2006       2007         2006
                                   ----------  ----   ----------  -----------  ---------  -----------
Units beginning of year                    --    --   11,629,711           --  7,023,508           --
Units issued and transferred
   from other funding options      21,003,022    --    3,375,951   50,632,969  1,632,602   23,893,505
Units redeemed and transferred to
   other funding options           (8,418,810)   --   (3,176,545) (39,003,258)  (848,425) (16,869,997)
                                   ----------   ---   ----------  -----------  ---------  -----------
Units end of year                  12,584,212    --   11,829,117   11,629,711  7,807,685    7,023,508
                                   ==========   ===   ==========  ===========  =========  ===========

                                                                                         MSF METLIFE
                                       MSF FI LARGE CAP      MSF FI VALUE LEADERS    AGGRESSIVE ALLOCATION
                                       INVESTMENT OPTION       INVESTMENT OPTION      INVESTMENT OPTION
                                          (CLASS A)               (CLASS D)              (CLASS B)
                                   -----------------------  -----------------------  ---------------------
                                      2007         2006        2007        2006         2007       2006
                                   ----------  -----------  ----------  -----------  ---------  ---------
Units beginning of year             3,109,748           --  12,362,958           --  1,049,578         --
Units issued and transferred
   from other funding options       1,385,592   46,711,723   4,087,915   39,979,922  4,807,490  1,449,185
Units redeemed and transferred to
   other funding options           (1,765,214) (43,601,975) (5,179,650) (27,616,964)  (710,451)  (399,607)
                                   ----------  -----------  ----------  -----------  ---------  ---------
Units end of year                   2,730,126    3,109,748  11,271,223   12,362,958  5,146,617  1,049,578
                                   ==========  ===========  ==========  ===========  =========  =========

                                   MSF METLIFE MODERATE TO
                                    AGGRESSIVE ALLOCATION   MSF METLIFE STOCK INDEX    MSF MFS TOTAL RETURN
                                      INVESTMENT OPTION        INVESTMENT OPTION        INVESTMENT OPTION
                                          (CLASS B)                (CLASS A)                (CLASS F)
                                   -----------------------  -----------------------  -----------------------
                                       2007       2006          2007 (b)   2006         2007         2006
                                     ---------  -------        ----------  ----      ----------  -----------
Units beginning of year                426,130       --                --    --      27,516,843           --
Units issued and transferred
   from other funding options        1,379,111  505,557        49,513,492    --       3,065,415   60,506,141
Units redeemed and transferred to
   other funding options              (347,151) (79,427)       (4,992,370)   --      (8,698,882) (32,989,298)
                                     ---------  -------        ----------   ---      ----------  -----------
Units end of year                    1,458,090  426,130        44,521,122    --      21,883,376   27,516,843
                                     =========  =======        ==========   ===      ==========  ===========

                                                                                             MSF T. ROWE PRICE
                                   MSF OPPENHEIMER GLOBAL EQUITY  MSF RUSSELL 2000 INDEX      LARGE CAP GROWTH
                                         INVESTMENT OPTION           INVESTMENT OPTION       INVESTMENT OPTION
                                             (CLASS B)                   (CLASS A)               (CLASS B)
                                   -----------------------------  ----------------------  -----------------------
                                         2007           2006        2007 (b)    2006         2007         2006
                                   ---------------  ------------  -----------  ---------  ----------  -----------
Units beginning of year                 861,392             --             --     --       3,400,165           --
Units issued and transferred
   from other funding options           520,471      1,083,220     21,816,505     --       2,252,070   32,139,349
Units redeemed and transferred to
   other funding options               (645,974)      (221,828)    (2,927,246)    --      (2,845,578) (28,739,184)
                                       --------      ---------     ----------    ---      ----------  -----------
Units end of year                       735,889        861,392     18,889,259     --       2,806,657    3,400,165
                                       ========      =========     ==========    ===      ==========  ===========

                                                              PIMCO VIT REAL RETURN     PIMCO VIT TOTAL RETURN
                                    PIMCO VIT LOW DURATION      INVESTMENT OPTION         INVESTMENT OPTION
                                       INVESTMENT OPTION      (ADMINISTRATIVE CLASS)    (ADMINISTRATIVE CLASS)
                                   ------------------------  ------------------------  ------------------------
                                       2007         2006       2007 (a)      2006         2007          2006
                                   -----------  -----------  -----------  -----------  -----------  -----------
Units beginning of year             31,275,170    6,919,197   41,440,287   28,315,613  104,174,251   99,383,726
Units issued and transferred
   from other funding options       14,138,628   42,027,176    3,918,302   60,230,347   34,521,379   73,396,328
Units redeemed and transferred to
   other funding options           (29,923,395) (17,671,203) (45,358,589) (47,105,673) (42,486,489) (68,605,803)
                                   -----------  -----------  -----------  -----------  -----------  -----------
Units end of year                   15,490,403   31,275,170           --   41,440,287   96,209,141  104,174,251
                                   ===========  ===========  ===========  ===========  ===========  ===========

                                   PUTNAM VT SMALL CAP VALUE
                                        INVESTMENT OPTION        ROYCE MICRO CAP        ROYCE SMALL CAP
                                           (CLASS IB)           INVESTMENT OPTION      INVESTMENT OPTION
                                   -------------------------  ---------------------  ---------------------
                                     2007 (a)       2006          2007      2006        2007        2006
                                   ------------  -----------  ----------  ---------  ----------  ---------
Units beginning of year             19,152,836   19,819,570    3,688,500         --   4,407,807    266,421
Units issued and transferred
   from other funding options        1,776,654   21,860,886    9,453,962  3,826,590   2,576,415  4,734,268
Units redeemed and transferred to
   other funding options           (20,929,490) (22,527,620)  (9,014,402)  (138,090) (2,193,037)  (592,882)
                                   -----------  -----------   ----------  ---------  ----------  ---------
Units end of year                           --   19,152,836    4,128,060  3,688,500   4,791,185  4,407,807
                                   ===========  ===========   ==========  =========  ==========  =========

                                         VANGUARD VIF       VANGUARD VIF SHORT-TERM      VANGUARD VIF
                                        MID-CAP INDEX           INVESTMENT-GRADE     SMALL COMPANY GROWTH
                                      INVESTMENT OPTION        INVESTMENT OPTION       INVESTMENT OPTION
                                   -----------------------  -----------------------  --------------------
                                      2007         2006          2007     2006          2007       2006
                                   ----------  -----------     -------  --------     ---------  ---------
Units beginning of year            12,978,089           --       1,973     3,451       991,484         --
Units issued and transferred
   from other funding options       3,950,211   33,640,876     199,988   172,757     2,480,457  1,316,743
Units redeemed and transferred to
   other funding options           (5,054,545) (20,662,787)     (3,659) (174,235)     (759,241)  (325,259)
                                   ----------  -----------     -------  --------     ---------  ---------
Units end of year                  11,873,755   12,978,089     198,302     1,973     2,712,700    991,484
                                   ==========  ===========     =======  ========     =========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

                                   MSF WESTERN ASSET MANAGEMENT  MSF WESTERN ASSET MANAGEMENT     MORGAN STANLEY UIF
                                          HIGH YIELD BOND              U.S. GOVERNMENT         EMERGING MARKETS EQUITY
                                         INVESTMENT OPTION            INVESTMENT OPTION           INVESTMENT OPTION
                                             (CLASS A)                    (CLASS A)                   (CLASS I)
                                   ----------------------------  ----------------------------  -----------------------
                                       2007 (a)        2006          2007           2006         2007 (a)     2006
                                   -------------  -------------  -------------  -------------  ----------  -----------
Units beginning of year               9,348,183             --    12,848,012             --      614,965       4,989
Units issued and transferred
   from other funding options         2,123,268     28,556,649     4,402,349     28,635,596      382,239   1,403,698
Units redeemed and transferred to
   other funding options            (11,471,451)   (19,208,466)   (2,123,319)   (15,787,584)    (997,204)   (793,722)
                                    -----------     ----------    ----------    -----------     --------   ---------
Units end of year                            --      9,348,183    15,127,042     12,848,012           --     614,965
                                    ===========     ==========    ==========    ===========     ========   =========

                                   PIONEER MID CAP VALUE VCT  PUTNAM VT DISCOVERY GROWTH  PUTNAM VT INTERNATIONAL EQUITY
                                        INVESTMENT OPTION         INVESTMENT OPTION              INVESTMENT OPTION
                                           (CLASS II)                 (CLASS IB)                    (CLASS IB)
                                   -------------------------  --------------------------  ------------------------------
                                       2007         2006          2007          2006         2007 (a)         2006
                                   ------------  -----------  ------------  ------------  -------------  ---------------
Units beginning of year              3,764,070    8,112,364      282,448       425,019      4,628,676       19,832,788
Units issued and transferred
   from other funding options        2,783,167    3,800,987      146,576       464,468        777,207       11,195,252
Units redeemed and transferred to
   other funding options            (3,754,456)  (8,149,281)    (121,907)     (607,039)    (5,405,883)     (26,399,364)
                                    ----------   ----------     --------      --------     ----------      -----------
Units end of year                    2,792,781    3,764,070      307,117       282,448             --        4,628,676
                                    ==========   ==========     ========      ========     ==========      ===========

                                   VANGUARD VIF DIVERSIFIED VALUE  VANGUARD VIF EQUITY INDEX  VANGUARD VIF INTERNATIONAL
                                          INVESTMENT OPTION            INVESTMENT OPTION          INVESTMENT OPTION
                                   ------------------------------  -------------------------  --------------------------
                                         2007          2006            2007         2006           2007         2006
                                   --------------  --------------  ------------  -----------  ------------  ------------
Units beginning of year               11,261,851        17,811      19,303,659      170,904      166,210           --
Units issued and transferred
   from other funding options          4,037,486    20,241,180       4,637,075   41,072,795      412,002      166,441
Units redeemed and transferred to
   other funding options              (4,775,123)   (8,997,140)     (6,661,961) (21,940,040)     (36,162)        (231)
                                      ----------    ----------      ----------  -----------      -------      -------
Units end of year                     10,524,214    11,261,851      17,278,773   19,303,659      542,050      166,210
                                      ==========    ==========      ==========  ===========      =======      =======

                                   THE MERGER FUND VL
                                    INVESTMENT OPTION
                                   ------------------
                                     2007      2006
                                   --------  --------
Units beginning of year             137,661       --
Units issued and transferred
   from other funding options       291,445  198,572
Units redeemed and transferred to
   other funding options           (341,749) (60,911)
                                   --------  -------
Units end of year                    87,357  137,661
                                   ========  =======

7. SUBSEQUENT EVENT

The Company anticipates merging the Separate Account with and into MetLife of CT Fund UL for Variable Life Insurance, which is another separate account of the Company, during the fourth quarter of 2008 at the earliest, subject to regulatory approval. This merger will have no effect on the provisions of, and the rights and obligations under, the Policies.

          CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE -- SERIES 2
                                   PROSPECTUS

                                 APRIL 28, 2008

        CORPORATE OWNED FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
              METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
               ISSUED BY: METLIFE INSURANCE COMPANY OF CONNECTICUT

This prospectus describes information you should know before you purchase Corporate Owned Variable Universal Life Insurance -- Series 2 (the Policy), a flexible premium variable life insurance policy issued by MetLife Insurance Company of Connecticut (We, or the Company). Please be aware that this is a prospectus, which highlights many Policy provisions and communicates the Policy's primary features. SOME POLICY FEATURES MAY NOT BE AVAILABLE IN SOME STATES AND THERE MAY BE VARIATIONS IN YOUR POLICY FROM DESCRIPTIONS CONTAINED IN THIS PROSPECTUS BECAUSE OF DIFFERENCES IN STATE LAW THAT AFFECT THE POLICIES. Please consult your Policy for the provisions that apply in your state. We use certain terms throughout this prospectus, which are defined in APPENDIX A. The language of the Policy itself determines your rights and obligations under the Policy. Please keep this prospectus for future reference.

As a LIFE INSURANCE POLICY, the Policy is a contract between you and the Company. The Policy is designed for corporations and employers to provide insurance protection on the life of Insured employees and to build Contract Value. The Policy has a MINIMUM TARGET PREMIUM OF $100,000 PER CASE. You agree to make sufficient Premium Payments to the Company and the Company agrees to pay a Death Benefit to your Beneficiary after the death of the Named Insured (INSURED). Premium Payments are flexible in both frequency and amount.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. Variable life insurance policies are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency. Replacing any existing life insurance policy with this Policy may not be to your advantage.

You can build Contract Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in Mutual Funds (THE FUNDS). A fixed rate option (THE FIXED ACCOUNT) is also available. Except for amounts in the Fixed Account, the value of your Policy will vary based on the performance of the Funds you select.

Investment Options that invest in the following Funds are available for Policies purchased on or after April 28, 2008:

AIM VARIABLE INSURANCE FUNDS -- SERIES I
  AIM V.I. Global Real Estate Fund
  AIM V.I. International Growth Fund
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
  Global Technology Portfolio -- Class B
  Intermediate Bond Portfolio -- Class A
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. -- CLASS I
  American Century VP Ultra(R) Fund
  American Century VP Vista(SM) Fund
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
  American Funds Bond Fund
  American Funds Global Growth Fund
  American Funds Global Small Capitalization Fund
  American Funds Growth Fund
  American Funds Growth-Income Fund
  American Funds High-Income Bond Fund
  American Funds International Fund
  American Funds New World Fund
  American Funds U.S. Government/AAA Rated Securities Fund
DELAWARE VIP TRUST -- STANDARD CLASS
  Delaware VIP Small Cap Value Series
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL SHARES
  Appreciation Portfolio
  Developing Leaders Portfolio
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  Contrafund(R) Portfolio -- Initial Class
  Equity-Income Portfolio -- Initial Class
  Freedom 2010 Portfolio -- Initial Class
  Freedom 2015 Portfolio -- Initial Class
  Freedom 2020 Portfolio -- Initial Class
  Freedom 2025 Portfolio -- Initial Class
  Freedom 2030 Portfolio -- Initial Class
  Growth & Income Portfolio -- Service Class 2
  High Income Portfolio -- Initial Class
  Index 500 Portfolio -- Initial Class
  Investment Grade Bond Portfolio -- Service Class
  Mid Cap Portfolio -- Service Class 2
  Overseas Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  Franklin Small-Mid Cap Growth Securities Fund -- Class 2
  Templeton Developing Markets Securities Fund -- Class 2
  Templeton Foreign Securities Fund -- Class 2
  Templeton Global Income Securities Fund -- Class 1
JANUS ASPEN SERIES -- SERVICE SHARES
  Global Life Sciences Portfolio
  Global Technology Portfolio
  International Growth Portfolio
  Mid Cap Growth Portfolio
  Mid Cap Value Portfolio
  Worldwide Growth Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class I
  Legg Mason Partners Variable Appreciation Portfolio -- Class I
  Legg Mason Partners Variable Capital and Income Portfolio -- Class I Legg Mason Partners Variable Equity Index Portfolio -- Class I
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I
  Legg Mason Partners Variable International All Cap Opportunity Portfolio Legg Mason Partners Variable Investors Portfolio -- Class I
  Legg Mason Partners Variable Large Cap Growth Portfolio -- Class I

  Legg Mason Partners Variable Social Awareness Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
  Legg Mason Partners Variable Global High Yield Bond Portfolio Legg Mason Partners Variable Strategic Bond Portfolio
MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio -- Class A
  BlackRock Large Cap Core Portfolio -- Class E
  Clarion Global Real Estate Portfolio -- Class A
  Harris Oakmark International Portfolio -- Class A
  Janus Forty Portfolio -- Class A
  Lazard Mid Cap Portfolio -- Class A
  Loomis Sayles Global Markets Portfolio -- Class A
  Lord Abbett Bond Debenture Portfolio -- Class A
  Lord Abbett Growth and Income Portfolio -- Class B
  Lord Abbett Mid Cap Value Portfolio -- Class B
  Met/AIM Capital Appreciation Portfolio -- Class A
  Met/AIM Small Cap Growth Portfolio -- Class A
  MFS(R) Emerging Markets Equity Portfolio -- Class A
  MFS(R) Research International Portfolio -- Class B
  PIMCO Inflation Protected Bond Portfolio -- Class A
  Pioneer Fund Portfolio -- Class A
  Pioneer Strategic Income Portfolio -- Class A
  T. Rowe Price Mid Cap Growth Portfolio -- Class A
  Third Avenue Small Cap Value Portfolio -- Class B
  Van Kampen Mid Cap Growth Portfolio -- Class A
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth Portfolio -- Class D
  BlackRock Bond Income Portfolio -- Class A
  BlackRock Diversified Portfolio -- Class A
  BlackRock Large Cap Value Portfolio -- Class B
  BlackRock Money Market Portfolio -- Class A
  Capital Guardian U.S. Equity Portfolio -- Class A
  Davis Venture Value Portfolio -- Class A
  FI Large Cap Portfolio -- Class A
  FI Mid Cap Opportunities Portfolio -- Class A
  FI Value Leaders Portfolio -- Class D
  Jennison Growth Portfolio -- Class A
  Julius Baer International Stock Portfolio -- Class A
  Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A MetLife Aggressive Allocation Portfolio -- Class B
  MetLife Conservative Allocation Portfolio -- Class B
  MetLife Conservative to Moderate Allocation Portfolio -- Class B MetLife Mid Cap Stock Index Portfolio -- Class A
  MetLife Moderate Allocation Portfolio -- Class B
  MetLife Moderate to Aggressive Allocation Portfolio -- Class B MetLife Stock Index Portfolio -- Class A
  MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio -- Class A
  Morgan Stanley EAFE(R) Index Portfolio -- Class A
  Oppenheimer Global Equity Portfolio -- Class B
  Russell 2000(R) Index Portfolio -- Class A
  T. Rowe Price Large Cap Growth Portfolio -- Class B
  Western Asset Management U.S. Government Portfolio -- Class A OPPENHEIMER VARIABLE ACCOUNT FUNDS -- NON-SERVICE SHARES
  Oppenheimer Main Street Small Cap Fund(R)/VA
PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS
  Low Duration Portfolio
  Total Return Portfolio
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
  Pioneer Emerging Markets VCT Portfolio
  Pioneer Mid Cap Value VCT Portfolio
PUTNAM VARIABLE TRUST -- CLASS IB
  Putnam VT Discovery Growth Fund
  Putnam VT International Growth and Income Fund
ROYCE CAPITAL FUND
  Royce Micro-Cap Portfolio
  Royce Small-Cap Portfolio
THE MERGER FUND VL
  The Merger Fund VL
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio -- Class II
  Government Portfolio -- Class I
VANGUARD(R) VARIABLE INSURANCE FUND
  Diversified Value Portfolio
  Equity Index Portfolio
  International Portfolio
  Mid-Cap Index Portfolio
  Small Company Growth Portfolio

Certain Funds have been subject to a merger, substitution or other change. Please see Appendix B -- "Additional Information Regarding Funds" for more information.

                                TABLE OF CONTENTS






                                                                          PAGE
                                                                          ----
SUMMARY OF PRINCIPAL POLICY BENEFITS AND RISKS..........................     3
Policy Summary..........................................................     3
Principal Policy Benefits...............................................     3
Principal Policy Risks..................................................     5
Fund Company Risks......................................................     6
FEE TABLES..............................................................     7
Transaction Fees........................................................     7
Periodic Charges Other Than Fund Operating Expenses.....................     8
Charges for Optional Riders.............................................     9
Fund Charges and Expenses...............................................    10
DESCRIPTION OF THE COMPANY, SEPARATE ACCOUNT AND FUNDS..................    15
The Insurance Company...................................................    15
The Separate Account and its Investment Options.........................    15
The Funds...............................................................    16
Voting Rights...........................................................    26
Conflicts of Interest...................................................    26
The Fixed Account.......................................................    26
POLICY CHARGES AND DEDUCTIONS...........................................    26
Charges Against Premium.................................................    27
Charges Against Contract Value..........................................    27
Charges Against the Separate Account....................................    28
Fund Charges............................................................    29
Modification, Reserved Rights and Other Charges.........................    29
POLICY DESCRIPTION......................................................    29
Applying for a Policy...................................................    29
Right to Cancel (free look period)......................................    30
When Coverage Begins....................................................    30
Income Tax Free 'Section 1035' Exchanges................................    30
Ownership/Policy Rights.................................................    31
PREMIUMS................................................................    32
Amount, Frequency and Duration of Premium Payments......................    32
Allocation of Premium Payments..........................................    33
VALUES UNDER YOUR POLICY................................................    33
Contract Value..........................................................    33
Investment Option Valuation.............................................    34
Fixed Account Valuation.................................................    34
Loan Account Valuation..................................................    35
TRANSFER................................................................    35
Transfers of Contract Value.............................................    35
Transfer of Contract Value from the Fixed Account to the Investment
  Options...............................................................    38
Transfer of Contract Value from the Investment Options to the Fixed
  Account...............................................................    38
Dollar-Cost Averaging (DCA Program).....................................    38
Portfolio Rebalancing...................................................    38
DEATH BENEFIT...........................................................    38
Death Benefit Examples..................................................    39
Changing the Death Benefit Option.......................................    40
Paying the Death Benefit and Payment Options............................    41
BENEFITS AT MATURITY....................................................    41
OTHER BENEFITS..........................................................    41
Exchange Option.........................................................    41
Insured Term Rider (Supplemental Insurance Benefits)....................    41
Cash Value Enhancement Rider............................................    42
POLICY SURRENDERS.......................................................    42
Full Surrender..........................................................    42
Partial Surrender.......................................................    42
POLICY LOANS............................................................    43
Loan Conditions.........................................................    43
Effects of Loans........................................................    44
LAPSE AND REINSTATEMENT.................................................    44
Lapse...................................................................    44
Grace Period............................................................    44
Reinstatement...........................................................    44
FEDERAL TAX CONSIDERATIONS..............................................    45
Potential Benefits of Life Insurance....................................    45
Tax Status of the Policy................................................    46
Tax Treatment of Policy Benefits........................................    46
OTHER TAX CONSIDERATIONS................................................    49
Insurable Interest......................................................    49
The Company's Income Taxes..............................................    49
Alternative Minimum Tax.................................................    50
DISTRIBUTION & COMPENSATION.............................................    50
Distribution............................................................    50
Compensation............................................................    50
OTHER POLICY INFORMATION................................................    52
Valuation and Payment...................................................    52
Suspension of Valuation and Postponement of Payment.....................    52
Policy Statements.......................................................    53
Limits on Right to Contest and Suicide Exclusion........................    53
Misstatement as to Sex and Age..........................................    53
Policy Changes..........................................................    53
Restrictions on Financial Transactions..................................    54
LEGAL PROCEEDINGS.......................................................    54
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...........................    54
FINANCIAL STATEMENTS....................................................    54
APPENDIX A: GLOSSARY OF TERMS USED THROUGHOUT THIS PROSPECTUS...........   A-1
APPENDIX B: ADDITIONAL INFORMATION REGARDING FUNDS......................   B-1
APPENDIX C: TARGET PREMIUM PER $1,000 OF STATED AMOUNT..................   C-1
APPENDIX D: CASH VALUE ACCUMULATION TEST FACTORS........................   D-1
APPENDIX E: HYPOTHETICAL ILLUSTRATIONS..................................   E-1

                 SUMMARY OF PRINCIPAL POLICY BENEFITS AND RISKS

--------------------------------------------------------------------------------

This section provides a SUMMARY of the Policy and the principal policy benefits and risks. YOU SHOULD READ THE ENTIRE PROSPECTUS BEFORE PURCHASING THE POLICY. IMPORTANT DETAILS REGARDING THE POLICY ARE CONTAINED IN OTHER SECTIONS OF THIS PROSPECTUS.

                                 POLICY SUMMARY

The Policy is both an insurance product and a security. The Policy is first and foremost a life insurance policy with death benefits, contract values, and other features traditionally associated with life insurance. To provide these benefits to you, we deduct amounts from your Premium Payments and Policy assets to pay insurance costs, sales and Policy expenses. The Policy is a security because the Contract Value and, under certain circumstances, the Amount Insured and Death Benefit may increase and decrease based on the performance of the Investment Options you select.

                            PRINCIPAL POLICY BENEFITS

     -    Death Benefit

          We will pay your Beneficiary a Death Benefit after the death of the Insured while this Policy is in effect. There are two primary amounts involved in determining the Death Benefit under this Policy. First, when you apply for your Policy you will state the amount of life insurance coverage (THE STATED AMOUNT) that you wish to purchase on the Insured. Second, for a Policy to qualify as life insurance under federal tax law, it must provide a minimum amount of insurance in relation to the Contract Value of your Policy (THE MINIMUM AMOUNT INSURED). Generally, the Contract Value of your Policy is the sum of the values in the Investment Options and the Fixed Account, plus your Loan Account Value.

          In addition to choosing the Stated Amount, you must also choose a Death Benefit option. There are three Death Benefit options available:

          - OPTION 1 -- LEVEL OPTION: the Death Benefit will be the greater of (i) the Stated Amount or (ii) the Minimum Amount Insured on the Insured's date of death.

          - OPTION 2 -- VARIABLE OPTION: the Death Benefit will be the greater of (i) the Stated Amount plus the Contract Value of the Policy or (ii) the Minimum Amount Insured on the Insured's date of death.

          - OPTION 3 -- ANNUAL INCREASE OPTION: the Death Benefit will be the greater of:

               1. (a) plus (b) where: (a) is the Stated Amount as of the Insured's date of death; and (b) is the greater of zero and the lesser of (i) and (ii) where (i) is the Option 3 maximum increase shown on the Policy Summary and (ii) is the total Premium Payments less any partial surrenders accumulated at the interest rate shown on the Policy Summary; OR

               2.   the Minimum Amount Insured on the Insured's date of death.

          The Death Benefit may be increased or decreased by changes in the Stated Amount, surrenders and Outstanding Loans and charges.

     -    Policy Surrenders (Withdrawals)

          You may withdraw some or all of your money from your Policy.

     -    Policy Loans

          You may borrow against your Policy using your Policy as collateral.

     -    The Investment Options and the Corresponding Funds

          You may select from a wide variety of Investment Options. Each Investment Option invests directly in a professionally managed Fund. You may transfer Contract Value among any of the Investment Options and the Fixed Account while continuing to defer current income taxes.

     -    The Fixed Account

          You may allocate Premium Payments and transfer Contract Value to the Fixed Account. The Fixed Account is credited interest at an effective annual rate guaranteed to be at least 3%. Transfers of Contract Value into or out of the Fixed Account are permitted subject to certain restrictions.

     -    Flexible Premium Payments

          After you make the initial Premium Payment, you may choose the amount and frequency of future Premium Payments, within certain limits.

     -    Tax-Free Death Benefit

          Your Beneficiary may receive the Death Benefit free of income tax, and with properly structured ownership you can also avoid estate tax on the Death Benefit.

     -    Right to Cancel Period

          We urge you to examine your Policy closely. When you receive your Policy, the Right to Cancel Period begins. This period is at least ten
          (10) days, or more if required by state law. If, for any reason, you are not satisfied, you may return the Policy to us during the Right to Cancel Period for a refund.

     -    Dollar-Cost Averaging

          Under this program, you invest the same amount of money at regular intervals, so you are buying more units when the market is down and fewer units when the market is high. The potential benefit is to lower your average cost per unit.

     -    Portfolio Rebalancing

          This program can help prevent a structured investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages for the Investment Options you most recently selected to shift. Under this program, you may instruct us to automatically reallocate values in your Policy periodically to help keep your investments properly aligned with your investment strategy.

     -    Exchange Option

          During the first two Policy Years you can transfer all Contract Value in the Investment Options to the Fixed Account (subject to state law).

     -    Personalized Illustrations

          You may request personalized illustrations for the Policy that reflect the Insured's age, sex, underwriting classification, the specified insurance benefits and the premium requested. These hypothetical illustrations may help you to understand how the Contract Value and Death Benefit can change over time and how the investment performance of the Funds impact the Contract Value and the Death Benefit. The illustrations may also help you compare the Policy to other life insurance policies. Personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or Contract Value. We have included an example of such an illustration as Appendix E to this prospectus.

                             PRINCIPAL POLICY RISKS

     -    Poor Fund Performance (Investment Risk)

          The value of your Policy is tied to the investment performance of the Funds and allocation percentages you choose. If those Funds perform poorly, the value of your Policy will decrease. Since we continue to deduct charges from the Contract Value, if investment results are too low, the Cash Surrender Value of your Policy may fall to zero, even if you send us your Planned Premium Payments (as illustrated). In that case, the Policy will, after a grace period, terminate without value and insurance coverage will no longer be in effect.

     -    Tax Risks

          We believe, but do not guarantee, that the Policy should be considered a life insurance policy under federal tax law. If the Policy was determined not to be a life insurance policy for federal tax purposes, you may be considered to be in constructive receipt of Contract Value, with adverse tax consequences, and all or a part of the proceeds paid under the Policy may be taxable to the Beneficiary. There is also a possibility that even if your Policy is treated as life insurance for federal tax purposes, it could be treated as a modified endowment contract (MEC) under federal tax laws (usually if your Premium Payments in the first seven policy years or less exceed certain limits). If your Policy is a MEC, partial surrenders, collateral assignments and Policy loans could incur taxes, and any distributions or deemed distributions could incur the additional 10% tax on early withdrawals. Finally, tax laws and regulations impacting this Policy and your tax status are always subject to change.

     -    Policy Lapse

          There is a risk that if partial surrenders, loans, and monthly deductions reduce your Cash Surrender Value to too low an amount and/or if the investment experience of your selected Investment Options is unfavorable, then your Policy could lapse. If your Policy lapses, then the Policy and all rights and benefits under it will terminate.

     -    Policy Withdrawal Limitations

          The minimum partial surrender amount is $500. Surrenders will reduce the Death Benefit, the Amount Insured and the Contract Value of the Policy. Federal income taxes and a penalty tax may apply to partial surrenders.

     -    Effects of Policy Loans

          A Policy loan, whether or not repaid, will affect your Policy's Contract Value over time because we transfer the amount of the loan from the Investment Options and the Fixed Account to the Loan Account and hold it as collateral. As a result, the loan collateral does not participate in the investment results of the Investment Options or the interest credited to the Fixed Account. A Policy loan also reduces the Death Benefit proceeds and could make it more likely that a Policy will lapse.

     -    Credit Risk

          The Death Benefit guarantees, rider guarantees and the Fixed Account obligations depend on the Company's financial ability to fulfill their obligations. You should review the Company's financial statements, which are available upon request and are attached to the Statement of Additional Information.

     -    Increase in Current Fees and Expenses

          Certain Policy fees and expenses are currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

     -    Flexible Premium Payments

          Even if you send us your Planned Premium (as illustrated) your Policy may still lapse if poor investment performance and/or certain Policy transactions substantially reduce your Contract Value.

     -    Policy is Not Suited for Short-Term Investment

          We designed the Policy to meet long-term financial goals. You should not purchase this Policy to meet any short-term investment goals or if you think you will surrender all or part of your Policy in the short-term.

                               FUND COMPANY RISKS

A comprehensive discussion of the risks of each Fund may be found in each Fund Company's prospectus.

Each Fund has its own goal, investment objective and investment strategies that affect the risks associated with investing in that Fund.

A Fund always carries investment risks although some types carry more risk than others. Generally, the higher the potential return, the higher the risk of loss. Before you decide which Funds to choose, you should consider whether the goals and risks of a Fund are a good fit for your investment plan.

There is no assurance that any of the Funds will achieve their stated investment objective.

                                   FEE TABLES

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy or surrender the Policy. The tables disclose the Maximum Guaranteed Charge, the Current Charge and where the amount of a charge depends on the Insured's characteristics, such as age or rating classification, the charge for a Sample Insured.

                                TRANSACTION FEES


                            WHEN WE DEDUCT THE
         CHARGE                   CHARGE                                AMOUNT DEDUCTED(1)
----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
Front-End Sales Expense  Upon receipt of each     Current Charge:          7% of premium payments up to the
Charge(2)                Premium Payment                                   Target Premium in Policy Years 1 -- 7
                                                                           and 3.5% thereafter; plus 0% on
                                                                           premiums received in excess of the
                                                                           Target Premium in all Policy Years

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       9% OF PREMIUM PAYMENT UP TO THE
                                                                           TARGET PREMIUM IN ALL POLICY YEARS
                                                                           AND 5% ON PREMIUM PAYMENTS IN EXCESS
                                                                           OF THE TARGET PREMIUM IN ALL POLICY
                                                                           YEARS.

----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
Surrender Charge         When you fully or        Current Charge:          No charge
                         partially surrender
                         your Policy.

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       NO CHARGE

----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
Transfer Charge          When you transfer        Current Charge:          No charge
                         Contract Value among
                         the Investment Options

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       UP TO SIX FREE TRANSFERS A YEAR; $10
                                                                           PER TRANSFER THEREAFTER

----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
Dollar-Cost Averaging    When you make a          Current Charge:          No charge
(DCA Program)            transfer under the DCA
                         Program

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       UP TO SIX FREE TRANSFERS A YEAR; $10
                                                                           PER TRANSFER THEREAFTER(3)

----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
Illustrations            When you request an      Current Charge:          No charge
                         illustration after the
                         Policy is issued

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       $15 PER ILLUSTRATION

----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------


---------
(1) Current and Guaranteed charges may vary in certain states but will not exceed the Guaranteed charges shown above. The rates may vary depending on age, gender, policy duration and the amount of insurance coverage. These rates may not be representative of the charge that a particular policy owner would pay. To obtain information on the rates/charges that would apply to you, please contact your agent or registered representative.
(2) The current and guaranteed charges for the Front-End Sales Expense Charge includes the Premium Tax Charge and the Federal Deferred Acquisition Cost Charge. See "Policy Charges and Deductions" for more information.
(3) For DCA Program purposes only, a transfer consists of all transfers occurring on the same day pursuant to your direction on the DCA authorization form.

The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund expenses.

               PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES



                            WHEN WE DEDUCT THE
         CHARGE                   CHARGE                                  AMOUNT DEDUCTED
----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
Cost of Insurance        Monthly on the           POLICIES WITH AN ISSUE DATE BEFORE 1/1/09:
Charge (COI)(1)          Deduction Day

                                                  --------------------------------------------------------------
                                                  Current Charge:          Rates per $1000 of Insurance Risk for
                                                                           First Year of Coverage:
                                                                           Minimum: $0.0243(2)
                                                                           Maximum: $36.7685(3)

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       RATES PER $1000 OF INSURANCE RISK FOR
                                                                           FIRST YEAR OF COVERAGE:
                                                                           MINIMUM: $0.0884(4)
                                                                           MAXIMUM: $45.0595(3)

                                                  --------------------------------------------------------------
                                                  Sample Charge for a 47   Rates per $1000 of Insurance Risk for
                                                  year-old unisex non-     First Year of Coverage:
                                                  smoker (guaranteed       Current: $0.1151
                                                  issue)                   Guaranteed: $0.4394

                                                  POLICIES WITH AN ISSUE DATE ON OR AFTER 1/1/09 (IF AVAILABLE
                                                  IN YOUR STATE):

                                                  --------------------------------------------------------------
                                                  Current Charge:          Rates per $1000 of Insurance Risk for
                                                                           First Year of Coverage:
                                                                           Minimum: $0.024(5)
                                                                           Maximum: $31.940(3)

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       RATES PER $1000 OF INSURANCE RISK FOR
                                                                           FIRST YEAR OF COVERAGE:
                                                                           MINIMUM: $0.039(4)
                                                                           MAXIMUM: $31.940(3)

                                                  --------------------------------------------------------------
                                                  Sample Charge for a 47   Rates per $1000 of Insurance Risk for
                                                  year-old unisex non-     First Year of Coverage:
                                                  smoker (guaranteed       Current: $0.115
                                                  issue)                   Guaranteed: $0.271

----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
Policy Administrative    Monthly on the           Current Charge:          $5.00
Expense Charges          Deduction Date

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       $5.00

----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
Mortality and Expense    Daily from the unloaned  Current Charge:          0.50% on an annual basis of the
Risk (M&E) Charge(6)     portion of the Contract                           amounts in the Investment Options for
                         Value invested in the                             Policy Years 1-4, 0.30% for Policy
                         Separate Account                                  Years 5-20 and 0.10% thereafter

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       0.75% ON AN ANNUAL BASIS FOR ALL
                                                                           POLICY YEARS

----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
Cost of Policy Loans(7)  In arrears, at the end   Current Charge:          0.60% on an annual basis of the loan
                         of each Policy Year                               amount for the first ten (10) Policy
                         from the Loan Account                             Years, 0.40% for Policy Years eleven
                                                                           (11) to twenty (20), and 0.25%
                                                                           thereafter.

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       1.00% ON AN ANNUAL BASIS OF THE LOAN
                                                                           AMOUNT FOR ALL POLICY YEARS

----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------


---------
(1) The current cost of insurance charges shown are for the underwriting and risk class identified in the footnotes below while the Guaranteed charges are based on the 1980 Commissioners Standard Ordinary Mortality Tables for Policies with an Issue Date before 1/1/09 and on the 2001 Commissioners Standard Ordinary Mortality Tables for Policies with an Issue Date on or after 1/1/09. The cost of insurance rates listed do not reflect the addition of any "flat extras." Flat extras account for adverse risks that, if applied, would increase the cost of insurance rates shown above.
(2)   Sample charge for a female preferred non-smoker age 25.
(3) Sample charge for a male sub-standard smoker age 80 (fully underwritten) -- Table 10.
(4)   Sample charge for a female age 20 (any underwriting class).

(5)   Sample charge for a female preferred non-smoker age 23.
(6) We are waiving the following amounts of the Mortality and Expense Risk Charge on the Subaccounts investing in the following Funds:

          METROPOLITAN SERIES
            FUND, INC.
            Western Asset
               Management U.S.
               Government           0.15% or, if greater, an amount, if any, equal to the fund
               Portfolio            expenses that are in excess of 0.68%
          MET INVESTORS SERIES
            TRUST
            BlackRock High Yield
               Portfolio            0.11%
            Harris Oakmark
               International        an amount equal to the fund expenses that are in excess of
               Portfolio            0.90%
            Loomis Sayles Global    an amount equal to the fund expenses that are in excess of
               Markets Portfolio    0.85%
            Lord Abbett Growth and  an amount equal to the fund expenses that are in excess of
               Income Portfolio     0.87%
            Lord Abbett Mid-Cap     an amount equal to the fund expenses that are in excess of
               Value Portfolio      1.12%
            MetLife Stock Index     an amount equal to the fund expenses that are in excess of
               Portfolio            0.265%
            MFS Research
               International        an amount equal to the fund expenses that are in excess of
               Portfolio            1.18%
            PIMCO Inflation
               Protected Bond       an amount equal to the fund expenses that are in excess of
               Portfolio            0.65%
            Third Avenue Small Cap  an amount equal to the fund expenses that are in excess of
               Value Portfolio      1.10%


(7) The Policy Loan cost reflects the difference between the loan interest rate charged and the loan interest rate credited (see the Policy Loans section for more information).

                           CHARGES FOR OPTIONAL RIDERS



                            WHEN WE DEDUCT THE
         CHARGE                   CHARGE                                  AMOUNT DEDUCTED
----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
Insured Term Rider       Monthly on the           POLICIES WITH AN ISSUE DATE BEFORE 1/1/09:
(Cost of Insurance)      Deduction Day

                                                  --------------------------------------------------------------
                                                  Current Charge:          Rates per $1000 of Insurance Risk for
                                                                           First Year of Coverage:
                                                                           Minimum: $0.0243(1)
                                                                           Maximum: $36.7685(2)

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       RATES PER $1000 OF INSURANCE RISK FOR
                                                                           FIRST YEAR OF COVERAGE:
                                                                           MINIMUM: $0.0884(3)
                                                                           MAXIMUM: $45.0595(2)

                                                  --------------------------------------------------------------
                                                  Sample Charge for a 47   Rates per $1000 of Insurance Risk for
                                                  year-old unisex non-     First Year of Coverage:
                                                  smoker (guaranteed       Current: $0.1151
                                                  issue)                   Guaranteed: $0.4394

                                                  POLICIES WITH AN ISSUE DATE ON OR AFTER 1/1/09 (IF AVAILABLE
                                                  IN YOUR STATE):

                                                  --------------------------------------------------------------
                                                  Current Charge:          Rates per $1000 of Insurance Risk for
                                                                           First Year of Coverage:
                                                                           Minimum: $0.024(4)
                                                                           Maximum: $31.940(2)

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       RATES PER $1000 OF INSURANCE RISK FOR
                                                                           FIRST YEAR OF COVERAGE:
                                                                           MINIMUM: $0.039(3)
                                                                           MAXIMUM: $31.940(2)

                                                  --------------------------------------------------------------
                                                  Sample Charge for a 47   Rates per $1000 of Insurance Risk for
                                                  year-old unisex non-     First Year of Coverage:
                                                  smoker (guaranteed       Current: $0.115
                                                  issue)                   Guaranteed: $0.271

                            WHEN WE DEDUCT THE
         CHARGE                   CHARGE                                  AMOUNT DEDUCTED

----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
Cash Value Enhancement   Not applicable           Current Charge:          No Charge
Rider

                                                  --------------------------------------------------------------
                                                  GUARANTEED CHARGE:       NO CHARGE

----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------


---------
(1)   Sample charge for a female preferred non-smoker age 25.
(2) Sample charge for a male sub-standard smoker age 80 (fully underwritten) -- Table 10.
(3)   Sample charge for a female age 20 (any underwriting class).
(4)   Sample charge for a female preferred non-smoker age 23.

                            FUND CHARGES AND EXPENSES

The next tables describe the Fund fees and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.

The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2007. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2007, unless otherwise noted. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES

                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including management
  fees, distribution and/or service (12b-1) fees, and other expenses)     0.10%      5.66%


FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE  NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER       ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE  OPERATING
FUND                                  FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT  EXPENSES**
----                              ---------- ------------ -------- ------------------ --------- --------------- ----------
AIM VARIABLE INSURANCE
  FUNDS -- SERIES I
  AIM V.I. Global Real Estate
     Fund........................    0.75%         --       0.38%           --          1.13%          --        1.13%(1)
  AIM V.I. International Growth
     Fund........................    0.71%         --       0.36%         0.01%         1.08%        0.01%       1.07%(2)
ALLIANCEBERNSTEIN VARIABLE
  PRODUCTS SERIES FUND, INC.
  Global Technology
     Portfolio -- Class B........    0.75%       0.25%      0.17%           --          1.17%          --        1.17%
  Intermediate Bond
     Portfolio -- Class A........    0.45%         --       0.33%           --          0.78%          --        0.78%
AMERICAN CENTURY VARIABLE
  PORTFOLIOS, INC. -- CLASS I
  American Century VP Ultra(R)
     Fund........................    1.00%         --       0.01%           --          1.01%          --        1.01%
  American Century VP Vista(SM)
     Fund........................    1.00%         --       0.01%           --          1.01%          --        1.01%
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Bond Fund.......    0.40%       0.25%      0.01%           --          0.66%          --        0.66%
  American Funds Global Growth
     Fund........................    0.53%       0.25%      0.02%           --          0.80%          --        0.80%
  American Funds Global Small
     Capitalization Fund.........    0.70%       0.25%      0.03%           --          0.98%          --        0.98%

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE  NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER       ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE  OPERATING
FUND                                  FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT  EXPENSES**
----                              ---------- ------------ -------- ------------------ --------- --------------- ----------

  American Funds Growth Fund.....    0.32%       0.25%      0.01%           --          0.58%          --        0.58%
  American Funds Growth-Income
     Fund........................    0.26%       0.25%      0.01%           --          0.52%          --        0.52%
  American Funds High-Income Bond
     Fund........................    0.47%       0.25%      0.01%           --          0.73%          --        0.73%
  American Funds International
     Fund........................    0.49%       0.25%      0.03%           --          0.77%          --        0.77%
  American Funds New World Fund..    0.76%       0.25%      0.06%           --          1.07%          --        1.07%
  American Funds U.S.
     Government/AAA Rated
     Securities Fund.............    0.45%       0.25%      0.01%           --          0.71%          --        0.71%
DELAWARE VIP TRUST -- STANDARD
  CLASS
  Delaware VIP Small Cap Value
     Series......................    0.71%         --       0.10%           --          0.81%          --        0.81%
DREYFUS VARIABLE INVESTMENT
  FUND -- INITIAL SHARES
  Appreciation Portfolio.........    0.75%         --       0.05%           --          0.80%          --        0.80%
  Developing Leaders Portfolio...    0.75%         --       0.06%           --          0.81%          --        0.81%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R)
     Portfolio -- Initial Class..    0.56%         --       0.09%           --          0.65%          --        0.65%
  Equity-Income
     Portfolio -- Initial Class..    0.46%         --       0.09%           --          0.55%          --        0.55%
  Freedom 2010
     Portfolio -- Initial Class..      --          --         --          0.56%         0.56%          --        0.56%(3)
  Freedom 2015
     Portfolio -- Initial Class..      --          --         --          0.59%         0.59%          --        0.59%(3)
  Freedom 2020
     Portfolio -- Initial Class..      --          --         --          0.62%         0.62%          --        0.62%(3)
  Freedom 2025
     Portfolio -- Initial Class..      --          --         --          0.63%         0.63%          --        0.63%(3)
  Freedom 2030
     Portfolio -- Initial Class..      --          --         --          0.66%         0.66%          --        0.66%(3)
  Growth & Income
     Portfolio -- Service Class
     2...........................    0.46%       0.25%      0.12%           --          0.83%          --        0.83%
  High Income
     Portfolio -- Initial Class..    0.57%         --       0.11%           --          0.68%          --        0.68%
  Index 500 Portfolio -- Initial
     Class.......................    0.10%         --         --            --          0.10%          --        0.10%
  Investment Grade Bond
     Portfolio -- Service Class..    0.32%       0.10%      0.11%           --          0.53%          --        0.53%
  Mid Cap Portfolio -- Service
     Class 2.....................    0.56%       0.25%      0.10%           --          0.91%          --        0.91%
  Overseas Portfolio -- Service
     Class 2.....................    0.71%       0.25%      0.14%           --          1.10%          --        1.10%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  Franklin Small-Mid Cap Growth
     Securities Fund -- Class 2..    0.47%       0.25%      0.28%         0.01%         1.01%        0.01%       1.00%(4)
  Templeton Developing Markets
     Securities Fund -- Class 2..    1.23%       0.25%      0.25%           --          1.73%          --        1.73%
  Templeton Foreign Securities
     Fund -- Class 2.............    0.63%       0.25%      0.14%         0.02%         1.04%        0.02%       1.02%(4)
  Templeton Global Income
     Securities Fund -- Class 1..    0.50%         --       0.14%           --          0.64%          --        0.64%
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Global Life Sciences
     Portfolio...................    0.64%       0.25%      0.45%           --          1.34%          --        1.34%
  Global Technology Portfolio....    0.64%       0.25%      0.18%         0.01%         1.08%          --        1.08%
  International Growth
     Portfolio...................    0.64%       0.25%      0.06%           --          0.95%          --        0.95%
  Mid Cap Growth Portfolio.......    0.64%       0.25%      0.04%           --          0.93%          --        0.93%
  Mid Cap Value Portfolio........    0.60%       0.25%      0.41%         0.01%         1.27%          --        1.27%(5)
  Worldwide Growth Portfolio.....    0.65%       0.25%      0.02%           --          0.92%          --        0.92%(6)
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I++......    0.75%         --       0.07%           --          0.82%          --        0.82%(7)
  Legg Mason Partners Variable
     Appreciation
     Portfolio -- Class I........    0.69%         --       0.11%         0.01%         0.81%          --        0.81%(7)
  Legg Mason Partners Variable
     Capital and Income
     Portfolio -- Class I........    0.75%         --       0.13%           --          0.88%          --        0.88%

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE  NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER       ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE  OPERATING
FUND                                  FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT  EXPENSES**
----                              ---------- ------------ -------- ------------------ --------- --------------- ----------

  Legg Mason Partners Variable
     Equity Index
     Portfolio -- Class I........    0.31%         --       0.08%           --          0.39%          --        0.39%(7)
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I........    0.75%         --       0.08%           --          0.83%          --        0.83%(7)
  Legg Mason Partners Variable
     International All Cap
     Opportunity Portfolio++.....    0.85%         --       0.26%           --          1.11%          --        1.11%(7)
  Legg Mason Partners Variable
     Investors Portfolio -- Class
     I...........................    0.62%         --       0.14%           --          0.76%          --        0.76%(7)
  Legg Mason Partners Variable
     Large Cap Growth
     Portfolio -- Class I++......    0.75%         --       0.15%           --          0.90%          --        0.90%(8)
  Legg Mason Partners Variable
     Social Awareness
     Portfolio++.................    0.67%         --       0.38%           --          1.05%          --        1.05%(7)
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
  Legg Mason Partners Variable
     Global High Yield Bond
     Portfolio...................    0.80%         --       0.41%           --          1.21%          --        1.21%(7)
  Legg Mason Partners Variable
     Strategic Bond Portfolio....    0.65%         --       0.25%           --          0.90%          --        0.90%(7)
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class A........    0.60%         --       0.13%           --          0.73%          --        0.73%
  BlackRock Large Cap Core
     Portfolio -- Class E........    0.58%       0.15%      0.06%           --          0.79%          --        0.79%
  Clarion Global Real Estate
     Portfolio -- Class A........    0.61%         --       0.04%           --          0.65%          --        0.65%
  Harris Oakmark International
     Portfolio -- Class A........    0.77%         --       0.09%           --          0.86%          --        0.86%
  Janus Forty Portfolio -- Class
     A...........................    0.65%         --       0.05%           --          0.70%          --        0.70%
  Lazard Mid Cap
     Portfolio -- Class A........    0.69%         --       0.07%           --          0.76%          --        0.76%
  Loomis Sayles Global Markets
     Portfolio -- Class A........    0.68%         --       0.06%           --          0.74%          --        0.74%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........    0.49%         --       0.05%           --          0.54%          --        0.54%
  Lord Abbett Growth and Income
     Portfolio -- Class B........    0.49%       0.25%      0.03%           --          0.77%          --        0.77%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........    0.67%       0.25%      0.09%           --          1.01%          --        1.01%
  Met/AIM Capital Appreciation
     Portfolio -- Class A........    0.76%         --       0.10%           --          0.86%          --        0.86%
  Met/AIM Small Cap Growth
     Portfolio -- Class A........    0.86%         --       0.06%           --          0.92%          --        0.92%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A........    1.00%         --       0.25%           --          1.25%          --        1.25%
  MFS(R) Research International
     Portfolio -- Class B........    0.70%       0.25%      0.09%           --          1.04%          --        1.04%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........    0.50%         --       0.05%           --          0.55%          --        0.55%
  Pioneer Fund Portfolio -- Class
     A...........................    0.75%         --       0.23%           --          0.98%          --        0.98%(9)
  Pioneer Strategic Income
     Portfolio -- Class A........    0.60%         --       0.09%           --          0.69%          --        0.69%(10)
  T. Rowe Price Mid Cap Growth
     Portfolio -- Class A........    0.75%         --       0.05%           --          0.80%          --        0.80%
  Third Avenue Small Cap Value
     Portfolio -- Class B........    0.73%       0.25%      0.03%           --          1.01%          --        1.01%
  Van Kampen Mid Cap Growth
     Portfolio -- Class A........    0.70%         --       0.17%           --          0.87%          --        0.87%

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE  NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER       ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE  OPERATING
FUND                                  FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT  EXPENSES**
----                              ---------- ------------ -------- ------------------ --------- --------------- ----------

METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D........    0.71%       0.10%      0.05%           --          0.86%          --        0.86%
  BlackRock Bond Income
     Portfolio -- Class A........    0.38%         --       0.06%           --          0.44%        0.01%       0.43%(11)
  BlackRock Diversified
     Portfolio -- Class A........    0.44%         --       0.06%           --          0.50%          --        0.50%
  BlackRock Large Cap Value
     Portfolio -- Class B........    0.68%       0.25%      0.06%           --          0.99%          --        0.99%
  BlackRock Money Market
     Portfolio -- Class A........    0.33%         --       0.07%           --          0.40%        0.01%       0.39%(12)
  Capital Guardian U.S. Equity
     Portfolio -- Class A........    0.66%         --       0.05%           --          0.71%          --        0.71%
  Davis Venture Value
     Portfolio -- Class A........    0.69%         --       0.04%           --          0.73%          --        0.73%
  FI Large Cap Portfolio -- Class
     A...........................    0.77%         --       0.07%           --          0.84%          --        0.84%
  FI Mid Cap Opportunities
     Portfolio -- Class A........    0.68%         --       0.05%           --          0.73%          --        0.73%
  FI Value Leaders
     Portfolio -- Class D........    0.64%       0.10%      0.07%           --          0.81%          --        0.81%
  Jennison Growth
     Portfolio -- Class A........    0.63%         --       0.04%           --          0.67%          --        0.67%
  Julius Baer International Stock
     Portfolio -- Class A........    0.84%         --       0.12%           --          0.96%        0.04%       0.92%(13)
  Lehman Brothers(R) Aggregate
     Bond Index
     Portfolio -- Class A........    0.25%         --       0.05%           --          0.30%        0.01%       0.29%(14)
  MetLife Aggressive Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.04%         0.73%         1.12%        0.04%       1.08%(15)
  MetLife Conservative Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.05%         0.59%         0.99%        0.05%       0.94%(15)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.01%         0.64%         1.00%        0.01%       0.99%(15)
  MetLife Mid Cap Stock Index
     Portfolio -- Class A........    0.25%         --       0.07%         0.01%         0.33%        0.01%       0.32%(16)
  MetLife Moderate Allocation
     Portfolio -- Class B........    0.08%       0.25%      0.01%         0.67%         1.01%          --        1.01%(15)
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........    0.08%       0.25%      0.01%         0.70%         1.04%          --        1.04%(15)
  MetLife Stock Index
     Portfolio -- Class A........    0.25%         --       0.04%           --          0.29%        0.01%       0.28%(16)
  MFS(R) Total Return
     Portfolio -- Class F........    0.53%       0.20%      0.05%           --          0.78%          --        0.78%
  MFS(R) Value Portfolio -- Class
     A...........................    0.72%         --       0.05%           --          0.77%        0.07%       0.70%(17)
  Morgan Stanley EAFE(R) Index
     Portfolio -- Class A........    0.30%         --       0.12%         0.01%         0.43%        0.01%       0.42%(18)
  Oppenheimer Global Equity
     Portfolio -- Class B........    0.51%       0.25%      0.10%           --          0.86%          --        0.86%
  Russell 2000(R) Index
     Portfolio -- Class A........    0.25%         --       0.07%         0.01%         0.33%        0.01%       0.32%(16)
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B........    0.60%       0.25%      0.07%           --          0.92%          --        0.92%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........    0.49%         --       0.05%           --          0.54%          --        0.54%
OPPENHEIMER VARIABLE ACCOUNT
  FUNDS -- NON-SERVICE SHARES
  Oppenheimer Main Street Small
     Cap Fund(R)/VA..............    0.70%         --       0.03%           --          0.73%          --        0.73%
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
  Low Duration Portfolio.........    0.25%         --       0.40%           --          0.65%          --        0.65%
  Total Return Portfolio.........    0.25%         --       0.58%           --          0.83%          --        0.83%

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE  NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER       ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE  OPERATING
FUND                                  FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT  EXPENSES**
----                              ---------- ------------ -------- ------------------ --------- --------------- ----------

PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
  Pioneer Emerging Markets VCT
     Portfolio...................    1.15%       0.25%      0.24%           --          1.64%          --        1.64%
  Pioneer Mid Cap Value VCT
     Portfolio...................    0.65%       0.25%      0.06%           --          0.96%          --        0.96%
PUTNAM VARIABLE TRUST -- CLASS IB
  Putnam VT Discovery Growth
     Fund........................    0.70%       0.25%      0.45%           --          1.40%        0.32%       1.08%(19)
  Putnam VT International Growth
     and Income Fund.............    0.80%       0.25%      0.15%           --          1.20%        0.03%       1.17%(19)
ROYCE CAPITAL FUND
  Royce Micro-Cap Portfolio......    1.25%         --       0.06%           --          1.31%          --        1.31%
  Royce Small-Cap Portfolio......    1.00%         --       0.08%           --          1.08%          --        1.08%
THE MERGER FUND VL
  The Merger Fund VL.............    1.25%         --       4.41%           --          5.66%        4.26%       1.40%(20)
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio -- Class
     II..........................    0.56%       0.25%      0.03%           --          0.84%          --        0.84%
  Government Portfolio -- Class
     I...........................    0.50%         --       0.12%           --          0.62%          --        0.62%
VANGUARD(R) VARIABLE INSURANCE
  FUND
  Diversified Value Portfolio....    0.37%         --       0.03%           --          0.40%          --        0.40%
  Equity Index Portfolio.........    0.11%         --       0.03%           --          0.14%          --        0.14%
  International Portfolio........    0.39%         --       0.05%           --          0.44%          --        0.44%
  Mid-Cap Index Portfolio........    0.20%         --       0.04%           --          0.24%          --        0.24%
  Small Company Growth
     Portfolio...................    0.32%         --       0.04%           --          0.36%          --        0.36%


---------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2007.
(1) Management Fees have been restated to reflect a new fee schedule that became effective July 1, 2007.
(2) Effective July 1, 2007, AIM contractually agreed to waive 100% of the advisory fee AIM receives from affiliated money market funds on investments by the fund in such affiliated money market funds. The Fee Waiver reflects this agreement, which is in effect through at least April 30, 2009.
(3) The Portfolio purchases Initial Class shares of underlying Fidelity funds. As an investor in an underlying Fidelity fund, the Portfolio will bear its pro rata share of the fees and expenses of the underlying Fidelity fund.
(4) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is the "acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.
(5) The Portfolio pays an investment advisory fee rate that adjusts up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.64%, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate commenced February 2007, and may increase or decrease the Management Fee. The Portfolio has entered into an agreement with Janus Capital to limit certain expenses. Because a fee waiver will have a positive effect upon the Portfolio's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.
(6) The Portfolio pays an investment advisory fee rate that adjusts up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.60%, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate commenced February 2007, and may increase or decrease the Management Fee.
(7) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.
(8) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward. Due to contractual waivers and/or reimbursements in place through March 1, 2009, the Portfolio's actual total net operating expenses, excluding brokerage, taxes, interest and extraordinary expenses, are not expected to exceed 0.78% prior to that date.

(9) Other Expenses have been Restated to reflect change in Transfer Agent fee schedule as if fees had been in effect during the previous fiscal year.
(10) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the preceding fiscal year.
(11) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the amounts over $1 billion but less than $2 billion.
(12) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.
(13) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.81% for the first $500 million of the Portfolio's average daily net assets and 0.78% for the next $500 million.
(14) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.244%.
(15) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Metropolitan Series Fund, Inc. and the Met Investors Series Trust. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the net operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% for the Class A shares, 0.35% for the Class B shares and 0.25% for the Class E shares.
(16) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.243%.
(17) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.
(18) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.293%.
(19) Net Total Annual Operating Expenses reflect Putnam Management's contractual agreement to limit fund expenses through April 30, 2009.
(20) The Adviser has contractually agreed to absorb expenses of the Fund and/or waive fees due to the Adviser in order to ensure that total Fund operating expenses, excluding dividends on short positions and interest expense, on an annual basis do not exceed 1.40%. This contract expires July 1, 2013.


                           DESCRIPTION OF THE COMPANY,

                           SEPARATE ACCOUNT AND FUNDS

--------------------------------------------------------------------------------

                              THE INSURANCE COMPANY

METLIFE INSURANCE COMPANY OF CONNECTICUT is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, 185 Asylum Street, Hartford, Connecticut 06103-3415.

                 THE SEPARATE ACCOUNT AND ITS INVESTMENT OPTIONS

Under Connecticut law, MetLife Insurance Company of Connecticut sponsors a separate account: the MetLife of CT Fund UL III for Variable Life Insurance ("FUND UL III"). Separate accounts are primarily designed to keep policy assets separate from other company assets. Premium Payments that you invest in the Investment Options are deposited in Fund UL III. The income, gains, and losses are credited to, or charged against Fund UL III without regard to the income, gains or losses from any other Investment Option or from any other business of the Company.

The MetLife of CT Fund UL III for Variable Life Insurance was established on January 15, 1999 under the laws of Connecticut and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "separate account."

Fund UL III is divided into the various Investment Options to which you allocate your Premium Payments. Each Investment Option uses its assets to purchase shares of a corresponding Fund of the same name. Fund UL III purchases shares of the Funds at net asset value (i.e., without a sales charge) and receives all dividends and capital gains distributions from each Fund, and reinvests in additional shares of that Fund. Finally, the assets of Fund UL III may not be used to pay any liabilities of the Company other than those arising from the Policies, and the Company is obligated to pay all amounts promised to Policy Owners under the Policy.

                                    THE FUNDS

The Funds offered through this Policy are listed below. From time to time we may make new Funds available. Some Funds may not be available in certain states. Each Fund is a portfolio of an open-end, management investment company that is registered under the Investment Company Act of 1940. These Funds are not publicly traded and are offered only through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Fund.

We select the Funds offered through this Policy based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure and brand recognition, performance and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser or subadviser is one of our affiliates or whether the Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Funds periodically and may remove a Fund or limit its availability to new Premiums and/or transfers of Contract Value if we determine the Fund no longer meets one or more of the criteria and/or if the Fund has not attracted significant allocations from Policy Owners. In some cases, we have included Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Funds.

WE DO NOT PROVIDE INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR POLICY RESULTING FROM PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

If investment in the Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Policy, or for any other reason in our sole discretion, we may substitute another Fund or Funds without your consent. The substituted Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premiums, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Funds to allocation of Premiums or Contract Value, or both, at any time in our sole discretion.

In certain circumstances, the Company's ability to remove or replace a Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove a Fund, which in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Funds advised by Legg Mason affiliates in seeking to make a substitution for a Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company (now MetLife Insurance Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predated the acquisition.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory LLC) or subadviser of a Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Policies and, in the Company's role as an intermediary, with respect to the Funds. These payments may be derived, in whole or in part, from the advisory fees deducted from Fund assets. Policy Owners, through their indirect investment in the Funds, bear the costs of these advisory fees. See the Funds' prospectus for more information. The amount of the payments we receive is based on a percentage of assets of the Funds attributable to the Policies and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of a Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Policies and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Policies.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Funds. The Company will benefit accordingly from assets allocated to the Funds to the extent they result in profits to the advisers. (See "Fund Fees and Expenses" for information on the management fees paid by the Funds and the Fund's Statement of Additional Information for information on the management fees paid by the advisers to the subadvisers.)

Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Fund's prospectus. (See "Fund Fees and Expenses" and "Distribution and Compensation.") The payments are deducted from the assets of the Funds and are paid to us or our distributor, MetLife Investors Distribution Company. These payments decrease the Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Distribution and Compensation.")

Each Fund has different investment objectives and risks. The Fund prospectuses contain more detailed information on each Fund's investment strategy, investment advisers and its fees. YOU MAY OBTAIN A FUND PROSPECTUS BY CALLING 1-732-602-6400 OR THROUGH YOUR REGISTERED REPRESENTATIVE. We do not guarantee the investment results of the Funds.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
AIM VARIABLE INSURANCE
  FUNDS -- SERIES I
AIM V.I. Global Real Estate Fund   To achieve high total return       Invesco Aim Advisors, Inc.
                                   through growth of capital and      Subadvisers: Invesco Trimark
                                   current income.                    Investment Management Inc.;
                                                                      Invesco Global Asset Management
                                                                      (N.A.), Inc.; Invesco
                                                                      Institutional (N.A.), Inc.;
                                                                      Invesco Senior Secured
                                                                      Management, Inc.; Invesco Hong
                                                                      Kong Limited; Invesco Asset
                                                                      Management Limited; Invesco Asset
                                                                      Management (Japan) Limited;
                                                                      Invesco Asset Management
                                                                      Deutschland, GmbH; and Invesco
                                                                      Australia Limited

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

AIM V.I. International Growth      Seeks long-term growth of          Invesco Aim Advisors, Inc.
  Fund                             capital.                           Subadvisers: Invesco Trimark
                                                                      Investment Management Inc.;
                                                                      Invesco Global Asset Management
                                                                      (N.A.), Inc.; Invesco
                                                                      Institutional (N.A.), Inc.;
                                                                      Invesco Senior Secured
                                                                      Management, Inc.; Invesco Hong
                                                                      Kong Limited; Invesco Asset
                                                                      Management Limited; Invesco Asset
                                                                      Management (Japan) Limited;
                                                                      Invesco Asset Management
                                                                      Deutschland, GmbH; and Invesco
                                                                      Australia Limited
ALLIANCEBERNSTEIN VARIABLE
  PRODUCTS SERIES FUND, INC.
Global Technology                  Seeks long-term growth of          AllianceBernstein L.P.
  Portfolio -- Class B             capital.
Intermediate Bond                  To generate income and price       AllianceBernstein L.P.
  Portfolio -- Class A             appreciation without assuming
                                   what the Advisor considers undue
                                   risk.
AMERICAN CENTURY VARIABLE
  PORTFOLIOS, INC. -- CLASS I
American Century VP Ultra(R) Fund  Seeks long-term capital growth.    American Century Investment
                                                                      Management, Inc.
American Century VP Vista(SM)      Seeks long-term capital growth.    American Century Investment
  Fund                                                                Management, Inc.
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Bond Fund           Seeks to maximize current income   Capital Research and Management
                                   and preserve capital by investing  Company
                                   primarily in fixed-income
                                   securities.
American Funds Global Growth Fund  Seeks capital appreciation         Capital Research and Management
                                   through stocks.                    Company
American Funds Global Small        Seeks capital appreciation         Capital Research and Management
  Capitalization Fund              through stocks.                    Company
American Funds Growth Fund         Seeks capital appreciation         Capital Research and Management
                                   through stocks.                    Company
American Funds Growth-Income Fund  Seeks both capital appreciation    Capital Research and Management
                                   and income.                        Company
American Funds High-Income Bond    Seeks to provide a high level of   Capital Research and Management
  Fund                             current income with capital        Company
                                   appreciation as a secondary goal.
American Funds International Fund  Seeks growth of capital over time  Capital Research and Management
                                   by investing primarily in common   Company
                                   stocks of companies based outside
                                   the United States.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

American Funds New World Fund      Seeks to provide long-term growth  Capital Research and Management of capital by investing primarily  Company
                                   in stocks of companies with
                                   significant exposure to countries
                                   with developing economies and/or
                                   markets.
American Funds U.S.                Seeks to provide a high level of   Capital Research and Management
  Government/AAA Rated Securities  current income and preservation    Company
  Fund                             of capital.
DELAWARE VIP TRUST -- STANDARD
  CLASS
Delaware VIP Small Cap Value       Seeks capital appreciation.        Delaware Management Company
  Series
DREYFUS VARIABLE INVESTMENT
  FUND -- INITIAL SHARES
Appreciation Portfolio             Seeks long-term capital growth     The Dreyfus Corporation
                                   consistent with the preservation   Subadviser: Fayez Sarofim & Co.
                                   of capital. Its secondary goal is
                                   current income.
Developing Leaders Portfolio       Seeks capital growth.              The Dreyfus Corporation
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
Contrafund(R)                      Seeks long-term capital            Fidelity Management & Research
  Portfolio -- Initial Class       appreciation.                      Company
Equity-Income                      Seeks reasonable income. The fund  Fidelity Management & Research
  Portfolio -- Initial Class       will also consider the potential   Company
                                   for capital appreciation. The
                                   fund's goal is to achieve a yield
                                   which exceeds the composite yield
                                   on the securities comprising the
                                   Standard & Poor's 500SM Index
                                   (S&P 500(R)).
Freedom 2010 Portfolio -- Initial  Seeks high total return with a     Fidelity Management & Research
  Class                            secondary objective of principal   Company
                                   preservation as the fund
                                   approaches its target date and
                                   beyond.
Freedom 2015 Portfolio -- Initial  Seeks high total return with a     Fidelity Management & Research
  Class                            secondary objective of principal   Company
                                   preservation as the fund
                                   approaches its target date and
                                   beyond.
Freedom 2020 Portfolio -- Initial  Seeks high total return with a     Fidelity Management & Research
  Class                            secondary objective of principal   Company
                                   preservation as the fund
                                   approaches its target date and
                                   beyond.
Freedom 2025 Portfolio -- Initial  Seeks high total return with a     Fidelity Management & Research
  Class                            secondary objective of principal   Company
                                   preservation as the fund
                                   approaches its target date and
                                   beyond.
Freedom 2030 Portfolio -- Initial  Seeks high total return with a     Fidelity Management & Research
  Class                            secondary objective of principal   Company
                                   preservation as the fund
                                   approaches its target date and
                                   beyond.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

Growth & Income                    Seeks high total return through a  Fidelity Management & Research
  Portfolio -- Service Class 2     combination of current income and  Company
                                   capital appreciation.
High Income Portfolio -- Initial   Seeks a high level of current      Fidelity Management & Research
  Class                            income, while also considering     Company
                                   growth of capital.
Index 500 Portfolio -- Initial     Seeks investment results that      Fidelity Management & Research
  Class                            correspond to the total return of  Company
                                   common stocks publicly traded in   Subadviser: Geode Capital
                                   the United States, as represented  Management
                                   by the S&P 500.
Investment Grade Bond              Seeks as high a level of current   Fidelity Management & Research
  Portfolio -- Service Class       income as is consistent with the   Company
                                   preservation of capital.
Mid Cap Portfolio -- Service       Seeks long-term growth of          Fidelity Management & Research
  Class 2                          capital.                           Company
Overseas Portfolio -- Service      Seeks long-term growth of          Fidelity Management & Research
  Class 2                          capital.                           Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
Franklin Small-Mid Cap Growth      Seeks long-term capital growth.    Franklin Advisers, Inc.
  Securities Fund -- Class 2
Templeton Developing Markets       Seeks long-term capital            Templeton Asset Management Ltd.
  Securities Fund -- Class 2       appreciation.
Templeton Foreign Securities       Seeks long-term capital growth.    Templeton Investment Counsel, LLC
  Fund -- Class 2                                                     Subadviser: Franklin Templeton
                                                                      Investment Management Limited
Templeton Global Income            Seeks high current income,         Franklin Advisers, Inc.
  Securities Fund -- Class 1       consistent with preservation of
                                   capital, with capital
                                   appreciation as a secondary
                                   consideration.
JANUS ASPEN SERIES -- SERVICE
  SHARES
Global Life Sciences Portfolio     Seeks long-term growth of          Janus Capital Management LLC
                                   capital.
Global Technology Portfolio        Seeks long-term capital growth.    Janus Capital Management LLC
International Growth Portfolio     Seeks long-term growth of          Janus Capital Management LLC
                                   capital.
Mid Cap Growth Portfolio           Seeks long-term growth of          Janus Capital Management LLC
                                   capital.
Mid Cap Value Portfolio            Seeks capital appreciation.        Janus Capital Management LLC
Worldwide Growth Portfolio         Seeks long-term growth of capital  Janus Capital Management LLC in a manner consistent with the
                                   preservation of capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason Partners Variable       Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                   LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class  capital.                           LLC
  I                                                                   Subadviser: ClearBridge Advisors,
                                                                      LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

Legg Mason Partners Variable       Seeks total return (that is, a     Legg Mason Partners Fund Advisor,
  Capital and Income               combination of income and long-    LLC
  Portfolio -- Class I             term capital appreciation).        Subadvisers: Western Asset
                                                                      Management Company; ClearBridge
                                                                      Advisors, LLC; Western Asset
                                                                      Management Company Limited
Legg Mason Partners Variable       Seeks investment results that,     Legg Mason Partners Fund Advisor,
  Equity Index Portfolio -- Class  before expenses, correspond to     LLC
  I                                the price and yield performance    Subadviser: Batterymarch
                                   of the S&P 500(R) Index.           Financial Management, Inc.
Legg Mason Partners Variable       Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
  Fundamental Value                Current income is a secondary      LLC
  Portfolio -- Class I             consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks total return on assets from  Legg Mason Partners Fund Advisor,
  International All Cap            growth of capital and income.      LLC
  Opportunity Portfolio                                               Subadviser: Global Currents
                                                                      Investment Management, LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Investors Portfolio -- Class I   capital. Current income is a       LLC
                                   secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Large Cap Growth                 capital.                           LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks capital appreciation and     Legg Mason Partners Fund Advisor,
  Social Awareness Portfolio       retention of net investment        LLC
                                   income.                            Subadviser: Legg Mason Investment
                                                                      Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
Legg Mason Partners Variable       Seeks to maximize total return,    Legg Mason Partners Fund Advisor,
  Global High Yield Bond           consistent with the preservation   LLC
  Portfolio                        of capital.                        Subadvisers: Western Asset
                                                                      Management Company; Western Asset
                                                                      Management Company Limited
Legg Mason Partners Variable       Seeks to maximize total return,    Legg Mason Partners Fund Advisor,
  Strategic Bond Portfolio         consistent with the preservation   LLC
                                   of capital.                        Subadvisers: Western Asset
                                                                      Management Company; Western Asset
                                                                      Management Company Limited
MET INVESTORS SERIES TRUST
BlackRock High Yield               Seeks to maximize total return,    Met Investors Advisory, LLC
  Portfolio -- Class A             consistent with income generation  Subadviser: BlackRock Financial
                                   and prudent investment             Management, Inc.
                                   management.
BlackRock Large Cap Core           Seeks long-term capital growth.    Met Investors Advisory, LLC
  Portfolio -- Class E                                                Subadviser: BlackRock Advisors,
                                                                      LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

Clarion Global Real Estate         Seeks to provide total return      Met Investors Advisory, LLC
  Portfolio -- Class A             through investment in real estate  Subadviser: ING Clarion Real
                                   securities, emphasizing both       Estate Securities, L.P.
                                   capital appreciation and current
                                   income.
Harris Oakmark International       Seeks long-term capital            Met Investors Advisory, LLC
  Portfolio -- Class A             appreciation.                      Subadviser: Harris Associates
                                                                      L.P.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.        Met Investors Advisory, LLC
                                                                      Subadviser: Janus Capital
                                                                      Management LLC
Lazard Mid Cap Portfolio -- Class  Seeks long-term growth of          Met Investors Advisory, LLC
  A                                capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
Loomis Sayles Global Markets       Seeks high total investment        Met Investors Advisory, LLC
  Portfolio -- Class A             return through a combination of    Subadviser: Loomis, Sayles &
                                   capital appreciation and income.   Company, L.P.
Lord Abbett Bond Debenture         Seeks high current income and the  Met Investors Advisory, LLC
  Portfolio -- Class A             opportunity for capital            Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high     LLC
                                   total return.
Lord Abbett Growth and Income      Seeks long-term growth of capital  Met Investors Advisory, LLC
  Portfolio -- Class B             and income without excessive       Subadviser: Lord, Abbett & Co.
                                   fluctuation in market value.       LLC
Lord Abbett Mid Cap Value          Seeks capital appreciation         Met Investors Advisory, LLC
  Portfolio -- Class B             through investments primarily in   Subadviser: Lord, Abbett & Co.
                                   equity securities which are        LLC
                                   believed to be undervalued in the
                                   marketplace.
Met/AIM Capital Appreciation       Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class A                                                Subadviser: Invesco Aim Capital
                                                                      Management, Inc.
Met/AIM Small Cap Growth           Seeks long-term growth of          Met Investors Advisory, LLC
  Portfolio -- Class A             capital.                           Subadviser: Invesco Aim Capital
                                                                      Management, Inc.
MFS(R) Emerging Markets Equity     Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class A                                                Subadviser: Massachusetts
                                                                      Financial Services Company
MFS(R) Research International      Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class B                                                Subadviser: Massachusetts
                                                                      Financial Services Company
PIMCO Inflation Protected Bond     Seeks to provide maximum real      Met Investors Advisory, LLC
  Portfolio -- Class A             return, consistent with            Subadviser: Pacific Investment
                                   preservation of capital and        Management Company LLC
                                   prudent investment management.
Pioneer Fund Portfolio -- Class A  Seeks reasonable income and        Met Investors Advisory, LLC
                                   capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
Pioneer Strategic Income           Seeks a high level of current      Met Investors Advisory, LLC
  Portfolio -- Class A             income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
T. Rowe Price Mid Cap Growth       Seeks long-term growth of          Met Investors Advisory, LLC
  Portfolio -- Class A             capital.                           Subadviser: T. Rowe Price
                                                                      Associates, Inc.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

Third Avenue Small Cap Value       Seeks long-term capital            Met Investors Advisory, LLC
  Portfolio -- Class B             appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC
Van Kampen Mid Cap Growth          Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class A                                                Subadviser: Morgan Stanley
                                                                      Investment Management, Inc.
                                                                      (d/b/a Van Kampen)
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth        Seeks maximum capital              MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC
BlackRock Bond Income              Seeks a competitive total return   MetLife Advisers, LLC
  Portfolio -- Class A             primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC
BlackRock Diversified              Seeks high total return while      MetLife Advisers, LLC
  Portfolio -- Class A             attempting to limit investment     Subadviser: BlackRock Advisors,
                                   risk and preserve capital.         LLC
BlackRock Large Cap Value          Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class B             capital.                           Subadviser: BlackRock Advisors,
                                                                      LLC
BlackRock Money Market             Seeks a high level of current      MetLife Advisers, LLC
  Portfolio -- Class A             income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC
Capital Guardian U.S. Equity       Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class A             capital.                           Subadviser: Capital Guardian
                                                                      Trust Company
Davis Venture Value                Seeks growth of capital.           MetLife Advisers, LLC
  Portfolio -- Class A                                                Subadviser: Davis Selected
                                                                      Advisers, L.P.
FI Large Cap Portfolio -- Class A  Seeks long-term growth of          MetLife Advisers, LLC
                                   capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
FI Mid Cap Opportunities           Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class A             capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
FI Value Leaders                   Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class D             capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
Jennison Growth                    Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class A             capital.                           Subadviser: Jennison Associates
                                                                      LLC
Julius Baer International Stock    Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class A             capital.                           Subadviser: Julius Baer
                                                                      Investment Management LLC
Lehman Brothers(R) Aggregate Bond  Seeks to equal the performance of  MetLife Advisers, LLC
  Index Portfolio -- Class A       the Lehman Brothers(R) Aggregate   Subadviser: MetLife Investment
                                   Bond Index.                        Advisors Company, LLC
MetLife Aggressive Allocation      Seeks growth of capital.           MetLife Advisers, LLC
  Portfolio -- Class B
MetLife Conservative Allocation    Seeks high level of current        MetLife Advisers, LLC
  Portfolio -- Class B             income, with growth of capital as
                                   a secondary objective.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

MetLife Conservative to Moderate   Seeks high total return in the     MetLife Advisers, LLC
  Allocation Portfolio -- Class B  form of income and growth of capital, with a greater emphasis
                                   on income.
MetLife Mid Cap Stock Index        Seeks to equal the performance of  MetLife Advisers, LLC
  Portfolio -- Class A             the Standard & Poor's Mid Cap      Subadviser: MetLife Investment
                                   400(R) Composite Stock Price       Advisors Company, LLC
                                   Index.
MetLife Moderate Allocation        Seeks a balance between a high     MetLife Advisers, LLC
  Portfolio -- Class B             level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
MetLife Moderate to Aggressive     Seeks growth of capital.           MetLife Advisers, LLC
  Allocation Portfolio -- Class B
MetLife Stock Index                Seeks to equal the performance of  MetLife Advisers, LLC
  Portfolio -- Class A             the Standard & Poor's 500(R)       Subadviser: MetLife Investment
                                   Composite Stock Price Index.       Advisors Company, LLC
MFS(R) Total Return                Seeks a favorable total return     MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
MFS(R) Value Portfolio -- Class A  Seeks capital appreciation and     MetLife Advisers, LLC
                                   reasonable income.                 Subadviser: Massachusetts
                                                                      Financial Services Company
Morgan Stanley EAFE(R) Index       Seeks to equal the performance of  MetLife Advisers, LLC
  Portfolio -- Class A             the MSCI EAFE(R) Index.            Subadviser: MetLife Investment
                                                                      Advisors Company, LLC
Oppenheimer Global Equity          Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: OppenheimerFunds,
                                                                      Inc.
Russell 2000(R) Index              Seeks to equal the return of the   MetLife Advisers, LLC
  Portfolio -- Class A             Russell 2000(R) Index.             Subadviser: MetLife Investment
                                                                      Advisors Company, LLC
T. Rowe Price Large Cap Growth     Seeks long-term growth of capital  MetLife Advisers, LLC
  Portfolio -- Class B             and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.
Western Asset Management U.S.      Seeks to maximize total return     MetLife Advisers, LLC
  Government Portfolio -- Class A  consistent with preservation of    Subadviser: Western Asset
                                   capital and maintenance of         Management Company
                                   liquidity.
OPPENHEIMER VARIABLE ACCOUNT
  FUNDS -- NON-SERVICE SHARES
Oppenheimer Main Street Small Cap  Seeks capital appreciation to      OppenheimerFunds, Inc.
  Fund(R)/VA                       make your investment grow. It
                                   emphasizes investments in common
                                   stocks of companies with small
                                   market capitalizations.
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
Low Duration Portfolio             Seeks maximum total return,        Pacific Investment Management
                                   consistent with preservation of    Company LLC
                                   capital and prudent investment
                                   management.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

Total Return Portfolio             Seeks maximum total return,        Pacific Investment Management
                                   consistent with preservation of    Company LLC
                                   capital and prudent investment
                                   management.
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
Pioneer Emerging Markets VCT       Seeks long-term growth of          Pioneer Investment Management,
  Portfolio                        capital.                           Inc.
Pioneer Mid Cap Value VCT          Seeks capital appreciation by      Pioneer Investment Management,
  Portfolio                        investing in a diversified         Inc.
                                   portfolio of securities
                                   consisting primarily of common
                                   stocks.
PUTNAM VARIABLE TRUST -- CLASS IB
Putnam VT Discovery Growth Fund    Seeks long-term growth of          Putnam Investment Management, LLC
                                   capital.
Putnam VT International Growth     Seeks capital growth. Current      Putnam Investment Management, LLC
  and Income Fund                  income is a secondary objective.   Subadviser: Putnam Investment
                                                                      Limited
ROYCE CAPITAL FUND
Royce Micro-Cap Portfolio          Seeks long-term growth of          Royce & Associates, LLC
                                   capital.
Royce Small-Cap Portfolio          Seeks long-term growth of          Royce & Associates, LLC
                                   capital.
THE MERGER FUND VL
The Merger Fund VL                 Seeks to achieve capital growth    Westchester Capital Management,
                                   by engaging in merger arbitrage.   Inc.
VAN KAMPEN LIFE INVESTMENT TRUST
Comstock Portfolio -- Class II     Seeks capital growth and income    Van Kampen Asset Management
                                   through investments in equity
                                   securities, including common
                                   stocks, preferred stocks and
                                   securities convertible into
                                   common and preferred stocks.
Government Portfolio -- Class I    Seeks to provide investors with    Van Kampen Asset Management
                                   high current return consistent
                                   with preservation of capital.
VANGUARD(R) VARIABLE INSURANCE
  FUND
Diversified Value Portfolio        Seeks to provide long-term         Barrow, Hanley, Mewhinney &
                                   capital appreciation and income.   Strauss, Inc.
Equity Index Portfolio             Seeks to track the performance of  Vanguard Quantitative Equity
                                   a benchmark index that measures    Group
                                   the investment return of large-
                                   capitalization stocks.
International Portfolio            Seeks to provide long-term         Schroder Investment Management
                                   capital appreciation.              North America, Inc. and Baillie
                                                                      Gifford Overseas Ltd.
Mid-Cap Index Portfolio            Seeks to track the performance of  Vanguard Quantitative Equity
                                   a benchmark index that measures    Group
                                   the investment return of mid-cap
                                   stocks.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

Small Company Growth Portfolio     Seeks to provide long-term         Granahan Investment Management,
                                   capital appreciation.              Inc. and Grantham, Mayo, Van
                                                                      Otterloo & Co., LLC




                                  VOTING RIGHTS

The Company is the legal owner of Fund shares. However, we believe that when a Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain instructions on how to vote Fund shares from Policy Owners who have chosen the corresponding Investment Option. Accordingly, we will send you proxy materials and voting instructions. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Policy Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Policy Owners may control the outcome of the vote.

Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual or semi-annual report to Policy Owners.

                              CONFLICTS OF INTEREST

The Funds may also be available to separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to qualified plans. Due to differences in redemption rates, tax treatment or other considerations, the interests of various shareholders participating in a Fund could conflict. Each will be monitored for the existence of any material conflicts by its Board of Directors to determine what action, if any, should be taken. The prospectuses for the Funds have more details.

                                THE FIXED ACCOUNT
                      (MAY NOT BE AVAILABLE IN ALL STATES)

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the General Account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

You may allocate some of your Net Premium Payments and transfer some of your Contract Value to the Fixed Account, subject to certain restrictions. (See "Transfers.") We credit the portion of Contract Value allocated to the Fixed Account with interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined at our sole discretion and declared at the beginning of each calendar quarter and guaranteed only for that quarter. The interest rate will be included in your quarterly statements.

Under the Fixed Account, which is part of the Company's General Account, we assume the risk of investment gain or loss and guarantee a specified interest rate. The investment gain or loss of the Separate Account, the Investment Options or the Funds does not affect the Fixed Account portion of the Policy Owner's Contract Value. The Fixed Account will not share in the investment performance of our General Account. See the Transfers section for information on restrictions on transfers into and out of the Fixed Account.

                          POLICY CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

We deduct the charges described below. The charges are for services and benefits we provide, costs and expenses we incur, and risks we assume under the Policies. The amount of a charge may not exactly correspond to the costs associated with providing the services or benefits indicated by the designated charge. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expense charges.

The SERVICES AND BENEFITS we provide include:

     - the ability for you to make withdrawals and surrenders under the Policies;

     -    the ability for you to obtain a loan under the Policies;

     -    the Death Benefit paid on the death of the Insured;

     - making available a variety of Investment Options and related programs (including dollar-cost averaging and portfolio rebalancing);

     - administration of the various elective options available under the Policies; and

     -    the distribution of various reports to Policy Owners.

The COSTS AND EXPENSES we incur include:

     - expenses associated with underwriting applications and increases in the Stated Amount;

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Policies;

     - sales and marketing expenses including commission payments to your sales agent; and

     -    other costs of doing business.

RISKS we assume include:

     - that the Insured may live for a shorter period of time than estimated resulting in the payment of greater Death Benefits than expected; and

     - that the costs of providing the services and benefits under the Policies will exceed the charges deducted.

                             CHARGES AGAINST PREMIUM

We deduct certain charges from each Premium Payment you make before we allocate that Premium Payment (NET PREMIUM PAYMENT) among the Investment Options and the Fixed Account.

     - Front-End Sales Expense Charge: We deduct a front-end sales charge from each Premium Payment received. This charge helps us defray our costs for sales and marketing expenses, including commission payments to your sales agent. The Sales Expense Charge is summarized in the chart below.

                 SALES EXPENSE CHARGES ON A      SALES EXPENSE CHARGES ON A
                        CURRENT BASIS                 GUARANTEED BASIS
                ----------------------------    ----------------------------
                UP TO TARGET    ABOVE TARGET    UP TO TARGET    ABOVE TARGET
POLICY YEARS       PREMIUM         PREMIUM         PREMIUM         PREMIUM
------------    ------------    ------------    ------------    ------------
Years 1 -- 7          7%             0%              9%              5%
  Years 8+          3.5%             0%              9%              5%


Currently, 2.25% of the Sales Expense Charge is designed to compensate the Company for STATE PREMIUM TAXES owed by the Company associated with the receipt of Premium Payments, which cost is borne by the Policy Owner. These taxes vary from state to state and currently range from 0.75% to 3.50%. Because there is a range of premium taxes, a Policy Owner may pay a premium charge that is higher or lower than the premium tax actually assessed or not assessed against the Company in his or her jurisdiction. Likewise, 1.25% of the Sales Expense Charge (up to Target Premium) is designed to compensate us for FEDERAL TAXES (federal deferred acquisition cost charge) associated with the receipt of Premium Payments, which cost is borne by the Policy Owner.

                         CHARGES AGAINST CONTRACT VALUE

MONTHLY DEDUCTION AMOUNT: Several charges are combined in the Monthly Deduction Amount, which we deduct pro rata from each of the Investment Option's values attributable to the Policy and the Fixed Account. We deduct the amount on the first day of each Policy Month (the DEDUCTION DATE). The dollar amount of the Monthly Deduction Amount will vary from month to month. The Monthly Deduction Amount consists of (1) the Cost of Insurance Charge, (2) the Policy Administrative Expense Charge, and (3) charges for any Riders . These are described below.

     - COST OF INSURANCE CHARGE: The cost of insurance charge is the primary charge under your Policy for the life insurance protection (Coverage Amount) we provide you. THE COVERAGE AMOUNT IS EQUAL TO THE AMOUNT INSURED LESS THE CONTRACT VALUE. Like other policy charges, we may profit from the cost of insurance charge and may use these profits for any lawful purpose such as the payment of distribution and administrative expenses. The amount of the cost of insurance charge depends on: (1) the amount of life insurance coverage; (2) the Contract Value of your Policy on the date of the deduction; and (3) the current cost per dollar for insurance coverage.

     - There are maximum or GUARANTEED COST OF INSURANCE RATES associated with your Policy that are shown on the Policy Summary page of your Policy. For Policies with an Issue Date before January 1, 2009, the guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables or the 1980 Commissioners Ordinary Mortality Table B, which are used for unisex cost of insurance rates. For Policies with an Issue Date on or after January 1, 2009, the guaranteed rates are based on the 2001 Commissioners Standard Ordinary Mortality Tables ("2001 CSO Tables"). Unisex guaranteed cost of insurance rates are based on the 2001 CSO Table weighted 80% male, 20% female. The rates are also based on the age, gender and risk class of the Insured.

     - The CURRENT COST OF INSURANCE RATES are based on the age, risk class and gender (unless unisex rates are required) of the Insured, as well as the method of underwriting we use in connection with processing your application for a Policy (See "Applying for a Policy"). The current rates are less than or equal to the guaranteed rates and they will never exceed the guaranteed rates in the future. We will base any future changes in these rates only on our future expectations as to mortality, expenses and persistency. Nothing in the Policy will be affected by our actual mortality and expenses experienced under Policies issued. We will determine the current rates for the initial base Stated Amount and for each increase to the Stated Amount at the start of each Policy Year and will guarantee them for that Policy Year. Any change that we make in the current rates will be on a uniform basis for Insureds of the same age, sex, duration and rate class.

     - POLICY ADMINISTRATIVE EXPENSE CHARGE: A $5.00 fee. (current and guaranteed)

     - CHARGES FOR RIDERS: The Company will include a supplemental benefits charge in the Monthly Deduction Amount if you have elected any Riders for which there is a charge. The amount of this charge will vary depending upon the actual Rider selected.

     -    SURRENDER CHARGES: There is no surrender charge.

                      CHARGES AGAINST THE SEPARATE ACCOUNT
             (NOT ASSESSED ON CONTRACT VALUES IN THE FIXED ACCOUNT)

MORTALITY AND EXPENSE RISK CHARGE: We deduct a daily charge for mortality and expense risks from the assets in the Investment Options. The mortality risk assumed under the Policies is that the Insured may not live as long as expected. The expense risk charge assumed is that the expenses incurred in issuing and administering the Policies may be greater than expected. In addition, a portion of the mortality and expense risk charge may be used to pay sales commissions and expenses.

                M&E CHARGE ON A     M&E CHARGE ON A
                 CURRENT BASIS     GUARANTEED BASIS
POLICY YEARS        (ANNUAL)           (ANNUAL)
------------    ---------------    ----------------
   1 -- 4            0.50%               0.75%
   5 -- 20           0.30%               0.75%
21 and after         0.10%               0.75%

                                  FUND CHARGES

Fund charges are not direct charges under the Policy. When you allocate money to the Investment Options, the Separate Account purchases shares of the corresponding Funds at net asset value. The net asset value reflects investment advisory fees and other expenses already deducted from the Funds. See the "Fee Tables" section in this prospectus and the Fund company prospectuses for information on the Fund charges.

                 MODIFICATION, RESERVED RIGHTS AND OTHER CHARGES

We may offer the Policy in arrangements where an employer or trustee will own a group of Policies on the lives of certain employees, or in other situations where groups of Policies will be purchased at one time. We may modify (increase, decrease or eliminate) the mortality and expense risk charge, front-end sales charges and monthly policy administrative expense charges in such arrangements to reflect the increased or decreased sales expenses, administrative costs and/or mortality and expense risks we expect to incur as a result of sales to a particular group. We will not modify these charges in ways that will be unfairly discriminatory to any person.

We reserve the right to charge for transfers, Dollar Cost Averaging, illustrative reports and to charge the assets of each Investment Option for a reserve of any income taxes payable by the Company on the assets attributable to that Investment Option.

                               POLICY DESCRIPTION

--------------------------------------------------------------------------------

The Policy is both an insurance product and a security. The Policy is first and foremost a life insurance policy with death benefits, contract values and other features traditionally associated with life insurance. The Policy is a security because the Contract Value and, under certain circumstances, the Amount Insured and Death Benefit may increase or decrease to reflect the performance of the Funds and/or the Fixed Account that you direct your Net Premium Payments to. The Policy is non-participating, which means the Company will not pay dividends on the Policy.

                              APPLYING FOR A POLICY

To purchase a Policy, an APPLICATION on the Insured must be submitted to us with information that includes:

     -    Requested Stated Amount (minimum of $50,000)

     -    Death Benefit Option

     -    Beneficiary

     -    Investment Option selections, and

     -    Rider selections.

Policies generally will be issued only on the life of an Insured between the ages of 20-80. We will then follow certain underwriting procedures designed to determine the insurability of the proposed Insured and may require medical examinations and additional information about the proposed Insured before the application is approved. There are three types of underwriting available under the Policy. We decide which type to use based on the total number of eligible possible Insureds within the eligible group for whom a Policy could be purchased and the percentage of those Insureds for whom a Policy is actually purchased. The three types of underwriting are:

     - Guaranteed Issue -- requires the least evidence of insurability and rating classification.

     - Simplified Underwriting -- requires more evidence of insurability and rating classification.

     - Full Underwriting -- requires the most evidence of insurability and rating classification.

An Insured who qualifies for standard or preferred risk classification under full underwriting may pay higher cost of insurance rates if simplified underwriting or guaranteed issue is applied.

A Policy will be issued only after the underwriting process is completed to our satisfaction (ISSUE DATE). The POLICY DATE (shown on the Policy Summary) is the date we use to determine all future transactions on the Policy (e.g., deduction dates, policy years). If you pay your initial premium with your application, we will deposit that premium in a non-interest bearing account during the underwriting period.

We reserve the right to reject an application for any reason subject to the requirements imposed by law in the jurisdiction where the requested insurance Policy was to be issued and delivered. If the application is declined or cancelled, the full amount paid with the application will be refunded. We may apply increased charges for the underwriting classification of a proposed Insured. Beginning January 1, 2009, the Policies may not be available in all states.

                       RIGHT TO CANCEL (FREE LOOK PERIOD)

An applicant may cancel the Policy by returning it via mail or personal delivery to the Company at our Administrative Office or to the agent who sold the Policy. The Policy must be returned by the latest of

     (1)  10 days after delivery of the Policy to the Policy Owner, or

     (2)  45 days of completion of the Policy application, or

     (3) 10 days after the Notice of Right to Cancel has been mailed or delivered to the Applicant whichever is latest, or

     (4)  later if required by state law.

Depending on state law, we will refund either:

     (1)  All Premium Payments less any Outstanding Loans, or

     (2) The Contract Value of the Policy on the date we received the returned Policy, plus any charges and expenses that were deducted, less any Outstanding Loans.

During the Right to Cancel period, we allocate Net Premium Payments to the BlackRock Money Market Portfolio or equivalent money market portfolio unless you purchase a Policy in a state that permits us to refund Contract Value. If you purchase the Policy in a state that permits us to refund Contract Value, we will invest your Net Premium Payments in the Investment Options you select during the Right to Cancel period.

                              WHEN COVERAGE BEGINS

Except as stated in the Temporary Insurance Agreement, no insurance will take effect prior to the later of the Issue Date or the Policy Date shown on the Policy Summary. Insurance issued will take effect on the later of the Issue Date of the Policy Date shown on the Policy Summary if, on the later of the Policy Date or the Issue Date, the health and other conditions relating to insurability remain complete and true as described in the application.

You may request a Policy Date of up to twelve months prior to the Issue Date for the purpose of preserving a younger Age, or other reasons, subject to our administrative procedures and state laws (a "back-dated policy"). In many but not all cases, a younger Age will result in a smaller Planned Premium and lower cost of insurance charges. However, we will deduct the Monthly Deduction Amount under the Policy beginning on the Policy Date even though insurance coverage will not be effective until the Issue Date of the Policy.

                    INCOME TAX FREE 'SECTION 1035' EXCHANGES

You can generally exchange one life insurance policy for another in a 'tax-free exchange' under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for
Section 1035 treatment, you may have to pay federal income tax on the gain and potentially an early withdrawal or other penalty on the exchange. You should not exchange an existing life insurance policy for this one unless you determine, after knowing all the facts and consultation with a tax adviser, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).

                             OWNERSHIP/POLICY RIGHTS

The POLICY OWNER is the person who has the right to exercise all of the rights and options under the Policy, and to make changes to the Policy while the Insured is alive. Usually, the person who is buying the Policy is also the Policy Owner. However, in some instances, the Policy Owner can be an entity such as a trust or someone other than the person who is buying the Policy. In either situation, the Policy Owner may exercise certain rights that are described below. Some changes to the Policy require additional underwriting approval.

     -    Assigning the Policy

          The Policy Owner may assign the Policy as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment. Assigning the Policy may have tax consequences. See "Tax Treatment of Policy Benefits." You should consult a tax adviser before assigning the Policy.

     -    Receiving the Maturity Benefit

          If the Insured is living on the Maturity Date, we will pay you the Contract Value of the Policy as of the Maturity Date, less any:

          1.   Outstanding Loan;

          2.   Monthly Deduction Amount due but not paid; and

          3. Amount payable to an assignee under a collateral assignment of the Policy.

          Upon maturity, insurance ends and we have no further obligation under the Policy.

     -    Changing or Revoking a Beneficiary

          The BENEFICIARY is named in the Policy application and is the person who receives the Death Benefit when the Insured dies. More than one Beneficiary may be named and you may make your Beneficiary designation irrevocable. When the Insured dies, if no Beneficiary is alive, the Death Benefit will be paid to you, if you are alive, otherwise to your estate.

          Unless you irrevocably named the Beneficiary, you may name a new Beneficiary while the Insured is living and while your Policy is in force by writing us at our Administrative Office. Subject to our receipt of the change, any change in beneficiary will be effective on the date you sign the notice of change regardless of whether the Insured has died at the time we receive the notice; however, we will have no further responsibility if we made any payment before we receive the notice of change.

     -    Decreases in the Stated Amount of Insurance

          You may request a decrease in the Stated Amount after the first Policy Year, provided that the Stated Amount after any decrease is not less than the minimum amount of $50,000. For purposes of determining the Cost of Insurance charge, a decrease will reduce the Stated Amount in the following order:

          1.   against the most recent increase in the Stated Amount;

          2.   to other increases in the reverse order in which they occurred;
               and

          3.   to the initial Stated Amount.

          A decrease in Stated Amount in a substantially funded Policy may cause a cash distribution that is included in your gross income.

          We will send you a supplemental Policy Summary reflecting any change. We reserve the right to limit the number of decreases to the Stated Amount to one each Policy Year.

     -    Changing the Death Benefit Option

          After the first Policy Year, if the Insured is still alive you may change the Death Benefit Option by sending a written request to the Company at our Administrative Office. The Stated Amount will be adjusted so the Coverage Amount remains level. There is no other direct consequence of changing a Death Benefit option, except as described under "Tax Treatment of Policy Benefits." However, the change could affect future values of the Coverage Amount. The Cost of Insurance Charge, which is based on the Coverage Amount, may be different in the future. The following changes in Death Benefit Options are permissible: Options 1-2, Options 2-1 and Options 3-1.

          If the option is changed from Option 1 to Option 2, the Stated Amount will be reduced by the amount of the Contract Value at the time of the change. If the option is changed from Option 2 to Option 1, the Stated Amount will be increased by the amount of the Contract Value at the time of the option change. If the option is changed from Option 3 to Option 1, the Stated Amount will be increased by the amount of accumulated premiums paid at the time of the option change.

          It is not permitted to change from Option 3 to Option 2, from Option 1 to Option 3 and from Option 2 to Option 3.

     - Increases in the Stated Amount (requires additional underwriting approval)

          You may request an increase to the Stated Amount after the first Policy Year and prior to the Policy Anniversary on which the Insured is age 80. We will not allow a requested increase to the Stated Amount for less than the Minimum Increase Amount shown on your Policy Summary page. The increase will be effective on the date shown on the supplemental Policy Summary that we will send you. We will require you to submit a new application and evidence of insurability in consideration of the attained age of the Insured at the time the increase is requested. The effective date of any increase in Stated Amount will generally be the Deduction Date next following either the date of a new application or, if different, the date requested by the applicant.

          We reserve the right to limit the number of increases to the Stated Amount to one each Policy Year.

Written requests for changes should be sent to our Administrative Office. Some of these Policy changes may have tax consequences. You should consult a tax adviser before requesting any of these changes.

                                    PREMIUMS

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               AMOUNT, FREQUENCY AND DURATION OF PREMIUM PAYMENTS

The Policy allows you to choose the amount and frequency (e.g., monthly, semi-annually, annually) of your Premium Payments within certain guidelines (PLANNED PREMIUM). The amount of your Premium Payment will vary based on factors including: the age, sex and rating classification of the Insured. The minimum initial premium we will accept is the amount necessary to pay the Monthly Deduction Amount due.

Prior to the Maturity Date, you may request a change in the amount and frequency of your Planned Premium Payments and also make unscheduled Premium Payments as long as receipt of such payments or change would not disqualify the Policy as life insurance under applicable federal tax laws. We reserve the right to require evidence of insurability before we accept any additional Premium Payment that would increase insurance coverage.

You may make Premium Payments by:

     - mailing a check, payable to MetLife Insurance Company of Connecticut, to: MetLife Insurance Company of Connecticut, Specialized Benefit Resources, at our Administrative Office;

     - by direct checking account deductions (you must complete a pre-authorization collection form) (this method of premium payment is not currently available); or

     -    by wire transfer.

If you send your Premium Payments or transaction requests to an address other than the one we have designated for receipt of such Premium Payments or requests, we may return the Premium Payment to you, or there may be a delay in applying the Premium Payment or transaction to your Policy.

We do not accept Premium Payments made in cash or by money orders. The form in which we receive a Premium Payment may determine how soon subsequent disbursement requests may be fulfilled. See "Other Policy Information -- Payment and Suspension of Valuation."

If you do not make your Planned Premium Payment on schedule, your policy may lapse. In addition, even if you make your Planned Premiums on schedule, your Policy may lapse if the Cash Surrender Value of the Policy is insufficient to cover the Monthly Deduction Amount. In either of these cases, before your Policy lapses your Policy will be in default and a GRACE PERIOD will begin. Thirty days after the default happens we will send you a lapse notice stating the amount due to keep the Policy in effect and the date by which you must pay it. If the Insured dies during the Grace Period before you have paid the required premium, we will still pay the Death Benefit under the Policy although we will reduce the Death Benefit proceeds by any Monthly Deduction Amount due and the amount of any Outstanding Loans. If the required Premium Payment is not paid within 31 days (subject to state law) after the notice is sent, the Policy will lapse.

                         ALLOCATION OF PREMIUM PAYMENTS

During the underwriting period, any Net Premium Payments we receive will be placed in a non-interest bearing account. On the Policy Date we will allocate your Net Premium Payments to the Investment Options and Fixed Account in the percentages you indicate on the application (premium allocation instructions). However, if state law requires us to return Premium Payments if you exercise your right to cancel the Policy during the Right to Cancel period, then, we will allocate your Net Premium Payments to the BlackRock Money Market Portfolio or equivalent money market portfolio from the Policy Date until the end of the Right to Cancel period, and thereafter to the Investment Options and Fixed Account you selected.

Any allocation must be at least 5% and must be a whole percentage. We are not currently enforcing these restrictions but reserve the right to do so in the future.

You may change your Premium Payment allocation instructions upon written request to us (or any other notification we deem satisfactory) at our Administrative Office. Any allocation change will be effective on the date we record the change. Any future Premium Payments will be allocated in accordance with the new allocation, unless we receive contrary written instructions.

Unless underwriting is required, we will process a Premium Payment or other transaction as of the next computed Accumulation Unit Value of an Investment Option following our receipt of the Premium Payment or other transaction request in good order.

                            VALUES UNDER YOUR POLICY

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                                 CONTRACT VALUE

Each Policy has a CONTRACT VALUE that is used as the basis for determining Policy benefits and charges. On each business day your Policy has a Contract Value, which we use to determine how much money is available to you for loans, surrenders and in some cases the Death Benefit.

A Policy's Contract Value is the sum of the values held in the Investment Options, the Fixed Account and the Loan Account. A Policy's Contract Value will change daily, has no guaranteed minimum value and may be more or less than the Premiums paid. We calculate the Policy's Contract Value each day the New York Stock Exchange is open for trading (a VALUATION DATE). The period between successive Valuation Dates is called a VALUATION PERIOD.

The Contract Value will increase or decrease depending on the investment performance of the Investment Options, the Premium Payments you make, the fees and charges we deduct and any Policy transactions (loans, withdrawals, surrenders) you make.

                           INVESTMENT OPTION VALUATION

The value of each Investment Option is measured in ACCUMULATION UNITS. We value each Investment Option on each Valuation Date. Every time you allocate or transfer money to or from an Investment Option we convert that dollar amount into units. The value of an Accumulation Unit for each Investment Option is initially set at $1.00 and may vary among Investment Options and from one Valuation Period to the next. We determine each Investment Option's Accumulation Unit Value (AUV) on each Valuation Date by multiplying the value on the immediately preceding Valuation Date by the corresponding NET INVESTMENT FACTOR (see below) for the Valuation Period just ended. For example, to calculate Monday's Valuation Date price, we would multiply Friday's Accumulation Unit Value by Monday's Net Investment Factor.

The Net Investment Factor is simply an index we use to measure the investment performance of an Investment Option from one Valuation Period to the next. Each Investment Option has a Net Investment Factor for each Valuation Period that may be greater or less than one. Therefore, the value of an Accumulation Unit (and the value of the Investment Option) may increase or decrease.

                                                                            a
We determine the NET INVESTMENT FACTOR for any Valuation Period using    ------    - c
  the following equation:                                                   b


A is:

     1. the net asset value per share of the Fund held in the Investment Option as of the Valuation Date; plus

     2. the per-share amount of any dividend or capital gain distribution on shares of the Fund held by the Investment Option if the ex-dividend date occurs in the Valuation Period just ended; plus or minus

     3. a per-share charge or credit, as we may determine on the Valuation Date for tax reserves; and

B is:

     1. the net asset value per share of the Fund held in the Investment Option as of the last prior Valuation Date; plus or minus

     2. the per-share or per-unit charge or credit for tax reserves as of the end of the last prior Valuation Date; and

C is the applicable Investment Option deduction for the Valuation Period.

The Accumulation Unit Value may increase or decrease. The number of Accumulation Units credited to your Policy will not change as a result of the Investment Option's investment experience. The Separate Account will redeem Fund shares at their net asset value, to the extent necessary to make payments under the Policy.

Net Premium Payments will be credited to your Policy based on the Accumulation Unit Value next determined of the applicable Investment Option after we receive the Premium Payment in good order.

Transfers between Investment Options will result in the addition or reduction of Accumulation Units having a total value equal to the dollar amount being transferred to or from a particular Investment Option. The number of Accumulation Units will be determined by dividing the amount transferred by the Accumulation Unit Value of the Investment Options involved as of the next Valuation Date after we receive your request for transfer at our Administrative Office.

                             FIXED ACCOUNT VALUATION

The Fixed Account value on the Policy Date is equal to the portion of the initial Net Premium Payment allocated to the Fixed Account. The Fixed Account value on each subsequent day is equal to the Fixed Account value on the preceding day, plus:

     a. Net Premium Payments allocated to the Fixed Account since the preceding day

     b. Amounts transferred to the Fixed Account from the Investment Options and the Loan Account since the preceding day

     c.   Interest credited to the Fixed Account since the preceding day,

     minus:

     d. Amounts transferred out of the Fixed Account to the Investment Options and the Loan Account since the preceding day

     e. Amounts transferred out of the Fixed Account to pay applicable Deduction Amount charges (the portion of the Deduction Amount charged will be based upon the proportion of the Fixed Account value relative to the CONTRACT VALUE) since the preceding day

     f. Any transfer charges that have been deducted from the Fixed Account since the preceding day

     g. Any surrender amounts that have been deducted from the Fixed Account since the preceding day

     h. Any Stated Amount decrease charges that have been deducted from the Fixed Account since the preceding day.

                             LOAN ACCOUNT VALUATION

When you borrow money from us using the Policy as collateral for the loan, we transfer an amount equal to the loan from the Investment Options (pro-rata) to the Loan Account as collateral for that loan. Loan amounts will be transferred from the Fixed Account only if insufficient amounts are available in the Investment Options. You may borrow up to 100% of the Policy's Cash Surrender Value. The value in the Loan Account is charged a fixed rate of interest declared by us that will not exceed 5.00%. We charge this interest in arrears at the end of each Policy Year. In addition, the value in the Loan Account will be credited, in arrears, with a fixed rate of interest declared by us that will be at least 4% annually. Currently, we credit the value in the Loan Account 4.40% in Policy Years 1-10, 4.60% in Policy Years 11-20, and 4.75% in Policy Years 21 and later.

When we determine a Policy's Contract Value, the value in the Loan Account (i.e., the amount we transferred from the Investment Options and the Fixed Account to secure the loan, adjusted for any repayments or additional Policy loans) and the result of any interest charged or credited on such amount, is added together with the values in the Investment Options and the Fixed Account.

                                    TRANSFERS

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                           TRANSFERS OF CONTRACT VALUE

Generally, you may transfer Contract Value among the Investment Options. Transfer requests received at our Administrative Office or Andesa Services, Inc. that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET.

Frequent requests from Policy Owners to transfer Contract Value may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Funds and may disrupt Fund management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Funds, which in turn adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g. beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds (i.e. AIM V.I. Global Real Estate Fund, AIM V.I. International Growth Fund, AllianceBernstein Global Technology Portfolio, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds High-Income Bond Fund, American Funds International Fund, American Funds New World Fund, Delaware Variable Investment Fund Developing Leaders Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Overseas Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Global Income Securities Fund, Janus Aspen Global Life Sciences Portfolio, Janus Aspen Global Technology Portfolio, Janus Aspen International Growth Portfolio, Janus Aspen Worldwide Growth Portfolio, Legg Mason Partners Variable Global High Yield Bond Portfolio, Legg Mason Partners Variable International All Cap Opportunity Portfolio, Legg Mason Partners Variable Strategic Bond Portfolio, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Loomis Sales Global Markets Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Julius Baer International Stock Portfolio, Morgan Stanley EAFE(R) Index Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000(R) Index Portfolio, Oppenheimer Main Street Small Cap Fund(R)/VA, Pioneer Emerging Markets VCT Portfolio, Putnam VT International Growth and Income Fund, Royce Microcap Portfolio, Royce Small Cap Portfolio, Vanguard V.I. International Portfolio and Vanguard V.I. Small Company Growth Portfolio -the "Monitored Funds") and we monitor transfer activity in those Monitored Funds. In addition, as described below, we intend to treat all American Funds Insurance Series portfolios, that is, American Funds Global Growth Fund, American Funds Growth Fund and American Funds Growth-Income Fund ("American Funds portfolios") as Monitored Funds. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Funds within given periods of time. For example, we currently monitor transfer activity to determine if for each category of international, small-cap and high-yield Funds, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving any Fund in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

We do not believe that other Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Funds. We may change the Monitored Funds at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Funds, we rely on the underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

American Funds Monitoring Policy. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Funds under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Funds, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy. Although we do not have the operational or systems capability at this time to impose the American Funds monitoring policy and/or to treat all of the American Funds portfolios as Monitored Funds under our policy, we intend to do so in the future.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Funds that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Policy Owners or other persons who have an interest in the Policies, we will exercise our contractual right to revise, suspend or eliminate transfer privileges, including limiting the acceptable mode of requesting transfers, and thereafter will only accept transfer requests via regular U.S. mail (and overnight delivery services) and will reject transfer requests requested via facsimile, telephone or Internet. This restriction will apply to all Policies within a 'plan' (i.e. arrangements where an employer or trustee will own a group of Policies on the lives of certain employees or in other instances, where a group of Policies will be purchased at one time) unless the employer, trustee or other administrator has the ability to apply a transfer restriction meeting our requirements to individual Policies. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Policy Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or

     - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate market timing in any Fund and there are no arrangements in place to permit any policy owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Funds, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Policy Owners, and to execute instructions from the Fund to restrict or prohibit further allocations or transfers by specific Policy Owners who violate the frequent trading policies established by the Fund.

In addition, Policy Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Funds are generally "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds. If a Fund believes that an omnibus order reflects one or more transfer requests from Policy Owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single policy owner). You should read the Fund prospectuses for more details.

We reserve the right to limit the number of free transfers among the Investment Options to six in any Policy Year and to charge a $10 transfer fee for each additional transfer that we allow. We also reserve the right to limit the number of transfers between the Fixed Account and the Separate Account to two in any Policy Year. See below for additional restrictions involving transfers between the Fixed Account and the Separate Account.

   TRANSFER OF CONTRACT VALUE FROM THE FIXED ACCOUNT TO THE INVESTMENT OPTIONS

Transfers from the Fixed Account must be made within 30 days after your Policy Anniversary or semi-anniversary. We reserve the right to limit the amount transferred from the Fixed Account to the Investment Options to 25% of the Contract Value in the Fixed Account. We are not currently enforcing these restrictions but reserve the right to do so in the future.

   TRANSFER OF CONTRACT VALUE FROM THE INVESTMENT OPTIONS TO THE FIXED ACCOUNT

Transfers to the Fixed Account may not be made prior to the first Policy Anniversary or within 12 months of any prior transfer. We reserve the right to restrict the amount transferred to the Fixed Account to 20% of the portion of the Contract Value attributable to the Investment Options at the end of the prior Valuation Period. We reserve the right to refuse transfers to the Fixed Account if the Fixed Account is greater than or equal to 30% of the Contract Value. We are not currently enforcing these restrictions but reserve the right to do so in the future.

                       DOLLAR-COST AVERAGING (DCA PROGRAM)

You may establish automated transfers of CONTRACT VALUE on a monthly or quarterly basis from any Investment Option to any other available Investment Option by completing our DCA authorization form or through other written request acceptable to us. You must have a minimum of $1000 of CONTRACT VALUE to enroll in the DCA Program. The minimum automated transfer amount is $100.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. Automated transfers are subject to all of the other provisions and terms of the Policy. The Company reserves the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

Before transferring any part of the CONTRACT VALUE, you should consider the risks involved in switching between Investment Options available under this Policy. Dollar-Cost Averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

The Fixed Account is not eligible for participation in the Dollar-Cost Averaging program.

                              PORTFOLIO REBALANCING

This program can help prevent a structured investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages for the Investment Options you most recently selected to shift. Under this program, you may instruct us to periodically, and automatically, reallocate values in your Policy to return your allocation percentages for the Investment Options to the allocation percentages you originally selected. You may participate in the Portfolio Rebalancing Program by completing our rebalancing form.

                                  DEATH BENEFIT

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The Death Benefit under the Policy is the amount paid to the Beneficiary upon the death of the Insured. The Death Benefit will be the Amount Insured at the time of death minus any unpaid Monthly Deduction Amount, any Outstanding Loans, and any amount payable to an assignee under a collateral assignment of the Policy.

You may elect one of three Death Benefit options. As long as the Policy remains in effect, the Company guarantees that the Death Benefit under any option will be at least the current Stated Amount of the Policy less any Outstanding Loan and unpaid Monthly Deduction Amount. The Amount Insured under any option may vary with the Contract Value of the Policy. Under Option 1 (the "LEVEL OPTION"), the Amount Insured will be equal to the Stated Amount of the Policy or, if greater, a specified multiple of Contract Value (the "MINIMUM AMOUNT INSURED"). Under Option 2

(the "VARIABLE OPTION"), the Amount Insured will be equal to the Stated Amount of the Policy plus the Contract Value (determined as of the date of the Insured's death) or, if greater, the Minimum Amount Insured. Under Option 3 (the "ANNUAL INCREASE OPTION"), the Amount Insured will be equal to (a) plus (b) where: (a) is the Stated Amount of the Policy and (b) is the greater of zero and the lesser of (i) and (ii) where (i) is the Option 3 maximum increase shown on the Policy Summary and (ii) is the total Premium Payments less partial surrenders accumulated at the interest rate shown on the Policy Summary; or if greater, the Minimum Amount Insured.

The Minimum Amount Insured is the amount required to qualify the Policy as a life insurance policy under the current federal tax law. Under that law, the Minimum Amount Insured equals a stated percentage of the Policy's Contract Value determined as of the first day of each Policy Month. The percentages differ according to the attained age of the Insured and the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") selected by you at the time of application. (Cash Value Accumulation Test or Guideline Premium Cash Value Corridor Test). The Minimum Amount Insured is set forth in the Policy and may change as federal income tax laws or regulations change. The following is a schedule of the applicable percentages for the Guideline Premium Cash Value Corridor Test. For attained ages not shown, the applicable percentages will decrease evenly:

ATTAINED AGE OF
    INSURED        PERCENTAGE
---------------    ----------
      0-40             250
       45              215
       50              185
       55              150
       60              130
       65              120
       70              115
       75              105
      95+              100


Federal tax law imposes another cash funding limitation on cash value life insurance policies that may increase the Minimum Amount Insured shown above. This limitation, known as the "guideline premium limitation," generally applies during the early years of variable universal life insurance policies.

In the Cash Value Accumulation Test, the factors at the end of a Policy Year are set forth in APPENDIX D.

The investment performance of the Funds, expenses and deduction of charges all impact Contract Value. In some circumstances, the Death Benefit may vary with the amount of the Contract Value. Under Death Benefit Option 1, the Death Benefit will vary with the Contract Value whenever the Contract Value multiplied by the applicable Minimum Amount Insured percentage set forth in Section 7702 of the Code is greater than the Stated Amount. Under Death Benefit Option 2, the Death Benefit will always vary with the Contract Value because the Death Benefit is equal to the Stated Amount of the Policy plus the Contract Value as of the date of the Insured's death (or if greater, the Minimum Amount Insured as of the date of the Insured's death). Under Death Benefit Option 3, the Death Benefit will vary with the Contract Value whenever the Contract Value multiplied by the applicable Minimum Amount Insured percentage set forth in Section 7702 of the Code is greater than the Stated Amount plus Premium Payments paid, minus partial surrenders, accumulated at the specified interest rate. Finally, if the investment performance of the Funds is too low and the Contract Value of your Policy falls below the amount necessary to pay the Monthly Deduction Amount due and you do not send us sufficient Premium Payments, your Policy may lapse and no coverage will be in effect.

                             DEATH BENEFIT EXAMPLES

The following examples demonstrate the relationship between the Death Benefit, the Cash Surrender Value and the Minimum Amount Insured under the various Death Benefit Options. The examples assume an Insured of age 40, a Minimum Amount Insured of 250% of Contract Value (assuming the preceding table is controlling as to Minimum Amount Insured), and no Outstanding Loan.

                         OPTION 1 -- LEVEL DEATH BENEFIT

In the following examples of an Option 1 Level Death Benefit, the Death Benefit under the Policy is generally equal to the Stated Amount of $50,000. Since the Policy is designed to qualify as a life insurance policy, the Death Benefit cannot be less than the Minimum Amount Insured (or, in this example, 250% of the Contract Value).

EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). Since the Death Benefit in the Policy is the greater of the Stated Amount ($50,000) or the Minimum Amount Insured ($25,000), the Death Benefit would be $50,000.

EXAMPLE TWO. If the Contract Value of the Policy equals $40,000, the Minimum Amount Insured would be $100,000 ($40,000 x 250%). The resulting Death Benefit would be $100,000 since the Death Benefit is the greater of the Stated Amount ($50,000) or the Minimum Amount Insured ($100,000).

                       OPTION 2 -- VARIABLE DEATH BENEFIT

In the following examples of an Option 2 Variable Death Benefit, the Death Benefit varies with the investment experience of the applicable Investment Options and will generally be equal to the Stated Amount plus the Contract Value of the Policy (determined on the date of the Insured's death). The Death Benefit cannot, however, be less than the Minimum Amount Insured (or, in this example, 250% of the Contract Value).

EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). The Death Benefit ($60,000) would be equal to the Stated Amount ($50,000) plus the Contract Value ($10,000), unless the Minimum Amount Insured ($25,000) was greater.

EXAMPLE TWO. If the Contract Value of the Policy equals $60,000, then the Minimum Amount Insured would be $150,000 ($60,000 x 250%). The resulting Death Benefit would be $150,000 because the Minimum Amount Insured ($150,000) is greater than the Stated Amount plus the Contract Value ($50,000 + $60,000 = $110,000).

                       OPTION 3 -- ANNUAL INCREASE OPTION

In the following examples of an Option 3 Annual Increase Option, the Death Benefit is generally equal to the Stated Amount of $50,000 plus Premium Payments paid minus partial surrenders, accumulated at the specified interest rates.

EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). The Death Benefit ($52,650) would be equal to the Stated Amount ($50,000) plus Premium Payments ($2,500) aggregated at 6.00% for one year, unless the Minimum Amount Insured ($25,000) was greater.

EXAMPLE TWO. If the Contract Value of the Policy equals $40,000, the Minimum Amount Insured would be $100,000 ($40,000 x 250%). The Death Benefit would be $100,000 since the Minimum Amount Insured is greater than the Stated Amount plus Premium Payments aggregated at 6.00% for one year ($52,650).

                        CHANGING THE DEATH BENEFIT OPTION

After the first Policy Year, if the Insured is alive you may change the Death Benefit Option by sending a written request to the Company. The following changes in Death Benefit Options are permissible:

     Option 1 -- 2

     Option 2 -- 1

     Option 3 -- 1

It is not permitted to change from Option 3 to 2, Option 1 to 3, and Option 2 to 3.

If the Option is changed from Option 1 to Option 2, the Stated Amount will be reduced by the amount of the Contract Value at the time of the change. If the Option is changed from Option 2 to Option 1, the Stated Amount will be increased by the amount of the Contract Value at the time of the Option change. Such an increase in Stated Amount will not require evidence of insurability. If the Option is changed from Option 3 to Option 1, the Stated

Amount will be increased by the amount of accumulated premiums paid at the time of the option change. There are no other direct consequences of changing a Death Benefit option, except as described under "Tax Treatment of Policy Benefits." However, the change could affect future values of Net Amount At Risk. The cost of insurance charge which is based on the Net Amount At Risk may be different in the future.

                  PAYING THE DEATH BENEFIT AND PAYMENT OPTIONS

Death Benefits are payable within seven days after we receive satisfactory proof of the Insured's death at our Administrative Office. The amount of Death Benefit paid may be adjusted to reflect any unpaid Monthly Deduction Amount, any Outstanding Loan, any material misstatements in the Policy application as to age or sex of the Insured, and any amounts payable to an assignee under a collateral assignment of the Policy. If no Beneficiary is living when the Insured has died, the Death Benefit will be paid to the Policy Owner, if living, otherwise, the Death Benefit will be paid to the Policy Owner's estate.

Subject to state law, if the Insured commits suicide within two years following the Issue Date, limits on the amount of Death Benefit paid will apply (See "Limits on Right to Contest and Suicide Exclusion"). In addition, if the Insured dies during the 61-day period after the Company gives notice to the Policy Owner that the Cash Surrender Value of the Policy is insufficient to meet the Monthly Deduction Amount due against the Contract Value of the Policy, then the Death Benefit actually paid to the Policy Owner's Beneficiary will be reduced by the amount of the Deduction Amount that is due and unpaid. (See "Contract Value" for effects of partial surrenders on Death Benefits.)

We will pay policy proceeds in a lump sum. We may defer payment of proceeds which exceed the Contract Value for up to six months from the date of the request for the payment. The amount of the Death Benefit that exceeds the Contract Value is paid from the Company's General Account. Death Benefit amounts paid from the General Account are subject to the claims paying ability of the Company.

We will make any other arrangements for periodic payments as may be agreed upon. If any periodic payment due any payee is less than $50, we may make payments less often. If we have declared a higher rate under an option on the date the first payment under an option is due, we will base the payments on the higher rate.

                              BENEFITS AT MATURITY

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If your Policy is in effect on the Maturity Date, we will pay the Policy's Contract Value less any Outstanding Loan, any unpaid Monthly Deduction Amount and any amounts payable to an assignee under a collateral assignment of the Policy. We will then have no further obligations under the Policy.

                                 OTHER BENEFITS

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                                 EXCHANGE OPTION

Once the Policy is in effect, during the first 24 months you may choose to irrevocably transfer all Contract Value in the Investment Options to the Fixed Account (subject to state law). Upon election of this option, no future transfers to the Investment Options will be permitted. All future Premium Payments will be allocated to the Fixed Account. No evidence of insurability is required to exercise this option. Cost of insurance rates will be based on the same risk classification as those of the former Policy. Any Outstanding Loan must be repaid before we will make an exchange.

              INSURED TERM RIDER (SUPPLEMENTAL INSURANCE BENEFITS)

You may choose to purchase the Insured Term Rider as an addition to the Policy.

Combining a policy and a rider, sometimes known as "blending," may be more economical than adding another policy or increasing face amount of the base policy. Depending on your circumstances, it may, conversely, be more economical to provide an amount of insurance coverage through a base policy alone. Many life insurance policies have some flexibility in structuring the face amount, the death benefit, and premium payments in targeting the contract values based on your particular needs.

Under certain circumstances, combining a Policy with an Insured Term Rider may result in a combined face amount equal to the face amount of a single Policy. Adding a rider or riders may also affect the amount of premium you can pay on your Policy and still have it qualify as life insurance.

Combining a Policy with an Insured Term Rider may lower costs and may improve accumulated value accrual for the same amount of death benefit. However, in general, your Policy is being used to informally fund certain executive benefits. Adding an Insured Term Rider does not necessarily reduce the cost of offering benefits to your executives.

Ultimately, individual needs and objectives vary, and they may change through time. It is important that you consider your goals and options carefully. You choose the proportion of your Policy's face amount that is made up of base Policy and Insured Term Rider. You should discuss your insurance needs and financial objectives with your registered representative before purchasing any life insurance product. Your registered representative can provide you with additional illustrations showing the effects of different proportions of Policy and rider coverage to help you make your decision. You should also consider a periodic review of your coverage with your registered representative.

We will provide you with illustrations based on different sets of assumptions upon your request. You can request such illustrations at any time. Illustrations may help you understand how your policy values would vary over time based on different assumptions.

                          CASH VALUE ENHANCEMENT RIDER

You also may choose to add the Cash Value Enhancement Rider to the Policy. There is no charge for the Rider. The Rider provides a benefit called the Cash Value Enhancement. The Cash Value Enhancement benefit is an amount in addition to the Cash Surrender Value that the Company may pay you if you surrender the Policy during a certain time frame set forth in the Rider. The maximum amount of the benefit for each Policy Year is set forth on a schedule in the Rider, and is a percentage of cumulative premiums paid less partial surrenders. The payment of the benefit is NOT guaranteed and may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions in pricing. The benefit will not be payable if the Policy has been assigned or is being exchanged in connection with a tax-exempt change under Section 1035.

                                POLICY SURRENDERS

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You may withdraw all or a portion of the Cash Surrender Value from the Policy on any day that the Company is open for business. Withdrawing all or a portion of the Cash Surrender Value may have tax consequences. (See "Tax Treatment of Policy Benefits.")

                                 FULL SURRENDER

You may surrender the Policy and receive its Cash Surrender Value. (You may request a surrender without the Beneficiary's consent provided the Beneficiary has not been designated as irrevocable. If so, you will need the Beneficiary's consent.) The Cash Surrender Value will be determined as of the date we receive the written request at our Administrative Office. The Cash Surrender Value is the Contract Value, minus any Outstanding Loans. We will pay you within seven
(7) days after we receive your request in good order. The Policy will terminate on the date we receive your request in good order.

                                PARTIAL SURRENDER

You may request a partial surrender of the Policy. The minimum amount is $500. The amount paid to you will be the net amount requested. We will deduct the net amount surrendered pro rata from all your selected Investment Options and the Fixed Account, unless you give us other written instructions. When you request a partial surrender, the portion of the Contract Value deducted from the Fixed Account is based on the proportion of the Fixed Account value relative to the Contract Value of the Policy as of the date we receive your request. A deduction greater than this proportionate amount is not permitted. We will pay you within seven days after we receive your request in good order at our Administrative Office.

In addition to reducing the Policy's Contract Value and Amount Insured, partial surrenders will reduce the Death Benefit payable under the Policy. We will reduce the Stated Amount by the amount necessary to prevent any increase in the Coverage Amount. We may require you to return the Policy to record this reduction.

You may request a partial surrender only after the first Policy Year. While we are not currently enforcing this restriction, we reserve our right to do so in the future.

                                  POLICY LOANS

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While the Policy is in force, you may borrow money using the Policy as the sole security (collateral) for the loan. A loan that is taken from, or secured by, a Policy may have tax consequences. (See "Federal Tax Considerations.")

                                 LOAN CONDITIONS

     - You may borrow up to 100% of the Policy's Cash Surrender Value as of the date we receive the written loan request in good order. We charge you interest on the amount of the loan.

     - The loan request must be at least $500, except where state law requires a different minimum.

     - To secure the loan, we transfer an amount equal to the loan from the Investment Options (pro-rata by assets) to the Loan Account. Loan amounts will be transferred from the Fixed Account only when insufficient amounts are available in the Investment Options.

     - We charge interest on the outstanding amount of your loan(s), and you must pay this interest in arrears at the end of each Policy Year. The annual effective loan interest rate charged is 5.00%. Interest not paid when due will be added to the amount of the loan. We will transfer an amount equal to the unpaid loan interest from the Investment Options to the Loan Account as security for the loan. If you have an Outstanding Loan and request a second loan, we will add the amount of Outstanding Loan to the loan request.

     - Amounts in the Loan Account are guaranteed to earn interest at a rate of at least 4% per year in arrears. Currently, the annual effective loan interest rate credited is 4.40% in years 1-10, 4.60% in years 11-20 and 4.75% in years 21 and later.

     - We normally pay the amount of the loan within seven (7) days of our receipt of the written loan request. We may postpone the payment of the loans under certain conditions.

     - You may repay all or a part of your Outstanding Loans at any time while the Insured is alive by sending the repayment to our Administrative Office.

     - Unless you request otherwise, we will apply any payment that we receive while there is a loan on the Policy as follows: first, towards repayment of any loan interest due; next, towards repayment of the loan principal; and last, as a Premium Payment to the Policy.

     - As you repay the loan, we deduct the amount of the repayment from the Loan Account and credit the payment to the Investment Options based on which Investment Option(s) you took the loan from. Also, we will deduct the amount of the repayment from the Loan Account and credit the repayment to the Fixed Account based on the proportion of the Fixed Account value relative to the Policy's Contract Value as of the date we receive the loan request.

     - We will deduct any unpaid loan amount, including interest you owe, from your Contract Value when you surrender the Policy and from the Death Benefit proceeds if they become payable.

     - If any unpaid loan amount, including any interest you owe, equals or exceeds the Contract Value, causing the Cash Surrender Value of your Policy to become zero, then your Policy will enter a 31-day grace period, subject to state law. (See "Lapse and Reinstatement.")

                                EFFECTS OF LOANS

A loan affects the Policy, because we reduce the Death Benefit proceeds and Cash Surrender Value under the Policy by any Outstanding Loan amount. Repaying the loan causes the Death Benefit proceeds and Cash Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan amount in the Loan Account. The amount is not affected by the performance of the Investment Options and may not be credited with the same interest rates currently accruing on amounts allocated to the Fixed Account. Amounts transferred from an Investment Option to the Loan Account will affect the value that was in that Investment Option because we credit such amounts with an interest rate we declare, rather than with a rate of return reflecting the investment results of that Investment Option.

There are risks involved in taking a loan, a few of which include an increased potential for the Policy to lapse if projected earnings, taking into account Outstanding Loans, are not achieved. A loan may have tax consequences. (See "Tax Treatment of Policy Benefits.") You should consult a tax adviser before taking out a loan.

We will notify you (and any assignee of record) if the sum of your loans plus interest you owe on the loans is more than the Cash Surrender Value. If you do not submit a sufficient payment within 31 days from the date of the notice, your Policy may lapse.

                             LAPSE AND REINSTATEMENT

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                                      LAPSE

Generally, if on any Deduction Date, the Cash Surrender Value of your Policy is too low to cover the Monthly Deduction Amount, your Policy will be in default and a grace period will begin. Thirty days after the default happens, we will send you a lapse notice to your last known address that the Policy may terminate. The notice will state the amount due to keep the Policy in effect and the date by which you must pay the amount due. Generally, the amount due to keep the Policy in effect will be all Monthly Deduction Amounts past due plus premium at least equal to the following three Monthly Deduction Amounts and the amount to repay or restore any Outstanding Loans.

                                  GRACE PERIOD

After the lapse notice is sent, if you do not pay the required amount within 31 days (subject to state law) the Policy will terminate without value, insurance coverage will no longer be in effect, and you will receive no benefits.

As long as there is an Outstanding Loan, we will treat that portion of any sufficient payment received during the grace period that is less than or equal to the amount of the Outstanding Loan as a repayment of the Outstanding Loan and not as an additional Premium Payment unless you request otherwise. Accordingly, we will transfer the assumed loan repayment amount from the Contract Value held in our Loan Account to the Investment Options and/or Fixed Account, thereby increasing the Cash Surrender Value and potentially preventing a lapse.

If the Insured dies during the Grace Period before you have paid the required premium, the Death Benefit will still be payable to the Beneficiary, although we will reduce the amount of the Death Benefit proceeds by the Monthly Deduction Amount due plus the amount of any Outstanding Loan.

                                  REINSTATEMENT

You may reinstate the Policy within three (3) years from the date on which the Monthly Deduction Amount was last paid if:

     (1) the Policy was not surrendered for cash and it is before the Maturity Date;

     (2)  you furnish us with acceptable evidence of insurability;

     (3)  you pay all past due Monthly Deduction Amounts;

     (4) you pay Premium Payments equaling the next three Monthly Deduction Amounts (subject to state law); and

     (5)  you pay the amount of any Outstanding Loan.

Upon reinstatement, the Policy's Contract Value, prior to applying any premiums or loan repayments will be the Contract Value at the end of the Grace Period. The effective date of the reinstated policy will be the Deduction Date on or following the date the application for reinstatement is approved by us. Unless it is specified otherwise, all amounts will be allocated based on the Fund allocation factors in effect at the start of the Grace Period.

                           FEDERAL TAX CONSIDERATIONS

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The effect of federal income taxes on the economic benefits provided under the Policy depends on a variety of factors, including but not limited to the tax status of the Policy Owner and the tax treatment of the Policy (whether it is a modified endowment contract). This tax treatment is highly complex. The following SUMMARY PROVIDES A GENERAL DESCRIPTION OF THE MATERIAL FEDERAL TAX CONSEQUENCES to the Policy Owner and Beneficiary of buying, holding and exchanging rights under the Policy. This discussion is only a brief general summary and does not purport to be complete or cover all situations and is not intended as tax or legal advice. This discussion is based upon the Company's understanding of the federal income tax laws as currently interpreted by the U.S. Treasury ("Treasury") and the Internal Revenue Service ("IRS"). The Company cannot guarantee that those laws or interpretations will remain unchanged.

IT SHOULD BE UNDERSTOOD THAT THIS IS NOT AN EXHAUSTIVE DISCUSSION OF ALL TAX QUESTIONS THAT MIGHT ARISE UNDER THE POLICIES. NO ATTEMPT HAS BEEN MADE TO ADDRESS ANY FEDERAL ESTATE TAX OR STATE AND LOCAL TAX CONSIDERATIONS THAT MAY ARISE IN CONNECTION WITH A POLICY. FOR COMPLETE INFORMATION, A QUALIFIED TAX OR LEGAL ADVISER SHOULD BE CONSULTED.

IRS Circular 230 Notice: The tax information contained herein is not intended to (and cannot) be used by anyone to avoid IRS penalties. It is intended to support the sale of the Policy. You should seek tax advice based on your particular circumstances from an independent tax adviser.

                      POTENTIAL BENEFITS OF LIFE INSURANCE

Life insurance, including the Policy, is a unique financial instrument with a number of potential tax advantages including:

     - INCOME TAX-FREE DEATH BENEFITS (e.g., the Death Benefit under the Policy, including the portion attributable to the increase in value based on the Investment Options, may pass to your Beneficiary free of income taxes if the requirements of IRC Section 101 are satisfied.)

     - INCOME TAX-FREE GROWTH OF CONTRACT VALUE (e.g., within the Policy, any increase in value based on the Investment Options may be tax-deferred until withdrawn, and as mentioned above, will not be subject to federal income taxes if paid as a Death Benefit.)

     - INCOME TAX-FREE ACCESS TO CONTRACT VALUE THROUGH LOANS AND/OR WITHDRAWALS (e.g., under certain circumstances, such as where you adhere to certain premium limits, a Policy Owner may access cash from the Policy through a withdrawal, up to the tax basis, or a loan without facing tax consequences.)

Whether and how these benefits may be utilized is largely governed by Sections 7702, 7702A, 817 and 101 of the Internal Revenue Code ("IRC" or the "CODE"). These federal tax laws were passed to ensure that the tax advantages of life insurance are not abused.

In sum, these federal tax laws, among numerous other things, establish the following:

     -    A definition of a life insurance contract.

     -    Diversification requirements for separate account assets.

     - Limitations on policy owner's control over the assets in a separate account.

     - Guidelines to determine the maximum amount of premium that may be paid into a policy.

     -    Limitations on withdrawals from a policy.

     - Qualification testing for all life insurance policies that have cash value features.

                            TAX STATUS OF THE POLICY

DEFINITION OF LIFE INSURANCE

In order for this Policy to offer some or all of the tax advantages described above, it must meet the definition of a life insurance contract under SECTION 7702 of the Code. Complying with either the cash value accumulation test or the guideline premium cash value corridor test set forth in IRC Section 7702 will satisfy this definition. Guidance as to how IRC Section 7702 is to be applied, however, is limited. If a Policy were determined not to be a life insurance contract for purposes of IRC Section 7702, such Policy would not provide the tax advantages normally described above. The insurance proceeds payable upon death of the insured under a Policy will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued.

The Company believes that it is reasonable to conclude that the Policy meets the IRC Section 7702 definition of a life insurance contract. The Company reserves the right to make changes in the Policy if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes.

DIVERSIFICATION

In addition to meeting the definition of a life insurance contract in IRC
Section 7702, to qualify as life insurance for federal income tax purposes, separate account investments (or the investments of a Fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must also be "adequately diversified" pursuant to SECTION 817(H) of the IRC.

The Separate Account, through the Funds, intends to comply with these requirements. Although the Company does not control the Funds, the Company intends to monitor the investments of the Funds to ensure compliance with the diversification requirements.

If Fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the Fund may fail the diversification requirement of Section 817(h) of the Code, which could have adverse tax consequences for variable policy contract owners, including losing the benefit of tax deferral.

INVESTOR CONTROL

In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their policy or contract rather than the insurance company. In those circumstances, a proportionate share of the income and gains from the separate account assets would be includable in the variable contract owner's gross income each year.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets IF THE CONTRACT OWNER POSSESSES INCIDENTS OF OWNERSHIP IN THOSE SEPARATE ACCOUNT ASSETS, such as the ability to exercise investment control over the assets. While we believe that the Policy does not give the Policy Owner investment control over the Separate Account assets, we reserve the right to modify the Policy as necessary to prevent a Policy Owner from being treated as the owner of the Separate Account assets supporting the Policy.

                        TAX TREATMENT OF POLICY BENEFITS

The remaining tax discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.

IN GENERAL

The Company believes that the DEATH BENEFIT UNDER THE POLICY WILL BE EXCLUDABLE FROM THE GROSS INCOME OF THE BENEFICIARY under IRC Section 101(a)(1), unless the Policy has been transferred for value and no exception to the transfer for value rules set forth in IRC Section 101 (a)(2) applies.

In the case of employer-owned life insurance as defined in IRC Section 101(j), the amount excludable from gross income is limited to premiums paid unless the policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated or recently employed. There are also exceptions for policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the policy. These rules apply to policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the death benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of Death Benefits, it is advisable to consult tax counsel.

In addition, the Policy Owner will generally not be deemed to be in constructive receipt of the Contract Value, including increments thereof, until there is a distribution. (See discussion of "Modified Endowment Contracts" below.) Depending on the circumstances, the exchange of one life insurance policy for another, a change in the policy's face amount, a change in the policy's death benefit option, a payment of an increased level of premiums, a policy loan, a partial or full surrender, a lapse with outstanding indebtedness, a change in ownership, or an assignment of the policy may have federal income tax consequences. In addition, such actions may have federal gift and estate, as well as state and local tax consequences that will depend upon the financial situation and other circumstances of each owner or beneficiary. You should consult your tax or legal adviser for further advice on all tax issues.

THE TAX CONSEQUENCES OF DISTRIBUTION FROM, AND LOANS TAKEN FROM OR SECURED BY, A POLICY DEPEND ON WHETHER THE POLICY IS CLASSIFIED AS A "MODIFIED ENDOWMENT CONTRACT."

MODIFIED ENDOWMENT CONTRACTS (MEC)

Special tax considerations apply to "Modified Endowment Contracts" (MEC). A MEC is defined under tax law as ANY POLICY THAT SATISFIES THE PRESENT DEFINITION OF A LIFE INSURANCE CONTRACT FOR FEDERAL TAX PURPOSES BUT WHICH FAILS TO SATISFY A 7-PAY TEST AS SET FORTH IN THE IRC SECTION 7702A. A contract fails to satisfy the 7-pay test if the cumulative amount of premiums paid under the contract at any time during the first seven contract years exceeds the sum of the net level premiums that would have been paid on or before such time had the contract provided for paid-up future benefits after the payment of seven level annual premiums. If a material change in the contract occurs either during the first seven contract years, or later, a new seven-year testing period is begun to determine whether the policy constitutes a MEC. A decrease to the Stated Amount of the Policy may cause a retest under the 7-pay test and could cause your Policy to become a MEC. Tax regulations or other guidance will be needed to fully define those transactions that are material changes.

Any POLICY ISSUED IN EXCHANGE FOR A MEC will be subject to the tax treatment accorded to MECs. However, the Company believes that any policy received in exchange for a life insurance contract that is not a MEC will generally not be treated as a MEC if the face amount of the policy is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the policy to become a MEC.

LOANS AND PARTIAL WITHDRAWALS from, as well as collateral assignments of, policies that are MECs will be treated as distributions to the policy owner for tax purposes. All pre-death distributions (including loans, partial withdrawals and collateral assignments) from MECs will be included in gross income on an income-first basis to the extent of any income in the policy (the contract value less the policy owner's investment in the policy) immediately before the distribution.

The law also imposes an additional 10% TAX ON PRE-DEATH DISTRIBUTIONS (including loans, collateral assignments, partial withdrawals and full surrenders) FROM MECS to the extent they are included in income, unless a specific exception to the penalty applies. The penalty does not apply to amounts which are distributed on or after the date on which the taxpayer attains age 59 1/2, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC (and therefore not taxable at the time of the distribution) could later become taxable as a distribution from a MEC if due to subsequent changes to the Policy, it later becomes a MEC.

For purpose of applying the MEC rules, all MECs that are issued by the Company (or its affiliates) to the same owner during any calendar year will be treated as one MEC contract for purposes of determining the amount includable in the owner's gross income at the time of a distribution from any such contract.

The death benefit of a MEC remains excludable from the gross income of the beneficiary to the extent described above in "Tax Treatment of Policy Benefits." Furthermore, no part of the investment growth of the Contract Value of a MEC is includable in the gross income of the owner unless the contract matures, is distributed or partially surrendered, is pledged, collaterally assigned, or borrowed against, or otherwise terminates with income in the contract prior to death. A full surrender of the MEC after age 59 1/2 will have the same tax consequences as life insurance policies generally as described above in the section entitled "Tax Treatment of Policy Benefits."

Due to the complexity of the MEC tax rules, a policy owner should consult a qualified tax or legal adviser as to the potential MEC consequences before taking any actions with respect to the Policy.

DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

Distributions from a policy that is not classified as a MEC are generally TREATED AS FIRST RECOVERING THE INVESTMENT IN THE POLICY (DESCRIBED BELOW) AND THEN, ONLY AFTER THE RETURN OF ALL SUCH INVESTMENT IN THE POLICY, AS DISTRIBUTING TAXABLE INCOME. An exception to this general rule occurs in the cases of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the policy in the first 15 years after the policy is issued and as a result of that action, a cash distribution to the owner is made by the Company in order for the policy to continue complying with the IRC
Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in IRC Section 7702.

Loans from, or secured by, a policy that is not a MEC are generally not treated as taxable distributions. Instead, such loans are generally treated as indebtedness of the owner. However, the tax consequences of some Policy loans are uncertain. You should consult a tax or legal adviser as to those consequences. Upon a full surrender or lapse of a policy that is not a MEC, or when benefits are paid at such a policy's maturity date, if the amount received plus the amount of indebtedness exceeds the total investment in the policy, the excess generally will be treated as ordinary income subject to tax.

Finally, neither distributions (including distributions upon surrender or lapse) nor loans from or secured by, a policy that is not a MEC, are subject to the 10 percent additional tax previously referred to above regardless of when they are made. Certain changes to the policy may cause the policy to become a MEC. Therefore, a policy owner should consult a tax or legal advisor before effecting any change to a policy that is not a modified endowment contract.

TREATMENT OF LOAN INTEREST

If there is any borrowing under which the Policy is pledged as security or otherwise serves as collateral, the interest paid on loans will generally not be tax deductible.

INVESTMENT IN THE POLICY

Investment in the policy means (i) the aggregate amount of any premiums or other consideration paid for a policy, minus (ii) the aggregate amount received under the Policy which is excluded from the gross income of the owner (except that the amount of any loan from, or secured by, a policy that is a MEC, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a policy that is a MEC to the extent that such amount is included in the gross income of the owner.

BUSINESS USES OF POLICY

Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. In the case of a business owned Policy, the provisions of IRC Section 101(j) may limit the amount of the Death Benefit excludable from gross income unless a specified exception applies and a notice and consent requirement is satisfied, as discussed above. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax or legal adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has recently issued new guidelines on split dollar arrangements. Furthermore there have been recent proposals to restrict the tax advantages of corporate owned life insurance that are currently under considerations by Congress. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax or legal adviser.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to policy owners since the Company is the owner of the assets from which the tax benefits are derived.

                            OTHER TAX CONSIDERATIONS

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The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each Policy Owner or Beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

                               INSURABLE INTEREST

The Policy Owner must have an insurable interest in the life of the Insured in order for the Policy to be valid under applicable state law and for the Policy to be treated as a life insurance policy for federal income tax purposes. State laws on this subject vary widely, but typically require that the Policy Owner have a lawful and substantial economic interest in the continued life of the person insured, which interest must exist at the time the insurance is procured, but not necessarily at the time of the Insured's death. If no recognized insurable interest exists in a given situation, the Policy may be deemed void as against public policy under the state law and not entitled to treatment as a life insurance contract for federal income tax purposes. It is the responsibility of the Policy Owner, not the Company, to determine the existence of insurable interest in the life of the Insured under applicable state law.

                           THE COMPANY'S INCOME TAXES

The Company is taxed as a life insurance company under federal income tax law. Presently, the Company does not expect to incur any income tax on the earnings or the realized capital gains retained to meet the Company's obligations under the Policy. Based on these expectations, no charge is being made currently to the income of the Separate Account for federal income taxes that may be attributable to the Separate Account. However, the Company may assess a charge against the Investment Options for federal income taxes in the event that the Company incurs income or other tax liability attributable to the Separate Account under future tax law.

Under present laws, the Company may incur state and local taxes in certain states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes (including such taxes), if any, attributable to the Separate Account.

                             ALTERNATIVE MINIMUM TAX

Please consult your tax or legal adviser for alternative minimum tax rules as they may impact your Policy.

                           DISTRIBUTION & COMPENSATION

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                                  DISTRIBUTION

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Company has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Policies (e.g., commissions payable to retail broker-dealers who sell the Policies). MLIDC does not retain any fees under the Policies; however, MLIDC may receive 12b-1 fees from the Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Policies but are exempt from registration. Applications for the Policy are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products. The Company intends to offer the Policy in all jurisdictions where it is licensed to do business and where the Policy is approved. The Policies are offered on a continuous basis.

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the Funds of the American Funds Insurance Series available under the Policy for services it provides in marketing the Fund's shares in connection with the Policy.

                                  COMPENSATION

Broker-dealers having selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Policies. Registered representatives who solicit sales of the Policy typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

Compensation paid on the Policies, as well as other incentives or payments, are not assessed as an additional direct charge to Policy owners or the Separate Account. Instead, you indirectly pay for sales and distribution expenses through overall charges and fees assessed under your Policy. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Policy may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or MLIDC may receive from the Funds.

Compensation is a factor in setting pricing under the Policies, and as disclosed in the "Modifications, Reserved Rights and Other Charges" sub-section of this prospectus, the Company has the ability to customize pricing in relation to the compensation payable to distributors for particular cases and the payments anticipated to be received for providing administrative, marketing and other support and services to the Funds.

We generally pay compensation as a percentage of Premium Payments invested in the Policy ("commissions"). In addition, we pay periodic asset-based commission based on all or a portion of the Contract Value. To the extent permitted by FINRA rules and other applicable laws and regulations, MLIDC may pay or allow other promotional incentives or payments in the form of cash or other compensation. The amount and timing of overall compensation, which includes both commissions and the additional compensation as outlined above, may vary depending on the selling and other agreements in place. The additional compensation or reimbursement we pay to certain broker-dealers may be paid in the form of flat fees. However, these payments may be represented as a percentage of expected premium payments. When these additional payments are taken into account, the amount of overall compensation, including both commissions and additional compensation as outlined below, is not expected to exceed 40% of the premium paid in the first Contract Year or 15% of premiums paid in Contract Years 2-4. After Contract Year 4, the maximum compensation will not exceed 10% of premiums paid plus 0.50% of the current Contract Value. The preceding expected maximum overall compensation rates are based on the assumption that the broker-dealers who have selling agreements with MLIDC will have clients that make a certain minimum amount of premium payments over the course of the year. If this assumption proves to be inaccurate, the actual overall compensation rates may be higher than the preceding expected maximum overall compensation rates.

SALE OF VARIABLE LIFE POLICIES BY ENTITIES HAVING OTHER CONTRACTUAL RELATIONSHIPS WITH THE COMPANY. The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more of the Funds which may be offered under the Policies. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers LLC and Met Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Policies.

SALE OF VARIABLE LIFE INSURANCE BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Policies through retail broker-dealers that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Policies is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Policies; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other product issued by non-affiliates.

MetLife registered representatives receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor in determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

PREFERRED DISTRIBUTION ARRANGEMENTS. The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on: aggregate, net or anticipated sales of the Policies; total assets attributable to sales of the Policies by registered representatives of the broker-dealer firm; the length of time that a Policy owner has owned the Policy; meeting certain sales thresholds; and/or actual or anticipated overhead expenses incurred by the broker-dealer firms in offering the Policies and other variable insurance products offered by the Company or its affiliates. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representative to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc., as well as with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates New England Securities Corporation, MetLife Securities, Inc. and Walnut Street Securities, Inc. See the Statement of Additional Information -- "UNDERWRITING AND DISTRIBUTION AGREEMENTS" for a list of the broker-dealer firms that received such compensation during 2007, as well as the range of additional compensation paid.

                            OTHER POLICY INFORMATION

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                              VALUATION AND PAYMENT

You may send your written requests for payment to our Administrative Office. We ordinarily pay any proceeds, loan amounts, or surrender or partial surrender proceeds in a lump sum within seven days after receipt at our Administrative Office of all the documents required for such a payment. Other than the Death Benefit proceeds, which we determine as of the date of the Insured's death, the amount we pay is as of the end of the Valuation Period during which our Administrative Office receives all required documents. We may pay our Death Benefit proceeds in a lump sum or under an optional payment plan.

               SUSPENSION OF VALUATION AND POSTPONEMENT OF PAYMENT

We reserve the right to suspend valuation and postpone payment of any surrender, partial surrender, policy loan, or death benefit proceeds that involves a determination of Contract Value in the Separate Account in any case whenever:

     (1) the New York Stock Exchange or any stock exchange in which an Investment Option invests is closed (except for customary weekend and holiday closings) or trading on the New York Stock Exchange or other stock exchange is restricted as determined by the SEC or equivalent authority; or

     (2) the SEC has determined that a state of emergency exists so that valuation of the assets in an Investment Option or disposal of securities is not reasonably practicable.

Allocations and transfers to, and deductions and transfers from, an Investment Option may be postponed as described in (1) and (2) above. We reserve the right to suspend or postpone the date of any payment of any benefit or values (including the payments of cash surrenders and policy loans) for up to six months when Contract Value is being withdrawn from the Fixed Account.

We may also withhold payment of proceeds, loan amounts, or surrenders or partial surrender proceeds if any portion of those proceeds would be derived from a Policy Owner's check or pre-authorized checking account deduction that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Policy Owner's check or pre-authorized checking account deduction has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Policy Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

                                POLICY STATEMENTS

We will maintain all records relating to the Separate Account, the Investment Options and the Fixed Account. At least once each Policy Year, we will send you a statement showing:

     -    the Contract Value, Stated Amount and Amount Insured;

     -    the date and amount of each Premium Payment;

     -    the date and amount of each Monthly Deduction;

     - the amount of any Outstanding Loan as of the date of the statement, and the amount of any loan interest charged on the Loan Account;

     -    the date and amount of any partial surrenders;

     -    the annualized cost of any Riders purchased under the Policy; and

     - a reconciliation since the last report of any change in Contract Value and Cash Surrender Value.

We will also send any other reports required by any applicable state or federal laws or regulations.

                LIMITS ON RIGHT TO CONTEST AND SUICIDE EXCLUSION

The Company may not contest the validity of the Policy after it has been in effect during the Insured's lifetime for two years from the Issue Date. Subject to state law, if the Policy is reinstated, the two-year period will be measured from the date of reinstatement. Each requested increase in Stated Amount is contestable for two years from its effective date (subject to state law). In addition, if the Insured commits suicide during the two-year period following issue while sane or insane (subject to state law) the Death Benefit will be limited to the premiums paid less (i) the amount of any partial surrender and
(ii) the amount of any Outstanding Loan. During the two-year period following an increase, the portion of the Death Benefit attributable to the increase in the case of suicide will be limited to an amount equal to the Deduction Amount paid for such increase (subject to state law) and if the policy is reinstated, the two year period will be measured from the date of reinstatement.

                         MISSTATEMENT AS TO SEX AND AGE

If there has been a misstatement with regard to sex or age, benefits payable will be adjusted to what the Policy would have provided with the corrected information. You may file proof of age at any time at our Administrative Office.

                                 POLICY CHANGES

At any time, we may make such changes to your Policy as are necessary to assure compliance with the definition of life insurance prescribed in the Code. We may amend your Policy to conform with any law or regulation issued by any government agency to which it is subject. Only our officers have the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms. Each endorsement, amendment, or rider must be signed by an officer of the Company to be valid. As required by law, we will notify you of any Policy changes.

Once the Policy is issued, you may make certain changes. Some of these changes will not require additional underwriting approval; some changes will. Certain requests must be made in writing, as indicated below:

WRITTEN CHANGES REQUIRING UNDERWRITING APPROVAL:

     -    increases in the Stated Amount of insurance

WRITTEN CHANGES NOT REQUIRING UNDERWRITING APPROVAL:

     -    decreases in the Stated Amount of insurance

     -    changing the Death Benefit option

     -    changes to the way your Premiums Payments are allocated

     -    changing the Beneficiary (unless irrevocably named)

Written requests for changes may be sent to the Company at our Administrative Office.

                     RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Policy Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Policy to government regulators.

                                LEGAL PROCEEDINGS

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In the ordinary course of business, the Company, similar to other insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect on the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the applicable Policy.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

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The financial statements of each of the Investment Options of MetLife of CT Fund UL III for Variable Life Insurance included in this Prospectus have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.

                              FINANCIAL STATEMENTS

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The financial statements of the Separate Account, MetLife of CT Fund UL III for Variable Life Insurance, are attached to this prospectus. The financial statements of the Company are in the Statement of Additional Information. The financial statements of the Company should be considered only as bearing upon its ability to meet its obligations under the Policies.

                                   APPENDIX A

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                GLOSSARY OF TERMS USED THROUGHOUT THIS PROSPECTUS

ACCUMULATION UNIT -- a standard of measurement used to calculate the value of the Investment Options.

ADMINISTRATIVE OFFICE -- the administrative office of the Company located at Specialized Benefit Resources, 485-B Rt. One South, 4(th) Floor, Iselin, NJ 08830, or other location designated by the Company in writing.

AGE -- the Insured's age as of his or her last birthday on the Policy Date.

AMOUNT INSURED -- Under Option 1, the Amount Insured will be equal to the Stated Amount of the Policy or, if greater, a specified multiple of Contract Value (the "Minimum Amount Insured"). Under Option 2 the Amount Insured will be equal to the Stated Amount of the Policy plus the Contract Value (determined as of the date of the Insured's death) or, if greater, the Minimum Amount Insured. Under Option 3, the Amount Insured will generally be equal to the Stated Amount of the Policy, plus Premium Payments minus any partial surrender accumulated at the interest rate shown on the Policy Summary; or, if greater, the Minimum Amount Insured.

ANDESA SERVICES, INC. -- the third party administrator for this product, located at 3435 Winchester Road, Suite 401, Allentown, PA, 18104-2351.

BENEFICIARY (IES) -- the person(s) named to receive the Death Benefit of this Policy after the death of the Insured.

CASE -- a grouping of one or more Policies connected by a non-arbitrary factor. Every Policy issued will be part of a Case. Each Case will have one Policy Owner.

CASH SURRENDER VALUE -- the Contract Value less any Outstanding Loans.

CODE -- the Internal Revenue Code.

COMPANY (ISSUING COMPANY) -- MetLife Insurance Company of Connecticut

CONTRACT VALUE -- the sum of the accumulated value held in the Investment Options plus the Loan Account value and the Fixed Account value attributable to the Policy.

COST OF INSURANCE CHARGE -- a charge that reflects the anticipated mortality of the Insured.

COVERAGE AMOUNT -- the Amount Insured less the Contract Value.

DEATH BENEFIT -- the amount payable to the Beneficiary if this Policy is in force upon the death of the Insured.

DEDUCTION DATE (OR DAY) -- the day in each Policy Month on which the Monthly Deduction Amount is deducted from the Policy's Contract Value.

FIXED ACCOUNT -- part of the General Account of the Company.

FUND -- see Mutual Fund.

GENERAL ACCOUNT -- an account that consists of the Company's assets other than those held in any separate account.

HOME OFFICE -- the home office of the Company located at One Cityplace, 185 Asylum Street, Hartford, Connecticut 06103-3415.

INITIAL PREMIUM PAYMENT -- the first Premium Payment made under the Policy.

INSURANCE COMPANY -- MetLife Insurance Company of Connecticut.

INSURANCE RISK -- is equal to the Coverage Amount.

INSURED -- the person whose life is insured under the Policy.

INVESTMENT OPTIONS -- the segments of the Separate Account to which you may allocate Premium Payments or Contract Value. Each Investment Option invests directly in a corresponding Mutual Fund.

INVESTMENT OPTION DEDUCTION -- the charge we deduct from each Investment Option to cover our mortality and expenses risk charges and administrative charges. It is shown on the Policy Summary.

ISSUE DATE -- the date on which the Company issues the Policy for delivery to the Policy Owner.

ISSUING COMPANY -- MetLife Insurance Company of Connecticut.

LOAN ACCOUNT -- an account in the Company's General Account to which we transfer the amount of any Policy Loan, and to which we credit a fixed rate of interest.

MATURITY BENEFIT -- an amount equal to the Policy's Contract Value, less any Outstanding Loan or unpaid Monthly Deduction Amount or amounts payable to an assignee, payable to the Policy Owner if the Insured is living on the Maturity Date.

MATURITY DATE -- the anniversary of the Policy Date on which the Insured is age 100.

MINIMUM AMOUNT INSURED -- the amount of Death Benefit required for this Policy to qualify as life insurance under federal tax law. It is a stated percentage of Contract Value determined as of the first day of the Policy Month and is shown in the Policy Summary.

MONTHLY DEDUCTION AMOUNT -- the amount of charges deducted from the Policy's Contract Value, which includes cost of insurance charges, administrative charges, and any charges for benefits associated with any Rider(s).

MUTUAL FUND (OR FUND) -- a registered open-end management investment company or a series thereof that corresponds to an Investment Option. Each Investment Option invests directly in a Mutual Fund of the same name.

NET AMOUNT AT RISK (Coverage Amount) -- the Death Benefit minus the Contract Value at the beginning of each Policy Month.

NET PREMIUM PAYMENT -- the amount of each Premium Payment, minus the deduction of any sales expense charges, Premium Taxes or Deferred Acquisition Cost Charges as shown on the Policy Summary.

OUTSTANDING LOAN -- the amount owed the Company as a result of policy loans including both principal and accrued interest.

PLANNED PREMIUM -- the amount of premium which the Policy Owner chooses to pay to the Company on a scheduled basis, and for which the Company will bill the Policy Owner.

POLICY --Corporate Owned Variable Universal Life Insurance -- Series 2, a corporate owned variable flexible premium life insurance policy.

POLICY ANNIVERSARY -- an anniversary of the Policy Date.

POLICY DATE -- the date from which we begin charging the Monthly Deduction Amount and used to determine administrative transactions on the Policy (e.g. Deduction Days, Policy Years) -- shown on the Policy Summary.

POLICY MONTH -- twelve one-month periods during the Policy Year, each of which begins on the Policy Date or the Deduction Day.

POLICY OWNER(S) (YOU, YOUR OR OWNER) -- the person(s) having rights to benefits under the Policy during the lifetime of the Insured; the Policy Owner may or may not be the Insured.

POLICY YEARS -- each successive twelve-month period; the first beginning with the Policy Date.

PREMIUM PAYMENT -- the amounts you send us to be applied to your Policy.

RIDERS -- supplemental insurance benefits offered under the Policy.

SEPARATE ACCOUNT -- assets set aside by the Company, the investment performance of which is kept separate from that of other assets of the Company.

STATED AMOUNT -- the amount selected by the Policy Owner used to determine the Death Benefit, which may be increased or decreased as described in the Policy.

UNDERWRITING PERIOD -- the time period from when we receive a completed application until the Issue Date.

VALUATION DATE -- a day on which the Separate Account is valued. A Valuation Date is any day on which the New York Stock Exchange is open for trading. The value of Accumulation Units will be determined as of the close of trading on the New York Stock Exchange.

VALUATION PERIOD -- the period between the close of business on successive Valuation Dates.

WE, US, OUR -- MetLife Insurance Company of Connecticut.

YOU, YOUR -- the owner(s) of the Policy.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX B

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                     ADDITIONAL INFORMATION REGARDING FUNDS

Some of the Funds listed below were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Funds, and, where applicable, the former name and new name of the trust of which the Fund is part.

FUND NAME CHANGES

                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Neuberger Berman Real Estate                   Clarion Global Real Estate
     Portfolio -- Class A                           Portfolio -- Class A


FUND MERGERS/REORGANIZATIONS
The following former Funds were merged with and into the new Funds.

                 FORMER FUND                                      NEW FUND
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Batterymarch Mid-Cap Stock                     Lazard Mid Cap Portfolio -- Class A
     Portfolio -- Class A
MET INVESTORS SERIES TRUST                     METROPOLITAN SERIES FUND, INC.
  MFS(R) Value Portfolio -- Class A              MFS(R) Value Portfolio -- Class A


FUND SUBSTITUTIONS
The following new Funds were substituted for the former Funds.

                 FORMER FUND                                      NEW FUND
---------------------------------------------  ---------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST      METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Government        Western Asset Management U.S. Government
     Portfolio -- Class I                           Portfolio -- Class A

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

                   TARGET PREMIUM PER $1,000 OF STATED AMOUNT

      ALL UNDERWRITING CLASSES STANDARD AND PREFERRED SMOKER AND NON-SMOKER

                  FOR POLICIES WITH AN ISSUE DATE BEFORE 1/1/09

AGE         MALE          FEMALE         UNISEX
---      ---------      ---------      ---------
 20       25.49885       21.35312       24.67777
 21       26.25533       22.05852       25.42278
 22       27.04281       22.79038       26.19845
 23       27.86586       23.54970       27.00937
 24       28.72917       24.33773       27.85695
 25       29.63486       25.15422       28.74463
 26       30.58643       26.00205       29.67441
 27       31.58335       26.88113       30.64690
 28       32.62452       27.79141       31.66258
 29       33.71079       28.73438       32.72066
 30       34.84316       29.71150       33.82174
 31       36.02088       30.72326       34.96677
 32       37.24380       31.77143       36.15529
 33       38.51130       32.85823       37.38654
 34       39.82501       33.98300       38.66183
 35       41.18470       35.14808       39.98270
 36       42.59063       36.35310       41.34755
 37       44.04142       37.59596       42.75638
 38       45.53736       38.87592       44.20922
 39       47.07884       40.19069       45.70492
 40       48.66485       41.53957       47.24193
 41       50.29448       42.92135       48.82045
 42       51.96862       44.33684       50.44101
 43       53.68801       45.78699       52.10416
 44       55.45241       47.27608       53.81251
 45       57.26368       48.80417       55.56579
 46       59.12431       50.37449       57.36606
 47       61.03580       51.99103       59.21574
 48       63.00258       53.65371       61.11856
 49       65.02827       55.36365       63.07747
 50       67.11449       57.12257       65.09434
 51       69.26320       58.93024       67.16829
 52       71.47047       60.78640       69.29887
 53       73.73607       62.68726       71.48414
 54       76.05516       64.63067       73.71929
 55       78.42689       66.61974       76.00345
 56       80.85354       68.65902       78.34017
 57       83.34160       70.75893       80.73560

AGE         MALE          FEMALE         UNISEX
---      ---------      ---------      ---------

 58       85.90006       72.93427       83.20014
 59       88.53960       75.19989       85.74576
 60       91.26869       77.56483       88.37912
 61       94.09169       80.03119       91.10324
 62       97.00755       82.59477       93.91915
 63      100.01297       85.23864       96.81869
 64      103.10493       87.94870       99.79450
 65      106.28342       90.71791      102.84656
 66      109.56101       93.55528      105.98510
 67      112.96034       96.48236      109.23156
 68      116.51614       99.53950      112.62104
 69      120.26554      102.77254      116.19089
 70      124.23658      106.21512      119.96965
 71      128.44465      109.89099      123.97439
 72      132.88796      113.80393      128.20151
 73      137.54435      117.93734      132.63054
 74      142.38323      122.27404      137.23573
 75      147.39278      126.80803      142.00609
 76      152.58944      131.55967      146.95678
 77      158.02373      136.57999      152.13912
 78      163.78802      141.95257      157.64536
 79      169.99253      147.77602      163.58178
 80      176.72991      154.13846      170.04077

                   TARGET PREMIUM PER $1,000 OF STATED AMOUNT

      ALL UNDERWRITING CLASSES STANDARD AND PREFERRED SMOKER AND NON-SMOKER

               FOR POLICIES WITH AN ISSUE DATE ON OR AFTER 1/1/09

                          (IF AVAILABLE IN YOUR STATE)

AGE         MALE          FEMALE         UNISEX
---      ---------      ---------      ---------
 20       20.75046       17.76811       20.15660
 21       21.43931       18.41151       20.83692
 22       22.15540       19.07822       21.54229
 23       22.89985       19.77061       22.27547
 24       23.67203       20.49002       23.03759
 25       24.47303       21.23587       23.82807
 26       25.30237       22.00956       24.64648
 27       26.15803       22.81058       25.49061
 28       27.04391       23.64019       26.36478
 29       27.96810       24.49974       27.27515
 30       28.93223       25.39050       28.22519
 31       29.93846       26.31420       29.21513
 32       30.98879       27.26929       30.24699
 33       32.08244       28.25862       31.31966
 34       33.21998       29.28066       32.43372
 35       34.40231       30.33542       33.58984
 36       35.62875       31.42269       34.78864
 37       36.89887       32.54581       36.02937
 38       38.21380       33.70666       37.31331
 39       39.57333       34.90869       38.64156
 40       40.98082       36.15456       40.01542
 41       42.43483       37.44393       41.43655
 42       43.93497       38.77792       42.90320
 43       45.47934       40.15795       44.41354
 44       47.06408       41.58437       45.96532
 45       48.68721       43.05748       47.55816
 46       50.35153       44.57635       49.19205
 47       52.05909       46.14015       50.86933
 48       53.82129       47.74978       52.60081
 49       55.65264       49.40329       54.39601
 50       57.55331       51.10045       56.25603
 51       59.52395       52.84293       58.18077
 52       61.56006       54.62786       60.16500
 53       63.65497       56.45561       62.20607
 54       65.80535       58.32662       64.29880
 55       68.00239       60.24140       66.43654
 56       70.24448       62.19765       68.61843
 57       72.53540       64.19326       70.84671
 58       74.89684       66.22932       73.13829
 59       77.34745       68.30904       75.50944
 60       79.88828       70.43886       77.96041

AGE         MALE          FEMALE         UNISEX
---      ---------      ---------      ---------

 61       82.50695       72.62267       80.48453
 62       85.18613       74.86294       83.06646
 63       87.90817       77.16453       85.69409
 64       90.67166       79.53113       88.36535
 65       93.48089       81.96817       91.08574
 66       96.35338       84.48046       93.86943
 67       99.31975       87.07340       96.74203
 68      102.40600       89.75142       99.72414
 69      105.64164       92.52270      102.84177
 70      109.04977       95.39222      106.11045
 71      112.63969       98.36063      109.53631
 72      116.38886      101.42742      113.10176
 73      120.28963      104.60168      116.80131
 74      124.39784      107.89189      120.67888
 75      128.76831      111.31764      124.77812
 76      133.45523      114.90649      129.14242
 77      138.49658      118.69317      133.80624
 78      143.89584      122.71355      138.77520
 79      149.64681      127.01309      144.04965
 80      155.77273      131.63730      149.65179

                                   APPENDIX D

--------------------------------------------------------------------------------

                      CASH VALUE ACCUMULATION TEST FACTORS

                  FOR POLICIES WITH AN ISSUE DATE BEFORE 1/1/09

ATTAINED AGE        MALE         FEMALE        UNISEX
------------      --------      --------      --------
     20           650.382%      752.585%      652.354%
     21           631.595%      728.564%      633.208%
     22           613.140%      705.215%      614.420%
     23           594.964%      682.528%      595.936%
     24           577.030%      660.486%      577.772%
     25           559.356%      639.105%      559.912%
     26           541.942%      618.334%      542.370%
     27           524.848%      598.185%      525.182%
     28           508.131%      578.667%      508.379%
     29           491.793%      559.756%      492.001%
     30           475.888%      541.434%      476.063%
     31           460.427%      523.698%      460.573%
     32           445.428%      506.528%      445.551%
     33           430.905%      489.902%      431.013%
     34           416.851%      473.833%      416.951%
     35           403.270%      458.298%      403.356%
     36           390.162%      443.304%      390.241%
     37           377.531%      428.865%      377.601%
     38           365.369%      414.977%      365.429%
     39           353.664%      401.642%      353.723%
     40           342.412%      388.845%      342.478%
     41           331.603%      376.570%      331.677%
     42           321.219%      364.789%      321.303%
     43           311.242%      353.475%      311.338%
     44           301.660%      342.586%      301.758%
     45           292.453%      332.107%      292.551%
     46           283.601%      322.011%      283.699%
     47           275.092%      312.271%      275.185%
     48           266.906%      302.881%      266.992%
     49           259.029%      293.830%      259.107%
     50           251.455%      285.103%      251.520%
     51           244.174%      276.692%      244.229%
     52           237.189%      268.587%      237.227%
     53           230.493%      260.787%      230.511%
     54           224.084%      253.281%      224.084%
     55           217.953%      246.049%      217.953%
     56           212.086%      239.072%      212.086%
     57           206.467%      232.323%      206.467%
     58           201.081%      225.780%      201.081%
     59           195.912%      219.426%      195.912%
     60           190.952%      213.258%      190.952%

ATTAINED AGE        MALE         FEMALE        UNISEX
------------      --------      --------      --------

     61           186.198%      207.286%      186.198%
     62           181.649%      201.522%      181.649%
     63           177.304%      195.985%      177.304%
     64           173.162%      190.686%      173.162%
     65           169.217%      185.621%      169.217%
     66           165.459%      180.774%      165.459%
     67           161.873%      176.122%      161.873%
     68           158.445%      171.640%      158.445%
     69           155.165%      167.310%      155.165%
     70           152.031%      163.129%      152.031%
     71           149.042%      159.103%      149.042%
     72           146.204%      155.248%      146.204%
     73           143.525%      151.581%      143.525%
     74           141.009%      148.115%      141.009%
     75           144.354%      144.850%      144.354%
     76           142.053%      142.053%      142.053%
     77           139.890%      139.890%      139.890%
     78           137.843%      137.843%      137.843%
     79           135.897%      135.897%      135.897%
     80           134.309%      134.309%      134.309%
     81           132.542%      132.542%      132.542%
     82           130.872%      130.872%      130.872%
     83           129.306%      129.306%      129.306%
     84           127.850%      127.850%      127.850%
     85           121.504%      121.504%      121.504%
     86           120.301%      120.301%      120.301%
     87           119.177%      119.177%      119.177%
     88           118.113%      118.113%      118.113%
     89           117.090%      117.090%      117.090%
     90           116.088%      116.088%      116.088%
     91           115.082%      115.082%      115.082%
     92           114.047%      114.047%      114.047%
     93           112.952%      112.952%      112.952%
     94           111.772%      111.772%      111.772%
     95           110.499%      110.499%      110.499%
     96           109.159%      109.159%      109.159%
     97           107.842%      107.842%      107.842%
     98           106.841%      106.841%      106.841%
     99           105.914%      105.914%      105.914%

                      CASH VALUE ACCUMULATION TEST FACTORS

               FOR POLICIES WITH AN ISSUE DATE ON OR AFTER 1/1/09

                          (IF AVAILABLE IN YOUR STATE)

ATTAINED AGE        MALE         FEMALE        UNISEX
------------      --------      --------      --------
     20           796.856%      902.894%      796.856%
     21           770.878%      871.381%      770.878%
     22           745.677%      840.968%      745.677%
     23           721.181%      811.562%      721.181%
     24           697.376%      783.122%      697.376%
     25           674.290%      755.675%      674.290%
     26           651.938%      729.176%      651.938%
     27           630.362%      703.635%      630.362%
     28           609.463%      679.010%      609.463%
     29           589.127%      655.262%      589.127%
     30           569.320%      632.357%      569.320%
     31           550.066%      610.257%      550.066%
     32           531.358%      588.984%      531.358%
     33           513.231%      568.474%      513.231%
     34           495.687%      548.742%      495.687%
     35           478.726%      529.769%      478.726%
     36           462.344%      511.538%      462.344%
     37           446.549%      493.984%      446.549%
     38           431.325%      477.072%      431.325%
     39           416.657%      460.756%      416.657%
     40           402.531%      445.006%      402.531%
     41           388.928%      429.826%      388.928%
     42           375.852%      415.200%      375.852%
     43           363.297%      401.115%      363.297%
     44           351.258%      387.562%      351.258%
     45           339.716%      374.532%      339.716%
     46           328.651%      362.023%      328.651%
     47           318.032%      350.027%      318.032%
     48           307.803%      338.525%      307.803%
     49           297.926%      327.511%      297.926%
     50           288.403%      316.969%      288.403%
     51           279.237%      306.875%      279.237%
     52           270.441%      297.224%      270.441%
     53           262.012%      287.995%      262.012%
     54           253.952%      279.168%      253.952%
     55           246.259%      270.721%      246.259%
     56           238.921%      262.644%      238.921%
     57           231.917%      254.922%      231.917%
     58           225.204%      247.535%      225.204%
     59           218.752%      240.457%      218.752%
     60           212.561%      233.663%      212.561%

ATTAINED AGE        MALE         FEMALE        UNISEX
------------      --------      --------      --------

     61           206.635%      227.134%      206.635%
     62           200.988%      220.859%      200.988%
     63           195.616%      214.823%      195.616%
     64           190.506%      209.017%      190.506%
     65           185.637%      203.431%      185.637%
     66           180.985%      198.056%      180.985%
     67           176.526%      192.887%      176.526%
     68           172.243%      187.918%      172.243%
     69           168.122%      183.143%      168.122%
     70           164.158%      178.556%      164.158%
     71           160.357%      174.158%      160.357%
     72           156.733%      169.949%      156.733%
     73           153.291%      165.919%      153.291%
     74           150.012%      162.063%      150.012%
     75           146.885%      158.372%      146.885%
     76           155.141%      155.141%      155.141%
     77           152.556%      152.556%      152.556%
     78           150.067%      150.067%      150.067%
     79           147.665%      147.665%      147.665%
     80           145.630%      145.630%      145.630%
     81           143.404%      143.404%      143.404%
     82           141.307%      141.307%      141.307%
     83           139.321%      139.321%      139.321%
     84           137.428%      137.428%      137.428%
     85           130.271%      130.271%      130.271%
     86           128.604%      128.604%      128.604%
     87           127.012%      127.012%      127.012%
     88           125.528%      125.528%      125.528%
     89           124.135%      124.135%      124.135%
     90           122.791%      122.791%      122.791%
     91           121.378%      121.378%      121.378%
     92           119.851%      119.851%      119.851%
     93           118.274%      118.274%      118.274%
     94           116.681%      116.681%      116.681%
     95           115.085%      115.085%      115.085%
     96           113.438%      113.438%      113.438%
     97           111.634%      111.634%      111.634%
     98           109.478%      109.478%      109.478%
     99           106.779%      106.779%      106.779%

                                   APPENDIX E

--------------------------------------------------------------------------------

                           HYPOTHETICAL ILLUSTRATIONS

The tables in this Appendix are hypothetical illustrations that are intended to illustrate how the Policy's Contract Value, Cash Surrender Value and Death Benefit change over time based on a representative Insured's age and rating classification as well as a representative Premium Payment pattern. Each illustration assumes that all Premium Payments are invested in the Investment Options and corresponding Funds, and none is invested in the Fixed Account. Each illustration assumes gross rates of returns for the Funds, before deduction of Fund charges, of 0%, 6% and 10%. Each illustration shows Death Benefit Option 1, the Level Option.

The first and second table (one for Policies with an Issue Date before 1/1/09 and one for Policies with an Issue Date on or after 1/1/09) assume that the maximum Guaranteed Cost of Insurance Rates and Policy Administrative Expense charge allowable under the Policy are charged in all years. These tables also reflect the deduction of an arithmetic average of Fund expenses and the maximum guaranteed (i) Front-End Sales Expense Charges and (ii) Mortality and Expense Risk Charge.

The third and fourth tables (one for Policies with an Issue Date before 1/1/09 and one for Policies with an Issue Date after 1/1/09) assume that the current Cost of Insurance Rates and Policy Administrative Expense charge are charged in all years. These tables also reflect the deduction of an arithmetic average of Fund expenses and the maximum guaranteed (i) Front-End Sales Expense Charges and
(ii) Mortality and Expense Risk Charge.

The Cost of Insurance Rates charged varies by age, sex and underwriting classification. The Policy Administrative Expense Charge is a flat dollar amount. Both charges are deducted monthly on a pro rata basis from each of the Investment Options.

The Mortality and Expense risk charge is deducted daily from the unloaned portion of the Cash Value.

The values also reflect the deduction from Premium Payments of the Front-End Sales Expense Charge.

The charge for Fund expenses reflected in the illustrations assumes that Cash Value is allocated equally among all Investment Options and is an arithmetic average of investment advisory fees and other expenses charged by each of the available Funds during the most recent calendar year. The Fund expenses used do not reflect any expense reimbursement or fee waiver arrangements that may be in effect (and may be shown in the prospectus -- Fund Charges and Expenses). If the expense reimbursement or fee waiver arrangements were reflected, values shown in the illustrations may be higher. The actual charges under a Policy for expenses of the Funds will vary from year to year and will depend on the actual allocation of Cash Value and may be higher or lower than those illustrated.

After deduction of the Fund expenses and Mortality and Expense Risk Charge, the illustrated gross annual investment rates of return of 0%, 6% and 10% correspond to approximate net annual rates of -1.35%, 4.65% and 8.65%, respectively, on a current basis, and to approximate net annual rates of -1.60%, 4.40%, and 8.40%, respectively, on a guaranteed basis. These approximate net annual rates of return do not reflect the deduction of the cost of Insurance Charge and the Policy Administrative Expense Charge.

The illustrations do not reflect any charges for federal income taxes against the Separate Account since the Company is not currently deducting such charges from Fund UL III. However, such charges may be made in the future, and in that event, the gross annual investment rates of return would have to exceed 0%, 6% and 10% by an amount sufficient to cover the tax charges in order to produce the Death Benefits, Contract Values and Cash Surrender Values illustrated.

Policy values would be different (either higher or lower) from the illustrated amounts in certain circumstances. For example, illustrated amounts would be different where actual gross rates of return averaged 0%, 6%, or 10%, but (i) the rates of return varied above and below these averages during the period,
(ii) Premium Payments were paid in other amounts or at other than annual intervals, or (iii) cash values were allocated differently among individual Investment Options with varying rates of return. They would also differ if a policy loan or partial withdrawal were made during the period of time illustrated, if the Insured were female or in another rating classification, if a different Death Benefit Option had been selected, or if the Policies were issued in situations where distinctions between male and female Insureds are not permitted. If actual gross rates of return on the Funds are higher or lower than those assumed in these illustrations, and/or if the actual current charges are higher or lower than those assumed in these illustrations, the actual results (Death Benefit, Contract Value, and Cash Surrender Value) will differ from the illustrated results.

Where required by law or upon request, the Company, through its agent, will provide you a personalized illustration based upon the proposed Insured's age, sex, underwriting classification, the specified insurance benefits, and the premium requested. The illustration will show the weighted average Fund expenses, arithmetic average Fund expenses and/or the actual Fund expenses depending on what you request. An explanation of how the Fund expenses are calculated will appear on the illustration. The hypothetical gross annual investment return assumed in such an illustration would not exceed 10%.

          CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE -- SERIES 2
                 FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE POLICY
                           LEVEL DEATH BENEFIT OPTION
HYPOTHETICAL ILLUSTRATION WITH GUARANTEED CHARGES FOR POLICIES WITH AN ISSUE
                             DATE BEFORE 01/01/2009

UNISEX ISSUE AGE 47                                                                TOTAL FACE AMOUNT:            367,156
GUARANTEED ISSUE, NON-SMOKER                                                       BASE FACE AMOUNT:             367,156
ANNUAL PREMIUM: $15,819                                                            TERM FACE AMOUNT:                   0



      ANNUAL       TOTAL                   0%                          6%                            10%
     PREMIUM     PREMIUMS     CONTRACT SURRENDER   DEATH  CONTRACT SURRENDER   DEATH   CONTRACT   SURRENDER    DEATH
YEAR  OUTLAY WITH 5% INTEREST   VALUE    VALUE    BENEFIT   VALUE    VALUE    BENEFIT    VALUE      VALUE     BENEFIT
---- ------- ---------------- -------- --------- -------- -------- --------- -------- ---------- ---------- ----------
  1  $15,819       $16,610     $11,734  $11,734  $367,156  $12,507   $12,507 $367,156    $13,023    $13,023   $367,156
  2  $15,819       $34,050     $23,201  $23,201  $367,156  $25,489   $25,489 $367,156    $27,068    $27,068   $367,156
  3  $15,819       $52,363     $34,401  $34,401  $367,156  $38,968   $38,968 $367,156    $42,226    $42,226   $367,156
  4  $15,819       $71,591     $45,326  $45,326  $367,156  $52,962   $52,962 $367,156    $58,592    $58,592   $367,156
  5  $15,819       $91,780     $55,972  $55,972  $367,156  $67,493   $67,493 $367,156    $76,276    $76,276   $367,156
  6  $15,819      $112,979     $66,334  $66,334  $367,156  $82,585   $82,585 $367,156    $95,399    $95,399   $367,156
  7  $15,819      $135,238     $76,399  $76,399  $367,156  $98,263   $98,263 $367,156   $116,097   $116,097   $367,156
  8       $0      $142,000     $72,339  $72,339  $367,156  $99,892   $99,892 $367,156   $123,298   $123,298   $367,156
  9       $0      $149,100     $68,054  $68,054  $367,156 $101,375  $101,375 $367,156   $130,962   $130,962   $367,156
 10       $0      $156,555     $63,522  $63,522  $367,156 $102,692  $102,692 $367,156   $139,135   $139,135   $367,156
 15       $0      $199,809     $36,161  $36,161  $367,156 $105,876  $105,876 $367,156   $189,681   $189,681   $367,156
 20       $0      $255,012          $0       $0        $0  $97,914   $97,914 $367,156   $261,162   $261,162   $422,750
 25       $0      $325,467          $0       $0        $0  $66,074   $66,074 $367,156   $355,615   $355,615   $519,924
 30       $0      $415,388          $0       $0        $0       $0        $0       $0   $471,899   $471,899   $660,137
 35       $0      $530,152          $0       $0        $0       $0        $0       $0   $603,404   $603,404   $789,685
 40       $0      $676,623          $0       $0        $0       $0        $0       $0   $755,805   $755,805   $900,743
 45       $0      $863,561          $0       $0        $0       $0        $0       $0   $942,601   $942,601 $1,075,010
 50       $0    $1,102,148          $0       $0        $0       $0        $0       $0 $1,155,215 $1,155,215 $1,245,806
 53       $0    $1,339,667          $0       $0        $0       $0        $0       $0 $1,252,355 $1,252,355 $1,252,355


These hypothetical rates of returns are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 10% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

          CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE -- SERIES 2
                 FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE POLICY
                           LEVEL DEATH BENEFIT OPTION
HYPOTHETICAL ILLUSTRATION WITH GUARANTEED CHARGES FOR POLICIES WITH AN ISSUE
                                DATE ON OR AFTER
                                   01/01/2009

UNISEX ISSUE AGE 47                                                                TOTAL FACE AMOUNT:            410,990
GUARANTEED ISSUE, NON-SMOKER                                                       BASE FACE AMOUNT:             410,990
ANNUAL PREMIUM: $15,819                                                            TERM FACE AMOUNT:                   0



      ANNUAL       TOTAL                   0%                          6%                            10%
     PREMIUM     PREMIUMS     CONTRACT SURRENDER   DEATH  CONTRACT SURRENDER   DEATH   CONTRACT   SURRENDER    DEATH
YEAR  OUTLAY WITH 5% INTEREST   VALUE    VALUE    BENEFIT   VALUE    VALUE    BENEFIT    VALUE      VALUE     BENEFIT
---- ------- ---------------- -------- --------- -------- -------- --------- -------- ---------- ---------- ----------
  1  $15,819       $16,610     $12,371  $12,371  $410,990  $13,164   $13,164 $410,990    $13,693    $13,693   $410,990
  2  $15,819       $34,050     $24,508  $24,508  $410,990  $26,874   $26,874 $410,990    $28,506    $28,506   $410,990
  3  $15,819       $52,363     $36,406  $36,406  $410,990  $41,148   $41,148 $410,990    $44,527    $44,527   $410,990
  4  $15,819       $71,591     $48,053  $48,053  $410,990  $56,000   $56,000 $410,990    $61,852    $61,852   $410,990
  5  $15,819       $91,780     $59,432  $59,432  $410,990  $71,438   $71,438 $410,990    $80,578    $80,578   $410,990
  6  $15,819      $112,979     $70,534  $70,534  $410,990  $87,482   $87,482 $410,990   $100,822   $100,822   $410,990
  7  $15,819      $135,238     $81,346  $81,346  $410,990 $104,151  $104,151 $410,990   $122,715   $122,715   $410,990
  8       $0      $142,000     $78,077  $78,077  $410,990 $106,849  $106,849 $410,990   $131,225   $131,225   $410,990
  9       $0      $149,100     $74,625  $74,625  $410,990 $109,480  $109,480 $410,990   $140,313   $140,313   $410,990
 10       $0      $156,555     $70,971  $70,971  $410,990 $112,027  $112,027 $410,990   $150,032   $150,032   $410,990
 15       $0      $199,809     $49,300  $49,300  $410,990 $123,293  $123,293 $410,990   $210,721   $210,721   $423,524
 20       $0      $255,012     $17,267  $17,267  $410,990 $128,316  $128,316 $410,990   $294,439   $294,439   $519,761
 25       $0      $325,467          $0       $0        $0 $121,278  $121,278 $410,990   $407,254   $407,254   $638,300
 30       $0      $415,388          $0       $0        $0  $85,782   $85,782 $410,990   $553,178   $553,178   $843,904
 35       $0      $530,152          $0       $0        $0       $0        $0       $0   $715,975   $715,975 $1,011,726
 40       $0      $676,623          $0       $0        $0       $0        $0       $0   $897,467   $897,467 $1,139,887
 45       $0      $863,561          $0       $0        $0       $0        $0       $0 $1,104,619 $1,104,619 $1,323,892
 50       $0    $1,102,148          $0       $0        $0       $0        $0       $0 $1,360,406 $1,360,406 $1,518,679
 53       $0    $1,339,667          $0       $0        $0       $0        $0       $0 $1,604,737 $1,604,737 $1,604,737


These hypothetical rates of returns are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 10% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

          CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE -- SERIES 2
                 FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE POLICY
                           LEVEL DEATH BENEFIT OPTION
HYPOTHETICAL ILLUSTRATION WITH CURRENT CHARGES FOR POLICIES WITH AN ISSUE DATE
                                BEFORE 01/01/2009

UNISEX ISSUE AGE 47                                                                TOTAL FACE AMOUNT:            367,156
GUARANTEED ISSUE, NON-SMOKER                                                       BASE FACE AMOUNT:             367,156
ANNUAL PREMIUM: $15,819                                                            TERM FACE AMOUNT:                   0



      ANNUAL       TOTAL                   0%                          6%                            10%
     PREMIUM     PREMIUMS     CONTRACT SURRENDER   DEATH  CONTRACT SURRENDER   DEATH   CONTRACT   SURRENDER    DEATH
YEAR  OUTLAY WITH 5% INTEREST   VALUE    VALUE    BENEFIT   VALUE    VALUE    BENEFIT    VALUE      VALUE     BENEFIT
---- ------- ---------------- -------- --------- -------- -------- --------- -------- ---------- ---------- ----------
  1  $15,819       $16,610     $13,971  $13,971  $367,156  $14,837   $14,837 $367,156    $15,414    $15,414   $367,156
  2  $15,819       $34,050     $26,964  $26,964  $367,156  $29,554   $29,554 $367,156    $31,339    $31,339   $367,156
  3  $15,819       $52,363     $39,688  $39,688  $367,156  $44,869   $44,869 $367,156    $48,561    $48,561   $367,156
  4  $15,819       $71,591     $52,185  $52,185  $367,156  $60,854   $60,854 $367,156    $67,240    $67,240   $367,156
  5  $15,819       $91,780     $64,580  $64,580  $367,156  $77,688   $77,688 $367,156    $87,672    $87,672   $367,156
  6  $15,819      $112,979     $76,835  $76,835  $367,156  $95,369   $95,369 $367,156   $109,966   $109,966   $367,156
  7  $15,819      $135,238     $88,917  $88,917  $367,156 $113,913  $113,913 $367,156   $134,274   $134,274   $367,156
  8       $0      $142,000     $86,074  $86,074  $367,156 $117,741  $117,741 $367,156   $144,580   $144,580   $367,156
  9       $0      $149,100     $83,115  $83,115  $367,156 $121,662  $121,662 $367,156   $155,764   $155,764   $367,156
 10       $0      $156,555     $80,076  $80,076  $367,156 $125,719  $125,719 $367,156   $167,950   $167,950   $367,156
 15       $0      $199,809     $62,962  $62,962  $367,156 $147,908  $147,908 $367,156   $246,133   $246,133   $447,099
 20       $0      $255,012     $38,814  $38,814  $367,156 $171,771  $171,771 $367,156   $358,611   $358,611   $580,493
 25       $0      $325,467      $5,472   $5,472  $367,156 $200,429  $200,429 $367,156   $526,024   $526,024   $769,070
 30       $0      $415,388          $0       $0        $0 $234,586  $234,586 $367,156   $768,592   $768,592 $1,075,181
 35       $0      $530,152          $0       $0        $0 $276,366  $276,366 $367,156 $1,110,871 $1,110,871 $1,453,816
 40       $0      $676,623          $0       $0        $0 $327,917  $327,917 $390,800 $1,590,693 $1,590,693 $1,895,735
 45       $0      $863,561          $0       $0        $0 $387,439  $387,439 $441,864 $2,267,098 $2,267,098 $2,585,562
 50       $0    $1,102,148          $0       $0        $0 $458,102  $458,102 $494,026 $3,233,232 $3,233,232 $3,486,780
 53       $0    $1,339,667          $0       $0        $0 $505,322  $505,322 $505,322 $3,990,912 $3,990,912 $3,990,912


These hypothetical rates of returns are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 10% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

          CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE -- SERIES 2
                 FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE POLICY
                           LEVEL DEATH BENEFIT OPTION
HYPOTHETICAL ILLUSTRATION WITH CURRENT CHARGES FOR POLICIES WITH AN ISSUE DATE
                                   ON OR AFTER
                                   01/01/2009

UNISEX ISSUE AGE 47                                                                TOTAL FACE AMOUNT:            410,990
GUARANTEED ISSUE, NON-SMOKER                                                       BASE FACE AMOUNT:             410,990
ANNUAL PREMIUM: $15,819                                                            TERM FACE AMOUNT:                   0



      ANNUAL       TOTAL                   0%                          6%                            10%
     PREMIUM     PREMIUMS     CONTRACT SURRENDER   DEATH  CONTRACT SURRENDER   DEATH   CONTRACT   SURRENDER    DEATH
YEAR  OUTLAY WITH 5% INTEREST   VALUE    VALUE    BENEFIT   VALUE    VALUE    BENEFIT    VALUE      VALUE     BENEFIT
---- ------- ---------------- -------- --------- -------- -------- --------- -------- ---------- ---------- ----------
  1  $15,819       $16,610     $13,912  $13,912  $410,990  $14,775   $14,775 $410,990    $15,351    $15,351   $410,990
  2  $15,819       $34,050     $26,940  $26,940  $410,990  $29,524   $29,524 $410,990    $31,306    $31,306   $410,990
  3  $15,819       $52,363     $39,749  $39,749  $410,990  $44,923   $44,923 $410,990    $48,609    $48,609   $410,990
  4  $15,819       $71,591     $52,331  $52,331  $410,990  $60,994   $60,994 $410,990    $67,374    $67,374   $410,990
  5  $15,819       $91,780     $64,799  $64,799  $410,990  $77,902   $77,902 $410,990    $87,879    $87,879   $410,990
  6  $15,819      $112,979     $77,036  $77,036  $410,990  $95,567   $95,567 $410,990   $110,157   $110,157   $410,990
  7  $15,819      $135,238     $89,027  $89,027  $410,990 $114,019  $114,019 $410,990   $134,369   $134,369   $410,990
  8       $0      $142,000     $86,135  $86,135  $410,990 $117,782  $117,782 $410,990   $144,594   $144,594   $410,990
  9       $0      $149,100     $83,048  $83,048  $410,990 $121,555  $121,555 $410,990   $155,609   $155,609   $410,990
 10       $0      $156,555     $79,746  $79,746  $410,990 $125,328  $125,328 $410,990   $167,491   $167,491   $410,990
 15       $0      $199,809     $60,771  $60,771  $410,990 $145,236  $145,236 $410,990   $243,112   $243,112   $488,625
 20       $0      $255,012     $33,693  $33,693  $410,990 $164,794  $164,794 $410,990   $350,292   $350,292   $618,355
 25       $0      $325,467          $0       $0        $0 $185,812  $185,812 $410,990   $507,884   $507,884   $796,021
 30       $0      $415,388          $0       $0        $0 $206,601  $206,601 $410,990   $734,021   $734,021 $1,119,791
 35       $0      $530,152          $0       $0        $0 $223,097  $223,097 $410,990 $1,039,045 $1,039,045 $1,468,247
 40       $0      $676,623          $0       $0        $0 $222,120  $222,120 $410,990 $1,448,469 $1,448,469 $1,839,724
 45       $0      $863,561          $0       $0        $0 $169,606  $169,606 $410,990 $1,998,450 $1,998,450 $2,395,155
 50       $0    $1,102,148          $0       $0        $0       $0        $0       $0 $2,753,559 $2,753,559 $3,073,914
 53       $0    $1,339,667          $0       $0        $0       $0        $0       $0 $3,352,627 $3,352,627 $3,352,627


These hypothetical rates of returns are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 10% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

To learn more about the Policy, you should read the Statement of Additional Information (SAI) dated the same date as this prospectus, which is incorporated by reference into this prospectus. For a free copy of the SAI or for other Policy inquiries please contact us by writing to MetLife Insurance Company of Connecticut, Specialized Benefit Resources, 485-B Rt. One South, 4(th) Floor, Iselin, NJ 08830 or by calling us at 1-888-458-2654.

To obtain free copies of personalized illustrations of Death Benefits, Cash Surrender Values, and Contract Values please contact your agent or registered representative.

The SAI and additional information about the Registrant can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the Securities and Exchange Commission (the "SEC") at 202-942-8090. Reports and other information about the Registrant, including the SAI, are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549.

Investment Company Act File Numbers: 811-09215

Book 98                                                                     5/08

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policy Owners of
MetLife of CT Fund UL III for Variable Life Insurance and the Board of Directors of MetLife Insurance Company of Connecticut:

We have audited the accompanying statements of assets and liabilities of MetLife of CT Fund UL III for Variable Life Insurance (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Investment Options listed in Appendix A as of December 31, 2007, and the related statements of operations for the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. We have also audited the statements of operations for the periods presented in the year ended December 31, 2007, and the statements of changes in net assets for each of the periods presented in the two years then ended for each of the individual Investment Options listed in Appendix B. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the Separate Account included in Note 5 for the periods in the two years ended December 31, 2004, were audited by other auditors whose report, dated March 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Investment Options constituting the Separate Account of the Company as of December 31, 2007, the results of their operations for the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 24, 2008

                                   APPENDIX A

AIM V.I. International Growth Investment Option (Series I)
American Century VP Ultra Investment Option (Class I)
American Funds Global Growth Investment Option (Class 2)
American Funds Growth Investment Option (Class 2)
American Funds Growth-Income Investment Option (Class 2)
Delaware VIP Small Cap Value Investment Option (Standard Class)
Dreyfus VIF Appreciation Investment Option (Initial Shares)
Dreyfus VIF Developing Leaders Investment Option (Initial Shares)
Fidelity VIP Contrafund Investment Option (Initial Class)
Fidelity VIP Contrafund Investment Option (Service Class 2)
Fidelity VIP Growth & Income Investment Option (Service Class 2)
Fidelity VIP Mid Cap Investment Option (Service Class 2)
Fidelity VIP Overseas Investment Option (Service Class 2)
FTVIPT Franklin Small-Mid Cap Growth Securities Investment Option (Class 2) FTVIPT Templeton Developing Markets Securities Investment Option (Class 2) FTVIPT Templeton Foreign Securities Investment Option (Class 2)
FTVIPT Templeton Global Income Securities Investment Option (Class 1)
Janus Aspen Global Technology Investment Option (Service Shares)
Janus Aspen Worldwide Growth Investment Option (Service Shares)
LMPVET Aggressive Growth Investment Option (Class I)
LMPVET Appreciation Investment Option (Class I)
LMPVET Equity Index Investment Option (Class I)
LMPVET Fundamental Value Investment Option (Class I)
LMPVET International All Cap Opportunity Investment Option
LMPVET Investors Investment Option (Class I)
LMPVET Large Cap Growth Investment Option (Class I)
LMPVET Social Awareness Stock Investment Option
LMPVET Capital and Income Investment Option (Class I)
LMPVIT Global High Yield Bond Investment Option (Class I)
LMPVIT Government Investment Option (Class I)
LMPVIT Strategic Bond Investment Option (Class I)
MIST Batterymarch Mid-Cap Stock Investment Option (Class A)
MIST BlackRock High Yield Investment Option (Class A)
MIST BlackRock Large - Cap Core Investment Option (Class E)
MIST Harris Oakmark International Investment Option (Class A)
MIST Janus Forty Investment Option (Class A)
MIST Loomis Sayles Global Markets Investment Option (Class A)
MIST Lord Abbett Bond Debenture Investment Option (Class A)
MIST Lord Abbett Growth and Income Investment Option (Class B)
MIST Lord Abbett Mid-Cap Value Investment Option (Class B)
MIST Met/AIM Capital Appreciation Investment Option (Class A)
MIST Met/AIM Small Cap Growth Investment Option (Class A)
MIST MFS Emerging Markets Equity Investment Option (Class A)
MIST MFS Research International Investment Option (Class B)
MIST Neuberger Berman Real Estate Investment Option (Class A)
MIST PIMCO Inflation Protected Bond Investment Option (Class A)
MIST Pioneer Fund Investment Option (Class A)
MIST Third Avenue Small Cap Value Investment Option (Class B)
MSF BlackRock Aggressive Growth Investment Option (Class D)
MSF BlackRock Bond Income Investment Option (Class A)
MSF BlackRock Diversified Investment Option (Class A)
MSF BlackRock Money Market Investment Option (Class A)
MSF Capital Guardian U.S. Equity Investment Option (Class A)
MSF FI Large Cap Investment Option (Class A)
MSF FI Value Leaders Investment Option (Class D)
MSF MetLife Aggressive Allocation Investment Option (Class B)
MSF MetLife Conservative Allocation Investment Option (Class B)
MSF MetLife Conservative to Moderate Allocation Investment Option (Class B)

                            APPENDIX A

MSF MetLife Moderate Allocation Investment Option (Class B)
MSF MetLife Moderate to Aggressive Allocation Investment Option (Class B) MSF MetLife Stock Index Investment Option (Class A)
MSF MFS Total Return Investment Option (Class F)
MSF Oppenheimer Global Equity Investment Option (Class B)
MSF Russell 2000 Index Investment Option (Class A)
MSF T. Rowe Price Large Cap Growth Investment Option (Class B)
MSF Western Asset Management U.S. Government Investment Option (Class A) PIMCO VIT Low Duration Investment Option
PIMCO VIT Total Return Investment Option (Administrative Class)
Pioneer Mid Cap Value VCT Investment Option (Class II)
Putnam VT Discovery Growth Investment Option (Class IB)
Royce Micro Cap Investment Option
Royce Small Cap Investment Option
Vanguard VIF Diversified Value Investment Option
Vanguard VIF Equity Index Investment Option
Vanguard VIF International Investment Option
Vanguard VIF Mid-Cap Index Investment Option
Vanguard VIF Short-Term Investment-Grade Investment Option
Vanguard VIF Small Company Growth Investment Option
The Merger Fund VL Investment Option

                                   APPENDIX B

Credit Suisse Trust Emerging Markets Investment Option
Dreyfus Stock Index Investment Option (Initial Shares)
DWS VIT Small Cap Index Investment Option (Class A)
Fidelity VIP Asset Manager SM Investment Option (Initial Class)
FTVIP Templeton Global Asset Allocation Investment Option (Class 1) LMPVPI All Cap Investment Option (Class I)
LMPVPI Total Return Investment Option (Class I)
Lord Abbett Growth and Income Investment Option (Class VC)
Lord Abbett Mid-Cap Value Investment Option (Class VC)
MIST BlackRock Large-Cap Core Investment Option (Class A)
MSF Western Asset Management High Yield Bond Investment Option (Class A) Morgan Stanley UIF Emerging Markets Equity Investment Option (Class I) PIMCO VIT Real Return Investment Option (Administrative Class)
Putnam VT International Equity Investment Option (Class IB)
Putnam VT Small Cap Value Investment Option (Class IB)

              METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                    AIM V.I.        AMERICAN CENTURY     AMERICAN FUNDS     AMERICAN FUNDS
                              INTERNATIONAL GROWTH      VP ULTRA         GLOBAL GROWTH          GROWTH
                                INVESTMENT OPTION   INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION
                                   (SERIES I)           (CLASS I)          (CLASS 2)          (CLASS 2)
                              --------------------  -----------------  -----------------  -----------------
ASSETS:
   Investments at fair value       $55,472,664          $3,608,218        $15,120,888        $72,797,737
                                   -----------          ----------        -----------        -----------
         Total Assets               55,472,664           3,608,218         15,120,888         72,797,737
                                   -----------          ----------        -----------        -----------
LIABILITIES:
   Other payables
      Insurance charges                    809                  60                268              1,129
   Due to MetLife Insurance
      Company of Connecticut            16,495                  --                 --                 --
                                   -----------          ----------        -----------        -----------
         Total Liabilities              17,304                  60                268              1,129
                                   -----------          ----------        -----------        -----------
NET ASSETS                         $55,455,360          $3,608,158        $15,120,620        $72,796,608
                                   ===========          ==========        ===========        ===========

   The accompanying notes are an integral part of these financial statements.

                                AMERICAN FUNDS      DELAWARE VIP       DREYFUS VIF         DREYFUS VIF
                                GROWTH-INCOME     SMALL CAP VALUE      APPRECIATION    DEVELOPING LEADERS
                              INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION   INVESTMENT OPTION
                                  (CLASS 2)       (STANDARD CLASS)   (INITIAL SHARES)   (INITIAL SHARES)
                              -----------------  -----------------  -----------------  ------------------
ASSETS:
   Investments at fair value     $50,782,118        $13,710,702         $4,065,047         $2,151,429
                                 -----------        -----------         ----------         ----------
         Total Assets             50,782,118         13,710,702          4,065,047          2,151,429
                                 -----------        -----------         ----------         ----------
LIABILITIES:
   Other payables
      Insurance charges                  776                218                 75                 37
   Due to MetLife Insurance
      Company of Connecticut              --                 --                 --                 --
                                 -----------        -----------         ----------         ----------
         Total Liabilities               776                218                 75                 37
                                 -----------        -----------         ----------         ----------
NET ASSETS                       $50,781,342        $13,710,484         $4,064,972         $2,151,392
                                 ===========        ===========         ==========         ==========

   The accompanying notes are an integral part of these financial statements.

                                 FIDELITY VIP      FIDELITY VIP     FIDELITY VIP GROWTH
                                  CONTRAFUND        CONTRAFUND            & INCOME
                              INVESTMENT OPTION  INVESTMENT OPTION   INVESTMENT OPTION
                               (INITIAL CLASS)   (SERVICE CLASS 2)   (SERVICE CLASS 2)
                              -----------------  -----------------  -------------------
ASSETS:
   Investments at fair value     $18,489,821        $45,244,272          $7,694,219
                                 -----------        -----------          ----------
         Total Assets             18,489,821         45,244,272           7,694,219
                                 -----------        -----------          ----------
LIABILITIES:
   Other payables
      Insurance charges                  382                691                 127
   Due to MetLife Insurance
      Company of Connecticut              --                 --                  --
                                 -----------        -----------          ----------
         Total Liabilities               382                691                 127
                                 -----------        -----------          ----------
NET ASSETS                       $18,489,439        $45,243,581          $7,694,092
                                 ===========        ===========          ==========

                                                                         FTVIPT FRANKLIN
                                 FIDELITY VIP                             SMALL-MID CAP
                                   MID CAP       FIDELITY VIP OVERSEAS  GROWTH SECURITIES
                              INVESTMENT OPTION   INVESTMENT OPTION     INVESTMENT OPTION
                              (SERVICE CLASS 2)   (SERVICE CLASS 2)         (CLASS 2)
                              -----------------  ---------------------  -----------------
ASSETS:
   Investments at fair value     $65,398,645          $31,198,652          $11,375,124
                                 -----------          -----------          -----------
         Total Assets             65,398,645           31,198,652           11,375,124
                                 -----------          -----------          -----------
LIABILITIES:
   Other payables
      Insurance charges                1,147                  483                  178
   Due to MetLife Insurance
      Company of Connecticut              --                   --                6,908
                                 -----------          -----------          -----------
         Total Liabilities             1,147                  483                7,086
                                 -----------          -----------          -----------
NET ASSETS                       $65,397,498          $31,198,169          $11,368,038
                                 ===========          ===========          ===========

   The accompanying notes are an integral part of these financial statements.

                               FTVIPT TEMPLETON                        FTVIPT TEMPLETON
                              DEVELOPING MARKETS   FTVIPT TEMPLETON     GLOBAL INCOME    JANUS ASPEN GLOBAL
                                  SECURITIES      FOREIGN SECURITIES      SECURITIES         TECHNOLOGY
                              INVESTMENT OPTION    INVESTMENT OPTION  INVESTMENT OPTION   INVESTMENT OPTION
                                  (CLASS 2)            (CLASS 2)          (CLASS 1)       (SERVICE SHARES)
                              ------------------  ------------------  -----------------  ------------------
ASSETS:
   Investments at fair value      $47,052,771         $18,433,510         $10,292,107        $1,627,203
                                  -----------         -----------         -----------        ----------
         Total Assets              47,052,771          18,433,510          10,292,107         1,627,203
                                  -----------         -----------         -----------        ----------
LIABILITIES:
   Other payables
      Insurance charges                   738                 315                 195                28
   Due to MetLife Insurance
      Company of Connecticut               --                  --                  --                --
                                  -----------         -----------         -----------        ----------
         Total Liabilities                738                 315                 195                28
                                  -----------         -----------         -----------        ----------
 NET ASSETS                       $47,052,033         $18,433,195         $10,291,912        $1,627,175
                                  ===========         ===========         ===========        ==========

   The accompanying notes are an integral part of these financial statements.


                                 JANUS ASPEN     LMPVET AGGRESSIVE        LMPVET
                              WORLDWIDE GROWTH        GROWTH           APPRECIATION
                              INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION
                              (SERVICE SHARES)       (CLASS I)          (CLASS I)
                              -----------------  -----------------  -----------------
ASSETS:
   Investments at fair value      $2,320,739        $5,824,853           $42,990
                                  ----------        ----------           -------
         Total Assets              2,320,739         5,824,853            42,990
                                  ----------        ----------           -------
LIABILITIES:
   Other payables
      Insurance charges                   42                98                 1
   Due to MetLife Insurance
      Company of Connecticut              --                --                --
                                  ----------        ----------           -------
         Total Liabilities                42                98                 1
                                  ----------        ----------           -------
NET ASSETS                        $2,320,697        $5,824,755           $42,989
                                  ==========        ==========           =======

                                LMPVET EQUITY         LMPVET                LMPVET
                                    INDEX        FUNDAMENTAL VALUE  INTERNATIONAL ALL CAP
                              INVESTMENT OPTION  INVESTMENT OPTION       OPPORTUNITY
                                  (CLASS I)          (CLASS I)        INVESTMENT OPTION
                              -----------------  -----------------  ---------------------
ASSETS:
   Investments at fair value      $26,013,263        $4,704,464            $988,014
                                  -----------        ----------            --------
         Total Assets              26,013,263         4,704,464             988,014
                                  -----------        ----------            --------
LIABILITIES:
   Other payables
      Insurance charges                   464                80                  19
   Due to MetLife Insurance
      Company of Connecticut               --                --                  --
                                  -----------        ----------            --------
         Total Liabilities                464                80                  19
                                  -----------        ----------            --------
 NET ASSETS                       $26,012,799        $4,704,384            $987,995
                                  ===========        ==========            ========

   The accompanying notes are an integral part of these financial statements.

                                                 LMPVET LARGE CAP                        LMPVET CAPITAL
                              LMPVET INVESTORS        GROWTH          LMPVET SOCIAL        AND INCOME
                              INVESTMENT OPTION  INVESTMENT OPTION   AWARENESS STOCK   INVESTMENT OPTION
                                  (CLASS I)          (CLASS I)      INVESTMENT OPTION      (CLASS I)
                              -----------------  -----------------  -----------------  -----------------
ASSETS:
   Investments at fair value     $7,237,328          $8,324,738         $2,124,937         $1,663,153
                                 ----------          ----------         ----------         ----------
         Total Assets             7,237,328           8,324,738          2,124,937          1,663,153
                                 ----------          ----------         ----------         ----------
LIABILITIES:
   Other payables
      Insurance charges                 132                 158                 35                 29
   Due to MetLife Insurance
      Company of Connecticut             --                  --                 --                 --
                                 ----------          ----------         ----------         ----------
         Total Liabilities              132                 158                 35                 29
                                 ----------          ----------         ----------         ----------
NET ASSETS                       $7,237,196          $8,324,580         $2,124,902         $1,663,124
                                 ==========          ==========         ==========         ==========

   The accompanying notes are an integral part of these financial statements.

                              LMPVIT GLOBAL HIGH                      LMPVIT STRATEGIC
                                  YIELD BOND      LMPVIT GOVERNMENT        BOND
                               INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION
                                   (CLASS I)          (CLASS I)          (CLASS I)
                              ------------------  -----------------  -----------------
ASSETS:
   Investments at fair value      $15,660,358          $695,778          $4,977,586
                                  -----------          --------          ----------
         Total Assets              15,660,358           695,778           4,977,586
                                  -----------          --------          ----------
LIABILITIES:
   Other payables
      Insurance charges                   322                13                  84
   Due to MetLife Insurance
      Company of Connecticut               --                --                  --
                                  -----------          --------          ----------
         Total Liabilities                322                13                  84
                                  -----------          --------          ----------
NET ASSETS                        $15,660,036          $695,765          $4,977,502
                                  ===========          ========          ==========

                              MIST BATTERYMARCH   MIST BLACKROCK     MIST BLACKROCK
                                MID-CAP STOCK       HIGH YIELD       LARGE-CAP CORE
                              INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION
                                  (CLASS A)          (CLASS A)          (CLASS E)
                              -----------------  -----------------  -----------------
ASSETS:
   Investments at fair value      $5,787,085        $18,755,742         $9,442,861
                                  ----------        -----------         ----------
         Total Assets              5,787,085         18,755,742          9,442,861
                                  ----------        -----------         ----------
LIABILITIES:
   Other payables
      Insurance charges                  100                129                192
   Due to MetLife Insurance
      Company of Connecticut              --                 --                 --
                                  ----------        -----------         ----------
         Total Liabilities               100                129                192
                                  ----------        -----------         ----------
NET ASSETS                        $5,786,985        $18,755,613         $9,442,669
                                  ==========        ===========         ==========

   The accompanying notes are an integral part of these financial statements.

                                 MIST HARRIS
                                   OAKMARK                          MIST LOOMIS SAYLES   MIST LORD ABBETT
                                INTERNATIONAL     MIST JANUS FORTY    GLOBAL MARKETS      BOND DEBENTURE
                              INVESTMENT OPTION  INVESTMENT OPTION   INVESTMENT OPTION  INVESTMENT OPTION
                                  (CLASS A)          (CLASS A)           (CLASS A)          (CLASS A)
                              -----------------  -----------------  ------------------  -----------------
ASSETS:
   Investments at fair value     $23,645,314        $15,475,618         $9,893,850          $2,030,142
                                 -----------        -----------         ----------          ----------
         Total Assets             23,645,314         15,475,618          9,893,850           2,030,142
                                 -----------        -----------         ----------          ----------
LIABILITIES:
   Other payables
      Insurance charges                  343                287                201                  35
   Due to MetLife Insurance
      Company of Connecticut              --                 --                 --                  --
                                 -----------        -----------         ----------          ----------
         Total Liabilities               343                287                201                  35
                                 -----------        -----------         ----------          ----------
NET ASSETS                       $23,644,971        $15,475,331         $9,893,649          $2,030,107
                                 ===========        ===========         ==========          ==========

   The accompanying notes are an integral part of these financial statements.

                               MIST LORD ABBETT  MIST LORD ABBETT       MIST MET/AIM
                              GROWTH AND INCOME    MID-CAP VALUE    CAPITAL APPRECIATION
                              INVESTMENT OPTION  INVESTMENT OPTION    INVESTMENT OPTION
                                  (CLASS B)          (CLASS B)            (CLASS A)
                              -----------------  -----------------  --------------------
ASSETS:
   Investments at fair value     $14,525,717        $31,478,495          $2,144,517
                                 -----------        -----------          ----------
         Total Assets             14,525,717         31,478,495           2,144,517
                                 -----------        -----------          ----------
LIABILITIES:
   Other payables
      Insurance charges                  208                480                  42
   Due to MetLife Insurance
      Company of Connecticut              --                 --                  --
                                 -----------        -----------          ----------
         Total Liabilities               208                480                  42
                                 -----------        -----------          ----------
NET ASSETS                       $14,525,509        $31,478,015          $2,144,475
                                 ===========        ===========          ==========

                              MIST MET/AIM SMALL  MIST MFS EMERGING   MIST MFS RESEARCH
                                  CAP GROWTH       MARKETS EQUITY       INTERNATIONAL
                               INVESTMENT OPTION  INVESTMENT OPTION   INVESTMENT OPTION
                                   (CLASS A)          (CLASS A)           (CLASS B)
                              ------------------  -----------------   -----------------
ASSETS:
   Investments at fair value       $457,906           $7,220,045          $7,961,710
                                   --------           ----------          ----------
         Total Assets               457,906            7,220,045           7,961,710
                                   --------           ----------          ----------
LIABILITIES:
   Other payables
      Insurance charges                   8                  128                 135
   Due to MetLife Insurance
      Company of Connecticut             --                   --                  --
                                   --------           ----------          ----------
         Total Liabilities                8                  128                 135
                                   --------           ----------          ----------
NET ASSETS                         $457,898           $7,219,917          $7,961,575
                                   ========           ==========          ==========

   The accompanying notes are an integral part of these financial statements.

                                                       MIST PIMCO
                                MIST NEUBERGER    INFLATION PROTECTED                     MIST THIRD AVENUE
                              BERMAN REAL ESTATE          BOND         MIST PIONEER FUND   SMALL CAP VALUE
                              INVESTMENT OPTION    INVESTMENT OPTION   INVESTMENT OPTION  INVESTMENT OPTION
                                  (CLASS A)            (CLASS A)           (CLASS A)          (CLASS B)
                              ------------------  -------------------  -----------------  -----------------
ASSETS:
   Investments at fair value      $40,028,471         $32,068,243           $53,279           $26,073,946
                                  -----------         -----------           -------           -----------
         Total Assets              40,028,471          32,068,243            53,279            26,073,946
                                  -----------         -----------           -------           -----------
LIABILITIES:
   Other payables
      Insurance charges                   668                 523                 2                   485
   Due to MetLife Insurance
      Company of Connecticut               --                  --                --                    --
                                  -----------         -----------           -------           -----------
         Total Liabilities                668                 523                 2                   485
                                  -----------         -----------           -------           -----------
NET ASSETS                        $40,027,803         $32,067,720           $53,277           $26,073,461
                                  ===========         ===========           =======           ===========

   The accompanying notes are an integral part of these financial statements.


                                MSF BLACKROCK      MSF BLACKROCK      MSF BLACKROCK
                              AGGRESSIVE GROWTH     BOND INCOME        DIVERSIFIED
                              INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION
                                  (CLASS D)          (CLASS A)          (CLASS A)
                              -----------------  -----------------  -----------------
ASSETS:
   Investments at fair value      $9,301,797        $10,493,568         $3,809,699
                                  ----------        -----------         ----------
         Total Assets              9,301,797         10,493,568          3,809,699
                                  ----------        -----------         ----------
LIABILITIES:
   Other payables
      Insurance charges                  166                182                 77
   Due to MetLife Insurance
      Company of Connecticut              --                 --                 --
                                  ----------        -----------         ----------
         Total Liabilities               166                182                 77
                                  ----------        -----------         ----------
NET ASSETS                        $9,301,631        $10,493,386         $3,809,622
                                  ==========        ===========         ==========

                                MSF BLACKROCK        MSF CAPITAL
                                 MONEY MARKET    GUARDIAN U.S. EQUITY   MSF FI LARGE CAP
                              INVESTMENT OPTION   INVESTMENT OPTION    INVESTMENT OPTION
                                  (CLASS A)           (CLASS A)            (CLASS A)
                              -----------------  --------------------  -----------------
ASSETS:
   Investments at fair value     $181,029,762         $2,351,297           $2,352,255
                                 ------------         ----------           ----------
         Total Assets             181,029,762          2,351,297            2,352,255
                                 ------------         ----------           ----------
LIABILITIES:
   Other payables
      Insurance charges                 3,206                 41                   44
   Due to MetLife Insurance
      Company of Connecticut               --                 --                   --
                                 ------------         ----------           ----------
         Total Liabilities              3,206                 41                   44
                                 ------------         ----------           ----------
NET ASSETS                       $181,026,556         $2,351,256           $2,352,211
                                 ============         ==========           ==========

   The accompanying notes are an integral part of these financial statements.

                                                                           MSF METLIFE         MSF METLIFE
                                 MSF FI VALUE         MSF METLIFE         CONSERVATIVE       CONSERVATIVE TO
                                   LEADERS       AGGRESSIVE ALLOCATION     ALLOCATION      MODERATE ALLOCATION
                              INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION   INVESTMENT OPTION
                                  (CLASS D)            (CLASS B)            (CLASS B)           (CLASS B)
                              -----------------  ---------------------  -----------------  -------------------
ASSETS:
   Investments at fair value     $17,017,124          $6,807,647           $2,043,031           $8,102,044
                                 -----------          ----------           ----------           ----------
         Total Assets             17,017,124           6,807,647            2,043,031            8,102,044
                                 -----------          ----------           ----------           ----------
LIABILITIES:
   Other payables
      Insurance charges                  321                  98                   40                  116
   Due to MetLife Insurance
      Company of Connecticut              --                  --                   --                   --
                                 -----------          ----------           ----------           ----------
         Total Liabilities               321                  98                   40                  116
                                 -----------          ----------           ----------           ----------
NET ASSETS                       $17,016,803          $6,807,549           $2,042,991           $8,101,928
                                 ===========          ==========           ==========           ==========

   The accompanying notes are an integral part of these financial statements.

                                                        MSF METLIFE
                                  MSF METLIFE           MODERATE TO       MSF METLIFE STOCK
                              MODERATE ALLOCATION  AGGRESSIVE ALLOCATION        INDEX
                               INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                   (CLASS B)             (CLASS B)            (CLASS A)
                              -------------------  ---------------------  -----------------
ASSETS:
   Investments at fair value      $12,802,702            $1,850,612           $76,909,909
                                  -----------            ----------           -----------
         Total Assets              12,802,702             1,850,612            76,909,909
                                  -----------            ----------           -----------
LIABILITIES:
   Other payables
      Insurance charges                   174                    39                   972
   Due to MetLife Insurance
      Company of Connecticut               --                    --                    --
                                  -----------            ----------           -----------
         Total Liabilities                174                    39                   972
                                  -----------            ----------           -----------
NET ASSETS                        $12,802,528            $1,850,573           $76,908,937
                                  ===========            ==========           ===========


                                MSF MFS TOTAL     MSF OPPENHEIMER   MSF RUSSELL 2000
                                   RETURN          GLOBAL EQUITY          INDEX
                              INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION
                                  (CLASS F)          (CLASS B)          (CLASS A)
                              -----------------  -----------------  -----------------
ASSETS:
   Investments at fair value     $37,564,166        $1,099,909         $28,667,922
                                 -----------        ----------         -----------
         Total Assets             37,564,166         1,099,909          28,667,922
                                 -----------        ----------         -----------
LIABILITIES:
   Other payables
      Insurance charges                  638                19                 428
   Due to MetLife Insurance
      Company of Connecticut              --                --                  --
                                 -----------        ----------         -----------
         Total Liabilities               638                19                 428
                                 -----------        ----------         -----------
NET ASSETS                       $37,563,528        $1,099,890         $28,667,494
                                 ===========        ==========         ===========

   The accompanying notes are an integral part of these financial statements.

                                                 MSF WESTERN ASSET
                              MSF T. ROWE PRICE      MANAGEMENT                            PIMCO VIT TOTAL
                               LARGE CAP GROWTH   U.S. GOVERNMENT     PIMCO VIT LOW            RETURN
                              INVESTMENT OPTION  INVESTMENT OPTION       DURATION        INVESTMENT OPTION
                                  (CLASS B)          (CLASS A)      INVESTMENT OPTION  (ADMINISTRATIVE CLASS)
                              -----------------  -----------------  -----------------  ----------------------
ASSETS:
   Investments at fair value      $3,046,864         $23,801,394        $17,613,496           $140,177,180
                                  ----------         -----------        -----------           ------------
         Total Assets              3,046,864          23,801,394         17,613,496            140,177,180
                                  ----------         -----------        -----------           ------------
LIABILITIES:
   Other payables
      Insurance charges                   51                  86                271                  2,182
   Due to MetLife Insurance
      Company of Connecticut              --                  --                 --                     --
                                  ----------         -----------        -----------           ------------
         Total Liabilities                51                  86                271                  2,182
                                  ----------         -----------        -----------           ------------
NET ASSETS                        $3,046,813         $23,801,308        $17,613,225           $140,174,998
                                  ==========         ===========        ===========           ============

   The accompanying notes are an integral part of these financial statements.

                               PIONEER MID CAP   PUTNAM VT DISCOVERY
                                  VALUE VCT             GROWTH
                              INVESTMENT OPTION   INVESTMENT OPTION    ROYCE MICRO CAP
                                  (CLASS II)          (CLASS IB)      INVESTMENT OPTION
                              -----------------  -------------------  -----------------
ASSETS:
   Investments at fair value      $4,920,982            $329,409          $6,343,280
                                  ----------            --------          ----------
         Total Assets              4,920,982             329,409           6,343,280
                                  ----------            --------          ----------
LIABILITIES:
   Other payables
      Insurance charges                   88                   6                  84
   Due to MetLife Insurance
      Company of Connecticut              --                  --                  --
                                  ----------            --------          ----------
         Total Liabilities                88                   6                  84
                                  ----------            --------          ----------
NET ASSETS                        $4,920,894            $329,403          $6,343,196
                                  ==========            ========          ==========

                                                   VANGUARD VIF     VANGUARD VIF EQUITY
                               ROYCE SMALL CAP   DIVERSIFIED VALUE         INDEX
                              INVESTMENT OPTION  INVESTMENT OPTION   INVESTMENT OPTION
                              -----------------  -----------------  -------------------
ASSETS:
   Investments at fair value      $6,094,542         $18,863,252         $26,263,799
                                  ----------         -----------         -----------
         Total Assets              6,094,542          18,863,252          26,263,799
                                  ----------         -----------         -----------
LIABILITIES:
   Other payables
      Insurance charges                  101                 397                 556
   Due to MetLife Insurance
      Company of Connecticut              --                  --                  --
                                  ----------         -----------         -----------
         Total Liabilities               101                 397                 556
                                  ----------         -----------         -----------
NET ASSETS                        $6,094,441         $18,862,855         $26,263,243
                                  ==========         ===========         ===========

   The accompanying notes are an integral part of these financial statements.

                                                                       VANGUARD VIF
                                 VANGUARD VIF       VANGUARD VIF        SHORT-TERM      VANGUARD VIF SMALL
                                INTERNATIONAL      MID-CAP INDEX     INVESTMENT-GRADE     COMPANY GROWTH
                              INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION   INVESTMENT OPTION
                              -----------------  -----------------  -----------------  -------------------
ASSETS:
   Investments at fair value       $907,738         $15,960,796          $227,718           $4,011,778
                                   --------         -----------          --------           ----------
         Total Assets               907,738          15,960,796           227,718            4,011,778
                                   --------         -----------          --------           ----------
LIABILITIES:
   Other payables
      Insurance charges                  18                 329                 8                   83
   Due to MetLife Insurance
      Company of Connecticut             --                  --                --                   --
                                   --------         -----------          --------           ----------
         Total Liabilities               18                 329                 8                   83
                                   --------         -----------          --------           ----------
NET ASSETS                         $907,720         $15,960,467          $227,710           $4,011,695
                                   ========         ===========          ========           ==========

   The accompanying notes are an integral part of these financial statements.

                              THE MERGER FUND VL
                               INVESTMENT OPTION
                              ------------------
ASSETS:
   Investments at fair value      $106,792
                                  --------
         Total Assets              106,792
                                  --------
LIABILITIES:
   Other payables
      Insurance charges                  1
   Due to MetLife Insurance
      Company of Connecticut            --
                                  --------
         Total Liabilities               1
                                  --------
NET ASSETS                        $106,791
                                  ========

   The accompanying notes are an integral part of these financial statements.

             METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2007

                                             AIM V.I. INTERNATIONAL   AMERICAN CENTURY    AMERICAN FUNDS     AMERICAN FUNDS
                                                     GROWTH               VP ULTRA        GLOBAL GROWTH          GROWTH
                                                INVESTMENT OPTION    INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION
                                                   (SERIES I)            (CLASS I)          (CLASS 2)          (CLASS 2)
                                             ----------------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                    $  219,514             $     --         $   527,675        $   567,882
                                                   ----------             --------         -----------        -----------
EXPENSES:
      Mortality and expense risk
         charges                                       57,753                7,087              46,047            147,008
                                                   ----------             --------         -----------        -----------
            Net investment income (loss)              161,761               (7,087)            481,628            420,874
                                                   ----------             --------         -----------        -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                          --                   --           1,041,083          5,299,081
      Realized gains (losses) on sale of
         investments                                1,257,313              163,603           3,237,101          5,992,874
                                                   ----------             --------         -----------        -----------
            Net realized gains (losses)             1,257,313              163,603           4,278,184         11,291,955
                                                   ----------             --------         -----------        -----------
      Change in unrealized gains (losses)
         on investments                               836,287              514,556          (1,486,743)        (1,732,357)
                                                   ----------             --------         -----------        -----------
      Net increase (decrease) in net assets
         resulting from operations                 $2,255,361             $671,072         $ 3,273,069        $ 9,980,472
                                                   ==========             ========         ===========        ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                              AMERICAN FUNDS                           DELAWARE VIP SMALL
                                               GROWTH-INCOME     CREDIT SUISSE TRUST       CAP VALUE
                                             INVESTMENT OPTION    EMERGING MARKETS     INVESTMENT OPTION
                                                 (CLASS 2)      INVESTMENT OPTION (a)   (STANDARD CLASS)
                                             -----------------  ---------------------  ------------------
INVESTMENT INCOME:
      Dividends                                 $   737,777           $       --          $    54,949
                                                -----------           ----------          -----------
EXPENSES:
      Mortality and expense risk
         charges                                     72,557                2,604               27,491
                                                -----------           ----------          -----------
            Net investment income (loss)            665,220               (2,604)              27,458
                                                -----------           ----------          -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 1,145,939                   --              872,974
      Realized gains (losses) on sale of
         investments                              2,429,654            1,078,385              (33,987)
                                                -----------           ----------          -----------
            Net realized gains (losses)           3,575,593            1,078,385              838,987
                                                -----------           ----------          -----------
      Change in unrealized gains (losses)
         on investments                          (3,065,386)            (861,085)          (2,242,480)
                                                -----------           ----------          -----------
      Net increase (decrease) in net assets
         resulting from operations              $ 1,175,427           $  214,696          $(1,376,035)
                                                ===========           ==========          ===========

                                                                      DREYFUS VIF        DREYFUS VIF
                                              DREYFUS STOCK INDEX    APPRECIATION     DEVELOPING LEADERS
                                               INVESTMENT OPTION   INVESTMENT OPTION  INVESTMENT OPTION
                                             (INITIAL SHARES) (a)  (INITIAL SHARES)    (INITIAL SHARES)
                                             --------------------  -----------------  ------------------
INVESTMENT INCOME:
      Dividends                                   $   257,768         $   387,801         $    22,424
                                                  -----------         -----------         -----------
EXPENSES:
      Mortality and expense risk
         charges                                       33,870              37,384              10,889
                                                  -----------         -----------         -----------
            Net investment income (loss)              223,898             350,417              11,535
                                                  -----------         -----------         -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                          --                  --             392,054
      Realized gains (losses) on sale of
         investments                               12,127,499           3,339,271             520,454
                                                  -----------         -----------         -----------
            Net realized gains (losses)            12,127,499           3,339,271             912,508
                                                  -----------         -----------         -----------
      Change in unrealized gains (losses)
         on investments                            (8,716,781)         (2,378,252)         (1,338,853)
                                                  -----------         -----------         -----------
      Net increase (decrease) in net assets
         resulting from operations                $ 3,634,616         $ 1,311,436         $  (414,810)
                                                  ===========         ===========         ===========

   The accompanying notes are an integral part of these financial statements.

                                                  DWS VIT        FIDELITY VIP ASSET    FIDELITY VIP        FIDELITY VIP
                                              SMALL CAP INDEX        MANAGER SM         CONTRAFUND          CONTRAFUND
                                             INVESTMENT OPTION   INVESTMENT OPTION   INVESTMENT OPTION  INVESTMENT OPTION
                                               (CLASS A) (a)    (INITIAL CLASS) (a)   (INITIAL CLASS)   (SERVICE CLASS 2)
                                             -----------------  -------------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                 $   241,218          $ 117,046          $   165,563        $   320,699
                                                -----------          ---------          -----------        -----------
EXPENSES:
      Mortality and expense risk
         charges                                     16,386              3,029               37,614             77,854
                                                -----------          ---------          -----------        -----------
            Net investment income (loss)            224,832            114,017              127,949            242,845
                                                -----------          ---------          -----------        -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 1,767,742            107,055            4,410,648         10,957,808
      Realized gains (losses) on sale of
         investments                              4,004,171            232,764              682,748          1,328,591
                                                -----------          ---------          -----------        -----------
            Net realized gains (losses)           5,771,913            339,819            5,093,396         12,286,399
                                                -----------          ---------          -----------        -----------
      Change in unrealized gains (losses)
         on investments                          (4,498,858)          (254,382)          (2,100,054)        (5,832,475)
                                                -----------          ---------          -----------        -----------
      Net increase (decrease) in net assets
         resulting from operations              $ 1,497,887          $ 199,454          $ 3,121,291        $ 6,696,769
                                                ===========          =========          ===========        ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             FIDELITY VIP GROWTH     FIDELITY VIP
                                                  & INCOME             MID CAP       FIDELITY VIP OVERSEAS
                                              INVESTMENT OPTION   INVESTMENT OPTION    INVESTMENT OPTION
                                              (SERVICE CLASS 2)   (SERVICE CLASS 2)    (SERVICE CLASS 2)
                                             -------------------  -----------------  ---------------------
INVESTMENT INCOME:
      Dividends                                   $ 119,658           $  274,657           $  772,582
                                                  ---------           ----------           ----------
EXPENSES:
      Mortality and expense risk
         charges                                     16,815              127,686               49,642
                                                  ---------           ----------           ----------
            Net investment income (loss)            102,843              146,971              722,940
                                                  ---------           ----------           ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   381,277            4,346,615            1,433,612
      Realized gains (losses) on sale of
         investments                                616,961            2,596,338              544,398
                                                  ---------           ----------           ----------
            Net realized gains (losses)             998,238            6,942,953            1,978,010
                                                  ---------           ----------           ----------
      Change in unrealized gains (losses)
         on investments                            (141,304)           2,430,556            1,101,545
                                                  ---------           ----------           ----------
      Net increase (decrease) in net assets
         resulting from operations                $ 959,777           $9,520,480           $3,802,495
                                                  =========           ==========           ==========

                                                    FTVIP        FTVIPT FRANKLIN    FTVIPT TEMPLETON
                                              TEMPLETON GLOBAL    SMALL-MID CAP    DEVELOPING MARKETS
                                              ASSET ALLOCATION  GROWTH SECURITIES      SECURITIES
                                             INVESTMENT OPTION  INVESTMENT OPTION   INVESTMENT OPTION
                                               (CLASS 1) (a)        (CLASS 2)           (CLASS 2)
                                             -----------------  -----------------  ------------------
INVESTMENT INCOME:
      Dividends                                  $      --          $       --         $  794,920
                                                 ---------          ----------         ----------
EXPENSES:
      Mortality and expense risk
         charges                                     3,789              22,188             72,460
                                                 ---------          ----------         ----------
            Net investment income (loss)            (3,789)            (22,188)           722,460
                                                 ---------          ----------         ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --             800,465          2,731,451
      Realized gains (losses) on sale of
         investments                               557,939           1,351,676          3,511,763
                                                 ---------          ----------         ----------
            Net realized gains (losses)            557,939           2,152,141          6,243,214
                                                 ---------          ----------         ----------
      Change in unrealized gains (losses)
         on investments                           (244,459)           (690,312)         2,286,092
                                                 ---------          ----------         ----------
      Net increase (decrease) in net assets
         resulting from operations               $ 309,691          $1,439,641         $9,251,766
                                                 =========          ==========         ==========

   The accompanying notes are an integral part of these financial statements.

                                                                 FTVIPT TEMPLETON
                                              FTVIPT TEMPLETON     GLOBAL INCOME    JANUS ASPEN GLOBAL      JANUS ASPEN
                                             FOREIGN SECURITIES      SECURITIES         TECHNOLOGY       WORLDWIDE GROWTH
                                              INVESTMENT OPTION  INVESTMENT OPTION   INVESTMENT OPTION   INVESTMENT OPTION
                                                  (CLASS 2)          (CLASS 1)       (SERVICE SHARES)    (SERVICE SHARES)
                                             ------------------  -----------------  ------------------  ------------------
INVESTMENT INCOME:
      Dividends                                  $   310,796          $195,184           $  5,175            $ 12,927
                                                 -----------          --------           --------            --------
EXPENSES:
      Mortality and expense risk
         charges                                      41,220            16,609              3,627               5,127
                                                 -----------          --------           --------            --------
            Net investment income (loss)             269,576           178,575              1,548               7,800
                                                 -----------          --------           --------            --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    708,887                --                 --                  --
      Realized gains (losses) on sale of
         investments                               4,657,820           (47,978)           375,045             202,767
                                                 -----------          --------           --------            --------
            Net realized gains (losses)            5,366,707           (47,978)           375,045             202,767
                                                 -----------          --------           --------            --------
      Change in unrealized gains (losses)
         on investments                           (2,220,549)          226,395            (43,025)            (13,743)
                                                 -----------          --------           --------            --------
      Net increase (decrease) in net assets
         resulting from operations               $ 3,415,734          $356,992           $333,568            $196,824
                                                 ===========          ========           ========            ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             LMPVET AGGRESSIVE        LMPVET         LMPVET EQUITY
                                                   GROWTH          APPRECIATION          INDEX
                                             INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION
                                                 (CLASS I)          (CLASS I)          (CLASS I)
                                             -----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                   $     --            $   439         $   486,143
                                                  ---------           -------         -----------
EXPENSES:
      Mortality and expense risk
         charges                                     13,324                24              59,917
                                                  ---------           -------         -----------
            Net investment income (loss)            (13,324)              415             426,226
                                                  ---------           -------         -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    33,710             3,162           1,215,659
      Realized gains (losses) on sale of
         investments                                378,636                (7)          1,974,227
                                                  ---------           -------         -----------
            Net realized gains (losses)             412,346             3,155           3,189,886
                                                  ---------           -------         -----------
      Change in unrealized gains (losses)
         on investments                            (284,944)           (4,710)         (2,293,350)
                                                  ---------           -------         -----------
      Net increase (decrease) in net assets
         resulting from operations                $ 114,078           $(1,140)        $ 1,322,762
                                                  =========           =======         ===========

                                                   LMPVET               LMPVET
                                             FUNDAMENTAL VALUE  INTERNATIONAL ALL CAP   LMPVET INVESTORS
                                             INVESTMENT OPTION       OPPORTUNITY       INVESTMENT OPTION
                                                 (CLASS I)        INVESTMENT OPTION        (CLASS I)
                                             -----------------  ---------------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $  60,833            $   9,411            $  92,184
                                                 ---------            ---------            ---------
EXPENSES:
      Mortality and expense risk
         charges                                    15,874                2,502               16,682
                                                 ---------            ---------            ---------
            Net investment income (loss)            44,959                6,909               75,502
                                                 ---------            ---------            ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  258,645              492,754              194,682
      Realized gains (losses) on sale of
         investments                               473,744               42,806              475,394
                                                 ---------            ---------            ---------
            Net realized gains (losses)            732,389              535,560              670,076
                                                 ---------            ---------            ---------
      Change in unrealized gains (losses)
         on investments                           (751,679)            (474,683)            (437,140)
                                                 ---------            ---------            ---------
      Net increase (decrease) in net assets
         resulting from operations               $  25,669            $  67,786            $ 308,438
                                                 =========            =========            =========

   The accompanying notes are an integral part of these financial statements.

                                              LMPVET LARGE CAP                                          LMPVET CAPITAL
                                                   GROWTH         LMPVET SOCIAL      LMPVPI ALL CAP       AND INCOME
                                             INVESTMENT OPTION   AWARENESS STOCK   INVESTMENT OPTION  INVESTMENT OPTION
                                                 (CLASS I)      INVESTMENT OPTION    (CLASS I) (a)      (CLASS I) (b)
                                             -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $  3,526          $  28,361          $   30,190          $  23,191
                                                 --------          ---------          ----------          ---------
EXPENSES:
      Mortality and expense risk
         charges                                   18,111              4,059               8,095              2,676
                                                 --------          ---------          ----------          ---------
            Net investment income (loss)          (14,585)            24,302              22,095             20,515
                                                 --------          ---------          ----------          ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --            328,921             523,387            266,669
      Realized gains (losses) on sale of
         investments                              291,389            100,810             863,643              6,320
                                                 --------          ---------          ----------          ---------
            Net realized gains (losses)           291,389            429,731           1,387,030            272,989
                                                 --------          ---------          ----------          ---------
      Change in unrealized gains (losses)
         on investments                           112,891           (238,456)           (864,468)          (273,454)
                                                 --------          ---------          ----------          ---------
      Net increase (decrease) in net assets
         resulting from operations               $389,695          $ 215,577          $  544,657          $  20,050
                                                 ========          =========          ==========          =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                               LMPVIT GLOBAL                        LMPVIT STRATEGIC
                                              HIGH YIELD BOND   LMPVIT GOVERNMENT         BOND
                                             INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION
                                                 (CLASS I)          (CLASS I)          (CLASS I)
                                             -----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                 $1,162,319           $ 37,324          $ 242,742
                                                ----------           --------          ---------
EXPENSES:
      Mortality and expense risk
         charges                                    43,534              1,587             10,672
                                                ----------           --------          ---------
            Net investment income (loss)         1,118,785             35,737            232,070
                                                ----------           --------          ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   77,244                 --                 --
      Realized gains (losses) on sale of
         investments                               225,218             16,409            (17,747)
                                                ----------           --------          ---------
            Net realized gains (losses)            302,462             16,409            (17,747)
                                                ----------           --------          ---------
      Change in unrealized gains (losses)
         on investments                           (962,511)           (21,551)          (130,762)
                                                ----------           --------          ---------
      Net increase (decrease) in net assets
         resulting from operations              $  458,736           $ 30,595          $  83,561
                                                ==========           ========          =========

                                                   LMPVPI       LORD ABBETT GROWTH     LORD ABBETT
                                                TOTAL RETURN        AND INCOME        MID-CAP VALUE
                                             INVESTMENT OPTION  INVESTMENT OPTION   INVESTMENT OPTION
                                               (CLASS I) (a)      (CLASS VC) (a)      (CLASS VC) (a)
                                             -----------------  ------------------  -----------------
INVESTMENT INCOME:
      Dividends                                   $ 13,898          $      --         $       --
                                                  --------          ---------         ----------
EXPENSES:
      Mortality and expense risk
         charges                                       732              3,447             12,285
                                                  --------          ---------         ----------
            Net investment income (loss)            13,166             (3,447)           (12,285)
                                                  --------          ---------         ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   10,872                 --                 --
      Realized gains (losses) on sale of
         investments                                59,591            569,744          2,514,760
                                                  --------          ---------         ----------
            Net realized gains (losses)             70,463            569,744          2,514,760
                                                  --------          ---------         ----------
      Change in unrealized gains (losses)
         on investments                            (40,631)          (334,733)          (796,797)
                                                  --------          ---------         ----------
      Net increase (decrease) in net assets
         resulting from operations                $ 42,998          $ 231,564         $1,705,678
                                                  ========          =========         ==========

   The accompanying notes are an integral part of these financial statements.

                                             MIST BATTERYMARCH    MIST BLACKROCK     MIST BLACKROCK     MIST BLACKROCK
                                               MID-CAP STOCK        HIGH YIELD       LARGE-CAP CORE     LARGE-CAP CORE
                                             INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION
                                                 (CLASS A)        (CLASS A) (b)      (CLASS E) (b)      (CLASS A) (a)
                                             -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $  20,693          $      --           $    --           $  7,192
                                                 ---------          ---------           -------           --------
EXPENSES:
      Mortality and expense risk
         charges                                    16,696             10,825             7,821                666
                                                 ---------          ---------           -------           --------
            Net investment income (loss)             3,997            (10,825)           (7,821)             6,526
                                                 ---------          ---------           -------           --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  825,098                 --                --             62,655
      Realized gains (losses) on sale of
         investments                                47,930            (48,061)           25,947             42,377
                                                 ---------          ---------           -------           --------
            Net realized gains (losses)            873,028            (48,061)           25,947            105,032
                                                 ---------          ---------           -------           --------
      Change in unrealized gains (losses)
         on investments                           (124,645)          (306,919)           10,007            (54,909)
                                                 ---------          ---------           -------           --------
      Net increase (decrease) in net assets
         resulting from operations               $ 752,380          $(365,805)          $28,133           $ 56,649
                                                 =========          =========           =======           ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                MIST HARRIS
                                                  OAKMARK                          MIST LOOMIS SAYLES
                                               INTERNATIONAL     MIST JANUS FORTY    GLOBAL MARKETS
                                             INVESTMENT OPTION  INVESTMENT OPTION   INVESTMENT OPTION
                                                 (CLASS A)          (CLASS A)         (CLASS A) (b)
                                             -----------------  -----------------  ------------------
INVESTMENT INCOME:
      Dividends                                 $   137,442        $   19,483          $      --
                                                -----------        ----------          ---------
EXPENSES:
      Mortality and expense risk
         charges                                     40,370            28,619             11,158
                                                -----------        ----------          ---------
            Net investment income (loss)             97,072            (9,136)           (11,158)
                                                -----------        ----------          ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 1,179,304         1,873,502                 --
      Realized gains (losses) on sale of
         investments                               (174,594)          287,748           (403,331)
                                                -----------        ----------          ---------
            Net realized gains (losses)           1,004,710         2,161,250           (403,331)
                                                -----------        ----------          ---------
      Change in unrealized gains (losses)
         on investments                          (2,508,938)        1,308,212            865,956
                                                -----------        ----------          ---------
      Net increase (decrease) in net assets
         resulting from operations              $(1,407,156)       $3,460,326          $ 451,467
                                                ===========        ==========          =========

                                              MIST LORD ABBETT   MIST LORD ABBETT   MIST LORD ABBETT
                                               BOND DEBENTURE   GROWTH AND INCOME    MID-CAP VALUE
                                             INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION
                                                 (CLASS A)          (CLASS B)          (CLASS B)
                                             -----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $ 409,036          $  85,077         $    82,911
                                                 ---------          ---------         -----------
EXPENSES:
      Mortality and expense risk
         charges                                    11,145             23,139              49,442
                                                 ---------          ---------         -----------
            Net investment income (loss)           397,891             61,938              33,469
                                                 ---------          ---------         -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    9,433            437,160           1,748,056
      Realized gains (losses) on sale of
         investments                               142,099            129,680            (269,559)
                                                 ---------          ---------         -----------
            Net realized gains (losses)            151,532            566,840           1,478,497
                                                 ---------          ---------         -----------
      Change in unrealized gains (losses)
         on investments                           (256,798)          (325,220)         (3,736,719)
                                                 ---------          ---------         -----------
      Net increase (decrease) in net assets
         resulting from operations               $ 292,625          $ 303,558         $(2,224,753)
                                                 =========          =========         ===========

   The accompanying notes are an integral part of these financial statements.

                                                 MIST MET/AIM         MIST MET/AIM    MIST MFS EMERGING  MIST MFS RESEARCH
                                             CAPITAL APPRECIATION   SMALL CAP GROWTH    MARKETS EQUITY     INTERNATIONAL
                                               INVESTMENT OPTION   INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION
                                                   (CLASS A)           (CLASS A)        (CLASS A) (b)      (CLASS B) (b)
                                             --------------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                    $  2,473             $     --          $       --          $    --
                                                   --------             --------          ----------         --------
EXPENSES:
      Mortality and expense risk
         charges                                      6,199                  801               9,528           10,659
                                                   --------             --------          ----------         --------
            Net investment income (loss)             (3,726)                (801)             (9,528)         (10,659)
                                                   --------             --------          ----------         --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     6,788                3,588                  --               --
      Realized gains (losses) on sale of
         investments                                (53,832)              65,267             250,580           38,652
                                                   --------             --------          ----------         --------
            Net realized gains (losses)             (47,044)              68,855             250,580           38,652
                                                   --------             --------          ----------         --------
      Change in unrealized gains (losses)
         on investments                             344,428              (11,743)          1,282,745          390,136
                                                   --------             --------          ----------         --------
      Net increase (decrease) in net assets
         resulting from operations                 $293,658             $ 56,311          $1,523,797         $418,129
                                                   ========             ========          ==========         ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                      MIST PIMCO
                                               MIST NEUBERGER    INFLATION PROTECTED
                                             BERMAN REAL ESTATE         BOND          MIST PIONEER FUND
                                              INVESTMENT OPTION   INVESTMENT OPTION   INVESTMENT OPTION
                                                  (CLASS A)         (CLASS A) (b)         (CLASS A)
                                             ------------------  -------------------  -----------------
INVESTMENT INCOME:
      Dividends                                 $    769,273          $       --           $  560
                                                ------------          ----------           ------
EXPENSES:
      Mortality and expense risk
         charges                                     135,003              51,504              230
                                                ------------          ----------           ------
            Net investment income (loss)             634,270             (51,504)             330
                                                ------------          ----------           ------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  6,164,403                  --               --
      Realized gains (losses) on sale of
         investments                              (1,514,911)            (18,311)           5,807
                                                ------------          ----------           ------
            Net realized gains (losses)            4,649,492             (18,311)           5,807
                                                ------------          ----------           ------
      Change in unrealized gains (losses)
         on investments                          (15,240,973)          2,204,576              333
                                                ------------          ----------           ------
      Net increase (decrease) in net assets
         resulting from operations              $ (9,957,211)         $2,134,761           $6,470
                                                ============          ==========           ======


                                             MIST THIRD AVENUE    MSF BLACKROCK      MSF BLACKROCK
                                              SMALL CAP VALUE   AGGRESSIVE GROWTH        BOND
                                             INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION
                                               (CLASS B) (b)        (CLASS D)          (CLASS A)
                                             -----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                 $        --         $       --          $317,820
                                                -----------         ----------          --------
EXPENSES:
      Mortality and expense risk
         charges                                     47,177             17,999            20,828
                                                -----------         ----------          --------
            Net investment income (loss)            (47,177)           (17,999)          296,992
                                                -----------         ----------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --                 --                --
      Realized gains (losses) on sale of
         investments                               (555,147)           163,046            32,342
                                                -----------         ----------          --------
            Net realized gains (losses)            (555,147)           163,046            32,342
                                                -----------         ----------          --------
      Change in unrealized gains (losses)
         on investments                          (1,992,793)         1,369,910           265,348
                                                -----------         ----------          --------
      Net increase (decrease) in net assets
         resulting from operations              $(2,595,117)        $1,514,957          $594,682
                                                ===========         ==========          ========

   The accompanying notes are an integral part of these financial statements.

                                               MSF BLACKROCK      MSF BLACKROCK         MSF CAPITAL
                                                DIVERSIFIED        MONEY MARKET    GUARDIAN U.S. EQUITY   MSF FI LARGE CAP
                                             INVESTMENT OPTION  INVESTMENT OPTION    INVESTMENT OPTION   INVESTMENT OPTION
                                               (CLASS A) (b)        (CLASS A)            (CLASS A)           (CLASS A)
                                             -----------------  -----------------  --------------------  -----------------
INVESTMENT INCOME:
      Dividends                                   $    --           $7,611,946          $  13,163             $  4,400
                                                  -------           ----------          ---------             --------
EXPENSES:
      Mortality and expense risk
         charges                                    6,630              332,856              5,211                5,915
                                                  -------           ----------          ---------             --------
            Net investment income (loss)           (6,630)           7,279,090              7,952               (1,515)
                                                  -------           ----------          ---------             --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --                   --            163,735              182,528
      Realized gains (losses) on sale of
         investments                               13,480                   --             22,645               29,037
                                                  -------           ----------          ---------             --------
            Net realized gains (losses)            13,480                   --            186,380              211,565
                                                  -------           ----------          ---------             --------
      Change in unrealized gains (losses)
         on investments                            51,977                   --           (185,318)             (95,713)
                                                  -------           ----------          ---------             --------
      Net increase (decrease) in net assets
         resulting from operations                $58,827           $7,279,090          $   9,014             $114,337
                                                  =======           ==========          =========             ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                                          MSF METLIFE
                                                MSF FI VALUE         MSF METLIFE         CONSERVATIVE
                                                  LEADERS       AGGRESSIVE ALLOCATION     ALLOCATION
                                             INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                                 (CLASS D)            (CLASS B)            (CLASS B)
                                             -----------------  ---------------------  -----------------
INVESTMENT INCOME:
      Dividends                                 $   131,874            $ 3,573             $      --
                                                -----------            -------             ---------
EXPENSES:
      Mortality and expense risk
         charges                                     38,150              9,493                 5,971
                                                -----------            -------             ---------
            Net investment income (loss)             93,724             (5,920)               (5,971)
                                                -----------            -------             ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 1,427,715             10,272                 1,092
      Realized gains (losses) on sale of
         investments                                172,247             69,784               240,789
                                                -----------            -------             ---------
            Net realized gains (losses)           1,599,962             80,056               241,881
                                                -----------            -------             ---------
      Change in unrealized gains (losses)
         on investments                          (1,108,149)            (4,090)             (185,094)
                                                -----------            -------             ---------
      Net increase (decrease) in net assets
         resulting from operations              $   585,537            $70,046             $  50,816
                                                ===========            =======             =========

                                                MSF METLIFE                                MSF METLIFE
                                              CONSERVATIVE TO        MSF METLIFE           MODERATE TO
                                             MODERATE ALLOCATION MODERATE ALLOCATION  AGGRESSIVE ALLOCATION
                                              INVESTMENT OPTION   INVESTMENT OPTION     INVESTMENT OPTION
                                                  (CLASS B)           (CLASS B)             (CLASS B)
                                             ------------------- -------------------  ---------------------
INVESTMENT INCOME:
      Dividends                                   $      --            $  1,031              $   267
                                                  ---------            --------              -------
EXPENSES:
      Mortality and expense risk
         charges                                     13,665              21,014                2,560
                                                  ---------            --------              -------
            Net investment income (loss)            (13,665)            (19,983)              (2,293)
                                                  ---------            --------              -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    11,823              18,566                1,067
      Realized gains (losses) on sale of
         investments                                591,664               4,500               29,413
                                                  ---------            --------              -------
            Net realized gains (losses)             603,487              23,066               30,480
                                                  ---------            --------              -------
      Change in unrealized gains (losses)
         on investments                            (413,513)            144,960               (7,962)
                                                  ---------            --------              -------
      Net increase (decrease) in net assets
         resulting from operations                $ 176,309            $148,043              $20,225
                                                  =========            ========              =======

   The accompanying notes are an integral part of these financial statements.

                                                MSF METLIFE       MSF MFS TOTAL     MSF OPPENHEIMER    MSF RUSSELL 2000
                                                STOCK INDEX           RETURN         GLOBAL EQUITY          INDEX
                                             INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION
                                               (CLASS A) (b)        (CLASS F)          (CLASS B)        (CLASS A) (b)
                                             -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                   $      --        $   745,707          $ 11,509          $        --
                                                  ---------        -----------          --------          -----------
EXPENSES:
      Mortality and expense risk
         charges                                     81,140             82,791             2,471               37,825
                                                  ---------        -----------          --------          -----------
            Net investment income (loss)            (81,140)           662,916             9,038              (37,825)
                                                  ---------        -----------          --------          -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --          1,258,188            19,083                   --
      Realized gains (losses) on sale of
         investments                                 58,048          1,226,558            65,830             (172,080)
                                                  ---------        -----------          --------          -----------
            Net realized gains (losses)              58,048          2,484,746            84,913             (172,080)
                                                  ---------        -----------          --------          -----------
      Change in unrealized gains (losses)
         on investments                            (531,203)        (1,472,329)          (17,814)          (1,974,665)
                                                  ---------        -----------          --------          -----------
      Net increase (decrease) in net assets
         resulting from operations                $(554,295)       $ 1,675,333          $ 76,137          $(2,184,570)
                                                  =========        ===========          ========         ============

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                MSF WESTERN ASSET  MSF WESTERN ASSET  MORGAN STANLEY UIF
                                             MSF T. ROWE PRICE   MANAGEMENT HIGH     MANAGEMENT U.S    EMERGING MARKETS
                                              LARGE CAP GROWTH     YIELD BOND          GOVERNMENT           EQUITY
                                             INVESTMENT OPTION  INVESTMENT OPTION  INVESTMENT OPTION   INVESTMENT OPTION
                                                 (CLASS B)        (CLASS A) (a)        (CLASS A)         (CLASS I) (a)
                                             -----------------  -----------------  -----------------  ------------------
INVESTMENT INCOME:
      Dividends                                   $  3,828         $ 1,967,743          $535,051            $      --
                                                 ---------         -----------          --------         ------------
EXPENSES:
      Mortality and expense risk
         charges                                     5,761              10,798            10,604                  933
                                                  --------         -----------          --------            ---------
            Net investment income (loss)            (1,933)          1,956,945           524,447                 (933)
                                                  --------         -----------          --------            ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   17,658             168,716                --                   --
      Realized gains (losses) on sale of
         investments                               195,319            (311,721)           66,439              366,479
                                                  --------         -----------          --------            ---------
            Net realized gains (losses)            212,977            (143,005)           66,439              366,479
                                                  --------         -----------          --------            ---------
      Change in unrealized gains (losses)
         on investments                            (48,211)         (1,068,568)          370,980             (230,310)
                                                  --------         -----------          --------            ---------
      Net increase (decrease) in net assets
         resulting from operations                $162,833         $   745,372          $961,866            $ 135,236
                                                  ========         ===========          ========            =========


                                                                         PIMCO VIT
                                               PIMCO VIT LOW            REAL RETURN
                                                  DURATION           INVESTMENT OPTION
                                             INVESTMENT OPTION  (ADMINISTRATIVE CLASS) (a)
                                             -----------------  --------------------------
INVESTMENT INCOME:
      Dividends                                  $1,193,940             $   767,185
                                                 ----------             -----------
EXPENSES:
      Mortality and expense risk
         charges                                     53,357                  33,346
                                                 ----------             -----------
            Net investment income (loss)          1,140,583                 733,839
                                                 ----------             -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --                      --
      Realized gains (losses) on sale of
         investments                                (24,671)             (2,209,876)
                                                 ----------             -----------
            Net realized gains (losses)             (24,671)             (2,209,876)
                                                 ----------             -----------
      Change in unrealized gains (losses)
         on investments                             368,924               2,726,285
                                                 ----------             -----------
      Net increase (decrease) in net assets
         resulting from operations               $1,484,836             $ 1,250,248
                                                 ==========             ===========

   The accompanying notes are an integral part of these financial statements.

                                                    PIMCO VIT         PIONEER MID CAP   PUTNAM VT DISCOVERY        PUTNAM VT
                                                  TOTAL RETURN           VALUE VCT            GROWTH         INTERNATIONAL EQUITY
                                                INVESTMENT OPTION    INVESTMENT OPTION   INVESTMENT OPTION     INVESTMENT OPTION
                                             (ADMINISTRATIVE CLASS)      (CLASS II)          (CLASS IB)         (CLASS IB) (a)
                                             ----------------------  -----------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends                                    $ 6,670,548           $  51,784            $    --            $   221,329
                                                   -----------           ---------            -------            -----------
EXPENSES:
      Mortality and expense risk
         charges                                       273,067              15,137                685                  4,985
                                                   -----------           ---------            -------            -----------
            Net investment income (loss)             6,397,481              36,647               (685)               216,344
                                                   -----------           ---------            -------            -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                           --             925,333             23,854                958,126
      Realized gains (losses) on sale of
         investments                                  (938,637)           (373,131)             8,376                812,963
                                                   -----------           ---------            -------            -----------
            Net realized gains (losses)               (938,637)            552,202             32,230              1,771,089
                                                   -----------           ---------            -------            -----------
      Change in unrealized gains (losses)
         on investments                              5,415,631            (179,802)            (7,085)            (1,350,606)
                                                   -----------           ---------            -------            -----------
      Net increase (decrease) in net assets
         resulting from operations                 $10,874,475           $ 409,047            $24,460            $   636,827
                                                   ===========           =========            =======            ===========

(a) For the period January 1, 2007 to April 27, 2007.

(b) For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                 PUTNAM VT
                                              SMALL CAP VALUE
                                             INVESTMENT OPTION   ROYCE MICRO CAP    ROYCE SMALL CAP
                                               (CLASS IB) (a)   INVESTMENT OPTION  INVESTMENT OPTION
                                             -----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                 $   219,605         $   96,642         $   3,292
                                                -----------         ----------         ---------
EXPENSES:
      Mortality and expense risk
         charges                                     26,954             24,304            13,018
                                                -----------         ----------         ---------
            Net investment income (loss)            192,651             72,338            (9,726)
                                                -----------         ----------         ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 4,392,097            550,689           286,382
      Realized gains (losses) on sale of
         investments                              3,248,086          1,316,168            73,106
                                                -----------         ----------         ---------
            Net realized gains (losses)           7,640,183          1,866,857           359,488
                                                -----------         ----------         ---------
      Change in unrealized gains (losses)
         on investments                          (5,024,482)          (707,530)         (621,157)
                                                -----------         ----------         ---------
      Net increase (decrease) in net assets
         resulting from operations              $ 2,808,352         $1,231,665         $(271,395)
                                                ===========         ==========         =========

                                                VANGUARD VIF    VANGUARD VIF EQUITY     VANGUARD VIF
                                             DIVERSIFIED VALUE        INDEX            INTERNATIONAL
                                             INVESTMENT OPTION   INVESTMENT OPTION   INVESTMENT OPTION
                                             -----------------  -------------------  -----------------
INVESTMENT INCOME:
      Dividends                                 $   393,757          $  417,548           $ 8,592
                                                -----------          ----------           -------
EXPENSES:
      Mortality and expense risk
         charges                                     53,383              67,995             1,688
                                                -----------          ----------           -------
            Net investment income (loss)            340,374             349,553             6,904
                                                -----------          ----------           -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   673,197           1,039,428            19,332
      Realized gains (losses) on sale of
         investments                              1,249,223             947,247             4,575
                                                -----------          ----------           -------
            Net realized gains (losses)           1,922,420           1,986,675            23,907
                                                -----------          ----------           -------
      Change in unrealized gains (losses)
         on investments                          (1,063,651)           (734,640)           63,813
                                                -----------          ----------           -------
      Net increase (decrease) in net assets
         resulting from operations              $ 1,199,143          $1,601,588           $94,624
                                                ===========          ==========           =======

   The accompanying notes are an integral part of these financial statements.

                                                                   VANGUARD VIF
                                               VANGUARD VIF         SHORT-TERM     VANGUARD VIF SMALL
                                               MID-CAP INDEX     INVESTMENT-GRADE    COMPANY GROWTH    THE MERGER FUND VL
                                             INVESTMENT OPTION  INVESTMENT OPTION   INVESTMENT OPTION   INVESTMENT OPTION
                                             -----------------  -----------------  ------------------  ------------------
INVESTMENT INCOME:
      Dividends                                  $  211,508            $  353           $  11,735             $    --
                                                 ----------            ------           ---------             -------
EXPENSES:
      Mortality and expense risk
         charges                                     40,057               176               9,158                 457
                                                 ----------            ------           ---------             -------
            Net investment income (loss)            171,451               177               2,577                (457)
                                                 ----------            ------           ---------             -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 1,781,547                --             207,159              16,584
      Realized gains (losses) on sale of
         investments                                 59,915                 2            (199,262)             (8,017)
                                                 ----------            ------           ---------             -------
            Net realized gains (losses)           1,841,462                 2               7,897               8,567
                                                 ----------            ------           ---------             -------
      Change in unrealized gains (losses)
            on investments                         (345,109)            1,478            (165,661)             (9,461)
                                                 ----------            ------           ---------             -------
      Net increase (decrease) in net assets
         resulting from operations               $1,667,804            $1,657           $(155,187)            $(1,351)
                                                 ==========            ======           =========             =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                     This page is intentionally left blank.

              METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                    AIM V.I. INTERNATIONAL GROWTH  AMERICAN CENTURY VP ULTRA  AMERICAN FUNDS GLOBAL GROWTH
                                          INVESTMENT OPTION            INVESTMENT OPTION            INVESTMENT OPTION
                                              (SERIES I)                   (CLASS I)                    (CLASS 2)
                                    -----------------------------  -------------------------  ----------------------------
                                          2007        2006             2007         2006           2007          2006
                                    -------------  --------------  -----------  ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   161,761  $   121,406     $    (7,087) $    (9,727)   $    481,628  $    91,460
   Net realized gain (loss)             1,257,313       53,136         163,603       92,276       4,278,184      413,621
   Change in unrealized gains
      (losses) on investments             836,287    1,933,406         514,556     (287,357)     (1,486,743)   2,191,474
                                      -----------  -----------     -----------  -----------    ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                2,255,361    2,107,948         671,072     (204,808)      3,273,069    2,696,555
                                      -----------  -----------     -----------  -----------    ------------  -----------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                  581,441      981,512              --           --       1,031,394      814,537
   Transfers from other funding
      options                          48,149,555   11,932,471          96,342      244,209       6,825,558    9,216,917
   Growth rate intra-fund
      transfers in                           (328)     470,102              --           --            (474)     973,377
   Policy surrenders                   (3,036,945)     (53,863)        (43,018)     (76,455)     (2,721,612)    (546,231)
   Transfers to other funding
      options                          (7,851,527)    (869,956)     (1,467,546)  (1,361,178)    (14,546,941)  (2,013,388)
   Growth rate intra-fund
      transfers out                           328     (470,103)             --           --             474     (973,378)
   Other receipts (payments)              (13,335)      (1,988)             --      (30,659)        (20,218)     (13,138)
                                      -----------  -----------     -----------  -----------    ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from policy transactions      37,829,189   11,988,175      (1,414,222)  (1,224,083)     (9,431,819)   7,458,696
                                      -----------  -----------     -----------  -----------    ------------  -----------
      Net increase (decrease)
         in net assets                 40,084,550   14,096,123        (743,150)  (1,428,891)     (6,158,750)  10,155,251
NET ASSETS:
   Beginning of period                 15,370,810    1,274,687       4,351,308    5,780,199      21,279,370   11,124,119
                                      -----------  -----------     -----------  -----------    ------------  -----------
   End of period                      $55,455,360  $15,370,810     $ 3,608,158  $ 4,351,308    $ 15,120,620  $21,279,370
                                      ===========  ===========     ===========  ===========    ============  ===========


(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                       AMERICAN FUNDS GROWTH    AMERICAN FUNDS GROWTH-INCOME
                                         INVESTMENT OPTION            INVESTMENT OPTION
                                             (CLASS 2)                    (CLASS 2)
                                    --------------------------  ----------------------------
                                        2007          2006           2007          2006
                                    ------------  ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $    420,874  $    434,514   $    665,220  $    545,878
   Net realized gain (loss)           11,291,955     4,342,017      3,575,593     3,036,298
   Change in unrealized gains
      (losses) on investments         (1,732,357)      942,184     (3,065,386)    2,166,725
                                    ------------  ------------   ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations               9,980,472     5,718,715      1,175,427     5,748,901
                                    ------------  ------------   ------------  ------------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners               5,030,878     8,606,443      3,189,013     6,810,140
   Transfers from other funding
      options                         15,472,997    37,744,712     25,205,640    28,831,330
   Growth rate intra-fund
      transfers in                            --       508,577             --         9,800
   Policy surrenders                  (1,767,158)   (7,379,385)    (1,068,871)   (6,644,821)
   Transfers to other funding
      options                        (32,743,608)  (25,313,668)   (18,227,315)  (30,030,361)
   Growth rate intra-fund
      transfers out                           --      (508,577)            --        (9,800)
   Other receipts (payments)            (652,108)      (87,717)      (538,816)      (28,201)
                                    ------------  ------------   ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from policy transactions    (14,658,999)   13,570,385      8,559,651    (1,061,913)
                                    ------------  ------------   ------------  ------------
      Net increase (decrease)
         in net assets                (4,678,527)   19,289,100      9,735,078     4,686,988
NET ASSETS:
   Beginning of period                77,475,135    58,186,035     41,046,264    36,359,276
                                    ------------  ------------   ------------  ------------
   End of period                    $ 72,796,608  $ 77,475,135   $ 50,781,342  $ 41,046,264
                                    ============  ============   ============  ============

                                    CREDIT SUISSE TRUST EMERGING  DELAWARE VIP SMALL CAP VALUE
                                              MARKETS                  INVESTMENT OPTION
                                         INVESTMENT OPTION             (STANDARD CLASS)
                                    ----------------------------  ----------------------------
                                       2007 (a)       2006              2007         2006
                                    ------------  --------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (2,604) $    (12,304)     $    27,458  $     2,890
   Net realized gain (loss)            1,078,385    11,043,637          838,987      635,045
   Change in unrealized gains
      (losses) on investments           (861,085)   (4,273,658)      (2,242,480)     487,965
                                     -----------  ------------      -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 214,696     6,757,675       (1,376,035)   1,125,900
                                     -----------  ------------      -----------  -----------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                  33,277       831,552        1,859,758    2,321,107
   Transfers from other funding
      options                            543,900    17,959,577        6,758,302    3,990,888
   Growth rate intra-fund
      transfers in                            --        28,724               --       17,966
   Policy surrenders                     (17,428)     (244,293)        (263,548)    (160,923)
   Transfers to other funding
      options                         (4,411,312)  (46,202,634)      (3,750,113)  (2,018,248)
   Growth rate intra-fund
      transfers out                           --       (28,713)              --      (17,966)
   Other receipts (payments)              (3,894)       (5,200)         (50,850)          --
                                     -----------  ------------      -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from policy transactions     (3,855,457)  (27,660,987)       4,553,549    4,132,824
                                     ---------    ------------      -----------  -----------
      Net increase (decrease)
         in net assets                (3,640,761)  (20,903,312)       3,177,514    5,258,724
NET ASSETS:
   Beginning of period                 3,640,761    24,544,073       10,532,970    5,274,246
                                     -----------  ------------      -----------  -----------
   End of period                     $        --  $  3,640,761      $13,710,484  $10,532,970
                                     ===========  ============      ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                       DREYFUS STOCK INDEX       DREYFUS VIF APPRECIATION   DREYFUS VIF DEVELOPING LEADERS
                                        INVESTMENT OPTION            INVESTMENT OPTION             INVESTMENT OPTION
                                        (INITIAL SHARES)             (INITIAL SHARES)              (INITIAL SHARES)
                                    --------------------------  --------------------------  ------------------------------
                                       2007 (a)        2006          2007          2006           2007            2006
                                    ------------  ------------  ------------  ------------    ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $    223,898  $    657,571  $    350,417  $     21,088    $     11,535  $     50,698
   Net realized gain (loss)           12,127,499       591,702     3,339,271       273,655         912,508     2,655,154
   Change in unrealized gains
      (losses) on investments         (8,716,781)    5,459,217    (2,378,252)    2,672,926      (1,338,853)   (3,218,930)
                                    ------------  ------------  ------------  ------------    ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations               3,634,616     6,708,490     1,311,436     2,967,669        (414,810)     (513,078)
                                    ------------  ------------  ------------  ------------    ------------  ------------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners               1,770,499     4,148,671     1,338,368     1,862,618         379,082       484,838
   Transfers from other funding
      options                         13,439,913    21,432,476     1,561,502    21,901,561         440,915    10,233,021
   Growth rate intra-fund
      transfers in                            --    16,331,306       (13,669)   20,055,136              --        23,628
   Policy surrenders                    (523,552)   (2,020,476)  (10,603,029)     (325,354)        (63,295)     (247,758)
   Transfers to other funding
      options                        (73,931,786)   (4,614,972)  (15,514,187)   (4,234,331)    (13,136,512)  (19,879,187)
   Growth rate intra-fund
      transfers out                           --   (16,330,784)       13,675   (20,055,151)             --       (23,628)
   Other receipts (payments)                  --      (174,617)      (57,156)      (46,206)         (3,598)      (10,786)
                                    ------------  ------------  ------------  ------------    ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from policy transactions    (59,244,926)   18,771,604   (23,274,496)   19,158,273     (12,383,408)   (9,419,872)
                                    ------------  ------------  ------------  ------------    ------------  ------------
      Net increase (decrease)
         in net assets               (55,610,310)   25,480,094   (21,963,060)   22,125,942     (12,798,218)   (9,932,950)
NET ASSETS:
   Beginning of period                55,610,310    30,130,216    26,028,032     3,902,090      14,949,610    24,882,560
                                    ------------  ------------  ------------  ------------    ------------  ------------
   End of period                    $         --  $ 55,610,310  $  4,064,972  $ 26,028,032    $  2,151,392  $ 14,949,610
                                    ============  ============  ============  ============    ============  ============

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     DWS VIT SMALL CAP INDEX    FIDELITY VIP ASSET MANAGER SM
                                        INVESTMENT OPTION             INVESTMENT OPTION
                                           (CLASS A)                   (INITIAL CLASS)
                                    --------------------------  -----------------------------
                                       2007 (a)       2006           2007 (a)      2006
                                    ------------  ------------    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $    224,832  $    191,003    $   114,017  $    65,602
   Net realized gain (loss)            5,771,913     6,274,698        339,819       23,857
   Change in unrealized gains
      (losses) on investments         (4,498,858)     (225,416)      (254,382)     119,274
                                    ------------  ------------    -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations               1,497,887     6,240,285        199,454      208,733
                                    ------------  ------------    -----------  -----------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                 291,286     1,425,521        177,940      455,686
   Transfers from other funding
      options                          3,536,157    19,618,543        266,127    1,176,215
   Growth rate intra-fund
      transfers in                            --        18,694             --      256,518
   Policy surrenders                     (93,763)   (1,017,312)       (13,250)    (129,051)
   Transfers to other funding
      options                        (32,911,865)  (31,371,331)    (4,298,911)    (746,842)
   Growth rate intra-fund
      transfers out                           --       (18,688)            --     (256,518)
   Other receipts (payments)              (5,368)      (30,453)            --           --
                                    ------------  ------------    -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from policy transactions    (29,183,553)  (11,375,026)    (3,868,094)     756,008
                                    ------------  ------------    -----------  -----------
      Net increase (decrease)
         in net assets               (27,685,666)   (5,134,741)    (3,668,640)     964,741
NET ASSETS:
   Beginning of period                27,685,666    32,820,407      3,668,640    2,703,899
                                    ------------  ------------    -----------  -----------
   End of period                    $         --  $ 27,685,666    $        --  $ 3,668,640
                                    ============  ============    ===========  ===========
                                      FIDELITY VIP CONTRAFUND      FIDELITY VIP CONTRAFUND
                                         INVESTMENT OPTION            INVESTMENT OPTION
                                          (INITIAL CLASS)             (SERVICE CLASS 2)
                                    ---------------------------  --------------------------
                                        2007          2006 (b)        2007        2006
                                    ------------   ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $    127,949   $     82,825  $    242,845  $    251,008
   Net realized gain (loss)            5,093,396        982,109    12,286,399     3,903,406
   Change in unrealized gains
      (losses) on investments         (2,100,054)      (622,275)   (5,832,475)     (508,371)
                                    ------------   ------------  ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations               3,121,291        442,659     6,696,769     3,646,043
                                    ------------   ------------  ------------  ------------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                 286,684        731,814     2,838,426     3,014,778
   Transfers from other funding
      options                         10,238,025     14,980,870    12,771,261    21,127,578
   Growth rate intra-fund
      transfers in                        (7,236)    11,021,675            --        21,690
   Policy surrenders                  (6,453,770)       (57,021)     (849,207)     (750,057)
   Transfers to other funding
      options                         (2,272,124)    (2,475,681)  (14,128,504)   (7,893,525)
   Growth rate intra-fund
      transfers out                        7,239    (11,021,683)           --       (21,689)
   Other receipts (payments)             (34,444)       (18,859)      (25,861)      (14,532)
                                    ------------   ------------  ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from policy transactions      1,764,374     13,161,115       606,115    15,484,243
                                    ------------   ------------  ------------  ------------
      Net increase (decrease)
         in net assets                 4,885,665     13,603,774     7,302,884    19,130,286
NET ASSETS:
   Beginning of period                13,603,774             --    37,940,697    18,810,411
                                    ------------   ------------  ------------  ------------
   End of period                    $ 18,489,439   $ 13,603,774  $ 45,243,581  $ 37,940,697
                                    ============   ============  ============  ============

   The accompanying notes are an integral part of these financial statements.

                                     FIDELITY VIP GROWTH & INCOME     FIDELITY VIP MID CAP      FIDELITY VIP OVERSEAS
                                           INVESTMENT OPTION           INVESTMENT OPTION          INVESTMENT OPTION
                                           (SERVICE CLASS 2)           (SERVICE CLASS 2)          (SERVICE CLASS 2)
                                     ----------------------------  --------------------------  ------------------------
                                          2007           2006          2007          2006          2007         2006
                                     -------------  -------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   102,843    $    46,796   $    146,971  $    (47,087) $   722,940  $    77,908
   Net realized gain (loss)               998,238        261,645      6,942,953     3,527,964    1,978,010      946,077
   Change in unrealized gains
      (losses) on investments            (141,304)     1,235,377      2,430,556    (1,066,759)   1,101,545    1,925,940
                                      -----------    -----------   ------------  ------------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                  959,777      1,543,818      9,520,480     2,414,118    3,802,495    2,949,925
                                      -----------    -----------   ------------  ------------  -----------  -----------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                       --          6,649      2,516,162     4,940,268      872,585    1,652,898
   Transfers from other funding
      options                             282,398      3,693,681     36,380,411    45,685,738   10,611,330    7,223,326
   Growth rate intra-fund
      transfers in                             --             --        (10,617)   16,949,364           --       26,858
   Policy surrenders                     (110,096)       (97,432)    (8,098,523)   (6,512,266)    (237,448)    (144,974)
   Transfers to other funding
      options                          (6,853,915)    (1,297,614)   (22,848,033)  (21,121,861)  (3,851,705)  (6,189,003)
   Growth rate intra-fund
      transfers out                            --             --         10,621   (16,949,375)          --      (26,858)
   Other receipts (payments)                   --             --        (55,770)      (95,797)      (4,593)          --
                                      -----------    -----------   ------------  ------------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from policy transactions      (6,681,613)     2,305,284      7,894,251    22,896,071    7,390,169    2,542,247
                                      -----------    -----------   ------------  ------------  -----------  -----------
      Net increase (decrease)
         in net assets                 (5,721,836)     3,849,102     17,414,731    25,310,189   11,192,664    5,492,172
NET ASSETS:
   Beginning of period                 13,415,928      9,566,826     47,982,767    22,672,578   20,005,505   14,513,333
                                      -----------    -----------   ------------  ------------  -----------  -----------
   End of period                      $ 7,694,092    $13,415,928   $ 65,397,498  $ 47,982,767  $31,198,169  $20,005,505
                                      ===========    ===========   ============  ============  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     FTVIP TEMPLETON GLOBAL ASSET  FTVIPT FRANKLIN SMALL-MID CAP
                                              ALLOCATION                 GROWTH SECURITIES
                                           INVESTMENT OPTION             INVESTMENT OPTION
                                               (CLASS 1)                     (CLASS 2)
                                     ----------------------------  -----------------------------
                                        2007 (a)      2006 (b)          2007           2006
                                     -------------  -------------  -------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $    (3,789) $   35,112      $   (22,188)  $    (27,196)
   Net realized gain (loss)                557,939      32,671        2,152,141      2,428,320
   Change in unrealized gains
      (losses) on investments             (244,459)    244,459         (690,312)      (637,562)
                                       -----------  ----------      -----------   ------------
      Net increase (decrease)
         in net assets resulting
         from operations                   309,691     312,242        1,439,641      1,763,562
                                       -----------  ----------      -----------   ------------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                   196,997      25,777          790,664      2,232,752
   Transfers from other funding
      options                            1,308,446   3,988,982        2,371,301      4,034,800
   Growth rate intra-fund
      transfers in                            (265)    395,554               --         18,492
   Policy surrenders                       (12,051)     (8,543)        (359,210)      (763,036)
   Transfers to other funding
      options                           (5,963,503)   (150,108)      (6,084,586)   (14,227,842)
   Growth rate intra-fund
      transfers out                            265    (395,555)              --        (18,489)
   Other receipts (payments)                (6,522)     (1,407)        (177,997)        (2,242)
                                       -----------  ----------      -----------   ------------
      Net increase (decrease)
         in net assets resulting
         from policy transactions       (4,476,633)  3,854,700       (3,459,828)    (8,725,565)
                                       -----------  ----------      -----------   ------------
      Net increase (decrease)
         in net assets                  (4,166,942)  4,166,942       (2,020,187)    (6,962,003)
NET ASSETS:
   Beginning of period                   4,166,942          --       13,388,225     20,350,228
                                       -----------  ----------      -----------   ------------
   End of period                       $        --  $4,166,942      $11,368,038   $ 13,388,225
                                       ===========  ==========      ===========   ============

                                     FTVIPT TEMPLETON DEVELOPING   FTVIPT TEMPLETON FOREIGN
                                          MARKETS SECURITIES              SECURITIES
                                          INVESTMENT OPTION           INVESTMENT OPTION
                                              (CLASS 2)                   (CLASS 2)
                                     ---------------------------  --------------------------
                                          2007         2006            2007         2006
                                     ------------  -------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    722,460  $    306,955   $    269,576  $    287,250
   Net realized gain (loss)             6,243,214     1,655,933      5,366,707     1,692,074
   Change in unrealized gains
      (losses) on investments           2,286,092     5,468,216     (2,220,549)    2,784,729
                                     ------------  ------------   ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations                9,251,766     7,431,104      3,415,734     4,764,053
                                     ------------  ------------   ------------  ------------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                1,552,117     2,472,232      2,436,329     3,563,699
   Transfers from other funding
      options                          17,470,830    15,603,609      5,840,170     6,830,768
   Growth rate intra-fund
      transfers in                             --        41,203             --       158,682
   Policy surrenders                     (378,877)     (406,480)      (311,667)     (882,025)
   Transfers to other funding
      options                         (17,117,161)  (12,097,456)   (20,343,118)  (11,169,209)
   Growth rate intra-fund
      transfers out                            --       (41,203)            --      (158,682)
   Other receipts (payments)              (11,060)      (73,992)      (360,065)       (8,724)
                                     ------------  ------------   ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from policy transactions       1,515,849     5,497,913    (12,738,351)   (1,665,491)
                                     ------------  ------------   ------------  ------------
      Net increase (decrease)
         in net assets                 10,767,615    12,929,017     (9,322,617)    3,098,562
NET ASSETS:
   Beginning of period                 36,284,418    23,355,401     27,755,812    24,657,250
                                     ------------  ------------   ------------  ------------
   End of period                     $ 47,052,033  $ 36,284,418   $ 18,433,195  $ 27,755,812
                                     ============  ============   ============  ============

   The accompanying notes are an integral part of these financial statements.

                                     FTVIPT TEMPLETON GLOBAL
                                        INCOME SECURITIES     JANUS ASPEN GLOBAL TECHNOLOGY  JANUS ASPEN WORLDWIDE GROWTH
                                        INVESTMENT OPTION           INVESTMENT OPTION             INVESTMENT OPTION
                                            (CLASS 1)                (SERVICE SHARES)              (SERVICE SHARES)
                                    ------------------------  -----------------------------  ----------------------------
                                        2007         2006           2007         2006              2007        2006
                                    -----------  -----------    -----------  -----------       -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $   178,575  $    57,914    $     1,548  $    (3,530)      $     7,800  $   26,788
   Net realized gain (loss)             (47,978)      11,878        375,045      257,561           202,767      88,726
   Change in unrealized gains
      (losses) on investments           226,395      209,863        (43,025)     (94,808)          (13,743)    230,218
                                    -----------  -----------    -----------  -----------       -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                356,992      279,655        333,568      159,223           196,824     345,732
                                    -----------  -----------    -----------  -----------       -----------  ----------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                327,381      155,703        236,778      188,178           152,452     174,304
   Transfers from other funding
      options                         8,337,110    4,269,094      3,210,523    1,556,670           967,603     905,221
   Growth rate intra-fund
      transfers in                         (111)     189,827             --       15,856                --          33
   Policy surrenders                 (1,718,497)     (58,478)       (21,810)     (27,494)          (35,005)    (37,132)
   Transfers to other funding
      options                        (1,281,721)  (1,306,164)    (3,757,615)  (2,187,722)       (1,148,641)   (894,438)
   Growth rate intra-fund
      transfers out                         111     (189,827)            --      (15,856)               --         (33)
   Other receipts (payments)            (14,182)        (856)        (2,299)      (3,601)           (1,970)     (7,215)
                                    -----------  -----------    -----------  -----------       -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from policy transactions     5,650,091    3,059,299       (334,423)    (473,969)          (65,561)    140,740
                                    -----------  -----------    -----------  -----------       -----------  ----------
      Net increase (decrease)
         in net assets                6,007,083    3,338,954           (855)    (314,746)          131,263     486,472
NET ASSETS:
   Beginning of period                4,284,829      945,875      1,628,030    1,942,776         2,189,434   1,702,962
                                    -----------  -----------    -----------  -----------       -----------  ----------
   End of period                    $10,291,912  $ 4,284,829    $ 1,627,175  $ 1,628,030       $ 2,320,697  $2,189,434
                                    ===========  ===========    ===========  ===========       ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                    LMPVET AGGRESSIVE GROWTH  LMPVET APPRECIATION
                                       INVESTMENT OPTION       INVESTMENT OPTION
                                           (CLASS I)               (CLASS I)
                                    ------------------------  -------------------
                                        2007         2006          2007   2006
                                    -----------  -----------     -------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $   (13,324) $   (11,958)    $   415  $ --
   Net realized gain (loss)             412,346      430,086       3,155    --
   Change in unrealized gains
      (losses) on investments          (284,944)      93,221      (4,710)   --
                                    -----------  -----------     -------  ----
      Net increase (decrease)
         in net assets resulting
         from operations                114,078      511,349      (1,140)   --
                                    -----------  -----------     -------  ----
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                575,791    1,056,346          --    --
   Transfers from other funding
      options                         1,986,201    3,981,906      46,486    --
   Growth rate intra-fund
      transfers in                           --       15,996          --    --
   Policy surrenders                   (245,600)  (1,071,505)        (88)   --
   Transfers to other funding
      options                        (3,149,399)  (3,381,204)     (2,269)   --
   Growth rate intra-fund
      transfers out                          --      (15,996)         --    --
   Other receipts (payments)             (1,640)          --          --    --
                                    -----------  -----------     -------  ----
      Net increase (decrease)
         in net assets resulting
         from policy transactions      (834,647)     585,543      44,129    --
                                    -----------  -----------     -------  ----
      Net increase (decrease)
         in net assets                 (720,569)   1,096,892      42,989    --
NET ASSETS:
   Beginning of period                6,545,324    5,448,432          --    --
                                    -----------  -----------     -------  ----
   End of period                    $ 5,824,755  $ 6,545,324     $42,989  $ --
                                    ===========  ===========     =======  ====

                                       LMPVET EQUITY INDEX     LMPVET FUNDAMENTAL VALUE
                                        INVESTMENT OPTION         INVESTMENT OPTION
                                            (CLASS I)                 (CLASS I)
                                    -------------------------  ------------------------
                                        2007         2006          2007         2006
                                    -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $   426,226  $    320,741  $    44,959  $    64,764
   Net realized gain (loss)           3,189,886     8,862,231      732,389      335,303
   Change in unrealized gains
      (losses) on investments        (2,293,350)   (3,788,241)    (751,679)     344,640
                                    -----------  ------------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations              1,322,762     5,394,731       25,669      744,707
                                    -----------  ------------  -----------  -----------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners              1,266,279     1,993,915      247,304      188,626
   Transfers from other funding
      options                         7,420,811    29,238,856   11,635,998    1,121,972
   Growth rate intra-fund
      transfers in                           --       379,789           --       22,355
   Policy surrenders                 (1,592,656)   (5,932,994)  (4,923,420)     (90,047)
   Transfers to other funding
      options                        (9,850,524)  (77,511,671)  (7,213,360)  (2,137,932)
   Growth rate intra-fund
      transfers out                          --      (379,779)          --      (22,355)
   Other receipts (payments)            (16,765)     (183,340)      (6,776)     (17,901)
                                    -----------  ------------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from policy transactions    (2,772,855)  (52,395,224)    (260,254)    (935,282)
                                    -----------  ------------  -----------  -----------
      Net increase (decrease)
         in net assets               (1,450,093)  (47,000,493)    (234,585)    (190,575)
NET ASSETS:
   Beginning of period               27,462,892    74,463,385    4,938,969    5,129,544
                                    -----------  ------------  -----------  -----------
   End of period                    $26,012,799  $ 27,462,892  $ 4,704,384  $ 4,938,969
                                    ===========  ============  ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                    LMPVET INTERNATIONAL ALL CAP       LMPVET INVESTORS      LMPVET LARGE CAP GROWTH
                                             OPPORTUNITY              INVESTMENT OPTION         INVESTMENT OPTION
                                          INVESTMENT OPTION                (CLASS I)                 (CLASS I)
                                    ----------------------------  -------------------------  ------------------------
                                           2007       2006            2007         2006          2007         2006
                                        ---------  ---------      -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $   6,909  $  17,685      $    75,502  $    107,505  $   (14,585) $    (7,606)
   Net realized gain (loss)               535,560     57,495          670,076     5,283,539      291,389      283,307
   Change in unrealized gains
      (losses) on investments            (474,683)    16,271         (437,140)   (2,600,283)     112,891      (58,484)
                                        ---------  ---------      -----------  ------------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                   67,786     91,451          308,438     2,790,761      389,695      217,217
                                        ---------  ---------      -----------  ------------  -----------  -----------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                   52,910     68,384          264,326       413,675      788,742    1,276,365
   Transfers from other funding
      options                             307,369    709,397        1,268,768     8,594,259    2,551,629    3,119,652
   Growth rate intra-fund
      transfers in                             --     25,854               --        27,421           --      179,591
   Policy surrenders                       (9,771)   (15,365)         (89,776)     (175,206)    (128,715)    (951,106)
   Transfers to other funding
      options                            (390,386)  (239,626)      (2,177,338)  (34,817,535)  (2,650,618)  (5,339,355)
   Growth rate intra-fund
      transfers out                            --    (25,854)              --       (27,416)          --     (179,591)
   Other receipts (payments)               (2,885)        --           (5,827)      (18,594)      (4,421)          --
                                        ---------  ---------      -----------  ------------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from policy transactions         (42,763)   522,790         (739,847)  (26,003,396)     556,617   (1,894,444)
                                        ---------  ---------      -----------  ------------  -----------  -----------
      Net increase (decrease)
         in net assets                     25,023    614,241         (431,409)  (23,212,635)     946,312   (1,677,227)
NET ASSETS:
   Beginning of period                    962,972    348,731        7,668,605    30,881,240    7,378,268    9,055,495
                                        ---------  ---------      -----------  ------------  -----------  -----------
   End of period                        $ 987,995  $ 962,972      $ 7,237,196  $  7,668,605  $ 8,324,580  $ 7,378,268
                                        =========  =========      ===========  ============  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                         LMPVPI ALL CAP
                                    LMPVET SOCIAL AWARENESS STOCK      INVESTMENT OPTION
                                            INVESTMENT OPTION              (CLASS I)
                                    -----------------------------  -------------------------
                                          2007        2006           2007 (a)        2006
                                       ----------  ----------      ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $   24,302  $    6,659      $     22,095  $   114,696
   Net realized gain (loss)               429,731      32,290         1,387,030    1,265,322
   Change in unrealized gains
      (losses) on investments            (238,456)    100,141          (864,468)      96,068
                                       ----------  ----------      ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                  215,577     139,090           544,657    1,476,086
                                       ----------  ----------      ------------  -----------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                   47,821      99,602           396,744      997,658
   Transfers from other funding
      options                             388,449     337,093           403,321    7,321,187
   Growth rate intra-fund
      transfers in                             --          --            (5,345)   7,967,940
   Policy surrenders                      (20,639)    (22,707)          (29,922)    (253,903)
   Transfers to other funding
      options                            (631,647)   (407,539)      (11,854,141)  (6,640,572)
   Growth rate intra-fund
      transfers out                            --          --             5,347   (7,967,944)
   Other receipts (payments)                 (530)     (8,156)          (21,350)     (22,142)
                                       ----------  ----------      ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from policy transactions        (216,546)     (1,707)      (11,105,346)   1,402,224
                                       ----------  ----------      ------------  -----------
      Net increase (decrease)
         in net assets                       (969)    137,383       (10,560,689)   2,878,310
NET ASSETS:
   Beginning of period                  2,125,871   1,988,488        10,560,689    7,682,379
                                       ----------  ----------      ------------  -----------
   End of period                       $2,124,902  $2,125,871      $         --  $10,560,689
                                       ==========  ==========      ============  ===========

                                    LMPVET CAPITAL AND INCOME  LMPVIT GLOBAL HIGH YIELD BOND
                                        INVESTMENT OPTION            INVESTMENT OPTION
                                            (CLASS I)                    (CLASS I)
                                    -------------------------  -----------------------------
                                          2007 (c)   2006           2007        2006 (b)
                                        -----------  ----       ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $    20,515   $--       $  1,118,785  $  1,110,185
   Net realized gain (loss)                 272,989    --            302,462       182,387
   Change in unrealized gains
      (losses) on investments              (273,454)   --           (962,511)      (18,355)
                                        -----------   ---       ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations                     20,050    --            458,736     1,274,217
                                        -----------   ---       ------------  ------------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                     23,816    --            450,256     1,225,897
   Transfers from other funding
      options                             2,641,626    --         10,173,837    19,567,840
   Growth rate intra-fund
      transfers in                               --    --            (12,491)   19,429,093
   Policy surrenders                        (19,415)   --        (12,176,347)      (89,247)
   Transfers to other funding
      options                            (1,002,065)   --         (3,193,269)   (1,953,099)
   Growth rate intra-fund
      transfers out                              --    --             12,496   (19,429,106)
   Other receipts (payments)                   (888)   --            (48,881)      (29,896)
                                        -----------   ---       ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from policy transactions         1,643,074    --         (4,794,399)   18,721,482
                                        -----------   ---       ------------  ------------
      Net increase (decrease)
         in net assets                    1,663,124    --         (4,335,663)   19,995,699
NET ASSETS:
   Beginning of period                           --    --         19,995,699            --
                                        -----------   ---       ------------  ------------
   End of period                        $ 1,663,124   $--       $ 15,660,036  $ 19,995,699
                                        ===========   ===       ============  ============

   The accompanying notes are an integral part of these financial statements.


                                       LMPVIT GOVERNMENT     LMPVIT STRATEGIC BOND     LMPVPI TOTAL RETURN
                                       INVESTMENT OPTION       INVESTMENT OPTION        INVESTMENT OPTION
                                           (CLASS I)               (CLASS I)                (CLASS I)
                                    ---------------------  ------------------------  ----------------------
                                       2007        2006        2007        2006        2007 (a)      2006
                                    ----------  ---------  -----------  -----------  -----------  ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $   35,737  $   5,696  $   232,070  $   230,718  $    13,166  $  14,427
   Net realized gain (loss)             16,409       (780)     (17,747)      32,761       70,463     35,360
   Change in unrealized gains
      (losses) on investments          (21,551)     4,190     (130,762)      54,889      (40,631)    32,803
                                    ----------  ---------  -----------  -----------  -----------  ---------
      Net increase (decrease)
         in net assets resulting
         from operations                30,595      9,106       83,561      318,368       42,998     82,590
                                    ----------  ---------  -----------  -----------  -----------  ---------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                74,808      8,750      284,386    1,006,881      126,768    226,688
   Transfers from other funding
      options                        1,426,972    341,965    2,021,063    3,548,115      894,068    761,495
   Growth rate intra-fund
      transfers in                          --         --           --       15,264           --         36
   Policy surrenders                   (11,476)    (3,322)     (38,207)  (2,812,669)      (3,837)   (26,019)
   Transfers to other funding
      options                         (976,146)  (398,718)  (2,046,527)  (1,313,296)  (1,949,914)  (643,452)
   Growth rate intra-fund
      transfers out                         --         --           --      (15,264)          --        (36)
   Other receipts (payments)            (1,042)        --       (5,961)          --           --         --
                                    ----------  ---------  -----------  -----------  -----------  ---------
      Net increase (decrease)
         in net assets resulting
         from policy transactions      513,116    (51,325)     214,754      429,031     (932,915)   318,712
                                    ----------  ---------  -----------  -----------  -----------  ---------
      Net increase (decrease)
         in net assets                 543,711    (42,219)     298,315      747,399     (889,917)   401,302
NET ASSETS:
   Beginning of period                 152,054    194,273    4,679,187    3,931,788      889,917    488,615
                                    ----------  ---------  -----------  -----------  -----------  ---------
   End of period                    $  695,765  $ 152,054  $ 4,977,502  $ 4,679,187  $        --  $ 889,917
                                    ==========  =========  ===========  ===========  ===========  =========

(a) For the period January 1, 2007 to April 27, 2007.

(b) For the period May 1, 2006 to December 31, 2006.

(c) For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.


                                    LORD ABBETT GROWTH AND INCOME   LORD ABBETT MID-CAP VALUE
                                            INVESTMENT OPTION           INVESTMENT OPTION
                                              (CLASS VC)                  (CLASS VC)
                                    -----------------------------  --------------------------
                                        2007 (a)       2006           2007 (a)       2006
                                      ----------   -----------     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $    (3,447) $    44,570      $   (12,285) $     33,337
   Net realized gain (loss)               569,744      314,069        2,514,760     2,717,043
   Change in unrealized gains
      (losses) on investments            (334,733)     326,447         (796,797)       41,940
                                      -----------  -----------      -----------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations                  231,564      685,086        1,705,678     2,792,320
                                      -----------  -----------     ------------  ------------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                   22,687      550,789        1,070,080     3,759,807
   Transfers from other funding
      options                           1,272,865    2,788,579        1,181,568     8,345,202
   Growth rate intra-fund
      transfers in                             --        1,273               --       296,327
   Policy surrenders                      (18,183)    (155,460)         (72,836)     (298,231)
   Transfers to other funding
      options                          (6,221,402)  (2,257,724)     (19,428,356)  (14,529,614)
   Growth rate intra-fund
      transfers out                            --       (1,273)              --      (296,327)
   Other receipts (payments)                   --       (1,880)              --        (5,496)
                                      -----------  -----------     ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from policy transactions      (4,944,033)     924,304      (17,249,544)   (2,728,332)
                                      ----------   -----------     ------------  ------------
      Net increase (decrease)
         in net assets                 (4,712,469)   1,609,390      (15,543,866)       63,988
NET ASSETS:
   Beginning of period                  4,712,469    3,103,079       15,543,866    15,479,878
                                      -----------  -----------     ------------  ------------
   End of period                      $        --  $ 4,712,469     $         --  $ 15,543,866
                                      ===========  ===========     ============  ============

                                         MIST BATTERYMARCH
                                           MID-CAP STOCK        MIST BLACKROCK HIGH YIELD
                                         INVESTMENT OPTION           INVESTMENT OPTION
                                             (CLASS A)                  (CLASS A)
                                    --------------------------  -------------------------
                                        2007        2006 (b)          2007 (c)   2006
                                    ------------  ------------      -----------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $      3,997  $    (16,801)     $   (10,825)  $--
   Net realized gain (loss)              873,028        54,633          (48,061)   --
   Change in unrealized gains
      (losses) on investments           (124,645)     (410,683)        (306,919)   --
                                    ------------  ------------      -----------   ---
      Net increase (decrease)
         in net assets resulting
         from operations                 752,380      (372,851)        (365,805)   --
                                    ------------  ------------      -----------   ---
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                 526,148       183,111        1,060,054    --
   Transfers from other funding
      options                          1,180,223    40,036,248       23,724,429    --
   Growth rate intra-fund
      transfers in                            --         1,867               --    --
   Policy surrenders                    (104,886)   (1,030,703)         (87,554)   --
   Transfers to other funding
      options                        (11,298,989)  (24,075,424)      (5,562,512)   --
   Growth rate intra-fund
      transfers out                           --        (1,864)              --    --
   Other receipts (payments)              (7,738)         (537)         (12,999)   --
                                    ------------  ------------      -----------   ---
      Net increase (decrease)
         in net assets resulting
         from policy transactions     (9,705,242)   15,112,698       19,121,418    --
                                    ------------  ------------      -----------   ---
      Net increase (decrease)
         in net assets                (8,952,862)   14,739,847       18,755,613    --
NET ASSETS:
   Beginning of period                14,739,847            --               --    --
                                    ------------  ------------      -----------   ---
   End of period                    $  5,786,985  $ 14,739,847      $18,755,613   $--
                                    ============  ============      ===========   ===


   The accompanying notes are an integral part of these financial statements.

                                                                                                     MIST HARRIS OAKMARK
                                    MIST BLACKROCK LARGE-CAP CORE  MIST BLACKROCK LARGE-CAP CORE        INTERNATIONAL
                                          INVESTMENT OPTION              INVESTMENT OPTION            INVESTMENT OPTION
                                             (CLASS E)                       (CLASS A)                    (CLASS A)
                                    -----------------------------  -----------------------------  ------------------------
                                       2007 (c)       2006            2007 (a)       2006            2007        2006 (b)
                                    -------------  --------------  -------------  --------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (7,821)       $--         $     6,526     $   (1,179)   $    97,072  $   (12,842)
   Net realized gain (loss)               25,947         --             105,032          1,971      1,004,710       59,591
   Change in unrealized gains
      (losses) on investments             10,007         --             (54,909)        54,904     (2,508,938)   1,131,444
                                     -----------        ---         -----------     ----------    -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                  28,133         --              56,649         55,696     (1,407,156)   1,178,193
                                     -----------        ---         -----------     ----------    -----------  -----------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                  35,780         --              43,021         91,176      2,061,687      519,711
   Transfers from other funding
      options                         14,195,384         --             203,030      1,153,811     17,667,518   17,972,724
   Growth rate intra-fund
      transfers in                            --         --                  --             --             --          271
   Policy surrenders                     (36,258)        --              (2,577)        (6,326)    (2,627,062)    (642,214)
   Transfers to other funding
      options                         (4,778,421)        --          (1,144,031)      (450,449)    (4,318,637)  (6,740,240)
   Growth rate intra-fund
      transfers out                           --         --                  --             --             --         (270)
   Other receipts (payments)              (1,949)        --                  --             --        (16,106)      (3,448)
                                     -----------        ---         -----------     ----------    -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from policy transactions      9,414,536         --            (900,557)       788,212     12,767,400   11,106,534
                                     -----------        ---         -----------     ----------    -----------  -----------
      Net increase (decrease)
         in net assets                 9,442,669         --            (843,908)       843,908     11,360,244   12,284,727
NET ASSETS:
   Beginning of period                        --         --             843,908             --     12,284,727           --
                                     -----------        ---         -----------     ----------    -----------  -----------
   End of period                     $ 9,442,669        $--         $        --     $  843,908    $23,644,971  $12,284,727
                                     ===========        ===         ===========     ==========    ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                               MIST LOOMIS SAYLES GLOBAL
                                         MIST JANUS FORTY               MARKETS
                                        INVESTMENT OPTION          INVESTMENT OPTION
                                            (CLASS A)                  (CLASS A)
                                    -------------------------  -------------------------
                                        2007       2006 (b)     2007 (c)        2006
                                    -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $    (9,136) $    (21,206) $   (11,158)      $--
   Net realized gain (loss)           2,161,250      (541,474)    (403,331)       --
   Change in unrealized gains
      (losses) on investments         1,308,212       531,570      865,956        --
                                    -----------  ------------  -----------       ---
      Net increase (decrease)
         in net assets resulting
         from operations              3,460,326       (31,110)     451,467        --
                                    -----------  ------------  -----------       ---
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                621,454     1,024,240       29,857        --
   Transfers from other funding
      options                         5,945,232    27,452,431   11,221,673        --
   Growth rate intra-fund
      transfers in                           --       710,825           --        --
   Policy surrenders                   (542,253)   (1,154,023)    (996,796)       --
   Transfers to other funding
      options                        (6,663,542)  (14,610,844)    (807,054)       --
   Growth rate intra-fund
      transfers out                          --      (710,822)          --        --
   Other receipts (payments)             (8,162)      (18,421)      (5,498)       --
                                    -----------  ------------  -----------       ---
      Net increase (decrease)
         in net assets resulting
         from policy transactions      (647,271)   12,693,386    9,442,182        --
                                    -----------  ------------  -----------       ---
      Net increase (decrease)
         in net assets                2,813,055    12,662,276    9,893,649        --
NET ASSETS:
   Beginning of period               12,662,276            --           --        --
                                    -----------  ------------  -----------       ---
   End of period                    $15,475,331  $ 12,662,276  $ 9,893,649       $--
                                    ===========  ============  ===========       ===

                                                                     MIST LORD ABBETT GROWTH AND
                                    MIST LORD ABBETT BOND DEBENTURE            INCOME
                                           INVESTMENT OPTION              INVESTMENT OPTION
                                                (CLASS A)                     (CLASS B)
                                    -------------------------------  ---------------------------
                                         2007           2006 (b)         2007        2006 (b)
                                    ---------------  --------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   397,891    $    (9,063)     $    61,938  $    (3,544)
   Net realized gain (loss)               151,532         12,182          566,840       (2,183)
   Change in unrealized gains
      (losses) on investments            (256,798)       331,766         (325,220)     473,116
                                      -----------    -----------      -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                  292,625        334,885          303,558      467,389
                                      -----------    -----------      -----------  -----------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                  330,363        326,448          745,357       12,674
   Transfers from other funding
      options                           1,410,257      8,678,627        9,840,010    8,622,169
   Growth rate intra-fund
      transfers in                         (2,664)     4,170,703               --           --
   Policy surrenders                   (2,679,764)       (59,154)        (100,719)    (209,428)
   Transfers to other funding
      options                          (4,018,853)    (2,559,726)      (3,720,767)  (1,427,971)
   Growth rate intra-fund
      transfers out                         2,665     (4,170,706)              --           --
   Other receipts (payments)              (18,946)        (6,653)          (5,276)      (1,487)
                                      -----------    -----------      -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from policy transactions      (4,976,942)     6,379,539        6,758,605    6,995,957
                                      -----------    -----------      -----------  -----------
      Net increase (decrease)
         in net assets                 (4,684,317)     6,714,424        7,062,163    7,463,346
NET ASSETS:
   Beginning of period                  6,714,424             --        7,463,346           --
                                      -----------    -----------      -----------  -----------
   End of period                      $ 2,030,107    $ 6,714,424      $14,525,509  $ 7,463,346
                                      ===========    ===========      ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                                                      MIST MET/AIM CAPITAL
                                    MIST LORD ABBETT MID-CAP VALUE         APPRECIATION        MIST MET/AIM SMALL CAP GROWTH
                                            INVESTMENT OPTION           INVESTMENT OPTION            INVESTMENT OPTION
                                                (CLASS B)                   (CLASS A)                    (CLASS A)
                                    ------------------------------  -------------------------  -------------------------------
                                           2007       2006 (b)          2007       2006 (b)            2007     2006 (b)
                                       -----------  -----------     -----------  ------------      -----------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $    33,469  $    (1,094)    $    (3,726) $     (1,430)     $      (801) $   (275)
   Net realized gain (loss)              1,478,497       71,689         (47,044)      214,471           68,855     1,810
   Change in unrealized gains
      (losses) on investments           (3,736,719)     (19,145)        344,428      (339,868)         (11,743)   11,451
                                       -----------  -----------     -----------  ------------      -----------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                (2,224,753)      51,450         293,658      (126,827)          56,311    12,986
                                       -----------  -----------     -----------  ------------      -----------  --------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                 1,571,168           --         167,008        51,832           22,846        --
   Transfers from other funding
      options                           29,517,241   11,103,069         387,731    17,297,229        1,677,538   259,322
   Growth rate intra-fund
      transfers in                              --           --              --         2,380               --        --
   Policy surrenders                      (189,040)      (1,740)       (206,762)     (247,212)          (3,566)   (1,208)
   Transfers to other funding
      options                           (6,783,563)  (1,560,868)     (1,268,205)  (14,194,901)      (1,539,878)  (26,079)
   Growth rate intra-fund
      transfers out                             --           --              --        (2,376)              --        --
   Other receipts (payments)                (4,949)          --          (4,154)       (4,926)            (374)       --
                                       -----------  -----------     -----------  ------------      -----------  --------
      Net increase (decrease)
         in net assets resulting
         from policy transactions       24,110,857    9,540,461        (924,382)    2,902,026          156,566   232,035
                                       -----------  -----------     -----------  ------------      -----------  --------
      Net increase (decrease)
         in net assets                  21,886,104    9,591,911        (630,724)    2,775,199          212,877   245,021
NET ASSETS:
   Beginning of period                   9,591,911           --       2,775,199            --          245,021        --
                                       -----------  -----------     -----------  ------------      -----------  --------
   End of period                       $31,478,015  $ 9,591,911     $ 2,144,475  $  2,775,199      $   457,898  $245,021
                                       ===========  ===========     ===========  ============      ===========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                    MIST MFS EMERGING  MIST MFS RESEARCH  MIST NEUBERGER BERMAN REAL  MIST PIMCO INFLATION PROTECTED
                                      MARKETS EQUITY     INTERNATIONAL              ESTATE                       BOND
                                    INVESTMENT OPTION  INVESTMENT OPTION      INVESTMENT OPTION            INVESTMENT OPTION
                                        (CLASS A)          (CLASS B)              (CLASS A)                    (CLASS A)
                                    -----------------  -----------------  --------------------------  ------------------------------
                                      2007 (c)   2006    2007 (c)   2006      2007        2006 (b)              2007 (c)   2006
                                    -----------  ----  -----------  ----  ------------  ------------         ------------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $    (9,528)  $--  $   (10,659)  $--  $    634,270  $    (81,508)        $    (51,504)  $--
   Net realized gain (loss)             250,580    --       38,652    --     4,649,492       187,714              (18,311)   --
   Change in unrealized gains
      (losses) on investments         1,282,745    --      390,136    --   (15,240,973)   11,479,947            2,204,576    --
                                    -----------   ---  -----------   ---  ------------  ------------         ------------   ---
      Net increase (decrease)
         in net assets resulting
         from operations              1,523,797    --      418,129    --    (9,957,211)   11,586,153            2,134,761    --
                                    -----------   ---  -----------   ---  ------------  ------------         ------------   ---
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                337,609    --      107,946    --     2,706,192     2,791,308              210,507    --
   Transfers from other funding
      options                         8,090,396    --    8,835,500    --    16,896,795    79,776,878           53,565,523    --
   Growth rate intra-fund
      transfers in                           --    --           --    --       (17,543)   21,283,729                   --    --
   Policy surrenders                   (178,975)   --      (75,234)   --    (5,638,314)     (569,132)          (6,697,219)   --
   Transfers to other funding
      options                        (2,541,905)   --   (1,320,531)   --   (34,762,020)  (22,671,890)         (17,130,160)   --
   Growth rate intra-fund
      transfers out                          --    --           --    --        17,550   (21,283,743)                  --    --
   Other receipts (payments)            (11,005)   --       (4,235)   --       (90,125)      (40,824)             (15,692)   --
                                    -----------   ---  -----------   ---  ------------  ------------         ------------   ---
      Net increase (decrease)
         in net assets resulting
         from policy transactions     5,696,120    --    7,543,446    --   (20,887,465)   59,286,326           29,932,959    --
                                    -----------   ---  -----------   ---  ------------  ------------         ------------   ---
      Net increase (decrease)
         in net assets                7,219,917    --    7,961,575    --   (30,844,676)   70,872,479           32,067,720    --
NET ASSETS:
   Beginning of period                       --    --           --    --    70,872,479            --                   --    --
                                    -----------   ---  -----------   ---  ------------  ------------         ------------   ---
   End of period                    $ 7,219,917   $--  $ 7,961,575   $--  $ 40,027,803  $ 70,872,479         $ 32,067,720   $--
                                    ===========   ===  ===========   ===  ============  ============         ============   ===

   The accompanying notes are an integral part of these financial statements.

                                                          MIST THIRD AVENUE SMALL CAP
                                      MIST PIONEER FUND              VALUE             MSF BLACKROCK AGGRESSIVE GROWTH
                                      INVESTMENT OPTION        INVESTMENT OPTION              INVESTMENT OPTION
                                          (CLASS A)                (CLASS B)                      (CLASS D)
                                    --------------------  ---------------------------  -------------------------------
                                       2007     2006 (b)        2007 (c)    2006              2007        2006 (b)
                                    ---------  ---------      ------------  ----          -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $     330  $    (35)      $    (47,177)  $--          $   (17,999) $    (12,797)
   Net realized gain (loss)             5,807         7           (555,147)   --              163,046       (46,330)
   Change in unrealized gains
      (losses) on investments             333     2,073         (1,992,793)   --            1,369,910       (61,015)
                                    ---------  --------       ------------   ---          -----------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations                6,470     2,045         (2,595,117)   --            1,514,957      (120,142)
                                    ---------  --------       ------------   ---          -----------  ------------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                  552     4,932            276,488    --              433,886       266,156
   Transfers from other funding
      options                          71,264   118,892         47,089,132    --            2,006,387    31,768,362
   Growth rate intra-fund
      transfers in                         --        --                 --    --                   --         3,781
   Policy surrenders                     (741)     (162)        (3,543,886)   --             (142,910)      (94,607)
   Transfers to other funding
      options                        (149,975)       --        (15,131,977)   --           (2,118,936)  (24,191,376)
   Growth rate intra-fund
      transfers out                        --        --                 --    --                   --        (3,775)
   Other receipts (payments)               --        --            (21,179)   --               (6,430)      (13,722)
                                    ---------  --------       ------------   ---          -----------  ------------
      Net increase (decrease)
         in net assets resulting
         from policy transactions     (78,900)  123,662         28,668,578    --              171,997     7,734,819
                                    ---------  --------       ------------   ---          -----------  ------------
      Net increase (decrease)
         in net assets                (72,430)  125,707         26,073,461    --            1,686,954     7,614,677
NET ASSETS:
   Beginning of period                125,707        --                 --    --            7,614,677            --
                                    ---------  --------       ------------   ---          -----------  ------------
   End of period                    $  53,277  $125,707       $ 26,073,461   $--          $ 9,301,631  $  7,614,677
                                    =========  ========       ============   ===          ===========  ============

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                    MSF BLACKROCK BOND INCOME  MSF BLACKROCK DIVERSIFIED
                                        INVESTMENT OPTION          INVESTMENT OPTION
                                            (CLASS A)                  (CLASS A)
                                    -------------------------  -------------------------
                                        2007        2006 (b)          2007 (c)  2006
                                    -----------  ------------       ----------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $   296,992  $    (16,822)      $   (6,630)  $--
   Net realized gain (loss)              32,342       120,988           13,480    --
   Change in unrealized gains
      (losses) on investments           265,348       411,815           51,977    --
                                    -----------  ------------       ----------   ---
      Net increase (decrease)
         in net assets resulting
         from operations                594,682       515,981           58,827    --
                                    -----------  ------------       ----------   ---
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                292,285       173,988          290,222    --
   Transfers from other funding
      options                         1,802,157    28,722,728        4,291,546    --
   Growth rate intra-fund
      transfers in                           --          (619)              --    --
   Policy surrenders                   (227,510)   (2,984,690)         (51,248)   --
   Transfers to other funding
      options                          (861,295)  (17,497,448)        (776,999)   --
   Growth rate intra-fund
      transfers out                          --           624               --    --
   Other receipts (payments)             (8,306)      (29,191)          (2,726)   --
                                    -----------  ------------       ----------   ---
      Net increase (decrease)
         in net assets resulting
         from policy transactions       997,331     8,385,392        3,750,795    --
                                    -----------  ------------       ----------   ---
      Net increase (decrease)
         in net assets                1,592,013     8,901,373        3,809,622    --
NET ASSETS:
   Beginning of period                8,901,373            --               --    --
                                    -----------  ------------       ----------   ---
   End of period                    $10,493,386  $  8,901,373       $3,809,622   $--
                                    ===========  ============       ==========   ===

                                     MSF BLACKROCK MONEY MARKET   MSF CAPITAL GUARDIAN U.S. EQUITY
                                          INVESTMENT OPTION               INVESTMENT OPTION
                                              (CLASS A)                       (CLASS A)
                                    ----------------------------  --------------------------------
                                         2007         2006 (b)            2007      2006 (b)
                                    -------------  -------------       ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $   7,279,090  $   3,694,350       $    7,952  $   (3,511)
   Net realized gain (loss)                    --             --          186,380      (7,139)
   Change in unrealized gains
      (losses) on investments                  --             --         (185,318)     96,069
                                    -------------  -------------       ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                7,279,090      3,694,350            9,014      85,419
                                    -------------  -------------       ----------  ----------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners               55,935,917     26,829,967           63,699      13,744
   Transfers from other funding
      options                         115,140,953    217,033,060          538,464   2,856,708
   Growth rate intra-fund
      transfers in                             --        249,921               --          --
   Policy surrenders                   (4,944,788)   (15,307,900)         (28,097)    (21,435)
   Transfers to other funding
      options                        (110,286,366)  (114,317,434)        (806,842)   (358,570)
   Growth rate intra-fund
      transfers out                            --       (249,901)              --          --
   Other receipts (payments)              (13,740)       (16,573)            (848)         --
                                    -------------  -------------       ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from policy transactions      55,831,976    114,221,140         (233,624)  2,490,447
                                    -------------  -------------       ----------  ----------
      Net increase (decrease)
         in net assets                 63,111,066    117,915,490         (224,610)  2,575,866
NET ASSETS:
   Beginning of period                117,915,490             --        2,575,866          --
                                    -------------  -------------       ----------  ----------
   End of period                    $ 181,026,556  $ 117,915,490       $2,351,256  $2,575,866
                                    =============  =============       ==========  ==========

   The accompanying notes are an integral part of these financial statements.


                                         MSF FI LARGE CAP         MSF FI VALUE LEADERS    MSF METLIFE AGGRESSIVE ALLOCATION
                                        INVESTMENT OPTION           INVESTMENT OPTION             INVESTMENT OPTION
                                            (CLASS A)                   (CLASS D)                     (CLASS B)
                                    -------------------------  -------------------------  ---------------------------------
                                        2007        2006 (b)       2007        2006 (b)           2007       2006 (b)
                                    -----------  ------------  -----------  ------------       ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $    (1,515) $     (7,191) $    93,724  $    (37,682)      $   (5,920) $   (1,042)
   Net realized gain (loss)             211,565      (335,761)   1,599,962       266,862           80,056      (2,766)
   Change in unrealized gains
      (losses) on investments           (95,713)       76,013   (1,108,149)      650,886           (4,090)    128,062
                                    -----------  ------------  -----------  ------------       ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                114,337      (266,939)     585,537       880,066           70,046     124,254
                                    -----------  ------------  -----------  ------------       ----------  ----------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                332,805       172,063    1,656,540       688,771          190,061      58,210
   Transfers from other funding
      options                           801,887    35,793,294    4,511,023    54,001,840        6,163,415   1,320,899
   Growth rate intra-fund
      transfers in                           --         5,845           --       330,675             (206)    304,641
   Policy surrenders                   (401,213)     (567,409)    (221,367)     (203,631)        (259,358)     (5,042)
   Transfers to other funding
      options                        (1,016,526)  (32,594,912)  (7,317,042)  (37,543,189)        (702,038)   (151,223)
   Growth rate intra-fund
      transfers out                          --        (5,838)          --      (330,668)             206    (304,642)
   Other receipts (payments)            (11,339)       (3,844)     (10,885)      (10,867)          (1,282)       (392)
                                    -----------  ------------  -----------  ------------       ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from policy transactions      (294,386)    2,799,199   (1,381,731)   16,932,931        5,390,798   1,222,451
                                    -----------  ------------  -----------  ------------       ----------  ----------
      Net increase (decrease)
         in net assets                 (180,049)    2,532,260     (796,194)   17,812,997        5,460,844   1,346,705
NET ASSETS:
   Beginning of period                2,532,260            --   17,812,997            --        1,346,705          --
                                    -----------  ------------  -----------  ------------       ----------  ----------
   End of period                    $ 2,352,211  $  2,532,260  $17,016,803  $ 17,812,997       $6,807,549  $1,346,705
                                    ===========  ============  ===========  ============       ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                    MSF METLIFE CONSERVATIVE  MSF METLIFE CONSERVATIVE TO
                                           ALLOCATION             MODERATE ALLOCATION
                                        INVESTMENT OPTION          INVESTMENT OPTION
                                            (CLASS B)                  (CLASS B)
                                    ------------------------  ---------------------------
                                        2007       2006 (b)        2007       2006 (b)
                                    -----------  ----------    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $    (5,971) $   (3,019)   $   (13,665) $    (6,227)
   Net realized gain (loss)             241,881      18,742        603,487        1,767
   Change in unrealized gains
      (losses) on investments          (185,094)    232,905       (413,513)     735,632
                                    -----------  ----------    -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 50,816     248,628        176,309      731,172
                                    -----------  ----------    -----------  -----------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                 74,686      28,149         32,171        2,864
   Transfers from other funding
      options                         2,747,670   5,124,570      3,591,603    9,731,292
   Growth rate intra-fund
      transfers in                           --          --            (29)      44,795
   Policy surrenders                   (845,139)     (6,018)      (462,962)      (6,126)
   Transfers to other funding
      options                        (4,924,595)   (453,066)    (5,665,118)     (26,434)
   Growth rate intra-fund
      transfers out                          --          --             29      (44,796)
   Other receipts (payments)             (2,710)         --         (2,300)        (542)
                                    -----------  ----------    -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from policy transactions    (2,950,088)  4,693,635     (2,506,606)   9,701,053
                                    -----------  ----------    -----------  -----------
      Net increase (decrease)
         in net assets               (2,899,272)  4,942,263     (2,330,297)  10,432,225
NET ASSETS:
   Beginning of period                4,942,263          --     10,432,225           --
                                    -----------  ----------    -----------  -----------
   End of period                    $ 2,042,991  $4,942,263    $ 8,101,928  $10,432,225
                                    ===========  ==========    ===========  ===========


                                    MSF METLIFE MODERATE ALLOCATION  MSF METLIFE MODERATE TO
                                           INVESTMENT OPTION          AGGRESSIVE ALLOCATION
                                               (CLASS B)                INVESTMENT OPTION
                                    -------------------------------  -----------------------
                                            2007      2006 (b)           2007      2006 (b)
                                        -----------  ----------       ----------  ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $   (19,983) $   (1,476)      $   (2,293) $   (267)
   Net realized gain (loss)                  23,066         344           30,480     2,192
   Change in unrealized gains
      (losses) on investments               144,960     146,921           (7,962)   20,326
                                        -----------  ----------       ----------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                    148,043     145,789           20,225    22,251
                                        -----------  ----------       ----------  --------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                    152,209      31,937           19,816        --
   Transfers from other funding
      options                            13,064,575   2,193,855        1,740,558   591,345
   Growth rate intra-fund
      transfers in                               --          --               --        --
   Policy surrenders                       (571,804)     (9,742)        (273,434)     (802)
   Transfers to other funding
      options                            (2,344,377)     (4,977)        (176,938)  (90,706)
   Growth rate intra-fund
      transfers out                              --          --               --        --
   Other receipts (payments)                 (2,980)         --           (1,742)       --
                                        -----------  ----------       ----------  --------
      Net increase (decrease)
         in net assets resulting
         from policy transactions        10,297,623   2,211,073        1,308,260   499,837
                                        -----------  ----------       ----------  --------
      Net increase (decrease)
         in net assets                   10,445,666   2,356,862        1,328,485   522,088
NET ASSETS:
   Beginning of period                    2,356,862          --          522,088        --
                                        -----------  ----------       ----------  --------
   End of period                        $12,802,528  $2,356,862       $1,850,573  $522,088
                                        ===========  ==========       ==========  ========

   The accompanying notes are an integral part of these financial statements.

                                    MSF METLIFE STOCK INDEX     MSF MFS TOTAL RETURN     MSF OPPENHEIMER GLOBAL EQUITY
                                       INVESTMENT OPTION          INVESTMENT OPTION            INVESTMENT OPTION
                                           (CLASS A)                  (CLASS F)                    (CLASS B)
                                    -----------------------  --------------------------  -----------------------------
                                         2007 (c)    2006        2007        2006 (b)           2007      2006 (b)
                                       -----------   ----    ------------  ------------      ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $   (81,140)   $--    $    662,916  $    (62,470)     $    9,038  $   (1,497)
   Net realized gain (loss)                 58,048     --       2,484,746       (79,315)         84,913      (2,822)
   Change in unrealized gains
      (losses) on investments             (531,203)    --      (1,472,329)    3,329,262         (17,814)     85,235
                                       -----------    ---    ------------  ------------      ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  (554,295)    --       1,675,333     3,187,477          76,137      80,916
                                       -----------    ---    ------------  ------------      ----------  ----------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                   490,184     --       1,513,353     2,576,683         166,370      39,744
   Transfers from other funding
      options                           85,679,461     --       3,701,776    88,332,720         600,516   1,381,208
   Growth rate intra-fund
      transfers in                              --     --              --          (256)             --          --
   Policy surrenders                      (359,289)    --        (706,913)     (891,458)        (13,390)     (9,218)
   Transfers to other funding
      options                           (8,340,363)    --     (13,915,943)  (47,759,967)       (942,153)   (278,665)
   Growth rate intra-fund
      transfers out                             --     --              --           262              --          --
   Other receipts (payments)                (6,761)    --        (133,292)      (16,247)         (1,575)         --
                                       -----------    ---    ------------  ------------      ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from policy transactions       77,463,232     --      (9,541,019)   42,241,737        (190,232)  1,133,069
                                       -----------    ---    ------------  ------------      ----------  ----------
      Net increase (decrease)
         in net assets                  76,908,937     --      (7,865,686)   45,429,214        (114,095)  1,213,985
NET ASSETS:
   Beginning of period                          --     --      45,429,214            --       1,213,985          --
                                       -----------    ---    ------------  ------------      ----------  ----------
   End of period                       $76,908,937    $--    $ 37,563,528  $ 45,429,214      $1,099,890  $1,213,985
                                       ===========    ===    ============  ============      ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                MSF T. ROWE PRICE
                                    MSF RUSSELL 2000 INDEX      LARGE CAP GROWTH
                                       INVESTMENT OPTION        INVESTMENT OPTION
                                           (CLASS A)                (CLASS B)
                                    ----------------------  ------------------------
                                        2007 (c)   2006        2007       2006 (b)
                                      -----------  -----    ----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   (37,825)  $--     $   (1,933) $     (5,514)
   Net realized gain (loss)              (172,080)   --        212,977        20,844
   Change in unrealized gains
      (losses) on investments          (1,974,665)   --        (48,211)      252,605
                                      -----------   ---     ----------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations               (2,184,570)   --        162,833       267,935
                                      -----------   ---     ----------  ------------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                  270,831    --        185,809       158,958
   Transfers from other funding
      options                          34,899,154    --      2,230,808    29,471,967
   Growth rate intra-fund
      transfers in                             --    --             --         2,243
   Policy surrenders                   (1,329,533)   --       (107,236)      (97,848)
   Transfers to other funding
      options                          (2,985,228)   --      2,800,516)  (26,412,234)
   Growth rate intra-fund
      transfers out                            --    --             --        (2,235)
   Other receipts (payments)               (3,160)   --        (13,036)         (635)
                                      -----------   ---     ----------  ------------
      Net increase (decrease)
         in net assets resulting
         from policy transactions      30,852,064    --       (504,171)    3,120,216
                                      -----------   ---     ----------  ------------
      Net increase (decrease)
         in net assets                 28,667,494    --       (341,338)    3,388,151
NET ASSETS:
   Beginning of period                         --    --      3,388,151            --
                                      -----------   ---     ----------  ------------
   End of period                      $28,667,494   $--     $3,046,813  $  3,388,151
                                      ===========   ===     ==========  ============

                                    MSF WESTERN ASSET MANAGEMENT  MSF WESTERN ASSET MANAGEMENT
                                           HIGH YIELD BOND               U.S. GOVERNMENT
                                          INVESTMENT OPTION             INVESTMENT OPTION
                                              (CLASS A)                     (CLASS A)
                                    ----------------------------  ----------------------------
                                       2007 (a)      2006 (b)           2007       2006 (b)
                                    ------------  --------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  1,956,945  $    (26,232)    $   524,447  $     (7,456)
   Net realized gain (loss)              (143,005)       74,066          66,439       133,088
   Change in unrealized gains
      (losses) on investments          (1,068,568)    1,068,568         370,980       624,969
                                     ------------  ------------     -----------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations                  745,372     1,116,402         961,866       750,601
                                     ------------  ------------     -----------  ------------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                1,029,188       741,744         848,449       310,567
   Transfers from other funding
      options                           2,737,293    46,638,859       5,684,125    41,778,790
   Growth rate intra-fund
      transfers in                            (59)       90,459              --          (456)
   Policy surrenders                     (149,783)   (3,270,915)       (237,946)   (5,731,156)
   Transfers to other funding
      options                         (20,682,889)  (28,872,445)     (3,025,083)  (17,214,169)
   Growth rate intra-fund
      transfers out                            59       (90,454)             --           459
   Other receipts (payments)               (5,680)      (27,151)        (10,589)     (314,150)
                                     ------------  ------------     -----------  ------------
      Net increase (decrease)
         in net assets resulting
         from policy transactions     (17,071,871)   15,210,097       3,258,956    18,829,885
                                     ------------  ------------     -----------  ------------
      Net increase (decrease)
         in net assets                (16,326,499)   16,326,499       4,220,822    19,580,486
NET ASSETS:
   Beginning of period                 16,326,499            --      19,580,486            --
                                     ------------  ------------     -----------  ------------
   End of period                     $         --  $ 16,326,499     $23,801,308  $ 19,580,486
                                     ============  ============     ===========  ============

   The accompanying notes are an integral part of these financial statements.

                                    MORGAN STANLEY UIF EMERGING
                                           MARKETS EQUITY                                       PIMCO VIT REAL RETURN
                                         INVESTMENT OPTION         PIMCO VIT LOW DURATION        INVESTMENT OPTION
                                             (CLASS I)               INVESTMENT OPTION         (ADMINISTRATIVE CLASS)
                                    ---------------------------  --------------------------  --------------------------
                                        2007 (a)       2006          2007          2006         2007 (a)       2006
                                    --------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $      (933)   $    8,727   $  1,140,583  $    906,897  $    733,839  $  1,796,387
   Net realized gain (loss)              366,479        42,277        (24,671)       (6,397)   (2,209,876)      501,365
   Change in unrealized gains
      (losses) on investments           (230,310)      229,991        368,924        96,108     2,726,285    (2,574,737)
                                     -----------    ----------   ------------  ------------  ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations                 135,236       280,995      1,484,836       996,608     1,250,248      (276,985)
                                     -----------    ----------   ------------  ------------  ------------  ------------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                 273,728         4,430      1,807,093     2,563,765       990,410    39,873,583
   Transfers from other funding
      options                            437,487     2,011,779     13,614,798    25,850,714     3,641,200    18,652,630
   Growth rate intra-fund
      transfers in                            --            --         (9,014)   14,914,790        (7,620)   12,766,029
   Policy surrenders                      (4,945)     (304,422)    (8,698,917)     (558,566)     (477,406)     (609,599)
   Transfers to other funding
      options                         (1,989,412)     (851,681)   (23,652,432)   (2,743,547)  (53,916,617)  (42,035,323)
   Growth rate intra-fund
      transfers out                           --            --          9,017   (14,914,801)        7,623   (12,766,038)
   Other receipts (payments)                  --            --       (101,718)      (22,395)     (197,400)      (28,089)
                                     -----------    ----------   ------------  ------------  ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from policy transactions     (1,283,142)      860,106    (17,031,173)   25,089,960   (49,959,810)   15,853,193
                                     -----------    ----------   ------------  ------------  ------------  ------------
      Net increase (decrease)
         in net assets                (1,147,906)    1,141,101    (15,546,337)   26,086,568   (48,709,562)   15,576,208
NET ASSETS:
   Beginning of period                 1,147,906         6,805     33,159,562     7,072,994    48,709,562    33,133,354
                                     -----------    ----------   ------------  ------------  ------------  ------------
   End of period                     $        --    $1,147,906   $ 17,613,225  $ 33,159,562  $         --  $ 48,709,562
                                     ===========    ==========   ============  ============  ============  ============

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.


                                      PIMCO VIT TOTAL RETURN    PIONEER MID CAP VALUE VCT
                                        INVESTMENT OPTION          INVESTMENT OPTION
                                      (ADMINISTRATIVE CLASS)           (CLASS II)
                                    --------------------------  -------------------------
                                        2007          2006          2007         2006
                                    ------------  ------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $  6,397,481  $  5,082,803  $    36,647  $    (18,025)
   Net realized gain (loss)             (938,637)     (867,938)     552,202     1,738,705
   Change in unrealized gains
      (losses) on investments          5,415,631       (33,058)    (179,802)   (1,056,207)
                                    ------------  ------------  -----------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations              10,874,475     4,181,807      409,047       664,473
                                    ------------  ------------  -----------  ------------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners               4,694,730    12,556,117      604,337     1,035,067
   Transfers from other funding
      options                         42,782,319    62,486,934    4,443,396     4,747,690
   Growth rate intra-fund
      transfers in                        (8,308)   20,734,800          (30)       74,625
   Policy surrenders                 (10,768,929)   (4,541,150)  (1,346,219)     (597,142)
   Transfers to other funding
      options                        (47,032,600)  (63,421,563)  (5,491,008)  (11,688,673)
   Growth rate intra-fund
      transfers out                        8,311   (20,734,639)          30       (74,625)
   Other receipts (payments)            (275,539)     (241,393)      (7,716)       (4,225)
                                    ------------  ------------  -----------  ------------
      Net increase (decrease)
         in net assets resulting
         from policy transactions    (10,600,016)    6,839,106   (1,797,210)   (6,507,283)
                                    ------------  ------------  -----------  ------------
      Net increase (decrease)
         in net assets                   274,459    11,020,913   (1,388,163)   (5,842,810)
NET ASSETS:
   Beginning of period               139,900,539   128,879,626    6,309,057    12,151,867
                                    ------------  ------------  -----------  ------------
   End of period                    $140,174,998  $139,900,539  $ 4,920,894  $  6,309,057
                                    ============  ============  ===========  ============


                                    PUTNAM VT DISCOVERY GROWTH  PUTNAM VT INTERNATIONAL EQUITY
                                        INVESTMENT OPTION              INVESTMENT OPTION
                                           (CLASS IB)                     (CLASS IB)
                                    --------------------------  ------------------------------
                                         2007         2006          2007 (a)         2006
                                    ------------  ------------  -------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $    (685)   $    (581)    $   216,344    $    154,278
   Net realized gain (loss)              32,230       64,097       1,771,089       8,129,542
   Change in unrealized gains
      (losses) on investments            (7,085)     (22,199)     (1,350,606)     (2,633,126)
                                      ---------    ---------     -----------    ------------
      Net increase (decrease)
         in net assets resulting
         from operations                 24,460       41,317         636,827       5,650,694
                                      ---------    ---------     -----------    ------------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                 41,643       58,843          74,611       1,064,411
   Transfers from other funding
      options                           115,918      369,553       1,123,378      13,433,378
   Growth rate intra-fund
      transfers in                           --          718            (355)        512,519
   Policy surrenders                     (2,535)     (11,044)        (31,930)       (175,128)
   Transfers to other funding
      options                          (123,895)    (557,346)     (8,824,815)    (36,562,124)
   Growth rate intra-fund
      transfers out                          --         (718)            355        (512,511)
   Other receipts (payments)             (1,245)          --          (4,456)        (10,854)
                                      ---------    ---------     -----------    ------------
      Net increase (decrease)
         in net assets resulting
         from policy transactions        29,886     (139,994)     (7,663,212)    (22,250,309)
                                      ---------    ---------     -----------    ------------
      Net increase (decrease)
         in net assets                   54,346      (98,677)     (7,026,385)    (16,599,615)
NET ASSETS:
   Beginning of period                  275,057      373,734       7,026,385      23,626,000
                                      ---------    ---------     -----------    ------------
   End of period                      $ 329,403    $ 275,057     $        --    $  7,026,385
                                      =========    =========     ===========    ============

   The accompanying notes are an integral part of these financial statements.

                                     PUTNAM VT SMALL CAP VALUE
                                         INVESTMENT OPTION           ROYCE MICRO CAP            ROYCE SMALL CAP
                                            (CLASS IB)              INVESTMENT OPTION          INVESTMENT OPTION
                                    ------------  ------------  ------------  -----------  -----------  -----------
                                       2007 (a)       2006          2007        2006 (b)       2007         2006
                                    ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $    192,651  $     49,071  $     72,338   $    5,923  $    (9,726)  $   (4,362)
   Net realized gain (loss)            7,640,183     6,406,224     1,866,857      296,719      359,488      267,364
   Change in unrealized gains
      (losses) on investments         (5,024,482)     (381,979)     (707,530)     346,943     (621,157)     233,575
                                    ------------  ------------  ------------   ----------  -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from operations               2,808,352     6,073,316     1,231,665      649,585     (271,395)     496,577
                                    ------------  ------------  ------------   ----------  -----------   ----------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners               1,455,914     4,998,558       243,081       11,301      135,702      699,617
   Transfers from other funding
      options                          2,396,304    18,371,058    13,968,812    4,999,015    3,375,803    4,960,720
   Growth rate intra-fund
      transfers in                       (12,812)   19,729,782            --           --           --           --
   Policy surrenders                    (119,752)     (883,604)      (87,554)      (5,688)    (382,974)    (175,861)
   Transfers to other funding
      options                        (46,732,370)  (23,907,512)  (14,472,062)    (194,074)  (2,502,320)    (541,195)
   Growth rate intra-fund
      transfers out                       12,816   (19,729,788)           --           --           --           --
   Other receipts (payments)            (211,364)      (32,563)         (885)          --       (1,083)          --
                                    ------------  ------------  ------------   ----------  -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from policy transactions    (43,211,264)   (1,454,069)     (348,608)   4,810,554      625,128    4,943,281
                                    ------------  ------------  ------------   ----------  -----------   ----------
      Net increase (decrease)
         in net assets               (40,402,912)    4,619,247       883,057    5,460,139      353,733    5,439,858
NET ASSETS:
   Beginning of period                40,402,912    35,783,665     5,460,139           --    5,740,708      300,850
                                    ------------  ------------  ------------   ----------  -----------   ----------
   End of period                    $         --  $ 40,402,912  $  6,343,196   $5,460,139  $ 6,094,441   $5,740,708
                                    ============  ============  ============   ==========  ===========   ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                    VANGUARD VIF DIVERSIFIED VALUE  VANGUARD VIF EQUITY INDEX
                                           INVESTMENT OPTION            INVESTMENT OPTION
                                    ------------------------------  ------------  ------------
                                          2007           2006           2007          2006
                                      ------------  ------------    ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $    340,374  $    (23,739)   $    349,553  $    (39,890)
   Net realized gain (loss)              1,922,420        21,846       1,986,675       122,193
   Change in unrealized gains
      (losses) on investments           (1,063,651)    1,879,118        (734,640)    2,344,862
                                      ------------  ------------    ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations                 1,199,143     1,877,225       1,601,588     2,427,165
                                      ------------  ------------    ------------  ------------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                   329,478       856,409         601,131     1,648,372
   Transfers from other funding
      options                            6,901,979    17,039,978       6,396,294    26,434,410
   Growth rate intra-fund
      transfers in                          (9,208)   13,248,699         (17,305)   25,384,535
   Policy surrenders                    (4,765,232)      (74,935)     (5,882,638)     (124,826)
   Transfers to other funding
      options                           (4,222,358)     (229,795)     (4,306,275)   (2,640,225)
   Growth rate intra-fund
      transfers out                          9,212   (13,248,709)         17,311   (25,384,552)
   Other receipts (payments)               (51,975)      (22,909)        (64,232)      (40,694)
                                      ------------  ------------    ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from policy transactions       (1,808,104)   17,568,738      (3,255,714)   25,277,020
                                      ------------  ------------    ------------  ------------
      Net increase (decrease)
         in net assets                    (608,961)   19,445,963      (1,654,126)   27,704,185
NET ASSETS:
   Beginning of period                  19,471,816        25,853      27,917,369       213,184
                                      ------------  ------------    ------------  ------------
   End of period                      $ 18,862,855  $ 19,471,816    $ 26,263,243  $ 27,917,369
                                      ============  ============    ============  ============

                                    VANGUARD VIF INTERNATIONAL  VANGUARD VIF MID-CAP INDEX
                                        INVESTMENT OPTION           INVESTMENT OPTION
                                    ------------  ------------  --------------------------
                                          2007     2006 (b)         2007        2006 (b)
                                       ---------  ---------     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $   6,904  $     (67)    $    171,451  $    (26,952)
   Net realized gain (loss)               23,907         22        1,841,462      (208,927)
   Change in unrealized gains
      (losses) on investments             63,813      9,468         (345,109)      569,625
                                       ---------  ---------     ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations                  94,624      9,423        1,667,804       333,746
                                       ---------  ---------     ------------  ------------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                   1,105      9,864          472,269     1,254,539
   Transfers from other funding
      options                            633,234    218,678        4,776,953    19,973,795
   Growth rate intra-fund
      transfers in                            --         --          (12,898)   18,966,322
   Policy surrenders                      (5,517)      (317)      (3,787,872)      (78,940)
   Transfers to other funding
      options                            (53,374)        --       (3,605,162)   (4,978,190)
   Growth rate intra-fund
      transfers out                           --         --           12,903   (18,966,335)
   Other receipts (payments)                  --         --          (40,463)      (28,004)
                                       ---------  ---------     ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from policy transactions        575,448    228,225       (2,184,270)   16,143,187
                                       ---------  ---------     ------------  ------------
      Net increase (decrease)
         in net assets                   670,072    237,648         (516,466)   16,476,933
NET ASSETS:
   Beginning of period                   237,648         --       16,476,933            --
                                       ---------  ---------     ------------  ------------
   End of period                       $ 907,720  $ 237,648     $ 15,960,467  $ 16,476,933
                                       =========  =========     ============  ============

   The accompanying notes are an integral part of these financial statements.

                                    VANGUARD VIF SHORT-TERM  VANGUARD VIF SMALL COMPANY
                                        INVESTMENT-GRADE               GROWTH             THE MERGER FUND VL
                                       INVESTMENT OPTION          INVESTMENT OPTION        INVESTMENT OPTION
                                    -----------------------  --------------------------  -------------------
                                        2007       2006           2007      2006 (b)        2007    2006 (b)
                                      --------  ---------      ----------  ----------     --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $    177  $     144      $    2,577  $   (1,624)    $   (457)  $   (168)
   Net realized gain (loss)                  2        480           7,897       8,021        8,567     17,795
   Change in unrealized gains
      (losses) on investments            1,478          4        (165,661)    110,504       (9,461)    (9,305)
                                      --------  ---------      ----------  ----------     --------   --------
      Net increase (decrease)
         in net assets resulting
         from operations                 1,657        628        (155,187)    116,901       (1,351)     8,322
                                      --------  ---------      ----------  ----------     --------   --------
POLICY TRANSACTIONS:
   Premium payments received
      from policy owners                    --         --          17,088      22,914      117,191         --
   Transfers from other funding
      options                          228,052    180,480       3,891,533   1,382,900      244,361    229,158
   Growth rate intra-fund
      transfers in                          --         --            (223)    345,132           --         --
   Policy surrenders                      (439)       (95)       (546,701)     (4,817)      (1,819)      (701)
   Transfers to other funding
      options                           (3,707)  (182,461)       (606,998)    (99,887)     416,202) ( (71,644)
   Growth rate intra-fund
      transfers out                         --         --             223    (345,133)          --         --
   Other receipts (payments)                --         --          (4,636)     (1,414)        (524)        --
                                      --------  ---------      ----------  ----------     --------   --------
      Net increase (decrease)
         in net assets resulting
         from policy transactions      223,906     (2,076)      2,750,286   1,299,695      (56,993)   156,813
                                      --------  ---------      ----------  ----------     --------   --------
   Net increase (decrease)
      in net assets                    225,563     (1,448)      2,595,099   1,416,596      (58,344)   165,135
NET ASSETS:
   Beginning of period                   2,147      3,595       1,416,596          --      165,135         --
                                      --------  ---------      ----------  ----------     --------   --------
   End of period                      $227,710  $   2,147      $4,011,695  $1,416,596     $106,791   $165,135
                                      ========  =========      ==========  ==========     ========   ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

              METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                        NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Fund UL III for Variable Life Insurance (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on January 15, 1999 to support operations of the Company with respect to certain variable life insurance policies (the "Policies"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Connecticut Department of Insurance.

The Separate Account is divided into Investment Options, each of which is treated as an individual accounting entity for financial reporting purposes. Each Investment Option invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts") which are presented below:

AIM Variable Insurance Funds ("AIM V.I.")
American Century Variable Portfolios, Inc. ("American Century VP") American Funds Insurance Series ("American Funds")
Delaware VIP Trust ("Delaware VIP")
Dreyfus Variable Investment Fund ("Dreyfus VIF")
Fidelity Variable Insurance Products Funds ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Met Investors Series Trust ("MIST")
Metropolitan Series Fund, Inc. ("MSF")
PIMCO Variable Insurance Trust ("PIMCO VIT")
Pioneer Variable Contracts Trust ("Pioneer VCT")
Putnam Variable Trust ("Putnam VT")
Royce Capital Fund ("Royce")
Vanguard Variable Insurance Fund ("Vanguard VIF")
The Merger Fund VL

The assets of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business the Company may conduct.

Premium payments applied to the Separate Account are invested in one or more Investment Options in accordance with the selection made by the policy owner. The following Investment Options were available for investment as of December 31, 2007 (the share class indicated in parentheses is that of the portfolio, series, or fund in which the Investment Option invests):

AIM V.I. International Growth Investment Option (Series I)
American Century VP Ultra Investment Option (Class I)
American Funds Global Growth Investment Option (Class 2)
American Funds Growth Investment Option (Class 2)
American Funds Growth-Income Investment Option (Class 2)
Delaware VIP Small Cap Value Investment Option (Standard Class)
Dreyfus VIF Appreciation Investment Option (Initial Shares)
Dreyfus VIF Developing Leaders Investment Option (Initial Shares)
Fidelity VIP Contrafund Investment Option (Initial Class)
Fidelity VIP Contrafund Investment Option (Service Class 2)
Fidelity VIP Growth & Income Investment Option (Service Class 2)
Fidelity VIP Mid Cap Investment Option (Service Class 2)
Fidelity VIP Overseas Investment Option (Service Class 2)
FTVIPT Franklin Small-Mid Cap Growth Securities Investment Option (Class 2)

FTVIPT Templeton Developing Markets Securities Investment Option (Class 2) FTVIPT Templeton Foreign Securities Investment Option (Class 2)
FTVIPT Templeton Global Income Securities Investment Option (Class 1)
Janus Aspen Global Technology Investment Option (Service Shares)
Janus Aspen Worldwide Growth Investment Option (Service Shares)
LMPVET Aggressive Growth Investment Option (Class I)
LMPVET Appreciation Investment Option (Class I)
LMPVET Equity Index Investment Option (Class I)
LMPVET Fundamental Value Investment Option (Class I)
LMPVET International All Cap Opportunity Investment Option
LMPVET Investors Investment Option (Class I)
LMPVET Large Cap Growth Investment Option (Class I)
LMPVET Social Awareness Stock Investment Option
LMPVET Capital and Income Investment Option (Class I)
LMPVIT Global High Yield Bond Investment Option (Class I)
LMPVIT Government Investment Option (Class I)
LMPVIT Strategic Bond Investment Option (Class I)
MIST Batterymarch Mid-Cap Stock Investment Option (Class A)
MIST BlackRock High Yield Investment Option (Class A)
MIST BlackRock Large-Cap Core Investment Option (Class E)
MIST Harris Oakmark International Investment Option (Class A)
MIST Janus Forty Investment Option (Class A)
MIST Loomis Sayles Global Markets Investment Option (Class A)
MIST Lord Abbett Bond Debenture Investment Option (Class A)
MIST Lord Abbett Growth and Income Investment Option (Class B)
MIST Lord Abbett Mid-Cap Value Investment Option (Class B)
MIST Met/AIM Capital Appreciation Investment Option (Class A)
MIST Met/AIM Small Cap Growth Investment Option (Class A)
MIST MFS Emerging Markets Equity Investment Option (Class A)
MIST MFS Research International Investment Option (Class B)
MIST Neuberger Berman Real Estate Investment Option (Class A)
MIST PIMCO Inflation Protected Bond Investment Option (Class A)
MIST Pioneer Fund Investment Option (Class A)
MIST Pioneer Strategic Income Investment Option (Class A)*
MIST Third Avenue Small Cap Value Investment Option (Class B)
MSF BlackRock Aggressive Growth Investment Option (Class D)
MSF BlackRock Bond Income Investment Option (Class A)
MSF BlackRock Diversified Investment Option (Class A)
MSF BlackRock Money Market Investment Option (Class A)
MSF Capital Guardian U.S. Equity Investment Option (Class A)
MSF FI Large Cap Investment Option (Class A)
MSF FI Value Leaders Investment Option (Class D)
MSF MetLife Aggressive Allocation Investment Option (Class B)
MSF MetLife Conservative Allocation Investment Option (Class B)
MSF MetLife Conservative to Moderate Allocation Investment Option (Class B) MSF MetLife Moderate Allocation Investment Option (Class B)
MSF MetLife Moderate to Aggressive Allocation Investment Option (Class B) MSF MetLife Stock Index Investment Option (Class A)
MSF MFS Total Return Investment Option (Class F)

MSF Oppenheimer Global Equity Investment Option (Class B)
MSF Russell 2000 Index Investment Option (Class A)
MSF T. Rowe Price Large Cap Growth Investment Option (Class B)
MSF Western Asset Management U.S. Government Investment Option (Class A) PIMCO VIT Low Duration Investment Option
PIMCO VIT Total Return Investment Option (Administrative Class)
Pioneer Mid Cap Value VCT Investment Option (Class II)
Putnam VT Discovery Growth Investment Option (Class IB)
Royce Micro Cap Investment Option
Royce Small Cap Investment Option
Vanguard VIF Diversified Value Investment Option
Vanguard VIF Equity Index Investment Option
Vanguard VIF International Investment Option
Vanguard VIF Mid-Cap Index Investment Option
Vanguard VIF Short-Term Investment-Grade Investment Option
Vanguard VIF Small Company Growth Investment Option
Vanguard Total Stock Market Index Investment Option*
The Merger Fund VL Investment Option

*    This Investment Option had no net assets as of December 31, 2007.

The following Investment Options ceased operations during the year ended December 31, 2007:

Credit Suisse Emerging Markets Investment Option
Dreyfus Stock Index Investment Option
DWS VIT Small Cap Index VIP Investment Option
Fidelity VIP Asset ManagerSM Investment Option
FTVIP Templeton Global Asset Allocation Investment Option
LMPVPI All Cap Investment Option
LMPVPI Total Return Investment Option
Lord Abbett Growth and Income Investment Option
Lord Abbett Mid-Cap Value Investment Option
MSF Western Asset Management High Yield Bond Investment Option
Morgan Stanley UIF Emerging Markets Equity Investment Option
PIMCO VIT Real Return Investment Option
Putnam VT International Equity Investment Option
Putnam VT Small Cap Value Investment Option

The operations of the Investment Options were affected by the following changes that occurred during the year ended December 31, 2007:

NAME CHANGES:

OLD NAME                                             NEW NAME
---------------------------------------------------  --------------------------------------------------
Legg Mason Partners Variable International All Cap   Legg Mason Partners Variable International All Cap
   Growth Portfolio                                     Opportunity Portfolio
Legg Mason Partners Variable Social Awareness Stock  Legg Mason Partners Variable Social Awareness
   Portfolio                                            Portfolio
Janus Capital Appreciation Portfolio                 Janus Forty Portfolio
Legg Mason Partners Variable Multiple Discipline     Legg Mason Partners Variable Capital and Income
   Portfolio - Balanced All Cap Growth and Value        Portfolio

MERGERS:

OLD NAME                                             NEW NAME
---------------------------------------------------  --------------------------------------------------------
Legg Mason Partners Variable All Cap Portfolio       Legg Mason Partners Variable Fundamental Value Portfolio
Western Asset Management High Yield Bond Portfolio   BlackRock High Yield Portfolio
Legg Mason Partners Variable Total Return Portfolio  Legg Mason Partners Variable Multiple Discipline
                                                        Portfolio - Balanced All Cap Growth and Value

SUBSTITUTIONS:

OLD NAME                                        NEW NAME
----------------------------------------------  ----------------------------------------
Credit Suisse Emerging Markets Portfolio        MFS Emerging Markets Equity Portfolio
UIF Emerging Markets Equity Portfolio           MFS Emerging Markets Equity Portfolio
Dreyfus Stock Index Fund                        MetLife Stock Index Portfolio
Lord Abbett Series Growth and Income Portfolio  Lord Abbett Growth and Income Portfolio
Putnam VT International Equity Fund             MFS Research International Portfolio
DWS Small Cap Index VIP                         Russell 2000 Index Portfolio
Fidelity VIP Asset ManagerSM Portfolio          BlackRock Diversified Portfolio
Putnam VT Small Cap Value Fund                  Third Avenue Small Cap Value Portfolio
Lord Abbett Series Mid-Cap Value Portfolio      Lord Abbett Mid-Cap Value Portfolio
PIMCO VIT Real Return Portfolio                 PIMCO Inflation Protected Bond Portfolio
Templeton Global Asset Allocation Portfolio     Loomis Sayles Global Markets Portfolio

PORTFOLIO SHARE CLASS EXCHANGE:

OLD PORTFOLIO                                 NEW PORTFOLIO
--------------------------------------------  --------------------------------------------
BlackRock Large-Cap Core Portfolio (Class A)  BlackRock Large-Cap Core Portfolio (Class E)

This report is prepared for the general information of policy owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund which collectively contain all the pertinent information, including additional information on charges and expenses.

2.   SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable life separate accounts registered as unit investment trusts.

VALUATION OF INVESTMENTS

Investments are reported at fair value and are based on the net asset value per share as determined by the underlying assets of the portfolio, series, or fund of the Trusts, which value their investment securities at fair value. Changes in fair value are recorded in the statement of operations.

SECURITY TRANSACTIONS

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

FEDERAL INCOME TAXES

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Policies. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.

PREMIUM PAYMENTS

The Company deducts a sales charge and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain Policies, the Company also deducts a federal income tax charge before amounts are allocated to the Separate Account. The federal income tax charge is imposed in connection with certain Policies to recover a portion of the federal income tax adjustment attributable to policy acquisition expenses. Net premiums are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus.

NET TRANSFERS

The policy owner has the opportunity to transfer funds between Investment Options within the Separate Account or the fixed account, which is an investment option in the Company's general account.

OTHER RECEIPTS (PAYMENTS)

Included in "other receipts (payments)" in the statements of changes in net assets are primarily contract benefits which have been re-deposited with the Company and distributions for payouts.

USE OF ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

Effective January 1, 2007, the Company adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 had no impact on the financial statements of the Separate Account.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require additional fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with certain exceptions. The Company believes the adoption of SFAS 157 will have no material impact on the financial statements of the Separate Account.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charge is an asset-based charge assessed through a daily reduction in unit values which is recorded as an expense in the accompanying statement of operations:

     MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges assessed against the Policies.

     The table below represents the range of effective annual rates for the respective charge for the year ended December 31, 2007:

     Mortality and Expense Risk                                    0.05% - 0.50%

     The above referenced charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular policy.

Policy charges are assessed on a monthly basis. These charges generally include: cost of insurance ("COI") charges, administrative charges, a policy fee, and charges for benefits provided by rider. The COI charge is the primary charge under the policy for the death benefit provided by the Company. An administrative charge of $5 is assessed monthly. These charges are assessed through the redemption of units and are recorded as policy charges in the accompanying statements of changes in net assets.

Certain investments in the various portfolios, series or funds of the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are indirect affiliates of the Company.

4. STATEMENT OF INVESTMENTS

                                                                                       FOR THE YEAR ENDED
                                                        AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                        -----------------------  -----------------------------
                                                                      MARKET        COST OF        PROCEEDS
                                                          SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                        ---------  -----------   -------------  --------------
AIM V.I. International Growth Investment Option
   (Series I) (Cost $52,573,578)                        1,649,499   55,456,169     48,213,699     10,222,107
American Century VP Ultra Investment Option
   (Class I) (Cost $2,780,175)                            296,973    3,608,218         96,057      1,517,353
American Funds Global Growth Investment Option
   (Class 2) (Cost $12,384,336)                           604,836   15,120,888      8,303,610     16,212,697
American Funds Growth Investment Option
   (Class 2) (Cost $49,076,266)                         1,091,093   72,797,737     22,755,436     31,694,111
American Funds Growth-Income Investment Option
   (Class 2) (Cost $62,362,977)                         1,201,659   50,782,118     28,408,265     18,037,045
Credit Suisse Trust Emerging Markets Investment Option
   (Cost $0) (a)                                               --           --        519,497      4,377,601
Delaware VIP Small Cap Value Investment Option
   (Standard Class) (Cost $15,205,031)                    478,559   13,710,702      9,203,008      3,748,927
Dreyfus Stock Index Investment Option
   (Initial Shares) (Cost $0) (a)                              --           --     13,976,929     72,998,485
Dreyfus VIF Appreciation Investment Option
   (Initial Shares) (Cost $3,528,148)                      90,616    4,065,047      2,839,534     25,763,886
Dreyfus VIF Developing Leaders Investment Option
   (Initial Shares) (Cost $2,551,178)                      66,525    2,151,429      1,490,598     13,470,545
DWS VIT Small Cap Index Investment Option
   (Class A) (Cost $0) (a)                                     --           --      5,334,543     32,525,802
Fidelity VIP Asset Manager SM Investment Option
   (Initial Class) (Cost $0) (a)                               --           --        649,605      4,296,675
Fidelity VIP Contrafund Investment Option
   (Initial Class) (Cost $21,212,150)                     662,718   18,489,821     23,573,556     17,270,389
Fidelity VIP Contrafund Investment Option
   (Service Class 2) (Cost $48,294,691)                 1,647,643   45,244,272     23,655,876     11,848,800
Fidelity VIP Growth & Income Investment Option
   (Service Class 2) (Cost $6,712,078)                    459,082    7,694,219        782,981      6,980,483
Fidelity VIP Mid Cap Investment Option
   (Service Class 2) (Cost $59,931,387)                 1,835,494   65,398,645     48,880,187     36,491,779
Fidelity VIP Overseas Investment Option
   (Service Class 2) (Cost $25,799,518)                 1,241,985   31,198,652     13,015,567      3,468,569
FTVIP Templeton Global Asset Allocation
   Investment Option (Class 1) (Cost $0) (a)                   --           --      1,470,081      5,950,558
FTVIPT Franklin Small-Mid Cap Growth Securities
   Investment Option (Class 2) (Cost $9,921,308)          496,513   11,375,124      3,984,634      6,659,221
FTVIPT Templeton Developing Markets Securities
   Investment Option (Class 2) (Cost $35,792,374)       2,940,799   47,052,771     19,683,361     14,713,245
FTVIPT Templeton Foreign Securities Investment Option
   (Class 2) (Cost $14,599,965)                           910,297   18,433,510      7,538,471     19,298,294
FTVIPT Templeton Global Income Securities
   Investment Option (Class 1) (Cost $9,892,895)          605,418   10,292,107     20,867,685     15,038,877
Janus Aspen Global Technology Investment Option
   (Service Shares) (Cost $1,492,268)                     314,132    1,627,203      3,162,529      3,495,394
Janus Aspen Worldwide Growth Investment Option
   (Service Shares) (Cost $1,974,937)                      66,250    2,320,739        995,856      1,053,600
LMPVET Aggressive Growth Investment Option
   (Class I) (Cost $5,256,706)                            357,134    5,824,853      2,079,136      2,893,373
LMPVET Appreciation Investment Option
   (Class I) (Cost $47,700)                                 1,631       42,990         50,087          2,380
LMPVET Equity Index Investment Option
   (Class I) (Cost $24,045,029)                           775,127   26,013,263     11,933,317     13,064,147

                                                                                       FOR THE YEAR ENDED
                                                        AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                        -----------------------  -----------------------------
                                                                      MARKET        COST OF        PROCEEDS
                                                         SHARES      VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                        ---------  -----------   -------------  --------------
LMPVET Fundamental Value Investment Option
   (Class I) (Cost $4,981,384)                            216,896    4,704,464     11,909,553     11,866,178
LMPVET International All Cap Opportunity
   Investment Option (Cost $1,399,590)                    110,393      988,014        837,398        380,492
LMPVET Investors Investment Option
   (Class I) (Cost $6,269,410)                            438,095    7,237,328      1,980,115      2,449,739
LMPVET Large Cap Growth Investment Option
   (Class I) (Cost $7,454,808)                            501,490    8,324,738      2,948,921      2,406,823
LMPVET Social Awareness Stock Investment Option
   (Cost $2,084,352)                                       85,270    2,124,937        771,721        635,032
LMPVPI All Cap Investment Option
   (Class I) (Cost $0) (a)                                     --           --      1,240,709     11,800,714
LMPVET Capital and Income Investment Option
   (Class I) (Cost $1,936,607) (b)                        134,017    1,663,153      2,896,340        966,053
LMPVIT Global High Yield Bond Investment Option
   (Class I) (Cost $16,641,224)                         1,730,426   15,660,358     18,426,861     22,025,184
LMPVIT Government Investment Option
   (Class I) (Cost $721,275)                               65,393      695,778      1,526,049        977,186
LMPVIT Strategic Bond Investment Option
   (Class I) (Cost $5,229,860)                            501,267    4,977,586      2,509,162      2,062,306
LMPVPI Total Return Investment Option
   (Class I) (Cost $0) (a)                                     --           --      1,023,398      1,932,287
Lord Abbett Growth and Income Investment Option
   (Class VC) (Cost $0) (a)                                    --           --      1,131,643      6,079,175
Lord Abbett Mid-Cap Value Investment Option
   (Class VC) (Cost $0) (a)                                    --           --      2,050,048     19,312,072
MIST Batterymarch Mid-Cap Stock Investment Option
   (Class A) (Cost $6,322,413)                            320,437    5,787,085      2,336,219     11,212,429
MIST BlackRock High Yield Investment Option
   (Class A) (Cost $19,062,660) (b)                     2,276,182   18,755,742     23,900,327      4,789,606
MIST BlackRock Large-Cap Core Investment Option
   (Class E) (Cost $9,432,853) (b)                        853,014    9,442,861     14,225,501      4,818,595
MIST BlackRock Large-Cap Core Investment Option
   (Class A) (Cost $0) (a)                                     --           --        311,898      1,143,284
MIST Harris Oakmark International Investment Option
   (Class A) (Cost $25,022,807)                         1,369,155   23,645,314     20,506,258      6,462,267
MIST Janus Forty Investment Option
   (Class A) (Cost $13,635,836)                           184,651   15,475,618      7,640,427      6,423,200
MIST Loomis Sayles Global Markets Investment Option
   (Class A) (Cost $9,027,894) (b)                        745,019    9,893,850     23,337,948     13,906,723
MIST Lord Abbett Bond Debenture Investment Option
   (Class A) (Cost $1,955,175)                            160,740    2,030,142      2,074,124      6,643,795
MIST Lord Abbett Growth and Income Investment Option
   (Class B) (Cost $14,377,821)                           506,299   14,525,717     10,492,558      3,234,715
MIST Lord Abbett Mid-Cap Value Investment Option
   (Class B) (Cost $35,234,360)                         1,615,939   31,478,495     32,327,670      6,434,893
MIST Met/AIM Capital Appreciation Investment Option
   (Class A) (Cost $2,139,957)                            177,526    2,144,517        477,105      1,398,420
MIST Met/AIM Small Cap Growth Investment Option
   (Class A) (Cost $458,198)                               30,815      457,906      1,702,985      1,543,626
MIST MFS Emerging Markets Equity Investment Option
   (Class A) (Cost $5,937,299) (b)                        502,089    7,220,045      8,067,580      2,380,860
MIST MFS Research International Investment Option
   (Class B) (Cost $7,571,573) (b)                        555,985    7,961,710      8,860,691      1,327,770

                                                                                         FOR THE YEAR ENDED
                                                         AS OF DECEMBER 31, 2007         DECEMBER 31, 2007
                                                        ------------------------  -----------------------------
                                                                      MARKET         COST OF        PROCEEDS
                                                           SHARES    VALUE ($)    PURCHASES ($)  FROM SALES ($)
                                                        ----------  -----------   -------------  --------------
MIST Neuberger Berman Real Estate Investment Option
   (Class A) (Cost $43,789,497)                           2,842,931   40,028,471    34,335,737     48,424,714
MIST PIMCO Inflation Protected Bond Investment Option
   (Class A) (Cost $29,863,667) (b)                       2,925,935   32,068,243    53,076,238     23,194,259
MIST Pioneer Fund Investment Option
   (Class A) (Cost $50,873)                                   3,498       53,279        72,368        150,938
MIST Third Avenue Small Cap Value Investment Option
   (Class B) (Cost $28,066,740) (b)                       1,662,879   26,073,946    54,641,274     26,019,387
MSF BlackRock Aggressive Growth Investment Option
   (Class D) (Cost $7,992,901)                              324,557    9,301,797     2,179,440      2,025,366
MSF BlackRock Bond Income Investment Option
   (Class A) (Cost $9,816,406)                               93,936   10,493,568     2,131,630        837,226
MSF BlackRock Diversified Investment Option
   (Class A) (Cost $3,757,722) (b)                          209,554    3,809,699     4,558,289        814,047
MSF BlackRock Money Market Investment Option
   (Class A) (Cost $181,029,762)                          1,810,297  181,029,762   162,869,283     99,756,433
MSF Capital Guardian U.S. Equity Investment Option
   (Class A) (Cost $2,440,546)                              189,011    2,351,297       742,305        804,231
MSF FI Large Cap Investment Option
   (Class A) (Cost $2,371,955)                              160,454    2,352,255     1,707,503      1,820,862
MSF FI Value Leaders Investment Option
   (Class D) (Cost $17,474,387)                              86,920   17,017,124     6,700,676      6,560,864
MSF MetLife Aggressive Allocation Investment Option
   (Class B) (Cost $6,683,675)                              539,861    6,807,647     8,021,196      2,625,961
MSF MetLife Conservative Allocation Investment Option
   (Class B) (Cost $1,995,221)                              183,726    2,043,031    18,905,400     21,860,373
MSF MetLife Conservative to Moderate Allocation
   Investment Option (Class B) (Cost $7,779,923)            702,692    8,102,044    18,766,076     21,274,499
MSF MetLife Moderate Allocation Investment Option
   (Class B) (Cost $12,510,822)                           1,070,460   12,802,702    31,510,465     21,214,111
MSF MetLife Moderate to Aggressive Allocation
   Investment Option (Class B) (Cost $ 1,838,247)           149,484    1,850,612     1,761,193        454,128
MSF MetLife Stock Index Investment Option
   (Class A) (Cost $77,441,112) (b)                       2,078,646   76,909,909    83,614,210      6,231,146
MSF MFS Total Return Investment Option
   (Class F) (Cost $35,707,234)                             244,797   37,564,166     7,209,987     14,829,777
MSF Oppenheimer Global Equity Investment Option
   (Class B) (Cost $1,032,488)                               63,068    1,099,909       661,797        823,903
MSF Russell 2000 Index Investment Option
   (Class A) (Cost $30,642,587) (b)                       2,021,715   28,667,922    34,865,372      4,050,705
MSF T. Rowe Price Large Cap Growth Investment Option
   (Class B) (Cost $2,842,469)                              185,784    3,046,864     2,190,794      2,679,228
MSF Western Asset Management High Yield Bond
   Investment Option (Class A) (Cost $0) (a)                     --           --     5,539,327     20,485,711
MSF Western Asset Management U.S. Government
   Investment Option (Class A) (Cost $22,805,444)         1,905,636   23,801,394     6,685,874      2,902,441
Morgan Stanley UIF Emerging Markets Equity
   Investment Option (Class I) (a)                               --           --       702,752      1,986,841
PIMCO VIT Low Duration Investment Option
   (Cost $17,251,625)                                     1,710,067   17,613,496    15,386,129     31,276,840
PIMCO VIT Real Return Investment Option
   (Administrative Class) (Cost $0) (a)                          --           --     4,668,078     53,894,597
PIMCO VIT Total Return Investment Option
   (Administrative Class) (Cost $136,804,510)            13,363,266  140,177,180    48,947,611     53,149,516

                                                                                        FOR THE YEAR ENDED
                                                         AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                        ------------------------  -----------------------------
                                                                       MARKET        COST OF        PROCEEDS
                                                            SHARES    VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                          ---------  ----------   -------------  --------------
Pioneer Mid Cap Value VCT Investment Option
   (Class II) (Cost $5,523,559)                             257,239   4,920,982      5,328,239      6,163,455
Putnam VT Discovery Growth Investment Option
   (Class IB) (Cost $315,184)                                55,456     329,409        175,422        122,365
Putnam VT International Equity Investment Option
   (Class IB) (Cost $0) (a)                                      --          --      2,292,802      8,781,623
Putnam VT Small Cap Value Investment Option
   (Class IB) (Cost $0) (a)                                      --          --      7,793,960     46,420,943
Royce Micro Cap Investment Option
   (Cost $6,703,868)                                        470,919   6,343,280     14,455,976     14,181,519
Royce Small Cap Investment Option
   (Cost $6,483,298)                                        611,902   6,094,542      3,681,834      2,780,012
Vanguard VIF Diversified Value Investment Option
   (Cost $18,047,588)                                     1,155,129  18,863,252     10,849,472     11,643,877
Vanguard VIF Equity Index Investment Option
   (Cost $24,648,042)                                       889,093  26,263,799      8,556,792     10,423,355
Vanguard VIF International Investment Option
   (Cost $834,457)                                           38,076     907,738        662,222         60,522
Vanguard VIF Mid-Cap Index Investment Option
   (Cost $15,736,280)                                       859,031  15,960,796     17,664,726     17,895,896
Vanguard VIF Short-Term Investment-Grade
   Investment Option (Cost $226,223)                         21,144     227,718        228,143          4,052
Vanguard VIF Small Company Growth Investment Option
   (Cost $4,066,935)                                        221,035   4,011,778     27,587,161     24,627,076
The Merger Fund VL Investment Option
   (Cost $125,558)                                           10,722     106,792        372,824        413,691

(a) For the period January 1, 2007 to April 27, 2007.

(b) For the period April 30, 2007 to December 31, 2007.

5. FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Policies, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the five years in the period ended December 31, 2007:

                                                       AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                               --------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                UNITS     LOWEST TO   NET ASSETS    INCOME        LOWEST TO         LOWEST TO
                                                (000s)   HIGHEST ($)    ($000s)    RATIO (%)     HIGHEST (%)       HIGHEST (%)
                                               ------- -------------- ---------- ------------- ---------------- -----------------
AIM V.I. International Growth             2007  31,576  1.753 - 1.760    55,455       0.67        0.10 - 0.25        4.02 - 14.53
   Investment Option (Series I)           2006  10,023  1.527 - 1.535    15,371       1.89        0.15 - 0.45       16.64 - 27.96
                                          2005   1,064  1.196 - 1.198     1,275       0.84        0.20 - 0.45        0.76 - 13.45

American Century VP Ultra                 2007   3,035          1.189     3,608         --               0.20               20.83
   Investment Option (Class I)            2006   4,421          0.984     4,351         --               0.20              (3.53)
                                          2005   5,669          1.020     5,780         --               0.20                2.00
                                          2004   6,852          1.000     6,852         --               0.20               10.50
                                          2003   6,255          0.905     5,663         --               0.20               24.66

American Funds Global Growth              2007   7,358  2.025 - 2.057    15,121       2.45        0.20 - 0.45       14.33 - 14.66
   Investment Option (Class 2)            2006  11,867  1.772 - 1.794    21,279       0.84        0.20 - 0.45       19.89 - 20.25
                                          2005   7,454  1.478 - 1.496    11,124       0.69        0.15 - 0.45       13.60 - 13.94
                                          2004   6,003  1.301 - 1.313     7,871       0.40        0.15 - 0.45       10.99 - 13.21
                                          2003   3,611  1.152 - 1.158     4,181       0.41        0.20 - 0.45        0.26 - 34.97

American Funds Growth                     2007  44,052  1.627 - 1.661    72,797       0.72        0.10 - 0.45       11.90 - 12.23
   Investment Option (Class 2)            2006  52,553  1.454 - 1.480    77,475       0.83        0.10 - 0.45        9.74 - 10.12
                                          2005  43,428  1.325 - 1.344    58,186       0.77        0.10 - 0.45      (0.22) - 16.09
                                          2004  29,768  1.146 - 1.156    34,379       0.24        0.15 - 0.45       12.02 - 12.35
                                          2003  13,618  1.023 - 1.029    14,000       0.15        0.15 - 0.45        0.10 - 36.22

American Funds Growth-Income              2007  33,212  1.505 - 1.537    50,781       1.78        0.10 - 0.45         4.59 - 4.91
   Investment Option (Class 2)            2006  28,115  1.439 - 1.465    41,046       1.52        0.10 - 0.45       14.66 - 15.08
                                          2005  28,652  1.255 - 1.273    36,359       1.39        0.10 - 0.45       (0.31) - 5.66
                                          2004  21,268  1.191 - 1.202    25,533       1.75        0.15 - 0.45        2.91 - 10.19
                                          2003   6,149  1.084 - 1.089     6,695       1.49        0.20 - 0.45       31.87 - 32.16

Credit Suisse Trust Emerging              2007      --  1.606 - 2.206        --         --        0.20 - 0.45         5.13 - 5.24
   Markets Investment Option (a)          2006   2,197  1.526 - 2.097     3,641       0.12        0.20 - 0.45       31.91 - 32.24
                                          2005  21,058  1.154 - 1.586    24,544       0.67        0.20 - 0.45       27.40 - 27.65
                                          2004  15,850  0.904 - 1.243    14,648       0.33        0.20 - 0.45       24.37 - 24.69
                                          2003   7,545  0.725 - 0.997     5,683         --        0.20 - 0.45       42.30 - 42.72

Delaware VIP Small Cap Value              2007   5,508  1.982 - 2.584    13,710       0.39        0.10 - 0.45    (12.96) - (6.78)
   Investment Option (Standard Class)     2006   3,804  2.650 - 2.772    10,533       0.24        0.20 - 0.45       15.67 - 15.93
                                          2005   2,207  2.291 - 2.391     5,274       0.27        0.20 - 0.45         8.94 - 9.23
                                          2004      35  2.103 - 2.189        76         --        0.20 - 0.45       18.59 - 21.21

Dreyfus Stock Index Investment Option     2007      --  1.715 - 1.741        --       0.42        0.15 - 0.45         5.67 - 5.80
   (Initial Shares) (a)                   2006  33,827  1.624 - 1.646    55,610       1.75        0.15 - 0.45       12.51 - 15.23
                                          2005  21,154  1.412 - 1.425    30,130       1.67        0.20 - 0.45         4.21 - 4.55
                                          2004  16,586  1.355 - 1.363    22,612       2.01        0.20 - 0.45       10.16 - 10.37
                                          2003   9,504  1.230 - 1.235    11,735       1.50        0.20 - 0.45        0.24 - 28.11

Dreyfus VIF Appreciation                  2007   3,283  1.217 - 1.268     4,065       2.51        0.20 - 0.45         6.67 - 6.94
   Investment Option (Initial Shares)     2006  22,045  1.138 - 1.187    26,028       0.36        0.20 - 0.45       15.96 - 16.24
                                          2005   3,961  0.979 - 1.022     3,902       0.02        0.20 - 0.45         3.91 - 4.18
                                          2004   6,687  0.940 - 0.981     6,302       1.73        0.20 - 0.45         4.63 - 4.91
                                          2003   9,741  0.896 - 0.936     8,771       1.72        0.20 - 0.45       10.38 - 20.92

                                                       AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                               --------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                UNITS     LOWEST TO   NET ASSETS    INCOME        LOWEST TO         LOWEST TO
                                                (000s)   HIGHEST ($)    ($000s)    RATIO (%)     HIGHEST (%)       HIGHEST (%)
                                               ------- -------------- ---------- ------------- ---------------- -----------------
Dreyfus VIF Developing Leaders            2007   1,987  1.043 - 1.371     2,151      0.43         0.20 - 0.45   (11.49) - (11.23)
   Investment Option (Initial Shares)     2006  12,612  1.175 - 1.545    14,950      0.48         0.15 - 0.45         3.32 - 3.62
                                          2005  20,962  1.134 - 1.493    24,883        --         0.15 - 0.45         5.36 - 5.65
                                          2004  19,453  1.074 - 1.414    21,633      0.20         0.15 - 0.45       10.77 - 11.21
                                          2003  20,307  0.967 - 1.273    20,400      0.04         0.15 - 0.45       31.15 - 31.51

DWS VIT Small Cap Index                   2007      --  1.508 - 2.034        --      0.87         0.15 - 0.45         5.37 - 5.51
   Investment Option (Class A) (a)        2006  18,032  1.430 - 1.929    27,686      0.85         0.15 - 0.45       16.98 - 17.27
                                          2005  25,978  1.220 - 1.646    32,820      0.72         0.15 - 0.45         3.77 - 4.10
                                          2004  28,096  1.172 - 1.582    34,267      0.43         0.15 - 0.45       15.13 - 17.45
                                          2003  18,430  0.998 - 1.347    18,941      0.83         0.20 - 0.45       45.85 - 46.12

Fidelity VIP Asset Manager SM             2007      --  1.177 - 1.282        --      3.01         0.20 - 0.45         5.07 - 5.18
   Investment Option (Initial Class) (a)  2006   3,048  1.119 - 1.219     3,669      2.35         0.20 - 0.45         6.84 - 7.08
                                          2005   2,417  1.045 - 1.139     2,704      2.96         0.20 - 0.45         3.59 - 3.88
                                          2004   3,610  1.006 - 1.097     3,789      2.23         0.20 - 0.45         5.03 - 5.23
                                          2003   2,600  0.956 - 1.043     2,660      2.92         0.20 - 0.45        2.25 - 17.73

Fidelity VIP Contrafund                   2007  12,341          1.498    18,489      1.10                0.25               17.31
   Investment Option (Initial Class)      2006  10,651  1.277 - 1.278    13,604      0.84         0.20 - 0.25         2.73 - 8.59

Fidelity VIP Contrafund                   2007  26,163  1.602 - 1.916    45,244      0.76         0.15 - 0.45       16.76 - 17.11
   Investment Option (Service Class 2)    2006  25,667  1.372 - 1.636    37,941      1.08         0.15 - 0.45       10.91 - 11.29
                                          2005  15,004  1.237 - 1.470    18,810      0.11         0.15 - 0.45       16.15 - 16.48
                                          2004   9,276  1.065 - 1.262     9,991      0.16         0.15 - 0.45       14.64 - 14.94
                                          2003   5,190  0.929 - 1.098     5,010      0.24         0.15 - 0.45        0.21 - 27.97

Fidelity VIP Growth & Income              2007   6,032  1.275 - 1.277     7,694      1.42         0.15 - 0.20       11.55 - 11.72
   Investment Option (Service Class 2)    2006  11,740          1.143    13,416      0.63         0.15 - 0.20       11.84 - 12.72
                                          2005   9,431          1.014     9,567        --                0.20              (1.17)

Fidelity VIP Mid Cap Investment Option    2007  26,881  2.398 - 2.439    65,397      0.46         0.10 - 0.45        5.39 - 15.10
   (Service Class 2)                      2006  22,674  2.089 - 2.119    47,983      0.11         0.20 - 0.45       11.89 - 12.18
                                          2005  12,010  1.867 - 1.889    22,673        --         0.20 - 0.45       17.50 - 17.84
                                          2004   6,111  1.589 - 1.603     9,798        --         0.20 - 0.45       24.14 - 24.40
                                          2003   3,166  1.280 - 1.289     4,081      0.26         0.20 - 0.45      (0.54) - 38.01

Fidelity VIP Overseas Investment Option   2007  17,231  1.793 - 1.813    31,198      2.91         0.15 - 0.45       16.50 - 16.89
   (Service Class 2)                      2006  12,909  1.539 - 1.551    20,006      0.62         0.15 - 0.45       17.21 - 17.59
                                          2005  11,009  1.313 - 1.319    14,513      0.35         0.15 - 0.45       10.93 - 20.68
                                          2004   3,341  1.111 - 1.112     3,714        --         0.20 - 0.25       16.34 - 19.06

FTVIP Templeton Global Asset
   Allocation Investment Option           2007      --  1.312 - 1.314        --        --         0.20 - 0.25         6.23 - 6.31
   (Class 1) (a)                          2006   3,375  1.235 - 1.236     4,167      2.00         0.20 - 0.25        7.48 - 11.97

FTVIPT Franklin Small-Mid Cap Growth      2007  11,243  0.951 - 1.289    11,368        --         0.10 - 0.45       10.84 - 11.12
   Securities Investment Option (Class 2) 2006  14,001  0.858 - 1.160    13,388        --         0.10 - 0.45         8.20 - 8.61
                                          2005  24,072  0.793 - 1.068    20,350        --         0.10 - 0.45       (0.19) - 4.68
                                          2004  19,247  0.761 - 1.019    15,778        --         0.15 - 0.45       11.09 - 11.37
                                          2003  14,731  0.685 - 0.915    11,094        --         0.15 - 0.45       36.45 - 37.03

                                                       AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                               --------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                UNITS     LOWEST TO   NET ASSETS    INCOME        LOWEST TO         LOWEST TO
                                                (000s)   HIGHEST ($)    ($000s)    RATIO (%)     HIGHEST (%)       HIGHEST (%)
                                               ------- -------------- ---------- ------------- ---------------- -----------------
FTVIPT Templeton Developing Markets       2007  12,114  3.837 - 3.891    47,052       2.09        0.15 - 0.45       28.20 - 28.59
   Securities Investment Option (Class 2) 2006  12,009  2.993 - 3.026    36,284       1.19        0.15 - 0.45       27.52 - 27.90
                                          2005   9,884  2.347 - 2.366    23,355       0.76        0.15 - 0.45       26.86 - 27.20
                                          2004   1,316  1.850 - 1.860     2,445       2.38        0.15 - 0.45       18.70 - 24.45
                                          2003     257  1.490 - 1.493       384         --        0.20 - 0.45        1.43 - 28.15

FTVIPT Templeton Foreign Securities       2007   9,673  1.879 - 1.918    18,433       1.39        0.10 - 0.45       14.92 - 15.33
   Investment Option (Class 2)            2006  16,747  1.635 - 1.663    27,756       1.31        0.10 - 0.45       20.93 - 21.39
                                          2005  18,041  1.352 - 1.370    24,657       1.10        0.10 - 0.45      (0.15) - 10.06
                                          2004  13,747  1.233 - 1.243    17,075       0.93        0.15 - 0.45       15.74 - 18.29
                                          2003   1,240  1.045 - 1.050     1,301       1.61        0.20 - 0.45        1.16 - 28.36

FTVIPT Templeton Global Income            2007   7,255  1.407 - 1.420    10,292       2.71        0.20 - 0.45       10.79 - 11.04
   Securities Investment Option (Class 1) 2006   3,353  1.270 - 1.279     4,285       2.75        0.20 - 0.45       12.59 - 12.89
                                          2005     836  1.128 - 1.133       946       7.33        0.20 - 0.45     (3.08) - (2.67)
                                          2004     125          1.169       146         --               0.20                7.25

Janus Aspen Global Technology             2007   3,055  0.523 - 0.533     1,627       0.29        0.20 - 0.45       21.06 - 21.51
   Investment Option (Service Shares)     2006   3,711  0.432 - 0.439     1,628         --        0.20 - 0.45         7.37 - 7.60
                                          2005   4,765  0.402 - 0.408     1,943         --        0.20 - 0.45       11.05 - 11.51
                                          2004   3,235  0.362 - 0.366     1,185         --        0.20 - 0.45         0.00 - 0.27
                                          2003   2,359  0.362 - 0.365       861         --        0.20 - 0.45        0.55 - 46.00

Janus Aspen Worldwide Growth              2007   2,895  0.800 - 0.803     2,321       0.55        0.20 - 0.25         9.10 - 9.14
   Investment Option (Service Shares)     2006   2,980  0.723 - 0.736     2,189       1.63        0.20 - 0.45       17.37 - 17.76
                                          2005   2,727  0.616 - 0.868     1,703       1.27        0.15 - 0.45         5.12 - 5.47
                                          2004   3,408  0.586 - 0.823     2,021       0.62        0.15 - 0.45         4.09 - 4.31
                                          2003   9,305  0.563 - 0.789     6,100       0.83        0.15 - 0.45        8.68 - 33.33

LMPVET Aggressive Growth                  2007   3,941  1.455 - 1.478     5,825         --        0.20 - 0.45         1.04 - 1.30
   Investment Option (Class I)            2006   4,487  1.440 - 1.459     6,545         --        0.20 - 0.45         8.27 - 8.58
                                          2005   4,055  1.330 - 1.344     5,448         --        0.20 - 0.45       11.11 - 11.44
                                          2004   1,825  1.197 - 1.206     2,201         --        0.20 - 0.45         9.52 - 9.74
                                          2003   1,053  1.093 - 1.099     1,157         --        0.20 - 0.45        0.00 - 34.19

LMPVET Appreciation Investment Option
   (Class I)                              2007      34          1.273        43       1.01               0.25              (2.60)

LMPVET Equity Index Investment Option     2007  23,721  1.057 - 1.199    26,013       1.75        0.20 - 0.45         4.71 - 4.97
   (Class I)                              2006  26,356  1.007 - 1.215    27,463       0.80        0.15 - 0.45       14.90 - 15.28
                                          2005  80,403  0.875 - 1.054    74,463       1.41        0.15 - 0.45         4.03 - 4.36
                                          2004  91,860  0.839 - 1.010    80,455       1.74        0.15 - 0.45       10.05 - 10.39
                                          2003  78,889  0.760 - 0.915    63,484       1.49        0.15 - 0.45       27.57 - 27.81

LMPVET Fundamental Value                  2007   2,763  1.677 - 1.703     4,704       0.84        0.20 - 0.45         0.84 - 1.07
   Investment. Option (Class I)           2006   2,932  1.663 - 1.685     4,939       1.58        0.20 - 0.45       16.29 - 16.53
                                          2005   3,551  1.430 - 1.446     5,130       0.99        0.20 - 0.45         4.30 - 4.63
                                          2004   3,388  1.371 - 1.382     4,681       0.66        0.20 - 0.45         7.70 - 7.97
                                          2003   2,908  1.273 - 1.280     3,720       0.86        0.20 - 0.45       38.07 - 38.38

LMPVET International All Cap              2007     975  0.854 - 1.124       988       0.88        0.20 - 0.45         5.84 - 6.09
   Opportunity Investment Option          2006   1,007  0.805 - 1.060       963       5.36        0.20 - 0.45       25.30 - 25.59
                                          2005     427  0.641 - 0.844       349       0.59        0.20 - 0.45       11.20 - 11.49
                                          2004   2,875  0.575 - 0.757     1,773       1.04        0.20 - 0.45       17.37 - 17.59
                                          2003   1,505  0.489 - 0.644       934       0.99        0.20 - 0.45        1.42 - 27.34

                                                       AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                               --------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                UNITS     LOWEST TO   NET ASSETS    INCOME        LOWEST TO         LOWEST TO
                                                (000s)   HIGHEST ($)    ($000s)    RATIO (%)     HIGHEST (%)       HIGHEST (%)
                                               ------- -------------- ---------- ------------- ---------------- -----------------
LMPVET Investors Investment Option        2007  4,491   1.551 - 1.712     7,237       1.23        0.20 - 0.45         3.44 - 3.75
   (Class I)                              2006  4,952   1.318 - 1.652     7,669       0.71        0.15 - 0.45       17.72 - 18.10
                                          2005 25,475   1.116 - 1.400    30,881       1.30        0.15 - 0.45         6.06 - 6.39
                                          2004 24,028   1.049 - 1.318    27,970       1.61        0.15 - 0.45        9.86 - 10.19
                                          2003 20,015   0.952 - 1.197    21,352       1.85        0.15 - 0.45       31.74 - 32.22

LMPVET Large Cap Growth                   2007  7,946   0.936 - 1.141     8,325       0.04        0.20 - 0.45         4.86 - 5.06
   Investment Option (Class I)            2006  7,481   0.891 - 1.086     7,378       0.14        0.20 - 0.45         4.08 - 4.45
                                          2005  9,676   0.853 - 1.041     9,055       0.11        0.20 - 0.45         4.79 - 5.05
                                          2004 12,356   0.812 - 0.992    10,955       0.42        0.20 - 0.45       (0.10) - 0.12
                                          2003  6,011   0.811 - 0.991     5,001       0.03        0.20 - 0.45       46.94 - 47.25

LMPVET Social Awareness Stock             2007  2,020   1.052 - 1.098     2,125       1.40        0.20 - 0.25       10.69 - 10.74
   Investment Option                      2006  2,235   0.950 - 0.992     2,126       0.52        0.20 - 0.45         7.23 - 7.47
                                          2005  2,249   0.884 - 0.924     1,988       0.75        0.20 - 0.45         3.87 - 4.17
                                          2004  2,201   0.849 - 0.887     1,868       0.80        0.20 - 0.45         5.78 - 6.13
                                          2003  1,615   0.800 - 0.837     1,293       0.88        0.20 - 0.45        0.00 - 28.62

LMPVPI All Cap Investment Option          2007     --   1.602 - 1.915        --       0.29        0.20 - 0.45         5.30 - 5.39
   (Class I) (a)                          2006  5,985   1.520 - 1.817    10,561       1.51        0.20 - 0.45       17.60 - 17.92
                                          2005  5,928   1.289 - 1.542     7,682       0.96        0.20 - 0.45         3.54 - 3.78
                                          2004  5,893   1.242 - 1.486     7,405       0.61        0.20 - 0.45         7.84 - 8.09
                                          2003  4,890   1.149 - 1.375     5,797       0.34        0.20 - 0.45       38.34 - 38.77

LMPVET Capital and Income
   Investment Option (Class I) (b)        2007  1,111   1.494 - 1.511     1,663       1.23        0.20 - 0.25         1.00 - 1.01

LMPVIT Global High Yield Bond             2007 13,822           1.133    15,660       6.68               0.25              (0.35)
   Investment Option (Class I)            2006 17,593   1.137 - 1.138    19,996       5.93        0.20 - 0.25         6.95 - 7.47

LMPVIT Government Investment Option       2007    625   1.104 - 1.114       696       4.84        0.20 - 0.45         2.30 - 2.68
   (Class I)                              2006    140           1.089       152       2.83               0.20         3.91 - 4.00
                                          2005    185    1.048 - 1.50       194       7.60        0.10 - 0.20         1.35 - 1.45

LMPVIT Strategic Bond Investment Option   2007  3,109   1.596 - 1.657     4,978       4.68        0.20 - 0.45         1.50 - 1.79
   (Class I)                              2006  2,971   1.568 - 1.628     4,679       4.17        0.20 - 0.45         4.56 - 4.85
                                          2005  2,547   1.381 - 1.554     3,932       4.33        0.15 - 0.45         2.06 - 2.37
                                          2004  3,279   1.349 - 1.521     4,896       4.99        0.15 - 0.45         6.14 - 6.47
                                          2003  2,916   1.267 - 1.429     4,098       5.77        0.15 - 0.45        3.48 - 12.98

LMPVPI Total Return Investment Option     2007     --   1.479 - 1.496        --       1.32        0.20 - 0.25         3.31 - 3.35
   (Class I) (a)                          2006    619   1.428 - 1.448       890       2.31        0.20 - 0.45       12.00 - 12.32
                                          2005    382   1.274 - 1.290       489       2.14        0.20 - 0.45         2.91 - 3.07
                                          2004    343   1.236 - 1.252       425       1.83        0.20 - 0.45         8.21 - 8.61
                                          2003    282   1.138 - 1.154       321       1.40        0.20 - 0.45        0.35 - 15.65

Lord Abbett Growth and Income             2007     --   1.758 - 1.776        --         --        0.20 - 0.45         4.33 - 4.41
   Investment Option (Class VC) (a)       2006  2,772   1.685 - 1.701     4,712       1.18        0.20 - 0.45       16.69 - 17.07
                                          2005  2,136   1.444 - 1.453     3,103       1.17        0.20 - 0.45         2.85 - 3.05
                                          2004  1,082   1.404 - 1.410     1,525       1.07        0.20 - 0.45       12.14 - 12.44
                                          2003     28   1.252 - 1.254        35       0.64        0.20 - 0.45        0.32 - 17.20

                                                       AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                               --------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                UNITS     LOWEST TO   NET ASSETS    INCOME        LOWEST TO         LOWEST TO
                                                (000s)   HIGHEST ($)    ($000s)    RATIO (%)     HIGHEST (%)       HIGHEST (%)
                                               ------- -------------- ---------- ------------- ---------------- -----------------
Lord Abbett Mid-Cap Value                 2007      --  2.084 - 2.105        --         --        0.20 - 0.45       10.62 - 10.70
   Investment Option (Class VC) (a)       2006   8,183  1.884 - 1.905    15,544       0.40        0.15 - 0.45       11.74 - 15.52
                                          2005   9,127  1.686 - 1.698    15,480       0.56        0.20 - 0.45         7.73 - 8.02
                                          2004   4,301  1.565 - 1.572     6,755       0.62        0.20 - 0.45       23.42 - 23.80
                                          2003      25  1.268 - 1.269        31       0.52        0.25 - 0.45         0.24 - 8.84

MIST Batterymarch Mid-Cap Stock           2007   3,459  1.640 - 2.060     5,787       0.26        0.20 - 0.45         5.57 - 5.81
   Investment Option (Class A)            2006   9,431  1.550 - 1.947    14,740         --        0.20 - 0.45     (4.00) - (3.85)

MIST BlackRock High Yield
   Investment Option (Class A) (b)        2007  10,497  1.689 - 1.855    18,756         --        0.04 - 0.34     (1.94) - (1.69)

MIST BlackRock Large - Cap Core
   Investment Option (Class E) (b)        2007   8,261  0.920 - 1.169     9,443         --        0.20 - 0.45         0.70 - 0.88

MIST BlackRock Large-Cap Core             2007      --  0.912 - 1.160        --       0.77        0.20 - 0.45         5.25 - 5.36
   Investment Option (Class A) (a)        2006     905  0.866 - 1.101       844         --        0.20 - 0.45         6.69 - 6.91

MIST Harris Oakmark International         2007  17,976  1.217 - 1.519    23,645       0.62        0.09 - 0.44     (7.55) - (1.02)
   Investment Option (Class A)            2006   9,828  1.230 - 1.269    12,285         --        0.16 - 0.41       11.00 - 11.31

MIST Janus Forty Investment Option        2007  16,612  0.823 - 1.344    15,475       0.15        0.20 - 0.45       29.89 - 30.23
   (Class A)                              2006  17,823  0.632 - 1.032    12,662         --        0.20 - 0.45         3.25 - 3.44

MIST Loomis Sayles Global Markets
   Investment Option (Class A) (b)        2007   6,255  1.582 - 1.584     9,894         --        0.20 - 0.25       20.55 - 20.58

MIST Lord Abbett Bond Debenture           2007   1,307  1.534 - 1.760     2,030       8.65        0.20 - 0.45         6.39 - 6.68
   Investment Option (Class A)            2006   4,173  1.438 - 1.652     6,714         --        0.20 - 0.45         5.58 - 5.76

MIST Lord Abbett Growth and Income        2007  10,590  1.350 - 1.374    14,526       0.64        0.15 - 0.45         3.29 - 3.62
   Investment Option (Class B)            2006   5,631  1.307 - 1.326     7,463         --        0.15 - 0.45         8.29 - 8.96

MIST Lord Abbett Mid-Cap Value            2007  28,967  1.082 - 1.088    31,478       0.31        0.10 - 0.45       (9.56) - 0.46
   Investment Option (Class B)            2006   8,862          1.082     9,592         --        0.15 - 0.20        1.41 - 15.35

MIST Met/AIM Capital Appreciation         2007   2,024  0.757 - 1.240     2,144       0.09        0.20 - 0.45       11.42 - 11.65
   Investment Option (Class A)            2006   2,877  0.678 - 1.111     2,775       0.12        0.20 - 0.45     (0.45) - (0.27)

MIST Met/AIM Small Cap Growth             2007     308          1.485       458         --               0.20               11.24
   Investment Option (Class A)            2006     184          1.335       245         --               0.20                8.27

MIST MFS Emerging Markets Equity
   Investment Option (Class A) (b)        2007   3,321  2.030 - 2.788     7,220         --        0.20 - 0.45       26.23 - 26.40

MIST MFS Research International
   Investment Option (Class B) (b)        2007   4,573  1.713 - 1.742     7,962         --        0.20 - 0.45         5.29 - 5.51

MIST Neuberger Berman Real Estate         2007  13,852  2.353 - 3.134    40,028       1.21        0.10 - 0.45   (17.27) - (14.93)
   Investment Option (Class A)            2006  19,986  2.766 - 3.685    70,872         --        0.15 - 0.45       22.64 - 22.88

MIST PIMCO Inflation Protected Bond
   Investment Option (Class A) (b)        2007  24,800  1.278 - 1.299    32,068         --        0.10 - 0.45         7.12 - 7.36

                                                       AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                               --------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                UNITS     LOWEST TO   NET ASSETS    INCOME        LOWEST TO         LOWEST TO
                                                (000s)   HIGHEST ($)    ($000s)    RATIO (%)     HIGHEST (%)       HIGHEST (%)
                                               ------- -------------- ---------- ------------- ---------------- -----------------
MIST Pioneer Fund Investment Option       2007      48          1.114        53       0.61               0.25                4.80
   (Class A)                              2006     118          1.063       126         --               0.25               11.66

MIST Third Avenue Small Cap Value
   Investment Option (Class B) (b)        2007  12,584  1.952 - 2.075    26,073         --        0.10 - 0.45     (9.33) - (9.12)

MSF BlackRock Aggressive Growth           2007  11,829  0.720 - 1.118     9,302         --        0.20 - 0.45       19.96 - 20.20
   Investment Option (Class D)            2006  11,630  0.599 - 0.931     7,615         --        0.20 - 0.45     (1.71) - (1.48)

MSF BlackRock Bond Income                 2007   7,808  1.323 - 1.345    10,493       3.21        0.20 - 0.45         5.84 - 6.09
   Investment Option (Class A)            2006   7,024  1.250 - 1.268     8,901         --        0.20 - 0.45         4.69 - 4.88

MSF BlackRock Diversified
   Investment Option (Class A) (b)        2007   2,962  1.192 - 1.298     3,810         --        0.20 - 0.45         1.11 - 1.27

MSF BlackRock Money Market                2007 143,562  1.176 - 1.284   181,027       4.93        0.15 - 0.45         4.56 - 4.91
   Investment Option (Class A)            2006  97,923  1.121 - 1.225   117,915       3.27        0.15 - 0.45         2.09 - 3.20

MSF Capital Guardian U.S. Equity          2007   3,758  0.607 - 0.834     2,351       0.53        0.20 - 0.45     (0.48) - (0.33)
   Investment Option (Class A)            2006   4,169  0.609 - 0.837     2,576         --        0.20 - 0.45         3.64 - 3.75

MSF FI Large Cap Investment Option        2007   2,730  0.788 - 1.022     2,352       0.16        0.20 - 0.45         3.50 - 3.68
   (Class A)                              2006   3,110  0.760 - 1.042     2,532         --        0.15 - 0.45         2.21 - 2.36

MSF FI Value Leaders Investment Option    2007  11,271  1.449 - 1.565    17,017       0.78        0.20 - 0.45         3.64 - 3.87
   (Class D)                              2006  12,363  1.395 - 1.507    17,813         --        0.20 - 0.45         3.34 - 3.56

MSF MetLife Aggressive Allocation         2007   5,147  1.320 - 1.324     6,808       0.06        0.15 - 0.25         3.04 - 3.12
   Investment Option (Class B)            2006   1,050  1.281 - 1.284     1,347         --        0.15 - 0.25        6.92 - 13.83

MSF MetLife Conservative Allocation       2007   1,760  1.161 - 1.164     2,043         --        0.15 - 0.25         5.35 - 5.43
   Investment Option (Class B)            2006   4,478  1.102 - 1.104     4,942         --        0.15 - 0.25         2.23 - 5.44

MSF MetLife Conservative to Moderate      2007   6,733  1.201 - 1.204     8,102         --        0.15 - 0.25         4.52 - 4.60
   Allocation Investment Option (Class B) 2006   9,068  1.149 - 1.151    10,432         --        0.15 - 0.25         5.60 - 7.57

MSF MetLife Moderate Allocation           2007  10,244  1.247 - 1.250    12,803       0.01        0.15 - 0.25         4.09 - 4.17
   Investment Option (Class B)            2006   1,966  1.198 - 1.200     2,357         --        0.15 - 0.25         5.09 - 9.69

MSF MetLife Moderate to Aggressive        2007   1,458  1.269 - 1.271     1,851       0.03        0.20 - 0.25         3.59 - 3.67
   Allocation Investment Option (Class B) 2006     426  1.225 - 1.226       522         --        0.20 - 0.25        4.26 - 11.15

MSF MetLife Stock Index
   Investment Option (Class A) (b)        2007  44,521  1.702 - 1.730    76,909         --        0.13 - 0.43     (0.82) - (0.63)

MSF MFS Total Return Investment Option    2007  21,883  1.713 - 1.741    37,564       1.86        0.20 - 0.45         3.76 - 3.94
   (Class F)                              2006  27,517  1.385 - 1.676    45,429         --        0.15 - 0.45         7.70 - 7.95

MSF Oppenheimer Global Equity             2007     736          1.495     1,100       0.92               0.20                6.10
   Investment Option (Class B)            2006     861  1.407 - 1.409     1,214         --        0.19 - 0.24         6.42 - 6.43

MSF Russell 2000 Index Investment Option
   (Class A) (b)                          2007  18,889  1.402 - 1.890    28,667         --        0.15 - 0.45     (7.19) - (6.98)

                                                       AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                               --------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                UNITS     LOWEST TO   NET ASSETS    INCOME        LOWEST TO         LOWEST TO
                                                (000s)   HIGHEST ($)    ($000s)    RATIO (%)     HIGHEST (%)       HIGHEST (%)
                                               ------- -------------- ---------- ------------- ---------------- -----------------
MSF T. Rowe Price Large Cap Growth        2007   2,807  1.068 - 1.086     3,047       0.13        0.20 - 0.45         8.65 - 8.93
   Investment Option (Class B)            2006   3,400  0.983 - 0.997     3,388         --        0.20 - 0.45         8.02 - 8.13

MSF Western Asset Management High
   Yield Bond Investment Option           2007      --  1.718 - 1.888        --      11.37        0.15 - 0.45         4.20 - 4.31
   (Class A) (a)                          2006   9,348  1.647 - 1.811    16,326         --        0.15 - 0.45         7.08 - 7.30

MSF Western Asset Management U.S.         2007  15,127  1.417 - 1.597    23,801       2.48        0.05 - 0.30         4.04 - 4.81
   Government Investment Option (Class A) 2006  12,848  1.510 - 1.532    19,580         --        0.05 - 0.30         4.28 - 4.46

Morgan Stanley UIF Emerging Markets       2007      --          2.016        --         --               0.20                7.98
   Equity Investment Option (Class I) (a) 2006     615  1.865 - 1.867     1,148       1.69        0.20 - 0.25       36.63 - 36.88
                                          2005       5          1.364         7         --               0.20                6.07

PIMCO VIT Low Duration                    2007  15,490  1.126 - 1.139    17,613       4.76        0.15 - 0.45         6.83 - 7.25
   Investment Option                      2006  31,275  1.054 - 1.062    33,160       4.31        0.15 - 0.45         2.12 - 3.82
                                          2005   6,919  1.018 - 1.022     7,073       2.90        0.20 - 0.45         0.79 - 0.89
                                          2004   2,317          1.014     2,350       0.52               0.20                0.40

PIMCO VIT Real Return Investment Option   2007      --  1.193 - 1.210        --       1.55        0.10 - 0.45         2.40 - 2.56
   (Administrative Class) (a)             2006  41,440  1.165 - 1.180    48,710       4.29        0.10 - 0.45         0.26 - 0.60
                                          2005  28,316  1.162 - 1.173    33,133       2.80        0.10 - 0.45       (0.26) - 1.92
                                          2004  18,765  1.143 - 1.149    21,547       1.02        0.15 - 0.45         2.50 - 8.71
                                          2003     232  1.054 - 1.056       245       0.29        0.20 - 0.45         0.00 - 6.56

PIMCO VIT Total Return Investment Option  2007  96,209  1.437 - 1.461   140,175       4.80        0.10 - 0.45         8.29 - 8.61
   (Administrative Class)                 2006 104,174  1.327 - 1.346   139,901       4.41        0.10 - 0.45         3.35 - 3.73
                                          2005  99,384  1.284 - 1.299   128,880       3.41        0.10 - 0.45       (0.31) - 2.31
                                          2004 100,032  1.256 - 1.270   126,939       1.90        0.15 - 0.45         4.48 - 4.75
                                          2003  62,072  1.199 - 1.214    75,254       2.78        0.15 - 0.45         4.51 - 4.90

Pioneer Mid Cap Value VCT                 2007   2,793  1.738 - 1.764     4,921       0.75        0.20 - 0.45         4.83 - 5.13
   Investment Option (Class II)           2006   3,764  1.658 - 1.682     6,309         --        0.15 - 0.45       11.80 - 12.13
                                          2005   8,112  1.483 - 1.500    12,152       0.23        0.15 - 0.45         7.15 - 7.45
                                          2004   4,014  1.384 - 1.396     5,595       0.26        0.15 - 0.45       14.43 - 21.53
                                          2003     944  1.142 - 1.147     1,083       0.25        0.20 - 0.45        0.09 - 32.60

Putnam VT Discovery Growth                2007     307  1.056 - 1.074       329         --        0.20 - 0.45        9.77 - 10.04
   Investment Option (Class IB)           2006     282  0.962 - 0.976       275         --        0.20 - 0.45       10.57 - 10.91
                                          2005     425  0.870 - 0.880       374         --        0.20 - 0.45         6.75 - 7.06
                                          2004     502  0.815 - 0.822       412         --        0.20 - 0.45         7.10 - 7.32
                                          2003     447  0.761 - 0.766       342         --        0.20 - 0.45      (0.26) - 31.84

Putnam VT International Equity            2007      --  1.627 - 1.651        --       2.93        0.20 - 0.45         8.68 - 8.76
   Investment Option (Class IB) (a)       2006   4,629  1.497 - 1.518     7,026       1.34        0.20 - 0.45       27.19 - 27.46
                                          2005  19,833  1.177 - 1.191    23,626       1.33        0.20 - 0.45       11.67 - 11.96
                                          2004  13,701  1.054 - 1.064    14,576       1.43        0.20 - 0.45       15.70 - 16.03
                                          2003  15,130  0.911 - 0.917    13,878       0.57        0.20 - 0.45        1.66 - 28.25

Putnam VT Small Cap Value                 2007      --  2.148 - 2.285        --       0.55        0.10 - 0.45         7.19 - 7.29
   Investment Option (Class IB) (a)       2006  19,153  2.002 - 2.130    40,403       0.33        0.10 - 0.45       16.73 - 17.21
                                          2005  19,820  1.704 - 1.820    35,784       0.17        0.10 - 0.45       (0.23) - 6.87
                                          2004  17,673  1.595 - 1.703    29,863       0.33        0.15 - 0.45       15.25 - 25.96
                                          2003  10,280  1.343 - 1.352    13,895       0.27        0.20 - 0.45       48.89 - 49.28

                                                       AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                               --------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                UNITS     LOWEST TO   NET ASSETS    INCOME        LOWEST TO         LOWEST TO
                                                (000s)   HIGHEST ($)    ($000s)    RATIO (%)     HIGHEST (%)       HIGHEST (%)
                                               ------- -------------- ---------- ------------- ---------------- -----------------
Royce Micro Cap Investment Option         2007   4,128  1.535 - 1.537     6,343       0.72        0.15 - 0.20         3.78 - 3.79
                                          2006   3,688  1.479 - 1.481     5,460       0.28        0.15 - 0.20       14.10 - 20.83
                                          2005      --          1.224        --         --               0.20               10.77

Royce Small Cap Investment Option         2007   4,791  1.270 - 1.272     6,094       0.05        0.20 - 0.25     (2.38) - (2.30)
                                          2006   4,408  1.301 - 1.302     5,741       0.09        0.20 - 0.25        1.80 - 15.32
                                          2005     266          1.129       301         --               0.20                0.27

Vanguard VIF Diversified Value            2007  10,524  1.777 - 1.793    18,863       1.87        0.25 - 0.45         3.43 - 3.70
   Investment Option                      2006  11,262  1.718 - 1.732    19,472       0.02        0.20 - 0.45       11.67 - 18.32
                                          2005      18          1.452        26         --               0.45              (1.22)

Vanguard VIF Equity Index                 2007  17,279  1.507 - 1.520    26,263       1.56        0.25 - 0.45         4.87 - 5.12
   Investment Option                      2006  19,304  1.437 - 1.449    27,917       0.01        0.20 - 0.45        9.77 - 15.24
                                          2005     171          1.247       213         --               0.45                1.63

Vanguard VIF International                2007     542          1.675       908       1.27               0.25               17.13
   Investment Option                      2006     166          1.430       238         --               0.25               19.07

Vanguard VIF Mid-Cap Index                2007  11,874          1.344    15,960       1.32               0.25                5.83
   Investment Option                      2006  12,978  1.270 - 1.271    16,477         --        0.20 - 0.25         3.84 - 9.39

Vanguard VIF Short-Term                   2007     198          1.148       228       0.89               0.45                5.51
   Investment-Grade Investment Option     2006       2          1.088         2       2.08               0.45                4.41
                                          2005       3          1.042         4         --               0.45                0.48

Vanguard VIF Small Company Growth         2007   2,713  1.479 - 1.482     4,012       0.32        0.20 - 0.25         3.50 - 3.56
   Investment Option                      2006     991  1.429 - 1.431     1,417         --        0.20 - 0.25       (1.78) - 3.85

The Merger Fund VL Investment Option      2007      87          1.222       107         --               0.20                1.83
                                          2006     138          1.200       165         --               0.20                8.70

(1) The Company sells a number of variable life products which have unique combinations of features and fees that are charged against the policy owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Option from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policy owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Investment Option invests.

(3) These amounts represent the annualized policy expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual policy total returns are not within the ranges presented.

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

                     This page is intentionally left blank.

6. SCHEDULES OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                   AIM V.I. INTERNATIONAL GROWTH  AMERICAN CENTURY VP ULTRA  AMERICAN FUNDS GLOBAL GROWTH
                                         INVESTMENT OPTION            INVESTMENT OPTION            INVESTMENT OPTION
                                            (SERIES I)                    (CLASS I)                    (CLASS 2)
                                   -----------------------------  -------------------------  ----------------------------
                                         2007        2006             2007         2006             2007        2006
                                      ----------  ----------       ----------  -----------      ----------  ----------
Units beginning of year               10,023,431   1,063,811        4,421,032   5,669,118       11,866,818   7,454,459
Units issued and transferred
   from other funding options         27,945,724  10,002,278           90,294     256,143        4,110,165   6,614,662
Units redeemed and transferred to
   other funding options              (6,393,378) (1,042,658)      (1,475,969) (1,504,229)      (8,618,514) (2,202,303)
                                      ----------  ----------       ----------  ----------       ----------  ----------
Units end of year                     31,575,777  10,023,431        3,035,357   4,421,032        7,358,469  11,866,818
                                      ==========  ==========       ==========  ==========       ==========  ==========

                                   DELAWARE VIP SMALL CAP VALUE     DREYFUS STOCK INDEX    DREYFUS VIF APPRECIATION
                                        INVESTMENT OPTION            INVESTMENT OPTION         INVESTMENT OPTION
                                         (STANDARD CLASS)            (INITIAL SHARES)          (INITIAL SHARES)
                                   ----------------------------  ------------------------  ------------------------
                                          2007       2006          2007 (a)       2006         2007         2006
                                      ----------  ---------      -----------  -----------  -----------  -----------
Units beginning of year                3,803,732  2,206,940       33,827,335   21,153,835   22,045,488    3,961,249
Units issued and transferred
   from other funding options          3,171,080  2,462,639        9,172,769   28,423,068    2,416,275   42,693,564
Units redeemed and transferred to
   other funding options              (1,467,147)  (865,847)     (43,000,104) (15,749,568) (21,179,007) (24,609,325)
                                      ----------  ---------      -----------  -----------  -----------  -----------
Units end of year                      5,507,665  3,803,732               --   33,827,335    3,282,756   22,045,488
                                      ==========  =========      ===========  ===========  ===========  ===========


                                   FIDELITY VIP CONTRAFUND  FIDELITY VIP CONTRAFUND  FIDELITY VIP GROWTH & INCOME
                                      INVESTMENT OPTION        INVESTMENT OPTION           INVESTMENT OPTION
                                       (INITIAL CLASS)         (SERVICE CLASS 2)           (SERVICE CLASS 2)
                                   -----------------------  -----------------------  ----------------------------
                                      2007         2006        2007        2006            2007        2006
                                   ----------  -----------  ----------  -----------     -------  -------------
Units beginning of year            10,651,181           --  25,666,834  15,003,501      11,740,284   9,431,000
Units issued and transferred
   from other funding options       7,697,099   22,077,142  10,142,799  17,249,353         239,781   3,621,831
Units redeemed and transferred to
   other funding options           (6,006,793) (11,425,961) (9,646,894) (6,586,020)     (5,947,678) (1,312,547)
                                   ----------  -----------  ----------  ----------      ----------  ----------
Units end of year                  12,341,487   10,651,181  26,162,739  25,666,834       6,032,387  11,740,284
                                   ==========  ===========  ==========  ==========      ==========  ==========

                                       FTVIPT FRANKLIN
                                        SMALL-MID CAP       FTVIPT TEMPLETON DEVELOPING      FTVIPT TEMPLETON
                                      GROWTH SECURITIES         MARKETS SECURITIES          FOREIGN SECURITIES
                                      INVESTMENT OPTION          INVESTMENT OPTION          INVESTMENT OPTION
                                          (CLASS 2)                  (CLASS 2)                  (CLASS 2)
                                   -----------------------  ---------------------------  -----------------------
                                      2007         2006          2007        2006            2007        2006
                                   ----------  -----------    ----------  ----------     -----------  ----------
Units beginning of year            14,001,194   24,072,492    12,009,404   9,883,511      16,746,659  18,040,869
Units issued and transferred
   from other funding options       3,326,249    7,232,467     5,539,424   6,976,336       4,738,809   7,111,197
Units redeemed and transferred to
   other funding options           (6,084,288) (17,303,765)   (5,434,366) (4,850,443)    (11,812,798) (8,405,407)
                                   ----------  -----------    ----------  ----------     -----------  ----------
Units end of year                  11,243,155   14,001,194    12,114,462  12,009,404       9,672,670  16,746,659
                                   ==========  ===========    ==========  ==========     ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

                                     AMERICAN FUNDS GROWTH   AMERICAN FUNDS GROWTH-INCOME  CREDIT SUISSE TRUST EMERGING
                                       INVESTMENT OPTION           INVESTMENT OPTION                  MARKETS
                                           (CLASS 2)                   (CLASS 2)                 INVESTMENT OPTION
                                   ------------------------  ----------------------------  ----------------------------
                                        2007         2006           2007         2006          2007 (a)       2006
                                   -----------  -----------    -----------  -----------      ----------  -----------
Units beginning of year             52,552,658   43,428,155     28,115,420   28,651,542       2,196,904   21,057,883
Units issued and transferred
   from other funding options       13,108,230   33,592,016     18,012,203   27,006,920         331,379   14,124,052
Units redeemed and transferred to
   other funding options           (21,608,407) (24,467,513)   (12,915,748) (27,543,042)     (2,528,283) (32,985,031)
                                   -----------  -----------    -----------  -----------      ----------  -----------
Units end of year                   44,052,481   52,552,658     33,211,875   28,115,420              --    2,196,904
                                   ===========  ===========    ===========  ===========      ==========  ===========

                                   DREYFUS VIF DEVELOPING LEADERS   DWS VIT SMALL CAP INDEX  FIDELITY VIP ASSET MANAGER SM
                                          INVESTMENT OPTION            INVESTMENT OPTION           INVESTMENT OPTION
                                          (INITIAL SHARES)                 (CLASS A)                (INITIAL CLASS)
                                   ------------------------------  ------------------------  -----------------------------
                                          2007         2006          2007 (a)       2006          2007 (a)      2006
                                      -----------  -----------     -----------  -----------      ----------  ---------
Units beginning of year                12,612,359   20,962,247      18,031,913   25,978,028       3,048,299  2,417,203
Units issued and transferred
   from other funding options             694,396    8,934,568       2,412,988   15,053,943         361,914  1,628,474
Units redeemed and transferred to
   other funding options              (11,319,771) (17,284,456)    (20,444,901) (23,000,058)     (3,410,213)  (997,378)
                                      -----------  -----------     -----------  -----------      ----------  ---------
Units end of year                       1,986,984   12,612,359              --   18,031,913              --  3,048,299
                                      ===========  ===========     ===========  ===========      ==========  =========

                                                                                     FTVIP TEMPLETON GLOBAL
                                     FIDELITY VIP MID CAP     FIDELITY VIP OVERSEAS     ASSET ALLOCATION
                                       INVESTMENT OPTION        INVESTMENT OPTION       INVESTMENT OPTION
                                       (SERVICE CLASS 2)        (SERVICE CLASS 2)           (CLASS 1)
                                   ------------------------  ----------------------  ----------------------
                                       2007         2006        2007        2006      2007 (a)      2006
                                   -----------  -----------  ----------  ----------  ----------  ----------
Units beginning of year             22,673,521   12,009,948  12,909,259  11,009,148   3,374,783         --
Units issued and transferred
   from other funding options       17,279,834   32,921,033   6,811,960   6,453,610   1,212,289  3,868,206
Units redeemed and transferred to
   other funding options           (13,072,396) (22,257,460) (2,490,334) (4,553,499) (4,587,072)  (493,423)
                                   -----------  -----------  ----------  ----------  ----------  ---------
Units end of year                   26,880,959   22,673,521  17,230,885  12,909,259          --  3,374,783
                                   ===========  ===========  ==========  ==========  ==========  =========

                                   FTVIPT TEMPLETON GLOBAL
                                      INCOME SECURITIES     JANUS ASPEN GLOBAL TECHNOLOGY  JANUS ASPEN WORLDWIDE GROWTH
                                      INVESTMENT OPTION           INVESTMENT OPTION              INVESTMENT OPTION
                                          (CLASS 1)                (SERVICE SHARES)               (SERVICE SHARES)
                                   -----------------------  -----------------------------  ----------------------------
                                      2007        2006            2007        2006               2007        2006
                                   ----------  ----------      ----------  ----------         ----------  ----------
Units beginning of year             3,352,892     835,723       3,710,951   4,764,842          2,979,742   2,727,102
Units issued and transferred
   from other funding options       6,134,758   3,788,001       6,874,392   4,169,997          1,400,131   1,664,018
Units redeemed and transferred to
   other funding options           (2,232,322) (1,270,832)     (7,530,839) (5,223,888)        (1,485,199) (1,411,378)
                                   ----------  ----------      ----------  ----------         ----------  ----------
Units end of year                   7,255,328   3,352,892       3,054,504   3,710,951          2,894,674   2,979,742
                                   ==========  ==========      ==========  ==========         ==========  ==========

                                   LMPVET AGGRESSIVE GROWTH  LMPVET APPRECIATION     LMPVET EQUITY INDEX
                                       INVESTMENT OPTION      INVESTMENT OPTION       INVESTMENT OPTION
                                           (CLASS I)              (CLASS I)               (CLASS I)
                                   ------------------------  -------------------  -------------------------
                                       2007        2006           2007   2006         2007         2006
                                    ----------  ----------       ------  ----     -----------  -----------
Units beginning of year              4,486,576   4,054,819           --    --      26,356,275   80,402,534
Units issued and transferred
   from other funding options        1,724,036   3,655,595       35,569    --       8,131,536   32,722,981
Units redeemed and transferred to
   other funding options            (2,270,026) (3,223,838)      (1,806)   --     (10,766,635) (86,769,240)
                                    ----------  ----------       ------   ---     -----------  -----------
Units end of year                    3,940,586   4,486,576       33,763    --      23,721,176   26,356,275
                                    ==========  ==========       ======   ===     ===========  ===========

                                   LMPVET LARGE CAP GROWTH                                      LMPVPI ALL CAP
                                      INVESTMENT OPTION     LMPVET SOCIAL AWARENESS STOCK     INVESTMENT OPTION
                                          (CLASS I)               INVESTMENT OPTION               (CLASS I)
                                   -----------------------  -----------------------------  -----------------------
                                      2007        2006            2007        2006          2007 (a)       2006
                                   ----------  ----------       ---------  ---------       ----------  -----------
Units beginning of year             7,480,827   9,675,698       2,235,404  2,249,007        5,984,935    5,927,589
Units issued and transferred
   from other funding options       3,411,580   5,218,321         442,461    479,472          474,386   10,585,930
Units redeemed and transferred to
   other funding options           (2,946,787) (7,413,192)       (658,298)  (493,075)      (6,459,321) (10,528,584)
                                   ----------  ----------       ---------  ---------       ----------  -----------
Units end of year                   7,945,620   7,480,827       2,019,567  2,235,404               --    5,984,935
                                   ==========  ==========       =========  =========       ==========  ===========

                                    LMPVIT STRATEGIC BOND   LMPVPI TOTAL RETURN   LORD ABBETT GROWTH AND INCOME
                                      INVESTMENT OPTION      INVESTMENT OPTION          INVESTMENT OPTION
                                          (CLASS I)              (CLASS I)                  (CLASS VC)
                                   ----------------------- ---------------------  -----------------------------
                                      2007        2006      2007 (a)     2006         2007 (a)      2006
                                   ----------  ----------  ----------  --------      ----------  ----------
Units beginning of year             2,971,179   2,547,493     618,994   381,759       2,771,537   2,135,507
Units issued and transferred
   from other funding options       1,448,355   3,037,048     703,249   739,530         755,727   2,141,587
Units redeemed and transferred to
   other funding options           (1,310,789) (2,613,362) (1,322,243) (502,295)     (3,527,264) (1,505,557)
                                   ----------  ----------  ----------  --------      ----------  ----------
Units end of year                   3,108,745   2,971,179          --   618,994              --   2,771,537
                                   ==========  ==========  ==========  ========      ==========  ==========

                                     MIST BLACKROCK        MIST BLACKROCK
                                     LARGE-CAP CORE        LARGE-CAP CORE          MIST HARRIS OAKMARK
                                   INVESTMENT OPTION     INVESTMENT OPTION   INTERNATIONAL INVESTMENT OPTION
                                       (CLASS E)             (CLASS A)                  (CLASS A)
                                   -----------------  ---------------------- -------------------------------
                                     2007 (b)   2006   2007 (a)      2006           2007        2006
                                    ----------  ----  ----------  ---------      ----------  ----------
Units beginning of year                     --    --     904,781         --       9,827,544          --
Units issued and transferred
   from other funding options       12,368,822    --     236,900  1,353,772      13,713,613  16,387,655
Units redeemed and transferred to
   other funding options            (4,108,227)   --  (1,141,681)  (448,991)     (5,565,466) (6,560,111)
                                    ----------   ---  ----------  ---------      ----------  ----------
Units end of year                    8,260,595    --          --    904,781      17,975,691   9,827,544
                                    ==========   ===  ==========  =========      ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

                                   LMPVET FUNDAMENTAL VALUE   LMPVET INTERNATIONAL      LMPVET INVESTORS
                                       INVESTMENT OPTION       ALL CAP OPPORTUNITY     INVESTMENT OPTION
                                           (CLASS I)            INVESTMENT OPTION          (CLASS I)
                                   ------------------------  --------------------- ------------------------
                                       2007        2006        2007       2006        2007         2006
                                    ----------  ----------   ---------  ---------  ----------  -----------
Units beginning of year              2,932,147   3,550,693   1,007,220    427,269   4,952,272   25,474,639
Units issued and transferred
   from other funding options        6,722,603     871,428     377,208    896,355     967,552    6,972,099
Units redeemed and transferred to
   other funding options            (6,891,412) (1,489,974)   (409,852)  (316,404) (1,428,536) (27,494,466)
                                    ----------  ----------   ---------  ---------  ----------  -----------
Units end of year                    2,763,338   2,932,147     974,576  1,007,220   4,491,288    4,952,272
                                    ==========  ==========   =========  =========  ==========  ===========

                                   LMPVET CAPITAL AND INCOME  LMPVIT GLOBAL HIGH YIELD BOND    LMPVIT GOVERNMENT
                                       INVESTMENT OPTION           INVESTMENT OPTION           INVESTMENT OPTION
                                            (CLASS I)                   (CLASS I)                  (CLASS I)
                                   -------------------------  -----------------------------  --------------------
                                         2007 (b)  2006             2007         2006          2007       2006
                                        ---------  ----         -----------  -----------     ---------  --------
Units beginning of year                        --    --          17,593,279           --       139,645   185,366
Units issued and transferred
   from other funding options           1,794,030    --           9,477,534   37,830,796     1,372,296   330,594
Units redeemed and transferred to
   other funding options                 (682,815)   --         (13,248,707) (20,237,517)     (887,019) (376,315)
                                        ---------   ---         -----------  -----------     ---------  --------
Units end of year                       1,111,215    --          13,822,106   17,593,279       624,922   139,645
                                        =========   ===         ===========  ===========     =========  ========

                                                                  MIST BATTERYMARCH
                                   LORD ABBETT MID-CAP VALUE        MID-CAP STOCK      MIST BLACKROCK HIGH YIELD
                                       INVESTMENT OPTION          INVESTMENT OPTION        INVESTMENT OPTION
                                           (CLASS VC)                 (CLASS A)                (CLASS A)
                                   -------------------------  ------------------------ -------------------------
                                     2007 (a)      2006          2007         2006           2007 (b)   2006
                                    ----------  ----------    ----------  -----------       ----------  ----
Units beginning of year              8,183,226   9,126,608     9,431,096           --               --    --
Units issued and transferred
   from other funding options        1,131,395   7,267,810     1,005,090   24,942,292       13,684,395    --
Units redeemed and transferred to
   other funding options            (9,314,621) (8,211,192)   (6,977,521) (15,511,196)      (3,187,171)   --
                                    ----------  ----------    ----------  -----------       ----------   ---
Units end of year                           --   8,183,226     3,458,665    9,431,096       10,497,224    --
                                    ==========  ==========    ==========  ===========       ==========   ===

                                                            MIST LOOMIS SAYLES     MIST LORD ABBETT
                                        MIST JANUS FORTY      GLOBAL MARKETS         BOND DEBENTURE
                                       INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                           (CLASS A)             (CLASS A)             (CLASS A)
                                   ------------------------ ------------------  -----------------------
                                      2007         2006       2007 (b)   2006      2007        2006
                                   ----------  -----------   ----------  ----   ----------  ----------
Units beginning of year            17,823,011           --           --    --    4,172,978          --
Units issued and transferred
   from other funding options       8,615,178   43,070,983    7,552,179    --    1,118,262   9,175,755
Units redeemed and transferred to
   other funding options           (9,826,597) (25,247,972)  (1,296,940)   --   (3,984,192) (5,002,777)
                                   ----------  -----------   ----------   ---   ----------  ----------
Units end of year                  16,611,592   17,823,011    6,255,239    --    1,307,048   4,172,978
                                   ==========  ===========   ==========   ===   ==========  ==========

                                      MIST LORD ABBETT        MIST LORD ABBETT           MIST MET/AIM
                                      GROWTH AND INCOME         MID-CAP VALUE        CAPITAL APPRECIATION
                                      INVESTMENT OPTION       INVESTMENT OPTION        INVESTMENT OPTION
                                          (CLASS B)               (CLASS B)                (CLASS A)
                                   ----------------------  ----------------------  -----------------------
                                       2007        2006       2007        2006        2007         2006
                                   ----------  ----------  ----------  ----------  ----------  -----------
Units beginning of year             5,631,229          --   8,861,872          --   2,876,941           --
Units issued and transferred
   from other funding options       7,743,579   6,977,729  26,154,038  10,451,977     724,911   23,083,066
Units redeemed and transferred to
   other funding options           (2,784,825) (1,346,500) (6,049,124) (1,590,105) (1,577,875) (20,206,125)
                                   ----------  ----------  ----------  ----------  ----------  -----------
Units end of year                  10,589,983   5,631,229  28,966,786   8,861,872   2,023,977    2,876,941
                                   ==========  ==========  ==========  ==========  ==========  ===========

                                        MIST NEUBERGER              MIST PIMCO
                                      BERMAN REAL ESTATE     INFLATION PROTECTED BOND  MIST PIONEER FUND
                                       INVESTMENT OPTION         INVESTMENT OPTION     INVESTMENT OPTION
                                           (CLASS A)                 (CLASS A)              (CLASS A)
                                   ------------------------  ------------------------  -----------------
                                       2007         2006          2007 (b)    2006       2007     2006
                                   -----------  -----------      -----------  ----     --------  -------
Units beginning of year             19,986,349         --                 --    --      118,220       --
Units issued and transferred
   from other funding options        5,867,565   35,141,988       44,618,211    --       66,905  118,375
Units redeemed and transferred to
   other funding options           (12,001,683) (15,155,639)     (19,817,815)   --     (137,290)    (155)
                                   -----------  -----------      -----------   ---     --------  -------
Units end of year                   13,852,231   19,986,349       24,800,396    --       47,835  118,220
                                   ===========  ===========      ===========   ===     ========= =======

                                                                                              MSF CAPITAL
                                   MSF BLACKROCK DIVERSIFIED  MSF BLACKROCK MONEY MARKET   GUARDIAN U.S.EQUITY
                                       INVESTMENT OPTION           INVESTMENT OPTION        INVESTMENT OPTION
                                           (CLASS A)                   (CLASS A)                (CLASS A)
                                   -------------------------  --------------------------  ---------------------
                                         2007 (b)   2006          2007         2006         2007       2006
                                        ---------   ----      -----------  ------------  ----------  ---------
Units beginning of year                      --       --       97,923,083            --   4,168,943         --
Units issued and transferred
   from other funding options           3,615,390     --      142,085,046   210,047,351     891,371  4,814,861
Units redeemed and transferred to
   other funding options                 (653,188)    --      (96,445,725) (112,124,268) (1,302,599)  (645,918)
                                        ---------   ----      -----------  ------------  ----------  ---------
Units end of year                       2,962,202     --      143,562,404    97,923,083   3,757,715  4,168,943
                                        =========   ====      ===========  ============  ==========  =========

                                         MSF METLIFE        MSF METLIFE CONSERVATIVE TO       MSF METLIFE
                                   CONSERVATIVE ALLOCATION      MODERATE ALLOCATION       MODERATE ALLOCATION
                                      INVESTMENT OPTION          INVESTMENT OPTION         INVESTMENT OPTION
                                          (CLASS B)                  (CLASS B)                 (CLASS B)
                                   -----------------------  ---------------------------  ---------------------
                                      2007        2006            2007        2006          2007        2006
                                   ----------  ---------       ----------  ---------     ----------  ---------
Units beginning of year             4,478,240         --        9,068,317         --      1,965,704         --
Units issued and transferred
   from other funding options       2,460,138  4,893,764        2,955,760  9,139,665     10,616,086  1,978,570
Units redeemed and transferred to
   other funding options           (5,178,632)  (415,524)      (5,291,046)   (71,348)    (2,337,344)   (12,866)
                                   ----------  ---------       ----------  ---------     ----------  ---------
Units end of year                   1,759,746  4,478,240        6,733,031  9,068,317     10,244,446  1,965,704
                                   ==========  =========       ==========  =========     ==========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

                                       MIST MET/AIM            MIST MFS                 MIST MFS
                                     SMALL CAP GROWTH   EMERGING MARKETS EQUITY  RESEARCH INTERNATIONAL
                                    INVESTMENT OPTION      INVESTMENT OPTION        INVESTMENT OPTION
                                        (CLASS A)              (CLASS A)                (CLASS B)
                                   -------------------  -----------------------  ----------------------
                                      2007       2006       2007 (b)   2006           2007 (b)  2006
                                   ----------  -------     ----------  ----          ---------  ----
Units beginning of year               183,500       --             --    --                 --    --
Units issued and transferred
   from other funding options       1,128,563  205,784      4,778,350    --          5,396,668    --
Units redeemed and transferred to
   other funding options           (1,003,622) (22,284)    (1,457,541)   --           (823,704)   --
                                   ----------  -------     ----------   ---          ---------   ---
Units end of year                     308,441  183,500      3,320,809    --          4,572,964    --
                                   ==========  =======     ==========   ===          =========   ===

                                   MIST THIRD AVENUE       MSF BLACKROCK            MSF BLACKROCK
                                    SMALL CAP VALUE      AGGRESSIVE GROWTH           BOND INCOME
                                   INVESTMENT OPTION     INVESTMENT OPTION       INVESTMENT OPTION
                                       (CLASS B)             (CLASS D)                (CLASS A)
                                   -----------------  -----------------------  ----------------------
                                    2007 (b)   2006      2007        2006       2007         2006
                                   ----------  ----   ----------  -----------  ---------  -----------
Units beginning of year                    --    --   11,629,711           --  7,023,508           --
Units issued and transferred
   from other funding options      21,003,022    --    3,375,951   50,632,969  1,632,602   23,893,505
Units redeemed and transferred to
   other funding options           (8,418,810)   --   (3,176,545) (39,003,258)  (848,425) (16,869,997)
                                   ----------   ---   ----------  -----------  ---------  -----------
Units end of year                  12,584,212    --   11,829,117   11,629,711  7,807,685    7,023,508
                                   ==========   ===   ==========  ===========  =========  ===========

                                                                                         MSF METLIFE
                                       MSF FI LARGE CAP      MSF FI VALUE LEADERS    AGGRESSIVE ALLOCATION
                                       INVESTMENT OPTION       INVESTMENT OPTION      INVESTMENT OPTION
                                          (CLASS A)               (CLASS D)              (CLASS B)
                                   -----------------------  -----------------------  ---------------------
                                      2007         2006        2007        2006         2007       2006
                                   ----------  -----------  ----------  -----------  ---------  ---------
Units beginning of year             3,109,748           --  12,362,958           --  1,049,578         --
Units issued and transferred
   from other funding options       1,385,592   46,711,723   4,087,915   39,979,922  4,807,490  1,449,185
Units redeemed and transferred to
   other funding options           (1,765,214) (43,601,975) (5,179,650) (27,616,964)  (710,451)  (399,607)
                                   ----------  -----------  ----------  -----------  ---------  ---------
Units end of year                   2,730,126    3,109,748  11,271,223   12,362,958  5,146,617  1,049,578
                                   ==========  ===========  ==========  ===========  =========  =========

                                   MSF METLIFE MODERATE TO
                                    AGGRESSIVE ALLOCATION   MSF METLIFE STOCK INDEX    MSF MFS TOTAL RETURN
                                      INVESTMENT OPTION        INVESTMENT OPTION        INVESTMENT OPTION
                                          (CLASS B)                (CLASS A)                (CLASS F)
                                   -----------------------  -----------------------  -----------------------
                                       2007       2006          2007 (b)   2006         2007         2006
                                     ---------  -------        ----------  ----      ----------  -----------
Units beginning of year                426,130       --                --    --      27,516,843           --
Units issued and transferred
   from other funding options        1,379,111  505,557        49,513,492    --       3,065,415   60,506,141
Units redeemed and transferred to
   other funding options              (347,151) (79,427)       (4,992,370)   --      (8,698,882) (32,989,298)
                                     ---------  -------        ----------   ---      ----------  -----------
Units end of year                    1,458,090  426,130        44,521,122    --      21,883,376   27,516,843
                                     =========  =======        ==========   ===      ==========  ===========

                                                                                             MSF T. ROWE PRICE
                                   MSF OPPENHEIMER GLOBAL EQUITY  MSF RUSSELL 2000 INDEX      LARGE CAP GROWTH
                                         INVESTMENT OPTION           INVESTMENT OPTION       INVESTMENT OPTION
                                             (CLASS B)                   (CLASS A)               (CLASS B)
                                   -----------------------------  ----------------------  -----------------------
                                         2007           2006        2007 (b)    2006         2007         2006
                                   ---------------  ------------  -----------  ---------  ----------  -----------
Units beginning of year                 861,392             --             --     --       3,400,165           --
Units issued and transferred
   from other funding options           520,471      1,083,220     21,816,505     --       2,252,070   32,139,349
Units redeemed and transferred to
   other funding options               (645,974)      (221,828)    (2,927,246)    --      (2,845,578) (28,739,184)
                                       --------      ---------     ----------    ---      ----------  -----------
Units end of year                       735,889        861,392     18,889,259     --       2,806,657    3,400,165
                                       ========      =========     ==========    ===      ==========  ===========

                                                              PIMCO VIT REAL RETURN     PIMCO VIT TOTAL RETURN
                                    PIMCO VIT LOW DURATION      INVESTMENT OPTION         INVESTMENT OPTION
                                       INVESTMENT OPTION      (ADMINISTRATIVE CLASS)    (ADMINISTRATIVE CLASS)
                                   ------------------------  ------------------------  ------------------------
                                       2007         2006       2007 (a)      2006         2007          2006
                                   -----------  -----------  -----------  -----------  -----------  -----------
Units beginning of year             31,275,170    6,919,197   41,440,287   28,315,613  104,174,251   99,383,726
Units issued and transferred
   from other funding options       14,138,628   42,027,176    3,918,302   60,230,347   34,521,379   73,396,328
Units redeemed and transferred to
   other funding options           (29,923,395) (17,671,203) (45,358,589) (47,105,673) (42,486,489) (68,605,803)
                                   -----------  -----------  -----------  -----------  -----------  -----------
Units end of year                   15,490,403   31,275,170           --   41,440,287   96,209,141  104,174,251
                                   ===========  ===========  ===========  ===========  ===========  ===========

                                   PUTNAM VT SMALL CAP VALUE
                                        INVESTMENT OPTION        ROYCE MICRO CAP        ROYCE SMALL CAP
                                           (CLASS IB)           INVESTMENT OPTION      INVESTMENT OPTION
                                   -------------------------  ---------------------  ---------------------
                                     2007 (a)       2006          2007      2006        2007        2006
                                   ------------  -----------  ----------  ---------  ----------  ---------
Units beginning of year             19,152,836   19,819,570    3,688,500         --   4,407,807    266,421
Units issued and transferred
   from other funding options        1,776,654   21,860,886    9,453,962  3,826,590   2,576,415  4,734,268
Units redeemed and transferred to
   other funding options           (20,929,490) (22,527,620)  (9,014,402)  (138,090) (2,193,037)  (592,882)
                                   -----------  -----------   ----------  ---------  ----------  ---------
Units end of year                           --   19,152,836    4,128,060  3,688,500   4,791,185  4,407,807
                                   ===========  ===========   ==========  =========  ==========  =========

                                         VANGUARD VIF       VANGUARD VIF SHORT-TERM      VANGUARD VIF
                                        MID-CAP INDEX           INVESTMENT-GRADE     SMALL COMPANY GROWTH
                                      INVESTMENT OPTION        INVESTMENT OPTION       INVESTMENT OPTION
                                   -----------------------  -----------------------  --------------------
                                      2007         2006          2007     2006          2007       2006
                                   ----------  -----------     -------  --------     ---------  ---------
Units beginning of year            12,978,089           --       1,973     3,451       991,484         --
Units issued and transferred
   from other funding options       3,950,211   33,640,876     199,988   172,757     2,480,457  1,316,743
Units redeemed and transferred to
   other funding options           (5,054,545) (20,662,787)     (3,659) (174,235)     (759,241)  (325,259)
                                   ----------  -----------     -------  --------     ---------  ---------
Units end of year                  11,873,755   12,978,089     198,302     1,973     2,712,700    991,484
                                   ==========  ===========     =======  ========     =========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

                                   MSF WESTERN ASSET MANAGEMENT  MSF WESTERN ASSET MANAGEMENT     MORGAN STANLEY UIF
                                          HIGH YIELD BOND              U.S. GOVERNMENT         EMERGING MARKETS EQUITY
                                         INVESTMENT OPTION            INVESTMENT OPTION           INVESTMENT OPTION
                                             (CLASS A)                    (CLASS A)                   (CLASS I)
                                   ----------------------------  ----------------------------  -----------------------
                                       2007 (a)        2006          2007           2006         2007 (a)     2006
                                   -------------  -------------  -------------  -------------  ----------  -----------
Units beginning of year               9,348,183             --    12,848,012             --      614,965       4,989
Units issued and transferred
   from other funding options         2,123,268     28,556,649     4,402,349     28,635,596      382,239   1,403,698
Units redeemed and transferred to
   other funding options            (11,471,451)   (19,208,466)   (2,123,319)   (15,787,584)    (997,204)   (793,722)
                                    -----------     ----------    ----------    -----------     --------   ---------
Units end of year                            --      9,348,183    15,127,042     12,848,012           --     614,965
                                    ===========     ==========    ==========    ===========     ========   =========

                                   PIONEER MID CAP VALUE VCT  PUTNAM VT DISCOVERY GROWTH  PUTNAM VT INTERNATIONAL EQUITY
                                        INVESTMENT OPTION         INVESTMENT OPTION              INVESTMENT OPTION
                                           (CLASS II)                 (CLASS IB)                    (CLASS IB)
                                   -------------------------  --------------------------  ------------------------------
                                       2007         2006          2007          2006         2007 (a)         2006
                                   ------------  -----------  ------------  ------------  -------------  ---------------
Units beginning of year              3,764,070    8,112,364      282,448       425,019      4,628,676       19,832,788
Units issued and transferred
   from other funding options        2,783,167    3,800,987      146,576       464,468        777,207       11,195,252
Units redeemed and transferred to
   other funding options            (3,754,456)  (8,149,281)    (121,907)     (607,039)    (5,405,883)     (26,399,364)
                                    ----------   ----------     --------      --------     ----------      -----------
Units end of year                    2,792,781    3,764,070      307,117       282,448             --        4,628,676
                                    ==========   ==========     ========      ========     ==========      ===========

                                   VANGUARD VIF DIVERSIFIED VALUE  VANGUARD VIF EQUITY INDEX  VANGUARD VIF INTERNATIONAL
                                          INVESTMENT OPTION            INVESTMENT OPTION          INVESTMENT OPTION
                                   ------------------------------  -------------------------  --------------------------
                                         2007          2006            2007         2006           2007         2006
                                   --------------  --------------  ------------  -----------  ------------  ------------
Units beginning of year               11,261,851        17,811      19,303,659      170,904      166,210           --
Units issued and transferred
   from other funding options          4,037,486    20,241,180       4,637,075   41,072,795      412,002      166,441
Units redeemed and transferred to
   other funding options              (4,775,123)   (8,997,140)     (6,661,961) (21,940,040)     (36,162)        (231)
                                      ----------    ----------      ----------  -----------      -------      -------
Units end of year                     10,524,214    11,261,851      17,278,773   19,303,659      542,050      166,210
                                      ==========    ==========      ==========  ===========      =======      =======

                                   THE MERGER FUND VL
                                    INVESTMENT OPTION
                                   ------------------
                                     2007      2006
                                   --------  --------
Units beginning of year             137,661       --
Units issued and transferred
   from other funding options       291,445  198,572
Units redeemed and transferred to
   other funding options           (341,749) (60,911)
                                   --------  -------
Units end of year                    87,357  137,661
                                   ========  =======

7. SUBSEQUENT EVENT

The Company anticipates merging the Separate Account with and into MetLife of CT Fund UL for Variable Life Insurance, which is another separate account of the Company, during the fourth quarter of 2008 at the earliest, subject to regulatory approval. This merger will have no effect on the provisions of, and the rights and obligations under, the Policies.